UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104513
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 30	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 637	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Future Venue Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 97. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
1

•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in certain state jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
3

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
4

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Annual Loan Interest Charge	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	0.90%
Administrative Charge	0.20%
Death Benefit Options (an applicant may purchase one)
One-Year Enhanced Death Benefit II Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
One-Year Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option)	0.10%
Total Variable Account Charges (including this option only)	1.20%
One-Month Enhanced Death Benefit II Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.45%
One-Month Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.30%
Total Variable Account Charges (including this option only)	1.40%
Combination Enhanced Death Benefit II Option	0.45% [9]
Total Variable Account Charges (including this option only)	1.55%
Combination Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option)	0.40% [10]
Total Variable Account Charges (including this option only)	1.50%
Spousal Protection Annuity Option	0.20%
Total Variable Account Charges (including this option only)	1.30%
Beneficiary Protector II Option	0.35% [11]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.10%
9

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base[14]:
Nationwwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [15]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [16]
10% Nationwide Lifetime Income Rider	1.20% [17]
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [18]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.90%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.45%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.45%
10% Nationwide Lifetime Income Rider	1.20% [19]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [19]
Maximum Possible Total Variable Account Charges	4.05% [20]

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments withdrawn that were subject to CDSC; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will assess a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
10

[9]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[10]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[11]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Surrender.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[17]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[18]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[19]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[20]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
11

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.05%)[1].
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.43%)	$1,517	$2,874	$4,134	$7,097	*	$2,374	$3,834	$7,097	$817	$2,374	$3,834	$7,097
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,199	$1,996	$2,794	$4,990	*	$1,496	$2,494	$4,990	$499	$1,496	$2,494	$4,990
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment for Charitable Remainder Trusts is $5,000. For all other contract types the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments
12

equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
13

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
14

•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The
15

10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is
16

deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
17

Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
18

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
19

Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
20

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
21

•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments Purchase Payment Credits, and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
22

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
23

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to
24

participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
25

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
26

Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
27

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee
28

from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
29

Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Year Enhanced Death Benefit Option
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
30

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
31

each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option
32

is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
33

Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
34

The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
35

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
36

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the surrender will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
37

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the surrender will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the
38

rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
39

Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPPLI Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is
40

instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPPLI Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to
41

modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPPLI Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the
42

immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPPLI Option provision no longer applies.
Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
43

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
44

Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
45

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
46

At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
47

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
48

(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime
49

Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
50

7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
51

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
52

The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
53

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
54

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
55

5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000
56

in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
57

For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess
58

withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a
59

medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
60

Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
61

Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
62

Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
63

Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.55% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.10%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.55% will have a lower unit value than Sub-Account X with charges of 1.10% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
64

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
65

Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
66

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
67

•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
68

Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 3.55% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
69

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
70

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
71

(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or
72

postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
73

Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
74

Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
75

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
76

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
77

Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
78

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
79

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
80

Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
81

Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
82

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
83

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
84

(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
85

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
86

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
87

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The
88

adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
89

Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
90

F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
91

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
92

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
93

Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
94

No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
95

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class
96

certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104513
97

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
98

BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
99

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
100

Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA Situs Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
101

Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
102

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
103

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
104

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
105

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
106

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
107

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
108

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
109

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
110

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.256096	11.600604	3.06%	585
2013	10.167936	11.256096	10.70%	0
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	23.627477	25.538503	8.09%	1,054
2013	17.750019	23.627477	33.11%	1,054
2012	15.308089	17.750019	15.95%	1,459
2011	14.592211	15.308089	4.91%	3,086
2010	13.080287	14.592211	11.56%	1,459
2009	10.989511	13.080287	19.03%	3,430
2008	18.736672	10.989511	-41.35%	3,404
2007	18.068051	18.736672	3.70%	3,156
2006	15.616196	18.068051	15.70%	3,151
2005	15.095601	15.616196	3.45%	3,227
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	33.798334	36.416929	7.75%	39,434
2013	24.829501	33.798334	36.12%	40,862
2012	21.192263	24.829501	17.16%	48,396
2011	23.449304	21.192263	-9.63%	58,754
2010	18.729809	23.449304	25.20%	55,716
2009	13.275213	18.729809	41.09%	42,802
2008	20.891093	13.275213	-36.46%	7,119
2007	20.806891	20.891093	0.40%	1,987
2006	18.421522	20.806891	12.95%	657
2005	17.467525	18.421522	5.46%	1,606
111

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.996374	14.299177	2.16%	232,335
2013	15.463241	13.996374	-9.49%	235,768
2012	14.560252	15.463241	6.20%	230,672
2011	13.174427	14.560252	10.52%	246,879
2010	12.672223	13.174427	3.96%	268,287
2009	11.625631	12.672223	9.00%	162,381
2008	11.944696	11.625631	-2.67%	53,938
2007	11.030976	11.944696	8.28%	18,191
2006	10.979055	11.030976	0.47%	14,114
2005	10.930030	10.979055	0.45%	16,169
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	23.094425	25.656945	11.10%	0
2013	17.235519	23.094425	33.99%	0
2012	15.226334	17.235519	13.20%	0
2011	14.967745	15.226334	1.73%	0
2010	13.291810	14.967745	12.61%	0
2009	11.411401	13.291810	16.48%	0
2008	17.677788	11.411401	-35.45%	0
2007	17.953290	17.677788	-1.53%	304
2006	15.539655	17.953290	15.53%	501
2005	15.032935	15.539655	3.37%	1,582
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	21.034416	24.181157	14.96%	104,197
2013	16.372814	21.034416	28.47%	111,403
2012	14.243920	16.372814	14.95%	120,097
2011	14.524454	14.243920	-1.93%	145,816
2010	12.343539	14.524454	17.67%	140,959
2009	9.615269	12.343539	28.37%	73,477
2008	12.878768	9.615269	-25.34%	22,480
2007	13.346510	12.878768	-3.50%	12,689
2006	11.224346	13.346510	18.91%	352
2005*	10.000000	11.224346	12.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.390246	15.515057	0.81%	146,071
2013	13.600734	15.390246	13.16%	146,471
2012	12.505920	13.600734	8.75%	138,204
2011	13.122397	12.505920	-4.70%	166,962
2010	12.088339	13.122397	8.55%	167,335
2009*	10.000000	12.088339	20.88%	46,319
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.251137	12.797136	4.46%	278
2013*	10.000000	12.251137	22.51%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.904285	9.04%	1,466
112

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	34.578929	35.950038	3.97%	25,960
2013	24.847019	34.578929	39.17%	24,590
2012	21.706977	24.847019	14.47%	29,190
2011	21.825085	21.706977	-0.54%	35,818
2010	17.538096	21.825085	24.44%	36,443
2009	14.183516	17.538096	23.65%	21,006
2008	20.758845	14.183516	-31.67%	10,674
2007	21.129368	20.758845	-1.75%	5,006
2006	18.672793	21.129368	13.16%	2,350
2005	17.606381	18.672793	6.06%	2,239
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	23.285999	26.047710	11.86%	27,695
2013	17.876977	23.285999	30.26%	33,300
2012	15.653927	17.876977	14.20%	34,461
2011	15.575294	15.653927	0.50%	37,237
2010	13.749669	15.575294	13.28%	58,207
2009	11.029884	13.749669	24.66%	58,234
2008	17.793253	11.029884	-38.01%	41,767
2007	17.136860	17.793253	3.83%	28,045
2006	15.039960	17.136860	13.94%	22,688
2005	14.561180	15.039960	3.29%	26,773
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	22.046304	23.510334	6.64%	37,259
2013	18.449244	22.046304	19.50%	46,348
2012	16.937826	18.449244	8.92%	53,651
2011	15.749432	16.937826	7.55%	55,465
2010	13.842043	15.749432	13.78%	49,394
2009	11.450646	13.842043	20.88%	29,992
2008	16.474773	11.450646	-30.50%	4,562
2007	15.590731	16.474773	5.67%	5,635
2006	13.565076	15.590731	14.93%	7,393
2005	13.173109	13.565076	2.98%	3,819
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	20.895039	20.938310	0.21%	0
2013	14.254173	20.895039	46.59%	0
2012	11.986972	14.254173	18.91%	0
2011	14.102666	11.986972	-15.00%	0
2010	10.900325	14.102666	29.38%	0
2009	8.763689	10.900325	24.38%	0
2008	14.239916	8.763689	-38.46%	0
2007	16.229855	14.239916	-12.26%	0
2006	15.851757	16.229855	2.39%	213
2005	15.183919	15.851757	4.40%	1,270
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.085671	10.031812	-0.53%	0
113

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	17.492718	17.070102	-2.42%	0
2013	15.232683	17.492718	14.84%	0
2012	13.998857	15.232683	8.81%	0
2011	14.979435	13.998857	-6.55%	0
2010	13.402573	14.979435	11.77%	1,226
2009	11.964444	13.402573	12.02%	1,226
2008	17.200596	11.964444	-30.44%	1,226
2007	15.863461	17.200596	8.43%	1,226
2006	13.853123	15.863461	14.51%	1,226
2005	13.773279	13.853123	0.58%	1,226
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.195489	14.532515	2.37%	8,872
2013	14.246450	14.195489	-0.36%	7,143
2012	13.161960	14.246450	8.24%	7,469
2011	13.048239	13.161960	0.87%	10,186
2010	12.184243	13.048239	7.09%	11,287
2009	10.253148	12.184243	18.83%	13,624
2008	11.214173	10.253148	-8.57%	17,503
2007	10.785198	11.214173	3.98%	16,819
2006	10.493513	10.785198	2.78%	7,008
2005	10.506201	10.493513	-0.12%	6,462
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.301707	15.770679	3.06%	386,177
2013	13.668198	15.301707	11.95%	440,883
2012	12.385897	13.668198	10.35%	464,628
2011	12.577116	12.385897	-1.52%	460,632
2010	11.299359	12.577116	11.31%	452,604
2009	9.217081	11.299359	22.59%	223,711
2008	12.454176	9.217081	-25.99%	54,195
2007	11.615174	12.454176	7.22%	20,518
2006	10.717270	11.615174	8.38%	95
2005*	10.000000	10.717270	7.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.807162	16.351684	3.44%	1,082,733
2013	13.821913	15.807162	14.36%	1,139,980
2012	12.360415	13.821913	11.82%	1,204,119
2011	12.654728	12.360415	-2.33%	1,206,253
2010	11.191763	12.654728	13.07%	1,254,277
2009	8.803123	11.191763	27.13%	620,233
2008	13.245830	8.803123	-33.54%	92,833
2007	12.179941	13.245830	8.75%	32,205
2006	11.024609	12.179941	10.48%	1,540
2005*	10.000000	11.024609	10.25%	0
114

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.472041	17.063581	3.59%	9,490
2013	13.718329	16.472041	20.07%	8,358
2012	12.042940	13.718329	13.91%	8,330
2011	12.531151	12.042940	-3.90%	8,436
2010	10.933144	12.531151	14.62%	8,491
2009	8.427241	10.933144	29.74%	7,153
2008	13.781886	8.427241	-38.85%	12,690
2007	12.545895	13.781886	9.85%	8,741
2006	11.233204	12.545895	11.69%	3,510
2005*	10.000000	11.233204	12.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.610661	17.781612	-13.73%	22,627
2013	16.786621	20.610661	22.78%	24,973
2012	16.206473	16.786621	3.58%	33,569
2011	17.285108	16.206473	-6.24%	42,190
2010	14.667409	17.285108	17.85%	35,479
2009	10.049607	14.667409	45.95%	23,541
2008	22.286535	10.049607	-54.91%	23,665
2007	15.473302	22.286535	44.03%	20,763
2006	13.415794	15.473302	15.34%	16,073
2005*	10.000000	13.415794	34.16%	4,052
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	22.580803	24.226108	7.29%	142,325
2013	17.861494	22.580803	26.42%	158,479
2012	15.429155	17.861494	15.76%	168,438
2011	15.498902	15.429155	-0.45%	183,619
2010	13.636937	15.498902	13.65%	190,916
2009	10.616102	13.636937	28.46%	129,011
2008	18.770421	10.616102	-43.44%	65,795
2007	18.741842	18.770421	0.15%	54,542
2006	15.800778	18.741842	18.61%	33,162
2005	15.133052	15.800778	4.41%	27,230
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	23.737600	26.061953	9.79%	71,857
2013	17.648129	23.737600	34.50%	79,182
2012	15.598308	17.648129	13.14%	80,004
2011	15.776566	15.598308	-1.13%	73,834
2010	12.878809	15.776566	22.50%	74,276
2009	10.176249	12.878809	26.56%	54,239
2008	19.528002	10.176249	-47.89%	36,939
2007	15.590075	19.528002	25.26%	23,260
2006	14.790877	15.590075	5.40%	17,192
2005	14.174945	14.790877	4.35%	15,335
115

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	14.136886	14.766823	4.46%	585,778
2013	14.595930	14.136886	-3.15%	562,314
2012	13.975501	14.595930	4.44%	524,470
2011	13.201761	13.975501	5.86%	489,699
2010	12.411764	13.201761	6.36%	542,176
2009	10.868541	12.411764	14.20%	630,661
2008	11.383458	10.868541	-4.52%	491,384
2007	11.059086	11.383458	2.93%	402,920
2006	10.737599	11.059086	2.99%	70,235
2005	10.654803	10.737599	0.78%	17,679
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	36.992643	38.792488	4.87%	107,435
2013	27.529306	36.992643	34.38%	117,909
2012	24.297810	27.529306	13.30%	135,554
2011	27.558367	24.297810	-11.83%	156,492
2010	21.672513	27.558367	27.16%	149,757
2009	15.680311	21.672513	38.21%	130,404
2008	26.252822	15.680311	-40.27%	66,649
2007	23.016109	26.252822	14.06%	46,791
2006	20.703535	23.016109	11.17%	29,861
2005	17.737527	20.703535	16.72%	28,655
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	25.493157	23.120877	-9.31%	0
2013	19.802805	25.493157	28.74%	0
2012	16.633854	19.802805	19.05%	0
2011	20.346636	16.633854	-18.25%	1,155
2010	18.233583	20.346636	11.59%	5,419
2009	14.606502	18.233583	24.83%	5,419
2008	26.354744	14.606502	-44.58%	5,419
2007	22.766986	26.354744	15.76%	5,601
2006	19.545720	22.766986	16.48%	5,601
2005	16.637511	19.545720	17.48%	5,601
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	31.029861	32.687296	5.34%	1,129
2013	24.100368	31.029861	28.75%	1,130
2012	19.178435	24.100368	25.66%	3,669
2011	21.317946	19.178435	-10.04%	1,023
2010	17.061304	21.317946	24.95%	1,024
2009	10.977272	17.061304	55.42%	1,014
2008	22.785163	10.977272	-51.82%	1,317
2007	21.851015	22.785163	4.28%	2,367
2006	19.044673	21.851015	14.74%	1,307
2005	18.799692	19.044673	1.30%	1,708
116

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.618130	12.834741	1.72%	20,458
2013	10.308138	12.618130	22.41%	21,370
2012	9.037365	10.308138	14.06%	22,607
2011	9.280772	9.037365	-2.62%	23,866
2010	8.511220	9.280772	9.04%	24,377
2009	6.607120	8.511220	28.82%	16,870
2008*	10.000000	6.607120	-33.93%	14,448
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.099934	15.623162	3.47%	143,216
2013	13.399766	15.099934	12.69%	141,891
2012	12.027382	13.399766	11.41%	142,791
2011	11.877684	12.027382	1.26%	154,997
2010	10.658939	11.877684	11.43%	158,864
2009	7.948254	10.658939	34.10%	139,581
2008	11.424928	7.948254	-30.43%	150,971
2007	11.134394	11.424928	2.61%	103,493
2006*	10.000000	11.134394	11.34%	31,263
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	24.606991	26.459165	7.53%	7,060
2013	19.184813	24.606991	28.26%	7,511
2012	17.326173	19.184813	10.73%	10,162
2011	16.527030	17.326173	4.84%	10,006
2010	13.851266	16.527030	19.32%	21,267
2009	11.935215	13.851266	16.05%	33,028
2008	16.554262	11.935215	-27.90%	33,090
2007	17.201726	16.554262	-3.76%	34,250
2006	14.849802	17.201726	15.84%	40,009
2005	14.517102	14.849802	2.29%	44,082
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	34.247853	34.064557	-0.54%	77,812
2013	25.417685	34.247853	34.74%	82,701
2012	21.709181	25.417685	17.08%	93,470
2011	22.807782	21.709181	-4.82%	103,430
2010	17.985400	22.807782	26.81%	107,371
2009	14.080163	17.985400	27.74%	149,057
2008	21.254613	14.080163	-33.75%	43,327
2007	22.016280	21.254613	-3.46%	35,240
2006	19.029112	22.016280	15.70%	13,859
2005	17.689369	19.029112	7.57%	8,261
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.359497	-6.41%	19,039
117

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	26.057747	22.902322	-12.11%	69,863
2013	21.425843	26.057747	21.62%	463
2012	18.323730	21.425843	16.93%	478
2011	20.731950	18.323730	-11.62%	2,060
2010	19.336820	20.731950	7.21%	2,060
2009	14.267019	19.336820	35.54%	2,061
2008	24.195695	14.267019	-41.03%	2,061
2007	21.190748	24.195695	14.18%	2,437
2006	17.642320	21.190748	20.11%	2,438
2005	16.191498	17.642320	8.96%	3,581
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.766986	9.836614	0.71%	69,446
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.921960	10.270057	3.51%	331
2013*	10.000000	9.921960	-0.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.372162	11.417870	-7.71%	845
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.510954	16.960891	-3.14%	22,049
2013	13.421458	17.510954	30.47%	21,964
2012	11.066998	13.421458	21.27%	20,913
2011	11.292708	11.066998	-2.00%	614
2010*	10.000000	11.292708	12.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.354435	14.286411	6.98%	5,323
2013	9.659049	13.354435	38.26%	5,266
2012*	10.000000	9.659049	-3.41%	5,307
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.669740	13.052854	3.02%	478
2013	9.972152	12.669740	27.05%	526
2012*	10.000000	9.972152	-0.28%	640
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.177451	14.034942	6.51%	27,328
2013	9.753767	13.177451	35.10%	30,044
2012*	10.000000	9.753767	-2.46%	33,393
118

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.089227	16.011376	-6.31%	55,464
2013	13.808838	17.089227	23.76%	51,455
2012	11.716087	13.808838	17.86%	39,545
2011	12.766053	11.716087	-8.22%	65,071
2010	11.877560	12.766053	7.48%	70,557
2009*	10.000000	11.877560	18.78%	21,286
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.835226	11.927981	0.78%	9,072
2013	10.829800	11.835226	9.28%	5,532
2012*	10.000000	10.829800	8.30%	2,638
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.955806	13.821634	6.68%	2,953
2013	10.081646	12.955806	28.51%	3,951
2012*	10.000000	10.081646	0.82%	4,646
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	23.078676	24.705207	7.05%	2,489
2013	19.478130	23.078676	18.49%	2,490
2012	17.371809	19.478130	12.12%	1,960
2011	17.329806	17.371809	0.24%	645
2010	16.206580	17.329806	6.93%	2,051
2009	13.048659	16.206580	24.20%	2,655
2008	15.718179	13.048659	-16.98%	2,655
2007	14.411379	15.718179	9.07%	638
2006	13.196803	14.411379	10.13%	638
2005	12.393718	13.196803	6.48%	638
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	28.960743	31.067531	7.27%	69,743
2013	22.372721	28.960743	29.45%	77,027
2012	18.264500	22.372721	22.49%	82,315
2011	19.844800	18.264500	-7.96%	103,599
2010	18.844427	19.844800	5.31%	100,798
2009	13.049313	18.844427	44.41%	50,733
2008	23.693058	13.049313	-44.92%	17,494
2007	17.534277	23.693058	35.12%	1,677
2006	16.247597	17.534277	7.92%	431
2005	14.595144	16.247597	11.32%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.355281	14.443028	8.14%	9,580
2013	9.973930	13.355281	33.90%	9,492
2012*	10.000000	9.973930	-0.26%	7,416
119

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	35.594221	30.942646	-13.07%	11,136
2013	31.492476	35.594221	13.02%	14,867
2012	28.135110	31.492476	11.93%	15,298
2011	42.043830	28.135110	-33.08%	0
2010	34.004144	42.043830	23.64%	0
2009	19.200263	34.004144	77.10%	243
2008	40.640231	19.200263	-52.76%	243
2007	32.100444	40.640231	26.60%	243
2006	22.134977	32.100444	45.37%	243
2005	16.962545	22.134977	30.49%	243
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.856144	9.295714	-5.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.304313	13.086728	-8.51%	488
2013	10.241840	14.304313	39.67%	488
2012*	10.000000	10.241840	2.42%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	26.751871	29.156893	8.99%	254,006
2013	19.948504	26.751871	34.10%	263,197
2012	17.406339	19.948504	14.60%	266,422
2011	17.682009	17.406339	-1.56%	320,641
2010	16.075487	17.682009	9.99%	320,499
2009	13.274081	16.075487	21.10%	322,462
2008	19.955980	13.274081	-33.48%	73,257
2007	18.754956	19.955980	6.40%	53,342
2006	15.736161	18.754956	19.18%	45,796
2005	14.944258	15.736161	5.30%	45,464
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.133806	15.136871	0.02%	31,568
2013	11.989006	15.133806	26.23%	33,897
2012	10.456746	11.989006	14.65%	21,608
2011	10.764126	10.456746	-2.86%	20,933
2010*	10.000000	10.764126	7.64%	13,911
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.094364	14.380271	9.82%	9,649
2013	10.231049	13.094364	27.99%	15,418
2012	9.092169	10.231049	12.53%	15,076
2011*	10.000000	9.092169	-9.08%	442
120

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.424023	22.814725	11.71%	169,107
2013	15.683748	20.424023	30.22%	189,855
2012	13.856862	15.683748	13.18%	200,932
2011	13.942834	13.856862	-0.62%	249,825
2010	12.459245	13.942834	11.91%	270,560
2009*	10.000000	12.459245	24.59%	36,398
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.389503	14.941432	3.84%	12,115,094
2013	11.801550	14.389503	21.93%	12,467,253
2012	10.312373	11.801550	14.44%	12,684,626
2011	10.330858	10.312373	-0.18%	13,208,661
2010	9.325078	10.330858	10.79%	13,551,727
2009	7.639940	9.325078	22.06%	8,256,673
2008	11.000442	7.639940	-30.55%	1,762,797
2007	10.479861	11.000442	4.97%	909,766
2006*	10.000000	10.479861	4.80%	384,029
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.548990	11.990578	3.82%	3,229,448
2013	11.985942	11.548990	-3.65%	3,199,537
2012	11.546118	11.985942	3.81%	2,844,451
2011	11.042165	11.546118	4.56%	2,769,286
2010	10.533955	11.042165	4.82%	2,882,558
2009	9.497230	10.533955	10.92%	2,063,556
2008	10.654712	9.497230	-10.86%	582,258
2007	10.461879	10.654712	1.84%	188,334
2006*	10.000000	10.461879	4.62%	9,104
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.691090	15.803355	0.72%	193,655
2013	12.333180	15.691090	27.23%	194,322
2012	10.214607	12.333180	20.74%	205,705
2011	11.388162	10.214607	-10.31%	225,120
2010	10.345640	11.388162	10.08%	215,518
2009	7.387323	10.345640	40.05%	172,520
2008	12.172813	7.387323	-39.31%	86,319
2007	10.762882	12.172813	13.10%	48,466
2006*	10.000000	10.762882	7.63%	803
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.139854	15.112403	6.88%	404,775
2013	11.030803	14.139854	28.19%	422,365
2012	9.500514	11.030803	16.11%	445,856
2011	10.078460	9.500514	-5.73%	515,220
2010	8.621883	10.078460	16.89%	526,682
2009	6.281631	8.621883	37.26%	440,899
2008	11.385541	6.281631	-44.83%	288,557
2007	10.288678	11.385541	10.66%	130,402
2006*	10.000000	10.288678	2.89%	22,682
121

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.560847	13.693207	9.01%	2,884,361
2013	9.551526	12.560847	31.51%	3,084,456
2012	8.250277	9.551526	15.77%	3,439,791
2011	8.532609	8.250277	-3.31%	3,665,022
2010	7.774220	8.532609	9.76%	3,863,868
2009	6.014749	7.774220	29.25%	2,712,874
2008	9.819431	6.014749	-38.75%	739,351
2007*	10.000000	9.819431	-1.81%	184,046
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.880250	21.177241	1.42%	16,904
2013	19.717983	20.880250	5.89%	1,185
2012	17.404316	19.717983	13.29%	2,099
2011	16.950339	17.404316	2.68%	2,099
2010	15.146375	16.950339	11.91%	2,099
2009	10.489676	15.146375	44.39%	2,688
2008	14.728954	10.489676	-28.78%	2,688
2007	14.441001	14.728954	1.99%	3,224
2006	13.201393	14.441001	9.39%	3,224
2005	13.037478	13.201393	1.26%	3,999
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	24.301613	26.179675	7.73%	126,326
2013	18.160982	24.301613	33.81%	129,411
2012	15.539726	18.160982	16.87%	137,687
2011	16.123246	15.539726	-3.62%	157,820
2010	14.121341	16.123246	14.18%	161,198
2009	11.131655	14.121341	26.86%	119,592
2008	17.928436	11.131655	-37.91%	82,586
2007	18.614172	17.928436	-3.68%	179,322
2006	16.286496	18.614172	14.29%	47,395
2005	15.841193	16.286496	2.81%	10,308
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.658432	13.340372	5.39%	53,199
2013	8.917257	12.658432	41.95%	60,158
2012	7.717412	8.917257	15.55%	75,620
2011	8.832585	7.717412	-12.63%	88,521
2010	7.739930	8.832585	14.12%	75,102
2009	5.116272	7.739930	51.28%	39,045
2008*	10.000000	5.116272	-48.84%	1,958
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.046764	15.352276	9.29%	251,298
2013	10.250970	14.046764	37.03%	240,315
2012	9.305930	10.250970	10.16%	257,933
2011	9.726873	9.305930	-4.33%	272,573
2010	7.959593	9.726873	22.20%	291,016
2009	6.130958	7.959593	29.83%	506,652
2008*	10.000000	6.130958	-38.69%	586,368
122

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.595318	13.016941	3.35%	13,266
2013	9.836152	12.595318	28.05%	13,273
2012	8.562658	9.836152	14.87%	13,282
2011	9.247549	8.562658	-7.41%	18,389
2010	8.133865	9.247549	13.69%	40,950
2009	6.365782	8.133865	27.77%	29,049
2008*	10.000000	6.365782	-36.34%	23,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.470220	12.863060	3.15%	7,690,604
2013	10.997048	12.470220	13.40%	8,046,631
2012	10.012205	10.997048	9.84%	8,107,688
2011	10.261354	10.012205	-2.43%	8,528,679
2010	9.397542	10.261354	9.19%	8,859,630
2009	7.930212	9.397542	18.50%	4,729,026
2008*	10.000000	7.930212	-20.70%	274,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.659918	13.108816	3.55%	8,071,066
2013	10.557671	12.659918	19.91%	8,188,153
2012	9.393792	10.557671	12.39%	8,209,753
2011	9.837220	9.393792	-4.51%	8,608,210
2010	8.850147	9.837220	11.15%	8,441,009
2009	7.207070	8.850147	22.80%	4,672,637
2008*	10.000000	7.207070	-27.93%	268,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.865739	12.126755	2.20%	2,444,755
2013	11.433714	11.865739	3.78%	2,603,210
2012	10.754709	11.433714	6.31%	2,973,968
2011	10.722785	10.754709	0.30%	2,951,806
2010	10.151663	10.722785	5.63%	2,756,417
2009	9.082054	10.151663	11.78%	1,488,332
2008*	10.000000	9.082054	-9.18%	50,408
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.840506	10.963582	1.14%	36,259
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.979220	10.968496	-0.10%	14,897
2013*	10.000000	10.979220	9.79%	0
123

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.569469	12.999321	3.42%	10,537,905
2013	10.788427	12.569469	16.51%	11,017,702
2012	9.707840	10.788427	11.13%	11,312,195
2011	10.050033	9.707840	-3.40%	11,840,130
2010	9.124286	10.050033	10.15%	12,178,021
2009	7.565372	9.124286	20.61%	6,816,514
2008*	10.000000	7.565372	-24.35%	510,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.607773	13.037904	3.41%	830,669
2013	10.257738	12.607773	22.91%	848,976
2012	9.051808	10.257738	13.32%	865,409
2011	9.600776	9.051808	-5.72%	916,834
2010	8.567131	9.600776	12.07%	926,148
2009	6.843520	8.567131	25.19%	544,144
2008*	10.000000	6.843520	-31.56%	373,869
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.317687	12.679500	2.94%	2,603,684
2013	11.196381	12.317687	10.01%	2,809,307
2012	10.287903	11.196381	8.83%	2,985,607
2011	10.430294	10.287903	-1.37%	3,101,444
2010	9.672495	10.430294	7.83%	3,185,650
2009	8.310716	9.672495	16.39%	1,772,808
2008*	10.000000	8.310716	-16.89%	148,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.077671	12.503698	3.53%	291,457
2013	12.477591	12.077671	-3.21%	279,389
2012	11.738341	12.477591	6.30%	256,948
2011	11.171635	11.738341	5.07%	249,403
2010	10.578837	11.171635	5.60%	271,958
2009	9.850251	10.578837	7.40%	318,890
2008*	10.000000	9.850251	-1.50%	3,799
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.062618	13.549573	3.73%	74,089
2013	13.484158	13.062618	-3.13%	77,762
2012	12.728494	13.484158	5.94%	75,503
2011	12.135789	12.728494	4.88%	76,471
2010	11.349822	12.135789	6.92%	88,287
2009	9.856077	11.349822	15.16%	33,537
2008*	10.000000	9.856077	-1.44%	4,135
124

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	34.222684	31.906760	-6.77%	7,163
2013	34.455502	34.222684	-0.68%	0
2012	29.779843	34.455502	15.70%	0
2011	38.901008	29.779843	-23.45%	572
2010	33.933740	38.901008	14.64%	670
2009	21.038326	33.933740	61.29%	670
2008	50.564672	21.038326	-58.39%	693
2007	35.215525	50.564672	43.59%	693
2006	26.120428	35.215525	34.82%	693
2005	19.957658	26.120428	30.88%	891
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.126829	13.575603	3.42%	340,584
2013	13.833873	13.126829	-5.11%	334,001
2012	13.573201	13.833873	1.92%	321,596
2011	12.795445	13.573201	6.08%	289,745
2010	12.347328	12.795445	3.63%	335,412
2009	12.157809	12.347328	1.56%	470,921
2008	11.412073	12.157809	6.53%	517,391
2007	10.768811	11.412073	5.97%	366,502
2006	10.536208	10.768811	2.21%	66,320
2005	10.316390	10.536208	2.13%	11,953
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.226189	9.059033	-1.81%	82,224
2013	7.935154	9.226189	16.27%	83,500
2012	6.963352	7.935154	13.96%	84,983
2011	7.822932	6.963352	-10.99%	101,614
2010	6.999728	7.822932	11.76%	64,986
2009	5.467370	6.999728	28.03%	38,910
2008*	10.000000	5.467370	-45.33%	4,351
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.796117	10.016679	-7.22%	22,950
2013	9.020778	10.796117	19.68%	24,017
2012	7.716089	9.020778	16.91%	26,290
2011	8.952007	7.716089	-13.81%	27,548
2010	8.427987	8.952007	6.22%	24,518
2009	6.626051	8.427987	27.19%	14,305
2008	11.772823	6.626051	-43.72%	4,590
2007	10.882719	11.772823	8.18%	1,324
2006*	10.000000	10.882719	8.83%	0
125

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	24.544974	25.485178	3.83%	51,132
2013	19.503666	24.544974	25.85%	48,858
2012	17.015138	19.503666	14.63%	30,250
2011	17.908015	17.015138	-4.99%	33,765
2010	15.796289	17.908015	13.37%	44,007
2009	12.556025	15.796289	25.81%	30,505
2008	20.102175	12.556025	-37.54%	17,693
2007	19.183932	20.102175	4.79%	36,343
2006	16.597078	19.183932	15.59%	13,016
2005	15.547974	16.597078	6.75%	11,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.194780	15.716696	3.43%	1,544,809
2013	13.545432	15.194780	12.18%	1,592,262
2012	12.521179	13.545432	8.18%	1,609,535
2011	12.549129	12.521179	-0.22%	1,737,161
2010	11.554648	12.549129	8.61%	1,798,922
2009*	10.000000	11.554648	15.55%	718,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.253971	17.953561	4.05%	2,001,638
2013	14.599701	17.253971	18.18%	1,905,106
2012	13.151411	14.599701	11.01%	1,898,143
2011	13.422987	13.151411	-2.02%	1,940,263
2010	12.114759	13.422987	10.80%	1,973,976
2009*	10.000000	12.114759	21.15%	857,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.388550	14.783880	2.75%	1,050,960
2013	13.878040	14.388550	3.68%	1,173,815
2012	13.342218	13.878040	4.02%	1,365,454
2011	13.106178	13.342218	1.80%	1,357,691
2010	12.514492	13.106178	4.73%	1,317,898
2009	11.599891	12.514492	7.88%	811,533
2008	12.480594	11.599891	-7.06%	221,518
2007	11.975721	12.480594	4.22%	69,661
2006	11.405523	11.975721	5.00%	4,021
2005	11.162893	11.405523	2.17%	713
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0
126

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	19.558733	20.345799	4.02%	3,829,465
2013	16.956780	19.558733	15.34%	4,006,844
2012	15.472895	16.956780	9.59%	4,230,446
2011	15.650961	15.472895	-1.14%	4,437,002
2010	14.267833	15.650961	9.69%	4,664,068
2009	12.109339	14.267833	17.83%	3,322,817
2008	15.941961	12.109339	-24.04%	905,820
2007	15.256798	15.941961	4.49%	518,241
2006	13.853264	15.256798	10.13%	265,465
2005	13.296334	13.853264	4.19%	114,589
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	22.480038	23.334833	3.80%	870,606
2013	18.573691	22.480038	21.03%	939,256
2012	16.509073	18.573691	12.51%	927,774
2011	17.055012	16.509073	-3.20%	989,935
2010	15.283141	17.055012	11.59%	1,027,129
2009	12.422876	15.283141	23.02%	1,019,950
2008	18.308411	12.422876	-32.15%	648,008
2007	17.440498	18.308411	4.98%	403,607
2006	15.395352	17.440498	13.28%	232,920
2005	14.537959	15.395352	5.90%	40,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	17.032378	17.643383	3.59%	1,124,088
2013	15.586053	17.032378	9.28%	1,235,066
2012	14.587026	15.586053	6.85%	1,304,842
2011	14.450881	14.587026	0.94%	1,336,853
2010	13.464824	14.450881	7.32%	1,415,919
2009	11.884099	13.464824	13.30%	1,041,851
2008	14.144179	11.884099	-15.98%	302,707
2007	13.510710	14.144179	4.69%	84,846
2006	12.599352	13.510710	7.23%	26,299
2005	12.192168	12.599352	3.34%	3,383
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.144539	22.702494	7.37%	100,667
2013	15.687374	21.144539	34.79%	115,769
2012	13.394711	15.687374	17.12%	128,119
2011	13.889943	13.394711	-3.57%	175,829
2010	12.942109	13.889943	7.32%	209,294
2009*	10.000000	12.942109	29.42%	8,346
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.150561	1.51%	0
127

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	32.972038	35.681284	8.22%	17,789
2013	25.057608	32.972038	31.58%	23,000
2012	21.568305	25.057608	16.18%	25,775
2011	22.377032	21.568305	-3.61%	22,639
2010	17.928240	22.377032	24.81%	22,137
2009	13.255499	17.928240	35.25%	20,966
2008	21.095101	13.255499	-37.16%	14,273
2007	19.831814	21.095101	6.37%	9,907
2006	18.247257	19.831814	8.68%	6,979
2005	16.458347	18.247257	10.87%	4,083
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.315280	10.201817	-1.10%	830,405
2013	10.430010	10.315280	-1.10%	610,432
2012	10.546329	10.430010	-1.10%	559,719
2011	10.663301	10.546329	-1.10%	527,659
2010	10.781886	10.663301	-1.10%	621,100
2009	10.897233	10.781886	-1.06%	606,454
2008	10.796706	10.897233	0.93%	363,177
2007	10.418140	10.796706	3.63%	201,943
2006	10.077171	10.418140	3.38%	46,584
2005	9.924162	10.077171	1.54%	24,026
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.616451	16.044488	2.74%	179,108
2013	15.969701	15.616451	-2.21%	171,175
2012	14.385546	15.969701	11.01%	152,687
2011	13.780632	14.385546	4.39%	146,749
2010	12.599863	13.780632	9.37%	155,094
2009	10.242806	12.599863	23.01%	104,620
2008	12.521962	10.242806	-18.20%	36,700
2007	12.102286	12.521962	3.47%	15,726
2006	11.671822	12.102286	3.69%	13,238
2005	11.549482	11.671822	1.06%	1,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.262999	10.988510	-2.44%	303,315
2013	9.405778	11.262999	19.75%	270,598
2012	8.232874	9.405778	14.25%	278,168
2011	9.210640	8.232874	-10.62%	284,943
2010	8.183302	9.210640	12.55%	290,364
2009	6.079248	8.183302	34.61%	464,435
2008*	10.000000	6.079248	-39.21%	464,336
128

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	18.110369	16.177859	-10.67%	114,719
2013	15.127464	18.110369	19.72%	0
2012	13.068225	15.127464	15.76%	0
2011	15.807971	13.068225	-17.33%	0
2010	15.093958	15.807971	4.73%	0
2009	11.784398	15.093958	28.08%	0
2008	22.263611	11.784398	-47.07%	0
2007	21.918912	22.263611	1.57%	0
2006	18.105903	21.918912	21.06%	0
2005	16.376550	18.105903	10.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.466292	14.669732	8.94%	132,272
2013	10.129940	13.466292	32.94%	130,971
2012	8.819406	10.129940	14.86%	136,061
2011	9.215178	8.819406	-4.29%	154,092
2010	8.077111	9.215178	14.09%	157,826
2009	6.313731	8.077111	27.93%	278,255
2008*	10.000000	6.313731	-36.86%	2,929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.772017	13.925404	9.03%	69,331
2013	9.564017	12.772017	33.54%	78,656
2012	8.223917	9.564017	16.30%	89,686
2011	8.854670	8.223917	-7.12%	100,902
2010	7.940970	8.854670	11.51%	98,944
2009	6.301835	7.940970	26.01%	63,713
2008*	10.000000	6.301835	-36.98%	7,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.328285	14.697796	2.58%	204,734
2013	10.452380	14.328285	37.08%	189,252
2012	9.218852	10.452380	13.38%	207,999
2011	9.755389	9.218852	-5.50%	242,419
2010	7.799454	9.755389	25.08%	254,746
2009	6.223953	7.799454	25.31%	323,940
2008*	10.000000	6.223953	-37.76%	186,137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	164,873
2013	11.383937	15.275597	34.19%	160,748
2012	9.893653	11.383937	15.06%	179,085
2011	10.241195	9.893653	-3.39%	219,776
2010	8.655721	10.241195	18.32%	229,324
2009	6.708071	8.655721	29.03%	292,043
2008*	10.000000	6.708071	-32.92%	348,314
129

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	23.335168	23.664265	1.41%	12,262
2013	16.390818	23.335168	42.37%	10,510
2012	14.654812	16.390818	11.85%	9,861
2011	14.946179	14.654812	-1.95%	11,327
2010	12.079751	14.946179	23.73%	10,176
2009	9.603308	12.079751	25.79%	8,266
2008	18.162402	9.603308	-47.13%	6,068
2007	16.772102	18.162402	8.29%	4,132
2006	16.466543	16.772102	1.86%	5,183
2005	15.453764	16.466543	6.55%	6,107
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	33.708282	35.592848	5.59%	7,074
2013	24.340900	33.708282	38.48%	6,432
2012	20.458237	24.340900	18.98%	6,878
2011	21.878380	20.458237	-6.49%	8,106
2010	17.490921	21.878380	25.08%	8,042
2009	14.051653	17.490921	24.48%	8,547
2008	20.987005	14.051653	-33.05%	4,610
2007	22.875380	20.987005	-8.26%	4,009
2006	19.752129	22.875380	15.81%	2,164
2005	19.430784	19.752129	1.65%	2,322
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	31.544247	31.370712	-0.55%	20,166
2013	22.692820	31.544247	39.01%	22,340
2012	19.913606	22.692820	13.96%	26,318
2011	21.375048	19.913606	-6.84%	34,944
2010	17.292951	21.375048	23.61%	34,070
2009	13.007015	17.292951	32.95%	30,188
2008	21.334732	13.007015	-39.03%	52,977
2007	21.172191	21.334732	0.77%	36,456
2006	19.155829	21.172191	10.53%	16,698
2005	17.292150	19.155829	10.78%	8,254
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	21.011147	23.235475	10.59%	153,932
2013	16.243424	21.011147	29.35%	144,715
2012	14.426790	16.243424	12.59%	151,129
2011	14.531949	14.426790	-0.72%	164,214
2010	12.977438	14.531949	11.98%	174,142
2009	10.450884	12.977438	24.18%	303,444
2008	18.098184	10.450884	-42.25%	371,417
2007	16.961723	18.098184	6.70%	244,888
2006	15.123212	16.961723	12.16%	47,799
2005	14.285289	15.123212	5.87%	2,090
130

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.294702	14.365934	27.19%	27,840
2013	11.120054	11.294702	1.57%	38,823
2012	9.728208	11.120054	14.31%	36,116
2011	9.267311	9.728208	4.97%	55,881
2010	7.217882	9.267311	28.39%	44,212
2009	5.591849	7.217882	29.08%	43,199
2008*	10.000000	5.591849	-44.08%	991
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.714667	13.100903	11.83%	3,330
2013*	10.000000	11.714667	17.15%	218
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.755282	10.689508	-0.61%	217,730
2013	10.863450	10.755282	-1.00%	216,509
2012	10.610693	10.863450	2.38%	217,193
2011	10.590916	10.610693	0.19%	203,892
2010	10.455700	10.590916	1.29%	227,819
2009	9.870265	10.455700	5.93%	195,686
2008*	10.000000	9.870265	-1.30%	20,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.586668	13.014799	3.40%	0
2013*	10.000000	12.586668	25.87%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.553514	15.037665	-9.16%	359,924
2013	13.937028	16.553514	18.77%	328,621
2012	11.786443	13.937028	18.25%	350,828
2011	13.608361	11.786443	-13.39%	365,788
2010	12.938556	13.608361	5.18%	336,076
2009*	10.000000	12.938556	29.39%	394,858
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	11.002477	10.947819	-0.50%	273,831
2013	11.056663	11.002477	-0.49%	271,615
2012	10.687758	11.056663	3.45%	256,237
2011	10.775185	10.687758	-0.81%	233,720
2010	10.348131	10.775185	4.13%	261,729
2009	9.232776	10.348131	12.08%	339,116
2008	10.783585	9.232776	-14.38%	507,930
2007	10.407571	10.783585	3.61%	386,728
2006	10.098682	10.407571	3.06%	92,068
2005	10.065425	10.098682	0.33%	31,790
131

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	20.701894	21.184772	2.33%	4,669
2013	14.353282	20.701894	44.23%	4,484
2012	13.336822	14.353282	7.62%	1,620
2011	13.629395	13.336822	-2.15%	1,947
2010	11.521433	13.629395	18.30%	2,100
2009	9.490172	11.521433	21.40%	2,117
2008	15.854024	9.490172	-40.14%	2,059
2007	15.949196	15.854024	-0.60%	6,273
2006	15.321410	15.949196	4.10%	5,880
2005	15.055133	15.321410	1.77%	4,282
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	23.572645	25.733703	9.17%	14,996
2013	17.321353	23.572645	36.09%	16,918
2012	15.781695	17.321353	9.76%	17,360
2011	16.464022	15.781695	-4.14%	32,304
2010	13.550142	16.464022	21.50%	36,446
2009	10.424720	13.550142	29.98%	37,993
2008	17.406427	10.424720	-40.11%	39,981
2007	16.355839	17.406427	6.42%	333,025
2006	14.544288	16.355839	12.46%	89,314
2005	13.761919	14.544288	5.69%	32,051
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	31.037128	31.326830	0.93%	12,889
2013	24.712174	31.037128	25.59%	191
2012	20.659368	24.712174	19.62%	1,227
2011	22.835918	20.659368	-9.53%	1,227
2010	19.956041	22.835918	14.43%	2,302
2009	14.479616	19.956041	37.82%	2,351
2008	24.536812	14.479616	-40.99%	2,351
2007	23.388893	24.536812	4.91%	2,351
2006	20.149605	23.388893	16.08%	2,351
2005	17.861702	20.149605	12.81%	2,461
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	10.006909	10.143405	1.36%	2,283
2013	10.155480	10.006909	-1.46%	2,658
2012*	10.000000	10.155480	1.55%	2,880
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.046251	-9.54%	368
132

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	22.593385	24.668838	9.19%	196,379
2013	17.380441	22.593385	29.99%	193,761
2012	15.071024	17.380441	15.32%	199,332
2011	15.286382	15.071024	-1.41%	223,386
2010	13.344466	15.286382	14.55%	228,742
2009	10.541795	13.344466	26.59%	329,927
2008	17.367569	10.541795	-39.30%	336,948
2007	16.861761	17.367569	3.00%	244,348
2006	14.856255	16.861761	13.50%	61,433
2005	14.205526	14.856255	4.58%	12,271
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	33.861635	37.392175	10.43%	27,179
2013	24.347433	33.861635	39.08%	27,072
2012	20.921934	24.347433	16.37%	30,997
2011	21.670556	20.921934	-3.45%	41,142
2010	17.806039	21.670556	21.70%	38,826
2009	13.152903	17.806039	35.38%	30,857
2008	21.451962	13.152903	-38.69%	106,023
2007	21.998076	21.451962	-2.48%	63,206
2006	19.398617	21.998076	13.40%	17,254
2005	17.877033	19.398617	8.51%	8,239
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.533324	10.464843	-0.65%	10,413
2013	10.638843	10.533324	-0.99%	12,683
2012*	10.000000	10.638843	6.39%	13,555
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.167719	9.194221	0.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.141970	12.044545	-0.80%	19,953
2013	13.139916	12.141970	-7.59%	29,156
2012	12.625815	13.139916	4.07%	54,524
2011	11.774859	12.625815	7.23%	54,943
2010	10.885591	11.774859	8.17%	38,453
2009*	10.000000	10.885591	8.86%	14,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.759392	11.717057	-0.36%	486,769
2013	11.917865	11.759392	-1.33%	486,764
2012	11.395491	11.917865	4.58%	427,008
2011	11.406927	11.395491	-0.10%	405,872
2010	10.965168	11.406927	4.03%	401,693
2009*	10.000000	10.965168	9.65%	253,219
133

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.508603	10.826136	3.02%	53,620
2013	10.848202	10.508603	-3.13%	74,455
2012	10.017458	10.848202	8.29%	56,908
2011*	10.000000	10.017458	0.17%	15,015
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.727758	21.604820	9.51%	53
2013	14.701866	19.727758	34.19%	3,297
2012	12.477845	14.701866	17.82%	3,355
2011	13.230412	12.477845	-5.69%	3,407
2010	11.695873	13.230412	13.12%	3,263
2009	9.110058	11.695873	28.38%	3,382
2008	15.026202	9.110058	-39.37%	3,521
2007	16.170786	15.026202	-7.08%	3,599
2006	14.105782	16.170786	14.64%	3,599
2005	13.553612	14.105782	4.07%	3,716
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	20.458665	18.862245	-7.80%	0
2013	16.152118	20.458665	26.66%	0
2012	13.396230	16.152118	20.57%	0
2011	16.306323	13.396230	-17.85%	0
2010	14.985184	16.306323	8.82%	0
2009	12.157113	14.985184	23.26%	0
2008	21.931863	12.157113	-44.57%	0
2007	20.464841	21.931863	7.17%	0
2006	16.200999	20.464841	26.32%	0
2005	14.599835	16.200999	10.97%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	21.876551	23.739162	8.51%	0
2013	15.390304	21.876551	42.15%	1,226
2012	13.623502	15.390304	12.97%	1,226
2011	16.767551	13.623502	-18.75%	1,226
2010	14.034919	16.767551	19.47%	1,226
2009	8.658515	14.034919	62.09%	0
2008	13.903807	8.658515	-37.73%	0
2007	13.323774	13.903807	4.35%	0
2006	12.777055	13.323774	4.28%	0
2005	12.222941	12.777055	4.53%	1,136
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.230843	28.851376	29.78%	22,089
2013	14.934298	22.230843	48.86%	24,846
2012	11.527357	14.934298	29.56%	33,550
2011	10.558722	11.527357	9.17%	6,423
2010*	10.000000	10.558722	5.59%	618
134

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.815308	13.633200	6.38%	33,886
2013	13.033456	12.815308	-1.67%	31,132
2012	12.069237	13.033456	7.99%	26,479
2011	11.577526	12.069237	4.25%	23,478
2010	10.954949	11.577526	5.68%	26,113
2009	10.126842	10.954949	8.18%	26,649
2008	11.435078	10.126842	-11.44%	296,692
2007	10.989490	11.435078	4.05%	280,216
2006	10.729318	10.989490	2.42%	47,086
2005	10.437713	10.729318	2.79%	6,577
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	22.974384	23.378408	1.76%	586
2013	25.459203	22.974384	-9.76%	586
2012	21.839078	25.459203	16.58%	586
2011	20.659117	21.839078	5.71%	1,718
2010	19.034590	20.659117	8.53%	1,838
2009	14.791956	19.034590	28.68%	1,758
2008	17.591749	14.791956	-15.92%	1,785
2007	16.719355	17.591749	5.22%	1,845
2006	15.256568	16.719355	9.59%	1,845
2005	13.756350	15.256568	10.91%	1,846
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.657673	8.526767	-19.99%	34,579
2013	9.749237	10.657673	9.32%	34,579
2012*	10.000000	9.749237	-2.51%	36,895
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.529677	8.399050	-20.23%	4,232
2013	9.652965	10.529677	9.08%	4,232
2012*	10.000000	9.652965	-3.47%	1,219
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	17.342844	16.830018	-2.96%	0
2014	17.342844	16.830018	-2.96%	76,803
2013	11.672517	17.342844	48.58%	76,583
2012	10.941426	11.672517	6.68%	75,876
2011	11.595904	10.941426	-5.64%	0
2010	9.248681	11.595904	25.38%	58,940
2009	6.126378	9.248681	50.96%	25,973
2008	10.575221	6.126378	-42.07%	0
2007*	10.000000	10.575221	5.75%	0
135

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.795314	10.850095	0.51%	0
2013	9.999333	10.795314	7.96%	0
2012*	10.000000	9.999333	-0.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.242409	17.121224	5.41%	0
2013	12.511698	16.242409	29.82%	0
2012	11.065127	12.511698	13.07%	0
2011	10.815004	11.065127	2.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.816798	25.026247	5.08%	0
2013	17.940770	23.816798	32.75%	0
2012	15.702525	17.940770	14.25%	0
2011	17.815678	15.702525	-11.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.507667	10.469054	-0.37%	0
2013	11.903906	10.507667	-11.73%	0
2012	11.494171	11.903906	3.56%	0
2011	10.663490	11.494171	7.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	16.203316	17.555359	8.34%	0
2013	12.399506	16.203316	30.68%	0
2012	11.232929	12.399506	10.39%	0
2011	11.322021	11.232929	-0.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	16.924913	18.975035	12.11%	0
2013	13.508454	16.924913	25.29%	0
2012	12.051216	13.508454	12.09%	0
2011	12.600125	12.051216	-4.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.690058	13.459135	-1.69%	0
2013	12.405470	13.690058	10.36%	0
2012	11.697297	12.405470	6.05%	0
2011	12.585068	11.697297	-7.05%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.047668	12.272779	1.87%	0
2013*	10.000000	12.047668	20.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.723034	7.23%	0
136

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.320289	24.658221	1.39%	0
2013	17.919007	24.320289	35.72%	0
2012	16.052979	17.919007	11.62%	0
2011	16.549531	16.052979	-3.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.224625	17.699352	9.09%	0
2013	12.772031	16.224625	27.03%	0
2012	11.468506	12.772031	11.37%	0
2011	11.700137	11.468506	-1.98%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	15.548371	16.170150	4.00%	0
2013	13.341849	15.548371	16.54%	0
2012	12.560667	13.341849	6.22%	0
2011	11.975312	12.560667	4.89%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	14.785142	14.448579	-2.28%	0
2013	10.341988	14.785142	42.96%	0
2012	8.918482	10.341988	15.96%	0
2011	10.758899	8.918482	-17.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.759688	-2.40%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.317238	11.721821	-4.83%	0
2013	10.998205	12.317238	11.99%	0
2012	10.364749	10.998205	6.11%	0
2011	11.371940	10.364749	-8.86%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.658520	10.641279	-0.16%	0
2013	10.968533	10.658520	-2.83%	0
2012	10.391633	10.968533	5.55%	0
2011	10.562804	10.391633	-1.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.312344	12.375327	0.51%	0
2013	11.277235	12.312344	9.18%	0
2012	10.479437	11.277235	7.61%	0
2011	10.910924	10.479437	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	12.718941	12.831133	0.88%	0
2013	11.403930	12.718941	11.53%	0
2012	10.457748	11.403930	9.05%	0
2011	10.978145	10.457748	-4.74%	0
137

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.253742	13.389550	1.02%	0
2013	11.318267	13.253742	17.10%	0
2012	10.188939	11.318267	11.08%	0
2011	10.870791	10.188939	-6.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	16.582626	13.951443	-15.87%	0
2013	13.848880	16.582626	19.74%	0
2012	13.710784	13.848880	1.01%	0
2011	14.994221	13.710784	-8.56%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.842622	16.575894	4.63%	0
2013	12.849664	15.842622	23.29%	0
2012	11.382386	12.849664	12.89%	0
2011	11.723744	11.382386	-2.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	16.313289	17.466983	7.07%	0
2013	12.436225	16.313289	31.18%	0
2012	11.271528	12.436225	10.33%	0
2011	11.689317	11.271528	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	10.596949	10.794960	1.87%	0
2013	11.219020	10.596949	-5.54%	0
2012	11.015693	11.219020	1.85%	0
2011	10.669350	11.015693	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	27.474574	28.097430	2.27%	0
2013	20.965041	27.474574	31.05%	0
2012	18.975221	20.965041	10.49%	0
2011	22.067530	18.975221	-14.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	19.091049	16.885336	-11.55%	0
2013	15.206029	19.091049	25.55%	0
2012	13.097782	15.206029	16.10%	0
2011	16.428139	13.097782	-20.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.072023	21.647597	2.73%	0
2013	16.781725	21.072023	25.57%	0
2012	13.694409	16.781725	22.54%	0
2011	15.608359	13.694409	-12.26%	0
138

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.946141	10.858193	-0.80%	0
2013	9.169220	10.946141	19.38%	0
2012	8.243519	9.169220	11.23%	0
2011	8.680191	8.243519	-5.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.457890	12.570224	0.90%	0
2013	11.335925	12.457890	9.90%	0
2012	10.433989	11.335925	8.64%	0
2011	10.565247	10.433989	-1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	17.363758	18.208227	4.86%	0
2013	13.881283	17.363758	25.09%	0
2012	12.855659	13.881283	7.98%	0
2011	12.573478	12.855659	2.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.004637	23.284366	-3.00%	0
2013	18.267715	24.004637	31.40%	0
2012	15.999578	18.267715	14.18%	0
2011	17.235518	15.999578	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.203153	-7.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	18.986631	16.273690	-14.29%	0
2013	16.007907	18.986631	18.61%	0
2012	14.038763	16.007907	14.03%	0
2011	16.286963	14.038763	-13.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.843926	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.027048	11.055217	0.26%	0
2013	10.067022	11.027048	9.54%	0
2012*	10.000000	10.067022	0.67%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.756948	9.849082	0.94%	0
2013*	10.000000	9.756948	-2.43%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.427899	10.285061	-10.00%	0
139

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.175086	15.278679	-5.54%	0
2013	12.712281	16.175086	27.24%	0
2012	10.749066	12.712281	18.26%	0
2011	11.246344	10.749066	-4.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.804327	13.358569	4.33%	0
2013	9.496241	12.804327	34.84%	0
2012*	10.000000	9.496241	-5.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.151170	12.208391	0.47%	0
2013	9.806766	12.151170	23.91%	0
2012*	10.000000	9.806766	-1.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.634627	13.123298	3.87%	0
2013	9.589342	12.634627	31.76%	0
2012*	10.000000	9.589342	-4.11%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.201498	13.889613	-8.63%	0
2013	12.595286	15.201498	20.69%	0
2012	10.958473	12.595286	14.94%	0
2011	12.243398	10.958473	-10.49%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.350845	11.156445	-1.71%	0
2013	10.650284	11.350845	6.58%	0
2012*	10.000000	10.650284	6.50%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.425582	12.927553	4.04%	0
2013	9.914467	12.425582	25.33%	0
2012*	10.000000	9.914467	-0.86%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	16.710917	17.445546	4.40%	0
2013	14.461908	16.710917	15.55%	0
2012	13.226419	14.461908	9.34%	0
2011	13.528823	13.226419	-2.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	20.698900	21.654630	4.62%	0
2013	16.396226	20.698900	26.24%	0
2012	13.726048	16.396226	19.45%	0
2011	15.291830	13.726048	-10.24%	0
140

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.805261	13.505241	5.47%	0
2013	9.805848	12.805261	30.59%	0
2012*	10.000000	9.805848	-1.94%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	25.617497	21.717406	-15.22%	0
2013	23.240941	25.617497	10.23%	0
2012	21.292213	23.240941	9.15%	0
2011	32.626371	21.292213	-34.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.308559	-6.91%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.718999	12.240076	-10.78%	0
2013	10.071992	13.718999	36.21%	0
2012*	10.000000	10.071992	0.72%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.067024	20.266433	6.29%	0
2013	14.578838	19.067024	30.79%	0
2012	13.044835	14.578838	11.76%	0
2011	13.587381	13.044835	-3.99%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.805583	13.466301	-2.46%	0
2013	11.214291	13.805583	23.11%	0
2012	10.030050	11.214291	11.81%	0
2011	10.586715	10.030050	-5.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.247536	13.117116	7.10%	0
2013	9.812330	12.247536	24.82%	0
2012	8.942043	9.812330	9.73%	0
2011*	10.000000	8.942043	-10.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.168253	19.792244	8.94%	0
2013	14.305616	18.168253	27.00%	0
2012	12.961072	14.305616	10.37%	0
2011	13.372119	12.961072	-3.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.871396	12.021350	1.26%	0
2013	9.983511	11.871396	18.91%	0
2012	8.945811	9.983511	11.60%	0
2011	9.188972	8.945811	-2.65%	0
141

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.528304	9.647612	1.25%	0
2013	10.140027	9.528304	-6.03%	0
2012	10.016689	10.140027	1.23%	0
2011	9.822078	10.016689	1.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.945144	12.714738	-1.78%	0
2013	10.433158	12.945144	24.08%	0
2012	8.860887	10.433158	17.74%	0
2011	10.129520	8.860887	-12.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.664967	12.158424	4.23%	0
2013	9.331100	11.664967	25.01%	0
2012	8.241176	9.331100	13.23%	0
2011	8.964173	8.241176	-8.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.625691	11.296661	6.31%	0
2013	8.285088	10.625691	28.25%	0
2012	7.338546	8.285088	12.90%	0
2011	7.782093	7.338546	-5.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	14.729029	14.568452	-1.09%	0
2013	14.262434	14.729029	3.27%	0
2012	12.909448	14.262434	10.48%	0
2011	12.891261	12.909448	0.14%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	17.079183	17.943248	5.06%	0
2013	13.087493	17.079183	30.50%	0
2012	11.483607	13.087493	13.97%	0
2011	12.216958	11.483607	-6.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.980358	11.285186	2.78%	0
2013	7.931413	10.980358	38.44%	0
2012	7.038977	7.931413	12.68%	0
2011	8.260493	7.038977	-14.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.184996	12.987607	6.59%	0
2013	9.117976	12.184996	33.64%	0
2012	8.488147	9.117976	7.42%	0
2011	9.097057	8.488147	-6.69%	0
142

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.925984	11.011961	0.79%	0
2013	8.749076	10.925984	24.88%	0
2012	7.810218	8.749076	12.02%	0
2011	8.648867	7.810218	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.817817	10.882165	0.59%	0
2013	9.782102	10.817817	10.59%	0
2012	9.132841	9.782102	7.11%	0
2011	9.597348	9.132841	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.982246	11.089932	0.98%	0
2013	9.391116	10.982246	16.94%	0
2012	8.568574	9.391116	9.60%	0
2011	9.200540	8.568574	-6.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.293576	10.259407	-0.33%	0
2013	10.170730	10.293576	1.21%	0
2012	9.810365	10.170730	3.67%	0
2011	10.029047	9.810365	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660329	10.514243	-1.37%	0
2013*	10.000000	10.660329	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.796745	10.518963	-2.57%	0
2013*	10.000000	10.796745	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.903891	10.997415	0.86%	0
2013	9.596481	10.903891	13.62%	0
2012	8.855141	9.596481	8.37%	0
2011	9.399648	8.855141	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.936912	11.029828	0.85%	0
2013	9.124221	10.936912	19.87%	0
2012	8.256535	9.124221	10.51%	0
2011	8.979341	8.256535	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.685569	10.726945	0.39%	0
2013	9.959493	10.685569	7.29%	0
2012	9.384396	9.959493	6.13%	0
2011	9.755401	9.384396	-3.80%	0
143

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.477599	10.578503	0.96%	0
2013	11.099559	10.477599	-5.60%	0
2012	10.707849	11.099559	3.66%	0
2011	10.448958	10.707849	2.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.332156	11.463444	1.16%	0
2013	11.995064	11.332156	-5.53%	0
2012	11.611177	11.995064	3.31%	0
2011	11.350866	11.611177	2.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.917607	22.655464	-9.08%	0
2013	25.724572	24.917607	-3.14%	0
2012	22.799826	25.724572	12.83%	0
2011	30.539173	22.799826	-25.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.926181	10.011249	0.86%	0
2013	10.726623	9.926181	-7.46%	0
2012	10.792543	10.726623	-0.61%	0
2011	10.431755	10.792543	3.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.003247	7.663515	-4.24%	0
2013	7.058106	8.003247	13.39%	0
2012	6.351372	7.058106	11.13%	0
2011	7.316448	6.351372	-13.19%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	8.906226	8.058425	-9.52%	0
2013	7.630594	8.906226	16.72%	0
2012	6.693108	7.630594	14.01%	0
2011	7.962317	6.693108	-15.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.322910	17.540871	1.26%	0
2013	14.114357	17.322910	22.73%	0
2012	12.626939	14.114357	11.78%	0
2011	13.626577	12.626939	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.516212	13.634136	0.87%	0
2013	12.355049	13.516212	9.40%	0
2012	11.711623	12.355049	5.49%	0
2011	12.035223	11.711623	-2.69%	0
144

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.348137	15.574803	1.48%	0
2013	13.316797	15.348137	15.25%	0
2012	12.301184	13.316797	8.26%	0
2011	12.873473	12.301184	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.753710	10.775460	0.20%	0
2013	10.635626	10.753710	1.11%	0
2012	10.485393	10.635626	1.43%	0
2011	10.560824	10.485393	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.497587	10.373546	-1.18%	0
2013*	10.000000	10.497587	4.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.584722	10.385920	-1.88%	0
2013*	10.000000	10.584722	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.164051	14.369029	1.45%	0
2013	12.591575	14.164051	12.49%	0
2012	11.782227	12.591575	6.87%	0
2011	12.219885	11.782227	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.064116	16.261849	1.23%	0
2013	13.609627	16.064116	18.03%	0
2012	12.404774	13.609627	9.71%	0
2011	13.139888	12.404774	-5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	12.519558	12.647407	1.02%	0
2013	11.747411	12.519558	6.57%	0
2012	11.274390	11.747411	4.20%	0
2011	11.452163	11.274390	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.809318	19.694920	4.71%	0
2013	14.309098	18.809318	31.45%	0
2012	12.528844	14.309098	14.21%	0
2011	13.321420	12.528844	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.838511	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.032636	0.33%	0
145

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.987728	24.260276	5.54%	0
2013	17.913285	22.987728	28.33%	0
2012	15.811381	17.913285	13.29%	0
2011	16.820233	15.811381	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.899590	7.619154	-3.55%	0
2013	8.190344	7.899590	-3.55%	0
2012	8.492641	8.190344	-3.56%	0
2011	8.804345	8.492641	-3.54%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	11.505375	11.527904	0.20%	0
2013	12.064553	11.505375	-4.63%	0
2012	11.144484	12.064553	8.26%	0
2011	10.946263	11.144484	1.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.770272	9.295932	-4.85%	0
2013	8.366330	9.770272	16.78%	0
2012	7.509450	8.366330	11.41%	0
2011	8.614478	7.509450	-12.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	13.857487	12.071903	-12.89%	0
2013	11.868944	13.857487	16.75%	0
2012	10.514302	11.868944	12.88%	0
2011	13.041632	10.514302	-19.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.681727	12.410463	6.24%	0
2013	9.010548	11.681727	29.65%	0
2012	8.044524	9.010548	12.01%	0
2011	8.618588	8.044524	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.079083	11.780346	6.33%	0
2013	8.506866	11.079083	30.24%	0
2012	7.501142	8.506866	13.41%	0
2011	8.281299	7.501142	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.429384	12.433980	0.04%	0
2013	9.297253	12.429384	33.69%	0
2012	8.408832	9.297253	10.57%	0
2011	9.123864	8.408832	-7.84%	0
146

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.251108	14.956084	12.87%	0
2013	10.125858	13.251108	30.86%	0
2012	9.024334	10.125858	12.21%	0
2011	9.578211	9.024334	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.184548	16.006138	-1.10%	0
2013	11.656580	16.184548	38.84%	0
2012	10.687342	11.656580	9.07%	0
2011	11.176197	10.687342	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.772448	23.449934	2.98%	0
2013	16.861332	22.772448	35.06%	0
2012	14.532459	16.861332	16.03%	0
2011	15.935416	14.532459	-8.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.030319	21.366231	-3.01%	0
2013	16.250682	22.030319	35.57%	0
2012	14.623512	16.250682	11.13%	0
2011	16.094805	14.623512	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	14.715712	15.870455	7.85%	0
2013	11.665293	14.715712	26.15%	0
2012	10.624451	11.665293	9.80%	0
2011	10.973205	10.624451	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.796695	12.152251	24.04%	0
2013	9.890258	9.796695	-0.95%	0
2012	8.872581	9.890258	11.47%	0
2011	8.666395	8.872581	2.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.520034	12.564145	9.06%	0
2013*	10.000000	11.520034	15.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.330226	9.043443	-3.07%	0
2013	9.663465	9.330226	-3.45%	0
2012	9.679032	9.663465	-0.16%	0
2011	9.905720	9.679032	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.377684	12.481602	0.84%	0
2013*	10.000000	12.377684	23.78%	0
147

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.724731	13.044756	-11.41%	0
2013	12.712081	14.724731	15.83%	0
2012	11.024181	12.712081	15.31%	0
2011	13.051356	11.024181	-15.53%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.358488	8.110936	-2.96%	0
2013	8.613032	8.358488	-2.96%	0
2012	8.537704	8.613032	0.88%	0
2011	8.825607	8.537704	-3.26%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	14.570870	14.541240	-0.20%	0
2013	10.358765	14.570870	40.66%	0
2012	9.870250	10.358765	4.95%	0
2011	10.342508	9.870250	-4.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.037990	19.203885	6.46%	0
2013	13.590843	18.037990	32.72%	0
2012	12.698092	13.590843	7.03%	0
2011	13.582985	12.698092	-6.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.158911	21.811603	-1.57%	0
2013	18.091058	22.158911	22.49%	0
2012	15.509088	18.091058	16.65%	0
2011	17.578003	15.509088	-11.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.714945	9.603516	-1.15%	0
2013	10.109660	9.714945	-3.90%	0
2012*	10.000000	10.109660	1.10%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.895763	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.925987	16.958242	6.48%	0
2013	12.562340	15.925987	26.78%	0
2012	11.170376	12.562340	12.46%	0
2011	11.617214	11.170376	-3.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	23.476145	25.281686	7.69%	0
2013	17.308271	23.476145	35.64%	0
2012	15.251762	17.308271	13.48%	0
2011	16.198068	15.251762	-5.84%	0
148

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.102060	9.787721	-3.11%	0
2013	10.462469	10.102060	-3.44%	0
2012*	10.000000	10.462469	4.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.551932	-4.48%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.800167	10.448130	-3.26%	0
2013	11.984716	10.800167	-9.88%	0
2012	11.809143	11.984716	1.49%	0
2011	11.292208	11.809143	4.58%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.459849	10.164012	-2.83%	0
2013	10.870085	10.459849	-3.77%	0
2012	10.658398	10.870085	1.99%	0
2011	10.939363	10.658398	-2.57%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.828885	9.875038	0.47%	0
2013	10.404262	9.828885	-5.53%	0
2012	9.852234	10.404262	5.60%	0
2011*	10.000000	9.852234	-1.48%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	15.095623	16.122402	6.80%	0
2013	11.535336	15.095623	30.86%	0
2012	10.039583	11.535336	14.90%	0
2011	10.915062	10.039583	-8.02%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.654667	14.075371	-10.09%	0
2013	12.673057	15.654667	23.53%	0
2012	10.778319	12.673057	17.58%	0
2011	13.452903	10.778319	-19.88%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.740105	17.715358	5.83%	0
2013	12.075608	16.740105	38.63%	0
2012	10.961489	12.075608	10.16%	0
2011	13.833602	10.961489	-20.76%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.280170	25.668394	26.57%	0
2013	13.969480	20.280170	45.17%	0
2012	11.057011	13.969480	26.34%	0
2011	10.384574	11.057011	6.48%	0
149

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.806494	10.173970	3.75%	0
2013	10.226802	9.806494	-4.11%	0
2012	9.711367	10.226802	5.31%	0
2011	9.551660	9.711367	1.67%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	15.769193	15.648938	-0.76%	0
2013	17.918882	15.769193	-12.00%	0
2012	15.762230	17.918882	13.68%	0
2011	15.288312	15.762230	3.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.220479	7.973976	-21.98%	0
2013	9.586811	10.220479	6.61%	0
2012*	10.000000	9.586811	-4.13%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.098389	7.855046	-22.21%	0
2013	9.492786	10.098389	6.38%	0
2012*	10.000000	9.492786	-5.07%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	19.974880	18.903742	-5.36%	0
2014	19.974880	18.903742	-5.36%	0
2013	13.785051	19.974880	44.90%	0
2012	13.250773	13.785051	4.03%	0
2011	14.399537	13.250773	-7.98%	0
150

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
151

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
152

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
153

contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
154

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
155

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
156

person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
157

•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
158

such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
159

If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
160

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
161

spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
162

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
163

Nationwide Heritage Annuity
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 97. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios

•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in certain state jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
3

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
4

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Annual Loan Interest Charge	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	0.90%
Administrative Charge	0.20%
Death Benefit Options (an applicant may purchase one)
One-Year Enhanced Death Benefit II Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
One-Year Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option)	0.10%
Total Variable Account Charges (including this option only)	1.20%
One-Month Enhanced Death Benefit II Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.45%
One-Month Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.30%
Total Variable Account Charges (including this option only)	1.40%
Combination Enhanced Death Benefit II Option	0.45% [9]
Total Variable Account Charges (including this option only)	1.55%
Combination Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option)	0.40% [10]
Total Variable Account Charges (including this option only)	1.50%
Spousal Protection Annuity Option	0.20%
Total Variable Account Charges (including this option only)	1.30%
Beneficiary Protector II Option	0.35% [11]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.10%
9

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base[14]:
Nationwwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [15]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [16]
10% Nationwide Lifetime Income Rider	1.20% [17]
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [18]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.90%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.45%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.45%
10% Nationwide Lifetime Income Rider	1.20% [19]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [19]
Maximum Possible Total Variable Account Charges	4.05% [20]

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments withdrawn that were subject to CDSC; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will assess a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
10

[9]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[10]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[11]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Surrender.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[17]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[18]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[19]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[20]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	2.58%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
11

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.05%)[1].
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.58%)	$1,428	$2,634	$3,776	$6,575	*	$2,134	$3,476	$6,575	$728	$2,134	$3,476	$6,575
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,199	$1,996	$2,794	$4,990	*	$1,496	$2,494	$4,990	$499	$1,496	$2,494	$4,990
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment for Charitable Remainder Trusts is $5,000. For all other contract types the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments
12

equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
13

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
14

•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The
15

10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is
16

deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
17

Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
18

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
19

Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
20

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
21

•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments Purchase Payment Credits, and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
22

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
23

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to
24

participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
25

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
26

Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
27

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee
28

from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
29

Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Year Enhanced Death Benefit Option
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
30

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
31

each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option
32

is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
33

Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
34

The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
35

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
36

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the surrender will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
37

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the surrender will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the
38

rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
39

Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPPLI Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is
40

instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPPLI Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to
41

modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPPLI Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the
42

immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPPLI Option provision no longer applies.
Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
43

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
44

Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
45

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
46

At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
47

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
48

(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime
49

Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
50

7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
51

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
52

The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
53

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
54

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
55

5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000
56

in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
57

For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess
58

withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a
59

medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
60

Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
61

Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
62

Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
63

Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.55% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.10%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.55% will have a lower unit value than Sub-Account X with charges of 1.10% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
64

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
65

Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
66

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
67

•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
68

Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 3.55% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
69

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
70

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
71

(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or
72

postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
73

Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
74

Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
75

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
76

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
77

Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
78

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
79

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
80

Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
81

Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
82

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
83

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
84

(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
85

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
86

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
87

If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The
88

adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
89

Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
90

F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
91

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
92

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
93

Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
94

No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
95

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class
96

certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104513
97

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
98

Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
99

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
100

Huntington VA Funds - Huntington VA Situs Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
101

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
102

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
103

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
104

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
105

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
106

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
107

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Total return consisting of income and capital appreciation.
108

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.256096	11.600604	3.06%	585
2013	10.167936	11.256096	10.70%	0
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	33.798334	36.416929	7.75%	39,434
2013	24.829501	33.798334	36.12%	0
2012	21.192263	24.829501	17.16%	48,396
2011	23.449304	21.192263	-9.63%	58,754
2010	18.729809	23.449304	25.20%	55,716
2009	13.275213	18.729809	41.09%	42,802
2008	20.891093	13.275213	-36.46%	7,119
2007	20.806891	20.891093	0.40%	1,987
2006	18.421522	20.806891	12.95%	657
2005	17.467525	18.421522	5.46%	1,606
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.996374	14.299177	2.16%	232,335
2013	15.463241	13.996374	-9.49%	0
2012	14.560252	15.463241	6.20%	230,672
2011	13.174427	14.560252	10.52%	246,879
2010	12.672223	13.174427	3.96%	268,287
2009	11.625631	12.672223	9.00%	162,381
2008	11.944696	11.625631	-2.67%	53,938
2007	11.030976	11.944696	8.28%	18,191
2006	10.979055	11.030976	0.47%	14,114
2005	10.930030	10.979055	0.45%	16,169
109

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	21.034416	24.181157	14.96%	104,197
2013	16.372814	21.034416	28.47%	243
2012	14.243920	16.372814	14.95%	120,097
2011	14.524454	14.243920	-1.93%	145,816
2010	12.343539	14.524454	17.67%	140,959
2009	9.615269	12.343539	28.37%	73,477
2008	12.878768	9.615269	-25.34%	22,480
2007	13.346510	12.878768	-3.50%	12,689
2006	11.224346	13.346510	18.91%	352
2005*	10.000000	11.224346	12.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.390246	15.515057	0.81%	146,071
2013	13.600734	15.390246	13.16%	0
2012	12.505920	13.600734	8.75%	138,204
2011	13.122397	12.505920	-4.70%	166,962
2010	12.088339	13.122397	8.55%	167,335
2009*	10.000000	12.088339	20.88%	46,319
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.251137	12.797136	4.46%	278
2013*	10.000000	12.251137	22.51%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.904285	9.04%	1,466
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	34.578929	35.950038	3.97%	25,960
2013	24.847019	34.578929	39.17%	462
2012	21.706977	24.847019	14.47%	29,190
2011	21.825085	21.706977	-0.54%	35,818
2010	17.538096	21.825085	24.44%	36,443
2009	14.183516	17.538096	23.65%	21,006
2008	20.758845	14.183516	-31.67%	10,674
2007	21.129368	20.758845	-1.75%	5,006
2006	18.672793	21.129368	13.16%	2,350
2005	17.606381	18.672793	6.06%	2,239
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	23.285999	26.047710	11.86%	27,695
2013	17.876977	23.285999	30.26%	205
2012	15.653927	17.876977	14.20%	34,461
2011	15.575294	15.653927	0.50%	37,237
2010	13.749669	15.575294	13.28%	58,207
2009	11.029884	13.749669	24.66%	58,234
2008	17.793253	11.029884	-38.01%	41,767
2007	17.136860	17.793253	3.83%	28,045
2006	15.039960	17.136860	13.94%	22,688
2005	14.561180	15.039960	3.29%	26,773
110

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	22.046304	23.510334	6.64%	37,259
2013	18.449244	22.046304	19.50%	0
2012	16.937826	18.449244	8.92%	53,651
2011	15.749432	16.937826	7.55%	55,465
2010	13.842043	15.749432	13.78%	49,394
2009	11.450646	13.842043	20.88%	29,992
2008	16.474773	11.450646	-30.50%	4,562
2007	15.590731	16.474773	5.67%	5,635
2006	13.565076	15.590731	14.93%	7,393
2005	13.173109	13.565076	2.98%	3,819
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.085671	10.031812	-0.53%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.195489	14.532515	2.37%	8,872
2013	14.246450	14.195489	-0.36%	1,062
2012	13.161960	14.246450	8.24%	7,469
2011	13.048239	13.161960	0.87%	10,186
2010	12.184243	13.048239	7.09%	11,287
2009	10.253148	12.184243	18.83%	13,624
2008	11.214173	10.253148	-8.57%	17,503
2007	10.785198	11.214173	3.98%	16,819
2006	10.493513	10.785198	2.78%	7,008
2005	10.506201	10.493513	-0.12%	6,462
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.301707	15.770679	3.06%	386,177
2013	13.668198	15.301707	11.95%	3,306
2012	12.385897	13.668198	10.35%	464,628
2011	12.577116	12.385897	-1.52%	460,632
2010	11.299359	12.577116	11.31%	452,604
2009	9.217081	11.299359	22.59%	223,711
2008	12.454176	9.217081	-25.99%	54,195
2007	11.615174	12.454176	7.22%	20,518
2006	10.717270	11.615174	8.38%	95
2005*	10.000000	10.717270	7.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.807162	16.351684	3.44%	1,082,733
2013	13.821913	15.807162	14.36%	0
2012	12.360415	13.821913	11.82%	1,204,119
2011	12.654728	12.360415	-2.33%	1,206,253
2010	11.191763	12.654728	13.07%	1,254,277
2009	8.803123	11.191763	27.13%	620,233
2008	13.245830	8.803123	-33.54%	92,833
2007	12.179941	13.245830	8.75%	32,205
2006	11.024609	12.179941	10.48%	1,540
2005*	10.000000	11.024609	10.25%	0
111

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.472041	17.063581	3.59%	9,490
2013	13.718329	16.472041	20.07%	0
2012	12.042940	13.718329	13.91%	8,330
2011	12.531151	12.042940	-3.90%	8,436
2010	10.933144	12.531151	14.62%	8,491
2009	8.427241	10.933144	29.74%	7,153
2008	13.781886	8.427241	-38.85%	12,690
2007	12.545895	13.781886	9.85%	8,741
2006	11.233204	12.545895	11.69%	3,510
2005*	10.000000	11.233204	12.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.610661	17.781612	-13.73%	22,627
2013	16.786621	20.610661	22.78%	0
2012	16.206473	16.786621	3.58%	33,569
2011	17.285108	16.206473	-6.24%	42,190
2010	14.667409	17.285108	17.85%	35,479
2009	10.049607	14.667409	45.95%	23,541
2008	22.286535	10.049607	-54.91%	23,665
2007	15.473302	22.286535	44.03%	20,763
2006	13.415794	15.473302	15.34%	16,073
2005*	10.000000	13.415794	34.16%	4,052
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	22.580803	24.226108	7.29%	142,325
2013	17.861494	22.580803	26.42%	215
2012	15.429155	17.861494	15.76%	168,438
2011	15.498902	15.429155	-0.45%	183,619
2010	13.636937	15.498902	13.65%	190,916
2009	10.616102	13.636937	28.46%	129,011
2008	18.770421	10.616102	-43.44%	65,795
2007	18.741842	18.770421	0.15%	54,542
2006	15.800778	18.741842	18.61%	33,162
2005	15.133052	15.800778	4.41%	27,230
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	23.737600	26.061953	9.79%	71,857
2013	17.648129	23.737600	34.50%	0
2012	15.598308	17.648129	13.14%	80,004
2011	15.776566	15.598308	-1.13%	73,834
2010	12.878809	15.776566	22.50%	74,276
2009	10.176249	12.878809	26.56%	54,239
2008	19.528002	10.176249	-47.89%	36,939
2007	15.590075	19.528002	25.26%	23,260
2006	14.790877	15.590075	5.40%	17,192
2005	14.174945	14.790877	4.35%	15,335
112

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	14.136886	14.766823	4.46%	585,778
2013	14.595930	14.136886	-3.15%	10,784
2012	13.975501	14.595930	4.44%	524,470
2011	13.201761	13.975501	5.86%	489,699
2010	12.411764	13.201761	6.36%	542,176
2009	10.868541	12.411764	14.20%	630,661
2008	11.383458	10.868541	-4.52%	491,384
2007	11.059086	11.383458	2.93%	402,920
2006	10.737599	11.059086	2.99%	70,235
2005	10.654803	10.737599	0.78%	17,679
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	36.992643	38.792488	4.87%	107,435
2013	27.529306	36.992643	34.38%	1,344
2012	24.297810	27.529306	13.30%	135,554
2011	27.558367	24.297810	-11.83%	156,492
2010	21.672513	27.558367	27.16%	149,757
2009	15.680311	21.672513	38.21%	130,404
2008	26.252822	15.680311	-40.27%	66,649
2007	23.016109	26.252822	14.06%	46,791
2006	20.703535	23.016109	11.17%	29,861
2005	17.737527	20.703535	16.72%	28,655
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.618130	12.834741	1.72%	20,458
2013	10.308138	12.618130	22.41%	353
2012	9.037365	10.308138	14.06%	22,607
2011	9.280772	9.037365	-2.62%	23,866
2010	8.511220	9.280772	9.04%	24,377
2009	6.607120	8.511220	28.82%	16,870
2008*	10.000000	6.607120	-33.93%	14,448
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.099934	15.623162	3.47%	143,216
2013	13.399766	15.099934	12.69%	5,368
2012	12.027382	13.399766	11.41%	142,791
2011	11.877684	12.027382	1.26%	154,997
2010	10.658939	11.877684	11.43%	158,864
2009	7.948254	10.658939	34.10%	139,581
2008	11.424928	7.948254	-30.43%	150,971
2007	11.134394	11.424928	2.61%	103,493
2006*	10.000000	11.134394	11.34%	31,263
113

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	34.247853	34.064557	-0.54%	77,812
2013	25.417685	34.247853	34.74%	2,618
2012	21.709181	25.417685	17.08%	93,470
2011	22.807782	21.709181	-4.82%	103,430
2010	17.985400	22.807782	26.81%	107,371
2009	14.080163	17.985400	27.74%	149,057
2008	21.254613	14.080163	-33.75%	43,327
2007	22.016280	21.254613	-3.46%	35,240
2006	19.029112	22.016280	15.70%	13,859
2005	17.689369	19.029112	7.57%	8,261
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.359497	-6.41%	19,039
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	26.057747	22.902322	-12.11%	69,863
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.766986	9.836614	0.71%	69,446
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.921960	10.270057	3.51%	331
2013*	10.000000	9.921960	-0.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.372162	11.417870	-7.71%	845
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.510954	16.960891	-3.14%	22,049
2013	13.421458	17.510954	30.47%	0
2012	11.066998	13.421458	21.27%	20,913
2011	11.292708	11.066998	-2.00%	614
2010*	10.000000	11.292708	12.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.354435	14.286411	6.98%	5,323
2013	9.659049	13.354435	38.26%	0
2012*	10.000000	9.659049	-3.41%	5,307
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.669740	13.052854	3.02%	478
2013	9.972152	12.669740	27.05%	0
2012*	10.000000	9.972152	-0.28%	640
114

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.177451	14.034942	6.51%	27,328
2013	9.753767	13.177451	35.10%	400
2012*	10.000000	9.753767	-2.46%	33,393
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.089227	16.011376	-6.31%	55,464
2013	13.808838	17.089227	23.76%	0
2012	11.716087	13.808838	17.86%	39,545
2011	12.766053	11.716087	-8.22%	65,071
2010	11.877560	12.766053	7.48%	70,557
2009*	10.000000	11.877560	18.78%	21,286
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.835226	11.927981	0.78%	9,072
2013	10.829800	11.835226	9.28%	0
2012*	10.000000	10.829800	8.30%	2,638
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.955806	13.821634	6.68%	2,953
2013	10.081646	12.955806	28.51%	0
2012*	10.000000	10.081646	0.82%	4,646
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	28.960743	31.067531	7.27%	69,743
2013	22.372721	28.960743	29.45%	0
2012	18.264500	22.372721	22.49%	82,315
2011	19.844800	18.264500	-7.96%	103,599
2010	18.844427	19.844800	5.31%	100,798
2009	13.049313	18.844427	44.41%	50,733
2008	23.693058	13.049313	-44.92%	17,494
2007	17.534277	23.693058	35.12%	1,677
2006	16.247597	17.534277	7.92%	431
2005	14.595144	16.247597	11.32%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.355281	14.443028	8.14%	9,580
2013	9.973930	13.355281	33.90%	0
2012*	10.000000	9.973930	-0.26%	7,416
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	35.594221	30.942646	-13.07%	11,136
2013	31.492476	35.594221	13.02%	492
2012	28.135110	31.492476	11.93%	15,298
2011	42.043830	28.135110	-33.08%	0
2010	34.004144	42.043830	23.64%	0
2009	19.200263	34.004144	77.10%	243
2008	40.640231	19.200263	-52.76%	243
2007	32.100444	40.640231	26.60%	243
2006	22.134977	32.100444	45.37%	243
2005	16.962545	22.134977	30.49%	243
115

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.856144	9.295714	-5.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.304313	13.086728	-8.51%	488
2013	10.241840	14.304313	39.67%	0
2012*	10.000000	10.241840	2.42%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	26.751871	29.156893	8.99%	254,006
2013	19.948504	26.751871	34.10%	7,381
2012	17.406339	19.948504	14.60%	266,422
2011	17.682009	17.406339	-1.56%	320,641
2010	16.075487	17.682009	9.99%	320,499
2009	13.274081	16.075487	21.10%	322,462
2008	19.955980	13.274081	-33.48%	73,257
2007	18.754956	19.955980	6.40%	53,342
2006	15.736161	18.754956	19.18%	45,796
2005	14.944258	15.736161	5.30%	45,464
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.133806	15.136871	0.02%	31,568
2013	11.989006	15.133806	26.23%	0
2012	10.456746	11.989006	14.65%	21,608
2011	10.764126	10.456746	-2.86%	20,933
2010*	10.000000	10.764126	7.64%	13,911
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.094364	14.380271	9.82%	9,649
2013	10.231049	13.094364	27.99%	0
2012	9.092169	10.231049	12.53%	15,076
2011*	10.000000	9.092169	-9.08%	442
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.424023	22.814725	11.71%	169,107
2013	15.683748	20.424023	30.22%	1,893
2012	13.856862	15.683748	13.18%	200,932
2011	13.942834	13.856862	-0.62%	249,825
2010	12.459245	13.942834	11.91%	270,560
2009*	10.000000	12.459245	24.59%	36,398
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.389503	14.941432	3.84%	12,115,094
2013	11.801550	14.389503	21.93%	76,726
2012	10.312373	11.801550	14.44%	12,684,626
2011	10.330858	10.312373	-0.18%	13,208,661
2010	9.325078	10.330858	10.79%	13,551,727
2009	7.639940	9.325078	22.06%	8,256,673
2008	11.000442	7.639940	-30.55%	1,762,797
2007	10.479861	11.000442	4.97%	909,766
2006*	10.000000	10.479861	4.80%	384,029
116

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.548990	11.990578	3.82%	3,229,448
2013	11.985942	11.548990	-3.65%	42,388
2012	11.546118	11.985942	3.81%	2,844,451
2011	11.042165	11.546118	4.56%	2,769,286
2010	10.533955	11.042165	4.82%	2,882,558
2009	9.497230	10.533955	10.92%	2,063,556
2008	10.654712	9.497230	-10.86%	582,258
2007	10.461879	10.654712	1.84%	188,334
2006*	10.000000	10.461879	4.62%	9,104
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.691090	15.803355	0.72%	193,655
2013	12.333180	15.691090	27.23%	863
2012	10.214607	12.333180	20.74%	205,705
2011	11.388162	10.214607	-10.31%	225,120
2010	10.345640	11.388162	10.08%	215,518
2009	7.387323	10.345640	40.05%	172,520
2008	12.172813	7.387323	-39.31%	86,319
2007	10.762882	12.172813	13.10%	48,466
2006*	10.000000	10.762882	7.63%	803
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.139854	15.112403	6.88%	404,775
2013	11.030803	14.139854	28.19%	10,830
2012	9.500514	11.030803	16.11%	445,856
2011	10.078460	9.500514	-5.73%	515,220
2010	8.621883	10.078460	16.89%	526,682
2009	6.281631	8.621883	37.26%	440,899
2008	11.385541	6.281631	-44.83%	288,557
2007	10.288678	11.385541	10.66%	130,402
2006*	10.000000	10.288678	2.89%	22,682
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.560847	13.693207	9.01%	2,884,361
2013	9.551526	12.560847	31.51%	49,956
2012	8.250277	9.551526	15.77%	3,439,791
2011	8.532609	8.250277	-3.31%	3,665,022
2010	7.774220	8.532609	9.76%	3,863,868
2009	6.014749	7.774220	29.25%	2,712,874
2008	9.819431	6.014749	-38.75%	739,351
2007*	10.000000	9.819431	-1.81%	184,046
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.880250	21.177241	1.42%	16,904
117

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	24.301613	26.179675	7.73%	126,326
2013	18.160982	24.301613	33.81%	2,936
2012	15.539726	18.160982	16.87%	137,687
2011	16.123246	15.539726	-3.62%	157,820
2010	14.121341	16.123246	14.18%	161,198
2009	11.131655	14.121341	26.86%	119,592
2008	17.928436	11.131655	-37.91%	82,586
2007	18.614172	17.928436	-3.68%	179,322
2006	16.286496	18.614172	14.29%	47,395
2005	15.841193	16.286496	2.81%	10,308
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.658432	13.340372	5.39%	53,199
2013	8.917257	12.658432	41.95%	0
2012	7.717412	8.917257	15.55%	75,620
2011	8.832585	7.717412	-12.63%	88,521
2010	7.739930	8.832585	14.12%	75,102
2009	5.116272	7.739930	51.28%	39,045
2008*	10.000000	5.116272	-48.84%	1,958
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.046764	15.352276	9.29%	251,298
2013	10.250970	14.046764	37.03%	6,524
2012	9.305930	10.250970	10.16%	257,933
2011	9.726873	9.305930	-4.33%	272,573
2010	7.959593	9.726873	22.20%	291,016
2009	6.130958	7.959593	29.83%	506,652
2008*	10.000000	6.130958	-38.69%	586,368
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.595318	13.016941	3.35%	13,266
2013	9.836152	12.595318	28.05%	0
2012	8.562658	9.836152	14.87%	13,282
2011	9.247549	8.562658	-7.41%	18,389
2010	8.133865	9.247549	13.69%	40,950
2009	6.365782	8.133865	27.77%	29,049
2008*	10.000000	6.365782	-36.34%	23,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.470220	12.863060	3.15%	7,690,604
2013	10.997048	12.470220	13.40%	13,278
2012	10.012205	10.997048	9.84%	8,107,688
2011	10.261354	10.012205	-2.43%	8,528,679
2010	9.397542	10.261354	9.19%	8,859,630
2009	7.930212	9.397542	18.50%	4,729,026
2008*	10.000000	7.930212	-20.70%	274,859
118

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.659918	13.108816	3.55%	8,071,066
2013	10.557671	12.659918	19.91%	20,865
2012	9.393792	10.557671	12.39%	8,209,753
2011	9.837220	9.393792	-4.51%	8,608,210
2010	8.850147	9.837220	11.15%	8,441,009
2009	7.207070	8.850147	22.80%	4,672,637
2008*	10.000000	7.207070	-27.93%	268,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.865739	12.126755	2.20%	2,444,755
2013	11.433714	11.865739	3.78%	6,384
2012	10.754709	11.433714	6.31%	2,973,968
2011	10.722785	10.754709	0.30%	2,951,806
2010	10.151663	10.722785	5.63%	2,756,417
2009	9.082054	10.151663	11.78%	1,488,332
2008*	10.000000	9.082054	-9.18%	50,408
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.840506	10.963582	1.14%	36,259
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.979220	10.968496	-0.10%	14,897
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.569469	12.999321	3.42%	10,537,905
2013	10.788427	12.569469	16.51%	32,586
2012	9.707840	10.788427	11.13%	11,312,195
2011	10.050033	9.707840	-3.40%	11,840,130
2010	9.124286	10.050033	10.15%	12,178,021
2009	7.565372	9.124286	20.61%	6,816,514
2008*	10.000000	7.565372	-24.35%	510,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.607773	13.037904	3.41%	830,669
2013	10.257738	12.607773	22.91%	48,822
2012	9.051808	10.257738	13.32%	865,409
2011	9.600776	9.051808	-5.72%	916,834
2010	8.567131	9.600776	12.07%	926,148
2009	6.843520	8.567131	25.19%	544,144
2008*	10.000000	6.843520	-31.56%	373,869
119

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.317687	12.679500	2.94%	2,603,684
2013	11.196381	12.317687	10.01%	0
2012	10.287903	11.196381	8.83%	2,985,607
2011	10.430294	10.287903	-1.37%	3,101,444
2010	9.672495	10.430294	7.83%	3,185,650
2009	8.310716	9.672495	16.39%	1,772,808
2008*	10.000000	8.310716	-16.89%	148,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.077671	12.503698	3.53%	291,457
2013	12.477591	12.077671	-3.21%	5,160
2012	11.738341	12.477591	6.30%	256,948
2011	11.171635	11.738341	5.07%	249,403
2010	10.578837	11.171635	5.60%	271,958
2009	9.850251	10.578837	7.40%	318,890
2008*	10.000000	9.850251	-1.50%	3,799
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.062618	13.549573	3.73%	74,089
2013	13.484158	13.062618	-3.13%	0
2012	12.728494	13.484158	5.94%	75,503
2011	12.135789	12.728494	4.88%	76,471
2010	11.349822	12.135789	6.92%	88,287
2009	9.856077	11.349822	15.16%	33,537
2008*	10.000000	9.856077	-1.44%	4,135
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	34.222684	31.906760	-6.77%	7,163
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.126829	13.575603	3.42%	340,584
2013	13.833873	13.126829	-5.11%	5,750
2012	13.573201	13.833873	1.92%	321,596
2011	12.795445	13.573201	6.08%	289,745
2010	12.347328	12.795445	3.63%	335,412
2009	12.157809	12.347328	1.56%	470,921
2008	11.412073	12.157809	6.53%	517,391
2007	10.768811	11.412073	5.97%	366,502
2006	10.536208	10.768811	2.21%	66,320
2005	10.316390	10.536208	2.13%	11,953
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.226189	9.059033	-1.81%	82,224
2013	7.935154	9.226189	16.27%	0
2012	6.963352	7.935154	13.96%	84,983
2011	7.822932	6.963352	-10.99%	101,614
2010	6.999728	7.822932	11.76%	64,986
2009	5.467370	6.999728	28.03%	38,910
2008*	10.000000	5.467370	-45.33%	4,351
120

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.796117	10.016679	-7.22%	22,950
2013	9.020778	10.796117	19.68%	0
2012	7.716089	9.020778	16.91%	26,290
2011	8.952007	7.716089	-13.81%	27,548
2010	8.427987	8.952007	6.22%	24,518
2009	6.626051	8.427987	27.19%	14,305
2008	11.772823	6.626051	-43.72%	4,590
2007	10.882719	11.772823	8.18%	1,324
2006*	10.000000	10.882719	8.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	24.544974	25.485178	3.83%	51,132
2013	19.503666	24.544974	25.85%	0
2012	17.015138	19.503666	14.63%	30,250
2011	17.908015	17.015138	-4.99%	33,765
2010	15.796289	17.908015	13.37%	44,007
2009	12.556025	15.796289	25.81%	30,505
2008	20.102175	12.556025	-37.54%	17,693
2007	19.183932	20.102175	4.79%	36,343
2006	16.597078	19.183932	15.59%	13,016
2005	15.547974	16.597078	6.75%	11,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.194780	15.716696	3.43%	1,544,809
2013	13.545432	15.194780	12.18%	3,301
2012	12.521179	13.545432	8.18%	1,609,535
2011	12.549129	12.521179	-0.22%	1,737,161
2010	11.554648	12.549129	8.61%	1,798,922
2009*	10.000000	11.554648	15.55%	718,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.253971	17.953561	4.05%	2,001,638
2013	14.599701	17.253971	18.18%	41,902
2012	13.151411	14.599701	11.01%	1,898,143
2011	13.422987	13.151411	-2.02%	1,940,263
2010	12.114759	13.422987	10.80%	1,973,976
2009*	10.000000	12.114759	21.15%	857,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.388550	14.783880	2.75%	1,050,960
2013	13.878040	14.388550	3.68%	3,077
2012	13.342218	13.878040	4.02%	1,365,454
2011	13.106178	13.342218	1.80%	1,357,691
2010	12.514492	13.106178	4.73%	1,317,898
2009	11.599891	12.514492	7.88%	811,533
2008	12.480594	11.599891	-7.06%	221,518
2007	11.975721	12.480594	4.22%	69,661
2006	11.405523	11.975721	5.00%	4,021
2005	11.162893	11.405523	2.17%	713
121

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	19.558733	20.345799	4.02%	3,829,465
2013	16.956780	19.558733	15.34%	257,840
2012	15.472895	16.956780	9.59%	4,230,446
2011	15.650961	15.472895	-1.14%	4,437,002
2010	14.267833	15.650961	9.69%	4,664,068
2009	12.109339	14.267833	17.83%	3,322,817
2008	15.941961	12.109339	-24.04%	905,820
2007	15.256798	15.941961	4.49%	518,241
2006	13.853264	15.256798	10.13%	265,465
2005	13.296334	13.853264	4.19%	114,589
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	22.480038	23.334833	3.80%	870,606
2013	18.573691	22.480038	21.03%	42,531
2012	16.509073	18.573691	12.51%	927,774
2011	17.055012	16.509073	-3.20%	989,935
2010	15.283141	17.055012	11.59%	1,027,129
2009	12.422876	15.283141	23.02%	1,019,950
2008	18.308411	12.422876	-32.15%	648,008
2007	17.440498	18.308411	4.98%	403,607
2006	15.395352	17.440498	13.28%	232,920
2005	14.537959	15.395352	5.90%	40,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	17.032378	17.643383	3.59%	1,124,088
2013	15.586053	17.032378	9.28%	8,230
2012	14.587026	15.586053	6.85%	1,304,842
2011	14.450881	14.587026	0.94%	1,336,853
2010	13.464824	14.450881	7.32%	1,415,919
2009	11.884099	13.464824	13.30%	1,041,851
2008	14.144179	11.884099	-15.98%	302,707
2007	13.510710	14.144179	4.69%	84,846
2006	12.599352	13.510710	7.23%	26,299
2005	12.192168	12.599352	3.34%	3,383
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.144539	22.702494	7.37%	100,667
2013	15.687374	21.144539	34.79%	1,727
2012	13.394711	15.687374	17.12%	128,119
2011	13.889943	13.394711	-3.57%	175,829
2010	12.942109	13.889943	7.32%	209,294
2009*	10.000000	12.942109	29.42%	8,346
122

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	32.972038	35.681284	8.22%	17,789
2013	25.057608	32.972038	31.58%	0
2012	21.568305	25.057608	16.18%	25,775
2011	22.377032	21.568305	-3.61%	22,639
2010	17.928240	22.377032	24.81%	22,137
2009	13.255499	17.928240	35.25%	20,966
2008	21.095101	13.255499	-37.16%	14,273
2007	19.831814	21.095101	6.37%	9,907
2006	18.247257	19.831814	8.68%	6,979
2005	16.458347	18.247257	10.87%	4,083
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.315280	10.201817	-1.10%	830,405
2013	10.430010	10.315280	-1.10%	70
2012	10.546329	10.430010	-1.10%	559,719
2011	10.663301	10.546329	-1.10%	527,659
2010	10.781886	10.663301	-1.10%	621,100
2009	10.897233	10.781886	-1.06%	606,454
2008	10.796706	10.897233	0.93%	363,177
2007	10.418140	10.796706	3.63%	201,943
2006	10.077171	10.418140	3.38%	46,584
2005	9.924162	10.077171	1.54%	24,026
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.616451	16.044488	2.74%	179,108
2013	15.969701	15.616451	-2.21%	0
2012	14.385546	15.969701	11.01%	152,687
2011	13.780632	14.385546	4.39%	146,749
2010	12.599863	13.780632	9.37%	155,094
2009	10.242806	12.599863	23.01%	104,620
2008	12.521962	10.242806	-18.20%	36,700
2007	12.102286	12.521962	3.47%	15,726
2006	11.671822	12.102286	3.69%	13,238
2005	11.549482	11.671822	1.06%	1,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.262999	10.988510	-2.44%	303,315
2013	9.405778	11.262999	19.75%	7,976
2012	8.232874	9.405778	14.25%	278,168
2011	9.210640	8.232874	-10.62%	284,943
2010	8.183302	9.210640	12.55%	290,364
2009	6.079248	8.183302	34.61%	464,435
2008*	10.000000	6.079248	-39.21%	464,336
123

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	18.110369	16.177859	-10.67%	114,719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.466292	14.669732	8.94%	132,272
2013	10.129940	13.466292	32.94%	3,134
2012	8.819406	10.129940	14.86%	136,061
2011	9.215178	8.819406	-4.29%	154,092
2010	8.077111	9.215178	14.09%	157,826
2009	6.313731	8.077111	27.93%	278,255
2008*	10.000000	6.313731	-36.86%	2,929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.772017	13.925404	9.03%	69,331
2013	9.564017	12.772017	33.54%	1,124
2012	8.223917	9.564017	16.30%	89,686
2011	8.854670	8.223917	-7.12%	100,902
2010	7.940970	8.854670	11.51%	98,944
2009	6.301835	7.940970	26.01%	63,713
2008*	10.000000	6.301835	-36.98%	7,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.328285	14.697796	2.58%	204,734
2013	10.452380	14.328285	37.08%	5,468
2012	9.218852	10.452380	13.38%	207,999
2011	9.755389	9.218852	-5.50%	242,419
2010	7.799454	9.755389	25.08%	254,746
2009	6.223953	7.799454	25.31%	323,940
2008*	10.000000	6.223953	-37.76%	186,137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	164,873
2013	11.383937	15.275597	34.19%	3,570
2012	9.893653	11.383937	15.06%	179,085
2011	10.241195	9.893653	-3.39%	219,776
2010	8.655721	10.241195	18.32%	229,324
2009	6.708071	8.655721	29.03%	292,043
2008*	10.000000	6.708071	-32.92%	348,314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	23.335168	23.664265	1.41%	12,262
2013	16.390818	23.335168	42.37%	0
2012	14.654812	16.390818	11.85%	9,861
2011	14.946179	14.654812	-1.95%	11,327
2010	12.079751	14.946179	23.73%	10,176
2009	9.603308	12.079751	25.79%	8,266
2008	18.162402	9.603308	-47.13%	6,068
2007	16.772102	18.162402	8.29%	4,132
2006	16.466543	16.772102	1.86%	5,183
2005	15.453764	16.466543	6.55%	6,107
124

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	33.708282	35.592848	5.59%	7,074
2013	24.340900	33.708282	38.48%	0
2012	20.458237	24.340900	18.98%	6,878
2011	21.878380	20.458237	-6.49%	8,106
2010	17.490921	21.878380	25.08%	8,042
2009	14.051653	17.490921	24.48%	8,547
2008	20.987005	14.051653	-33.05%	4,610
2007	22.875380	20.987005	-8.26%	4,009
2006	19.752129	22.875380	15.81%	2,164
2005	19.430784	19.752129	1.65%	2,322
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	31.544247	31.370712	-0.55%	20,166
2013	22.692820	31.544247	39.01%	270
2012	19.913606	22.692820	13.96%	26,318
2011	21.375048	19.913606	-6.84%	34,944
2010	17.292951	21.375048	23.61%	34,070
2009	13.007015	17.292951	32.95%	30,188
2008	21.334732	13.007015	-39.03%	52,977
2007	21.172191	21.334732	0.77%	36,456
2006	19.155829	21.172191	10.53%	16,698
2005	17.292150	19.155829	10.78%	8,254
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	21.011147	23.235475	10.59%	153,932
2013	16.243424	21.011147	29.35%	4,591
2012	14.426790	16.243424	12.59%	151,129
2011	14.531949	14.426790	-0.72%	164,214
2010	12.977438	14.531949	11.98%	174,142
2009	10.450884	12.977438	24.18%	303,444
2008	18.098184	10.450884	-42.25%	371,417
2007	16.961723	18.098184	6.70%	244,888
2006	15.123212	16.961723	12.16%	47,799
2005	14.285289	15.123212	5.87%	2,090
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.294702	14.365934	27.19%	27,840
2013	11.120054	11.294702	1.57%	861
2012	9.728208	11.120054	14.31%	36,116
2011	9.267311	9.728208	4.97%	55,881
2010	7.217882	9.267311	28.39%	44,212
2009	5.591849	7.217882	29.08%	43,199
2008*	10.000000	5.591849	-44.08%	991
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.714667	13.100903	11.83%	3,330
2013*	10.000000	11.714667	17.15%	0
125

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.755282	10.689508	-0.61%	217,730
2013	10.863450	10.755282	-1.00%	748
2012	10.610693	10.863450	2.38%	217,193
2011	10.590916	10.610693	0.19%	203,892
2010	10.455700	10.590916	1.29%	227,819
2009	9.870265	10.455700	5.93%	195,686
2008*	10.000000	9.870265	-1.30%	20,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.586668	13.014799	3.40%	0
2013*	10.000000	12.586668	25.87%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.553514	15.037665	-9.16%	359,924
2013	13.937028	16.553514	18.77%	5,654
2012	11.786443	13.937028	18.25%	350,828
2011	13.608361	11.786443	-13.39%	365,788
2010	12.938556	13.608361	5.18%	336,076
2009*	10.000000	12.938556	29.39%	394,858
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	11.002477	10.947819	-0.50%	273,831
2013	11.056663	11.002477	-0.49%	3,106
2012	10.687758	11.056663	3.45%	256,237
2011	10.775185	10.687758	-0.81%	233,720
2010	10.348131	10.775185	4.13%	261,729
2009	9.232776	10.348131	12.08%	339,116
2008	10.783585	9.232776	-14.38%	507,930
2007	10.407571	10.783585	3.61%	386,728
2006	10.098682	10.407571	3.06%	92,068
2005	10.065425	10.098682	0.33%	31,790
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	20.701894	21.184772	2.33%	4,669
2013	14.353282	20.701894	44.23%	0
2012	13.336822	14.353282	7.62%	1,620
2011	13.629395	13.336822	-2.15%	1,947
2010	11.521433	13.629395	18.30%	2,100
2009	9.490172	11.521433	21.40%	2,117
2008	15.854024	9.490172	-40.14%	2,059
2007	15.949196	15.854024	-0.60%	6,273
2006	15.321410	15.949196	4.10%	5,880
2005	15.055133	15.321410	1.77%	4,282
126

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	23.572645	25.733703	9.17%	14,996
2013	17.321353	23.572645	36.09%	0
2012	15.781695	17.321353	9.76%	17,360
2011	16.464022	15.781695	-4.14%	32,304
2010	13.550142	16.464022	21.50%	36,446
2009	10.424720	13.550142	29.98%	37,993
2008	17.406427	10.424720	-40.11%	39,981
2007	16.355839	17.406427	6.42%	333,025
2006	14.544288	16.355839	12.46%	89,314
2005	13.761919	14.544288	5.69%	32,051
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	31.037128	31.326830	0.93%	12,889
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	10.006909	10.143405	1.36%	2,283
2013	10.155480	10.006909	-1.46%	0
2012*	10.000000	10.155480	1.55%	2,880
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.046251	-9.54%	368
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	22.593385	24.668838	9.19%	196,379
2013	17.380441	22.593385	29.99%	4,379
2012	15.071024	17.380441	15.32%	199,332
2011	15.286382	15.071024	-1.41%	223,386
2010	13.344466	15.286382	14.55%	228,742
2009	10.541795	13.344466	26.59%	329,927
2008	17.367569	10.541795	-39.30%	336,948
2007	16.861761	17.367569	3.00%	244,348
2006	14.856255	16.861761	13.50%	61,433
2005	14.205526	14.856255	4.58%	12,271
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	33.861635	37.392175	10.43%	27,179
2013	24.347433	33.861635	39.08%	0
2012	20.921934	24.347433	16.37%	30,997
2011	21.670556	20.921934	-3.45%	41,142
2010	17.806039	21.670556	21.70%	38,826
2009	13.152903	17.806039	35.38%	30,857
2008	21.451962	13.152903	-38.69%	106,023
2007	21.998076	21.451962	-2.48%	63,206
2006	19.398617	21.998076	13.40%	17,254
2005	17.877033	19.398617	8.51%	8,239
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.533324	10.464843	-0.65%	10,413
2013	10.638843	10.533324	-0.99%	0
2012*	10.000000	10.638843	6.39%	13,555
127

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.167719	9.194221	0.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.141970	12.044545	-0.80%	19,953
2013	13.139916	12.141970	-7.59%	0
2012	12.625815	13.139916	4.07%	54,524
2011	11.774859	12.625815	7.23%	54,943
2010	10.885591	11.774859	8.17%	38,453
2009*	10.000000	10.885591	8.86%	14,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.759392	11.717057	-0.36%	486,769
2013	11.917865	11.759392	-1.33%	2,977
2012	11.395491	11.917865	4.58%	427,008
2011	11.406927	11.395491	-0.10%	405,872
2010	10.965168	11.406927	4.03%	401,693
2009*	10.000000	10.965168	9.65%	253,219
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.508603	10.826136	3.02%	53,620
2013	10.848202	10.508603	-3.13%	0
2012	10.017458	10.848202	8.29%	56,908
2011*	10.000000	10.017458	0.17%	15,015
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.230843	28.851376	29.78%	22,089
2013	14.934298	22.230843	48.86%	0
2012	11.527357	14.934298	29.56%	33,550
2011	10.558722	11.527357	9.17%	6,423
2010*	10.000000	10.558722	5.59%	618
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.815308	13.633200	6.38%	33,886
2013	13.033456	12.815308	-1.67%	0
2012	12.069237	13.033456	7.99%	26,479
2011	11.577526	12.069237	4.25%	23,478
2010	10.954949	11.577526	5.68%	26,113
2009	10.126842	10.954949	8.18%	26,649
2008	11.435078	10.126842	-11.44%	296,692
2007	10.989490	11.435078	4.05%	280,216
2006	10.729318	10.989490	2.42%	47,086
2005	10.437713	10.729318	2.79%	6,577
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.657673	8.526767	-19.99%	34,579
2013	9.749237	10.657673	9.32%	0
2012*	10.000000	9.749237	-2.51%	36,895
128

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.529677	8.399050	-20.23%	4,232
2013	9.652965	10.529677	9.08%	0
2012*	10.000000	9.652965	-3.47%	1,219
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.428594	19.957443	2.72%	0
2013	14.043776	19.428594	38.34%	0
2012	11.795232	14.043776	19.06%	0
2011	12.625755	11.795232	-6.58%	0
2010*	10.000000	12.625755	26.26%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	17.342844	16.830018	-2.96%	76,803
2014	17.342844	16.830018	-2.96%	0
2013	11.672517	17.342844	48.58%	0
2012	10.941426	11.672517	6.68%	75,876
2011	11.595904	10.941426	-5.64%	0
2010	9.248681	11.595904	25.38%	58,940
2009	6.126378	9.248681	50.96%	25,973
2008	10.575221	6.126378	-42.07%	0
2007*	10.000000	10.575221	5.75%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	11.165499	11.534862	3.31%	631
2013	9.838259	11.165499	13.49%	684
2012	8.726602	9.838259	12.74%	753
2011	9.514618	8.726602	-8.28%	951
2010	8.204891	9.514618	15.96%	1,026
2009	5.179306	8.204891	58.42%	1,175
2008	9.444451	5.179306	-45.16%	1,261
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.304352	13.893156	4.43%	0
2013	13.787736	13.304352	-3.51%	0
2012	13.140253	13.787736	4.93%	0
2011	12.266354	13.140253	7.12%	0
2010	11.587110	12.266354	5.86%	0
2009	10.461233	11.587110	10.76%	0
2008	10.330612	10.461233	1.26%	0
129

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.795314	10.850095	0.51%	0
2013	9.999333	10.795314	7.96%	0
2012*	10.000000	9.999333	-0.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.816798	25.026247	5.08%	0
2013	17.940770	23.816798	32.75%	0
2012	15.702525	17.940770	14.25%	0
2011	17.815678	15.702525	-11.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.507667	10.469054	-0.37%	0
2013	11.903906	10.507667	-11.73%	0
2012	11.494171	11.903906	3.56%	0
2011	10.663490	11.494171	7.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	16.924913	18.975035	12.11%	0
2013	13.508454	16.924913	25.29%	0
2012	12.051216	13.508454	12.09%	0
2011	12.600125	12.051216	-4.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.690058	13.459135	-1.69%	0
2013	12.405470	13.690058	10.36%	0
2012	11.697297	12.405470	6.05%	0
2011	12.585068	11.697297	-7.05%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.047668	12.272779	1.87%	0
2013*	10.000000	12.047668	20.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.723034	7.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.320289	24.658221	1.39%	0
2013	17.919007	24.320289	35.72%	0
2012	16.052979	17.919007	11.62%	0
2011	16.549531	16.052979	-3.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.224625	17.699352	9.09%	0
2013	12.772031	16.224625	27.03%	0
2012	11.468506	12.772031	11.37%	0
2011	11.700137	11.468506	-1.98%	0
130

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	15.548371	16.170150	4.00%	0
2013	13.341849	15.548371	16.54%	0
2012	12.560667	13.341849	6.22%	0
2011	11.975312	12.560667	4.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.759688	-2.40%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.658520	10.641279	-0.16%	0
2013	10.968533	10.658520	-2.83%	0
2012	10.391633	10.968533	5.55%	0
2011	10.562804	10.391633	-1.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.312344	12.375327	0.51%	0
2013	11.277235	12.312344	9.18%	0
2012	10.479437	11.277235	7.61%	0
2011	10.910924	10.479437	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	12.718941	12.831133	0.88%	0
2013	11.403930	12.718941	11.53%	0
2012	10.457748	11.403930	9.05%	0
2011	10.978145	10.457748	-4.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.253742	13.389550	1.02%	0
2013	11.318267	13.253742	17.10%	0
2012	10.188939	11.318267	11.08%	0
2011	10.870791	10.188939	-6.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	16.582626	13.951443	-15.87%	0
2013	13.848880	16.582626	19.74%	0
2012	13.710784	13.848880	1.01%	0
2011	14.994221	13.710784	-8.56%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.842622	16.575894	4.63%	0
2013	12.849664	15.842622	23.29%	0
2012	11.382386	12.849664	12.89%	0
2011	11.723744	11.382386	-2.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	16.313289	17.466983	7.07%	0
2013	12.436225	16.313289	31.18%	0
2012	11.271528	12.436225	10.33%	0
2011	11.689317	11.271528	-3.57%	0
131

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	10.596949	10.794960	1.87%	0
2013	11.219020	10.596949	-5.54%	0
2012	11.015693	11.219020	1.85%	0
2011	10.669350	11.015693	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	27.474574	28.097430	2.27%	0
2013	20.965041	27.474574	31.05%	0
2012	18.975221	20.965041	10.49%	0
2011	22.067530	18.975221	-14.01%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.946141	10.858193	-0.80%	0
2013	9.169220	10.946141	19.38%	0
2012	8.243519	9.169220	11.23%	0
2011	8.680191	8.243519	-5.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.457890	12.570224	0.90%	0
2013	11.335925	12.457890	9.90%	0
2012	10.433989	11.335925	8.64%	0
2011	10.565247	10.433989	-1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.004637	23.284366	-3.00%	0
2013	18.267715	24.004637	31.40%	0
2012	15.999578	18.267715	14.18%	0
2011	17.235518	15.999578	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.203153	-7.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	18.986631	16.273690	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.843926	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.027048	11.055217	0.26%	0
2013	10.067022	11.027048	9.54%	0
2012*	10.000000	10.067022	0.67%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.756948	9.849082	0.94%	0
2013*	10.000000	9.756948	-2.43%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.427899	10.285061	-10.00%	0
132

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.175086	15.278679	-5.54%	0
2013	12.712281	16.175086	27.24%	0
2012	10.749066	12.712281	18.26%	0
2011	11.246344	10.749066	-4.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.804327	13.358569	4.33%	0
2013	9.496241	12.804327	34.84%	0
2012*	10.000000	9.496241	-5.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.151170	12.208391	0.47%	0
2013	9.806766	12.151170	23.91%	0
2012*	10.000000	9.806766	-1.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.634627	13.123298	3.87%	0
2013	9.589342	12.634627	31.76%	0
2012*	10.000000	9.589342	-4.11%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.201498	13.889613	-8.63%	0
2013	12.595286	15.201498	20.69%	0
2012	10.958473	12.595286	14.94%	0
2011	12.243398	10.958473	-10.49%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.350845	11.156445	-1.71%	0
2013	10.650284	11.350845	6.58%	0
2012*	10.000000	10.650284	6.50%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.425582	12.927553	4.04%	0
2013	9.914467	12.425582	25.33%	0
2012*	10.000000	9.914467	-0.86%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	20.698900	21.654630	4.62%	0
2013	16.396226	20.698900	26.24%	0
2012	13.726048	16.396226	19.45%	0
2011	15.291830	13.726048	-10.24%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.805261	13.505241	5.47%	0
2013	9.805848	12.805261	30.59%	0
2012*	10.000000	9.805848	-1.94%	0
133

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	25.617497	21.717406	-15.22%	0
2013	23.240941	25.617497	10.23%	0
2012	21.292213	23.240941	9.15%	0
2011	32.626371	21.292213	-34.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.308559	-6.91%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.718999	12.240076	-10.78%	0
2013	10.071992	13.718999	36.21%	0
2012*	10.000000	10.071992	0.72%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.067024	20.266433	6.29%	0
2013	14.578838	19.067024	30.79%	0
2012	13.044835	14.578838	11.76%	0
2011	13.587381	13.044835	-3.99%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.805583	13.466301	-2.46%	0
2013	11.214291	13.805583	23.11%	0
2012	10.030050	11.214291	11.81%	0
2011	10.586715	10.030050	-5.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.247536	13.117116	7.10%	0
2013	9.812330	12.247536	24.82%	0
2012	8.942043	9.812330	9.73%	0
2011*	10.000000	8.942043	-10.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.168253	19.792244	8.94%	0
2013	14.305616	18.168253	27.00%	0
2012	12.961072	14.305616	10.37%	0
2011	13.372119	12.961072	-3.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.871396	12.021350	1.26%	0
2013	9.983511	11.871396	18.91%	0
2012	8.945811	9.983511	11.60%	0
2011	9.188972	8.945811	-2.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.528304	9.647612	1.25%	0
2013	10.140027	9.528304	-6.03%	0
2012	10.016689	10.140027	1.23%	0
2011	9.822078	10.016689	1.98%	0
134

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.945144	12.714738	-1.78%	0
2013	10.433158	12.945144	24.08%	0
2012	8.860887	10.433158	17.74%	0
2011	10.129520	8.860887	-12.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.664967	12.158424	4.23%	0
2013	9.331100	11.664967	25.01%	0
2012	8.241176	9.331100	13.23%	0
2011	8.964173	8.241176	-8.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.625691	11.296661	6.31%	0
2013	8.285088	10.625691	28.25%	0
2012	7.338546	8.285088	12.90%	0
2011	7.782093	7.338546	-5.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	14.729029	14.568452	-1.09%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	17.079183	17.943248	5.06%	0
2013	13.087493	17.079183	30.50%	0
2012	11.483607	13.087493	13.97%	0
2011	12.216958	11.483607	-6.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.980358	11.285186	2.78%	0
2013	7.931413	10.980358	38.44%	0
2012	7.038977	7.931413	12.68%	0
2011	8.260493	7.038977	-14.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.184996	12.987607	6.59%	0
2013	9.117976	12.184996	33.64%	0
2012	8.488147	9.117976	7.42%	0
2011	9.097057	8.488147	-6.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.925984	11.011961	0.79%	0
2013	8.749076	10.925984	24.88%	0
2012	7.810218	8.749076	12.02%	0
2011	8.648867	7.810218	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.817817	10.882165	0.59%	0
2013	9.782102	10.817817	10.59%	0
2012	9.132841	9.782102	7.11%	0
2011	9.597348	9.132841	-4.84%	0
135

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.982246	11.089932	0.98%	0
2013	9.391116	10.982246	16.94%	0
2012	8.568574	9.391116	9.60%	0
2011	9.200540	8.568574	-6.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.293576	10.259407	-0.33%	0
2013	10.170730	10.293576	1.21%	0
2012	9.810365	10.170730	3.67%	0
2011	10.029047	9.810365	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660329	10.514243	-1.37%	0
2013*	10.000000	10.660329	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.796745	10.518963	-2.57%	0
2013*	10.000000	10.796745	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.903891	10.997415	0.86%	0
2013	9.596481	10.903891	13.62%	0
2012	8.855141	9.596481	8.37%	0
2011	9.399648	8.855141	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.936912	11.029828	0.85%	0
2013	9.124221	10.936912	19.87%	0
2012	8.256535	9.124221	10.51%	0
2011	8.979341	8.256535	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.685569	10.726945	0.39%	0
2013	9.959493	10.685569	7.29%	0
2012	9.384396	9.959493	6.13%	0
2011	9.755401	9.384396	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.477599	10.578503	0.96%	0
2013	11.099559	10.477599	-5.60%	0
2012	10.707849	11.099559	3.66%	0
2011	10.448958	10.707849	2.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.332156	11.463444	1.16%	0
2013	11.995064	11.332156	-5.53%	0
2012	11.611177	11.995064	3.31%	0
2011	11.350866	11.611177	2.29%	0
136

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.917607	22.655464	-9.08%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.926181	10.011249	0.86%	0
2013	10.726623	9.926181	-7.46%	0
2012	10.792543	10.726623	-0.61%	0
2011	10.431755	10.792543	3.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.003247	7.663515	-4.24%	0
2013	7.058106	8.003247	13.39%	0
2012	6.351372	7.058106	11.13%	0
2011	7.316448	6.351372	-13.19%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	8.906226	8.058425	-9.52%	0
2013	7.630594	8.906226	16.72%	0
2012	6.693108	7.630594	14.01%	0
2011	7.962317	6.693108	-15.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.322910	17.540871	1.26%	0
2013	14.114357	17.322910	22.73%	0
2012	12.626939	14.114357	11.78%	0
2011	13.626577	12.626939	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.516212	13.634136	0.87%	0
2013	12.355049	13.516212	9.40%	0
2012	11.711623	12.355049	5.49%	0
2011	12.035223	11.711623	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.348137	15.574803	1.48%	0
2013	13.316797	15.348137	15.25%	0
2012	12.301184	13.316797	8.26%	0
2011	12.873473	12.301184	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.753710	10.775460	0.20%	0
2013	10.635626	10.753710	1.11%	0
2012	10.485393	10.635626	1.43%	0
2011	10.560824	10.485393	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.497587	10.373546	-1.18%	0
2013*	10.000000	10.497587	4.98%	0
137

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.584722	10.385920	-1.88%	0
2013*	10.000000	10.584722	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.164051	14.369029	1.45%	0
2013	12.591575	14.164051	12.49%	0
2012	11.782227	12.591575	6.87%	0
2011	12.219885	11.782227	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.064116	16.261849	1.23%	0
2013	13.609627	16.064116	18.03%	0
2012	12.404774	13.609627	9.71%	0
2011	13.139888	12.404774	-5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	12.519558	12.647407	1.02%	0
2013	11.747411	12.519558	6.57%	0
2012	11.274390	11.747411	4.20%	0
2011	11.452163	11.274390	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.809318	19.694920	4.71%	0
2013	14.309098	18.809318	31.45%	0
2012	12.528844	14.309098	14.21%	0
2011	13.321420	12.528844	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.838511	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.032636	0.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.987728	24.260276	5.54%	0
2013	17.913285	22.987728	28.33%	0
2012	15.811381	17.913285	13.29%	0
2011	16.820233	15.811381	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.899590	7.619154	-3.55%	0
2013	8.190344	7.899590	-3.55%	0
2012	8.492641	8.190344	-3.56%	0
2011	8.804345	8.492641	-3.54%	0
138

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	11.505375	11.527904	0.20%	0
2013	12.064553	11.505375	-4.63%	0
2012	11.144484	12.064553	8.26%	0
2011	10.946263	11.144484	1.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.770272	9.295932	-4.85%	0
2013	8.366330	9.770272	16.78%	0
2012	7.509450	8.366330	11.41%	0
2011	8.614478	7.509450	-12.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	13.857487	12.071903	-12.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.681727	12.410463	6.24%	0
2013	9.010548	11.681727	29.65%	0
2012	8.044524	9.010548	12.01%	0
2011	8.618588	8.044524	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.079083	11.780346	6.33%	0
2013	8.506866	11.079083	30.24%	0
2012	7.501142	8.506866	13.41%	0
2011	8.281299	7.501142	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.429384	12.433980	0.04%	0
2013	9.297253	12.429384	33.69%	0
2012	8.408832	9.297253	10.57%	0
2011	9.123864	8.408832	-7.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.251108	14.956084	12.87%	0
2013	10.125858	13.251108	30.86%	0
2012	9.024334	10.125858	12.21%	0
2011	9.578211	9.024334	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.184548	16.006138	-1.10%	0
2013	11.656580	16.184548	38.84%	0
2012	10.687342	11.656580	9.07%	0
2011	11.176197	10.687342	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.772448	23.449934	2.98%	0
2013	16.861332	22.772448	35.06%	0
2012	14.532459	16.861332	16.03%	0
2011	15.935416	14.532459	-8.80%	0
139

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.030319	21.366231	-3.01%	0
2013	16.250682	22.030319	35.57%	0
2012	14.623512	16.250682	11.13%	0
2011	16.094805	14.623512	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	14.715712	15.870455	7.85%	0
2013	11.665293	14.715712	26.15%	0
2012	10.624451	11.665293	9.80%	0
2011	10.973205	10.624451	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.796695	12.152251	24.04%	0
2013	9.890258	9.796695	-0.95%	0
2012	8.872581	9.890258	11.47%	0
2011	8.666395	8.872581	2.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.520034	12.564145	9.06%	0
2013*	10.000000	11.520034	15.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.330226	9.043443	-3.07%	0
2013	9.663465	9.330226	-3.45%	0
2012	9.679032	9.663465	-0.16%	0
2011	9.905720	9.679032	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.377684	12.481602	0.84%	0
2013*	10.000000	12.377684	23.78%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.724731	13.044756	-11.41%	0
2013	12.712081	14.724731	15.83%	0
2012	11.024181	12.712081	15.31%	0
2011	13.051356	11.024181	-15.53%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.358488	8.110936	-2.96%	0
2013	8.613032	8.358488	-2.96%	0
2012	8.537704	8.613032	0.88%	0
2011	8.825607	8.537704	-3.26%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	14.570870	14.541240	-0.20%	0
2013	10.358765	14.570870	40.66%	0
2012	9.870250	10.358765	4.95%	0
2011	10.342508	9.870250	-4.57%	0
140

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.037990	19.203885	6.46%	0
2013	13.590843	18.037990	32.72%	0
2012	12.698092	13.590843	7.03%	0
2011	13.582985	12.698092	-6.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.158911	21.811603	-1.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.714945	9.603516	-1.15%	0
2013	10.109660	9.714945	-3.90%	0
2012*	10.000000	10.109660	1.10%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.895763	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.925987	16.958242	6.48%	0
2013	12.562340	15.925987	26.78%	0
2012	11.170376	12.562340	12.46%	0
2011	11.617214	11.170376	-3.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	23.476145	25.281686	7.69%	0
2013	17.308271	23.476145	35.64%	0
2012	15.251762	17.308271	13.48%	0
2011	16.198068	15.251762	-5.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.102060	9.787721	-3.11%	0
2013	10.462469	10.102060	-3.44%	0
2012*	10.000000	10.462469	4.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.551932	-4.48%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.800167	10.448130	-3.26%	0
2013	11.984716	10.800167	-9.88%	0
2012	11.809143	11.984716	1.49%	0
2011	11.292208	11.809143	4.58%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.459849	10.164012	-2.83%	0
2013	10.870085	10.459849	-3.77%	0
2012	10.658398	10.870085	1.99%	0
2011	10.939363	10.658398	-2.57%	0
141

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.828885	9.875038	0.47%	0
2013	10.404262	9.828885	-5.53%	0
2012	9.852234	10.404262	5.60%	0
2011*	10.000000	9.852234	-1.48%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.280170	25.668394	26.57%	0
2013	13.969480	20.280170	45.17%	0
2012	11.057011	13.969480	26.34%	0
2011	10.384574	11.057011	6.48%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.806494	10.173970	3.75%	0
2013	10.226802	9.806494	-4.11%	0
2012	9.711367	10.226802	5.31%	0
2011	9.551660	9.711367	1.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.220479	7.973976	-21.98%	0
2013	9.586811	10.220479	6.61%	0
2012*	10.000000	9.586811	-4.13%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.098389	7.855046	-22.21%	0
2013	9.492786	10.098389	6.38%	0
2012*	10.000000	9.492786	-5.07%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	17.813873	17.845360	0.18%	0
2013	13.203401	17.813873	34.92%	0
2012	11.371655	13.203401	16.11%	0
2011	12.481061	11.371655	-8.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	19.974880	18.903742	-5.36%	0
2014	19.974880	18.903742	-5.36%	0
2013	13.785051	19.974880	44.90%	0
2012	13.250773	13.785051	4.03%	0
2011	14.399537	13.250773	-7.98%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	9.444761	9.515363	0.75%	0
2013	8.533449	9.444761	10.68%	0
2012	7.761922	8.533449	9.94%	0
2011	8.677522	7.761922	-10.55%	0
142

Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	11.186974	11.392665	1.84%	0
2013	11.887930	11.186974	-5.90%	0
2012	11.618248	11.887930	2.32%	0
2011	11.120299	11.618248	4.48%	0
143

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
144

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
145

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
146

contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
147

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
148

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
149

person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
150

•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
151

such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
152

If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
153

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
154

spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
155

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
156

The Best of America Future Venue Annuity®
Nationwide Heritage Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.256096	11.600604	3.06%	585
2013	10.167936	11.256096	10.70%	0
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	23.627477	25.538503	8.09%	1,054
2013	17.750019	23.627477	33.11%	1,054
2012	15.308089	17.750019	15.95%	1,459
2011	14.592211	15.308089	4.91%	3,086
2010	13.080287	14.592211	11.56%	1,459
2009	10.989511	13.080287	19.03%	3,430
2008	18.736672	10.989511	-41.35%	3,404
2007	18.068051	18.736672	3.70%	3,156
2006	15.616196	18.068051	15.70%	3,151
2005	15.095601	15.616196	3.45%	3,227
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	33.798334	36.416929	7.75%	39,434
2013	24.829501	33.798334	36.12%	40,862
2012	21.192263	24.829501	17.16%	48,396
2011	23.449304	21.192263	-9.63%	58,754
2010	18.729809	23.449304	25.20%	55,716
2009	13.275213	18.729809	41.09%	42,802
2008	20.891093	13.275213	-36.46%	7,119
2007	20.806891	20.891093	0.40%	1,987
2006	18.421522	20.806891	12.95%	657
2005	17.467525	18.421522	5.46%	1,606

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.996374	14.299177	2.16%	232,335
2013	15.463241	13.996374	-9.49%	235,768
2012	14.560252	15.463241	6.20%	230,672
2011	13.174427	14.560252	10.52%	246,879
2010	12.672223	13.174427	3.96%	268,287
2009	11.625631	12.672223	9.00%	162,381
2008	11.944696	11.625631	-2.67%	53,938
2007	11.030976	11.944696	8.28%	18,191
2006	10.979055	11.030976	0.47%	14,114
2005	10.930030	10.979055	0.45%	16,169
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	23.094425	25.656945	11.10%	0
2013	17.235519	23.094425	33.99%	0
2012	15.226334	17.235519	13.20%	0
2011	14.967745	15.226334	1.73%	0
2010	13.291810	14.967745	12.61%	0
2009	11.411401	13.291810	16.48%	0
2008	17.677788	11.411401	-35.45%	0
2007	17.953290	17.677788	-1.53%	304
2006	15.539655	17.953290	15.53%	501
2005	15.032935	15.539655	3.37%	1,582
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	21.034416	24.181157	14.96%	104,197
2013	16.372814	21.034416	28.47%	111,403
2012	14.243920	16.372814	14.95%	120,097
2011	14.524454	14.243920	-1.93%	145,816
2010	12.343539	14.524454	17.67%	140,959
2009	9.615269	12.343539	28.37%	73,477
2008	12.878768	9.615269	-25.34%	22,480
2007	13.346510	12.878768	-3.50%	12,689
2006	11.224346	13.346510	18.91%	352
2005*	10.000000	11.224346	12.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.390246	15.515057	0.81%	146,071
2013	13.600734	15.390246	13.16%	146,471
2012	12.505920	13.600734	8.75%	138,204
2011	13.122397	12.505920	-4.70%	166,962
2010	12.088339	13.122397	8.55%	167,335
2009*	10.000000	12.088339	20.88%	46,319
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.251137	12.797136	4.46%	278
2013*	10.000000	12.251137	22.51%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.904285	9.04%	1,466

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	34.578929	35.950038	3.97%	25,960
2013	24.847019	34.578929	39.17%	24,590
2012	21.706977	24.847019	14.47%	29,190
2011	21.825085	21.706977	-0.54%	35,818
2010	17.538096	21.825085	24.44%	36,443
2009	14.183516	17.538096	23.65%	21,006
2008	20.758845	14.183516	-31.67%	10,674
2007	21.129368	20.758845	-1.75%	5,006
2006	18.672793	21.129368	13.16%	2,350
2005	17.606381	18.672793	6.06%	2,239
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	23.285999	26.047710	11.86%	27,695
2013	17.876977	23.285999	30.26%	33,300
2012	15.653927	17.876977	14.20%	34,461
2011	15.575294	15.653927	0.50%	37,237
2010	13.749669	15.575294	13.28%	58,207
2009	11.029884	13.749669	24.66%	58,234
2008	17.793253	11.029884	-38.01%	41,767
2007	17.136860	17.793253	3.83%	28,045
2006	15.039960	17.136860	13.94%	22,688
2005	14.561180	15.039960	3.29%	26,773
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	22.046304	23.510334	6.64%	37,259
2013	18.449244	22.046304	19.50%	46,348
2012	16.937826	18.449244	8.92%	53,651
2011	15.749432	16.937826	7.55%	55,465
2010	13.842043	15.749432	13.78%	49,394
2009	11.450646	13.842043	20.88%	29,992
2008	16.474773	11.450646	-30.50%	4,562
2007	15.590731	16.474773	5.67%	5,635
2006	13.565076	15.590731	14.93%	7,393
2005	13.173109	13.565076	2.98%	3,819
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	20.895039	20.938310	0.21%	0
2013	14.254173	20.895039	46.59%	0
2012	11.986972	14.254173	18.91%	0
2011	14.102666	11.986972	-15.00%	0
2010	10.900325	14.102666	29.38%	0
2009	8.763689	10.900325	24.38%	0
2008	14.239916	8.763689	-38.46%	0
2007	16.229855	14.239916	-12.26%	0
2006	15.851757	16.229855	2.39%	213
2005	15.183919	15.851757	4.40%	1,270
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.085671	10.031812	-0.53%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	17.492718	17.070102	-2.42%	0
2013	15.232683	17.492718	14.84%	0
2012	13.998857	15.232683	8.81%	0
2011	14.979435	13.998857	-6.55%	0
2010	13.402573	14.979435	11.77%	1,226
2009	11.964444	13.402573	12.02%	1,226
2008	17.200596	11.964444	-30.44%	1,226
2007	15.863461	17.200596	8.43%	1,226
2006	13.853123	15.863461	14.51%	1,226
2005	13.773279	13.853123	0.58%	1,226
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.195489	14.532515	2.37%	8,872
2013	14.246450	14.195489	-0.36%	7,143
2012	13.161960	14.246450	8.24%	7,469
2011	13.048239	13.161960	0.87%	10,186
2010	12.184243	13.048239	7.09%	11,287
2009	10.253148	12.184243	18.83%	13,624
2008	11.214173	10.253148	-8.57%	17,503
2007	10.785198	11.214173	3.98%	16,819
2006	10.493513	10.785198	2.78%	7,008
2005	10.506201	10.493513	-0.12%	6,462
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.301707	15.770679	3.06%	386,177
2013	13.668198	15.301707	11.95%	440,883
2012	12.385897	13.668198	10.35%	464,628
2011	12.577116	12.385897	-1.52%	460,632
2010	11.299359	12.577116	11.31%	452,604
2009	9.217081	11.299359	22.59%	223,711
2008	12.454176	9.217081	-25.99%	54,195
2007	11.615174	12.454176	7.22%	20,518
2006	10.717270	11.615174	8.38%	95
2005*	10.000000	10.717270	7.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.807162	16.351684	3.44%	1,082,733
2013	13.821913	15.807162	14.36%	1,139,980
2012	12.360415	13.821913	11.82%	1,204,119
2011	12.654728	12.360415	-2.33%	1,206,253
2010	11.191763	12.654728	13.07%	1,254,277
2009	8.803123	11.191763	27.13%	620,233
2008	13.245830	8.803123	-33.54%	92,833
2007	12.179941	13.245830	8.75%	32,205
2006	11.024609	12.179941	10.48%	1,540
2005*	10.000000	11.024609	10.25%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.472041	17.063581	3.59%	9,490
2013	13.718329	16.472041	20.07%	8,358
2012	12.042940	13.718329	13.91%	8,330
2011	12.531151	12.042940	-3.90%	8,436
2010	10.933144	12.531151	14.62%	8,491
2009	8.427241	10.933144	29.74%	7,153
2008	13.781886	8.427241	-38.85%	12,690
2007	12.545895	13.781886	9.85%	8,741
2006	11.233204	12.545895	11.69%	3,510
2005*	10.000000	11.233204	12.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.610661	17.781612	-13.73%	22,627
2013	16.786621	20.610661	22.78%	24,973
2012	16.206473	16.786621	3.58%	33,569
2011	17.285108	16.206473	-6.24%	42,190
2010	14.667409	17.285108	17.85%	35,479
2009	10.049607	14.667409	45.95%	23,541
2008	22.286535	10.049607	-54.91%	23,665
2007	15.473302	22.286535	44.03%	20,763
2006	13.415794	15.473302	15.34%	16,073
2005*	10.000000	13.415794	34.16%	4,052
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	22.580803	24.226108	7.29%	142,325
2013	17.861494	22.580803	26.42%	158,479
2012	15.429155	17.861494	15.76%	168,438
2011	15.498902	15.429155	-0.45%	183,619
2010	13.636937	15.498902	13.65%	190,916
2009	10.616102	13.636937	28.46%	129,011
2008	18.770421	10.616102	-43.44%	65,795
2007	18.741842	18.770421	0.15%	54,542
2006	15.800778	18.741842	18.61%	33,162
2005	15.133052	15.800778	4.41%	27,230
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	23.737600	26.061953	9.79%	71,857
2013	17.648129	23.737600	34.50%	79,182
2012	15.598308	17.648129	13.14%	80,004
2011	15.776566	15.598308	-1.13%	73,834
2010	12.878809	15.776566	22.50%	74,276
2009	10.176249	12.878809	26.56%	54,239
2008	19.528002	10.176249	-47.89%	36,939
2007	15.590075	19.528002	25.26%	23,260
2006	14.790877	15.590075	5.40%	17,192
2005	14.174945	14.790877	4.35%	15,335

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	14.136886	14.766823	4.46%	585,778
2013	14.595930	14.136886	-3.15%	562,314
2012	13.975501	14.595930	4.44%	524,470
2011	13.201761	13.975501	5.86%	489,699
2010	12.411764	13.201761	6.36%	542,176
2009	10.868541	12.411764	14.20%	630,661
2008	11.383458	10.868541	-4.52%	491,384
2007	11.059086	11.383458	2.93%	402,920
2006	10.737599	11.059086	2.99%	70,235
2005	10.654803	10.737599	0.78%	17,679
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	36.992643	38.792488	4.87%	107,435
2013	27.529306	36.992643	34.38%	117,909
2012	24.297810	27.529306	13.30%	135,554
2011	27.558367	24.297810	-11.83%	156,492
2010	21.672513	27.558367	27.16%	149,757
2009	15.680311	21.672513	38.21%	130,404
2008	26.252822	15.680311	-40.27%	66,649
2007	23.016109	26.252822	14.06%	46,791
2006	20.703535	23.016109	11.17%	29,861
2005	17.737527	20.703535	16.72%	28,655
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	25.493157	23.120877	-9.31%	0
2013	19.802805	25.493157	28.74%	0
2012	16.633854	19.802805	19.05%	0
2011	20.346636	16.633854	-18.25%	1,155
2010	18.233583	20.346636	11.59%	5,419
2009	14.606502	18.233583	24.83%	5,419
2008	26.354744	14.606502	-44.58%	5,419
2007	22.766986	26.354744	15.76%	5,601
2006	19.545720	22.766986	16.48%	5,601
2005	16.637511	19.545720	17.48%	5,601
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	31.029861	32.687296	5.34%	1,129
2013	24.100368	31.029861	28.75%	1,130
2012	19.178435	24.100368	25.66%	3,669
2011	21.317946	19.178435	-10.04%	1,023
2010	17.061304	21.317946	24.95%	1,024
2009	10.977272	17.061304	55.42%	1,014
2008	22.785163	10.977272	-51.82%	1,317
2007	21.851015	22.785163	4.28%	2,367
2006	19.044673	21.851015	14.74%	1,307
2005	18.799692	19.044673	1.30%	1,708

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.618130	12.834741	1.72%	20,458
2013	10.308138	12.618130	22.41%	21,370
2012	9.037365	10.308138	14.06%	22,607
2011	9.280772	9.037365	-2.62%	23,866
2010	8.511220	9.280772	9.04%	24,377
2009	6.607120	8.511220	28.82%	16,870
2008*	10.000000	6.607120	-33.93%	14,448
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.099934	15.623162	3.47%	143,216
2013	13.399766	15.099934	12.69%	141,891
2012	12.027382	13.399766	11.41%	142,791
2011	11.877684	12.027382	1.26%	154,997
2010	10.658939	11.877684	11.43%	158,864
2009	7.948254	10.658939	34.10%	139,581
2008	11.424928	7.948254	-30.43%	150,971
2007	11.134394	11.424928	2.61%	103,493
2006*	10.000000	11.134394	11.34%	31,263
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	24.606991	26.459165	7.53%	7,060
2013	19.184813	24.606991	28.26%	7,511
2012	17.326173	19.184813	10.73%	10,162
2011	16.527030	17.326173	4.84%	10,006
2010	13.851266	16.527030	19.32%	21,267
2009	11.935215	13.851266	16.05%	33,028
2008	16.554262	11.935215	-27.90%	33,090
2007	17.201726	16.554262	-3.76%	34,250
2006	14.849802	17.201726	15.84%	40,009
2005	14.517102	14.849802	2.29%	44,082
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	34.247853	34.064557	-0.54%	77,812
2013	25.417685	34.247853	34.74%	82,701
2012	21.709181	25.417685	17.08%	93,470
2011	22.807782	21.709181	-4.82%	103,430
2010	17.985400	22.807782	26.81%	107,371
2009	14.080163	17.985400	27.74%	149,057
2008	21.254613	14.080163	-33.75%	43,327
2007	22.016280	21.254613	-3.46%	35,240
2006	19.029112	22.016280	15.70%	13,859
2005	17.689369	19.029112	7.57%	8,261
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.359497	-6.41%	19,039

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	26.057747	22.902322	-12.11%	69,863
2013	21.425843	26.057747	21.62%	463
2012	18.323730	21.425843	16.93%	478
2011	20.731950	18.323730	-11.62%	2,060
2010	19.336820	20.731950	7.21%	2,060
2009	14.267019	19.336820	35.54%	2,061
2008	24.195695	14.267019	-41.03%	2,061
2007	21.190748	24.195695	14.18%	2,437
2006	17.642320	21.190748	20.11%	2,438
2005	16.191498	17.642320	8.96%	3,581
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.766986	9.836614	0.71%	69,446
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.921960	10.270057	3.51%	331
2013*	10.000000	9.921960	-0.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.372162	11.417870	-7.71%	845
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.510954	16.960891	-3.14%	22,049
2013	13.421458	17.510954	30.47%	21,964
2012	11.066998	13.421458	21.27%	20,913
2011	11.292708	11.066998	-2.00%	614
2010*	10.000000	11.292708	12.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.354435	14.286411	6.98%	5,323
2013	9.659049	13.354435	38.26%	5,266
2012*	10.000000	9.659049	-3.41%	5,307
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.669740	13.052854	3.02%	478
2013	9.972152	12.669740	27.05%	526
2012*	10.000000	9.972152	-0.28%	640
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.177451	14.034942	6.51%	27,328
2013	9.753767	13.177451	35.10%	30,044
2012*	10.000000	9.753767	-2.46%	33,393

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.089227	16.011376	-6.31%	55,464
2013	13.808838	17.089227	23.76%	51,455
2012	11.716087	13.808838	17.86%	39,545
2011	12.766053	11.716087	-8.22%	65,071
2010	11.877560	12.766053	7.48%	70,557
2009*	10.000000	11.877560	18.78%	21,286
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.835226	11.927981	0.78%	9,072
2013	10.829800	11.835226	9.28%	5,532
2012*	10.000000	10.829800	8.30%	2,638
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.955806	13.821634	6.68%	2,953
2013	10.081646	12.955806	28.51%	3,951
2012*	10.000000	10.081646	0.82%	4,646
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	23.078676	24.705207	7.05%	2,489
2013	19.478130	23.078676	18.49%	2,490
2012	17.371809	19.478130	12.12%	1,960
2011	17.329806	17.371809	0.24%	645
2010	16.206580	17.329806	6.93%	2,051
2009	13.048659	16.206580	24.20%	2,655
2008	15.718179	13.048659	-16.98%	2,655
2007	14.411379	15.718179	9.07%	638
2006	13.196803	14.411379	10.13%	638
2005	12.393718	13.196803	6.48%	638
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	28.960743	31.067531	7.27%	69,743
2013	22.372721	28.960743	29.45%	77,027
2012	18.264500	22.372721	22.49%	82,315
2011	19.844800	18.264500	-7.96%	103,599
2010	18.844427	19.844800	5.31%	100,798
2009	13.049313	18.844427	44.41%	50,733
2008	23.693058	13.049313	-44.92%	17,494
2007	17.534277	23.693058	35.12%	1,677
2006	16.247597	17.534277	7.92%	431
2005	14.595144	16.247597	11.32%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.355281	14.443028	8.14%	9,580
2013	9.973930	13.355281	33.90%	9,492
2012*	10.000000	9.973930	-0.26%	7,416

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	35.594221	30.942646	-13.07%	11,136
2013	31.492476	35.594221	13.02%	14,867
2012	28.135110	31.492476	11.93%	15,298
2011	42.043830	28.135110	-33.08%	0
2010	34.004144	42.043830	23.64%	0
2009	19.200263	34.004144	77.10%	243
2008	40.640231	19.200263	-52.76%	243
2007	32.100444	40.640231	26.60%	243
2006	22.134977	32.100444	45.37%	243
2005	16.962545	22.134977	30.49%	243
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.856144	9.295714	-5.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.304313	13.086728	-8.51%	488
2013	10.241840	14.304313	39.67%	488
2012*	10.000000	10.241840	2.42%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	26.751871	29.156893	8.99%	254,006
2013	19.948504	26.751871	34.10%	263,197
2012	17.406339	19.948504	14.60%	266,422
2011	17.682009	17.406339	-1.56%	320,641
2010	16.075487	17.682009	9.99%	320,499
2009	13.274081	16.075487	21.10%	322,462
2008	19.955980	13.274081	-33.48%	73,257
2007	18.754956	19.955980	6.40%	53,342
2006	15.736161	18.754956	19.18%	45,796
2005	14.944258	15.736161	5.30%	45,464
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.133806	15.136871	0.02%	31,568
2013	11.989006	15.133806	26.23%	33,897
2012	10.456746	11.989006	14.65%	21,608
2011	10.764126	10.456746	-2.86%	20,933
2010*	10.000000	10.764126	7.64%	13,911
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.094364	14.380271	9.82%	9,649
2013	10.231049	13.094364	27.99%	15,418
2012	9.092169	10.231049	12.53%	15,076
2011*	10.000000	9.092169	-9.08%	442

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.424023	22.814725	11.71%	169,107
2013	15.683748	20.424023	30.22%	189,855
2012	13.856862	15.683748	13.18%	200,932
2011	13.942834	13.856862	-0.62%	249,825
2010	12.459245	13.942834	11.91%	270,560
2009*	10.000000	12.459245	24.59%	36,398
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.389503	14.941432	3.84%	12,115,094
2013	11.801550	14.389503	21.93%	12,467,253
2012	10.312373	11.801550	14.44%	12,684,626
2011	10.330858	10.312373	-0.18%	13,208,661
2010	9.325078	10.330858	10.79%	13,551,727
2009	7.639940	9.325078	22.06%	8,256,673
2008	11.000442	7.639940	-30.55%	1,762,797
2007	10.479861	11.000442	4.97%	909,766
2006*	10.000000	10.479861	4.80%	384,029
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.548990	11.990578	3.82%	3,229,448
2013	11.985942	11.548990	-3.65%	3,199,537
2012	11.546118	11.985942	3.81%	2,844,451
2011	11.042165	11.546118	4.56%	2,769,286
2010	10.533955	11.042165	4.82%	2,882,558
2009	9.497230	10.533955	10.92%	2,063,556
2008	10.654712	9.497230	-10.86%	582,258
2007	10.461879	10.654712	1.84%	188,334
2006*	10.000000	10.461879	4.62%	9,104
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.691090	15.803355	0.72%	193,655
2013	12.333180	15.691090	27.23%	194,322
2012	10.214607	12.333180	20.74%	205,705
2011	11.388162	10.214607	-10.31%	225,120
2010	10.345640	11.388162	10.08%	215,518
2009	7.387323	10.345640	40.05%	172,520
2008	12.172813	7.387323	-39.31%	86,319
2007	10.762882	12.172813	13.10%	48,466
2006*	10.000000	10.762882	7.63%	803
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.139854	15.112403	6.88%	404,775
2013	11.030803	14.139854	28.19%	422,365
2012	9.500514	11.030803	16.11%	445,856
2011	10.078460	9.500514	-5.73%	515,220
2010	8.621883	10.078460	16.89%	526,682
2009	6.281631	8.621883	37.26%	440,899
2008	11.385541	6.281631	-44.83%	288,557
2007	10.288678	11.385541	10.66%	130,402
2006*	10.000000	10.288678	2.89%	22,682

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.560847	13.693207	9.01%	2,884,361
2013	9.551526	12.560847	31.51%	3,084,456
2012	8.250277	9.551526	15.77%	3,439,791
2011	8.532609	8.250277	-3.31%	3,665,022
2010	7.774220	8.532609	9.76%	3,863,868
2009	6.014749	7.774220	29.25%	2,712,874
2008	9.819431	6.014749	-38.75%	739,351
2007*	10.000000	9.819431	-1.81%	184,046
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.880250	21.177241	1.42%	16,904
2013	19.717983	20.880250	5.89%	1,185
2012	17.404316	19.717983	13.29%	2,099
2011	16.950339	17.404316	2.68%	2,099
2010	15.146375	16.950339	11.91%	2,099
2009	10.489676	15.146375	44.39%	2,688
2008	14.728954	10.489676	-28.78%	2,688
2007	14.441001	14.728954	1.99%	3,224
2006	13.201393	14.441001	9.39%	3,224
2005	13.037478	13.201393	1.26%	3,999
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	24.301613	26.179675	7.73%	126,326
2013	18.160982	24.301613	33.81%	129,411
2012	15.539726	18.160982	16.87%	137,687
2011	16.123246	15.539726	-3.62%	157,820
2010	14.121341	16.123246	14.18%	161,198
2009	11.131655	14.121341	26.86%	119,592
2008	17.928436	11.131655	-37.91%	82,586
2007	18.614172	17.928436	-3.68%	179,322
2006	16.286496	18.614172	14.29%	47,395
2005	15.841193	16.286496	2.81%	10,308
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.658432	13.340372	5.39%	53,199
2013	8.917257	12.658432	41.95%	60,158
2012	7.717412	8.917257	15.55%	75,620
2011	8.832585	7.717412	-12.63%	88,521
2010	7.739930	8.832585	14.12%	75,102
2009	5.116272	7.739930	51.28%	39,045
2008*	10.000000	5.116272	-48.84%	1,958
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	14.046764	15.352276	9.29%	251,298
2013	10.250970	14.046764	37.03%	240,315
2012	9.305930	10.250970	10.16%	257,933
2011	9.726873	9.305930	-4.33%	272,573
2010	7.959593	9.726873	22.20%	291,016
2009	6.130958	7.959593	29.83%	506,652
2008*	10.000000	6.130958	-38.69%	586,368

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.595318	13.016941	3.35%	13,266
2013	9.836152	12.595318	28.05%	13,273
2012	8.562658	9.836152	14.87%	13,282
2011	9.247549	8.562658	-7.41%	18,389
2010	8.133865	9.247549	13.69%	40,950
2009	6.365782	8.133865	27.77%	29,049
2008*	10.000000	6.365782	-36.34%	23,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.470220	12.863060	3.15%	7,690,604
2013	10.997048	12.470220	13.40%	8,046,631
2012	10.012205	10.997048	9.84%	8,107,688
2011	10.261354	10.012205	-2.43%	8,528,679
2010	9.397542	10.261354	9.19%	8,859,630
2009	7.930212	9.397542	18.50%	4,729,026
2008*	10.000000	7.930212	-20.70%	274,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.659918	13.108816	3.55%	8,071,066
2013	10.557671	12.659918	19.91%	8,188,153
2012	9.393792	10.557671	12.39%	8,209,753
2011	9.837220	9.393792	-4.51%	8,608,210
2010	8.850147	9.837220	11.15%	8,441,009
2009	7.207070	8.850147	22.80%	4,672,637
2008*	10.000000	7.207070	-27.93%	268,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.865739	12.126755	2.20%	2,444,755
2013	11.433714	11.865739	3.78%	2,603,210
2012	10.754709	11.433714	6.31%	2,973,968
2011	10.722785	10.754709	0.30%	2,951,806
2010	10.151663	10.722785	5.63%	2,756,417
2009	9.082054	10.151663	11.78%	1,488,332
2008*	10.000000	9.082054	-9.18%	50,408
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.840506	10.963582	1.14%	36,259
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.979220	10.968496	-0.10%	14,897
2013*	10.000000	10.979220	9.79%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.569469	12.999321	3.42%	10,537,905
2013	10.788427	12.569469	16.51%	11,017,702
2012	9.707840	10.788427	11.13%	11,312,195
2011	10.050033	9.707840	-3.40%	11,840,130
2010	9.124286	10.050033	10.15%	12,178,021
2009	7.565372	9.124286	20.61%	6,816,514
2008*	10.000000	7.565372	-24.35%	510,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.607773	13.037904	3.41%	830,669
2013	10.257738	12.607773	22.91%	848,976
2012	9.051808	10.257738	13.32%	865,409
2011	9.600776	9.051808	-5.72%	916,834
2010	8.567131	9.600776	12.07%	926,148
2009	6.843520	8.567131	25.19%	544,144
2008*	10.000000	6.843520	-31.56%	373,869
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.317687	12.679500	2.94%	2,603,684
2013	11.196381	12.317687	10.01%	2,809,307
2012	10.287903	11.196381	8.83%	2,985,607
2011	10.430294	10.287903	-1.37%	3,101,444
2010	9.672495	10.430294	7.83%	3,185,650
2009	8.310716	9.672495	16.39%	1,772,808
2008*	10.000000	8.310716	-16.89%	148,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.077671	12.503698	3.53%	291,457
2013	12.477591	12.077671	-3.21%	279,389
2012	11.738341	12.477591	6.30%	256,948
2011	11.171635	11.738341	5.07%	249,403
2010	10.578837	11.171635	5.60%	271,958
2009	9.850251	10.578837	7.40%	318,890
2008*	10.000000	9.850251	-1.50%	3,799
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.062618	13.549573	3.73%	74,089
2013	13.484158	13.062618	-3.13%	77,762
2012	12.728494	13.484158	5.94%	75,503
2011	12.135789	12.728494	4.88%	76,471
2010	11.349822	12.135789	6.92%	88,287
2009	9.856077	11.349822	15.16%	33,537
2008*	10.000000	9.856077	-1.44%	4,135

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	34.222684	31.906760	-6.77%	7,163
2013	34.455502	34.222684	-0.68%	0
2012	29.779843	34.455502	15.70%	0
2011	38.901008	29.779843	-23.45%	572
2010	33.933740	38.901008	14.64%	670
2009	21.038326	33.933740	61.29%	670
2008	50.564672	21.038326	-58.39%	693
2007	35.215525	50.564672	43.59%	693
2006	26.120428	35.215525	34.82%	693
2005	19.957658	26.120428	30.88%	891
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	13.126829	13.575603	3.42%	340,584
2013	13.833873	13.126829	-5.11%	334,001
2012	13.573201	13.833873	1.92%	321,596
2011	12.795445	13.573201	6.08%	289,745
2010	12.347328	12.795445	3.63%	335,412
2009	12.157809	12.347328	1.56%	470,921
2008	11.412073	12.157809	6.53%	517,391
2007	10.768811	11.412073	5.97%	366,502
2006	10.536208	10.768811	2.21%	66,320
2005	10.316390	10.536208	2.13%	11,953
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.226189	9.059033	-1.81%	82,224
2013	7.935154	9.226189	16.27%	83,500
2012	6.963352	7.935154	13.96%	84,983
2011	7.822932	6.963352	-10.99%	101,614
2010	6.999728	7.822932	11.76%	64,986
2009	5.467370	6.999728	28.03%	38,910
2008*	10.000000	5.467370	-45.33%	4,351
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.796117	10.016679	-7.22%	22,950
2013	9.020778	10.796117	19.68%	24,017
2012	7.716089	9.020778	16.91%	26,290
2011	8.952007	7.716089	-13.81%	27,548
2010	8.427987	8.952007	6.22%	24,518
2009	6.626051	8.427987	27.19%	14,305
2008	11.772823	6.626051	-43.72%	4,590
2007	10.882719	11.772823	8.18%	1,324
2006*	10.000000	10.882719	8.83%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	24.544974	25.485178	3.83%	51,132
2013	19.503666	24.544974	25.85%	48,858
2012	17.015138	19.503666	14.63%	30,250
2011	17.908015	17.015138	-4.99%	33,765
2010	15.796289	17.908015	13.37%	44,007
2009	12.556025	15.796289	25.81%	30,505
2008	20.102175	12.556025	-37.54%	17,693
2007	19.183932	20.102175	4.79%	36,343
2006	16.597078	19.183932	15.59%	13,016
2005	15.547974	16.597078	6.75%	11,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.194780	15.716696	3.43%	1,544,809
2013	13.545432	15.194780	12.18%	1,592,262
2012	12.521179	13.545432	8.18%	1,609,535
2011	12.549129	12.521179	-0.22%	1,737,161
2010	11.554648	12.549129	8.61%	1,798,922
2009*	10.000000	11.554648	15.55%	718,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.253971	17.953561	4.05%	2,001,638
2013	14.599701	17.253971	18.18%	1,905,106
2012	13.151411	14.599701	11.01%	1,898,143
2011	13.422987	13.151411	-2.02%	1,940,263
2010	12.114759	13.422987	10.80%	1,973,976
2009*	10.000000	12.114759	21.15%	857,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.388550	14.783880	2.75%	1,050,960
2013	13.878040	14.388550	3.68%	1,173,815
2012	13.342218	13.878040	4.02%	1,365,454
2011	13.106178	13.342218	1.80%	1,357,691
2010	12.514492	13.106178	4.73%	1,317,898
2009	11.599891	12.514492	7.88%	811,533
2008	12.480594	11.599891	-7.06%	221,518
2007	11.975721	12.480594	4.22%	69,661
2006	11.405523	11.975721	5.00%	4,021
2005	11.162893	11.405523	2.17%	713
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	19.558733	20.345799	4.02%	3,829,465
2013	16.956780	19.558733	15.34%	4,006,844
2012	15.472895	16.956780	9.59%	4,230,446
2011	15.650961	15.472895	-1.14%	4,437,002
2010	14.267833	15.650961	9.69%	4,664,068
2009	12.109339	14.267833	17.83%	3,322,817
2008	15.941961	12.109339	-24.04%	905,820
2007	15.256798	15.941961	4.49%	518,241
2006	13.853264	15.256798	10.13%	265,465
2005	13.296334	13.853264	4.19%	114,589
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	22.480038	23.334833	3.80%	870,606
2013	18.573691	22.480038	21.03%	939,256
2012	16.509073	18.573691	12.51%	927,774
2011	17.055012	16.509073	-3.20%	989,935
2010	15.283141	17.055012	11.59%	1,027,129
2009	12.422876	15.283141	23.02%	1,019,950
2008	18.308411	12.422876	-32.15%	648,008
2007	17.440498	18.308411	4.98%	403,607
2006	15.395352	17.440498	13.28%	232,920
2005	14.537959	15.395352	5.90%	40,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	17.032378	17.643383	3.59%	1,124,088
2013	15.586053	17.032378	9.28%	1,235,066
2012	14.587026	15.586053	6.85%	1,304,842
2011	14.450881	14.587026	0.94%	1,336,853
2010	13.464824	14.450881	7.32%	1,415,919
2009	11.884099	13.464824	13.30%	1,041,851
2008	14.144179	11.884099	-15.98%	302,707
2007	13.510710	14.144179	4.69%	84,846
2006	12.599352	13.510710	7.23%	26,299
2005	12.192168	12.599352	3.34%	3,383
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.144539	22.702494	7.37%	100,667
2013	15.687374	21.144539	34.79%	115,769
2012	13.394711	15.687374	17.12%	128,119
2011	13.889943	13.394711	-3.57%	175,829
2010	12.942109	13.889943	7.32%	209,294
2009*	10.000000	12.942109	29.42%	8,346
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.150561	1.51%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	32.972038	35.681284	8.22%	17,789
2013	25.057608	32.972038	31.58%	23,000
2012	21.568305	25.057608	16.18%	25,775
2011	22.377032	21.568305	-3.61%	22,639
2010	17.928240	22.377032	24.81%	22,137
2009	13.255499	17.928240	35.25%	20,966
2008	21.095101	13.255499	-37.16%	14,273
2007	19.831814	21.095101	6.37%	9,907
2006	18.247257	19.831814	8.68%	6,979
2005	16.458347	18.247257	10.87%	4,083
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.315280	10.201817	-1.10%	830,405
2013	10.430010	10.315280	-1.10%	610,432
2012	10.546329	10.430010	-1.10%	559,719
2011	10.663301	10.546329	-1.10%	527,659
2010	10.781886	10.663301	-1.10%	621,100
2009	10.897233	10.781886	-1.06%	606,454
2008	10.796706	10.897233	0.93%	363,177
2007	10.418140	10.796706	3.63%	201,943
2006	10.077171	10.418140	3.38%	46,584
2005	9.924162	10.077171	1.54%	24,026
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.616451	16.044488	2.74%	179,108
2013	15.969701	15.616451	-2.21%	171,175
2012	14.385546	15.969701	11.01%	152,687
2011	13.780632	14.385546	4.39%	146,749
2010	12.599863	13.780632	9.37%	155,094
2009	10.242806	12.599863	23.01%	104,620
2008	12.521962	10.242806	-18.20%	36,700
2007	12.102286	12.521962	3.47%	15,726
2006	11.671822	12.102286	3.69%	13,238
2005	11.549482	11.671822	1.06%	1,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.262999	10.988510	-2.44%	303,315
2013	9.405778	11.262999	19.75%	270,598
2012	8.232874	9.405778	14.25%	278,168
2011	9.210640	8.232874	-10.62%	284,943
2010	8.183302	9.210640	12.55%	290,364
2009	6.079248	8.183302	34.61%	464,435
2008*	10.000000	6.079248	-39.21%	464,336

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	18.110369	16.177859	-10.67%	114,719
2013	15.127464	18.110369	19.72%	0
2012	13.068225	15.127464	15.76%	0
2011	15.807971	13.068225	-17.33%	0
2010	15.093958	15.807971	4.73%	0
2009	11.784398	15.093958	28.08%	0
2008	22.263611	11.784398	-47.07%	0
2007	21.918912	22.263611	1.57%	0
2006	18.105903	21.918912	21.06%	0
2005	16.376550	18.105903	10.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.466292	14.669732	8.94%	132,272
2013	10.129940	13.466292	32.94%	130,971
2012	8.819406	10.129940	14.86%	136,061
2011	9.215178	8.819406	-4.29%	154,092
2010	8.077111	9.215178	14.09%	157,826
2009	6.313731	8.077111	27.93%	278,255
2008*	10.000000	6.313731	-36.86%	2,929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.772017	13.925404	9.03%	69,331
2013	9.564017	12.772017	33.54%	78,656
2012	8.223917	9.564017	16.30%	89,686
2011	8.854670	8.223917	-7.12%	100,902
2010	7.940970	8.854670	11.51%	98,944
2009	6.301835	7.940970	26.01%	63,713
2008*	10.000000	6.301835	-36.98%	7,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.328285	14.697796	2.58%	204,734
2013	10.452380	14.328285	37.08%	189,252
2012	9.218852	10.452380	13.38%	207,999
2011	9.755389	9.218852	-5.50%	242,419
2010	7.799454	9.755389	25.08%	254,746
2009	6.223953	7.799454	25.31%	323,940
2008*	10.000000	6.223953	-37.76%	186,137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	164,873
2013	11.383937	15.275597	34.19%	160,748
2012	9.893653	11.383937	15.06%	179,085
2011	10.241195	9.893653	-3.39%	219,776
2010	8.655721	10.241195	18.32%	229,324
2009	6.708071	8.655721	29.03%	292,043
2008*	10.000000	6.708071	-32.92%	348,314

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	23.335168	23.664265	1.41%	12,262
2013	16.390818	23.335168	42.37%	10,510
2012	14.654812	16.390818	11.85%	9,861
2011	14.946179	14.654812	-1.95%	11,327
2010	12.079751	14.946179	23.73%	10,176
2009	9.603308	12.079751	25.79%	8,266
2008	18.162402	9.603308	-47.13%	6,068
2007	16.772102	18.162402	8.29%	4,132
2006	16.466543	16.772102	1.86%	5,183
2005	15.453764	16.466543	6.55%	6,107
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	33.708282	35.592848	5.59%	7,074
2013	24.340900	33.708282	38.48%	6,432
2012	20.458237	24.340900	18.98%	6,878
2011	21.878380	20.458237	-6.49%	8,106
2010	17.490921	21.878380	25.08%	8,042
2009	14.051653	17.490921	24.48%	8,547
2008	20.987005	14.051653	-33.05%	4,610
2007	22.875380	20.987005	-8.26%	4,009
2006	19.752129	22.875380	15.81%	2,164
2005	19.430784	19.752129	1.65%	2,322
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	31.544247	31.370712	-0.55%	20,166
2013	22.692820	31.544247	39.01%	22,340
2012	19.913606	22.692820	13.96%	26,318
2011	21.375048	19.913606	-6.84%	34,944
2010	17.292951	21.375048	23.61%	34,070
2009	13.007015	17.292951	32.95%	30,188
2008	21.334732	13.007015	-39.03%	52,977
2007	21.172191	21.334732	0.77%	36,456
2006	19.155829	21.172191	10.53%	16,698
2005	17.292150	19.155829	10.78%	8,254
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	21.011147	23.235475	10.59%	153,932
2013	16.243424	21.011147	29.35%	144,715
2012	14.426790	16.243424	12.59%	151,129
2011	14.531949	14.426790	-0.72%	164,214
2010	12.977438	14.531949	11.98%	174,142
2009	10.450884	12.977438	24.18%	303,444
2008	18.098184	10.450884	-42.25%	371,417
2007	16.961723	18.098184	6.70%	244,888
2006	15.123212	16.961723	12.16%	47,799
2005	14.285289	15.123212	5.87%	2,090

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.294702	14.365934	27.19%	27,840
2013	11.120054	11.294702	1.57%	38,823
2012	9.728208	11.120054	14.31%	36,116
2011	9.267311	9.728208	4.97%	55,881
2010	7.217882	9.267311	28.39%	44,212
2009	5.591849	7.217882	29.08%	43,199
2008*	10.000000	5.591849	-44.08%	991
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.714667	13.100903	11.83%	3,330
2013*	10.000000	11.714667	17.15%	218
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.755282	10.689508	-0.61%	217,730
2013	10.863450	10.755282	-1.00%	216,509
2012	10.610693	10.863450	2.38%	217,193
2011	10.590916	10.610693	0.19%	203,892
2010	10.455700	10.590916	1.29%	227,819
2009	9.870265	10.455700	5.93%	195,686
2008*	10.000000	9.870265	-1.30%	20,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.586668	13.014799	3.40%	0
2013*	10.000000	12.586668	25.87%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.553514	15.037665	-9.16%	359,924
2013	13.937028	16.553514	18.77%	328,621
2012	11.786443	13.937028	18.25%	350,828
2011	13.608361	11.786443	-13.39%	365,788
2010	12.938556	13.608361	5.18%	336,076
2009*	10.000000	12.938556	29.39%	394,858
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	11.002477	10.947819	-0.50%	273,831
2013	11.056663	11.002477	-0.49%	271,615
2012	10.687758	11.056663	3.45%	256,237
2011	10.775185	10.687758	-0.81%	233,720
2010	10.348131	10.775185	4.13%	261,729
2009	9.232776	10.348131	12.08%	339,116
2008	10.783585	9.232776	-14.38%	507,930
2007	10.407571	10.783585	3.61%	386,728
2006	10.098682	10.407571	3.06%	92,068
2005	10.065425	10.098682	0.33%	31,790

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	20.701894	21.184772	2.33%	4,669
2013	14.353282	20.701894	44.23%	4,484
2012	13.336822	14.353282	7.62%	1,620
2011	13.629395	13.336822	-2.15%	1,947
2010	11.521433	13.629395	18.30%	2,100
2009	9.490172	11.521433	21.40%	2,117
2008	15.854024	9.490172	-40.14%	2,059
2007	15.949196	15.854024	-0.60%	6,273
2006	15.321410	15.949196	4.10%	5,880
2005	15.055133	15.321410	1.77%	4,282
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	23.572645	25.733703	9.17%	14,996
2013	17.321353	23.572645	36.09%	16,918
2012	15.781695	17.321353	9.76%	17,360
2011	16.464022	15.781695	-4.14%	32,304
2010	13.550142	16.464022	21.50%	36,446
2009	10.424720	13.550142	29.98%	37,993
2008	17.406427	10.424720	-40.11%	39,981
2007	16.355839	17.406427	6.42%	333,025
2006	14.544288	16.355839	12.46%	89,314
2005	13.761919	14.544288	5.69%	32,051
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	31.037128	31.326830	0.93%	12,889
2013	24.712174	31.037128	25.59%	191
2012	20.659368	24.712174	19.62%	1,227
2011	22.835918	20.659368	-9.53%	1,227
2010	19.956041	22.835918	14.43%	2,302
2009	14.479616	19.956041	37.82%	2,351
2008	24.536812	14.479616	-40.99%	2,351
2007	23.388893	24.536812	4.91%	2,351
2006	20.149605	23.388893	16.08%	2,351
2005	17.861702	20.149605	12.81%	2,461
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	10.006909	10.143405	1.36%	2,283
2013	10.155480	10.006909	-1.46%	2,658
2012*	10.000000	10.155480	1.55%	2,880
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.046251	-9.54%	368

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	22.593385	24.668838	9.19%	196,379
2013	17.380441	22.593385	29.99%	193,761
2012	15.071024	17.380441	15.32%	199,332
2011	15.286382	15.071024	-1.41%	223,386
2010	13.344466	15.286382	14.55%	228,742
2009	10.541795	13.344466	26.59%	329,927
2008	17.367569	10.541795	-39.30%	336,948
2007	16.861761	17.367569	3.00%	244,348
2006	14.856255	16.861761	13.50%	61,433
2005	14.205526	14.856255	4.58%	12,271
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	33.861635	37.392175	10.43%	27,179
2013	24.347433	33.861635	39.08%	27,072
2012	20.921934	24.347433	16.37%	30,997
2011	21.670556	20.921934	-3.45%	41,142
2010	17.806039	21.670556	21.70%	38,826
2009	13.152903	17.806039	35.38%	30,857
2008	21.451962	13.152903	-38.69%	106,023
2007	21.998076	21.451962	-2.48%	63,206
2006	19.398617	21.998076	13.40%	17,254
2005	17.877033	19.398617	8.51%	8,239
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.533324	10.464843	-0.65%	10,413
2013	10.638843	10.533324	-0.99%	12,683
2012*	10.000000	10.638843	6.39%	13,555
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.167719	9.194221	0.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.141970	12.044545	-0.80%	19,953
2013	13.139916	12.141970	-7.59%	29,156
2012	12.625815	13.139916	4.07%	54,524
2011	11.774859	12.625815	7.23%	54,943
2010	10.885591	11.774859	8.17%	38,453
2009*	10.000000	10.885591	8.86%	14,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.759392	11.717057	-0.36%	486,769
2013	11.917865	11.759392	-1.33%	486,764
2012	11.395491	11.917865	4.58%	427,008
2011	11.406927	11.395491	-0.10%	405,872
2010	10.965168	11.406927	4.03%	401,693
2009*	10.000000	10.965168	9.65%	253,219

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.508603	10.826136	3.02%	53,620
2013	10.848202	10.508603	-3.13%	74,455
2012	10.017458	10.848202	8.29%	56,908
2011*	10.000000	10.017458	0.17%	15,015
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.727758	21.604820	9.51%	53
2013	14.701866	19.727758	34.19%	3,297
2012	12.477845	14.701866	17.82%	3,355
2011	13.230412	12.477845	-5.69%	3,407
2010	11.695873	13.230412	13.12%	3,263
2009	9.110058	11.695873	28.38%	3,382
2008	15.026202	9.110058	-39.37%	3,521
2007	16.170786	15.026202	-7.08%	3,599
2006	14.105782	16.170786	14.64%	3,599
2005	13.553612	14.105782	4.07%	3,716
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	20.458665	18.862245	-7.80%	0
2013	16.152118	20.458665	26.66%	0
2012	13.396230	16.152118	20.57%	0
2011	16.306323	13.396230	-17.85%	0
2010	14.985184	16.306323	8.82%	0
2009	12.157113	14.985184	23.26%	0
2008	21.931863	12.157113	-44.57%	0
2007	20.464841	21.931863	7.17%	0
2006	16.200999	20.464841	26.32%	0
2005	14.599835	16.200999	10.97%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	21.876551	23.739162	8.51%	0
2013	15.390304	21.876551	42.15%	1,226
2012	13.623502	15.390304	12.97%	1,226
2011	16.767551	13.623502	-18.75%	1,226
2010	14.034919	16.767551	19.47%	1,226
2009	8.658515	14.034919	62.09%	0
2008	13.903807	8.658515	-37.73%	0
2007	13.323774	13.903807	4.35%	0
2006	12.777055	13.323774	4.28%	0
2005	12.222941	12.777055	4.53%	1,136
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.230843	28.851376	29.78%	22,089
2013	14.934298	22.230843	48.86%	24,846
2012	11.527357	14.934298	29.56%	33,550
2011	10.558722	11.527357	9.17%	6,423
2010*	10.000000	10.558722	5.59%	618

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.815308	13.633200	6.38%	33,886
2013	13.033456	12.815308	-1.67%	31,132
2012	12.069237	13.033456	7.99%	26,479
2011	11.577526	12.069237	4.25%	23,478
2010	10.954949	11.577526	5.68%	26,113
2009	10.126842	10.954949	8.18%	26,649
2008	11.435078	10.126842	-11.44%	296,692
2007	10.989490	11.435078	4.05%	280,216
2006	10.729318	10.989490	2.42%	47,086
2005	10.437713	10.729318	2.79%	6,577
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	22.974384	23.378408	1.76%	586
2013	25.459203	22.974384	-9.76%	586
2012	21.839078	25.459203	16.58%	586
2011	20.659117	21.839078	5.71%	1,718
2010	19.034590	20.659117	8.53%	1,838
2009	14.791956	19.034590	28.68%	1,758
2008	17.591749	14.791956	-15.92%	1,785
2007	16.719355	17.591749	5.22%	1,845
2006	15.256568	16.719355	9.59%	1,845
2005	13.756350	15.256568	10.91%	1,846
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.657673	8.526767	-19.99%	34,579
2013	9.749237	10.657673	9.32%	34,579
2012*	10.000000	9.749237	-2.51%	36,895
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.529677	8.399050	-20.23%	4,232
2013	9.652965	10.529677	9.08%	4,232
2012*	10.000000	9.652965	-3.47%	1,219
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.428594	19.957443	2.72%	0
2013	14.043776	19.428594	38.34%	0
2012	11.795232	14.043776	19.06%	0
2011	12.625755	11.795232	-6.58%	0
2010*	10.000000	12.625755	26.26%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	17.342844	16.830018	-2.96%	76,803
2014	17.342844	16.830018	-2.96%	0
2013	11.672517	17.342844	48.58%	76,583
2012	10.941426	11.672517	6.68%	75,876
2011	11.595904	10.941426	-5.64%	0
2010	9.248681	11.595904	25.38%	58,940
2009	6.126378	9.248681	50.96%	25,973
2008	10.575221	6.126378	-42.07%	0
2007*	10.000000	10.575221	5.75%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	11.165499	11.534862	3.31%	631
2013	9.838259	11.165499	13.49%	684
2012	8.726602	9.838259	12.74%	753
2011	9.514618	8.726602	-8.28%	951
2010	8.204891	9.514618	15.96%	1,026
2009	5.179306	8.204891	58.42%	1,175
2008	9.444451	5.179306	-45.16%	1,261
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.304352	13.893156	4.43%	0
2013	13.787736	13.304352	-3.51%	0
2012	13.140253	13.787736	4.93%	0
2011	12.266354	13.140253	7.12%	0
2010	11.587110	12.266354	5.86%	0
2009	10.461233	11.587110	10.76%	0
2008	10.330612	10.461233	1.26%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.237121	11.569328	2.96%	0
2013	10.161069	11.237121	10.59%	0
2012*	10.000000	10.161069	1.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	23.368928	25.233512	7.98%	280
2013	17.573545	23.368928	32.98%	2,695
2012	15.171279	17.573545	15.83%	2,744
2011	14.476394	15.171279	4.80%	3,621
2010	12.989607	14.476394	11.45%	4,720
2009	10.924360	12.989607	18.90%	4,495
2008	18.644516	10.924360	-41.41%	4,855
2007	17.997486	18.644516	3.60%	4,971
2006	15.570906	17.997486	15.58%	5,357
2005	15.067009	15.570906	3.34%	5,561
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	33.428551	35.982069	7.64%	179
2013	24.582676	33.428551	35.98%	179
2012	21.002882	24.582676	17.04%	4,043
2011	23.263240	21.002882	-9.72%	5,000
2010	18.599965	23.263240	25.07%	1,790
2009	13.196532	18.599965	40.95%	1,610
2008	20.788356	13.196532	-36.52%	626
2007	20.725646	20.788356	0.30%	626
2006	18.368095	20.725646	12.84%	626
2005	17.434437	18.368095	5.36%	626
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.841507	14.126666	2.06%	5,004
2013	15.307623	13.841507	-9.58%	11,024
2012	14.428345	15.307623	6.09%	10,708
2011	13.068240	14.428345	10.41%	13,631
2010	12.582805	13.068240	3.86%	5,495
2009	11.555283	12.582805	8.89%	3,207
2008	11.884433	11.555283	-2.77%	2,739
2007	10.986494	11.884433	8.17%	3,626
2006	10.945819	10.986494	0.37%	15,764
2005	10.907940	10.945819	0.35%	3,617
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	22.841749	25.350580	10.98%	0
2013	17.064182	22.841749	33.86%	0
2012	15.090266	17.064182	13.08%	0
2011	14.848964	15.090266	1.63%	0
2010	13.199662	14.848964	12.50%	0
2009	11.343766	13.199662	16.36%	0
2008	17.590841	11.343766	-35.51%	417
2007	17.883176	17.590841	-1.63%	488
2006	15.494591	17.883176	15.42%	1,849
2005	15.004455	15.494591	3.27%	2,287

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.850836	23.945882	14.84%	2,058
2013	16.246335	20.850836	28.34%	2,091
2012	14.148229	16.246335	14.83%	2,133
2011	14.441449	14.148229	-2.03%	2,176
2010	12.285401	14.441449	17.55%	2,170
2009	9.579660	12.285401	28.24%	1,712
2008	12.844100	9.579660	-25.42%	1,712
2007	13.324130	12.844100	-3.60%	468
2006	11.216822	13.324130	18.79%	50
2005*	10.000000	11.216822	12.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.317744	15.426362	0.71%	8,691
2013	13.550365	15.317744	13.04%	3,308
2012	12.472250	13.550365	8.64%	3,768
2011	13.100288	12.472250	-4.79%	10,043
2010	12.080182	13.100288	8.44%	4,902
2009*	10.000000	12.080182	20.80%	961
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.242868	12.775566	4.35%	0
2013*	10.000000	12.242868	22.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.896909	8.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	34.200701	35.520868	3.86%	3,302
2013	24.600076	34.200701	39.03%	2,435
2012	21.513032	24.600076	14.35%	3,075
2011	21.651924	21.513032	-0.64%	4,071
2010	17.416532	21.651924	24.32%	4,221
2009	14.099468	17.416532	23.53%	3,835
2008	20.656760	14.099468	-31.74%	3,280
2007	21.046862	20.656760	-1.85%	3,285
2006	18.618656	21.046862	13.04%	3,871
2005	17.573046	18.618656	5.95%	3,614
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	23.031172	25.736627	11.75%	32,758
2013	17.699214	23.031172	30.13%	33,593
2012	15.513997	17.699214	14.09%	37,614
2011	15.451663	15.513997	0.40%	39,186
2010	13.654331	15.451663	13.16%	13,230
2009	10.964492	13.654331	24.53%	13,306
2008	17.705711	10.964492	-38.07%	17,781
2007	17.069902	17.705711	3.72%	15,619
2006	14.996310	17.069902	13.83%	18,002
2005	14.533569	14.996310	3.18%	24,051

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	21.805135	23.229638	6.53%	0
2013	18.265886	21.805135	19.38%	0
2012	16.786502	18.265886	8.81%	0
2011	15.624495	16.786502	7.44%	0
2010	13.746110	15.624495	13.66%	0
2009	11.382788	13.746110	20.76%	0
2008	16.393743	11.382788	-30.57%	4,503
2007	15.529840	16.393743	5.56%	0
2006	13.525726	15.529840	14.82%	0
2005	13.148143	13.525726	2.87%	1,564
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	20.666357	20.688208	0.11%	0
2013	14.112417	20.666357	46.44%	0
2012	11.879803	14.112417	18.79%	0
2011	13.990709	11.879803	-15.09%	0
2010	10.824716	13.990709	29.25%	0
2009	8.711717	10.824716	24.25%	0
2008	14.169839	8.711717	-38.52%	0
2007	16.166439	14.169839	-12.35%	0
2006	15.805759	16.166439	2.28%	0
2005	15.155134	15.805759	4.29%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.078823	10.014865	-0.63%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	17.301275	16.866203	-2.51%	0
2013	15.081218	17.301275	14.72%	0
2012	13.873731	15.081218	8.70%	0
2011	14.860540	13.873731	-6.64%	142
2010	13.309642	14.860540	11.65%	565
2009	11.893527	13.309642	11.91%	566
2008	17.115973	11.893527	-30.51%	2,606
2007	15.801489	17.115973	8.32%	2,608
2006	13.812923	15.801489	14.40%	2,609
2005	13.747175	13.812923	0.48%	2,610
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.040128	14.358927	2.27%	37,282
2013	14.104790	14.040128	-0.46%	38,345
2012	13.044311	14.104790	8.13%	39,304
2011	12.944665	13.044311	0.77%	40,546
2010	12.099752	12.944665	6.98%	8,075
2009	10.192346	12.099752	18.71%	7,916
2008	11.158967	10.192346	-8.66%	8,697
2007	10.743033	11.158967	3.87%	9,775
2006	10.463035	10.743033	2.68%	9,415
2005	10.486264	10.463035	-0.22%	21,538

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.168189	15.617254	2.96%	6,302
2013	13.562631	15.168189	11.84%	6,429
2012	12.302702	13.562631	10.24%	6,562
2011	12.505247	12.302702	-1.62%	6,704
2010	11.246150	12.505247	11.20%	3,004
2009	9.182964	11.246150	22.47%	1,013
2008	12.420655	9.182964	-26.07%	0
2007	11.595694	12.420655	7.11%	0
2006	10.710099	11.595694	8.27%	0
2005*	10.000000	10.710099	7.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.669204	16.192595	3.34%	17,738
2013	13.715142	15.669204	14.25%	16,901
2012	12.277384	13.715142	11.71%	16,612
2011	12.582414	12.277384	-2.42%	18,605
2010	11.139053	12.582414	12.96%	19,877
2009	8.770528	11.139053	27.01%	13,153
2008	13.210160	8.770528	-33.61%	0
2007	12.159504	13.210160	8.64%	0
2006	11.017218	12.159504	10.37%	0
2005*	10.000000	11.017218	10.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.328276	16.897544	3.49%	510
2013	13.612341	16.328276	19.95%	510
2012	11.962012	13.612341	13.80%	510
2011	12.459520	11.962012	-3.99%	510
2010	10.881632	12.459520	14.50%	510
2009	8.396023	10.881632	29.60%	829
2008	13.744782	8.396023	-38.91%	2,679
2007	12.524857	13.744782	9.74%	231
2006	11.225674	12.524857	11.57%	0
2005*	10.000000	11.225674	12.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.430700	17.608510	-13.81%	2,824
2013	16.656883	20.430700	22.66%	3,096
2012	16.097540	16.656883	3.47%	3,417
2011	17.186280	16.097540	-6.33%	3,662
2010	14.598283	17.186280	17.73%	107
2009	10.012375	14.598283	45.80%	107
2008	22.226546	10.012375	-54.95%	108
2007	15.447351	22.226546	43.89%	109
2006	13.406812	15.447351	15.22%	15
2005*	10.000000	13.406812	34.07%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	22.333702	23.936774	7.18%	6,207
2013	17.683909	22.333702	26.29%	12,596
2012	15.291246	17.683909	15.65%	15,477
2011	15.375892	15.291246	-0.55%	19,426
2010	13.542369	15.375892	13.54%	16,996
2009	10.553157	13.542369	28.33%	19,405
2008	18.678087	10.553157	-43.50%	21,405
2007	18.668629	18.678087	0.05%	21,652
2006	15.754926	18.668629	18.49%	22,022
2005	15.104372	15.754926	4.31%	25,978
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	23.477872	25.750733	9.68%	23,757
2013	17.472680	23.477872	34.37%	24,345
2012	15.458885	17.472680	13.03%	25,820
2011	15.651342	15.458885	-1.23%	26,680
2010	12.789482	15.651342	22.38%	2,204
2009	10.115904	12.789482	26.43%	2,204
2008	19.431914	10.115904	-47.94%	1,330
2007	15.529142	19.431914	25.13%	1,330
2006	14.747947	15.529142	5.30%	1,330
2005	14.148065	14.747947	4.24%	1,957
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.982182	14.590465	4.35%	40,561
2013	14.450811	13.982182	-3.24%	32,129
2012	13.850595	14.450811	4.33%	32,616
2011	13.096971	13.850595	5.75%	29,668
2010	12.325709	13.096971	6.26%	35,586
2009	10.804103	12.325709	14.08%	41,847
2008	11.327435	10.804103	-4.62%	38,037
2007	11.015859	11.327435	2.83%	37,973
2006	10.706419	11.015859	2.89%	12,627
2005	10.634597	10.706419	0.68%	7,933
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	36.587901	38.329243	4.76%	3,950
2013	27.255642	36.587901	34.24%	5,197
2012	24.080681	27.255642	13.18%	6,305
2011	27.339700	24.080681	-11.92%	10,342
2010	21.522281	27.339700	27.03%	9,857
2009	15.587365	21.522281	38.08%	9,903
2008	26.123697	15.587365	-40.33%	10,445
2007	22.926207	26.123697	13.95%	11,987
2006	20.643486	22.926207	11.06%	9,305
2005	17.703910	20.643486	16.60%	9,505

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	25.214225	22.844758	-9.40%	0
2013	19.605946	25.214225	28.60%	0
2012	16.485190	19.605946	18.93%	0
2011	20.185185	16.485190	-18.33%	0
2010	18.107177	20.185185	11.48%	0
2009	14.519919	18.107177	24.71%	0
2008	26.225101	14.519919	-44.63%	0
2007	22.678043	26.225101	15.64%	0
2006	19.489011	22.678043	16.36%	0
2005	16.605978	19.489011	17.36%	407
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	30.690313	32.296925	5.23%	19,184
2013	23.860754	30.690313	28.62%	19,762
2012	19.007014	23.860754	25.54%	20,249
2011	21.148761	19.007014	-10.13%	20,731
2010	16.943013	21.148761	24.82%	0
2009	10.912201	16.943013	55.27%	0
2008	22.673135	10.912201	-51.87%	0
2007	21.765698	22.673135	4.17%	0
2006	18.989456	21.765698	14.62%	0
2005	18.764100	18.989456	1.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.545987	12.748465	1.61%	0
2013	10.259562	12.545987	22.29%	0
2012	9.003906	10.259562	13.95%	0
2011	9.255758	9.003906	-2.72%	0
2010	8.496860	9.255758	8.93%	0
2009	6.602655	8.496860	28.69%	0
2008*	10.000000	6.602655	-33.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.983267	15.486773	3.36%	3,285
2013	13.309689	14.983267	12.57%	582
2012	11.958652	13.309689	11.30%	1,229
2011	11.821730	11.958652	1.16%	12,553
2010	10.619457	11.821730	11.32%	13,113
2009	7.926819	10.619457	33.97%	19,088
2008	11.405666	7.926819	-30.50%	21,836
2007	11.126930	11.405666	2.51%	15,588
2006*	10.000000	11.126930	11.27%	4,245

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	24.337700	26.143144	7.42%	3,443
2013	18.994060	24.337700	28.13%	9,306
2012	17.171303	18.994060	10.62%	14,429
2011	16.395848	17.171303	4.73%	16,608
2010	13.755220	16.395848	19.20%	15,916
2009	11.864461	13.755220	15.94%	18,548
2008	16.472804	11.864461	-27.98%	19,936
2007	17.134516	16.472804	-3.86%	23,306
2006	14.806697	17.134516	15.72%	24,576
2005	14.489579	14.806697	2.19%	26,751
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	33.873181	33.657806	-0.64%	32,667
2013	25.165035	33.873181	34.60%	33,659
2012	21.515194	25.165035	16.96%	36,489
2011	22.626818	21.515194	-4.91%	38,594
2010	17.860736	22.626818	26.68%	13,668
2009	13.996723	17.860736	27.61%	16,258
2008	21.150092	13.996723	-33.82%	9,552
2007	21.930319	21.150092	-3.56%	7,505
2006	18.973937	21.930319	15.58%	3,730
2005	17.655876	18.973937	7.47%	3,740
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.353141	-6.47%	573
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	25.772617	22.628799	-12.20%	3,171
2013	21.212826	25.772617	21.50%	334
2012	18.159965	21.212826	16.81%	494
2011	20.567436	18.159965	-11.71%	1,184
2010	19.202774	20.567436	7.11%	1,601
2009	14.182463	19.202774	35.40%	2,040
2008	24.076684	14.182463	-41.09%	2,190
2007	21.107969	24.076684	14.06%	2,232
2006	17.591141	21.107969	19.99%	2,799
2005	16.160808	17.591141	8.85%	2,842
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.760385	9.820028	0.61%	4,237
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.478269	11.787966	2.70%	0
2013	10.229842	11.478269	12.20%	0
2012*	10.000000	10.229842	2.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.915253	10.252727	3.40%	0
2013*	10.000000	9.915253	-0.85%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.332604	11.369833	-7.81%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.455016	16.889613	-3.24%	0
2013	13.392106	17.455016	30.34%	0
2012	11.053992	13.392106	21.15%	0
2011	11.290829	11.053992	-2.10%	0
2010*	10.000000	11.290829	12.91%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.331810	14.247788	6.87%	76
2013	9.652441	13.331810	38.12%	0
2012*	10.000000	9.652441	-3.48%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.648421	13.017711	2.92%	0
2013	9.965432	12.648421	26.92%	0
2012*	10.000000	9.965432	-0.35%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.155112	13.996975	6.40%	3,476
2013	9.747086	13.155112	34.96%	3,493
2012*	10.000000	9.747086	-2.53%	3,534
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	17.008748	15.919854	-6.40%	99
2013	13.757710	17.008748	23.63%	99
2012	11.684549	13.757710	17.74%	99
2011	12.744555	11.684549	-8.32%	2,869
2010	11.869547	12.744555	7.37%	494
2009*	10.000000	11.869547	18.70%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.815308	11.895870	0.68%	456
2013	10.822503	11.815308	9.17%	456
2012*	10.000000	10.822503	8.23%	456
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.933983	13.784396	6.58%	0
2013	10.074850	12.933983	28.38%	0
2012*	10.000000	10.074850	0.75%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	22.826198	24.410230	6.94%	202
2013	19.284523	22.826198	18.37%	299
2012	17.216586	19.284523	12.01%	307
2011	17.192302	17.216586	0.14%	539
2010	16.094242	17.192302	6.82%	776
2009	12.971311	16.094242	24.08%	971
2008	15.640843	12.971311	-17.07%	1,292
2007	14.355070	15.640843	8.96%	1,950
2006	13.158497	14.355070	9.09%	2,181
2005	12.370213	13.158497	6.37%	2,438
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	28.643843	30.696497	7.17%	770
2013	22.150289	28.643843	29.32%	807
2012	18.101256	22.150289	22.37%	742
2011	19.687305	18.101256	-8.06%	861
2010	18.713779	19.687305	5.20%	833
2009	12.971946	18.713779	44.26%	794
2008	23.576520	12.971946	-44.98%	190
2007	17.465771	23.576520	34.99%	4,019
2006	16.200447	17.465771	7.81%	0
2005	14.567470	16.200447	11.21%	1,124
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.332623	14.403952	8.04%	0
2013	9.967086	13.332623	33.77%	0
2012*	10.000000	9.967086	-0.33%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	35.204799	30.573138	-13.16%	0
2013	31.179449	35.204799	12.91%	0
2012	27.883734	31.179449	11.82%	78
2011	41.710343	27.883734	-33.15%	0
2010	33.768518	41.710343	23.52%	0
2009	19.086503	33.768518	76.92%	0
2008	40.440498	19.086503	-52.80%	0
2007	31.975160	40.440498	26.47%	0
2006	22.070823	31.975160	44.88%	0
2005	16.930425	22.070823	30.36%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.849476	9.280029	-5.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.280243	13.051490	-8.60%	0
2013	10.234937	14.280243	39.52%	0
2012*	10.000000	10.234937	2.35%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	26.459145	28.808691	8.88%	19,583
2013	19.750158	26.459145	33.97%	16,736
2012	17.250759	19.750158	14.49%	18,876
2011	17.541664	17.250759	-1.66%	20,222
2010	15.964033	17.541664	9.88%	21,297
2009	13.195394	15.964033	20.98%	20,499
2008	19.857817	13.195394	-33.55%	4,750
2007	18.681680	19.857817	6.30%	2,993
2006	15.690487	18.681680	19.06%	2,519
2005	14.915932	15.690487	5.19%	2,449
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.077883	15.065684	-0.08%	0
2013	11.956778	15.077883	26.10%	0
2012	10.439213	11.956778	14.54%	0
2011	10.756923	10.439213	-2.95%	0
2010*	10.000000	10.756923	7.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.059103	14.327042	9.71%	0
2013	10.213821	13.059103	27.86%	0
2012	9.086071	10.213821	12.41%	0
2011*	10.000000	9.086071	-9.14%	4,699
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.327840	22.684317	11.59%	2,541
2013	15.625672	20.327840	30.09%	2,319
2012	13.819552	15.625672	13.07%	4,717
2011	13.919336	13.819552	-0.72%	13,348
2010	12.450830	13.919336	11.79%	14,046
2009*	10.000000	12.450830	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.278344	14.811017	3.73%	73,654
2013	11.722228	14.278344	21.81%	76,800
2012	10.253438	11.722228	14.32%	78,224
2011	10.282176	10.253438	-0.28%	72,756
2010	9.290525	10.282176	10.67%	71,371
2009	7.619334	9.290525	21.93%	48,278
2008	10.981885	7.619334	-30.62%	9,826
2007	10.472825	10.981885	4.86%	8,649
2006*	10.000000	10.472825	4.73%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.459768	11.885924	3.72%	46,569
2013	11.905379	11.459768	-3.74%	46,856
2012	11.480144	11.905379	3.70%	42,689
2011	10.990144	11.480144	4.46%	40,812
2010	10.494946	10.990144	4.72%	44,808
2009	9.471637	10.494946	10.80%	38,042
2008	10.636755	9.471637	-10.95%	18,797
2007	10.454871	10.636755	1.74%	18,790
2006*	10.000000	10.454871	4.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.569850	15.665392	0.61%	5,349
2013	12.250255	15.569850	27.10%	5,370
2012	10.156210	12.250255	20.62%	5,677
2011	11.334491	10.156210	-10.40%	9,338
2010	10.307303	11.334491	9.97%	5,302
2009	7.367390	10.307303	39.90%	5,259
2008	12.152287	7.367390	-39.37%	6,064
2007	10.755666	12.152287	12.98%	10,892
2006*	10.000000	10.755666	7.56%	528
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.030568	14.980441	6.77%	8,650
2013	10.956614	14.030568	28.06%	8,165
2012	9.446186	10.956614	15.99%	7,919
2011	10.030959	9.446186	-5.83%	15,234
2010	8.589921	10.030959	16.78%	17,667
2009	6.264678	8.589921	37.12%	13,454
2008	11.366340	6.264678	-44.88%	9,499
2007	10.281776	11.366340	10.55%	7,943
2006*	10.000000	10.281776	2.82%	2,308
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.476372	13.587356	8.90%	39,246
2013	9.496885	12.476372	31.37%	42,162
2012	8.211406	9.496885	15.65%	47,901
2011	8.500979	8.211406	-3.41%	42,333
2010	7.753245	8.500979	9.64%	43,200
2009	6.004590	7.753245	29.12%	36,633
2008	9.812784	6.004590	-38.81%	15,776
2007*	10.000000	9.812784	-1.87%	10,523

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.651818	20.924368	1.32%	3,001
2013	19.522001	20.651818	5.79%	2,565
2012	17.248818	19.522001	13.18%	4,067
2011	16.815855	17.248818	2.57%	4,329
2010	15.041415	16.815855	11.80%	3,428
2009	10.427509	15.041415	44.25%	6,840
2008	14.656493	10.427509	-28.85%	7,547
2007	14.384580	14.656493	1.89%	8,813
2006	13.163079	14.384580	9.28%	8,999
2005	13.012765	13.163079	1.16%	8,999
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	24.035696	25.867035	7.62%	6,576
2013	17.980424	24.035696	33.68%	4,621
2012	15.400834	17.980424	16.75%	7,034
2011	15.995294	15.400834	-3.72%	7,555
2010	14.023444	15.995294	14.06%	5,375
2009	11.065670	14.023444	26.73%	2,878
2008	17.840255	11.065670	-37.97%	5,314
2007	18.541471	17.840255	-3.78%	13,953
2006	16.239258	18.541471	14.18%	3,380
2005	15.811184	16.239258	2.71%	1,015
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.586030	13.250649	5.28%	1,151
2013	8.875221	12.586030	41.81%	1,226
2012	7.688829	8.875221	15.43%	1,205
2011	8.808767	7.688829	-12.71%	1,292
2010	7.726862	8.808767	14.00%	1,182
2009	5.112803	7.726862	51.13%	1,201
2008*	10.000000	5.112803	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.966469	15.249096	9.18%	28,047
2013	10.202673	13.966469	36.89%	21,829
2012	9.271473	10.202673	10.04%	25,836
2011	9.700646	9.271473	-4.42%	24,131
2010	7.946160	9.700646	22.08%	24,276
2009	6.126807	7.946160	29.69%	36,558
2008*	10.000000	6.126807	-38.73%	42,970
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.523331	12.929453	3.24%	0
2013	9.789829	12.523331	27.92%	0
2012	8.530964	9.789829	14.76%	0
2011	9.222635	8.530964	-7.50%	0
2010	8.120150	9.222635	13.58%	4,970
2009	6.361474	8.120150	27.65%	5,114
2008*	10.000000	6.361474	-36.39%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.398930	12.776593	3.05%	72,581
2013	10.945235	12.398930	13.28%	189,564
2012	9.975148	10.945235	9.73%	214,024
2011	10.233697	9.975148	-2.53%	81,198
2010	9.381701	10.233697	9.08%	83,083
2009	7.924860	9.381701	18.38%	45,521
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.587557	13.020707	3.44%	80,210
2013	10.507937	12.587557	19.79%	76,941
2012	9.359029	10.507937	12.28%	79,486
2011	9.810720	9.359029	-4.60%	83,116
2010	8.835230	9.810720	11.04%	73,118
2009	7.202203	8.835230	22.67%	22,627
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.797908	12.045260	2.10%	62,338
2013	11.379856	11.797908	3.67%	85,043
2012	10.714917	11.379856	6.21%	79,467
2011	10.693892	10.714917	0.20%	187,063
2010	10.134560	10.693892	5.52%	187,887
2009	9.075933	10.134560	11.66%	54,389
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.971795	10.949995	-0.20%	0
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.497626	12.911961	3.32%	332,899
2013	10.737610	12.497626	16.39%	235,462
2012	9.671916	10.737610	11.02%	241,152
2011	10.022954	9.671916	-3.50%	197,034
2010	9.108906	10.022954	10.03%	202,407
2009	7.560267	9.108906	20.48%	140,480
2008*	10.000000	7.560267	-24.40%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.535692	12.950251	3.31%	0
2013	10.209409	12.535692	22.79%	0
2012	9.018302	10.209409	13.21%	0
2011	9.574904	9.018302	-5.81%	0
2010	8.552690	9.574904	11.95%	0
2009	6.838895	8.552690	25.06%	0
2008*	10.000000	6.838895	-31.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.247258	12.594251	2.83%	17,510
2013	11.143623	12.247258	9.90%	18,515
2012	10.249814	11.143623	8.72%	19,525
2011	10.402177	10.249814	-1.46%	20,601
2010	9.656186	10.402177	7.73%	22,629
2009	8.305104	9.656186	16.27%	110,751
2008*	10.000000	8.305104	-16.95%	7,362
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	12.008623	12.419645	3.42%	24,821
2013	12.418819	12.008623	-3.30%	22,216
2012	11.694912	12.418819	6.19%	23,380
2011	11.141529	11.694912	4.97%	18,417
2010	10.561020	11.141529	5.50%	19,836
2009	9.843611	10.561020	7.29%	24,355
2008*	10.000000	9.843611	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.987966	13.458526	3.62%	0
2013	13.420672	12.987966	-3.22%	0
2012	12.681415	13.420672	5.83%	0
2011	12.103098	12.681415	4.78%	0
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	33.848293	31.525781	-6.86%	1,714
2013	34.113065	33.848293	-0.78%	1,132
2012	29.513786	34.113065	15.58%	1,132
2011	38.592441	29.513786	-23.52%	1,132
2010	33.698595	38.592441	14.52%	1,132
2009	20.913679	33.698595	61.13%	0
2008	50.316189	20.913679	-58.44%	0
2007	35.078093	50.316189	43.44%	0
2006	26.044730	35.078093	34.68%	0
2005	19.919874	26.044730	30.75%	343

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.983160	13.413450	3.31%	31,976
2013	13.696311	12.983160	-5.21%	28,153
2012	13.451870	13.696311	1.82%	28,170
2011	12.693868	13.451870	5.97%	25,783
2010	12.261714	12.693868	3.52%	30,859
2009	12.085723	12.261714	1.46%	38,284
2008	11.355890	12.085723	6.43%	40,393
2007	10.726699	11.355890	5.87%	35,506
2006	10.505601	10.726699	2.10%	12,868
2005	10.296809	10.505601	2.03%	8,660
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.173436	8.998121	-1.91%	0
2013	7.897771	9.173436	16.15%	0
2012	6.937571	7.897771	13.84%	0
2011	7.801852	6.937571	-11.08%	0
2010	6.987917	7.801852	11.65%	0
2009	5.463669	6.987917	27.90%	0
2008*	10.000000	5.463669	-45.36%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.712643	9.929175	-7.31%	810
2013	8.960091	10.712643	19.56%	778
2012	7.671954	8.960091	16.79%	1,094
2011	8.909825	7.671954	-13.89%	1,075
2010	8.396757	8.909825	6.11%	2,989
2009	6.608175	8.396757	27.07%	2,965
2008	11.752968	6.608175	-43.77%	273
2007	10.875421	11.752968	8.07%	51
2006*	10.000000	10.875421	8.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	24.276392	25.180813	3.73%	18,392
2013	19.309759	24.276392	25.72%	18,515
2012	16.863059	19.309759	14.51%	38,841
2011	17.765893	16.863059	-5.08%	39,661
2010	15.686757	17.765893	13.25%	40,972
2009	12.481591	15.686757	25.68%	17,003
2008	20.003278	12.481591	-37.60%	17,400
2007	19.108979	20.003278	4.68%	20,097
2006	16.548918	19.108979	15.47%	19,278
2005	15.518501	16.548918	6.64%	15,874
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.123207	15.626845	3.33%	28,915
2013	13.495265	15.123207	12.06%	28,937
2012	12.487474	13.495265	8.07%	2,170
2011	12.527985	12.487474	-0.32%	2,192
2010	11.546847	12.527985	8.50%	1,811
2009*	10.000000	11.546847	15.47%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.172696	17.850910	3.95%	9,195
2013	14.545637	17.172696	18.06%	9,294
2012	13.116007	14.545637	10.90%	9,393
2011	13.400366	13.116007	-2.12%	9,499
2010	12.106579	13.400366	10.69%	3,617
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.231114	14.607334	2.64%	88,509
2013	13.740077	14.231114	3.57%	88,630
2012	13.222990	13.740077	3.91%	90,312
2011	13.002179	13.222990	1.70%	63,377
2010	12.427759	13.002179	4.62%	39,106
2009	11.531140	12.427759	7.78%	30,736
2008	12.419184	11.531140	-7.15%	28,997
2007	11.928932	12.419184	4.11%	8,878
2006	11.372421	11.928932	4.89%	22,898
2005	11.141723	11.372421	2.07%	22,901
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	19.344755	20.102878	3.92%	88,990
2013	16.788235	19.344755	15.23%	96,128
2012	15.334639	16.788235	9.48%	106,903
2011	15.526778	15.334639	-1.24%	130,067
2010	14.168943	15.526778	9.58%	135,578
2009	12.037579	14.168943	17.71%	137,400
2008	15.863552	12.037579	-24.12%	132,371
2007	15.197195	15.863552	4.38%	155,117
2006	13.813063	15.197195	10.02%	111,396
2005	13.271126	13.813063	4.08%	103,584
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	22.234044	23.056165	3.70%	158,700
2013	18.389031	22.234044	20.91%	162,033
2012	16.361519	18.389031	12.39%	159,686
2011	16.919649	16.361519	-3.30%	205,474
2010	15.177177	16.919649	11.48%	176,807
2009	12.349234	15.177177	22.90%	189,633
2008	18.218319	12.349234	-32.22%	196,543
2007	17.372340	18.218319	4.87%	264,076
2006	15.350677	17.372340	13.17%	253,388
2005	14.510401	15.350677	5.79%	185,956

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.845997	17.432674	3.48%	28,343
2013	15.431111	16.845997	9.17%	28,527
2012	14.456676	15.431111	6.74%	26,539
2011	14.336203	14.456676	0.84%	27,512
2010	13.371496	14.336203	7.21%	13,455
2009	11.813669	13.371496	13.19%	6,800
2008	14.074594	11.813669	-16.06%	5,108
2007	13.457921	14.074594	4.58%	12,913
2006	12.562793	13.457921	7.13%	13,580
2005	12.169053	12.562793	3.24%	13,580
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	21.044964	22.572737	7.26%	10,240
2013	15.629299	21.044964	34.65%	18,683
2012	13.358654	15.629299	17.00%	28,295
2011	13.866543	13.358654	-3.66%	37,074
2010	12.933378	13.866543	7.22%	34,868
2009*	10.000000	12.933378	29.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.145777	1.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	32.611339	35.255254	8.11%	2,318
2013	24.808543	32.611339	31.45%	5,267
2012	21.375587	24.808543	16.06%	5,747
2011	22.199507	21.375587	-3.71%	5,938
2010	17.803982	22.199507	24.69%	6,309
2009	13.176948	17.803982	35.11%	6,771
2008	20.991380	13.176948	-37.23%	7,147
2007	19.754376	20.991380	6.26%	7,198
2006	18.194346	19.754376	8.57%	8,143
2005	16.427171	18.194346	10.76%	6,930
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.202016	10.079594	-1.20%	52,902
2013	10.325922	10.202016	-1.20%	66,564
2012	10.451680	10.325922	-1.20%	65,089
2011	10.578266	10.451680	-1.20%	74,481
2010	10.706730	10.578266	-1.20%	27,655
2009	10.832224	10.706730	-1.16%	17,211
2008	10.743158	10.832224	0.83%	16,916
2007	10.377018	10.743158	3.53%	7,059
2006	10.047528	10.377018	3.28%	148
2005	9.904956	10.047528	1.44%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.445578	15.852887	2.64%	1,179
2013	15.810957	15.445578	-2.31%	1,209
2012	14.257000	15.810957	10.90%	1,158
2011	13.671274	14.257000	4.28%	4,127
2010	12.512520	13.671274	9.26%	3,953
2009	10.182090	12.512520	22.89%	657
2008	12.460334	10.182090	-18.28%	771
2007	12.054973	12.460334	3.36%	807
2006	11.637929	12.054973	3.58%	0
2005	11.527579	11.637929	0.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.198582	10.914612	-2.54%	39,418
2013	9.361443	11.198582	19.62%	26,469
2012	8.202376	9.361443	14.13%	28,185
2011	9.185799	8.202376	-10.71%	26,490
2010	8.169481	9.185799	12.44%	24,996
2009	6.075137	8.169481	34.47%	35,712
2008*	10.000000	6.075137	-39.25%	32,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.915951	15.987994	-10.76%	5,276
2013	14.980213	17.915951	19.60%	0
2012	12.954145	14.980213	15.64%	0
2011	15.685829	12.954145	-17.41%	0
2010	14.992486	15.685829	4.62%	0
2009	11.717031	14.992486	27.95%	0
2008	22.158798	11.717031	-47.12%	0
2007	21.837936	22.158798	1.47%	0
2006	18.057204	21.837936	20.94%	0
2005	16.348977	18.057204	10.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.389334	14.571151	8.83%	18,425
2013	10.082228	13.389334	32.80%	18,386
2012	8.786769	10.082228	14.74%	26,314
2011	9.190355	8.786769	-4.39%	26,701
2010	8.063498	9.190355	13.97%	19,869
2009	6.309452	8.063498	27.80%	25,655
2008*	10.000000	6.309452	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.698969	13.831759	8.92%	10,112
2013	9.518933	12.698969	33.41%	12,559
2012	8.193456	9.518933	16.18%	12,759
2011	8.830785	8.193456	-7.22%	13,954
2010	7.927560	8.830785	11.39%	13,565
2009	6.297572	7.927560	25.88%	10,131
2008*	10.000000	6.297572	-37.02%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.246386	14.599000	2.48%	20,367
2013	10.403142	14.246386	36.94%	17,214
2012	9.184736	10.403142	13.27%	19,089
2011	9.729110	9.184736	-5.60%	19,322
2010	7.786307	9.729110	24.95%	19,384
2009	6.219739	7.786307	25.19%	22,302
2008*	10.000000	6.219739	-37.80%	13,646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.188249	17.560003	15.62%	16,200
2013	11.330294	15.188249	34.05%	11,487
2012	9.857019	11.330294	14.95%	13,319
2011	10.213593	9.857019	-3.49%	13,444
2010	8.641112	10.213593	18.20%	12,779
2009	6.703532	8.641112	28.90%	17,089
2008*	10.000000	6.703532	-32.96%	24,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	23.079810	23.381634	1.31%	135
2013	16.227833	23.079810	42.22%	0
2012	14.523810	16.227833	11.73%	0
2011	14.827544	14.523810	-2.05%	0
2010	11.995980	14.827544	23.60%	0
2009	9.546360	11.995980	25.66%	0
2008	18.073038	9.546360	-47.18%	0
2007	16.706566	18.073038	8.18%	0
2006	16.418778	16.706566	1.75%	0
2005	15.424477	16.418778	6.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	33.339422	35.167768	5.48%	598
2013	24.098884	33.339422	38.34%	599
2012	20.275367	24.098884	18.86%	655
2011	21.704737	20.275367	-6.59%	739
2010	17.369652	21.704737	24.96%	1,037
2009	13.968365	17.369652	24.35%	1,076
2008	20.883792	13.968365	-33.11%	967
2007	22.786047	20.883792	-8.35%	932
2006	19.694843	22.786047	15.70%	1,033
2005	19.393973	19.694843	1.55%	1,056

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	31.199130	30.996106	-0.65%	129
2013	22.467236	31.199130	38.87%	1,521
2012	19.735650	22.467236	13.84%	1,559
2011	21.205433	19.735650	-6.93%	2,031
2010	17.173059	21.205433	23.48%	3,335
2009	12.929914	17.173059	32.82%	3,368
2008	21.229795	12.929914	-39.10%	6,878
2007	21.089496	21.229795	0.67%	5,623
2006	19.100268	21.089496	10.41%	4,492
2005	17.259386	19.100268	10.67%	3,871
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	20.781219	22.957972	10.47%	18,858
2013	16.081916	20.781219	29.22%	14,516
2012	14.297829	16.081916	12.48%	16,655
2011	14.416607	14.297829	-0.82%	16,441
2010	12.887461	14.416607	11.87%	16,498
2009	10.388930	12.887461	24.05%	23,130
2008	18.009156	10.388930	-42.31%	28,629
2007	16.895459	18.009156	6.59%	19,667
2006	15.079335	16.895459	12.04%	4,045
2005	14.258215	15.079335	5.76%	935
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.230093	14.269320	27.06%	5,200
2013	11.067633	11.230093	1.47%	5,607
2012	9.692167	11.067633	14.19%	3,824
2011	9.242303	9.692167	4.87%	4,291
2010	7.205672	9.242303	28.26%	4,583
2009	5.588046	7.205672	28.95%	5,076
2008*	10.000000	5.588046	-44.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.706766	13.078829	11.72%	0
2013*	10.000000	11.706766	17.07%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.693812	10.617677	-0.71%	3,577
2013	10.812296	10.693812	-1.10%	3,331
2012	10.571451	10.812296	2.28%	3,189
2011	10.562393	10.571451	0.09%	7,207
2010	10.438093	10.562393	1.19%	5,960
2009	9.863610	10.438093	5.82%	5,840
2008*	10.000000	9.863610	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.578175	12.992859	3.30%	0
2013*	10.000000	12.578175	25.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.475527	14.951670	-9.25%	25,710
2013	13.885408	16.475527	18.65%	16,421
2012	11.754706	13.885408	18.13%	18,405
2011	13.585442	11.754706	-13.48%	17,409
2010	12.929827	13.585442	5.07%	15,509
2009*	10.000000	12.929827	29.30%	23,122
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.882130	10.817123	-0.60%	22,848
2013	10.946781	10.882130	-0.59%	23,577
2012	10.592267	10.946781	3.35%	26,891
2011	10.689691	10.592267	-0.91%	26,863
2010	10.276404	10.689691	4.02%	28,236
2009	9.178054	10.276404	11.97%	31,481
2008	10.730521	9.178054	-14.47%	43,890
2007	10.366905	10.730521	3.51%	35,993
2006	10.069364	10.366905	2.95%	13,865
2005	10.046330	10.069364	0.23%	10,172
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	20.475367	20.931772	2.23%	305
2013	14.210575	20.475367	44.09%	305
2012	13.217622	14.210575	7.51%	305
2011	13.521223	13.217622	-2.25%	305
2010	11.441535	13.521223	18.18%	305
2009	9.433904	11.441535	21.28%	305
2008	15.776019	9.433904	-40.20%	305
2007	15.886884	15.776019	-0.70%	305
2006	15.276960	15.886884	3.99%	305
2005	15.026604	15.276960	1.67%	305
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	23.319604	25.431730	9.06%	0
2013	17.152745	23.319604	35.95%	0
2012	15.643926	17.152745	9.64%	0
2011	16.336790	15.643926	-4.24%	0
2010	13.459011	16.336790	21.38%	0
2009	10.365095	13.459011	29.85%	0
2008	17.324424	10.365095	-40.17%	0
2007	16.295356	17.324424	6.32%	23,383
2006	14.505135	16.295356	12.34%	3,864
2005	13.738722	14.505135	5.58%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	30.697514	30.952712	0.83%	3,506
2013	24.466488	30.697514	25.47%	1,935
2012	20.474727	24.466488	19.50%	2,747
2011	22.654707	20.474727	-9.62%	2,887
2010	19.817701	22.654707	14.32%	2,783
2009	14.393793	19.817701	37.68%	3,116
2008	24.416129	14.393793	-41.05%	3,117
2007	23.297535	24.416129	4.80%	3,288
2006	20.091157	23.297535	15.96%	4,550
2005	17.827859	20.091157	12.70%	4,770
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.994968	10.121065	1.26%	1,925
2013	10.153629	9.994968	-1.56%	3,368
2012*	10.000000	10.153629	1.54%	3,393
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.040141	-9.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	22.346179	24.374272	9.08%	18,600
2013	17.207664	22.346179	29.86%	14,143
2012	14.936332	17.207664	15.21%	15,723
2011	15.165071	14.936332	-1.51%	16,485
2010	13.251947	15.165071	14.44%	16,220
2009	10.479308	13.251947	26.46%	22,084
2008	17.282150	10.479308	-39.36%	26,607
2007	16.795897	17.282150	2.90%	25,061
2006	14.813153	16.795897	13.39%	10,719
2005	14.178599	14.813153	4.48%	3,574
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	33.491116	36.945639	10.31%	237
2013	24.105367	33.491116	38.94%	232
2012	20.734933	24.105367	16.25%	429
2011	21.498562	20.734933	-3.55%	474
2010	17.682585	21.498562	21.58%	790
2009	13.074947	17.682585	35.24%	487
2008	21.346478	13.074947	-38.75%	7,478
2007	21.912191	21.346478	-2.58%	4,064
2006	19.342382	21.912191	13.29%	1,155
2005	17.843189	19.342382	8.40%	477
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.515568	10.436641	-0.75%	0
2013	10.631670	10.515568	-1.09%	0
2012*	10.000000	10.631670	6.32%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.161496	9.178693	0.19%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.084754	11.975670	-0.90%	0
2013	13.091230	12.084754	-7.69%	0
2012	12.591802	13.091230	3.97%	0
2011	11.754996	12.591802	7.12%	961
2010	10.878232	11.754996	8.06%	961
2009*	10.000000	10.878232	8.78%	961
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.703976	11.650049	-0.46%	15,336
2013	11.873704	11.703976	-1.43%	10,310
2012	11.364804	11.873704	4.48%	10,197
2011	11.387689	11.364804	-0.20%	11,698
2010	10.957755	11.387689	3.92%	10,625
2009*	10.000000	10.957755	9.58%	10,049
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.480302	10.786061	2.92%	744
2013	10.829940	10.480302	-3.23%	745
2012	10.010745	10.829940	8.18%	746
2011*	10.000000	10.010745	0.11%	871
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.515975	21.351277	9.40%	0
2013	14.558748	19.515975	34.05%	676
2012	12.368909	14.558748	17.70%	677
2011	13.128155	12.368909	-5.78%	677
2010	11.617207	13.128155	13.01%	0
2009	9.057951	11.617207	28.25%	0
2008	14.955422	9.057951	-39.43%	0
2007	16.111000	14.955422	-7.17%	0
2006	14.067815	16.111000	14.52%	0
2005	13.530767	14.067815	3.97%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	20.239018	18.640858	-7.90%	0
2013	15.994862	20.239018	26.53%	0
2012	13.279268	15.994862	20.45%	0
2011	16.180312	13.279268	-17.93%	0
2010	14.884420	16.180312	8.71%	0
2009	12.087587	14.884420	23.14%	0
2008	21.828574	12.087587	-44.62%	0
2007	20.389196	21.828574	7.06%	0
2006	16.157393	20.389196	26.19%	0
2005	14.575235	16.157393	10.86%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	21.641747	23.460610	8.40%	0
2013	15.240511	21.641747	42.00%	0
2012	13.504597	15.240511	12.85%	0
2011	16.638005	13.504597	-18.83%	0
2010	13.940577	16.638005	19.35%	0
2009	8.609011	13.940577	61.93%	0
2008	13.838343	8.609011	-37.79%	0
2007	13.274532	13.838343	4.25%	0
2006	12.742679	13.274532	4.17%	0
2005	12.202348	12.742679	4.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.148664	28.715698	29.65%	2,873
2013	14.894138	22.148664	48.71%	3,388
2012	11.508013	14.894138	29.42%	3,495
2011	10.551642	11.508013	9.06%	0
2010*	10.000000	10.551642	5.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.677731	13.473208	6.27%	421
2013	12.906594	12.677731	-1.77%	421
2012	11.963898	12.906594	7.88%	421
2011	11.488067	11.963898	4.14%	421
2010	10.881299	11.488067	5.58%	866
2009	10.068937	10.881299	8.07%	882
2008	11.381208	10.068937	-11.53%	24,107
2007	10.948841	11.381208	3.95%	26,226
2006	10.700418	10.948841	2.32%	6,753
2005	10.420103	10.700418	2.69%	882
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	22.720159	23.096336	1.66%	0
2013	25.202991	22.720159	-9.85%	0
2012	21.641229	25.202991	16.46%	0
2011	20.492626	21.641229	5.60%	0
2010	18.900293	20.492626	8.42%	0
2009	14.702450	18.900293	28.55%	0
2008	17.503021	14.702450	-16.00%	0
2007	16.651946	17.503021	5.11%	0
2006	15.210393	16.651946	9.48%	0
2005	13.728556	15.210393	10.79%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.639686	8.503752	-20.08%	0
2013	9.742629	10.639686	9.21%	82
2012*	10.000000	9.742629	-2.57%	82

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.511920	8.376393	-20.32%	0
2013	9.646448	10.511920	8.97%	0
2012*	10.000000	9.646448	-3.54%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.360708	19.867597	2.62%	0
2013	14.008860	19.360708	38.20%	0
2012	11.777843	14.008860	18.94%	0
2011	12.619883	11.777843	-6.67%	0
2010*	10.000000	12.619883	26.20%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.883146	24.122917	-3.06%	0
2014	24.883146	24.122917	-3.06%	0
2013	16.764415	24.883146	48.43%	0
2012	15.730344	16.764415	6.57%	0
2011	16.688117	15.730344	-5.74%	0
2010	13.323592	16.688117	25.25%	0
2009	8.834552	13.323592	50.81%	0
2008	15.265487	8.834552	-42.13%	0
2007	13.576839	15.265487	12.44%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	11.090363	11.445655	3.20%	0
2013	9.781942	11.090363	13.38%	0
2012	8.685453	9.781942	12.62%	0
2011	9.479320	8.685453	-8.37%	0
2010	8.182732	9.479320	15.85%	0
2009	5.170540	8.182732	58.26%	0
2008	9.438050	5.170540	-45.22%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.935394	14.537400	4.32%	0
2013	14.456322	13.935394	-3.60%	0
2012	13.791428	14.456322	4.82%	0
2011	12.887210	13.791428	7.02%	0
2010	12.185906	12.887210	5.76%	0
2009	11.012981	12.185906	10.65%	0
2008	10.886479	11.012981	1.16%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.227652	11.553736	2.90%	578
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	23.240655	25.082294	7.92%	0
2013	17.485923	23.240655	32.91%	0
2012	15.103292	17.485923	15.78%	0
2011	14.418806	15.103292	4.75%	0
2010	12.944476	14.418806	11.39%	0
2009	10.891935	12.944476	18.84%	0
2008	18.598600	10.891935	-41.44%	0
2007	17.962295	18.598600	3.54%	0
2006	15.548302	17.962295	15.53%	0
2005	15.052725	15.548302	3.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	33.245066	35.766468	7.58%	16,298
2013	24.460116	33.245066	35.92%	18,949
2012	20.908765	24.460116	16.98%	25,461
2011	23.170702	20.908765	-9.76%	24,655
2010	18.535352	23.170702	25.01%	16,843
2009	13.157344	18.535352	40.87%	10,115
2008	20.737143	13.157344	-36.55%	4,014
2007	20.685110	20.737143	0.25%	0
2006	18.341435	20.685110	12.78%	0
2005	17.417912	18.341435	5.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.764658	14.041125	2.01%	85,383
2013	15.230343	13.764658	-9.62%	96,799
2012	14.362785	15.230343	6.04%	108,143
2011	13.015420	14.362785	10.35%	99,961
2010	12.538291	13.015420	3.81%	98,076
2009	11.520233	12.538291	8.84%	67,540
2008	11.854386	11.520233	-2.82%	31,328
2007	10.964296	11.854386	8.12%	23,257
2006	10.929220	10.964296	0.32%	20,724
2005	10.896901	10.929220	0.30%	6,411
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	22.716397	25.198702	10.93%	0
2013	16.979121	22.716397	33.79%	0
2012	15.022661	16.979121	13.02%	0
2011	14.789900	15.022661	1.57%	0
2010	13.153806	14.789900	12.44%	0
2009	11.310065	13.153806	16.30%	0
2008	17.547486	11.310065	-35.55%	0
2007	17.848184	17.547486	-1.68%	0
2006	15.472068	17.848184	15.36%	0
2005	14.990212	15.472068	3.21%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.759602	23.829038	14.79%	36,751
2013	16.183432	20.759602	28.28%	47,767
2012	14.100594	16.183432	14.77%	51,520
2011	14.400100	14.100594	-2.08%	45,360
2010	12.256429	14.400100	17.49%	45,002
2009	9.561908	12.256429	28.18%	36,234
2008	12.826795	9.561908	-25.45%	27,128
2007	13.312954	12.826795	-3.65%	25,381
2006	11.213063	13.312954	18.73%	13,763
2005*	10.000000	11.213063	12.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.281611	15.382175	0.66%	140,164
2013	13.525237	15.281611	12.99%	145,637
2012	12.455436	13.525237	8.59%	173,632
2011	13.089237	12.455436	-4.84%	177,961
2010	12.076097	13.089237	8.39%	178,740
2009*	10.000000	12.076097	20.76%	129,392
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.238726	12.764772	4.30%	4,529
2013*	10.000000	12.238726	22.39%	2,738
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.893224	8.93%	436
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	34.012894	35.307931	3.81%	4,835
2013	24.477365	34.012894	38.96%	5,102
2012	21.416575	24.477365	14.29%	5,334
2011	21.565748	21.416575	-0.69%	5,748
2010	17.355993	21.565748	24.26%	6,775
2009	14.057572	17.355993	23.46%	3,418
2008	20.605838	14.057572	-31.78%	1,683
2007	21.005675	20.605838	-1.90%	631
2006	18.591598	21.005675	12.98%	541
2005	17.556363	18.591598	5.90%	303
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	22.904767	25.582412	11.69%	13,237
2013	17.610985	22.904767	30.06%	14,513
2012	15.444494	17.610985	14.03%	19,045
2011	15.390203	15.444494	0.35%	20,504
2010	13.606896	15.390203	13.11%	20,546
2009	10.931931	13.606896	24.47%	14,345
2008	17.662101	10.931931	-38.11%	8,910
2007	17.036532	17.662101	3.67%	8,972
2006	14.974545	17.036532	13.77%	9,922
2005	14.519795	14.974545	3.13%	1,225

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	21.685406	23.090394	6.48%	21,469
2013	18.174778	21.685406	19.32%	21,186
2012	16.711245	18.174778	8.76%	19,528
2011	15.562304	16.711245	7.38%	19,657
2010	13.698331	15.562304	13.61%	10,710
2009	11.348974	13.698331	20.70%	11,842
2008	16.353341	11.348974	-30.60%	5,652
2007	15.499446	16.353341	5.51%	5,671
2006	13.506071	15.499446	14.76%	5,150
2005	13.135669	13.506071	2.82%	644
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	20.552912	20.564225	0.06%	0
2013	14.042042	20.552912	46.37%	0
2012	11.826568	14.042042	18.73%	0
2011	13.935060	11.826568	-15.13%	0
2010	10.787110	13.935060	29.18%	0
2009	8.685842	10.787110	24.19%	0
2008	14.134927	8.685842	-38.55%	0
2007	16.134823	14.134927	-12.39%	0
2006	15.782822	16.134823	2.23%	0
2005	15.140778	15.782822	4.24%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.075405	10.006401	-0.68%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	17.206327	16.765155	-2.56%	0
2013	15.006040	17.206327	14.66%	0
2012	13.811570	15.006040	8.65%	0
2011	14.801435	13.811570	-6.69%	0
2010	13.263410	14.801435	11.60%	0
2009	11.858215	13.263410	11.85%	0
2008	17.073810	11.858215	-30.55%	0
2007	15.770575	17.073810	8.26%	0
2006	13.792857	15.770575	14.34%	0
2005	13.734130	13.792857	0.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.963052	14.272883	2.22%	9,158
2013	14.034475	13.963052	-0.51%	11,260
2012	12.985867	14.034475	8.07%	11,967
2011	12.893172	12.985867	0.72%	12,371
2010	12.057726	12.893172	6.93%	16,497
2009	10.162081	12.057726	18.65%	20,333
2008	11.131463	10.162081	-8.71%	21,359
2007	10.722007	11.131463	3.82%	13,917
2006	10.447837	10.722007	2.62%	8,905
2005	10.476314	10.447837	-0.27%	3,263

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.101749	15.540984	2.91%	50,022
2013	13.510072	15.101749	11.78%	54,825
2012	12.261246	13.510072	10.19%	64,039
2011	12.469404	12.261246	-1.67%	74,394
2010	11.219591	12.469404	11.14%	61,591
2009	9.165923	11.219591	22.41%	37,143
2008	12.403881	9.165923	-26.10%	817
2007	11.585934	12.403881	7.06%	861
2006	10.706491	11.585934	8.21%	899
2005*	10.000000	10.706491	7.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.600631	16.113566	3.29%	210,899
2013	13.662026	15.600631	14.19%	196,358
2012	12.236028	13.662026	11.65%	203,890
2011	12.546367	12.236028	-2.47%	204,955
2010	11.112765	12.546367	12.90%	249,937
2009	8.754255	11.112765	26.94%	142,689
2008	13.192339	8.754255	-33.64%	13,839
2007	12.149289	13.192339	8.59%	1,977
2006	11.013523	12.149289	10.31%	1,977
2005*	10.000000	11.013523	10.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.256842	16.815103	3.43%	97,492
2013	13.559656	16.256842	19.89%	99,019
2012	11.921764	13.559656	13.74%	94,313
2011	12.423867	11.921764	-4.04%	94,313
2010	10.855980	12.423867	14.44%	94,313
2009	8.380464	10.855980	29.54%	0
2008	13.726255	8.380464	-38.95%	0
2007	12.514327	13.726255	9.68%	0
2006	11.221906	12.514327	11.52%	0
2005*	10.000000	11.221906	12.22%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.341203	17.522479	-13.86%	18,096
2013	16.592312	20.341203	22.59%	17,317
2012	16.043285	16.592312	3.42%	19,977
2011	17.137015	16.043285	-6.38%	20,490
2010	14.563801	17.137015	17.67%	22,496
2009	9.993789	14.563801	45.73%	17,916
2008	22.196567	9.993789	-54.98%	10,215
2007	15.434380	22.196567	43.81%	8,369
2006	13.402323	15.434380	15.16%	8,666
2005*	10.000000	13.402323	34.02%	2,181

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	22.211107	23.793328	7.12%	34,758
2013	17.595735	22.211107	26.23%	42,111
2012	15.222716	17.595735	15.59%	51,530
2011	15.314711	15.222716	-0.60%	59,695
2010	13.495315	15.314711	13.48%	53,942
2009	10.521820	13.495315	28.26%	39,372
2008	18.632087	10.521820	-43.53%	27,298
2007	18.632135	18.632087	0.00%	25,249
2006	15.732068	18.632135	18.43%	13,202
2005	15.090059	15.732068	4.25%	6,596
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	23.348896	25.596307	9.63%	13,551
2013	17.385486	23.348896	34.30%	14,933
2012	15.389554	17.385486	12.97%	17,281
2011	15.589028	15.389554	-1.28%	19,150
2010	12.745017	15.589028	22.31%	21,105
2009	10.085837	12.745017	26.37%	14,584
2008	19.384006	10.085837	-47.97%	8,592
2007	15.498745	19.384006	25.07%	3,704
2006	14.726525	15.498745	5.24%	2,613
2005	14.134644	14.726525	4.19%	2,690
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.905427	14.503030	4.30%	119,634
2013	14.378770	13.905427	-3.29%	122,029
2012	13.788543	14.378770	4.28%	131,164
2011	13.044873	13.788543	5.70%	135,987
2010	12.282886	13.044873	6.20%	145,461
2009	10.772017	12.282886	14.03%	162,374
2008	11.299506	10.772017	-4.67%	142,206
2007	10.994286	11.299506	2.78%	142,369
2006	10.690860	10.994286	2.84%	54,805
2005	10.624499	10.690860	0.62%	10,072
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	36.387126	38.099610	4.71%	22,902
2013	27.119786	36.387126	34.17%	25,276
2012	23.972806	27.119786	13.13%	30,182
2011	27.230997	23.972806	-11.97%	37,064
2010	21.447538	27.230997	26.97%	41,782
2009	15.541095	21.447538	38.01%	28,831
2008	26.059359	15.541095	-40.36%	19,498
2007	22.881386	26.059359	13.89%	17,614
2006	20.613534	22.881386	11.00%	13,121
2005	17.687147	20.613534	16.55%	10,139

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	25.075786	22.707834	-9.44%	0
2013	19.508159	25.075786	28.54%	0
2012	16.411292	19.508159	18.87%	0
2011	20.104876	16.411292	-18.37%	0
2010	18.044268	20.104876	11.42%	0
2009	14.476801	18.044268	24.64%	0
2008	26.160493	14.476801	-44.66%	0
2007	22.633693	26.160493	15.58%	0
2006	19.460718	22.633693	16.30%	0
2005	16.590238	19.460718	17.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	30.521783	32.103316	5.18%	0
2013	23.741729	30.521783	28.56%	0
2012	18.921791	23.741729	25.47%	0
2011	21.064586	18.921791	-10.17%	0
2010	16.884114	21.064586	24.76%	0
2009	10.879775	16.884114	55.19%	0
2008	22.617260	10.879775	-51.90%	1,857
2007	21.723116	22.617260	4.12%	2,004
2006	18.961867	21.723116	14.56%	2,068
2005	18.746295	18.961867	1.15%	2,131
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.510067	12.705533	1.56%	27,558
2013	10.235367	12.510067	22.22%	29,585
2012	8.987230	10.235367	13.89%	32,301
2011	9.243283	8.987230	-2.77%	31,201
2010	8.489692	9.243283	8.88%	28,767
2009	6.600419	8.489692	28.62%	22,842
2008*	10.000000	6.600419	-34.00%	2,651
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.925220	15.418968	3.31%	61,000
2013	13.264831	14.925220	12.52%	69,838
2012	11.924398	13.264831	11.24%	80,509
2011	11.793823	11.924398	1.11%	77,617
2010	10.599753	11.793823	11.27%	76,532
2009	7.916115	10.599753	33.90%	49,493
2008	11.396036	7.916115	-30.54%	62,555
2007	11.123200	11.396036	2.45%	65,691
2006*	10.000000	11.123200	11.23%	15,543

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	24.204179	25.986566	7.36%	1,310
2013	18.899405	24.204179	28.07%	1,418
2012	17.094405	18.899405	10.56%	1,432
2011	16.330667	17.094405	4.68%	1,974
2010	13.707460	16.330667	19.14%	5,157
2009	11.829259	13.707460	15.88%	5,163
2008	16.432270	11.829259	-28.01%	5,134
2007	17.101050	16.432270	-3.91%	5,683
2006	14.785234	17.101050	15.66%	5,298
2005	14.475864	14.785234	2.14%	4,465
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	33.687183	33.456035	-0.69%	31,022
2013	25.039521	33.687183	34.54%	32,238
2012	21.418750	25.039521	16.90%	33,569
2011	22.536774	21.418750	-4.96%	35,367
2010	17.798651	22.536774	26.62%	36,440
2009	13.955148	17.798651	27.54%	47,896
2008	21.097978	13.955148	-33.86%	18,636
2007	21.887430	21.097978	-3.61%	16,449
2006	18.946391	21.887430	15.52%	10,886
2005	17.639138	18.946391	7.41%	2,295
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.349959	-6.50%	6,377
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	25.631156	22.493195	-12.24%	27,487
2013	21.107060	25.631156	21.43%	0
2012	18.078589	21.107060	16.75%	0
2011	20.485633	18.078589	-11.75%	0
2010	19.136075	20.485633	7.05%	0
2009	14.140350	19.136075	35.33%	0
2008	24.017376	14.140350	-41.12%	0
2007	21.066692	24.017376	14.01%	0
2006	17.565594	21.066692	19.93%	0
2005	16.145493	17.565594	8.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.757084	9.811751	0.56%	42,644
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.911900	10.244085	3.35%	0
2013*	10.000000	9.911900	-0.88%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.312869	11.345902	-7.85%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.427067	16.854032	-3.29%	1,205
2013	13.377434	17.427067	30.27%	2,100
2012	11.047488	13.377434	21.09%	2,618
2011	11.289892	11.047488	-2.15%	1,873
2010*	10.000000	11.289892	12.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.320486	14.228486	6.82%	508
2013	9.649123	13.320486	38.05%	606
2012*	10.000000	9.649123	-3.51%	677
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.637758	13.000159	2.87%	391
2013	9.962068	12.637758	26.86%	391
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.143955	13.978025	6.35%	14,826
2013	9.743742	13.143955	34.90%	17,536
2012*	10.000000	9.743742	-2.56%	19,218
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.968621	15.874255	-6.45%	102,417
2013	13.732203	16.968621	23.57%	144,012
2012	11.668809	13.732203	17.68%	157,545
2011	12.733819	11.668809	-8.36%	194,643
2010	11.865539	12.733819	7.32%	185,760
2009*	10.000000	11.865539	18.66%	57,298
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.805339	11.879812	0.63%	1,812
2013	10.818851	11.805339	9.12%	1,045
2012*	10.000000	10.818851	8.19%	1,045
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.923073	13.765795	6.52%	5,170
2013	10.071446	12.923073	28.31%	5,095
2012*	10.000000	10.071446	0.71%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	22.700930	24.263981	6.89%	0
2013	19.188393	22.700930	18.31%	0
2012	17.139459	19.188393	11.95%	0
2011	17.123931	17.139459	0.09%	0
2010	16.038356	17.123931	6.77%	0
2009	12.932819	16.038356	24.01%	0
2008	15.602324	12.932819	-17.11%	0
2007	14.326993	15.602324	8.90%	0
2006	13.139386	14.326993	9.04%	0
2005	12.358479	13.139386	6.32%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	28.486644	30.512588	7.11%	23,517
2013	22.039872	28.486644	29.25%	26,486
2012	18.020150	22.039872	22.31%	27,533
2011	19.609001	18.020150	-8.10%	29,732
2010	18.648783	19.609001	5.15%	33,543
2009	12.933433	18.648783	44.19%	20,663
2008	23.518443	12.933433	-45.01%	7,098
2007	17.431602	23.518443	34.92%	1,143
2006	16.176919	17.431602	7.76%	0
2005	14.553654	16.176919	11.15%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.321327	14.384466	7.98%	4,443
2013	9.963663	13.321327	33.70%	4,443
2012*	10.000000	9.963663	-0.36%	4,443
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	35.011491	30.389858	-13.20%	7,551
2013	31.023934	35.011491	12.85%	8,692
2012	27.758746	31.023934	11.76%	8,824
2011	41.544406	27.758746	-33.18%	0
2010	33.651172	41.544406	23.46%	0
2009	19.029804	33.651172	76.83%	0
2008	40.340861	19.029804	-52.83%	0
2007	31.912614	40.340861	26.41%	0
2006	22.038767	31.912614	44.80%	0
2005	16.914366	22.038767	30.30%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.846146	9.272185	-5.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.268194	13.033871	-8.65%	2,222
2013	10.231480	14.268194	39.45%	1,733
2012*	10.000000	10.231480	2.31%	391

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	26.313869	28.636024	8.82%	61,257
2013	19.651665	26.313869	33.90%	67,366
2012	17.173439	19.651665	14.43%	66,349
2011	17.471867	17.173439	-1.71%	68,773
2010	15.908543	17.471867	9.83%	70,778
2009	13.156184	15.908543	20.92%	74,538
2008	19.808873	13.156184	-33.58%	9,081
2007	18.645132	19.808873	6.24%	5,934
2006	15.667692	18.645132	19.00%	2,617
2005	14.901771	15.667692	5.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.049946	15.030159	-0.13%	22,368
2013	11.940664	15.049946	26.04%	16,463
2012	10.430445	11.940664	14.48%	12,300
2011	10.753310	10.430445	-3.00%	12,540
2010*	10.000000	10.753310	7.53%	4,825
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.041480	14.300457	9.65%	2,688
2013	10.205206	13.041480	27.79%	2,863
2012	9.083014	10.205206	12.35%	10,169
2011*	10.000000	9.083014	-9.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.279873	22.619351	11.54%	76,683
2013	15.596682	20.279873	30.03%	91,406
2012	13.800923	15.596682	13.01%	99,225
2011	13.907599	13.800923	-0.77%	101,135
2010	12.446627	13.907599	11.74%	106,164
2009*	10.000000	12.446627	24.47%	3,402
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.222958	14.746106	3.68%	2,963,462
2013	11.682668	14.222958	21.74%	3,013,761
2012	10.224031	11.682668	14.27%	3,121,462
2011	10.257868	10.224031	-0.33%	3,157,661
2010	9.273251	10.257868	10.62%	3,276,395
2009	7.609027	9.273251	21.87%	2,291,471
2008	10.972607	7.609027	-30.65%	694,541
2007	10.469308	10.972607	4.81%	222,502
2006*	10.000000	10.469308	4.69%	64,059

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.415393	11.833908	3.67%	631,095
2013	11.865284	11.415393	-3.79%	628,105
2012	11.447284	11.865284	3.65%	573,449
2011	10.964216	11.447284	4.41%	565,409
2010	10.475482	10.964216	4.67%	588,027
2009	9.458857	10.475482	10.75%	403,246
2008	10.627782	9.458857	-11.00%	181,944
2007	10.451366	10.627782	1.69%	71,363
2006*	10.000000	10.451366	4.51%	23,181
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.509504	15.596771	0.56%	99,885
2013	12.208952	15.509504	27.03%	105,485
2012	10.127105	12.208952	20.56%	126,604
2011	11.307734	10.127105	-10.44%	125,756
2010	10.288170	11.307734	9.91%	132,451
2009	7.357433	10.288170	39.83%	110,181
2008	12.142021	7.357433	-39.41%	92,816
2007	10.752059	12.142021	12.93%	78,010
2006*	10.000000	10.752059	7.52%	58,717
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.976162	14.914799	6.72%	148,269
2013	10.919651	13.976162	27.99%	161,947
2012	9.419098	10.919651	15.93%	171,705
2011	10.007247	9.419098	-5.88%	175,997
2010	8.573945	10.007247	16.72%	196,276
2009	6.256195	8.573945	37.05%	160,287
2008	11.356722	6.256195	-44.91%	131,487
2007	10.278312	11.356722	10.49%	97,481
2006*	10.000000	10.278312	2.78%	58,174
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.434315	13.534704	8.85%	593,709
2013	9.469669	12.434315	31.31%	636,271
2012	8.192020	9.469669	15.60%	698,373
2011	8.485198	8.192020	-3.46%	730,041
2010	7.742763	8.485198	9.59%	751,165
2009	5.999507	7.742763	29.06%	495,321
2008	9.809470	5.999507	-38.84%	187,232
2007*	10.000000	9.809470	-1.91%	45,956

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.538400	20.798934	1.27%	11,441
2013	19.424622	20.538400	5.73%	4,256
2012	17.171483	19.424622	13.12%	4,256
2011	16.748919	17.171483	2.52%	5,824
2010	14.989136	16.748919	11.74%	8,096
2009	10.396527	14.989136	44.17%	8,096
2008	14.620363	10.396527	-28.89%	8,096
2007	14.356419	14.620363	1.84%	8,096
2006	13.143946	14.356419	9.22%	8,096
2005	13.000404	13.143946	1.10%	8,206
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.903781	25.712053	7.56%	38,411
2013	17.890788	23.903781	33.61%	41,752
2012	15.331834	17.890788	16.69%	46,570
2011	15.931666	15.331834	-3.77%	52,611
2010	13.974721	15.931666	14.00%	55,194
2009	11.032808	13.974721	26.67%	48,007
2008	17.796309	11.032808	-38.01%	46,015
2007	18.505212	17.796309	-3.83%	67,018
2006	16.215677	18.505212	14.12%	34,359
2005	15.796192	16.215677	2.66%	5,782
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.549956	13.205974	5.23%	58,204
2013	8.854256	12.549956	41.74%	61,083
2012	7.674564	8.854256	15.37%	71,146
2011	8.796863	7.674564	-12.76%	71,681
2010	7.720327	8.796863	13.94%	55,742
2009	5.111068	7.720327	51.05%	54,011
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.926484	15.197742	9.13%	67,152
2013	10.178608	13.926484	36.82%	70,002
2012	9.254299	10.178608	9.99%	85,992
2011	9.687562	9.254299	-4.47%	94,010
2010	7.939453	9.687562	22.02%	97,117
2009	6.124732	7.939453	29.63%	141,415
2008*	10.000000	6.124732	-38.75%	158,452
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.487438	12.885875	3.19%	21,147
2013	9.766700	12.487438	27.86%	21,147
2012	8.515135	9.766700	14.70%	21,147
2011	9.210181	8.515135	-7.55%	23,667
2010	8.113295	9.210181	13.52%	23,671
2009	6.359322	8.113295	27.58%	14,695
2008*	10.000000	6.359322	-36.41%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.363447	12.733574	2.99%	1,320,780
2013	10.919428	12.363447	13.22%	1,388,887
2012	9.956667	10.919428	9.67%	1,456,184
2011	10.219895	9.956667	-2.58%	1,501,912
2010	9.373787	10.219895	9.03%	1,565,150
2009	7.922177	9.373787	18.32%	601,612
2008*	10.000000	7.922177	-20.78%	15,662
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.551484	12.976824	3.39%	1,829,622
2013	10.483128	12.551484	19.73%	1,895,866
2012	9.341674	10.483128	12.22%	1,916,460
2011	9.797479	9.341674	-4.65%	1,982,024
2010	8.827775	9.797479	10.98%	1,920,622
2009	7.199765	8.827775	22.61%	1,098,709
2008*	10.000000	7.199765	-28.00%	161,752
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.764140	12.004692	2.04%	693,252
2013	11.353027	11.764140	3.62%	699,493
2012	10.695079	11.353027	6.15%	786,708
2011	10.679483	10.695079	0.15%	756,630
2010	10.126015	10.679483	5.47%	714,843
2009	9.072864	10.126015	11.61%	299,902
2008*	10.000000	9.072864	-9.27%	24,081
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.461811	12.868444	3.26%	1,697,813
2013	10.712256	12.461811	16.33%	1,793,673
2012	9.653974	10.712256	10.96%	1,842,681
2011	10.009410	9.653974	-3.55%	1,896,296
2010	9.101202	10.009410	9.98%	1,916,786
2009	7.557700	9.101202	20.42%	1,115,269
2008*	10.000000	7.557700	-24.42%	104,256

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.499753	12.906591	3.25%	140,003
2013	10.185291	12.499753	22.72%	158,345
2012	9.001558	10.185291	13.15%	157,777
2011	9.561977	9.001558	-5.86%	144,993
2010	8.545465	9.561977	11.90%	208,736
2009	6.836576	8.545465	25.00%	189,517
2008*	10.000000	6.836576	-31.63%	65,048
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.212196	12.551838	2.78%	594,614
2013	11.117335	12.212196	9.85%	624,474
2012	10.230827	11.117335	8.67%	658,066
2011	10.388154	10.230827	-1.51%	669,949
2010	9.648048	10.388154	7.67%	639,686
2009	8.302301	9.648048	16.21%	282,658
2008*	10.000000	8.302301	-16.98%	49,397
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.974236	12.377812	3.37%	72,654
2013	12.389526	11.974236	-3.35%	74,612
2012	11.673239	12.389526	6.14%	117,225
2011	11.126508	11.673239	4.91%	111,908
2010	10.552114	11.126508	5.44%	84,505
2009	9.840292	10.552114	7.23%	92,110
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.950768	13.413184	3.57%	40,042
2013	13.389013	12.950768	-3.27%	41,326
2012	12.657925	13.389013	5.78%	44,892
2011	12.086780	12.657925	4.73%	37,126
2010	11.321157	12.086780	6.76%	42,590
2009	9.846106	11.321157	14.98%	6,874
2008*	10.000000	9.846106	-1.54%	168
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	33.662458	31.336813	-6.91%	11,033
2013	33.942966	33.662458	-0.83%	0
2012	29.381523	33.942966	15.52%	0
2011	38.438953	29.381523	-23.56%	0
2010	33.581526	38.438953	14.46%	0
2009	20.851578	33.581526	61.05%	0
2008	50.192300	20.851578	-58.46%	0
2007	35.009514	50.192300	43.37%	0
2006	26.006933	35.009514	34.62%	0
2005	19.900995	26.006933	30.68%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.911913	13.333096	3.26%	75,326
2013	13.628048	12.911913	-5.25%	74,444
2012	13.391619	13.628048	1.77%	73,635
2011	12.643385	13.391619	5.92%	79,416
2010	12.219122	12.643385	3.47%	86,042
2009	12.049841	12.219122	1.40%	127,353
2008	11.327897	12.049841	6.37%	140,396
2007	10.705704	11.327897	5.81%	109,836
2006	10.490339	10.705704	2.05%	38,807
2005	10.287039	10.490339	1.98%	3,453
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.147158	8.967806	-1.96%	18,787
2013	7.879131	9.147158	16.09%	20,116
2012	6.924704	7.879131	13.78%	32,626
2011	7.791317	6.924704	-11.12%	33,405
2010	6.982004	7.791317	11.59%	27,097
2009	5.461818	6.982004	27.83%	23,705
2008*	10.000000	5.461818	-45.38%	211
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.671140	9.885699	-7.36%	11,983
2013	8.929890	10.671140	19.50%	11,840
2012	7.649968	8.929890	16.73%	13,399
2011	8.888768	7.649968	-13.94%	13,816
2010	8.381156	8.888768	6.06%	14,007
2009	6.599237	8.381156	27.00%	7,558
2008	11.743033	6.599237	-43.80%	2,941
2007	10.871766	11.743033	8.01%	2,816
2006*	10.000000	10.871766	8.72%	2,321
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	24.143127	25.029917	3.67%	4,708
2013	19.213484	24.143127	25.66%	21,321
2012	16.787494	19.213484	14.45%	18,789
2011	17.695222	16.787494	-5.13%	3,372
2010	15.632265	17.695222	13.20%	3,739
2009	12.444523	15.632265	25.62%	3,892
2008	19.954000	12.444523	-37.63%	3,975
2007	19.071621	19.954000	4.63%	4,038
2006	16.524893	19.071621	15.41%	3,687
2005	15.503787	16.524893	6.59%	2,873
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.087523	15.582083	3.28%	356,198
2013	13.470237	15.087523	12.01%	379,820
2012	12.470644	13.470237	8.02%	387,777
2011	12.517421	12.470644	-0.37%	398,417
2010	11.542944	12.517421	8.44%	405,792
2009*	10.000000	11.542944	15.43%	137,702

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.132214	17.799825	3.90%	359,629
2013	14.518698	17.132214	18.00%	374,800
2012	13.098350	14.518698	10.84%	290,244
2011	13.389091	13.098350	-2.17%	291,530
2010	12.102502	13.389091	10.63%	302,572
2009*	10.000000	12.102502	21.03%	186,810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.152969	14.519769	2.59%	174,855
2013	13.671540	14.152969	3.52%	186,313
2012	13.163716	13.671540	3.86%	196,370
2011	12.950424	13.163716	1.65%	209,299
2010	12.384560	12.950424	4.57%	197,889
2009	11.496884	12.384560	7.72%	108,332
2008	12.388569	11.496884	-7.20%	55,414
2007	11.905582	12.388569	4.06%	5,980
2006	11.355896	11.905582	4.84%	4,915
2005	11.131149	11.355896	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	19.238538	19.982371	3.87%	796,598
2013	16.704500	19.238538	15.17%	815,313
2012	15.265890	16.704500	9.42%	841,299
2011	15.464981	15.265890	-1.29%	910,696
2010	14.119693	15.464981	9.53%	913,880
2009	12.001822	14.119693	17.65%	651,674
2008	15.824448	12.001822	-24.16%	279,870
2007	15.167450	15.824448	4.33%	162,453
2006	13.792985	15.167450	9.96%	123,746
2005	13.258532	13.792985	4.03%	93,071
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	22.112000	22.917995	3.65%	193,260
2013	18.297341	22.112000	20.85%	198,346
2012	16.288200	18.297341	12.33%	192,231
2011	16.852338	16.288200	-3.35%	220,825
2010	15.124442	16.852338	11.42%	238,199
2009	12.312557	15.124442	22.84%	204,363
2008	18.173421	12.312557	-32.25%	151,696
2007	17.338348	18.173421	4.82%	130,848
2006	15.328374	17.338348	13.11%	90,342
2005	14.496628	15.328374	5.74%	26,083

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.753549	17.328224	3.43%	354,267
2013	15.354187	16.753549	9.11%	363,545
2012	14.391909	15.354187	6.69%	373,182
2011	14.279185	14.391909	0.79%	368,371
2010	13.325050	14.279185	7.16%	394,113
2009	11.778592	13.325050	13.13%	206,138
2008	14.039919	11.778592	-16.11%	97,374
2007	13.431593	14.039919	4.53%	37,641
2006	12.544538	13.431593	7.07%	8,003
2005	12.157509	12.544538	3.18%	6,466
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.995336	22.508109	7.21%	59,494
2013	15.600326	20.995336	34.58%	72,286
2012	13.340653	15.600326	16.94%	92,130
2011	13.854859	13.340653	-3.71%	110,832
2010	12.929015	13.854859	7.16%	119,602
2009*	10.000000	12.929015	29.29%	1,361
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.947130	-0.53%	490
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	32.432207	35.043855	8.05%	8,378
2013	24.684762	32.432207	31.39%	8,659
2012	21.279732	24.684762	16.00%	7,101
2011	22.111126	21.279732	-3.76%	6,142
2010	17.742082	22.111126	24.63%	6,274
2009	13.137796	17.742082	35.05%	6,286
2008	20.939637	13.137796	-37.26%	5,016
2007	19.715712	20.939637	6.21%	3,563
2006	18.167905	19.715712	8.52%	3,107
2005	16.411579	18.167905	10.70%	152
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.145801	10.018981	-1.25%	205,960
2013	10.274228	10.145801	-1.25%	180,128
2012	10.404631	10.274228	-1.25%	288,336
2011	10.535967	10.404631	-1.25%	173,062
2010	10.669317	10.535967	-1.25%	129,795
2009	10.799837	10.669317	-1.21%	130,107
2008	10.716462	10.799837	0.78%	83,524
2007	10.356504	10.716462	3.48%	116,661
2006	10.032727	10.356504	3.23%	11,658
2005	9.895360	10.032727	1.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.360758	15.757859	2.59%	53,799
2013	15.732100	15.360758	-2.36%	54,556
2012	14.193088	15.732100	10.84%	54,705
2011	13.616863	14.193088	4.23%	56,233
2010	12.469036	13.616863	9.21%	69,308
2009	10.151842	12.469036	22.83%	42,945
2008	12.429626	10.151842	-18.33%	34,330
2007	12.031384	12.429626	3.31%	36,148
2006	11.621015	12.031384	3.53%	23,104
2005	11.516635	11.621015	0.91%	3,736
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.166522	10.877853	-2.59%	76,658
2013	9.339368	11.166522	19.56%	74,134
2012	8.187182	9.339368	14.07%	74,728
2011	9.173427	8.187182	-10.75%	81,684
2010	8.162604	9.173427	12.38%	88,202
2009	6.073083	8.162604	34.41%	127,224
2008*	10.000000	6.073083	-39.27%	126,245
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.819420	15.893797	-10.81%	21,848
2013	14.907038	17.819420	19.54%	0
2012	12.897406	14.907038	15.58%	0
2011	15.625032	12.897406	-17.46%	0
2010	14.941929	15.625032	4.57%	0
2009	11.683433	14.941929	27.89%	0
2008	22.106488	11.683433	-47.15%	0
2007	21.797487	22.106488	1.42%	0
2006	18.032864	21.797487	20.88%	0
2005	16.335191	18.032864	10.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.350956	14.522041	8.77%	64,387
2013	10.058416	13.350956	32.73%	67,951
2012	8.770463	10.058416	14.69%	71,702
2011	9.177926	8.770463	-4.44%	75,302
2010	8.056674	9.177926	13.92%	79,125
2009	6.307318	8.056674	27.74%	84,322
2008*	10.000000	6.307318	-36.93%	67
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.662622	13.785193	8.87%	28,808
2013	9.496486	12.662622	33.34%	41,630
2012	8.178285	9.496486	16.12%	42,833
2011	8.818891	8.178285	-7.26%	41,687
2010	7.920878	8.818891	11.34%	46,453
2009	6.295437	7.920878	25.82%	43,882
2008*	10.000000	6.295437	-37.05%	82

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.205582	14.549818	2.42%	58,212
2013	10.378591	14.205582	36.87%	58,962
2012	9.167701	10.378591	13.21%	66,507
2011	9.715983	9.167701	-5.64%	75,106
2010	7.779729	9.715983	24.89%	79,602
2009	6.217635	7.779729	25.12%	102,011
2008*	10.000000	6.217635	-37.82%	50,154
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.144711	17.500807	15.56%	48,152
2013	11.303532	15.144711	33.98%	50,903
2012	9.838731	11.303532	14.89%	56,980
2011	10.199792	9.838731	-3.54%	64,406
2010	8.633805	10.199792	18.14%	69,860
2009	6.701262	8.633805	28.84%	86,371
2008*	10.000000	6.701262	-32.99%	94,431
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	22.953053	23.241452	1.26%	2,901
2013	16.146878	22.953053	42.15%	4,325
2012	14.458683	16.146878	11.68%	4,691
2011	14.768511	14.458683	-2.10%	5,216
2010	11.954272	14.768511	23.54%	7,011
2009	9.517988	11.954272	25.60%	3,637
2008	18.028478	9.517988	-47.21%	3,092
2007	16.673865	18.028478	8.12%	3,014
2006	16.394915	16.673865	1.70%	2,901
2005	15.409829	16.394915	6.39%	771
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	33.156375	34.956986	5.43%	2,167
2013	23.978687	33.156375	38.27%	2,739
2012	20.184476	23.978687	18.80%	3,407
2011	21.618365	20.184476	-6.63%	3,676
2010	17.309278	21.618365	24.89%	3,907
2009	13.926862	17.309278	24.29%	1,943
2008	20.832316	13.926862	-33.15%	1,806
2007	22.741481	20.832316	-8.40%	1,907
2006	19.666249	22.741481	15.64%	1,622
2005	19.375585	19.666249	1.50%	1,332

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	31.027828	30.810322	-0.70%	9,477
2013	22.355183	31.027828	38.79%	10,919
2012	19.647183	22.355183	13.78%	13,232
2011	21.121050	19.647183	-6.98%	17,960
2010	17.113382	21.121050	23.42%	17,619
2009	12.891503	17.113382	32.75%	17,425
2008	21.177486	12.891503	-39.13%	24,404
2007	21.048246	21.177486	0.61%	19,809
2006	19.072534	21.048246	10.36%	12,188
2005	17.243018	19.072534	10.61%	3,004
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	20.667120	22.820376	10.42%	40,940
2013	16.001710	20.667120	29.16%	41,614
2012	14.233747	16.001710	12.42%	44,100
2011	14.359252	14.233747	-0.87%	52,242
2010	12.842677	14.359252	11.81%	55,205
2009	10.358075	12.842677	23.99%	81,721
2008	17.964782	10.358075	-42.34%	100,607
2007	16.862404	17.964782	6.54%	79,390
2006	15.057436	16.862404	11.99%	27,090
2005	14.244700	15.057436	5.71%	77
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.197893	14.221218	27.00%	15,585
2013	11.041496	11.197893	1.42%	25,379
2012	9.674180	11.041496	14.13%	31,911
2011	9.229811	9.674180	4.81%	31,304
2010	7.199571	9.229811	28.20%	41,853
2009	5.586139	7.199571	28.88%	41,456
2008*	10.000000	5.586139	-44.14%	3,840
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.702809	13.067803	11.66%	724
2013*	10.000000	11.702809	17.03%	1,349
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.663192	10.581916	-0.76%	35,371
2013	10.786788	10.663192	-1.15%	36,041
2012	10.551870	10.786788	2.23%	31,207
2011	10.548150	10.551870	0.04%	32,160
2010	10.429293	10.548150	1.14%	47,535
2009	9.860285	10.429293	5.77%	40,057
2008*	10.000000	9.860285	-1.40%	11,019
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.573928	12.981900	3.24%	0
2013*	10.000000	12.573928	25.74%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.436669	14.908856	-9.30%	89,970
2013	13.859670	16.436669	18.59%	86,386
2012	11.738872	13.859670	18.07%	95,252
2011	13.574005	11.738872	-13.52%	97,995
2010	12.925473	13.574005	5.02%	92,174
2009*	10.000000	12.925473	29.25%	100,735
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.822389	10.752299	-0.65%	52,725
2013	10.892194	10.822389	-0.64%	68,896
2012	10.544799	10.892194	3.29%	74,855
2011	10.647160	10.544799	-0.96%	83,983
2010	10.240700	10.647160	3.97%	77,690
2009	9.150793	10.240700	11.91%	109,359
2008	10.704077	9.150793	-14.51%	145,255
2007	10.346619	10.704077	3.45%	123,198
2006	10.054736	10.346619	2.90%	48,858
2005	10.036805	10.054736	0.18%	16,552
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	20.362960	20.806333	2.18%	6,679
2013	14.139706	20.362960	44.01%	6,688
2012	13.158385	14.139706	7.46%	5,627
2011	13.467423	13.158385	-2.29%	5,622
2010	11.401784	13.467423	18.12%	5,636
2009	9.405887	11.401784	21.22%	5,639
2008	15.737151	9.405887	-40.23%	5,610
2007	15.855812	15.737151	-0.75%	5,597
2006	15.254782	15.855812	3.94%	5,587
2005	15.012368	15.254782	1.61%	1,113
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	23.194033	25.281979	9.00%	2,859
2013	17.069010	23.194033	35.88%	2,935
2012	15.575458	17.069010	9.59%	3,404
2011	16.273510	15.575458	-4.29%	3,480
2010	13.413659	16.273510	21.32%	6,678
2009	10.335393	13.413659	29.78%	6,754
2008	17.283561	10.335393	-40.20%	11,232
2007	16.265200	17.283561	6.26%	101,979
2006	14.485598	16.265200	12.29%	35,310
2005	13.727148	14.485598	5.53%	2,268

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	30.528975	30.767193	0.78%	22,528
2013	24.344469	30.528975	25.40%	0
2012	20.382955	24.344469	19.44%	0
2011	22.564578	20.382955	-9.67%	0
2010	19.748832	22.564578	14.26%	0
2009	14.351042	19.748832	37.61%	0
2008	24.355978	14.351042	-41.08%	0
2007	23.251982	24.355978	4.75%	0
2006	20.061994	23.251982	15.90%	0
2005	17.810972	20.061994	12.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.989009	10.109905	1.21%	3,026
2013	10.152703	9.989009	-1.61%	3,112
2012*	10.000000	10.152703	1.53%	2,931
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.037071	-9.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	22.223516	24.228201	9.02%	47,370
2013	17.121860	22.223516	29.80%	50,680
2012	14.869396	17.121860	15.15%	55,538
2011	15.104731	14.869396	-1.56%	60,436
2010	13.205884	15.104731	14.38%	65,096
2009	10.448177	13.205884	26.39%	82,858
2008	17.239555	10.448177	-39.39%	92,635
2007	16.763040	17.239555	2.84%	78,046
2006	14.791636	16.763040	13.33%	33,179
2005	14.165148	14.791636	4.42%	1,516
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	33.307274	36.724236	10.26%	7,036
2013	23.985164	33.307274	38.87%	8,274
2012	20.642006	23.985164	16.20%	10,408
2011	21.413044	20.642006	-3.60%	10,521
2010	17.621145	21.413044	21.52%	11,271
2009	13.036119	17.621145	35.17%	9,806
2008	21.293886	13.036119	-38.78%	28,865
2007	21.869330	21.293886	-2.63%	18,533
2006	19.314296	21.869330	13.23%	6,427
2005	17.826274	19.314296	8.35%	825
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.506702	10.422561	-0.80%	245
2013	10.628082	10.506702	-1.14%	0
2012*	10.000000	10.628082	6.28%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.158382	9.170931	0.14%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.056240	11.941366	-0.95%	20,044
2013	13.066955	12.056240	-7.73%	23,275
2012	12.574831	13.066955	3.91%	31,172
2011	11.745076	12.574831	7.06%	36,209
2010	10.874552	11.745076	8.01%	32,609
2009*	10.000000	10.874552	8.75%	15,427
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.676359	11.616677	-0.51%	148,983
2013	11.851685	11.676359	-1.48%	153,406
2012	11.349481	11.851685	4.42%	162,425
2011	11.378072	11.349481	-0.25%	145,497
2010	10.954048	11.378072	3.87%	118,621
2009*	10.000000	10.954048	9.54%	70,458
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.466187	10.766092	2.87%	22,449
2013	10.820820	10.466187	-3.28%	34,866
2012	10.007389	10.820820	8.13%	23,437
2011*	10.000000	10.007389	0.07%	13,938
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.410812	21.225479	9.35%	0
2013	14.487633	19.410812	33.98%	0
2012	12.314739	14.487633	17.64%	0
2011	13.077277	12.314739	-5.83%	0
2010	11.578051	13.077277	12.95%	0
2009	9.031982	11.578051	28.19%	0
2008	14.920123	9.031982	-39.46%	0
2007	16.081163	14.920123	-7.22%	0
2006	14.048844	16.081163	14.47%	0
2005	13.519348	14.048844	3.92%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	20.130021	18.531085	-7.94%	0
2013	15.916783	20.130021	26.47%	0
2012	13.221140	15.916783	20.39%	0
2011	16.117634	13.221140	-17.97%	0
2010	14.834253	16.117634	8.65%	0
2009	12.052948	14.834253	23.08%	0
2008	21.777079	12.052948	-44.65%	0
2007	20.351449	21.777079	7.01%	0
2006	16.135628	20.351449	26.13%	0
2005	14.562944	16.135628	10.80%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	21.525154	23.322409	8.35%	0
2013	15.166068	21.525154	41.93%	0
2012	13.445444	15.166068	12.80%	0
2011	16.573515	13.445444	-18.87%	0
2010	13.893565	16.573515	19.29%	0
2009	8.584322	13.893565	61.85%	0
2008	13.805667	8.584322	-37.82%	0
2007	13.249928	13.805667	4.19%	0
2006	12.725497	13.249928	4.12%	0
2005	12.192050	12.725497	4.38%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.107656	28.648034	29.58%	6,279
2013	14.874074	22.107656	48.63%	6,056
2012	11.498337	14.874074	29.36%	4,348
2011	10.548103	11.498337	9.01%	2,382
2010*	10.000000	10.548103	5.48%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.609439	13.393855	6.22%	16,320
2013	12.843574	12.609439	-1.82%	18,574
2012	11.911516	12.843574	7.82%	24,396
2011	11.443545	11.911516	4.09%	27,939
2010	10.844613	11.443545	5.52%	28,695
2009	10.040076	10.844613	8.01%	32,421
2008	11.354331	10.040076	-11.57%	104,082
2007	10.928553	11.354331	3.90%	97,870
2006	10.685986	10.928553	2.27%	40,949
2005	10.411305	10.685986	2.64%	13,378
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	22.594067	22.956538	1.60%	0
2013	25.075807	22.594067	-9.90%	0
2012	21.542942	25.075807	16.40%	0
2011	20.409846	21.542942	5.55%	0
2010	18.833473	20.409846	8.37%	0
2009	14.657881	18.833473	28.49%	0
2008	17.458787	14.657881	-16.04%	0
2007	16.618318	17.458787	5.06%	0
2006	15.187336	16.618318	9.42%	0
2005	13.714668	15.187336	10.74%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.630705	8.492269	-20.12%	7,507
2013	9.739333	10.630705	9.15%	7,883
2012*	10.000000	9.739333	-2.61%	8,937

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.503060	8.365087	-20.36%	0
2013	9.643196	10.503060	8.92%	0
2012*	10.000000	9.643196	-3.57%	806
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.326832	19.822792	2.57%	0
2013	13.991421	19.326832	38.13%	0
2012	11.769153	13.991421	18.88%	0
2011	12.616952	11.769153	-6.72%	0
2010*	10.000000	12.616952	26.17%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.768425	23.999540	-3.10%	8,684
2014	24.768425	23.999540	-3.10%	0
2013	16.695556	24.768425	48.35%	8,501
2012	15.673689	16.695556	6.52%	11,020
2011	16.636421	15.673689	-5.79%	0
2010	13.289036	16.636421	25.19%	9,528
2009	8.816097	13.289036	50.74%	3,907
2008	15.241347	8.816097	-42.16%	0
2007	13.562271	15.241347	12.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	11.052986	11.401294	3.15%	0
2013	9.753915	11.052986	13.32%	0
2012	8.664959	9.753915	12.57%	0
2011	9.461725	8.664959	-8.42%	0
2010	8.171673	9.461725	15.79%	0
2009	5.166166	8.171673	58.18%	0
2008	9.434857	5.166166	-45.24%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.871165	14.463081	4.27%	19,232
2013	14.396975	13.871165	-3.65%	19,232
2012	13.741788	14.396975	4.77%	19,232
2011	12.847304	13.741788	6.96%	19,232
2010	12.154327	12.847304	5.70%	19,232
2009	10.990002	12.154327	10.59%	19,232
2008	10.869263	10.990002	1.11%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.218186	11.538145	2.85%	0
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.531972	23.226455	7.87%	9,465
2013	16.208524	21.531972	32.84%	9,465
2012	14.007057	16.208524	15.72%	9,465
2011	13.379008	14.007057	4.69%	9,465
2010	12.017076	13.379008	11.33%	9,603
2009	10.116705	12.017076	18.78%	9,613
2008	17.283642	10.116705	-41.47%	9,623
2007	16.700831	17.283642	3.49%	9,642
2006	14.463663	16.700831	15.47%	9,653
2005	14.009736	14.463663	3.24%	12,905
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.885431	34.286334	7.53%	7,061
2013	23.471632	31.885431	35.85%	7,747
2012	20.073992	23.471632	16.93%	9,231
2011	22.256871	20.073992	-9.81%	9,542
2010	17.813327	22.256871	24.95%	9,504
2009	12.651232	17.813327	40.80%	10,164
2008	19.949600	12.651232	-36.58%	6,211
2007	19.909680	19.949600	0.20%	4,904
2006	17.662779	19.909680	12.72%	4,219
2005	16.781895	17.662779	5.25%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.688194	13.956063	1.96%	17,551
2013	15.153413	13.688194	-9.67%	18,027
2012	14.297491	15.153413	5.99%	18,247
2011	12.962797	14.297491	10.30%	16,886
2010	12.493924	12.962797	3.75%	18,737
2009	11.485284	12.493924	8.78%	16,670
2008	11.824411	11.485284	-2.87%	10,904
2007	10.942140	11.824411	8.06%	6,721
2006	10.912644	10.942140	0.27%	5,904
2005	10.885870	10.912644	0.25%	5,471
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.970950	23.250756	10.87%	0
2013	15.682437	20.970950	33.72%	0
2012	13.882437	15.682437	12.97%	0
2011	13.674252	13.882437	1.52%	0
2010	12.167727	13.674252	12.38%	0
2009	10.467505	12.167727	16.24%	0
2008	16.248500	10.467505	-35.58%	0
2007	16.535366	16.248500	-1.73%	0
2006	14.341273	16.535366	15.30%	0
2005	13.901651	14.341273	3.16%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.668691	23.712676	14.73%	2,968
2013	16.120711	20.668691	28.21%	3,424
2012	14.053082	16.120711	14.71%	3,911
2011	14.358832	14.053082	-2.13%	4,581
2010	12.227487	14.358832	17.43%	4,554
2009	9.544165	12.227487	28.11%	5,387
2008	12.809491	9.544165	-25.49%	584
2007	13.301764	12.809491	-3.70%	780
2006	11.209308	13.301764	18.67%	0
2005*	10.000000	11.209308	12.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.245537	15.338093	0.61%	0
2013	13.500145	15.245537	12.93%	0
2012	12.438632	13.500145	8.53%	2,084
2011	13.078195	12.438632	-4.89%	2,084
2010	12.072012	13.078195	8.33%	2,084
2009*	10.000000	12.072012	20.72%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.234599	12.754025	4.25%	201
2013*	10.000000	12.234599	22.35%	215
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.004434	24.905780	3.75%	3,296
2013	17.283516	24.004434	38.89%	3,018
2012	15.129971	17.283516	14.23%	3,459
2011	15.243060	15.129971	-0.74%	5,514
2010	12.273737	15.243060	24.19%	7,752
2009	9.946220	12.273737	23.40%	4,878
2008	14.586751	9.946220	-31.81%	4,411
2007	14.877364	14.586751	-1.95%	3,546
2006	13.174239	14.877364	12.93%	3,546
2005	12.446927	13.174239	5.84%	3,546
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.901224	23.332829	11.63%	7,991
2013	16.078646	20.901224	29.99%	8,138
2012	14.107815	16.078646	13.97%	7,450
2011	14.065339	14.107815	0.30%	7,679
2010	12.441834	14.065339	13.05%	7,068
2009	10.000980	12.441834	24.41%	7,131
2008	16.166215	10.000980	-38.14%	9,247
2007	15.601559	16.166215	3.62%	9,281
2006	13.720176	15.601559	13.71%	14,773
2005	13.310244	13.720176	3.08%	15,561

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.624877	20.885783	6.43%	4,696
2013	16.456156	19.624877	19.26%	5,015
2012	15.138702	16.456156	8.70%	4,960
2011	14.104999	15.138702	7.33%	5,444
2010	12.421853	14.104999	13.55%	6,969
2009	10.296628	12.421853	20.64%	4,601
2008	14.844479	10.296628	-30.64%	4,664
2007	14.076541	14.844479	5.46%	4,514
2006	12.272357	14.076541	14.70%	5,546
2005	11.941818	12.272357	2.77%	9,610
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.954714	18.955544	0.00%	0
2013	12.956689	18.954714	46.29%	0
2012	10.917989	12.956689	18.67%	0
2011	12.871011	10.917989	-15.17%	0
2010	9.968478	12.871011	29.12%	0
2009	8.030745	9.968478	24.13%	0
2008	13.075498	8.030745	-38.58%	0
2007	14.933118	13.075498	-12.44%	0
2006	14.614713	14.933118	2.18%	0
2005	14.027267	14.614713	4.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.071973	9.997926	-0.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.808000	15.394882	-2.61%	0
2013	13.793504	15.808000	14.60%	0
2012	12.702003	13.793504	8.59%	0
2011	13.619222	12.702003	-6.73%	0
2010	12.210219	13.619222	11.54%	0
2009	10.922137	12.210219	11.79%	0
2008	15.734015	10.922137	-30.58%	0
2007	14.540458	15.734015	8.21%	0
2006	12.723424	14.540458	14.28%	0
2005	12.675650	12.723424	0.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	14.302516	14.612477	2.17%	551
2013	14.382943	14.302516	-0.56%	537
2012	13.315057	14.382943	8.02%	1,617
2011	13.226695	13.315057	0.67%	1,565
2010	12.375901	13.226695	6.87%	433
2009	10.435522	12.375901	18.59%	428
2008	11.436778	10.435522	-8.75%	507
2007	11.021700	11.436778	3.77%	0
2006	10.745289	11.021700	2.57%	0
2005	10.780020	10.745289	-0.32%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	15.035641	15.465121	2.86%	15,463
2013	13.457741	15.035641	11.72%	15,725
2012	12.219959	13.457741	10.13%	21,170
2011	12.433696	12.219959	-1.72%	16,135
2010	11.193130	12.433696	11.08%	17,585
2009	9.148930	11.193130	22.34%	9,692
2008	12.387169	9.148930	-26.14%	0
2007	11.576214	12.387169	7.01%	0
2006	10.702911	11.576214	8.16%	0
2005*	10.000000	10.702911	7.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.532319	16.034880	3.24%	218,452
2013	13.609100	15.532319	14.13%	223,771
2012	12.194817	13.609100	11.60%	233,335
2011	12.510431	12.194817	-2.52%	230,469
2010	11.086541	12.510431	12.84%	224,426
2009	8.738033	11.086541	26.88%	44,317
2008	13.174575	8.738033	-33.68%	4,337
2007	12.139095	13.174575	8.53%	0
2006	11.009831	12.139095	10.26%	0
2005*	10.000000	11.009831	10.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.185651	16.732995	3.38%	0
2013	13.507103	16.185651	19.83%	0
2012	11.881588	13.507103	13.68%	0
2011	12.388256	11.881588	-4.09%	0
2010	10.830343	12.388256	14.38%	0
2009	8.364914	10.830343	29.47%	0
2008	13.707750	8.364914	-38.98%	0
2007	12.503823	13.707750	9.63%	0
2006	11.218152	12.503823	11.46%	0
2005*	10.000000	11.218152	12.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.252144	17.436911	-13.90%	254
2013	16.528028	20.252144	22.53%	254
2012	15.989239	16.528028	3.37%	446
2011	17.087917	15.989239	-6.43%	2,453
2010	14.529425	17.087917	17.61%	2,065
2009	9.975249	14.529425	45.65%	2,137
2008	22.166660	9.975249	-55.00%	4,009
2007	15.421426	22.166660	43.74%	659
2006	13.397838	15.421426	15.10%	293
2005*	10.000000	13.397838	33.98%	293

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.440533	21.885542	7.07%	8,847
2013	16.201274	20.440533	26.17%	9,837
2012	14.023439	16.201274	15.53%	9,323
2011	14.115327	14.023439	-0.65%	24,025
2010	12.444718	14.115327	13.42%	22,566
2009	9.707619	12.444718	28.20%	24,560
2008	17.199037	9.707619	-43.56%	25,064
2007	17.207839	17.199037	-0.05%	19,838
2006	14.536795	17.207839	18.37%	18,738
2005	13.950611	14.536795	4.20%	17,405
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.775828	22.764038	9.57%	2,877
2013	15.477413	20.775828	34.23%	3,112
2012	13.707490	15.477413	12.91%	2,715
2011	13.892186	13.707490	-1.33%	9,720
2010	11.363488	13.892186	22.25%	9,937
2009	8.997112	11.363488	26.30%	5,451
2008	17.300364	8.997112	-47.99%	4,524
2007	13.839777	17.300364	25.00%	3,072
2006	13.156847	13.839777	5.19%	2,937
2005	12.634427	13.156847	4.13%	2,950
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	14.167846	14.769242	4.24%	57,275
2013	14.657541	14.167846	-3.34%	57,948
2012	14.063004	14.657541	4.23%	52,822
2011	13.311254	14.063004	5.65%	55,661
2010	12.540044	13.311254	6.15%	62,454
2009	11.003103	12.540044	13.97%	73,207
2008	11.547758	11.003103	-4.72%	57,379
2007	11.241547	11.547758	2.72%	57,565
2006	10.936801	11.241547	2.79%	8,593
2005	10.874412	10.936801	0.57%	5,540
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.806190	36.425827	4.65%	17,623
2013	25.954620	34.806190	34.10%	18,461
2012	22.954492	25.954620	13.07%	21,482
2011	26.087470	22.954492	-12.01%	27,299
2010	20.557277	26.087470	26.90%	27,410
2009	14.903544	20.557277	37.94%	25,378
2008	25.003009	14.903544	-40.39%	24,070
2007	21.965041	25.003009	13.83%	18,142
2006	19.798013	21.965041	10.95%	16,990
2005	16.995970	19.798013	16.49%	17,496

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.332706	21.118649	-9.49%	499
2013	18.161281	23.332706	28.48%	676
2012	15.285985	18.161281	18.81%	676
2011	18.735786	15.285985	-18.41%	4,118
2010	16.824001	18.735786	11.36%	3,442
2009	13.504631	16.824001	24.58%	0
2008	24.416133	13.504631	-44.69%	0
2007	21.135251	24.416133	15.52%	0
2006	18.181518	21.135251	16.25%	0
2005	15.507540	18.181518	17.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.377233	28.781239	5.13%	0
2013	21.306492	27.377233	28.49%	0
2012	16.989563	21.306492	25.41%	0
2011	18.923114	16.989563	-10.22%	0
2010	15.175304	18.923114	24.70%	0
2009	9.783612	15.175304	55.11%	0
2008	20.348861	9.783612	-51.92%	295
2007	19.554352	20.348861	4.06%	783
2006	17.077400	19.554352	14.50%	819
2005	16.891777	17.077400	1.10%	928
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.474214	12.662697	1.51%	2,839
2013	10.211201	12.474214	22.16%	2,954
2012	8.970568	10.211201	13.83%	3,676
2011	9.230806	8.970568	-2.82%	3,812
2010	8.482528	9.230806	8.82%	4,152
2009	6.598185	8.482528	28.56%	4,155
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.867410	15.351469	3.26%	0
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
2011	11.765995	11.890259	1.06%	0
2010	10.580086	11.765995	11.21%	0
2009	7.905422	10.580086	33.83%	0
2008	11.386418	7.905422	-30.57%	0
2007	11.119465	11.386418	2.40%	0
2006*	10.000000	11.119465	11.19%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.452912	24.094137	7.31%	7,357
2013	17.540830	22.452912	28.00%	7,403
2012	15.873636	17.540830	10.50%	8,403
2011	15.172106	15.873636	4.62%	12,044
2010	12.741440	15.172106	19.08%	16,152
2009	11.001173	12.741440	15.82%	16,538
2008	15.289716	11.001173	-28.05%	16,765
2007	15.920098	15.289716	-3.96%	24,361
2006	13.771163	15.920098	15.60%	24,827
2005	13.489822	13.771163	2.09%	30,854
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.171545	30.941984	-0.74%	12,241
2013	23.181387	31.171545	34.47%	12,276
2012	19.839372	23.181387	16.85%	13,573
2011	20.885506	19.839372	-5.01%	19,900
2010	16.502884	20.885506	26.56%	18,787
2009	12.945746	16.502884	27.48%	23,857
2008	19.581863	12.945746	-33.89%	12,860
2007	20.324935	19.581863	-3.66%	11,460
2006	17.602739	20.324935	15.46%	11,306
2005	16.396455	17.602739	7.36%	10,626
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.346778	-6.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.009175	21.059109	-12.29%	9,704
2013	19.781388	24.009175	21.37%	0
2012	16.951725	19.781388	16.69%	0
2011	19.218456	16.951725	-11.79%	0
2010	17.961464	19.218456	7.00%	0
2009	13.279114	17.961464	35.26%	0
2008	22.566021	13.279114	-41.15%	809
2007	19.803722	22.566021	13.95%	876
2006	16.520861	19.803722	19.87%	895
2005	15.192889	16.520861	8.74%	895
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.753776	9.803446	0.51%	536
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.908546	10.235413	3.30%	0
2013*	10.000000	9.908546	-0.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.293134	11.321978	-7.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
2011	11.288956	11.040989	-2.20%	0
2010*	10.000000	11.288956	12.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.309187	14.209216	6.76%	230
2013	9.645820	13.309187	37.98%	268
2012*	10.000000	9.645820	-3.54%	314
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.627093	12.982605	2.82%	115
2013	9.958708	12.627093	26.79%	126
2012*	10.000000	9.958708	-0.41%	154
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.132793	13.959072	6.29%	6,000
2013	9.740391	13.132793	34.83%	7,871
2012*	10.000000	9.740391	-2.60%	9,215
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.928545	15.828728	-6.50%	0
2013	13.706700	16.928545	23.51%	0
2012	11.653053	13.706700	17.62%	133
2011	12.723062	11.653053	-8.41%	1,033
2010	11.861523	12.723062	7.26%	1,033
2009*	10.000000	11.861523	18.62%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.795395	11.863786	0.58%	0
2013	10.815203	11.795395	9.06%	0
2012*	10.000000	10.815203	8.15%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.912192	13.747250	6.47%	0
2013	10.068050	12.912192	28.25%	0
2012*	10.000000	10.068050	0.68%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.621166	23.098171	6.83%	639
2013	18.284959	21.621166	18.25%	687
2012	16.340778	18.284959	11.90%	687
2011	16.334227	16.340778	0.04%	332
2010	15.306463	16.334227	6.71%	1,056
2009	12.348885	15.306463	23.95%	1,086
2008	14.905415	12.348885	-17.15%	1,259
2007	13.694031	14.905415	8.85%	0
2006	12.565239	13.694031	8.98%	0
2005	11.824420	12.565239	6.27%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.554874	14.511535	7.06%	11,206
2013	10.492598	13.554874	29.19%	11,755
2012	8.583266	10.492598	22.24%	12,224
2011	9.344776	8.583266	-8.15%	14,023
2010	8.891677	9.344776	5.10%	13,466
2009	6.169744	8.891677	44.12%	10,877
2008	11.224905	6.169744	-45.04%	9,920
2007	8.324005	11.224905	34.85%	839
2006	7.728765	8.324005	7.70%	0
2005	6.956739	7.728765	11.10%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.291940	7.869904	7.93%	846
2013	5.456761	7.291940	33.63%	846
2012	4.640225	5.456761	17.60%	846
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.991014	12.138000	-13.24%	979
2013	12.403811	13.991014	12.80%	979
2012	11.103975	12.403811	11.71%	1,189
2011	16.626889	11.103975	-33.22%	0
2010	13.474671	16.626889	23.39%	0
2009	7.623805	13.474671	76.74%	0
2008	16.169774	7.623805	-52.85%	0
2007	12.798004	16.169774	26.35%	0
2006	8.842730	12.798004	44.73%	0
2005	6.790064	8.842730	30.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.842810	9.264351	-5.88%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.199527	26.321762	8.77%	25,741
2013	18.081786	24.199527	33.83%	27,674
2012	15.809554	18.081786	14.37%	30,524
2011	16.092409	15.809554	-1.76%	38,673
2010	14.659938	16.092409	9.77%	39,189
2009	12.129743	14.659938	20.86%	42,120
2008	18.272661	12.129743	-33.62%	8,858
2007	17.207931	18.272661	6.19%	3,680
2006	14.467296	17.207931	18.94%	3,111
2005	13.767014	14.467296	5.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.022071	14.994719	-0.18%	1,557
2013	11.924574	15.022071	25.98%	1,542
2012	10.421665	11.924574	14.42%	1,694
2011	10.749702	10.421665	-3.05%	1,711
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	13.023906	14.273964	9.60%	2,963
2013	10.196613	13.023906	27.73%	3,031
2012	9.079969	10.196613	12.30%	3,073
2011*	10.000000	9.079969	-9.20%	1,351
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.232022	22.554556	11.48%	10,057
2013	15.567756	20.232022	29.96%	11,444
2012	13.782314	15.567756	12.95%	12,167
2011	13.895869	13.782314	-0.82%	12,578
2010	12.442424	13.895869	11.68%	15,051
2009*	10.000000	12.442424	24.42%	715
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.167869	14.681544	3.63%	995,665
2013	11.643296	14.167869	21.68%	1,011,426
2012	10.194744	11.643296	14.21%	1,042,752
2011	10.233657	10.194744	-0.38%	1,137,445
2010	9.256045	10.233657	10.56%	1,194,844
2009	7.598753	9.256045	21.81%	828,687
2008	10.963349	7.598753	-30.69%	157,303
2007	10.465796	10.963349	4.75%	74,022
2006*	10.000000	10.465796	4.66%	10,721

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.371131	11.782059	3.61%	230,686
2013	11.825276	11.371131	-3.84%	230,843
2012	11.414478	11.825276	3.60%	228,060
2011	10.938320	11.414478	4.35%	218,963
2010	10.456028	10.938320	4.61%	220,358
2009	9.446067	10.456028	10.69%	165,172
2008	10.618787	9.446067	-11.04%	54,408
2007	10.447849	10.618787	1.64%	12,744
2006*	10.000000	10.447849	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.449373	15.528434	0.51%	10,969
2013	12.167775	15.449373	26.97%	12,038
2012	10.098071	12.167775	20.50%	15,234
2011	11.281017	10.098071	-10.49%	17,384
2010	10.269056	11.281017	9.85%	16,665
2009	7.347487	10.269056	39.76%	14,427
2008	12.131768	7.347487	-39.44%	6,717
2007	10.748441	12.131768	12.87%	648
2006*	10.000000	10.748441	7.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.922005	14.849473	6.66%	17,282
2013	10.882845	13.922005	27.93%	18,380
2012	9.392119	10.882845	15.87%	22,410
2011	9.983628	9.392119	-5.92%	24,131
2010	8.558038	9.983628	16.66%	24,169
2009	6.247751	8.558038	36.98%	25,332
2008	11.347156	6.247751	-44.94%	21,033
2007	10.274872	11.347156	10.44%	5,185
2006*	10.000000	10.274872	2.75%	558
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.392386	13.482238	8.79%	213,534
2013	9.442516	12.392386	31.24%	229,798
2012	8.172677	9.442516	15.54%	288,730
2011	8.469447	8.172677	-3.50%	303,058
2010	7.732300	8.469447	9.53%	309,894
2009	5.994429	7.732300	28.99%	219,972
2008	9.806149	5.994429	-38.87%	67,020
2007*	10.000000	9.806149	-1.94%	12,891

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.200477	21.458525	1.22%	62
2013	20.060956	21.200477	5.68%	63
2012	17.743006	20.060956	13.06%	63
2011	17.315116	17.743006	2.47%	192
2010	15.503674	17.315116	11.68%	192
2009	10.758849	15.503674	44.10%	193
2008	15.137562	10.758849	-28.93%	194
2007	14.871846	15.137562	1.79%	195
2006	13.622705	14.871846	9.17%	196
2005	13.480743	13.622705	1.05%	197
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.772500	25.557890	7.51%	11,171
2013	17.801528	23.772500	33.54%	12,256
2012	15.263091	17.801528	16.63%	13,611
2011	15.868257	15.263091	-3.81%	16,716
2010	13.926149	15.868257	13.95%	17,616
2009	11.000020	13.926149	26.60%	13,816
2008	17.752445	11.000020	-38.04%	11,828
2007	18.469006	17.752445	-3.88%	28,107
2006	16.192125	18.469006	14.06%	8,019
2005	15.781205	16.192125	2.60%	5,854
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.513978	13.161469	5.17%	4,825
2013	8.833333	12.513978	41.67%	5,111
2012	7.660316	8.833333	15.31%	5,766
2011	8.784988	7.660316	-12.80%	6,343
2010	7.713805	8.784988	13.89%	5,900
2009	5.109337	7.713805	50.97%	5,850
2008*	10.000000	5.109337	-48.91%	1,576
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.886551	15.146489	9.07%	25,808
2013	10.154564	13.886551	36.75%	29,422
2012	9.237127	10.154564	9.93%	33,533
2011	9.674479	9.237127	-4.52%	43,227
2010	7.932740	9.674479	21.96%	44,430
2009	6.122656	7.932740	29.56%	63,856
2008*	10.000000	6.122656	-38.77%	66,730
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	20,531
2010	8.106439	9.197754	13.46%	20,531
2009	6.357162	8.106439	27.52%	20,531
2008*	10.000000	6.357162	-36.43%	20,531

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.327993	12.690633	2.94%	751,097
2013	10.893639	12.327993	13.17%	823,044
2012	9.938199	10.893639	9.61%	823,924
2011	10.206099	9.938199	-2.62%	846,477
2010	9.365872	10.206099	8.97%	860,550
2009	7.919500	9.365872	18.26%	458,124
2008*	10.000000	7.919500	-20.81%	653
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.515531	12.933092	3.34%	606,454
2013	10.458384	12.515531	19.67%	610,877
2012	9.324356	10.458384	12.16%	629,973
2011	9.784260	9.324356	-4.70%	627,167
2010	8.820316	9.784260	10.93%	643,173
2009	7.197326	8.820316	22.55%	316,792
2008*	10.000000	7.197326	-28.03%	18,147
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.730417	11.964218	1.99%	208,405
2013	11.326218	11.730417	3.57%	225,828
2012	10.675245	11.326218	6.10%	231,823
2011	10.665062	10.675245	0.10%	282,036
2010	10.117462	10.665062	5.41%	275,397
2009	9.069797	10.117462	11.55%	185,812
2008*	10.000000	9.069797	-9.30%	14,320
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.964383	10.931527	-0.30%	0
2013*	10.000000	10.964383	9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.426087	12.825049	3.21%	817,462
2013	10.686963	12.426087	16.27%	851,681
2012	9.636061	10.686963	10.91%	899,338
2011	9.995903	9.636061	-3.60%	956,854
2010	9.093523	9.995903	9.92%	946,600
2009	7.555141	9.093523	20.36%	442,396
2008*	10.000000	7.555141	-24.45%	39,643

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.463956	12.863113	3.20%	272,479
2013	10.161260	12.463956	22.66%	271,269
2012	8.984882	10.161260	13.09%	283,285
2011	9.549068	8.984882	-5.91%	284,431
2010	8.538248	9.549068	11.84%	274,559
2009	6.834262	8.538248	24.93%	230,183
2008*	10.000000	6.834262	-31.66%	69,875
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.177203	12.509532	2.73%	262,260
2013	11.091106	12.177203	9.79%	273,935
2012	10.211873	11.091106	8.61%	316,718
2011	10.374143	10.211873	-1.56%	283,755
2010	9.639911	10.374143	7.62%	295,480
2009	8.299494	9.639911	16.15%	198,872
2008*	10.000000	8.299494	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.939941	12.336118	3.32%	19,469
2013	12.360305	11.939941	-3.40%	20,576
2012	11.651623	12.360305	6.08%	18,898
2011	11.111502	11.651623	4.86%	23,236
2010	10.543220	11.111502	5.39%	26,068
2009	9.836975	10.543220	7.18%	32,331
2008*	10.000000	9.836975	-1.63%	946
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.913677	13.368004	3.52%	3,194
2013	13.357432	12.913677	-3.32%	3,161
2012	12.634477	13.357432	5.72%	2,731
2011	12.070481	12.634477	4.67%	2,811
2010	11.311614	12.070481	6.71%	3,260
2009	9.842789	11.311614	14.92%	1,548
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.075590	29.844449	-6.96%	137
2013	32.359269	32.075590	-0.88%	0
2012	28.024872	32.359269	15.47%	0
2011	36.682636	28.024872	-23.60%	0
2010	32.063370	36.682636	14.41%	0
2009	19.918994	32.063370	60.97%	0
2008	47.971861	19.918994	-58.48%	0
2007	33.477761	47.971861	43.29%	0
2006	24.881631	33.477761	34.55%	0
2005	19.049500	24.881631	30.62%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2014	55.956777	57.752811	3.21%	183,655
2013	59.090227	55.956777	-5.30%	3,050
2012	58.094578	59.090227	1.71%	3,171
2011	54.876337	58.094578	5.86%	3,125
2010	53.061772	54.876337	3.42%	3,934
2009	52.353164	53.061772	1.35%	5,345
2008	49.241453	52.353164	6.32%	5,481
2007	46.560513	49.241453	5.76%	5,638
2006	45.646904	46.560513	2.00%	604
2005	44.784890	45.646904	1.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2014	56.104961	57.905756	3.21%	236,194
2013	59.246711	56.104961	-5.30%	4,252
2012	58.248425	59.246711	1.71%	3,657
2011	55.021654	58.248425	5.86%	4,185
2010	53.202285	55.021654	3.42%	4,785
2009	52.491801	53.202285	1.35%	6,151
2008	49.371850	52.491801	6.32%	6,499
2007	46.683808	49.371850	5.76%	4,643
2006	45.767774	46.683808	2.00%	63
2005	44.903489	45.767774	1.92%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.120905	8.937541	-2.01%	5,382
2013	7.860500	9.120905	16.03%	6,019
2012	6.911842	7.860500	13.73%	6,067
2011	7.780782	6.911842	-11.17%	6,139
2010	6.976101	7.780782	11.53%	4,294
2009	5.459968	6.976101	27.77%	4,379
2008*	10.000000	5.459968	-45.40%	6,084
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.629783	9.842403	-7.41%	305
2013	8.899785	10.629783	19.44%	296
2012	7.628054	8.899785	16.67%	331
2011	8.867807	7.628054	-13.98%	340
2010	8.365616	8.867807	6.00%	356
2009	6.590334	8.365616	26.94%	295
2008	11.733135	6.590334	-43.83%	0
2007	10.868126	11.733135	7.96%	0
2006*	10.000000	10.868126	8.68%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.689197	19.365849	3.62%	8,237
2013	14.880689	18.689197	25.59%	8,339
2012	13.008386	14.880689	14.39%	11,376
2011	13.718712	13.008386	-5.18%	16,123
2010	12.125482	13.718712	13.14%	16,680
2009	9.657744	12.125482	25.55%	17,602
2008	15.493447	9.657744	-37.67%	13,401
2007	14.815857	15.493447	4.57%	13,275
2006	12.843911	14.815857	15.35%	12,274
2005	12.056354	12.843911	6.53%	1,948
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.051921	15.537445	3.23%	123,891
2013	13.445256	15.051921	11.95%	123,439
2012	12.453829	13.445256	7.96%	163,434
2011	12.506867	12.453829	-0.42%	167,027
2010	11.539047	12.506867	8.39%	179,747
2009*	10.000000	11.539047	15.39%	90,016
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.091735	17.748766	3.84%	233,603
2013	14.491720	17.091735	17.94%	259,189
2012	13.080661	14.491720	10.79%	266,934
2011	13.377772	13.080661	-2.22%	194,661
2010	12.098401	13.377772	10.57%	189,601
2009*	10.000000	12.098401	20.98%	70,739
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.824513	14.175624	2.54%	141,298
2013	13.361029	13.824513	3.47%	151,973
2012	12.871264	13.361029	3.81%	177,455
2011	12.669107	12.871264	1.60%	175,708
2010	12.121663	12.669107	4.52%	151,717
2009	11.258535	12.121663	7.67%	102,502
2008	12.137877	11.258535	-7.24%	19,118
2007	11.670602	12.137877	4.00%	14,433
2006	11.137379	11.670602	4.79%	2,251
2005	10.922479	11.137379	1.97%	3,788
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.707801	17.344999	3.81%	444,899
2013	14.514442	16.707801	15.11%	438,966
2012	13.271179	14.514442	9.37%	436,007
2011	13.451045	13.271179	-1.34%	474,225
2010	12.287158	13.451045	9.47%	490,587
2009	10.449446	12.287158	17.59%	371,753
2008	13.784623	10.449446	10.45%	0
2007	13.219043	13.784623	4.28%	111,140
2006	12.027221	13.219043	9.91%	51,394
2005	11.567029	12.027221	3.98%	25,613
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.021349	18.668782	3.59%	64,558
2013	14.919941	18.021349	20.79%	53,762
2012	13.288387	14.919941	12.28%	61,005
2011	13.755584	13.288387	-3.40%	64,125
2010	12.351443	13.755584	11.37%	67,262
2009	10.060199	12.351443	22.78%	73,953
2008	14.856478	10.060199	10.06%	0
2007	14.181041	14.856478	4.76%	41,350
2006	12.543415	14.181041	13.06%	24,545
2005	11.868786	12.543415	5.68%	8,055
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.509387	16.033270	3.38%	67,207
2013	14.221146	15.509387	9.06%	65,423
2012	13.336642	14.221146	6.63%	67,761
2011	13.238865	13.336642	0.74%	70,720
2010	12.360498	13.238865	7.11%	120,619
2009	10.931514	12.360498	13.07%	104,463
2008	13.036813	10.931514	-16.15%	5,407
2007	12.478314	13.036813	4.48%	5,257
2006	11.660102	12.478314	7.02%	5,327
2005	11.306072	11.660102	3.13%	3,345
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.945809	22.443641	7.15%	36,490
2013	15.571403	20.945809	34.51%	39,052
2012	13.322678	15.571403	16.88%	41,551
2011	13.843186	13.322678	-3.76%	47,259
2010	12.924657	13.843186	7.11%	52,198
2009*	10.000000	12.924657	29.25%	1,896
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.140998	1.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.353753	27.381525	8.00%	2,568
2013	19.306983	25.353753	31.32%	2,611
2012	16.652215	19.306983	15.94%	2,222
2011	17.311562	16.652215	-3.81%	3,274
2010	13.897916	17.311562	24.56%	5,742
2009	10.296447	13.897916	34.98%	6,374
2008	16.419290	10.296447	-37.29%	8,035
2007	15.467452	16.419290	6.15%	8,581
2006	14.260369	15.467452	8.46%	9,929
2005	12.888304	14.260369	10.65%	10,618
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	26.657539	26.310999	-1.30%	15,981
2013	27.008645	26.657539	-1.30%	12,028
2012	27.365352	27.008645	-1.30%	12,976
2011	27.724772	27.365352	-1.30%	8,254
2010	28.089898	27.724772	-1.30%	8,555
2009	28.447935	28.089898	-1.26%	10,136
2008	28.242616	28.447935	0.73%	9,661
2007	27.307869	28.242616	3.42%	6,300
2006	26.467505	27.307869	3.18%	139
2005	26.118303	26.467505	1.34%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.485835	17.928782	2.53%	8,874
2013	17.917617	17.485835	-2.41%	11,269
2012	16.173014	17.917617	10.79%	10,309
2011	15.524248	16.173014	4.18%	10,207
2010	14.222830	15.524248	9.15%	11,956
2009	11.585572	14.222830	22.76%	12,944
2008	14.192221	11.585572	-18.37%	8,284
2007	13.744499	14.192221	3.26%	2,071
2006	13.282416	13.744499	3.48%	1,097
2005	13.169765	13.282416	0.86%	1,136
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.134515	10.841177	-2.63%	29,802
2013	9.317313	11.134515	19.50%	29,215
2012	8.171995	9.317313	14.02%	30,967
2011	9.161036	8.171995	-10.80%	38,687
2010	8.155696	9.161036	12.33%	37,219
2009	6.071023	8.155696	34.34%	50,847
2008*	10.000000	6.071023	-39.29%	51,279

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.723427	15.800174	-10.85%	13,496
2013	14.834241	17.723427	19.48%	0
2012	12.840941	14.834241	15.52%	0
2011	15.564500	12.840941	-17.50%	0
2010	14.891566	15.564500	4.52%	0
2009	11.649954	14.891566	27.83%	0
2008	22.054335	11.649954	-47.18%	0
2007	21.757132	22.054335	1.37%	0
2006	18.008566	21.757132	20.82%	0
2005	16.321407	18.008566	10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.312694	14.473087	8.72%	11,139
2013	10.034666	13.312694	32.67%	13,425
2012	8.754200	10.034666	14.63%	13,061
2011	9.165548	8.754200	-4.49%	18,425
2010	8.049864	9.165548	13.86%	19,455
2009	6.305181	8.049864	27.67%	31,465
2008*	10.000000	6.305181	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.626278	13.738665	8.81%	17,168
2013	9.474025	12.626278	33.27%	17,647
2012	8.163084	9.474025	16.06%	18,368
2011	8.806953	8.163084	-7.31%	22,195
2010	7.914167	8.806953	11.28%	22,021
2009	6.293303	7.914167	25.76%	14,485
2008*	10.000000	6.293303	-37.07%	823
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.164867	14.500762	2.37%	13,942
2013	10.354080	14.164867	36.80%	13,824
2012	9.150703	10.354080	13.15%	16,340
2011	9.702858	9.150703	-5.69%	24,904
2010	7.773151	9.702858	24.83%	23,848
2009	6.215523	7.773151	25.06%	26,299
2008*	10.000000	6.215523	-37.84%	20,578
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.101350	17.441873	15.50%	13,630
2013	11.276879	15.101350	33.91%	14,464
2012	9.820513	11.276879	14.83%	16,799
2011	10.186047	9.820513	-3.59%	21,319
2010	8.626530	10.186047	18.08%	21,452
2009	6.698993	8.626530	28.77%	26,765
2008*	10.000000	6.698993	-33.01%	38,238

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.111083	21.365507	1.21%	2,533
2013	14.858613	21.111083	42.08%	2,509
2012	13.311867	14.858613	11.62%	2,601
2011	13.604002	13.311867	-2.15%	2,709
2010	11.017236	13.604002	23.48%	2,714
2009	8.776368	11.017236	25.53%	2,592
2008	16.632192	8.776368	0.00%	2,007
2007	15.390318	16.632192	8.07%	0
2006	15.140488	15.390318	1.65%	0
2005	14.237962	15.140488	6.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.657604	32.306150	5.38%	814
2013	22.182797	30.657604	38.20%	1,331
2012	18.682235	22.182797	18.74%	1,165
2011	20.019528	18.682235	-6.68%	864
2010	16.037243	20.019528	24.83%	893
2009	12.909942	16.037243	24.22%	685
2008	19.320964	12.909942	-33.18%	0
2007	21.102377	19.320964	-8.44%	0
2006	18.258013	21.102377	15.58%	0
2005	17.997246	18.258013	1.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.022648	28.804598	-0.75%	9,691
2013	20.921043	29.022648	38.72%	9,591
2012	18.396109	20.921043	13.73%	10,400
2011	19.786128	18.396109	-7.03%	10,626
2010	16.039863	19.786128	23.36%	10,631
2009	12.088947	16.039863	32.68%	10,555
2008	19.869164	12.088947	-39.16%	14,778
2007	19.757971	19.869164	0.56%	13,719
2006	17.912423	19.757971	10.30%	10,506
2005	16.202371	17.912423	10.55%	10,566
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.885193	20.842235	10.36%	15,791
2013	14.629438	18.885193	29.09%	17,135
2012	13.019696	14.629438	12.36%	18,753
2011	13.141121	13.019696	-0.92%	26,517
2010	11.759147	13.141121	11.75%	27,494
2009	9.488976	11.759147	23.92%	38,473
2008	16.465810	9.488976	-42.37%	47,044
2007	15.463284	16.465810	6.48%	37,890
2006	13.815048	15.463284	11.93%	4,051
2005	13.075974	13.815048	5.65%	734

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.165751	14.173227	26.93%	1,008
2013	11.015389	11.165751	1.37%	1,050
2012	9.656214	11.015389	14.08%	1,925
2011	9.217325	9.656214	4.76%	7,932
2010	7.193460	9.217325	28.13%	9,087
2009	5.584230	7.193460	28.82%	9,158
2008*	10.000000	5.584230	-44.16%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.698844	13.056769	11.61%	2,024
2013*	10.000000	11.698844	16.99%	762
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.632633	10.546244	-0.81%	16,222
2013	10.761332	10.632633	-1.20%	17,787
2012	10.532312	10.761332	2.17%	16,421
2011	10.533921	10.532312	-0.02%	15,178
2010	10.420495	10.533921	1.09%	16,110
2009	9.856957	10.420495	5.72%	13,063
2008*	10.000000	9.856957	-1.43%	1,956
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.397851	14.866112	-9.34%	26,282
2013	13.833939	16.397851	18.53%	26,147
2012	11.723024	13.833939	18.01%	28,273
2011	13.562540	11.723024	-13.56%	34,398
2010	12.921098	13.562540	4.96%	32,297
2009*	10.000000	12.921098	29.21%	43,010
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	23.183057	23.021249	-0.70%	9,569
2013	23.344417	23.183057	-0.69%	10,238
2012	22.611361	23.344417	3.24%	9,646
2011	22.842396	22.611361	-1.01%	11,318
2010	21.981507	22.842396	3.92%	11,998
2009	19.651990	21.981507	11.85%	16,370
2008	22.999418	19.651990	-14.55%	24,510
2007	22.242677	22.999418	3.40%	20,475
2006	21.626126	22.242677	2.85%	1,307
2005	21.598449	21.626126	0.13%	76

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.523513	18.917237	2.13%	11
2013	12.868928	18.523513	43.94%	11
2012	11.981876	12.868928	7.40%	11
2011	12.269485	11.981876	-2.34%	0
2010	10.392832	12.269485	18.06%	0
2009	8.577906	10.392832	21.16%	0
2008	14.359125	8.577906	-40.26%	0
2007	14.474772	14.359125	-0.80%	4,657
2006	13.933135	14.474772	3.89%	4,657
2005	13.718625	13.933135	1.56%	4,657
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	23.069009	25.132971	8.95%	0
2013	16.985599	23.069009	35.82%	0
2012	15.507217	16.985599	9.53%	0
2011	16.210401	15.507217	-4.34%	0
2010	13.368410	16.210401	21.26%	0
2009	10.305753	13.368410	29.72%	0
2008	17.242756	10.305753	-40.23%	0
2007	16.235057	17.242756	6.21%	40,550
2006	14.466052	16.235057	12.23%	3,640
2005	13.715555	14.466052	5.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.359465	27.558987	0.73%	10,229
2013	21.828079	27.359465	25.34%	8,101
2012	18.285326	21.828079	19.37%	8,101
2011	20.252670	18.285326	-9.71%	9,054
2010	17.734389	20.252670	14.20%	12,269
2009	12.893714	17.734389	37.54%	11,854
2008	21.893774	12.893714	-41.11%	12,386
2007	20.912021	21.893774	4.69%	12,396
2006	18.052172	20.912021	15.84%	12,520
2005	16.034748	18.052172	12.58%	12,526
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.983036	10.098751	1.16%	0
2013	10.151777	9.983036	-1.66%	0
2012*	10.000000	10.151777	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.034020	-9.66%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.386676	22.214411	8.97%	17,342
2013	15.714632	20.386676	29.73%	20,690
2012	13.654221	15.714632	15.09%	22,103
2011	13.877335	13.654221	-1.61%	30,186
2010	12.138929	13.877335	14.32%	33,053
2009	9.608895	12.138929	26.33%	41,570
2008	15.862795	9.608895	-39.42%	41,717
2007	15.432190	15.862795	2.79%	35,682
2006	13.624187	15.432190	13.27%	6,679
2005	13.053733	13.624187	4.37%	3,249
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.377745	33.477218	10.20%	2,162
2013	21.886628	30.377745	38.80%	2,543
2012	18.845528	21.886628	16.14%	3,048
2011	19.559328	18.845528	-3.65%	3,573
2010	16.103843	19.559328	21.46%	3,522
2009	11.919654	16.103843	35.10%	3,124
2008	19.480088	11.919654	-38.81%	12,189
2007	20.016715	19.480088	-2.68%	7,246
2006	17.687066	20.016715	13.17%	752
2005	16.332647	17.687066	8.29%	123
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.497838	10.408498	-0.85%	0
2013	10.624494	10.497838	-1.19%	0
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.155270	9.163182	0.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.648781	11.583367	-0.56%	21,760
2013	11.829684	11.648781	-1.53%	21,865
2012	11.334165	11.829684	4.37%	20,065
2011	11.368465	11.334165	-0.30%	20,744
2010	10.950340	11.368465	3.82%	22,251
2009*	10.000000	10.950340	9.50%	21,088

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.452058	10.746116	2.81%	692
2013	10.811694	10.452058	-3.33%	726
2012	10.004024	10.811694	8.07%	707
2011*	10.000000	10.004024	0.04%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.306253	21.100457	9.29%	0
2013	14.416880	19.306253	33.91%	0
2012	12.260822	14.416880	17.58%	0
2011	13.026596	12.260822	-5.88%	0
2010	11.539009	13.026596	12.89%	0
2009	9.006084	11.539009	28.12%	0
2008	14.884906	9.006084	-39.50%	0
2007	16.051376	14.884906	-7.27%	0
2006	14.029907	16.051376	14.41%	0
2005	13.507943	14.029907	3.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	20.021526	18.421867	-7.99%	0
2013	15.838997	20.021526	26.41%	0
2012	13.163206	15.838997	20.33%	0
2011	16.055146	13.163206	-18.01%	0
2010	14.784222	16.055146	8.60%	0
2009	12.018385	14.784222	23.01%	0
2008	21.725661	12.018385	-44.68%	0
2007	20.313744	21.725661	6.95%	0
2006	16.113855	20.313744	26.06%	0
2005	14.550645	16.113855	10.74%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	21.409129	23.184966	8.29%	0
2013	15.091956	21.409129	41.86%	0
2012	13.386531	15.091956	12.74%	0
2011	16.509256	13.386531	-18.91%	0
2010	13.846699	16.509256	19.23%	0
2009	8.559701	13.846699	61.77%	0
2008	13.773061	8.559701	-37.85%	0
2007	13.225376	13.773061	4.14%	0
2006	12.708328	13.225376	4.07%	0
2005	12.181758	12.708328	4.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.066684	28.580474	29.52%	0
2013	14.854028	22.066684	48.56%	0
2012	11.488675	14.854028	29.29%	0
2011	10.544560	11.488675	8.95%	0
2010*	10.000000	10.544560	5.45%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.541506	13.314953	6.17%	0
2013	12.780843	12.541506	-1.87%	0
2012	11.859357	12.780843	7.77%	0
2011	11.399186	11.859357	4.04%	0
2010	10.808042	11.399186	5.47%	0
2009	10.011286	10.808042	7.96%	0
2008	11.327507	10.011286	-11.62%	30,361
2007	10.908291	11.327507	3.84%	42,319
2006	10.671566	10.908291	2.22%	10,485
2005	10.402509	10.671566	2.59%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	22.468572	22.817456	1.55%	0
2013	24.949175	22.468572	-9.94%	0
2012	21.445035	24.949175	16.34%	0
2011	20.327356	21.445035	5.50%	0
2010	18.766847	20.327356	8.32%	0
2009	14.613419	18.766847	28.42%	0
2008	17.414657	14.613419	-16.09%	0
2007	16.584745	17.414657	5.00%	0
2006	15.164315	16.584745	9.37%	0
2005	13.700788	15.164315	10.68%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	53.536208	42.745337	-20.16%	84
2013	49.072107	53.536208	9.10%	84
2012	48.091591	49.072107	2.04%	84
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.494193	8.353783	-20.40%	0
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.293026	19.778099	2.51%	0
2013	13.974007	19.293026	38.06%	0
2012	11.760459	13.974007	18.82%	0
2011	12.614015	11.760459	-6.77%	0
2010*	10.000000	12.614015	26.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.654228	23.876779	-3.15%	1,188
2014	24.654228	23.876779	-3.15%	0
2013	16.626985	24.654228	48.28%	1,052
2012	15.617243	16.626985	6.47%	1,148
2011	16.584886	15.617243	-5.83%	0
2010	13.254565	16.584886	25.13%	1,338
2009	8.797681	13.254565	50.66%	1,032
2008	15.217233	8.797681	-42.19%	0
2007	13.547716	15.217233	12.32%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	11.015714	11.357105	3.10%	0
2013	9.725942	11.015714	13.26%	0
2012	8.644492	9.725942	12.51%	0
2011	9.444166	8.644492	-8.47%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.807215	14.389108	4.21%	0
2013	14.337861	13.807215	-3.70%	0
2012	13.692300	14.337861	4.71%	0
2011	12.807509	13.692300	6.91%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	22.859541	24.633499	7.76%	0
2013	17.225318	22.859541	32.71%	0
2012	14.900874	17.225318	15.60%	0
2011	14.247159	14.900874	4.59%	232
2010	12.809821	14.247159	11.22%	2,320
2009	10.795030	12.809821	18.66%	2,320
2008	18.461268	10.795030	-41.53%	2,088
2007	17.856937	18.461268	3.38%	3,636
2006	15.480541	17.856937	15.35%	3,730
2005	15.009864	15.480541	3.14%	3,835
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	32.699958	35.126554	7.42%	4,027
2013	24.095626	32.699958	35.71%	4,696
2012	20.628604	24.095626	16.81%	4,696
2011	22.894965	20.628604	-9.90%	4,696
2010	18.342594	22.894965	24.82%	2,729
2009	13.040332	18.342594	40.66%	670
2008	20.584087	13.040332	-36.65%	670
2007	20.563843	20.584087	0.10%	893
2006	18.261561	20.563843	12.61%	927
2005	17.368350	18.261561	5.14%	927
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.536422	13.787333	1.85%	2,457
2013	15.000600	13.536422	-9.76%	2,457
2012	14.167698	15.000600	5.88%	2,457
2011	12.858112	14.167698	10.18%	14,036
2010	12.405588	12.858112	3.65%	15,524
2009	11.415645	12.405588	8.67%	15,524
2008	11.764634	11.415645	-2.97%	14,496
2007	10.897925	11.764634	7.95%	12,360
2006	10.879541	10.897925	0.17%	12,504
2005	10.863822	10.879541	0.14%	13,947
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	22.343956	24.747936	10.76%	2,580
2013	16.726120	22.343956	33.59%	2,804
2012	14.821372	16.726120	12.85%	3,016
2011	14.613877	14.821372	1.42%	3,368
2010	13.017014	14.613877	12.27%	5,522
2009	11.209491	13.017014	16.12%	2,152
2008	17.417966	11.209491	-35.64%	2,152
2007	17.743553	17.417966	-1.83%	2,152
2006	15.404684	17.743553	15.18%	2,152
2005	14.947564	15.404684	3.06%	2,152

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.487919	23.481479	14.61%	2,634
2013	15.995919	20.487919	28.08%	2,869
2012	13.958477	15.995919	14.60%	3,090
2011	14.276613	13.958477	-2.23%	3,461
2010	12.169785	14.276613	17.31%	3,461
2009	9.508752	12.169785	27.99%	0
2008	12.774928	9.508752	-25.57%	0
2007	13.279416	12.774928	-3.80%	0
2006	11.201786	13.279416	18.55%	0
2005*	10.000000	11.201786	12.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.173580	15.250235	0.51%	0
2013	13.450045	15.173580	12.81%	0
2012	12.405078	13.450045	8.42%	0
2011	13.056117	12.405078	-4.99%	0
2010	12.063857	13.056117	8.23%	0
2009*	10.000000	12.063857	20.64%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.226317	12.732461	4.14%	0
2013*	10.000000	12.226317	22.26%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.722219	24.588023	3.65%	2,773
2013	17.097628	23.722219	38.75%	3,250
2012	14.982459	17.097628	14.12%	3,250
2011	15.109725	14.982459	-0.84%	3,549
2010	12.178690	15.109725	24.07%	3,549
2009	9.879210	12.178690	23.28%	1,646
2008	14.503198	9.879210	-31.88%	1,346
2007	14.807242	14.503198	-2.05%	1,397
2006	13.125399	14.807242	12.81%	1,397
2005	12.413331	13.125399	5.74%	2,594
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	22.529274	25.124808	11.52%	3,797
2013	17.348611	22.529274	29.86%	6,225
2012	15.237582	17.348611	13.85%	6,362
2011	15.207074	15.237582	0.20%	9,624
2010	13.465411	15.207074	12.93%	4,875
2009	10.834719	13.465411	24.28%	4,503
2008	17.531735	10.834719	-38.20%	8,356
2007	16.936638	17.531735	3.51%	8,357
2006	14.909312	16.936638	13.60%	8,425
2005	14.478475	14.909312	2.98%	9,732

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	21.329906	22.677370	6.32%	7,375
2013	17.904014	21.329906	19.13%	7,990
2012	16.487382	17.904014	8.59%	8,568
2011	15.377130	16.487382	7.22%	9,535
2010	13.555906	15.377130	13.43%	9,041
2009	11.248056	13.555906	20.52%	0
2008	16.232610	11.248056	-30.71%	0
2007	15.408556	16.232610	5.35%	0
2006	13.447233	15.408556	14.59%	0
2005	13.098276	13.447233	2.66%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	20.215855	20.196248	-0.10%	0
2013	13.832750	20.215855	46.14%	0
2012	11.668047	13.832750	18.55%	0
2011	13.769189	11.668047	-15.26%	0
2010	10.674896	13.769189	28.99%	0
2009	8.608565	10.674896	24.00%	0
2008	14.030554	8.608565	-38.64%	0
2007	16.040210	14.030554	-12.53%	0
2006	15.714074	16.040210	2.08%	0
2005	15.097688	15.714074	4.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.065127	9.981009	-0.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.924167	16.465170	-2.71%	0
2013	14.782407	16.924167	14.49%	0
2012	13.626497	14.782407	8.48%	0
2011	14.625268	13.626497	-6.83%	0
2010	13.125467	14.625268	11.43%	0
2009	11.752741	13.125467	11.68%	0
2008	16.947745	11.752741	-30.65%	0
2007	15.678084	16.947745	8.10%	0
2006	13.732760	15.678084	14.17%	0
2005	13.695033	13.732760	0.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.734133	14.017558	2.06%	721
2013	13.825382	13.734133	-0.66%	721
2012	12.811898	13.825382	7.91%	721
2011	12.739747	12.811898	0.57%	721
2010	11.932364	12.739747	6.77%	721
2009	10.071721	11.932364	18.47%	1,069
2008	11.049264	10.071721	-8.85%	1,206
2007	10.659108	11.049264	3.66%	2,812
2006	10.402291	10.659108	2.47%	2,849
2005	10.446467	10.402291	-0.42%	2,977

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.904171	15.314365	2.75%	0
2013	13.353585	14.904171	11.61%	0
2012	12.137701	13.353585	10.02%	0
2011	12.362512	12.137701	-1.82%	0
2010	11.140329	12.362512	10.97%	0
2009	9.115000	11.140329	22.22%	0
2008	12.353759	9.115000	-26.22%	0
2007	11.556756	12.353759	6.90%	0
2006	10.695724	11.556756	8.05%	0
2005*	10.000000	10.695724	6.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.396454	15.878515	3.13%	0
2013	13.503728	15.396454	14.02%	0
2012	12.112700	13.503728	11.48%	0
2011	12.438770	12.112700	-2.62%	0
2010	11.034212	12.438770	12.73%	0
2009	8.705603	11.034212	26.75%	0
2008	13.139021	8.705603	-33.74%	0
2007	12.118680	13.139021	8.42%	0
2006	11.002430	12.118680	10.15%	0
2005*	10.000000	11.002430	10.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	16.044076	16.569826	3.28%	0
2013	13.402528	16.044076	19.71%	0
2012	11.801584	13.402528	13.57%	0
2011	12.317292	11.801584	-4.19%	0
2010	10.779212	12.317292	14.27%	0
2009	8.333860	10.779212	29.34%	0
2008	13.670760	8.333860	-39.04%	0
2007	12.482803	13.670760	9.52%	0
2006	11.210612	12.482803	11.35%	0
2005*	10.000000	11.210612	12.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	20.074950	17.266811	-13.99%	277
2013	16.400030	20.074950	22.41%	277
2012	15.881541	16.400030	3.26%	277
2011	16.990007	15.881541	-6.52%	277
2010	14.460817	16.990007	17.49%	277
2009	9.938215	14.460817	45.51%	277
2008	22.106855	9.938215	-55.04%	277
2007	15.395506	22.106855	43.59%	0
2006	13.388857	15.395506	14.99%	0
2005*	10.000000	13.388857	33.89%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.846866	23.367594	6.96%	10,002
2013	17.333480	21.846866	26.04%	10,073
2012	15.018702	17.333480	15.41%	10,131
2011	15.132410	15.018702	-0.75%	11,352
2010	13.354933	15.132410	13.31%	8,905
2009	10.428218	13.354933	28.07%	5,473
2008	18.494533	10.428218	-43.61%	5,993
2007	18.522872	18.494533	-0.15%	8,344
2006	15.663521	18.522872	18.25%	10,525
2005	15.047094	15.663521	4.10%	10,706
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.966164	25.138497	9.46%	3,441
2013	17.126502	22.966164	34.10%	4,157
2012	15.183404	17.126502	12.80%	4,157
2011	15.403556	15.183404	-1.43%	4,157
2010	12.612505	15.403556	22.13%	5,048
2009	9.996152	12.612505	26.17%	1,607
2008	19.240959	9.996152	-48.05%	2,227
2007	15.407887	19.240959	24.88%	2,227
2006	14.662392	15.407887	5.08%	2,227
2005	14.094424	14.662392	4.03%	2,227
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.677465	14.243590	4.14%	1,672
2013	14.164557	13.677465	-3.44%	1,672
2012	13.603837	14.164557	4.12%	1,672
2011	12.889647	13.603837	5.54%	1,673
2010	12.155176	12.889647	6.04%	0
2009	10.676221	12.155176	13.85%	873
2008	11.216062	10.676221	-4.81%	730
2007	10.929789	11.216062	2.62%	1,139
2006	10.644254	10.929789	2.68%	688
2005	10.594241	10.644254	0.47%	657
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	35.790612	37.418106	4.55%	1,477
2013	26.715741	35.790612	33.97%	1,478
2012	23.651653	26.715741	12.96%	1,478
2011	26.907004	23.651653	-12.10%	4,402
2010	21.224553	26.907004	26.77%	5,132
2009	15.402902	21.224553	37.80%	4,639
2008	25.867043	15.402902	-40.45%	7,599
2007	22.747258	25.867043	13.71%	10,790
2006	20.523782	22.747258	10.83%	10,790
2005	17.636821	20.523782	16.37%	11,340

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	24.664606	22.301526	-9.58%	2,742
2013	19.217434	24.664606	28.34%	2,742
2012	16.191358	19.217434	18.69%	2,742
2011	19.865603	16.191358	-18.50%	2,742
2010	17.856604	19.865603	11.25%	1,203
2009	14.348047	17.856604	24.45%	1,203
2008	25.967400	14.348047	-44.75%	1,653
2007	22.500984	25.967400	15.41%	1,653
2006	19.375962	22.500984	16.13%	1,653
2005	16.543030	19.375962	17.12%	1,653
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	30.021284	31.528900	5.02%	0
2013	23.387917	30.021284	28.36%	0
2012	18.668231	23.387917	25.28%	0
2011	20.813890	18.668231	-10.31%	617
2010	16.708512	20.813890	24.57%	617
2009	10.783003	16.708512	54.95%	617
2008	22.450321	10.783003	-51.97%	0
2007	21.595759	22.450321	3.96%	0
2006	18.879295	21.595759	14.39%	0
2005	18.692960	18.879295	1.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.402760	12.577409	1.41%	0
2013	10.162991	12.402760	22.04%	0
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.752286	15.217169	3.15%	3,981
2013	13.131082	14.752286	12.35%	3,981
2012	11.822160	13.131082	11.07%	3,981
2011	11.710454	11.822160	0.95%	2,619
2010	10.540823	11.710454	11.10%	0
2009	7.884068	10.540823	33.70%	0
2008	11.367190	7.884068	-30.64%	0
2007	11.112000	11.367190	2.30%	0
2006*	10.000000	11.112000	11.12%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	23.807265	25.521602	7.20%	9,923
2013	18.617738	23.807265	27.87%	16,596
2012	16.865312	18.617738	10.39%	17,905
2011	16.136270	16.865312	4.52%	21,222
2010	13.564864	16.136270	18.96%	15,019
2009	11.724024	13.564864	15.70%	15,929
2008	16.310914	11.724024	-28.12%	16,191
2007	17.000729	16.310914	-4.06%	20,930
2006	14.720795	17.000729	15.49%	21,069
2005	14.434646	14.720795	1.98%	23,283
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	33.134856	32.857486	-0.84%	4,932
2013	24.666418	33.134856	34.33%	4,993
2012	21.131763	24.666418	16.73%	5,420
2011	22.268576	21.131763	-5.11%	5,804
2010	17.613557	22.268576	26.43%	3,849
2009	13.831043	17.613557	27.35%	4,146
2008	20.942246	13.831043	-33.96%	3,793
2007	21.759128	20.942246	-3.75%	5,145
2006	18.863905	21.759128	15.35%	6,522
2005	17.588961	18.863905	7.25%	6,544
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.340420	-6.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	25.210902	22.090754	-12.38%	7,521
2013	20.792547	25.210902	21.25%	6,205
2012	17.836353	20.792547	16.57%	6,815
2011	20.241864	17.836353	-11.88%	7,504
2010	18.937097	20.241864	6.89%	8,971
2009	14.014601	18.937097	35.12%	7,526
2008	23.840090	14.014601	-41.21%	7,526
2007	20.943158	23.840090	13.83%	9,079
2006	17.489069	20.943158	19.75%	10,765
2005	16.099536	17.489069	8.63%	10,916
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.747174	9.786881	0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.253773	11.274289	-7.99%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.343482	16.747703	-3.44%	0
2013	13.333512	17.343482	30.07%	0
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0
2010*	10.000000	11.287082	12.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.286584	14.170716	6.65%	3,569
2013	9.639190	13.286584	37.84%	4,598
2012*	10.000000	9.639190	-3.61%	5,566
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.110494	13.921263	6.18%	3,967
2013	9.733711	13.110494	34.69%	3,967
2012*	10.000000	9.733711	-2.66%	3,967
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.848661	15.738069	-6.59%	0
2013	13.655847	16.848661	23.38%	0
2012	11.621612	13.655847	17.50%	0
2011	12.701575	11.621612	-8.50%	0
2010	11.853499	12.701575	7.15%	0
2009*	10.000000	11.853499	18.53%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.775487	11.831775	0.48%	8,863
2013	10.807899	11.775487	8.95%	0
2012*	10.000000	10.807899	8.08%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.890411	13.710154	6.36%	0
2013	10.061249	12.890411	28.12%	0
2012*	10.000000	10.061249	0.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	22.328703	23.829884	6.72%	0
2013	18.902474	22.328703	18.13%	0
2012	16.909810	18.902474	11.78%	0
2011	16.920141	16.909810	-0.06%	0
2010	15.871579	16.920141	6.61%	0
2009	12.817794	15.871579	23.82%	0
2008	15.487109	12.817794	-17.24%	0
2007	14.242953	15.487109	8.74%	0
2006	13.082126	14.242953	8.87%	0
2005	12.323285	13.082126	6.16%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.368358	14.297359	6.95%	0
2013	10.358718	13.368358	29.05%	0
2012	8.482366	10.358718	22.12%	0
2011	9.244280	8.482366	-8.24%	0
2010	8.804961	9.244280	4.99%	0
2009	6.115769	8.804961	43.97%	0
2008	11.138031	6.115769	-45.09%	0
2007	8.268002	11.138031	34.71%	0
2006	7.684530	8.268002	7.59%	0
2005	6.923914	7.684530	10.99%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.191528	7.753674	7.82%	0
2013	5.387065	7.191528	33.50%	0
2012	4.585625	5.387065	17.48%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.798396	11.958752	-13.33%	154
2013	12.245458	13.798396	12.68%	154
2012	10.973363	12.245458	11.59%	154
2011	16.447983	10.973363	-33.28%	0
2010	13.343189	16.447983	23.27%	0
2009	7.557080	13.343189	76.57%	0
2008	16.044555	7.557080	-52.90%	0
2007	12.711828	16.044555	26.22%	0
2006	8.792060	12.711828	44.58%	0
2005	6.757977	8.792060	30.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.836154	9.248700	-5.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.232107	12.981137	-8.79%	0
2013	10.221111	14.232107	39.24%	0
2012*	10.000000	10.221111	2.21%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.882444	28.123748	8.66%	1,478
2013	19.358837	25.882444	33.70%	1,478
2012	16.943327	19.358837	14.26%	1,479
2011	17.263936	16.943327	-1.86%	12,971
2010	15.743119	17.263936	9.66%	12,970
2009	13.039191	15.743119	20.74%	13,508
2008	19.662660	13.039191	-33.69%	12,905
2007	18.535799	19.662660	6.08%	13,885
2006	15.599446	18.535799	18.82%	14,032
2005	14.859361	15.599446	4.98%	14,032
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.966396	14.924020	-0.28%	0
2013	11.892421	14.966396	25.85%	0
2012	10.404132	11.892421	14.30%	0
2011	10.742489	10.404132	-3.15%	0
2010*	10.000000	10.742489	7.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.988766	14.221031	9.49%	0
2013	10.179404	12.988766	27.60%	0
2012	9.073858	10.179404	12.18%	0
2011*	10.000000	9.073858	-9.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.136570	22.425420	11.37%	3,592
2013	15.510016	20.136570	29.83%	3,779
2012	13.745157	15.510016	12.84%	3,945
2011	13.872436	13.745157	-0.92%	6,770
2010	12.434021	13.872436	11.57%	4,819
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.058163	14.553097	3.52%	0
2013	11.564862	14.058163	21.56%	0
2012	10.136363	11.564862	14.09%	0
2011	10.185355	10.136363	-0.48%	1,227
2010	9.221689	10.185355	10.45%	0
2009	7.578222	9.221689	21.69%	0
2008	10.944829	7.578222	-30.76%	0
2007	10.458763	10.944829	4.65%	0
2006*	10.000000	10.458763	4.59%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.283092	11.678990	3.51%	1,535
2013	11.745615	11.283092	-3.94%	1,535
2012	11.349117	11.745615	3.49%	1,535
2011	10.886683	11.349117	4.25%	3,245
2010	10.417221	10.886683	4.51%	1,537
2009	9.420556	10.417221	10.58%	1,537
2008	10.600857	9.420556	-11.13%	0
2007	10.440837	10.600857	1.53%	0
2006*	10.000000	10.440837	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.329730	15.392570	0.41%	0
2013	12.085782	15.329730	26.84%	0
2012	10.040218	12.085782	20.37%	0
2011	11.227749	10.040218	-10.58%	563
2010	10.230924	11.227749	9.74%	0
2009	7.327629	10.230924	39.62%	0
2008	12.111276	7.327629	-39.50%	0
2007	10.741225	12.111276	12.76%	0
2006*	10.000000	10.741225	7.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.814202	14.719560	6.55%	2,523
2013	10.809513	13.814202	27.80%	2,524
2012	9.338308	10.809513	15.75%	2,524
2011	9.936478	9.338308	-6.02%	2,525
2010	8.526248	9.936478	16.54%	3,195
2009	6.230855	8.526248	36.84%	2,526
2008	11.327974	6.230855	-45.00%	315
2007	10.267965	11.327974	10.32%	292
2006*	10.000000	10.267965	2.68%	311
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.308889	13.377837	8.68%	12,272
2013	9.388388	12.308889	31.11%	3,927
2012	8.134094	9.388388	15.42%	3,928
2011	8.437999	8.134094	-3.60%	6,199
2010	7.711392	8.437999	9.42%	3,931
2009	5.984290	7.711392	28.86%	3,195
2008	9.799507	5.984290	-38.93%	0
2007*	10.000000	9.799507	-2.00%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.201762	20.426952	1.11%	2,806
2013	19.135299	20.201762	5.57%	1,833
2012	16.941511	19.135299	12.95%	1,835
2011	16.549674	16.941511	2.37%	1,836
2010	14.833325	16.549674	11.57%	1,838
2009	10.304084	14.833325	43.96%	1,840
2008	14.512438	10.304084	-29.00%	2,367
2007	14.272235	14.512438	1.68%	4,156
2006	13.086687	14.272235	9.06%	7,579
2005	12.963415	13.086687	0.95%	8,246
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.511832	25.252027	7.40%	5,543
2013	17.624183	23.511832	33.41%	1,227
2012	15.126390	17.624183	16.51%	1,288
2011	15.742066	15.126390	-3.91%	4,308
2010	13.829387	15.742066	13.83%	498
2009	10.934663	13.829387	26.47%	793
2008	17.664922	10.934663	-38.10%	275
2007	18.396690	17.664922	-3.98%	734
2006	16.145038	18.396690	13.95%	774
2005	15.751236	16.145038	2.50%	1,037
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.442258	13.072769	5.07%	0
2013	8.791616	12.442258	41.52%	0
2012	7.631891	8.791616	15.20%	0
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	0
2009	5.105865	7.700756	50.82%	0
2008*	10.000000	5.105865	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.807006	15.044481	8.96%	0
2013	10.106623	13.807006	36.61%	0
2012	9.202863	10.106623	9.82%	0
2011	9.648356	9.202863	-4.62%	0
2010	7.919325	9.648356	21.83%	0
2009	6.118502	7.919325	29.43%	1,385
2008*	10.000000	6.118502	-38.81%	1,601
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.257368	12.605143	2.84%	0
2013	10.842213	12.257368	13.05%	0
2012	9.901343	10.842213	9.50%	0
2011	10.178550	9.901343	-2.72%	0
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	0
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.663208	11.883626	1.89%	0
2013	11.272747	11.663208	3.46%	0
2012	10.635656	11.272747	5.99%	0
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.354957	12.738720	3.11%	0
2013	10.636554	12.354957	16.16%	0
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.392557	12.776465	3.10%	0
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	0
2012	10.174002	11.038758	8.50%	0
2011	10.346130	10.174002	-1.66%	0
2010	9.623621	10.346130	7.51%	0
2009	8.293877	9.623621	16.03%	0
2008*	10.000000	8.293877	-17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.871557	12.253038	3.21%	0
2013	12.301968	11.871557	-3.50%	0
2012	11.608425	12.301968	5.97%	0
2011	11.081510	11.608425	4.75%	0
2010	10.525422	11.081510	5.28%	0
2009	9.830331	10.525422	7.07%	0
2008*	10.000000	9.830331	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.839722	13.277968	3.41%	0
2013	13.294413	12.839722	-3.42%	14,328
2012	12.587652	13.294413	5.61%	14,328
2011	12.037904	12.587652	4.57%	15,288
2010	11.292531	12.037904	6.60%	960
2009	9.836146	11.292531	14.81%	960
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	33.110475	30.776114	-7.05%	1,347
2013	33.437184	33.110475	-0.98%	464
2012	28.987850	33.437184	15.35%	464
2011	37.981565	28.987850	-23.68%	2,305
2010	33.232350	37.981565	14.29%	2,099
2009	20.666141	33.232350	60.81%	2,241
2008	49.821966	20.666141	-58.52%	2,292
2007	34.804302	49.821966	43.15%	2,308
2006	25.893704	34.804302	34.41%	2,323
2005	19.844365	25.893704	30.48%	2,375

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	20.792772	21.438423	3.11%	0
2013	21.979394	20.792772	-5.40%	0
2012	21.631021	21.979394	1.61%	0
2011	20.453394	21.631021	5.76%	644
2010	19.797125	20.453394	3.31%	1,533
2009	19.552553	19.797125	1.25%	1,017
2008	18.409051	19.552553	6.21%	1,376
2007	17.424520	18.409051	5.65%	1,356
2006	17.099900	17.424520	1.90%	1,136
2005	16.793946	17.099900	1.82%	1,076
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.068653	8.877323	-2.11%	0
2013	7.823390	9.068653	15.92%	0
2012	6.886208	7.823390	13.61%	0
2011	7.759774	6.886208	-11.26%	0
2010	6.964308	7.759774	11.42%	1,520
2009	5.456262	6.964308	27.64%	1,520
2008*	10.000000	5.456262	-45.44%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.547416	9.756230	-7.50%	0
2013	8.839774	10.547416	19.32%	0
2012	7.584319	8.839774	16.55%	0
2011	8.825898	7.584319	-14.07%	0
2010	8.334511	8.825898	5.90%	0
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
2007	10.860812	11.713296	7.85%	0
2006*	10.000000	10.860812	8.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.464529	19.113658	3.52%	24,013
2013	14.716704	18.464529	25.47%	24,760
2012	12.878109	14.716704	14.28%	34,176
2011	13.595059	12.878109	-5.27%	52,505
2010	12.028363	13.595059	13.03%	72,220
2009	9.590102	12.028363	25.42%	41,424
2008	15.400568	9.590102	-37.73%	45,881
2007	14.742058	15.400568	4.47%	75,855
2006	12.792856	14.742058	15.24%	75,909
2005	12.020568	12.792856	6.42%	76,544
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	29,636
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	0
2009*	10.000000	11.531239	15.31%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.658383	13.991080	2.44%	5,269
2013	13.213856	13.658383	3.36%	5,269
2012	12.742431	13.213856	3.70%	36,670
2011	12.554982	12.742431	1.49%	52,702
2010	12.024651	12.554982	4.41%	51,226
2009	11.179749	12.024651	7.56%	54,610
2008	12.065159	11.179749	-7.34%	39,894
2007	11.612509	12.065159	3.90%	10,202
2006	11.093142	11.612509	4.68%	23,066
2005	10.890089	11.093142	1.86%	10,236
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.507013	17.119195	3.71%	46,120
2013	14.354555	16.507013	14.99%	80,932
2012	13.138332	14.354555	9.26%	87,861
2011	13.329878	13.138332	-1.44%	136,356
2010	12.188811	13.329878	9.36%	146,194
2009	10.376310	12.188811	17.47%	151,681
2008	13.702051	10.376310	-24.27%	152,551
2007	13.153254	13.702051	4.17%	163,141
2006	11.979453	13.153254	9.80%	213,783
2005	11.532734	11.979453	3.87%	232,986
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.804702	18.425665	3.49%	45,938
2013	14.755526	17.804702	20.66%	70,804
2012	13.155324	14.755526	12.16%	72,981
2011	13.631623	13.155324	-3.49%	97,022
2010	12.252537	13.631623	11.26%	126,666
2009	9.989754	12.252537	22.65%	119,290
2008	14.767442	9.989754	-32.35%	134,022
2007	14.110426	14.767442	4.66%	161,071
2006	12.493570	14.110426	12.94%	189,533
2005	11.833566	12.493570	5.58%	202,267

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.322942	15.824478	3.27%	13,196
2013	14.064436	15.322942	8.95%	13,196
2012	13.203082	14.064436	6.52%	13,196
2011	13.119542	13.203082	0.64%	19,451
2010	12.261505	13.119542	7.00%	34,988
2009	10.854964	12.261505	12.96%	19,452
2008	12.958668	10.854964	-16.23%	19,452
2007	12.416152	12.958668	4.37%	19,452
2006	11.613758	12.416152	6.91%	20,581
2005	11.272511	11.613758	3.03%	31,072
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.846950	22.315087	7.04%	33,084
2013	15.513617	20.846950	34.38%	46,479
2012	13.286735	15.513617	16.76%	46,589
2011	13.819814	13.286735	-3.86%	48,010
2010	12.915914	13.819814	7.00%	28,901
2009*	10.000000	12.915914	29.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	25.004859	26.977373	7.89%	6,717
2013	19.060601	25.004859	31.19%	8,217
2012	16.456423	19.060601	15.82%	8,382
2011	17.125332	16.456423	-3.91%	12,089
2010	13.762331	17.125332	24.44%	3,427
2009	10.206339	13.762331	34.84%	1,678
2008	16.292154	10.206339	-37.35%	2,629
2007	15.363340	16.292154	6.05%	2,629
2006	14.178717	15.363340	8.35%	2,629
2005	12.827455	14.178717	10.53%	2,629
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	13.107907	12.924399	-1.40%	7,951
2013	13.294018	13.107907	-1.40%	8,076
2012	13.483293	13.294018	-1.40%	12,551
2011	13.674202	13.483293	-1.40%	13,853
2010	13.868334	13.674202	-1.40%	12,656
2009	14.059346	13.868334	-1.36%	12,197
2008	13.972032	14.059346	0.62%	44,737
2007	13.523375	13.972032	3.32%	15,986
2006	13.120467	13.523375	3.07%	9,082
2005	12.960454	13.120467	1.23%	11,183

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.245278	17.664212	2.43%	1,551
2013	17.689046	17.245278	-2.51%	1,551
2012	15.982935	17.689046	10.67%	1,551
2011	15.357303	15.982935	4.07%	1,551
2010	14.084147	15.357303	9.04%	1,551
2009	11.484237	14.084147	22.64%	1,551
2008	14.082354	11.484237	-18.45%	746
2007	13.652006	14.082354	3.15%	4,603
2006	13.206364	13.652006	3.37%	4,603
2005	13.107595	13.206364	0.75%	4,603
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.070676	10.768101	-2.73%	4,780
2013	9.273285	11.070676	19.38%	4,780
2012	8.141657	9.273285	13.90%	4,780
2011	9.136293	8.141657	-10.89%	4,781
2010	8.141910	9.136293	12.21%	6,956
2009	6.066908	8.141910	34.20%	4,719
2008*	10.000000	6.066908	-39.33%	1,733
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.532749	15.614326	-10.94%	2,013
2013	14.689523	17.532749	19.36%	0
2012	12.728587	14.689523	15.41%	0
2011	15.443969	12.728587	-17.58%	0
2010	14.791221	15.443969	4.41%	0
2009	11.583201	14.791221	27.70%	0
2008	21.950272	11.583201	-47.23%	0
2007	21.676563	21.950272	1.26%	0
2006	17.960019	21.676563	20.69%	0
2005	16.293867	17.960019	10.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.236456	14.375625	8.61%	11,252
2013	9.987316	13.236456	32.53%	11,252
2012	8.721738	9.987316	14.51%	11,252
2011	9.140787	8.721738	-4.58%	14,261
2010	8.036260	9.140787	13.74%	13,598
2009	6.300902	8.036260	27.54%	6,299
2008*	10.000000	6.300902	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.553952	13.646136	8.70%	11,082
2013	9.429299	12.553952	33.14%	11,083
2012	8.132803	9.429299	15.94%	11,106
2011	8.783164	8.132803	-7.40%	11,101
2010	7.900785	8.783164	11.17%	12,882
2009	6.289031	7.900785	25.63%	6,611
2008*	10.000000	6.289031	-37.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.083712	14.403078	2.27%	8,501
2013	10.305201	14.083712	36.67%	8,974
2012	9.116761	10.305201	13.04%	9,408
2011	9.676660	9.116761	-5.79%	10,009
2010	7.760008	9.676660	24.70%	7,105
2009	6.211307	7.760008	24.93%	4,675
2008*	10.000000	6.211307	-37.89%	488
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.014820	17.324375	15.38%	0
2013	11.223612	15.014820	33.78%	0
2012	9.784057	11.223612	14.71%	0
2011	10.158513	9.784057	-3.69%	0
2010	8.611937	10.158513	17.96%	0
2009	6.694455	8.611937	28.64%	955
2008*	10.000000	6.694455	-33.06%	1,241
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	22.576780	22.825719	1.10%	59
2013	15.906312	22.576780	41.94%	4,399
2012	14.264979	15.906312	11.51%	4,399
2011	14.592786	14.264979	-2.25%	4,399
2010	11.829968	14.592786	23.35%	0
2009	9.433341	11.829968	25.41%	0
2008	17.895428	9.433341	-47.29%	0
2007	16.576105	17.895428	7.96%	0
2006	16.323538	16.576105	1.55%	0
2005	15.365994	16.323538	6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	32.612756	34.331618	5.27%	0
2013	23.621388	32.612756	38.06%	0
2012	19.914023	23.621388	18.62%	0
2011	21.361099	19.914023	-6.77%	0
2010	17.129290	21.361099	24.71%	0
2009	13.803013	17.129290	24.10%	0
2008	20.678538	13.803013	-33.25%	0
2007	22.608166	20.678538	-8.54%	0
2006	19.580621	22.608166	15.46%	0
2005	19.320481	19.580621	1.35%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	30.519092	30.259104	-0.85%	1,527
2013	22.022059	30.519092	38.58%	2,113
2012	19.383929	22.022059	13.61%	2,114
2011	20.869698	19.383929	-7.12%	2,114
2010	16.935406	20.869698	23.23%	762
2009	12.776843	16.935406	32.55%	762
2008	21.021142	12.776843	-39.22%	763
2007	20.924832	21.021142	0.46%	787
2006	18.989474	20.924832	10.19%	919
2005	17.193948	18.989474	10.44%	913
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	20.328259	22.412117	10.25%	216
2013	15.763273	20.328259	28.96%	1,466
2012	14.043035	15.763273	12.25%	1,544
2011	14.188360	14.043035	-1.02%	1,631
2010	12.709119	14.188360	11.64%	0
2009	10.265948	12.709119	23.80%	855
2008	17.832190	10.265948	-42.43%	1,067
2007	16.763539	17.832190	6.37%	1,172
2006	14.991843	16.763539	11.82%	1,047
2005	14.204152	14.991843	5.55%	1,114
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.101753	14.077732	26.81%	4,851
2013	10.963365	11.101753	1.26%	4,851
2012	9.620367	10.963365	13.96%	4,851
2011	9.192402	9.620367	4.66%	22,209
2010	7.181278	9.192402	28.01%	23,278
2009	5.580432	7.181278	28.69%	23,592
2008*	10.000000	5.580432	-44.20%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.690929	13.034700	11.49%	0
2013*	10.000000	11.690929	16.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.571704	10.475188	-0.91%	0
2013	10.710524	10.571704	-1.30%	0
2012	10.493248	10.710524	2.07%	0
2011	10.505471	10.493248	-0.12%	2,323
2010	10.402907	10.505471	0.99%	2,323
2009	9.850295	10.402907	5.61%	2,323
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.561167	12.949016	3.09%	0
2013*	10.000000	12.561167	25.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	0
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	0
2009*	10.000000	12.912369	29.12%	1,230
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	15.052909	14.932699	-0.80%	1,355
2013	15.173059	15.052909	-0.79%	1,355
2012	14.711539	15.173059	3.14%	1,356
2011	14.876889	14.711539	-1.11%	1,356
2010	14.330726	14.876889	3.81%	1,471
2009	12.824997	14.330726	11.74%	1,471
2008	15.024784	12.824997	-14.64%	1,661
2007	14.545241	15.024784	3.30%	1,929
2006	14.156362	14.545241	2.75%	1,897
2005	14.152545	14.156362	0.03%	1,587
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	20.029109	20.434114	2.02%	516
2013	13.929019	20.029109	43.79%	516
2012	12.982080	13.929019	7.29%	516
2011	13.307150	12.982080	-2.44%	516
2010	11.283194	13.307150	17.94%	0
2009	9.322225	11.283194	21.04%	733
2008	15.620961	9.322225	-40.32%	733
2007	15.762830	15.620961	-0.90%	733
2006	15.188342	15.762830	3.78%	733
2005	14.969638	15.188342	1.46%	733
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	22.820925	24.837508	8.84%	0
2013	16.819961	22.820925	35.68%	0
2012	15.371607	16.819961	9.42%	0
2011	16.084912	15.371607	-4.43%	0
2010	13.278354	16.084912	21.14%	0
2009	10.246719	13.278354	29.59%	0
2008	17.161420	10.246719	-40.29%	0
2007	16.174949	17.161420	6.10%	1,438
2006	14.427067	16.174949	12.12%	1,286
2005	13.692407	14.427067	5.37%	1,273

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	30.028447	30.216792	0.63%	4,750
2013	23.981738	30.028447	25.21%	2,063
2012	20.109841	23.981738	19.25%	2,128
2011	22.296056	20.109841	-9.81%	4,320
2010	19.543483	22.296056	14.08%	2,373
2009	14.223416	19.543483	37.40%	2,806
2008	24.176192	14.223416	-41.17%	2,968
2007	23.115649	24.176192	4.59%	8,989
2006	19.974612	23.115649	15.73%	9,065
2005	17.760277	19.974612	12.47%	9,257
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.971091	10.076443	1.06%	567
2013	10.149924	9.971091	-1.76%	567
2012*	10.000000	10.149924	1.50%	567
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.027900	-9.72%	10,779
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.859131	23.794748	8.85%	3,201
2013	16.866724	21.859131	29.60%	4,514
2012	14.670146	16.866724	14.97%	4,656
2011	14.924956	14.670146	-1.71%	7,965
2010	13.068554	14.924956	14.21%	2,292
2009	10.355253	13.068554	26.20%	3,128
2008	17.112284	10.355253	-39.49%	3,194
2007	16.664740	17.112284	2.69%	13,010
2006	14.727210	16.664740	13.16%	13,293
2005	14.124841	14.727210	4.26%	14,776
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	32.761196	36.067282	10.09%	1,028
2013	23.627774	32.761196	38.66%	1,028
2012	20.365428	23.627774	16.02%	1,028
2011	21.158203	20.365428	-3.75%	1,028
2010	17.437891	21.158203	21.33%	725
2009	12.920176	17.437891	34.97%	562
2008	21.136700	12.920176	12.92%	0
2007	21.741129	21.136700	-2.78%	813
2006	19.230206	21.741129	13.06%	786
2005	17.775573	19.230206	8.18%	1,708
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.480118	10.380393	-0.95%	0
2013	10.617321	10.480118	-1.29%	0
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.149047	9.147664	-0.02%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.970971	11.838901	-1.10%	0
2013	12.994281	11.970971	-7.88%	0
2012	12.523974	12.994281	3.76%	0
2011	11.715321	12.523974	6.90%	0
2010	10.863506	11.715321	7.84%	0
2009*	10.000000	10.863506	8.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.593767	11.516995	-0.66%	4,997
2013	11.785758	11.593767	-1.63%	4,997
2012	11.303572	11.785758	4.27%	0
2011	11.349250	11.303572	-0.40%	0
2010	10.942921	11.349250	3.71%	860
2009*	10.000000	10.942921	9.43%	486
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0
2012	9.997303	10.793451	7.96%	0
2011*	10.000000	9.997303	-0.03%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	19.098554	20.852306	9.18%	1,160
2013	14.276235	19.098554	33.78%	1,161
2012	12.153552	14.276235	17.47%	1,164
2011	12.925709	12.153552	-5.97%	1,164
2010	11.461248	12.925709	12.78%	1,161
2009	8.954469	11.461248	27.99%	1,073
2008	14.814649	8.954469	-39.56%	1,073
2007	15.991919	14.814649	-7.36%	1,073
2006	13.992066	15.991919	14.29%	1,073
2005	13.485135	13.992066	3.76%	1,073
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.806155	18.205230	-8.08%	0
2013	15.684505	19.806155	26.28%	0
2012	13.048071	15.684505	20.21%	0
2011	15.930842	13.048071	-18.10%	0
2010	14.684607	15.930842	8.49%	0
2009	11.949514	14.684607	22.89%	0
2008	21.623130	11.949514	-44.74%	0
2007	20.238481	21.623130	6.84%	0
2006	16.070390	20.238481	25.94%	0
2005	14.526080	16.070390	10.63%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	21.178907	22.912402	8.19%	0
2013	14.944790	21.178907	41.71%	0
2012	13.269480	14.944790	12.63%	0
2011	16.381474	13.269480	-19.00%	0
2010	13.753442	16.381474	19.11%	0
2009	8.510662	13.753442	61.60%	0
2008	13.708071	8.510662	-37.91%	0
2007	13.176388	13.708071	4.04%	0
2006	12.674067	13.176388	3.96%	0
2005	12.161196	12.674067	4.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.984956	28.445811	29.39%	0
2013	14.813993	21.984956	48.41%	0
2012	11.469343	14.813993	29.16%	0
2011	10.537474	11.469343	8.84%	0
2010*	10.000000	10.537474	5.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.406655	13.158440	6.06%	0
2013	12.656237	12.406655	-1.97%	0
2012	11.755672	12.656237	7.66%	0
2011	11.310953	11.755672	3.93%	2,595
2010	10.735258	11.310953	5.36%	2,595
2009	9.953942	10.735258	7.85%	2,595
2008	11.274040	9.953942	-11.71%	0
2007	10.867872	11.274040	3.74%	797
2006	10.642778	10.867872	2.11%	553
2005	10.384934	10.642778	2.48%	527
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	22.219526	22.541685	1.45%	1,198
2013	24.697659	22.219526	-10.03%	1,198
2012	21.250416	24.697659	16.22%	1,198
2011	20.163250	21.250416	5.39%	1,198
2010	18.634210	20.163250	8.21%	834
2009	14.524848	18.634210	28.29%	935
2008	17.326672	14.524848	-16.17%	975
2007	16.517771	17.326672	4.90%	986
2006	15.118343	16.517771	9.26%	997
2005	13.673068	15.118343	10.57%	1,034
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	43.176326	34.438612	-20.24%	0
2013	39.616226	43.176326	8.99%	0
2012	38.864131	39.616226	1.94%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.476472	8.331203	-20.48%	0
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.225486	19.688890	2.41%	0
2013	13.939205	19.225486	37.92%	0
2012	11.743097	13.939205	18.70%	0
2011	12.608140	11.743097	-6.86%	0
2010*	10.000000	12.608140	26.08%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.427127	23.632868	-3.25%	0
2014	24.427127	23.632868	-3.25%	0
2013	16.490517	24.427127	48.13%	0
2012	15.504809	16.490517	6.36%	0
2011	16.482161	15.504809	-5.93%	0
2010	13.185820	16.482161	25.00%	0
2009	8.760944	13.185820	50.51%	0
2008	15.169114	8.760944	-42.24%	0
2007	13.518641	15.169114	12.21%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.941454	11.269112	2.99%	0
2013	9.670182	10.941454	13.15%	0
2012	8.603668	9.670182	12.40%	0
2011	9.409091	8.603668	-8.56%	0
2010	8.138561	9.409091	15.61%	0
2009	5.153052	8.138561	57.94%	0
2008	9.425264	5.153052	-45.33%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.680056	14.242145	4.11%	0
2013	14.220235	13.680056	-3.80%	0
2012	13.593788	14.220235	4.61%	0
2011	12.728231	13.593788	6.80%	0
2010	12.059994	12.728231	5.54%	0
2009	10.921296	12.059994	10.43%	0
2008	10.817743	10.921296	0.96%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	22.733767	24.485563	7.71%	0
2013	17.139229	22.733767	32.64%	0
2012	14.833939	17.139229	15.54%	0
2011	14.190342	14.833939	4.54%	0
2010	12.765205	14.190342	11.16%	0
2009	10.762890	12.765205	18.60%	15,522
2008	18.415677	10.762890	-41.56%	16,049
2007	17.821918	18.415677	3.33%	16,919
2006	15.457992	17.821918	15.29%	17,324
2005	14.995589	15.457992	3.08%	17,324
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	32.520038	34.915578	7.37%	7,705
2013	23.975182	32.520038	35.64%	8,156
2012	20.535933	23.975182	16.75%	8,051
2011	22.803666	20.535933	-9.94%	8,955
2010	18.278701	22.803666	24.76%	9,386
2009	13.001497	18.278701	40.59%	8,630
2008	20.533228	13.001497	-36.68%	0
2007	20.523508	20.533228	0.05%	0
2006	18.234958	20.523508	12.55%	0
2005	17.351820	18.234958	5.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.461105	13.703667	1.80%	22,123
2013	14.924704	13.461105	-9.81%	23,676
2012	14.103185	14.924704	5.83%	24,185
2011	12.806039	14.103185	10.13%	22,393
2010	12.361615	12.806039	3.60%	26,511
2009	11.380952	12.361615	8.62%	19,629
2008	11.734834	11.380952	-3.02%	4,591
2007	10.875866	11.734834	7.90%	4,614
2006	10.863014	10.875866	0.12%	3,993
2005	10.852808	10.863014	0.09%	4,132
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	22.221011	24.599279	10.70%	0
2013	16.642524	22.221011	33.52%	0
2012	14.754796	16.642524	12.79%	0
2011	14.555600	14.754796	1.37%	0
2010	12.971677	14.555600	12.21%	0
2009	11.176117	12.971677	16.07%	4
2008	17.374932	11.176117	-35.68%	20
2007	17.708752	17.374932	-1.89%	32
2006	15.382250	17.708752	15.12%	41
2005	14.933343	15.382250	3.01%	51

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.398042	23.366608	14.55%	15,315
2013	15.933821	20.398042	28.02%	18,845
2012	13.911354	15.933821	14.54%	20,986
2011	14.235614	13.911354	-2.28%	19,494
2010	12.141003	14.235614	17.25%	18,132
2009	9.491079	12.141003	27.92%	10,279
2008	12.757676	9.491079	-25.60%	1,537
2007	13.268243	12.757676	-3.85%	3,836
2006	11.198017	13.268243	18.49%	0
2005*	10.000000	11.198017	11.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.137710	15.206461	0.45%	24,667
2013	13.425066	15.137710	12.76%	24,836
2012	12.388328	13.425066	8.37%	25,127
2011	13.045088	12.388328	-5.03%	8,598
2010	12.059777	13.045088	8.17%	10,999
2009*	10.000000	12.059777	20.60%	5,183
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.222171	12.721688	4.09%	1,333
2013*	10.000000	12.222171	22.22%	1,338
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	33.271257	34.468095	3.60%	4,062
2013	23.992186	33.271257	38.68%	4,809
2012	21.034760	23.992186	14.06%	5,362
2011	21.224177	21.034760	-0.89%	4,423
2010	17.115717	21.224177	24.00%	6,006
2009	13.891109	17.115717	23.21%	2,344
2008	20.403261	13.891109	-31.92%	972
2007	20.841632	20.403261	-2.10%	832
2006	18.483738	20.841632	12.76%	802
2005	17.489811	18.483738	5.68%	1,244
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	22.405323	24.973911	11.46%	8,801
2013	17.261907	22.405323	29.80%	8,517
2012	15.169143	17.261907	13.80%	8,502
2011	15.146432	15.169143	0.15%	12,546
2010	13.418518	15.146432	12.88%	11,514
2009	10.802470	13.418518	24.22%	10,905
2008	17.488454	10.802470	-38.23%	3,556
2007	16.903452	17.488454	3.46%	3,556
2006	14.887634	16.903452	13.54%	3,556
2005	14.464722	14.887634	2.92%	3,556

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	21.212540	22.541147	6.26%	9,285
2013	17.814524	21.212540	19.07%	11,664
2012	16.413325	17.814524	8.54%	11,896
2011	15.315811	16.413325	7.17%	8,260
2010	13.508689	15.315811	13.38%	8,852
2009	11.214559	13.508689	20.46%	3,231
2008	16.192496	11.214559	-30.74%	2,050
2007	15.378321	16.192496	5.29%	1,942
2006	13.427643	15.378321	14.53%	1,878
2005	13.085819	13.427643	2.61%	1,878
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	20.104622	20.074942	-0.15%	0
2013	13.763610	20.104622	46.07%	0
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	0
2010	10.637713	13.714281	28.92%	0
2009	8.582939	10.637713	23.94%	0
2008	13.995914	8.582939	-38.68%	0
2007	16.008777	13.995914	-12.57%	0
2006	15.691217	16.008777	2.02%	0
2005	15.083336	15.691217	4.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.061698	9.972551	-0.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.831073	16.366297	-2.76%	0
2013	14.708549	16.831073	14.43%	0
2012	13.565303	14.708549	8.43%	0
2011	14.566967	13.565303	-6.88%	0
2010	13.079775	14.566967	11.37%	0
2009	11.717768	13.079775	11.62%	0
2008	16.905907	11.717768	-30.69%	0
2007	15.647362	16.905907	8.04%	0
2006	13.712783	15.647362	14.11%	0
2005	13.682024	13.712783	0.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.658558	13.933355	2.01%	215
2013	13.756272	13.658558	-0.71%	1,736
2012	12.754349	13.756272	7.86%	2,216
2011	12.688935	12.754349	0.52%	606
2010	11.890790	12.688935	6.71%	575
2009	10.041721	11.890790	18.41%	560
2008	11.021944	10.041721	-8.89%	3,738
2007	10.638170	11.021944	3.61%	3,947
2006	10.387117	10.638170	2.42%	415
2005	10.436517	10.387117	-0.47%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.838800	15.239462	2.70%	26,967
2013	13.301759	14.838800	11.56%	29,751
2012	12.096740	13.301759	9.96%	31,524
2011	12.327012	12.096740	-1.87%	33,944
2010	11.113969	12.327012	10.91%	35,714
2009	9.098050	11.113969	22.16%	2,095
2008	12.337060	9.098050	-26.25%	0
2007	11.547024	12.337060	6.84%	0
2006	10.692124	11.547024	8.00%	0
2005*	10.000000	10.692124	6.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.328967	15.800900	3.08%	123,969
2013	13.451350	15.328967	13.96%	125,288
2012	12.071848	13.451350	11.43%	126,594
2011	12.403091	12.071848	-2.67%	125,494
2010	11.008129	12.403091	12.67%	130,740
2009	8.689427	11.008129	26.68%	41,230
2008	13.121284	8.689427	-33.78%	0
2007	12.108491	13.121284	8.36%	0
2006	10.998738	12.108491	10.09%	0
2005*	10.000000	10.998738	9.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.973697	16.488773	3.22%	0
2013	13.350497	15.973697	19.65%	0
2012	11.761742	13.350497	13.51%	0
2011	12.281934	11.761742	-4.24%	0
2010	10.753714	12.281934	14.21%	0
2009	8.318369	10.753714	29.28%	0
2008	13.652292	8.318369	-39.07%	0
2007	12.472291	13.652292	9.46%	0
2006	11.206846	12.472291	11.29%	0
2005*	10.000000	11.206846	12.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.986891	17.182337	-14.03%	2,001
2013	16.336371	19.986891	22.35%	2,454
2012	15.827951	16.336371	3.21%	2,367
2011	16.941258	15.827951	-6.57%	2,351
2010	14.426632	16.941258	17.43%	3,377
2009	9.919758	14.426632	45.43%	1,967
2008	22.077040	9.919758	-55.07%	220
2007	15.382582	22.077040	43.52%	708
2006	13.384377	15.382582	14.93%	0
2005*	10.000000	13.384377	33.84%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.726687	23.227264	6.91%	3,750
2013	17.246875	21.726687	25.97%	6,140
2012	14.951257	17.246875	15.35%	6,278
2011	15.072089	14.951257	-0.80%	6,263
2010	13.308439	15.072089	13.25%	5,550
2009	10.397189	13.308439	28.00%	3,604
2008	18.448877	10.397189	-43.64%	5,031
2007	18.486577	18.448877	-0.20%	2,373
2006	15.640738	18.486577	18.20%	1,385
2005	15.032805	15.640738	4.04%	1,587
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.839741	24.987445	9.40%	7,934
2013	17.040857	22.839741	34.03%	5,782
2012	15.115161	17.040857	12.74%	6,164
2011	15.342087	15.115161	-1.48%	6,892
2010	12.568544	15.342087	22.07%	7,196
2009	9.966373	12.568544	26.11%	18,140
2008	19.193419	9.966373	-48.07%	16,187
2007	15.377648	19.193419	24.81%	15,972
2006	14.641028	15.377648	5.03%	16,353
2005	14.081010	14.641028	3.98%	16,353
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.602215	14.158058	4.09%	76,686
2013	14.093787	13.602215	-3.49%	80,672
2012	13.542748	14.093787	4.07%	76,571
2011	12.838266	13.542748	5.49%	72,995
2010	12.112865	12.838266	5.99%	76,534
2009	10.644442	12.112865	13.80%	107,577
2008	11.188349	10.644442	-4.86%	84,668
2007	10.908344	11.188349	2.57%	67,933
2006	10.628749	10.908344	2.63%	21,266
2005	10.584151	10.628749	0.42%	1,726
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	35.593681	37.193345	4.49%	18,293
2013	26.582214	35.593681	33.90%	19,385
2012	23.545407	26.582214	12.90%	21,090
2011	26.799714	23.545407	-12.14%	21,267
2010	21.150637	26.799714	26.71%	19,059
2009	15.357036	21.150637	37.73%	17,616
2008	25.803141	15.357036	-40.48%	8,928
2007	22.702642	25.803141	13.66%	5,585
2006	20.493894	22.702642	10.78%	3,786
2005	17.620039	20.493894	16.31%	3,615

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	24.528932	22.167601	-9.63%	0
2013	19.121406	24.528932	28.28%	0
2012	16.118642	19.121406	18.63%	0
2011	19.786424	16.118642	-18.54%	0
2010	17.794434	19.786424	11.19%	0
2009	14.305351	17.794434	24.39%	0
2008	25.903296	14.305351	-44.77%	0
2007	22.456893	25.903296	15.35%	0
2006	19.347779	22.456893	16.07%	0
2005	16.527318	19.347779	17.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	29.856166	31.339596	4.97%	0
2013	23.271084	29.856166	28.30%	0
2012	18.584429	23.271084	25.22%	0
2011	20.730949	18.584429	-10.35%	0
2010	16.650354	20.730949	24.51%	0
2009	10.750910	16.650354	54.87%	18
2008	22.394909	10.750910	-51.99%	29
2007	21.553444	22.394909	3.90%	38
2006	18.851828	21.553444	14.33%	44
2005	18.675210	18.851828	0.95%	51
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.367168	12.534961	1.36%	118,133
2013	10.138969	12.367168	21.98%	134,390
2012	8.920699	10.138969	13.66%	138,094
2011	9.193434	8.920699	-2.97%	138,344
2010	8.461035	9.193434	8.66%	107,910
2009	6.591481	8.461035	28.36%	2,585
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.694972	15.150356	3.10%	22,473
2013	13.086696	14.694972	12.29%	23,319
2012	11.788201	13.086696	11.02%	22,108
2011	11.682728	11.788201	0.90%	22,342
2010	10.521206	11.682728	11.04%	23,802
2009	7.873384	10.521206	33.63%	17,014
2008	11.357564	7.873384	-30.68%	3,319
2007	11.108263	11.357564	2.24%	3,305
2006*	10.000000	11.108263	11.08%	524

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	23.676325	25.368362	7.15%	4,145
2013	18.524729	23.676325	27.81%	6,386
2012	16.789596	18.524729	10.33%	7,486
2011	16.071946	16.789596	4.47%	10,807
2010	13.517652	16.071946	18.90%	11,270
2009	11.689142	13.517652	15.64%	11,757
2008	16.270657	11.689142	-28.16%	11,917
2007	16.967418	16.270657	-4.11%	12,288
2006	14.699382	16.967418	15.43%	12,534
2005	14.420927	14.699382	1.93%	8,326
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.952558	32.660139	-0.89%	11,237
2013	24.543159	32.952558	34.26%	12,248
2012	21.036851	24.543159	16.67%	13,109
2011	22.179787	21.036851	-5.15%	15,861
2010	17.552218	22.179787	26.36%	17,280
2009	13.789880	17.552218	27.28%	30,424
2008	20.890543	13.789880	-33.99%	3,602
2007	21.716467	20.890543	-3.80%	2,653
2006	18.836445	21.716467	15.29%	1,734
2005	17.572243	18.836445	7.19%	1,807
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.337239	-6.63%	2,460
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	25.072242	21.958107	-12.42%	10,365
2013	20.688678	25.072242	21.19%	0
2012	17.756276	20.688678	16.51%	0
2011	20.161199	17.756276	-11.93%	0
2010	18.871195	20.161199	6.84%	0
2009	13.972917	18.871195	35.06%	0
2008	23.781263	13.972917	-41.24%	0
2007	20.902132	23.781263	13.77%	0
2006	17.463638	20.902132	19.69%	0
2005	16.084249	17.463638	8.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.743866	9.778598	0.36%	24,621
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.234133	11.250504	-8.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.315677	16.712359	-3.48%	28
2013	13.318885	17.315677	30.01%	28
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.275279	14.151458	6.60%	131
2013	9.635882	13.275279	37.77%	141
2012*	10.000000	9.635882	-3.64%	431
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.595138	12.930063	2.66%	602
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.099348	13.902362	6.13%	5,577
2013	9.730361	13.099348	34.62%	6,331
2012*	10.000000	9.730361	-2.70%	7,490
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.808830	15.692887	-6.64%	12,092
2013	13.630468	16.808830	23.32%	12,222
2012	11.605915	13.630468	17.44%	10,818
2011	12.690851	11.605915	-8.55%	26,724
2010	11.849485	12.690851	7.10%	28,789
2009*	10.000000	11.849485	18.49%	19,107
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.765535	11.815787	0.43%	2,358
2013	10.804249	11.765535	8.90%	4,128
2012*	10.000000	10.804249	8.04%	4,075
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.879521	13.691618	6.31%	622
2013	10.057848	12.879521	28.05%	633
2012*	10.000000	10.057848	0.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	22.205960	23.686864	6.67%	0
2013	18.808093	22.205960	18.07%	0
2012	16.833931	18.808093	11.73%	0
2011	16.852729	16.833931	-0.11%	0
2010	15.816356	16.852729	6.55%	0
2009	12.779676	15.816356	23.76%	18
2008	15.448892	12.779676	-17.28%	28
2007	14.215050	15.448892	8.68%	38
2006	13.063102	14.215050	8.82%	47
2005	12.311583	13.063102	6.10%	57
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.865416	29.786732	6.89%	11,090
2013	21.602964	27.865416	28.99%	11,973
2012	17.698831	21.602964	22.06%	12,032
2011	19.298361	17.698831	-8.29%	13,320
2010	18.390556	19.298361	4.94%	12,306
2009	12.780222	18.390556	43.90%	6,665
2008	23.287160	12.780222	-45.12%	62
2007	17.295382	23.287160	34.64%	0
2006	16.082991	17.295382	7.54%	0
2005	14.498416	16.082991	10.93%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.276121	14.306628	7.76%	0
2013	9.949989	13.276121	33.43%	0
2012*	10.000000	9.949989	-0.50%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	34.247916	29.666801	-13.38%	960
2013	30.408888	34.247916	12.62%	1,257
2012	27.263803	30.408888	11.54%	1,264
2011	40.886480	27.263803	-33.32%	0
2010	33.185346	40.886480	23.21%	0
2009	18.804441	33.185346	76.48%	0
2008	39.944347	18.804441	-52.92%	0
2007	31.663379	39.944347	26.15%	0
2006	21.910860	31.663379	44.51%	0
2005	16.850186	21.910860	30.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.832800	9.240854	-6.02%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.220089	12.963598	-8.84%	1,307
2013	10.217655	14.220089	39.17%	1,176
2012*	10.000000	10.217655	2.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.740108	27.954915	8.60%	43,168
2013	19.262147	25.740108	33.63%	47,944
2012	16.867279	19.262147	14.20%	47,752
2011	17.195137	16.867279	-1.91%	51,414
2010	15.688329	17.195137	9.60%	52,451
2009	13.000405	15.688329	20.68%	61,924
2008	19.614133	13.000405	-33.72%	2,312
2007	18.499487	19.614133	6.03%	1,338
2006	15.576752	18.499487	18.76%	491
2005	14.845260	15.576752	4.93%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.938609	14.888759	-0.33%	6,589
2013	11.876359	14.938609	25.78%	6,706
2012	10.395371	11.876359	14.25%	5,052
2011	10.738866	10.395371	-3.20%	4,970
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.971218	14.194616	9.43%	5,948
2013	10.170805	12.971218	27.53%	6,581
2012	9.070803	10.170805	12.13%	6,363
2011*	10.000000	9.070803	-9.29%	6,402
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.088980	22.361059	11.31%	27,245
2013	15.481203	20.088980	29.76%	29,927
2012	13.726600	15.481203	12.78%	29,739
2011	13.860721	13.726600	-0.97%	33,584
2010	12.429821	13.860721	11.51%	29,675
2009*	10.000000	12.429821	24.30%	4,395
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.003595	14.489256	3.47%	942,827
2013	11.525811	14.003595	21.50%	979,097
2012	10.107259	11.525811	14.03%	947,772
2011	10.161246	10.107259	-0.53%	967,132
2010	9.204535	10.161246	10.39%	968,239
2009	7.567959	9.204535	21.63%	549,529
2008	10.935557	7.567959	-30.79%	232,624
2007	10.455243	10.935557	4.59%	101,041
2006*	10.000000	10.455243	4.55%	5,175

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.239319	11.627776	3.46%	315,895
2013	11.705983	11.239319	-3.99%	311,727
2012	11.316569	11.705983	3.44%	268,655
2011	10.860962	11.316569	4.19%	261,073
2010	10.397879	10.860962	4.45%	254,863
2009	9.407821	10.397879	10.52%	143,165
2008	10.591896	9.407821	-11.18%	35,775
2007	10.437325	10.591896	1.48%	9,786
2006*	10.000000	10.437325	4.37%	1,056
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.270238	15.325057	0.36%	29,871
2013	12.044977	15.270238	26.78%	32,727
2012	10.011409	12.044977	20.31%	33,992
2011	11.201198	10.011409	-10.62%	38,313
2010	10.211900	11.201198	9.69%	33,271
2009	7.317716	10.211900	39.55%	28,529
2008	12.101040	7.317716	-39.53%	13,441
2007	10.737612	12.101040	12.70%	6,707
2006*	10.000000	10.737612	7.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.760579	14.654992	6.50%	50,092
2013	10.773015	13.760579	27.73%	56,137
2012	9.311508	10.773015	15.70%	56,954
2011	9.912974	9.311508	-6.07%	69,713
2010	8.510393	9.912974	16.48%	76,827
2009	6.222418	8.510393	36.77%	62,407
2008	11.318398	6.222418	-45.02%	27,679
2007	10.264514	11.318398	10.27%	12,634
2006*	10.000000	10.264514	2.65%	2,929
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.267337	13.325917	8.63%	268,971
2013	9.361446	12.267337	31.04%	284,796
2012	8.114867	9.361446	15.36%	299,122
2011	8.422309	8.114867	-3.65%	321,034
2010	7.700958	8.422309	9.37%	305,479
2009	5.979217	7.700958	28.80%	161,947
2008	9.796181	5.979217	-38.96%	43,283
2007*	10.000000	9.796181	-2.04%	5,497

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.090638	20.304297	1.06%	1,240
2013	19.039681	20.090638	5.52%	0
2012	16.865444	19.039681	12.89%	0
2011	16.483706	16.865444	2.32%	0
2010	14.781696	16.483706	11.51%	0
2009	10.273423	14.781696	43.88%	0
2008	14.476609	10.273423	-29.03%	0
2007	14.244264	14.476609	1.63%	0
2006	13.067644	14.244264	9.00%	0
2005	12.951087	13.067644	0.90%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.382470	25.100355	7.35%	25,894
2013	17.536098	23.382470	33.34%	29,425
2012	15.058442	17.536098	16.45%	33,183
2011	15.679282	15.058442	-3.96%	35,883
2010	13.781228	15.679282	13.77%	40,028
2009	10.902119	13.781228	26.41%	29,500
2008	17.621298	10.902119	-38.13%	16,532
2007	18.360628	17.621298	-4.03%	34,094
2006	16.121537	18.360628	13.89%	14,949
2005	15.736262	16.121537	2.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.406544	13.028631	5.01%	6,017
2013	8.770819	12.406544	41.45%	6,824
2012	7.617701	8.770819	15.14%	7,907
2011	8.749384	7.617701	-12.93%	8,475
2010	7.694232	8.749384	13.71%	10,459
2009	5.104127	7.694232	50.75%	9,640
2008*	10.000000	5.104127	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.767337	14.993639	8.91%	37,437
2013	10.082697	13.767337	36.54%	42,261
2012	9.185752	10.082697	9.76%	43,009
2011	9.635296	9.185752	-4.67%	45,702
2010	7.912626	9.635296	21.77%	50,975
2009	6.116424	7.912626	29.37%	111,530
2008*	10.000000	6.116424	-38.84%	127,061
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.344779	12.712857	2.98%	1,188
2013	9.674702	12.344779	27.60%	1,243
2012	8.452084	9.674702	14.47%	6,346
2011	9.160504	8.452084	-7.73%	6,346
2010	8.085889	9.160504	13.29%	7,621
2009	6.350701	8.085889	27.32%	2,573
2008*	10.000000	6.350701	-36.49%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.222184	12.562584	2.79%	443,150
2013	10.816580	12.222184	12.99%	464,219
2012	9.882961	10.816580	9.45%	503,530
2011	10.164795	9.882961	-2.77%	525,900
2010	9.342158	10.164795	8.81%	617,926
2009	7.911463	9.342158	18.08%	259,041
2008*	10.000000	7.911463	-20.89%	5,522
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.408130	12.802625	3.18%	464,675
2013	10.384424	12.408130	19.49%	467,279
2012	9.272531	10.384424	11.99%	462,897
2011	9.744657	9.272531	-4.84%	458,389
2010	8.797984	9.744657	10.76%	432,542
2009	7.190018	8.797984	22.36%	252,256
2008*	10.000000	7.190018	-28.10%	22,342
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.629777	11.843543	1.84%	190,701
2013	11.246134	11.629777	3.41%	189,666
2012	10.615941	11.246134	5.94%	192,550
2011	10.621908	10.615941	-0.06%	203,086
2010	10.091860	10.621908	5.25%	202,001
2009	9.060605	10.091860	11.38%	114,669
2008*	10.000000	9.060605	-9.39%	11,350
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.319480	12.695698	3.05%	787,194
2013	10.611392	12.319480	16.10%	808,724
2012	9.582525	10.611392	10.74%	875,184
2011	9.955449	9.582525	-3.75%	878,087
2010	9.070489	9.955449	9.76%	879,573
2009	7.547472	9.070489	20.18%	433,969
2008*	10.000000	7.547472	-24.53%	11,593

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.356965	12.733307	3.05%	98,971
2013	10.089362	12.356965	22.48%	248,778
2012	8.934917	10.089362	12.92%	121,919
2011	9.510405	8.934917	-6.05%	122,902
2010	8.516605	9.510405	11.67%	125,503
2009	6.827311	8.516605	24.74%	36,824
2008*	10.000000	6.827311	-31.73%	13,061
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.072704	12.383340	2.57%	194,813
2013	11.012655	12.072704	9.63%	211,869
2012	10.155119	11.012655	8.44%	215,091
2011	10.332147	10.155119	-1.71%	228,579
2010	9.615490	10.332147	7.45%	239,506
2009	8.291069	9.615490	15.97%	100,727
2008*	10.000000	8.291069	-17.09%	7,214
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.837497	12.211688	3.16%	26,135
2013	12.272909	11.837497	-3.55%	31,441
2012	11.586894	12.272909	5.92%	31,731
2011	11.066542	11.586894	4.70%	30,432
2010	10.516530	11.066542	5.23%	36,163
2009	9.827005	10.516530	7.02%	53,737
2008*	10.000000	9.827005	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.802885	13.233168	3.36%	8,668
2013	13.262990	12.802885	-3.47%	8,862
2012	12.564292	13.262990	5.56%	7,886
2011	12.021646	12.564292	4.51%	7,290
2010	11.282996	12.021646	6.55%	7,305
2009	9.832816	11.282996	14.75%	5,397
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.928373	30.591329	-7.10%	1,255
2013	33.270164	32.928373	-1.03%	0
2012	28.857717	33.270164	15.29%	0
2011	37.830235	28.857717	-23.72%	0
2010	33.116705	37.830235	14.23%	0
2009	20.604665	33.116705	60.72%	0
2008	49.699069	20.604665	-58.54%	0
2007	34.736132	49.699069	43.08%	0
2006	25.856052	34.736132	34.34%	0
2005	19.825524	25.856052	30.42%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.630351	13.015937	3.05%	46,196
2013	13.357936	12.630351	-5.45%	48,655
2012	13.152898	13.357936	1.56%	43,567
2011	12.443113	13.152898	5.70%	40,826
2010	12.049974	12.443113	3.26%	43,844
2009	11.907146	12.049974	1.20%	86,146
2008	11.216466	11.907146	6.16%	95,684
2007	10.622012	11.216466	5.60%	60,354
2006	10.429398	10.622012	1.85%	18,688
2005	10.247972	10.429398	1.77%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.042606	8.847344	-2.16%	10,094
2013	7.804871	9.042606	15.86%	9,743
2012	6.873392	7.804871	13.55%	9,990
2011	7.749265	6.873392	-11.30%	10,190
2010	6.958402	7.749265	11.37%	11,145
2009	5.454411	6.958402	27.57%	11,603
2008*	10.000000	5.454411	-45.46%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.506454	9.713412	-7.55%	4,153
2013	8.809907	10.506454	19.26%	3,294
2012	7.562534	8.809907	16.49%	3,530
2011	8.805007	7.562534	-14.11%	3,522
2010	8.319006	8.805007	5.84%	3,289
2009	6.563605	8.319006	26.74%	3,066
2008	11.703384	6.563605	-43.92%	0
2007	10.857171	11.703384	7.79%	0
2006*	10.000000	10.857171	8.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	23.616619	24.434479	3.46%	20,394
2013	18.832587	23.616619	25.40%	26,576
2012	16.488164	18.832587	14.22%	26,576
2011	17.414916	16.488164	-5.32%	33,928
2010	15.415824	17.414916	12.97%	31,155
2009	12.297130	15.415824	25.36%	53,622
2008	19.757788	12.297130	-37.76%	49,286
2007	18.922615	19.757788	4.41%	50,648
2006	16.428965	18.922615	15.18%	47,850
2005	15.444974	16.428965	6.37%	47,439
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.945458	15.404099	3.07%	26,476
2013	13.370475	14.945458	11.78%	30,763
2012	12.403452	13.370475	7.80%	34,036
2011	12.475188	12.403452	-0.58%	40,447
2010	11.527329	12.475188	8.22%	40,873
2009*	10.000000	11.527329	15.27%	21,681

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.970892	17.596506	3.69%	331,650
2013	14.411161	16.970892	17.76%	334,249
2012	13.027788	14.411161	10.62%	319,499
2011	13.343928	13.027788	-2.37%	322,026
2010	12.086136	13.343928	10.41%	310,064
2009*	10.000000	12.086136	20.86%	185,892
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.844293	14.174331	2.38%	151,305
2013	13.400502	13.844293	3.31%	154,569
2012	12.928991	13.400502	3.65%	152,388
2011	12.745253	12.928991	1.44%	138,598
2010	12.213068	12.745253	4.36%	118,535
2009	11.360693	12.213068	7.50%	48,398
2008	12.266666	11.360693	-7.39%	6,251
2007	11.812489	12.266666	3.84%	6,868
2006	11.289903	11.812489	4.63%	266
2005	11.088873	11.289903	1.81%	266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.819024	19.507049	3.66%	244,318
2013	16.373400	18.819024	14.94%	289,541
2012	14.993743	16.373400	9.20%	339,218
2011	15.220035	14.993743	-1.49%	376,099
2010	13.924221	15.220035	9.31%	438,748
2009	11.859683	13.924221	17.41%	334,047
2008	15.668811	11.859683	-24.31%	132,185
2007	15.048914	15.668811	4.12%	120,178
2006	13.712890	15.048914	9.74%	103,926
2005	13.208219	13.712890	3.82%	68,727
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.629841	22.372873	3.44%	104,707
2013	17.934666	21.629841	20.60%	147,377
2012	15.997816	17.934666	12.11%	179,073
2011	16.585416	15.997816	-3.54%	162,125
2010	14.915068	16.585416	11.20%	168,414
2009	12.166737	14.915068	22.59%	172,049
2008	17.994723	12.166737	-32.39%	152,076
2007	17.202882	17.994723	4.60%	108,236
2006	15.239381	17.202882	12.88%	63,196
2005	14.441630	15.239381	5.52%	50,082

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.388193	16.916005	3.22%	51,989
2013	15.049827	16.388193	8.89%	54,593
2012	14.135314	15.049827	6.47%	72,319
2011	14.052989	14.135314	0.59%	94,136
2010	13.140565	14.052989	6.94%	98,543
2009	11.639091	13.140565	12.90%	70,724
2008	13.901805	11.639091	-16.28%	22,997
2007	13.326598	13.901805	4.32%	10,836
2006	12.471677	13.326598	6.85%	11,001
2005	12.111358	12.471677	2.98%	7,827
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.797692	22.251073	6.99%	18,412
2013	15.484811	20.797692	34.31%	22,462
2012	13.268797	15.484811	16.70%	23,164
2011	13.808144	13.268797	-3.91%	28,049
2010	12.911549	13.808144	6.94%	30,387
2009*	10.000000	12.911549	29.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	31.724997	34.210267	7.83%	3,430
2013	24.195457	31.724997	31.12%	3,489
2012	20.900338	24.195457	15.77%	4,106
2011	21.760901	20.900338	-3.95%	4,443
2010	17.496440	21.760901	24.37%	4,327
2009	12.982184	17.496440	34.77%	3,572
2008	20.733734	12.982184	-37.39%	968
2007	19.561682	20.733734	5.99%	734
2006	18.062463	19.561682	8.30%	229
2005	16.349330	18.062463	10.48%	1,025
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.923756	9.779860	-1.45%	71,896
2013	10.069762	9.923756	-1.45%	66,867
2012	10.218325	10.069762	-1.45%	73,799
2011	10.368247	10.218325	-1.45%	59,332
2010	10.520782	10.368247	-1.45%	41,812
2009	10.671098	10.520782	-1.41%	29,855
2008	10.610205	10.671098	0.57%	20,730
2007	10.274739	10.610205	3.26%	37,361
2006	9.973663	10.274739	3.02%	4,278
2005	9.857014	9.973663	1.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.025846	15.383060	2.38%	27,227
2013	15.420314	15.025846	-2.56%	30,699
2012	13.940109	15.420314	10.62%	27,040
2011	13.401220	13.940109	4.02%	25,682
2010	12.296451	13.401220	8.98%	23,614
2009	10.031614	12.296451	22.58%	19,306
2008	12.307348	10.031614	-18.49%	10,229
2007	11.937331	12.307348	3.10%	1,453
2006	11.553509	11.937331	3.32%	1,453
2005	11.472906	11.553509	0.70%	1,453
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.038913	10.731756	-2.78%	46,096
2013	9.251361	11.038913	19.32%	45,228
2012	8.126525	9.251361	13.84%	44,438
2011	9.123927	8.126525	-10.93%	46,632
2010	8.135019	9.123927	12.16%	56,184
2009	6.064844	8.135019	34.13%	107,090
2008*	10.000000	6.064844	-39.35%	107,705
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.438155	15.522204	-10.99%	11,723
2013	14.617673	17.438155	19.30%	0
2012	12.672773	14.617673	15.35%	0
2011	15.384027	12.672773	-17.62%	0
2010	14.741276	15.384027	4.36%	0
2009	11.549944	14.741276	27.63%	0
2008	21.898391	11.549944	-47.26%	0
2007	21.636358	21.898391	1.21%	0
2006	17.935769	21.636358	20.63%	0
2005	16.280107	17.935769	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.198455	14.327086	8.55%	22,924
2013	9.963682	13.198455	32.47%	25,240
2012	8.705529	9.963682	14.45%	25,318
2011	9.128428	8.705529	-4.63%	27,236
2010	8.029459	9.128428	13.69%	30,911
2009	6.298763	8.029459	27.48%	64,596
2008*	10.000000	6.298763	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.517926	13.600062	8.64%	3,486
2013	9.407007	12.517926	33.07%	4,632
2012	8.117705	9.407007	15.88%	5,699
2011	8.771301	8.117705	-7.45%	5,742
2010	7.894107	8.771301	11.11%	14,386
2009	6.286901	7.894107	25.56%	13,425
2008*	10.000000	6.286901	-37.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.043276	14.354444	2.22%	26,912
2013	10.280814	14.043276	36.60%	28,214
2012	9.099807	10.280814	12.98%	29,418
2011	9.663566	9.099807	-5.83%	31,487
2010	7.753436	9.663566	24.64%	38,899
2009	6.209196	7.753436	24.87%	63,476
2008*	10.000000	6.209196	-37.91%	39,874
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.971705	17.265856	15.32%	23,380
2013	11.197061	14.971705	33.71%	23,971
2012	9.765885	11.197061	14.65%	24,804
2011	10.144778	9.765885	-3.73%	26,846
2010	8.604649	10.144778	17.90%	30,703
2009	6.692181	8.604649	28.58%	59,492
2008*	10.000000	6.692181	-33.08%	79,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	22.452493	22.688544	1.05%	2,924
2013	15.826761	22.452493	41.86%	2,835
2012	14.200864	15.826761	11.45%	3,113
2011	14.534552	14.200864	-2.30%	3,337
2010	11.788734	14.534552	23.29%	1,557
2009	9.405240	11.788734	25.34%	1,388
2008	17.851211	9.405240	-47.31%	518
2007	16.543600	17.851211	7.90%	342
2006	16.299770	16.543600	1.50%	0
2005	15.351382	16.299770	6.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	32.433413	34.125504	5.22%	2,211
2013	23.503387	32.433413	37.99%	2,221
2012	19.824615	23.503387	18.56%	1,755
2011	21.275952	19.824615	-6.82%	2,046
2010	17.069645	21.275952	24.64%	1,993
2009	13.761932	17.069645	24.04%	1,952
2008	20.627490	13.761932	-33.28%	0
2007	22.563861	20.627490	-8.58%	0
2006	19.552135	22.563861	15.40%	0
2005	19.302125	19.552135	1.30%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	30.351210	30.077392	-0.90%	2,605
2013	21.912014	30.351210	38.51%	2,552
2012	19.296863	21.912014	13.55%	3,046
2011	20.786489	19.296863	-7.17%	3,101
2010	16.876436	20.786489	23.17%	3,049
2009	12.738817	16.876436	32.48%	2,697
2008	20.969244	12.738817	-39.25%	8,098
2007	20.883817	20.969244	0.41%	5,465
2006	18.961845	20.883817	10.14%	3,226
2005	17.177624	18.961845	10.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	20.216385	22.277467	10.20%	24,493
2013	15.684468	20.216385	28.89%	27,637
2012	13.979930	15.684468	12.19%	27,621
2011	14.131754	13.979930	-1.07%	29,905
2010	12.664839	14.131754	11.58%	34,192
2009	10.235375	12.664839	23.74%	67,174
2008	17.788128	10.235375	-42.46%	81,573
2007	16.730660	17.788128	6.32%	50,603
2006	14.970013	16.730660	11.76%	19,828
2005	14.190647	14.970013	5.49%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.069837	14.030150	26.74%	13,001
2013	10.937391	11.069837	1.21%	5,608
2012	9.602457	10.937391	13.90%	5,523
2011	9.179933	9.602457	4.60%	3,313
2010	7.175168	9.179933	27.94%	3,997
2009	5.578528	7.175168	28.62%	1,277
2008*	10.000000	5.578528	-44.21%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.541370	10.439831	-0.96%	15,818
2013	10.685207	10.541370	-1.35%	17,651
2012	10.473767	10.685207	2.02%	20,310
2011	10.491270	10.473767	-0.17%	17,406
2010	10.394113	10.491270	0.93%	15,494
2009	9.846962	10.394113	5.56%	11,568
2008*	10.000000	9.846962	-1.53%	369
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.556928	12.938092	3.04%	362
2013*	10.000000	12.556928	25.57%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.281870	14.738512	-9.48%	59,781
2013	13.756990	16.281870	18.35%	58,365
2012	11.675592	13.756990	17.83%	56,972
2011	13.528212	11.675592	-13.69%	58,754
2010	12.908002	13.528212	4.80%	58,100
2009*	10.000000	12.908002	29.08%	90,046
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.586325	10.496473	-0.85%	29,549
2013	10.676243	10.586325	-0.84%	35,640
2012	10.356764	10.676243	3.08%	33,667
2011	10.478459	10.356764	-1.16%	32,055
2010	10.098890	10.478459	3.76%	35,463
2009	9.042389	10.098890	11.68%	54,472
2008	10.598750	9.042389	-14.68%	84,096
2007	10.265712	10.598750	3.24%	61,883
2006	9.996311	10.265712	2.70%	22,348
2005	9.998672	9.996311	-0.02%	1,204
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.918895	20.311366	1.97%	0
2013	13.859390	19.918895	43.72%	355
2012	12.923750	13.859390	7.24%	376
2011	13.254073	12.923750	-2.49%	0
2010	11.243891	13.254073	17.88%	0
2009	9.294470	11.243891	20.97%	0
2008	15.582366	9.294470	-40.35%	0
2007	15.731913	15.582366	-0.95%	0
2006	15.166231	15.731913	3.73%	0
2005	14.955415	15.166231	1.41%	123
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	22.697750	24.690926	8.78%	0
2013	16.737659	22.697750	35.61%	0
2012	15.304169	16.737659	9.37%	0
2011	16.022458	15.304169	-4.48%	0
2010	13.233495	16.022458	21.08%	0
2009	10.217279	13.233495	29.52%	0
2008	17.120830	10.217279	-40.32%	0
2007	16.144926	17.120830	6.04%	59,934
2006	14.407573	16.144926	12.06%	21,819
2005	13.680826	14.407573	5.31%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.863265	30.035325	0.58%	2,958
2013	23.861911	29.863265	25.15%	0
2012	20.019534	23.861911	19.19%	0
2011	22.207171	20.019534	-9.85%	0
2010	19.475436	22.207171	14.03%	0
2009	14.181094	19.475436	37.33%	0
2008	24.116522	14.181094	-41.20%	0
2007	23.070354	24.116522	4.53%	0
2006	19.945565	23.070354	15.67%	0
2005	17.743416	19.945565	12.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.965125	10.065294	1.01%	0
2013	10.148993	9.965125	-1.81%	0
2012*	10.000000	10.148993	1.49%	69
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.024835	-9.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.738937	23.651914	8.80%	28,378
2013	16.782483	21.738937	29.53%	31,681
2012	14.604301	16.782483	14.91%	29,841
2011	14.865485	14.604301	-1.76%	33,487
2010	13.023062	14.865485	14.15%	41,861
2009	10.324439	13.023062	26.14%	71,297
2008	17.070052	10.324439	-39.52%	74,095
2007	16.632094	17.070052	2.63%	45,884
2006	14.705781	16.632094	13.10%	19,611
2005	14.111421	14.705781	4.21%	54
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	32.580977	35.850686	10.04%	2,248
2013	23.509711	32.580977	38.59%	2,194
2012	20.273963	23.509711	15.96%	2,726
2011	21.073853	20.273963	-3.80%	2,985
2010	17.377172	21.073853	21.27%	4,377
2009	12.881721	17.377172	34.90%	2,060
2008	21.084518	12.881721	-38.90%	21,257
2007	21.698510	21.084518	-2.83%	10,841
2006	19.202224	21.698510	13.00%	4,339
2005	17.758675	19.202224	8.13%	70
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.471267	10.366378	-1.00%	0
2013	10.613732	10.471267	-1.34%	0
2012*	10.000000	10.613732	6.14%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.145926	9.139906	-0.07%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.942651	11.804902	-1.15%	3,776
2013	12.970120	11.942651	-7.92%	5,477
2012	12.507049	12.970120	3.70%	5,002
2011	11.705408	12.507049	6.85%	3,093
2010	10.859825	11.705408	7.79%	5,231
2009*	10.000000	10.859825	8.60%	2,619
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.566363	11.483946	-0.71%	63,597
2013	11.763864	11.566363	-1.68%	62,690
2012	11.288307	11.763864	4.21%	57,980
2011	11.339656	11.288307	-0.45%	52,233
2010	10.939212	11.339656	3.66%	48,844
2009*	10.000000	10.939212	9.39%	47,973
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.409755	10.686357	2.66%	20,498
2013	10.784326	10.409755	-3.47%	21,862
2012	9.993935	10.784326	7.91%	14,794
2011*	10.000000	9.993935	-0.06%	8,118
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.995495	20.729267	9.13%	0
2013	14.206399	18.995495	33.71%	0
2012	12.100246	14.206399	17.41%	0
2011	12.875530	12.100246	-6.02%	0
2010	11.422541	12.875530	12.72%	0
2009	8.928755	11.422541	27.93%	0
2008	14.779624	8.928755	-39.59%	0
2007	15.962242	14.779624	-7.41%	0
2006	13.973162	15.962242	14.24%	0
2005	13.473727	13.973162	3.71%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.699281	18.097813	-8.13%	0
2013	15.607779	19.699281	26.21%	0
2012	12.990832	15.607779	20.14%	0
2011	15.869001	12.990832	-18.14%	0
2010	14.635021	15.869001	8.43%	0
2009	11.915221	14.635021	22.83%	0
2008	21.572042	11.915221	-44.77%	0
2007	20.200971	21.572042	6.79%	0
2006	16.048711	20.200971	25.87%	0
2005	14.513815	16.048711	10.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	21.064619	22.777194	8.13%	0
2013	14.871670	21.064619	41.64%	0
2012	13.211260	14.871670	12.57%	0
2011	16.317878	13.211260	-19.04%	0
2010	13.706991	16.317878	19.05%	0
2009	8.486225	13.706991	61.52%	0
2008	13.675659	8.486225	-37.95%	0
2007	13.151940	13.675659	3.98%	0
2006	12.656952	13.151940	3.91%	0
2005	12.150914	12.656952	4.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.944157	28.378629	29.32%	3,192
2013	14.793998	21.944157	48.33%	2,384
2012	11.459676	14.793998	29.10%	2,372
2011	10.533927	11.459676	8.79%	1,142
2010*	10.000000	10.533927	5.34%	538
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.339666	13.080757	6.01%	3,283
2013	12.594289	12.339666	-2.02%	3,329
2012	11.704079	12.594289	7.61%	2,912
2011	11.267019	11.704079	3.88%	4,633
2010	10.698980	11.267019	5.31%	4,766
2009	9.925335	10.698980	7.79%	4,766
2008	11.247361	9.925335	-11.75%	54,837
2007	10.847690	11.247361	3.68%	49,808
2006	10.628384	10.847690	2.06%	17,622
2005	10.376142	10.628384	2.43%	3,344
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	22.095900	22.404901	1.40%	0
2013	24.572717	22.095900	-10.08%	0
2012	21.153665	24.572717	16.16%	0
2011	20.081616	21.153665	5.34%	0
2010	18.568174	20.081616	8.15%	0
2009	14.480709	18.568174	28.23%	0
2008	17.282785	14.480709	-16.21%	0
2007	16.484339	17.282785	4.84%	0
2006	15.095375	16.484339	9.20%	0
2005	13.659211	15.095375	10.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.594781	8.446390	-20.28%	843
2013	9.726121	10.594781	8.93%	843
2012*	10.000000	9.726121	-2.74%	843

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.467627	8.319944	-20.52%	25
2013	9.630168	10.467627	8.70%	25
2012*	10.000000	9.630168	-3.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.191798	19.644419	2.36%	0
2013	13.921829	19.191798	37.85%	0
2012	11.734415	13.921829	18.64%	0
2011	12.605202	11.734415	-6.91%	0
2010*	10.000000	12.605202	26.05%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.314415	23.511879	-3.30%	0
2014	24.314415	23.511879	-3.30%	11,229
2013	16.422745	24.314415	48.05%	10,261
2012	15.448940	16.422745	6.30%	11,313
2011	16.431080	15.448940	-5.98%	0
2010	13.151610	16.431080	24.94%	12,899
2009	8.742630	13.151610	50.43%	8,788
2008	15.145098	8.742630	-42.27%	0
2007	13.504124	15.145098	12.15%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.904507	11.225357	2.94%	0
2013	9.642416	10.904507	13.09%	0
2012	8.583323	9.642416	12.34%	0
2011	9.391594	8.583323	-8.61%	0
2010	8.127541	9.391594	15.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.616878	14.169181	4.06%	0
2013	14.161735	13.616878	-3.85%	0
2012	13.544752	14.161735	4.56%	0
2011	12.688738	13.544752	6.75%	0
2010	12.028678	12.688738	5.49%	0
2009	10.898463	12.028678	10.37%	0
2008	10.800606	10.898463	0.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	22.608715	24.338516	7.65%	215
2013	17.053591	22.608715	32.57%	292
2012	14.767331	17.053591	15.48%	415
2011	14.133776	14.767331	4.48%	425
2010	12.720770	14.133776	11.11%	515
2009	10.730871	12.720770	18.54%	450
2008	18.370232	10.730871	-41.59%	450
2007	17.787012	18.370232	3.28%	450
2006	15.435528	17.787012	15.23%	1,393
2005	14.981350	15.435528	3.03%	1,410
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	32.341074	34.705808	7.31%	0
2013	23.855345	32.341074	35.57%	0
2012	20.443677	23.855345	16.69%	0
2011	22.712719	20.443677	-9.99%	0
2010	18.215035	22.712719	24.69%	473
2009	12.962794	18.215035	40.52%	586
2008	20.482521	12.962794	-36.71%	551
2007	20.483276	20.482521	0.00%	555
2006	18.208430	20.483276	12.49%	554
2005	17.335345	18.208430	5.04%	537
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.386176	13.620468	1.75%	2,312
2013	14.849176	13.386176	-9.85%	7,421
2012	14.038950	14.849176	5.77%	8,244
2011	12.754152	14.038950	10.07%	8,982
2010	12.317775	12.754152	3.54%	4,099
2009	11.346347	12.317775	8.56%	2,671
2008	11.705089	11.346347	-3.06%	4,460
2007	10.853838	11.705089	7.84%	4,485
2006	10.846500	10.853838	0.07%	4,244
2005	10.841796	10.846500	0.04%	2,759
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	22.098744	24.451509	10.65%	0
2013	16.559344	22.098744	33.45%	0
2012	14.688516	16.559344	12.74%	130
2011	14.497545	14.688516	1.32%	131
2010	12.926479	14.497545	12.15%	240
2009	11.142832	12.926479	16.01%	0
2008	17.332005	11.142832	-35.71%	0
2007	17.674024	17.332005	-1.94%	0
2006	15.359858	17.674024	15.07%	0
2005	14.919143	15.359858	2.95%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.308520	23.252270	14.50%	392
2013	15.871948	20.308520	27.95%	392
2012	13.864384	15.871948	14.48%	0
2011	14.194745	13.864384	-2.33%	0
2010	12.112273	14.194745	17.19%	0
2009	9.473428	12.112273	27.86%	0
2008	12.740429	9.473428	-25.64%	0
2007	13.257079	12.740429	-3.90%	777
2006	11.194253	13.257079	18.43%	0
2005*	10.000000	11.194253	11.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.101908	15.162806	0.40%	0
2013	13.400106	15.101908	12.70%	2,602
2012	12.371587	13.400106	8.31%	2,723
2011	13.034055	12.371587	-5.08%	2,855
2010	12.055694	13.034055	8.12%	1,669
2009*	10.000000	12.055694	20.56%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	33.088129	34.260992	3.54%	3,845
2013	23.872229	33.088129	38.61%	3,895
2012	20.940231	23.872229	14.00%	4,080
2011	21.139501	20.940231	-0.94%	4,105
2010	17.056081	21.139501	23.94%	5,108
2009	13.849727	17.056081	23.15%	4,178
2008	20.352832	13.849727	-31.95%	4,758
2007	20.800722	20.352832	-2.15%	5,135
2006	18.456803	20.800722	12.70%	5,185
2005	17.473166	18.456803	5.63%	5,539
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	22.281987	24.823836	11.41%	409
2013	17.175596	22.281987	29.73%	410
2012	15.100981	17.175596	13.74%	589
2011	15.086015	15.100981	0.10%	670
2010	13.371765	15.086015	12.82%	5,585
2009	10.770291	13.371765	24.15%	44,299
2008	17.445224	10.770291	-38.26%	44,893
2007	16.870274	17.445224	3.41%	43,586
2006	14.865926	16.870274	13.48%	43,624
2005	14.450953	14.865926	2.87%	40,560

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	21.095858	22.405778	6.21%	746
2013	17.725526	21.095858	19.01%	2,066
2012	16.339629	17.725526	8.48%	1,341
2011	15.254750	16.339629	7.11%	1,341
2010	13.461645	15.254750	13.32%	2,006
2009	11.181181	13.461645	20.40%	0
2008	16.152511	11.181181	-30.78%	0
2007	15.348178	16.152511	5.24%	0
2006	13.408091	15.348178	14.47%	0
2005	13.073375	13.408091	2.56%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.993968	19.954307	-0.20%	0
2013	13.694790	19.993968	46.00%	0
2012	11.563432	13.694790	18.43%	0
2011	13.659578	11.563432	-15.35%	0
2010	10.600657	13.659578	28.86%	704
2009	8.557365	10.600657	23.88%	666
2008	13.961310	8.557365	-38.71%	666
2007	15.977355	13.961310	-12.62%	666
2006	15.668356	15.977355	1.97%	666
2005	15.068991	15.668356	3.98%	666
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.058270	9.964097	-0.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.738429	16.267957	-2.81%	0
2013	14.634999	16.738429	14.37%	0
2012	13.504340	14.634999	8.37%	0
2011	14.508845	13.504340	-6.92%	79
2010	13.034189	14.508845	11.31%	1,807
2009	11.682862	13.034189	11.57%	1,714
2008	16.864129	11.682862	-30.72%	1,514
2007	15.616649	16.864129	7.99%	1,543
2006	13.692793	15.616649	14.05%	1,629
2005	13.668997	13.692793	0.17%	1,606
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.583375	13.849633	1.96%	0
2013	13.687508	13.583375	-0.76%	0
2012	12.697043	13.687508	7.80%	504
2011	12.638312	12.697043	0.46%	492
2010	11.849368	12.638312	6.66%	518
2009	10.011815	11.849368	18.35%	0
2008	10.994700	10.011815	-8.94%	0
2007	10.617292	10.994700	3.55%	0
2006	10.371973	10.617292	2.37%	0
2005	10.426582	10.371973	-0.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.773700	15.164901	2.65%	0
2013	13.250120	14.773700	11.50%	0
2012	12.055916	13.250120	9.91%	0
2011	12.291637	12.055916	-1.92%	0
2010	11.087677	12.291637	10.86%	0
2009	9.081131	11.087677	22.10%	0
2008	12.320382	9.081131	-26.29%	0
2007	11.537307	12.320382	6.79%	0
2006	10.688536	11.537307	7.94%	0
2005*	10.000000	10.688536	6.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.261712	15.723594	3.03%	0
2013	13.399134	15.261712	13.90%	0
2012	12.031099	13.399134	11.37%	0
2011	12.367484	12.031099	-2.72%	0
2010	10.982100	12.367484	12.61%	0
2009	8.673279	10.982100	26.62%	0
2008	13.103549	8.673279	-33.81%	0
2007	12.098298	13.103549	8.31%	0
2006	10.995042	12.098298	10.03%	0
2005*	10.000000	10.995042	9.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.903619	16.408113	3.17%	0
2013	13.298675	15.903619	19.59%	0
2012	11.722046	13.298675	13.45%	0
2011	12.246674	11.722046	-4.28%	0
2010	10.728285	12.246674	14.15%	0
2009	8.302910	10.728285	29.21%	0
2008	13.633841	8.302910	-39.10%	0
2007	12.461790	13.633841	9.41%	0
2006	11.203073	12.461790	11.24%	0
2005*	10.000000	11.203073	12.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.899161	17.098213	-14.08%	0
2013	16.272913	19.899161	22.28%	0
2012	15.774479	16.272913	3.16%	0
2011	16.892576	15.774479	-6.62%	219
2010	14.392471	16.892576	17.37%	0
2009	9.901301	14.392471	45.36%	0
2008	22.047199	9.901301	-55.09%	0
2007	15.369624	22.047199	43.45%	0
2006	13.379879	15.369624	14.87%	0
2005*	10.000000	13.379879	33.80%	6,926

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.607082	23.087678	6.85%	4,987
2013	17.160639	21.607082	25.91%	4,977
2012	14.884062	17.160639	15.30%	4,587
2011	15.011946	14.884062	-0.85%	5,489
2010	13.262061	15.011946	13.19%	2,879
2009	10.366212	13.262061	27.94%	5,460
2008	18.403288	10.366212	-43.67%	7,576
2007	18.450310	18.403288	-0.25%	5,619
2006	15.617957	18.450310	18.14%	6,553
2005	15.018503	15.617957	3.99%	4,438
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.714143	24.837424	9.35%	2,810
2013	16.955741	22.714143	33.96%	2,906
2012	15.047317	16.955741	12.68%	3,061
2011	15.280943	15.047317	-1.53%	3,075
2010	12.524797	15.280943	22.01%	548
2009	9.936715	12.524797	26.05%	1,261
2008	19.146049	9.936715	-48.10%	1,289
2007	15.347522	19.146049	24.75%	1,293
2006	14.619738	15.347522	4.98%	2,275
2005	14.067646	14.619738	3.92%	2,327
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.527342	14.072984	4.03%	3,750
2013	14.023325	13.527342	-3.54%	3,750
2012	13.481898	14.023325	4.02%	3,673
2011	12.787043	13.481898	5.43%	3,673
2010	12.070664	12.787043	5.93%	2,165
2009	10.612749	12.070664	13.74%	2,159
2008	11.160695	10.612749	-4.91%	2,406
2007	10.886936	11.160695	2.51%	1,413
2006	10.613244	10.886936	2.58%	1,275
2005	10.574067	10.613244	0.37%	1,244
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	35.397752	36.969835	4.44%	2,040
2013	26.449304	35.397752	33.83%	3,280
2012	23.439599	26.449304	12.84%	3,164
2011	26.692806	23.439599	-12.19%	3,715
2010	21.076944	26.692806	26.64%	4,718
2009	15.311304	21.076944	37.66%	6,202
2008	25.739378	15.311304	-40.51%	2,573
2007	22.658101	25.739378	13.60%	6,845
2006	20.464047	22.658101	10.72%	3,542
2005	17.603288	20.464047	16.25%	3,104

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	24.393917	22.034401	-9.67%	212
2013	19.025804	24.393917	28.21%	287
2012	16.046218	19.025804	18.57%	408
2011	19.707514	16.046218	-18.58%	419
2010	17.732455	19.707514	11.14%	430
2009	14.262765	17.732455	24.33%	443
2008	25.839336	14.262765	-44.80%	443
2007	22.412859	25.839336	15.29%	443
2006	19.319603	22.412859	16.01%	493
2005	16.511591	19.319603	17.01%	511
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	29.691748	31.151190	4.92%	0
2013	23.154657	29.691748	28.23%	0
2012	18.500854	23.154657	25.15%	581
2011	20.648197	18.500854	-10.40%	619
2010	16.592308	20.648197	24.44%	748
2009	10.718880	16.592308	54.80%	599
2008	22.339573	10.718880	-52.02%	636
2007	21.511165	22.339573	3.85%	696
2006	18.824378	21.511165	14.27%	797
2005	18.657454	18.824378	0.89%	2,380
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.637928	15.083890	3.05%	537
2013	13.042512	14.637928	12.23%	537
2012	11.754372	13.042512	10.96%	0
2011	11.655097	11.754372	0.85%	0
2010	10.501643	11.655097	10.98%	0
2009	7.862729	10.501643	33.56%	0
2008	11.347958	7.862729	-30.71%	0
2007	11.104529	11.347958	2.19%	831
2006*	10.000000	11.104529	11.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	23.546012	25.215932	7.09%	4,738
2013	18.432121	23.546012	27.74%	6,101
2012	16.714159	18.432121	10.28%	6,448
2011	16.007845	16.714159	4.41%	7,139
2010	13.470559	16.007845	18.84%	22,636
2009	11.654333	13.470559	15.58%	22,513
2008	16.230465	11.654333	-28.19%	22,513
2007	16.934138	16.230465	-4.16%	22,513
2006	14.677976	16.934138	15.37%	23,410
2005	14.407223	14.677976	1.88%	28,882
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.771185	32.463879	-0.94%	0
2013	24.420447	32.771185	34.20%	0
2012	20.942325	24.420447	16.61%	307
2011	22.091312	20.942325	-5.20%	549
2010	17.491065	22.091312	26.30%	577
2009	13.748819	17.491065	27.22%	47
2008	20.838949	13.748819	-34.02%	47
2007	21.673902	20.838949	-3.85%	526
2006	18.809032	21.673902	15.23%	534
2005	17.555543	18.809032	7.14%	534
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.334052	-6.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.934233	21.826142	-12.47%	331
2013	20.585234	24.934233	21.13%	449
2012	17.676481	20.585234	16.46%	638
2011	20.080770	17.676481	-11.97%	655
2010	18.805431	20.080770	6.78%	672
2009	13.931292	18.805431	34.99%	714
2008	23.722483	13.931292	-41.27%	714
2007	20.861110	23.722483	13.72%	714
2006	17.438189	20.861110	19.63%	792
2005	16.068940	17.438189	8.52%	819
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.740559	9.770332	0.31%	3,515
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.214470	11.226719	-8.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.287894	16.677082	-3.53%	0
2013	13.304255	17.287894	29.94%	0
2012	11.014999	13.304255	20.78%	0
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.263987	14.132255	6.55%	436
2013	9.632563	13.263987	37.70%	541
2012*	10.000000	9.632563	-3.67%	709
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.769076	15.647829	-6.69%	485
2013	13.605136	16.769076	23.26%	485
2012	11.590239	13.605136	17.38%	0
2011	12.680130	11.590239	-8.60%	0
2010	11.845474	12.680130	7.05%	0
2009*	10.000000	11.845474	18.45%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.755603	11.799816	0.38%	0
2013	10.800595	11.755603	8.84%	0
2012*	10.000000	10.800595	8.01%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.868630	13.673097	6.25%	0
2013	10.054450	12.868630	27.99%	0
2012*	10.000000	10.054450	0.54%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	22.083732	23.544536	6.61%	0
2013	18.714051	22.083732	18.01%	2,500
2012	16.758290	18.714051	11.67%	3,204
2011	16.785495	16.758290	-0.16%	3,251
2010	15.761251	16.785495	6.50%	3,313
2009	12.741602	15.761251	23.70%	3,222
2008	15.410684	12.741602	-17.32%	3,268
2007	14.187133	15.410684	8.62%	3,342
2006	13.044049	14.187133	8.76%	3,465
2005	12.299857	13.044049	6.05%	3,526
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.712084	29.607804	6.84%	0
2013	21.494993	27.712084	28.92%	1,216
2012	17.619325	21.494993	22.00%	1,728
2011	19.221411	17.619325	-8.33%	1,728
2010	18.326532	19.221411	4.88%	3,488
2009	12.742191	18.326532	43.83%	1,216
2008	23.229688	12.742191	-45.15%	1,216
2007	17.261496	23.229688	34.58%	1,216
2006	16.059602	17.261496	7.48%	1,216
2005	14.484651	16.059602	10.87%	1,216
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.264828	14.287203	7.71%	0
2013	9.946570	13.264828	33.36%	0
2012*	10.000000	9.946570	-0.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	34.059408	29.488521	-13.42%	0
2013	30.256865	34.059408	12.57%	893
2012	27.141314	30.256865	11.48%	908
2011	40.723440	27.141314	-33.35%	0
2010	33.069771	40.723440	23.14%	0
2009	18.748459	33.069771	76.39%	0
2008	39.845727	18.748459	-52.95%	0
2007	31.601309	39.845727	26.09%	0
2006	21.878975	31.601309	44.44%	0
2005	16.834176	21.878975	29.97%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.829484	9.233048	-6.07%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.208095	12.946089	-8.88%	0
2013	10.214213	14.208095	39.10%	0
2012*	10.000000	10.214213	2.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.598429	27.786939	8.55%	290
2013	19.165838	25.598429	33.56%	290
2012	16.791481	19.165838	14.14%	1,254
2011	17.126545	16.791481	-1.96%	2,660
2010	15.633669	17.126545	9.55%	2,808
2009	12.961686	15.633669	20.61%	2,383
2008	19.565668	12.961686	-33.75%	3,235
2007	18.463204	19.565668	5.97%	3,302
2006	15.554069	18.463204	18.70%	2,253
2005	14.831129	15.554069	4.87%	2,309
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.910887	14.853591	-0.38%	1,636
2013	11.860324	14.910887	25.72%	1,636
2012	10.386610	11.860324	14.19%	1,108
2011	10.735263	10.386610	-3.25%	1,108
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.953675	14.168218	9.38%	581
2013	10.162203	12.953675	27.47%	582
2012	9.067741	10.162203	12.07%	0
2011*	10.000000	9.067741	-9.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	20.041485	22.296873	11.25%	775
2013	15.452427	20.041485	29.70%	1,775
2012	13.708059	15.452427	12.73%	1,150
2011	13.849007	13.708059	-1.02%	1,891
2010	12.425615	13.849007	11.46%	1,151
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.949176	14.425632	3.42%	6,711
2013	11.486841	13.949176	21.44%	6,963
2012	10.078216	11.486841	13.98%	6,784
2011	10.137186	10.078216	-0.58%	7,396
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
2008	10.926297	7.557697	-30.83%	0
2007	10.451726	10.926297	4.54%	0
2006*	10.000000	10.451726	4.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.195652	11.576733	3.40%	8,217
2013	11.666419	11.195652	-4.04%	8,379
2012	11.284076	11.666419	3.39%	7,766
2011	10.835256	11.284076	4.14%	7,798
2010	10.378523	10.835256	4.40%	1,227
2009	9.395078	10.378523	10.47%	1,227
2008	10.582931	9.395078	-11.22%	1,227
2007	10.433824	10.582931	1.43%	4,277
2006*	10.000000	10.433824	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.210958	15.257817	0.31%	0
2013	12.004302	15.210958	26.71%	0
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0
2007	10.734006	12.090799	12.64%	710
2006*	10.000000	10.734006	7.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.707124	14.590661	6.45%	1,026
2013	10.736608	13.707124	27.67%	1,026
2012	9.284769	10.736608	15.64%	1,026
2011	9.889514	9.284769	-6.12%	1,026
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
2007	10.261053	11.308815	10.21%	0
2006*	10.000000	10.261053	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.225884	13.274140	8.57%	6,695
2013	9.334537	12.225884	30.97%	7,396
2012	8.095662	9.334537	15.30%	8,619
2011	8.406630	8.095662	-3.70%	11,497
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.980044	20.182268	1.01%	0
2013	18.944494	19.980044	5.47%	0
2012	16.789652	18.944494	12.83%	257
2011	16.417942	16.789652	2.26%	1,050
2010	14.730201	16.417942	11.46%	1,052
2009	10.242829	14.730201	43.81%	797
2008	14.440825	10.242829	-29.07%	800
2007	14.216296	14.440825	1.58%	1,259
2006	13.048580	14.216296	8.95%	1,261
2005	12.938758	13.048580	0.85%	1,263
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.253744	24.949517	7.29%	0
2013	17.448408	23.253744	33.27%	0
2012	14.990766	17.448408	16.39%	414
2011	15.616731	14.990766	-4.01%	433
2010	13.733204	15.616731	13.72%	1,672
2009	10.869643	13.733204	26.34%	0
2008	17.577757	10.869643	-38.16%	0
2007	18.324603	17.577757	-4.08%	0
2006	16.098052	18.324603	13.83%	4,536
2005	15.721293	16.098052	2.40%	1,182
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	0
2010	7.687700	8.737524	13.66%	0
2009	5.102388	7.687700	50.67%	0
2008*	10.000000	5.102388	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.727804	14.943004	8.85%	0
2013	10.058850	13.727804	36.47%	0
2012	9.168679	10.058850	9.71%	0
2011	9.622260	9.168679	-4.71%	0
2010	7.905921	9.622260	21.71%	0
2009	6.114345	7.905921	29.30%	0
2008*	10.000000	6.114345	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	0
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.596375	11.803545	1.79%	0
2013	11.219522	11.596375	3.36%	64,840
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	6,842
2011	9.941983	9.564729	-3.79%	6,842
2010	9.062813	9.941983	9.70%	6,842
2009	7.544912	9.062813	20.12%	6,842
2008*	10.000000	7.544912	-24.55%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.803521	12.170461	3.11%	0
2013	12.243899	11.803521	-3.60%	0
2012	11.565384	12.243899	5.87%	0
2011	11.051586	11.565384	4.65%	689
2010	10.507651	11.051586	5.18%	735
2009	9.823684	10.507651	6.96%	1,749
2008*	10.000000	9.823684	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.766100	13.188452	3.31%	3,187
2013	13.231603	12.766100	-3.52%	3,187
2012	12.540931	13.231603	5.51%	3,509
2011	12.005371	12.540931	4.46%	3,915
2010	11.273445	12.005371	6.49%	4,315
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.747134	30.407499	-7.14%	0
2013	33.103845	32.747134	-1.08%	0
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	0
2010	33.001367	37.679386	14.18%	0
2009	20.543325	33.001367	60.64%	0
2008	49.576391	20.543325	-58.56%	0
2007	34.668051	49.576391	43.00%	0
2006	25.818435	34.668051	34.28%	0
2005	19.806685	25.818435	30.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.560856	12.937757	3.00%	0
2013	13.291183	12.560856	-5.49%	3,612
2012	13.093826	13.291183	1.51%	4,603
2011	12.393502	13.093826	5.65%	4,693
2010	12.008019	12.393502	3.21%	3,533
2009	11.871712	12.008019	1.15%	2,943
2008	11.188756	11.871712	6.10%	3,055
2007	10.601174	11.188756	5.54%	3,917
2006	10.414200	10.601174	1.80%	3,719
2005	10.238215	10.414200	1.72%	2,384
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	9.016627	8.817441	-2.21%	400
2013	7.786405	9.016627	15.80%	400
2012	6.860618	7.786405	13.49%	0
2011	7.738784	6.860618	-11.35%	0
2010	6.952510	7.738784	11.31%	0
2009	5.452556	6.952510	27.51%	5,865
2008*	10.000000	5.452556	-45.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	23.486640	24.287676	3.41%	22,516
2013	18.738447	23.486640	25.34%	26,410
2012	16.414092	18.738447	14.16%	52,804
2011	17.345471	16.414092	-5.37%	59,743
2010	15.362132	17.345471	12.91%	61,622
2009	12.260523	15.362132	25.30%	40,125
2008	19.708994	12.260523	-37.79%	41,957
2007	18.885516	19.708994	4.36%	41,246
2006	16.405054	18.885516	15.12%	42,340
2005	15.430298	16.405054	6.32%	42,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.768156	14.089226	2.33%	0
2013	13.333587	13.768156	3.26%	0
2012	12.870975	13.333587	3.59%	167
2011	12.694481	12.870975	1.39%	178
2010	12.170590	12.694481	4.30%	5,020
2009	11.326919	12.170590	7.45%	198
2008	12.236402	11.326919	-7.43%	0
2007	11.789358	12.236402	3.79%	0
2006	11.273492	11.789358	4.58%	28,405
2005	11.078342	11.273492	1.76%	30,128
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.715490	19.389892	3.60%	21,180
2013	16.291577	18.715490	14.88%	23,948
2012	14.926410	16.291577	9.15%	23,954
2011	15.159363	14.926410	-1.54%	32,888
2010	13.875751	15.159363	9.25%	24,027
2009	11.824394	13.875751	17.35%	11,497
2008	15.630125	11.824394	-24.35%	33,885
2007	15.019422	15.630125	4.07%	32,206
2006	13.692941	15.019422	9.69%	48,289
2005	13.195663	13.692941	3.77%	56,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.510824	22.238462	3.38%	14,476
2013	17.845023	21.510824	20.54%	13,413
2012	15.925956	17.845023	12.05%	24,095
2011	16.519284	15.925956	-3.59%	24,518
2010	14.863119	16.519284	11.14%	14,642
2009	12.130524	14.863119	22.53%	9,254
2008	17.950280	12.130524	-32.42%	9,829
2007	17.169154	17.950280	4.55%	10,250
2006	15.217195	17.169154	12.83%	10,602
2005	14.427898	15.217195	5.47%	12,119

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.298023	16.814401	3.17%	856
2013	14.974615	16.298023	8.84%	857
2012	14.071828	14.974615	6.42%	5,077
2011	13.996960	14.071828	0.53%	5,078
2010	13.094807	13.996960	6.89%	13,254
2009	11.604444	13.094807	12.84%	14,173
2008	13.867459	11.604444	-16.32%	16,616
2007	13.300458	13.867459	4.26%	18,497
2006	12.453507	13.300458	6.80%	7,619
2005	12.099836	12.453507	2.92%	7,931
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.748524	22.187207	6.93%	662
2013	15.456042	20.748524	34.24%	4,361
2012	13.250874	15.456042	16.64%	6,383
2011	13.796473	13.250874	-3.95%	8,819
2010	12.907173	13.796473	6.89%	17,476
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	31.550414	34.004748	7.78%	187
2013	24.074509	31.550414	31.05%	187
2012	20.806439	24.074509	15.71%	269
2011	21.674104	20.806439	-4.00%	285
2010	17.435491	21.674104	24.31%	1,679
2009	12.943537	17.435491	34.70%	324
2008	20.682540	12.943537	-37.42%	1,190
2007	19.523333	20.682540	5.94%	1,213
2006	18.036183	19.523333	8.25%	1,230
2005	16.333804	18.036183	10.42%	6,225
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.868932	9.720901	-1.50%	9,319
2013	10.019216	9.868932	-1.50%	9,444
2012	10.172213	10.019216	-1.50%	16,574
2011	10.326678	10.172213	-1.50%	49,742
2010	10.483924	10.326678	-1.50%	29,992
2009	10.639112	10.483924	-1.46%	0
2008	10.583772	10.639112	0.52%	30,182
2007	10.254373	10.583772	3.21%	2,045
2006	9.958934	10.254373	2.97%	11,065
2005	9.847439	9.958934	1.13%	9,136

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.943173	15.290661	2.33%	2,925
2013	15.343265	14.943173	-2.61%	2,925
2012	13.877508	15.343265	10.56%	3,221
2011	13.347795	13.877508	3.97%	3,594
2010	12.253659	13.347795	8.93%	3,961
2009	10.001778	12.253659	22.51%	0
2008	12.276967	10.001778	-18.53%	0
2007	11.913924	12.276967	3.05%	507
2006	11.536687	11.913924	3.27%	507
2005	11.461997	11.536687	0.65%	507
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	11.007230	10.695524	-2.83%	0
2013	9.229482	11.007230	19.26%	0
2012	8.111439	9.229482	13.78%	0
2011	9.111599	8.111439	-10.98%	0
2010	8.128145	9.111599	12.10%	0
2009	6.062787	8.128145	34.07%	0
2008*	10.000000	6.062787	-39.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.343951	15.430519	-11.03%	0
2013	14.546079	17.343951	19.23%	0
2012	12.617124	14.546079	15.29%	0
2011	15.324262	12.617124	-17.67%	0
2010	14.691447	15.324262	4.31%	0
2009	11.516747	14.691447	27.57%	0
2008	21.846587	11.516747	-47.28%	0
2007	21.596200	21.846587	1.16%	0
2006	17.911539	21.596200	20.57%	0
2005	16.266338	17.911539	10.11%	359
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.160554	14.278705	8.50%	71
2013	9.940116	13.160554	32.40%	1,745
2012	8.689350	9.940116	14.39%	1,830
2011	9.116094	8.689350	-4.68%	1,837
2010	8.022668	9.116094	13.63%	16,260
2009	6.296627	8.022668	27.41%	0
2008*	10.000000	6.296627	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.481965	13.554112	8.59%	5,846
2013	9.384732	12.481965	33.00%	5,846
2012	8.102602	9.384732	15.82%	5,846
2011	8.759418	8.102602	-7.50%	5,846
2010	7.887411	8.759418	11.06%	9,966
2009	6.284757	7.887411	25.50%	9,971
2008*	10.000000	6.284757	-37.15%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	14.002987	14.305996	2.16%	205
2013	10.256516	14.002987	36.53%	206
2012	9.082922	10.256516	12.92%	207
2011	9.650508	9.082922	-5.88%	208
2010	7.746878	9.650508	24.57%	351
2009	6.207089	7.746878	24.81%	1,376
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	1,203
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	22.328965	22.552272	1.00%	205
2013	15.747665	22.328965	41.79%	255
2012	14.137076	15.747665	11.39%	336
2011	14.476589	14.137076	-2.35%	343
2010	11.747672	14.476589	23.23%	286
2009	9.377241	11.747672	25.28%	294
2008	17.807128	9.377241	-47.34%	294
2007	16.511159	17.807128	7.85%	2,963
2006	16.276050	16.511159	1.44%	2,996
2005	15.336796	16.276050	6.12%	3,007
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	32.254860	33.920408	5.16%	108
2013	23.385855	32.254860	37.92%	109
2012	19.735508	23.385855	18.50%	349
2011	21.191064	19.735508	-6.87%	362
2010	17.010167	21.191064	24.58%	339
2009	13.720947	17.010167	23.97%	0
2008	20.576528	13.720947	-33.32%	0
2007	22.519622	20.576528	-8.63%	2,069
2006	19.523677	22.519622	15.35%	2,069
2005	19.283784	19.523677	1.24%	2,069

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	30.184230	29.896743	-0.95%	0
2013	21.802509	30.184230	38.44%	835
2012	19.210199	21.802509	13.49%	866
2011	20.703615	19.210199	-7.21%	1,163
2010	16.817669	20.703615	23.11%	604
2009	12.700907	16.817669	32.41%	604
2008	20.917473	12.700907	-39.28%	891
2007	20.842898	20.917473	0.36%	1,371
2006	18.934269	20.842898	10.08%	1,028
2005	17.161314	18.934269	10.33%	1,588
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	20.105154	22.143658	10.14%	0
2013	15.606084	20.105154	28.83%	0
2012	13.917143	15.606084	12.14%	152
2011	14.075410	13.917143	-1.12%	152
2010	12.620735	14.075410	11.53%	152
2009	10.204910	12.620735	23.67%	0
2008	17.744200	10.204910	-42.49%	0
2007	16.697857	17.744200	6.27%	0
2006	14.948217	16.697857	11.70%	918
2005	14.177151	14.948217	5.44%	918
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.038053	13.982783	26.68%	118
2013	10.911512	11.038053	1.16%	1,667
2012	9.584620	10.911512	13.84%	2,209
2011	9.167515	9.584620	4.55%	2,757
2010	7.169085	9.167515	27.88%	2,293
2009	5.576620	7.169085	28.56%	1,686
2008*	10.000000	5.576620	-44.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.683009	13.012667	11.38%	0
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	9,729
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.528057	10.433394	-0.90%	1,281
2013	10.622869	10.528057	-0.89%	1,281
2012	10.310247	10.622869	3.03%	3,487
2011	10.436686	10.310247	-1.21%	3,433
2010	10.063733	10.436686	3.71%	3,506
2009	9.015480	10.063733	11.63%	1,666
2008	10.572577	9.015480	-14.73%	1,690
2007	10.245588	10.572577	3.19%	448
2006	9.981752	10.245588	2.64%	513
2005	9.989171	9.981752	-0.07%	544
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.809320	20.189373	1.92%	0
2013	13.790136	19.809320	43.65%	0
2012	12.865710	13.790136	7.19%	82
2011	13.201235	12.865710	-2.54%	157
2010	11.204734	13.201235	17.82%	0
2009	9.266799	11.204734	20.91%	0
2008	15.543881	9.266799	-40.38%	0
2007	15.701067	15.543881	-1.00%	0
2006	15.144158	15.701067	3.68%	0
2005	14.941199	15.144158	1.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	22.575200	24.545161	8.73%	0
2013	16.655724	22.575200	35.54%	565
2012	15.237005	16.655724	9.31%	639
2011	15.960221	15.237005	-4.53%	719
2010	13.188779	15.960221	21.01%	0
2009	10.187919	13.188779	29.46%	1,475
2008	17.080312	10.187919	-40.35%	1,297
2007	16.114937	17.080312	5.99%	1,342
2006	14.388098	16.114937	12.00%	1,395
2005	13.669252	14.388098	5.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.698897	29.854846	0.53%	0
2013	23.742603	29.698897	25.09%	0
2012	19.929575	23.742603	19.13%	0
2011	22.118606	19.929575	-9.90%	0
2010	19.407591	22.118606	13.97%	2,604
2009	14.138865	19.407591	37.26%	2,604
2008	24.056933	14.138865	-41.23%	2,604
2007	23.025091	24.056933	4.48%	2,604
2006	19.916503	23.025091	15.61%	2,604
2005	17.726536	19.916503	12.35%	2,604
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.959163	10.054176	0.95%	2,997
2013	10.148062	9.959163	-1.86%	2,997
2012*	10.000000	10.148062	1.48%	2,192
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.021770	-9.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.619216	23.509733	8.74%	0
2013	16.698524	21.619216	29.47%	0
2012	14.538622	16.698524	14.86%	161
2011	14.806138	14.538622	-1.81%	164
2010	12.977665	14.806138	14.09%	239
2009	10.293674	12.977665	26.07%	232
2008	17.027853	10.293674	-39.55%	243
2007	16.599446	17.027853	2.58%	244
2006	14.684344	16.599446	13.04%	263
2005	14.097983	14.684344	4.16%	273
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	32.401575	35.635188	9.98%	3,397
2013	23.392100	32.401575	38.52%	3,397
2012	20.182810	23.392100	15.90%	3,397
2011	20.989731	20.182810	-3.84%	3,397
2010	17.316587	20.989731	21.21%	3,397
2009	12.843339	17.316587	34.83%	3,397
2008	21.032409	12.843339	-38.94%	3,397
2007	21.655942	21.032409	-2.88%	3,397
2006	19.174248	21.655942	12.94%	3,397
2005	17.741782	19.174248	8.07%	3,397
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.462421	10.352353	-1.05%	0
2013	10.610149	10.462421	-1.39%	0
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.142817	9.132165	-0.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.538994	11.450958	-0.76%	10,207
2013	11.741977	11.538994	-1.73%	10,207
2012	11.273050	11.741977	4.16%	9,210
2011	11.330057	11.273050	-0.50%	4,071
2010	10.935503	11.330057	3.61%	18,474
2009*	10.000000	10.935503	9.36%	13,986
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.395694	10.666500	2.60%	17,189
2013	10.775226	10.395694	-3.52%	17,190
2012	9.990587	10.775226	7.85%	17,039
2011*	10.000000	9.990587	-0.09%	10,980
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.892927	20.606876	9.07%	0
2013	14.136849	18.892927	33.64%	0
2012	12.047130	14.136849	17.35%	0
2011	12.825504	12.047130	-6.07%	0
2010	11.383923	12.825504	12.66%	0
2009	8.903096	11.383923	27.86%	0
2008	14.744659	8.903096	-39.62%	0
2007	15.932624	14.744659	-7.46%	0
2006	13.954292	15.932624	14.18%	0
2005	13.462337	13.954292	3.65%	758
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.592904	17.990942	-8.18%	0
2013	15.531362	19.592904	26.15%	0
2012	12.933806	15.531362	20.08%	0
2011	15.807365	12.933806	-18.18%	0
2010	14.585568	15.807365	8.38%	0
2009	11.880985	14.585568	22.76%	0
2008	21.521013	11.880985	-44.79%	0
2007	20.163472	21.521013	6.73%	0
2006	16.027022	20.163472	25.81%	0
2005	14.501533	16.027022	10.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.950920	22.642764	8.08%	0
2013	14.798903	20.950920	41.57%	0
2012	13.153314	14.798903	12.51%	0
2011	16.254532	13.153314	-19.08%	0
2010	13.660698	16.254532	18.99%	0
2009	8.461847	13.660698	61.44%	0
2008	13.643309	8.461847	-37.98%	0
2007	13.127530	13.643309	3.93%	0
2006	12.639856	13.127530	3.86%	0
2005	12.140643	12.639856	4.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.903420	28.311582	29.26%	0
2013	14.774016	21.903420	48.26%	0
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.273072	13.003569	5.95%	1,156
2013	12.532676	12.273072	-2.07%	4,033
2012	11.652746	12.532676	7.55%	4,116
2011	11.223266	11.652746	3.83%	4,207
2010	10.662845	11.223266	5.26%	4,608
2009	9.896836	10.662845	7.74%	3,712
2008	11.220751	9.896836	-11.80%	3,969
2007	10.827538	11.220751	3.63%	2,937
2006	10.614013	10.827538	2.01%	2,728
2005	10.367358	10.614013	2.38%	1,217
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.972889	22.268862	1.35%	0
2013	24.448335	21.972889	-10.13%	0
2012	21.057297	24.448335	16.10%	0
2011	20.000240	21.057297	5.29%	0
2010	18.502313	20.000240	8.10%	0
2009	14.436666	18.502313	28.16%	0
2008	17.238977	14.436666	-16.26%	0
2007	16.450955	17.238977	4.79%	0
2006	15.072436	16.450955	9.15%	0
2005	13.645353	15.072436	10.46%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.585808	8.434949	-20.32%	0
2013	9.722815	10.585808	8.88%	0
2012*	10.000000	9.722815	-2.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.158129	19.600009	2.31%	0
2013	13.904457	19.158129	37.78%	0
2012	11.725735	13.904457	18.58%	0
2011	12.602258	11.725735	-6.96%	0
2010*	10.000000	12.602258	26.02%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.201975	23.391272	-3.35%	0
2014	24.201975	23.391272	-3.35%	0
2013	16.355079	24.201975	47.98%	777
2012	15.393121	16.355079	6.25%	777
2011	16.380022	15.393121	-6.03%	0
2010	13.117389	16.380022	24.87%	777
2009	8.724323	13.117389	50.35%	777
2008	15.121089	8.724323	-42.30%	0
2007	13.489596	15.121089	12.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.867639	11.181722	2.89%	0
2013	9.614688	10.867639	13.03%	0
2012	8.562993	9.614688	12.28%	0
2011	9.374093	8.562993	-8.65%	0
2010	8.116517	9.374093	15.49%	0
2009	5.144309	8.116517	57.78%	0
2008	9.418863	5.144309	-45.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.553977	14.096577	4.00%	0
2013	14.103469	13.553977	-3.90%	0
2012	13.495889	14.103469	4.50%	0
2011	12.649355	13.495889	6.69%	0
2010	11.997430	12.649355	5.43%	0
2009	10.875668	11.997430	10.31%	0
2008	10.783485	10.875668	0.85%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	22.484138	24.192123	7.60%	0
2013	16.968235	22.484138	32.51%	0
2012	14.700898	16.968235	15.42%	0
2011	14.077320	14.700898	4.43%	0
2010	12.676384	14.077320	11.05%	0
2009	10.698858	12.676384	18.48%	0
2008	18.324774	10.698858	-41.62%	0
2007	17.752066	18.324774	3.23%	0
2006	15.412996	17.752066	15.18%	0
2005	14.967070	15.412996	2.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	32.163015	34.497207	7.26%	237
2013	23.736041	32.163015	35.50%	696
2012	20.351798	23.736041	16.63%	257
2011	22.622118	20.351798	-10.04%	850
2010	18.151577	22.622118	24.63%	829
2009	12.924190	18.151577	40.45%	1,098
2008	20.431924	12.924190	-36.75%	0
2007	20.443104	20.431924	-0.05%	0
2006	18.181920	20.443104	12.44%	0
2005	17.318860	18.181920	4.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.311629	13.537743	1.70%	5,717
2013	14.773974	13.311629	-9.90%	5,936
2012	13.974967	14.773974	5.72%	3,476
2011	12.702456	13.974967	10.02%	2,233
2010	12.274076	12.702456	3.49%	3,411
2009	11.311836	12.274076	8.51%	2,479
2008	11.675414	11.311836	-3.11%	1,602
2007	10.831848	11.675414	7.79%	1,193
2006	10.830006	10.831848	0.02%	3,234
2005	10.830792	10.830006	-0.01%	3,034
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.977073	24.304548	10.59%	0
2013	16.476523	21.977073	33.38%	0
2012	14.622493	16.476523	12.68%	0
2011	14.439706	14.622493	1.27%	0
2010	12.881446	14.439706	12.10%	0
2009	11.109645	12.881446	15.95%	0
2008	17.289181	11.109645	-35.74%	0
2007	17.639354	17.289181	-1.99%	0
2006	15.337483	17.639354	15.01%	0
2005	14.904956	15.337483	2.90%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.219387	23.138464	14.44%	4,646
2013	15.810296	20.219387	27.89%	5,709
2012	13.817561	15.810296	14.42%	5,781
2011	14.153980	13.817561	-2.38%	5,866
2010	12.083621	14.153980	17.13%	7,366
2009	9.455818	12.083621	27.79%	6,931
2008	12.723210	9.455818	-25.68%	2,813
2007	13.245918	12.723210	-3.95%	2,509
2006	11.190493	13.245918	18.37%	582
2005*	10.000000	11.190493	11.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.066151	15.119219	0.35%	33,103
2013	13.375164	15.066151	12.64%	28,623
2012	12.354851	13.375164	8.26%	28,563
2011	13.023023	12.354851	-5.13%	38,543
2010	12.051594	13.023023	8.06%	39,410
2009*	10.000000	12.051594	20.52%	26,025
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.871107	8.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.905931	34.055038	3.49%	1,056
2013	23.752825	32.905931	38.53%	1,075
2012	20.846103	23.752825	13.94%	601
2011	21.055151	20.846103	-0.99%	596
2010	16.996631	21.055151	23.88%	615
2009	13.808480	16.996631	23.09%	296
2008	20.302551	13.808480	-31.99%	301
2007	20.759940	20.302551	-2.20%	132
2006	18.429940	20.759940	12.64%	0
2005	17.456555	18.429940	5.58%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	22.159301	24.674634	11.35%	1,123
2013	17.089697	22.159301	29.66%	1,123
2012	15.033087	17.089697	13.68%	1,123
2011	15.025800	15.033087	0.05%	1,123
2010	13.325154	15.025800	12.76%	1,753
2009	10.738206	13.325154	24.09%	1,123
2008	17.402119	10.738206	-38.29%	1,123
2007	16.837179	17.402119	3.36%	3,227
2006	14.844276	16.837179	13.43%	0
2005	14.437205	14.844276	2.82%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.979660	22.271050	6.16%	1,728
2013	17.636844	20.979660	18.95%	2,317
2012	16.266161	17.636844	8.43%	728
2011	15.193860	16.266161	7.06%	0
2010	13.414718	15.193860	13.26%	0
2009	11.147858	13.414718	20.33%	0
2008	16.112569	11.147858	-30.81%	0
2007	15.318047	16.112569	5.19%	0
2006	13.388549	15.318047	14.41%	0
2005	13.060934	13.388549	2.51%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.883805	19.834285	-0.25%	0
2013	13.626244	19.883805	45.92%	0
2012	11.511420	13.626244	18.37%	0
2011	13.605022	11.511420	-15.39%	0
2010	10.563674	13.605022	28.79%	0
2009	8.531866	10.563674	23.81%	0
2008	13.926800	8.531866	-38.74%	0
2007	15.946000	13.926800	-12.66%	0
2006	15.645527	15.946000	1.92%	0
2005	15.054647	15.645527	3.92%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.054852	9.955652	-0.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.646284	16.170180	-2.86%	0
2013	14.561831	16.646284	14.31%	0
2012	13.443664	14.561831	8.32%	0
2011	14.450971	13.443664	-6.97%	0
2010	12.988780	14.450971	11.26%	0
2009	11.648071	12.988780	11.51%	0
2008	16.822451	11.648071	-30.76%	0
2007	15.586008	16.822451	7.93%	0
2006	13.672848	15.586008	13.99%	0
2005	13.655998	13.672848	0.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.508571	13.766370	1.91%	1,772
2013	13.619051	13.508571	-0.81%	1,785
2012	12.639973	13.619051	7.75%	2,545
2011	12.587881	12.639973	0.41%	1,932
2010	11.808077	12.587881	6.60%	6,374
2009	9.981989	11.808077	18.29%	2,349
2008	10.967524	9.981989	-8.99%	2,700
2007	10.596449	10.967524	3.50%	1,392
2006	10.356857	10.596449	2.31%	0
2005	10.416653	10.356857	-0.57%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.708835	15.090651	2.60%	9,236
2013	13.198648	14.708835	11.44%	10,016
2012	12.015199	13.198648	9.85%	10,692
2011	12.256335	12.015199	-1.97%	12,045
2010	11.061456	12.256335	10.80%	9,348
2009	9.064247	11.061456	22.03%	6,211
2008	12.303731	9.064247	-26.33%	459
2007	11.527587	12.303731	6.73%	778
2006	10.684933	11.527587	7.89%	0
2005*	10.000000	10.684933	6.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.194722	15.646628	2.97%	95,561
2013	13.347093	15.194722	13.84%	99,576
2012	11.990478	13.347093	11.31%	100,107
2011	12.331976	11.990478	-2.77%	137,491
2010	10.956123	12.331976	12.56%	125,847
2009	8.657156	10.956123	26.56%	25,774
2008	13.085837	8.657156	-33.84%	1,983
2007	12.088109	13.085837	8.25%	0
2006	10.991345	12.088109	9.98%	0
2005*	10.000000	10.991345	9.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.833792	16.327768	3.12%	0
2013	13.247006	15.833792	19.53%	0
2012	11.682452	13.247006	13.39%	0
2011	12.211508	11.682452	-4.33%	0
2010	10.702903	12.211508	14.10%	0
2009	8.287473	10.702903	29.15%	0
2008	13.615422	8.287473	-39.13%	0
2007	12.451308	13.615422	9.35%	0
2006	11.199314	12.451308	11.18%	0
2005*	10.000000	11.199314	11.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.811770	17.014476	-14.12%	3,110
2013	16.209679	19.811770	22.22%	2,081
2012	15.721196	16.209679	3.11%	2,155
2011	16.844048	15.721196	-6.67%	2,245
2010	14.358399	16.844048	17.31%	3,070
2009	9.882871	14.358399	45.29%	2,242
2008	22.017380	9.882871	-55.11%	1,366
2007	15.356683	22.017380	43.37%	1,267
2006	13.375380	15.356683	14.81%	84
2005*	10.000000	13.375380	33.75%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.488075	22.948871	6.80%	2,874
2013	17.074776	21.488075	25.85%	3,096
2012	14.817127	17.074776	15.24%	1,103
2011	14.952013	14.817127	-0.90%	1,183
2010	13.215817	14.952013	13.14%	2,737
2009	10.335319	13.215817	27.87%	2,016
2008	18.357799	10.335319	-43.70%	1,034
2007	18.414103	18.357799	-0.31%	514
2006	15.595190	18.414103	18.08%	0
2005	15.004214	15.595190	3.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.588955	24.688001	9.29%	8,768
2013	16.870846	22.588955	33.89%	10,726
2012	14.979593	16.870846	12.63%	11,700
2011	15.219885	14.979593	-1.58%	11,832
2010	12.481090	15.219885	21.94%	12,603
2009	9.907071	12.481090	25.98%	2,669
2008	19.098667	9.907071	-48.13%	0
2007	15.317352	19.098667	24.69%	0
2006	14.598405	15.317352	4.92%	0
2005	14.054233	14.598405	3.87%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.452867	13.988397	3.98%	39,121
2013	13.953200	13.452867	-3.59%	44,419
2012	13.421311	13.953200	3.96%	37,644
2011	12.736022	13.421311	5.38%	34,259
2010	12.028607	12.736022	5.88%	29,332
2009	10.581133	12.028607	13.68%	45,383
2008	11.133097	10.581133	-4.96%	38,734
2007	10.865552	11.133097	2.46%	25,898
2006	10.597769	10.865552	2.53%	6,405
2005	10.563999	10.597769	0.32%	3,079
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	35.202866	36.747618	4.39%	6,686
2013	26.317025	35.202866	33.76%	8,306
2012	23.334246	26.317025	12.78%	8,754
2011	26.586313	23.334246	-12.23%	7,257
2010	21.003506	26.586313	26.58%	5,212
2009	15.265689	21.003506	37.59%	3,615
2008	25.675775	15.265689	-40.54%	2,374
2007	22.613645	25.675775	13.54%	2,152
2006	20.434234	22.613645	10.67%	1,896
2005	17.586538	20.434234	16.19%	1,769

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	24.259602	21.901938	-9.72%	0
2013	18.930646	24.259602	28.15%	0
2012	15.974082	18.930646	18.51%	0
2011	19.628877	15.974082	-18.62%	0
2010	17.670650	19.628877	11.08%	0
2009	14.220278	17.670650	24.26%	0
2008	25.775483	14.220278	-44.83%	0
2007	22.368891	25.775483	15.23%	0
2006	19.291470	22.368891	15.95%	0
2005	16.495894	19.291470	16.95%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	29.528270	30.963952	4.86%	0
2013	23.038865	29.528270	28.17%	0
2012	18.417692	23.038865	25.09%	0
2011	20.565803	18.417692	-10.45%	0
2010	16.534477	20.565803	24.38%	0
2009	10.686945	16.534477	54.72%	0
2008	22.284385	10.686945	-52.04%	0
2007	21.468976	22.284385	3.80%	0
2006	18.796976	21.468976	14.22%	0
2005	18.639733	18.796976	0.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.296248	12.450425	1.25%	19,907
2013	10.091057	12.296248	21.85%	19,936
2012	8.887578	10.091057	13.54%	20,097
2011	9.168592	8.887578	-3.06%	20,084
2010	8.446738	9.168592	8.55%	19,859
2009	6.587021	8.446738	28.23%	3,456
2008*	10.000000	6.587021	-34.13%	631
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.581037	15.017640	2.99%	23,509
2013	12.998413	14.581037	12.18%	24,376
2012	11.720588	12.998413	10.90%	24,647
2011	11.627489	11.720588	0.80%	17,030
2010	10.482089	11.627489	10.93%	17,106
2009	7.852078	10.482089	33.49%	15,624
2008	11.338348	7.852078	-30.75%	8,884
2007	11.100789	11.338348	2.14%	8,321
2006*	10.000000	11.100789	11.01%	1,331

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	23.416383	25.064386	7.04%	3,721
2013	18.339944	23.416383	27.68%	3,721
2012	16.639034	18.339944	10.22%	3,721
2011	15.943958	16.639034	4.36%	3,721
2010	13.423611	15.943958	18.78%	4,143
2009	11.619602	13.423611	15.53%	4,316
2008	16.190329	11.619602	-28.23%	4,292
2007	16.900889	16.190329	-4.20%	5,173
2006	14.656581	16.900889	15.31%	7,797
2005	14.393506	14.656581	1.83%	7,865
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.590722	32.268717	-0.99%	3,669
2013	24.298298	32.590722	34.13%	3,687
2012	20.848172	24.298298	16.55%	3,218
2011	22.003150	20.848172	-5.25%	3,590
2010	17.430098	22.003150	26.24%	3,746
2009	13.707856	17.430098	27.15%	7,104
2008	20.787438	13.707856	-34.06%	1,057
2007	21.631374	20.787438	-3.90%	940
2006	18.781634	21.631374	15.17%	1,273
2005	17.538843	18.781634	7.09%	1,191
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.330878	-6.69%	237
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.796913	21.694907	-12.51%	2,817
2013	20.482248	24.796913	21.07%	0
2012	17.597006	20.482248	16.40%	0
2011	20.000636	17.597006	-12.02%	0
2010	18.739899	20.000636	6.73%	0
2009	13.889792	18.739899	34.92%	0
2008	23.663871	13.889792	-41.30%	0
2007	20.820180	23.663871	13.66%	0
2006	17.412784	20.820180	19.57%	0
2005	16.053650	17.412784	8.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.737247	9.762040	0.25%	9,751
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.194889	11.203034	-8.13%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.260147	16.641862	-3.58%	0
2013	13.289650	17.260147	29.88%	0
2012	11.008509	13.289650	20.72%	0
2011	11.284264	11.008509	-2.44%	0
2010*	10.000000	11.284264	12.84%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.252711	14.113080	6.49%	68
2013	9.629256	13.252711	37.63%	83
2012*	10.000000	9.629256	-3.71%	98
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.077072	13.864637	6.02%	131
2013	9.723675	13.077072	34.49%	133
2012*	10.000000	9.723675	-2.76%	151
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.729397	15.602872	-6.73%	15,170
2013	13.579823	16.729397	23.19%	15,182
2012	11.574555	13.579823	17.32%	15,830
2011	12.669400	11.574555	-8.64%	26,475
2010	11.841463	12.669400	6.99%	26,425
2009*	10.000000	11.841463	18.41%	12,705
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.745654	11.783849	0.33%	2,059
2013	10.796943	11.745654	8.79%	3,002
2012*	10.000000	10.796943	7.97%	2,480
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.857748	13.654603	6.20%	0
2013	10.051048	12.857748	27.92%	0
2012*	10.000000	10.051048	0.51%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.962131	23.403009	6.56%	0
2013	18.620463	21.962131	17.95%	0
2012	16.682956	18.620463	11.61%	0
2011	16.718524	16.682956	-0.21%	0
2010	15.706334	16.718524	6.44%	0
2009	12.703647	15.706334	23.64%	0
2008	15.372591	12.703647	-17.36%	0
2007	14.159291	15.372591	8.57%	0
2006	13.025049	14.159291	8.71%	0
2005	12.288153	13.025049	6.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.559455	29.429792	6.79%	4,208
2013	21.387456	27.559455	28.86%	3,391
2012	17.540103	21.387456	21.93%	3,432
2011	19.144682	17.540103	-8.38%	4,006
2010	18.262625	19.144682	4.83%	4,234
2009	12.704206	18.262625	43.75%	3,283
2008	23.172237	12.704206	-45.17%	689
2007	17.227590	23.172237	34.51%	510
2006	16.036194	17.227590	7.43%	0
2005	14.470859	16.036194	10.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.253541	14.267806	7.65%	0
2013	9.943153	13.253541	33.29%	531
2012*	10.000000	9.943153	-0.57%	531
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.871823	29.311209	-13.46%	3,066
2013	30.105492	33.871823	12.51%	2,208
2012	27.019283	30.105492	11.42%	2,479
2011	40.560931	27.019283	-33.39%	0
2010	32.954500	40.560931	23.08%	0
2009	18.692597	32.954500	76.30%	0
2008	39.747268	18.692597	-52.97%	0
2007	31.539310	39.747268	26.02%	0
2006	21.847110	31.539310	44.36%	0
2005	16.818162	21.847110	29.90%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.826132	9.225222	-6.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.196075	12.928562	-8.93%	0
2013	10.210748	14.196075	39.03%	0
2012*	10.000000	10.210748	2.11%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.457464	27.619897	8.49%	14,450
2013	19.069969	25.457464	33.50%	15,697
2012	16.715993	19.069969	14.08%	13,657
2011	17.058201	16.715993	-2.01%	14,904
2010	15.579184	17.058201	9.49%	16,336
2009	12.923075	15.579184	20.55%	22,388
2008	19.517313	12.923075	-33.79%	8,155
2007	18.426967	19.517313	5.92%	6,817
2006	15.531401	18.426967	18.64%	4,379
2005	14.817018	15.531401	4.82%	4,379
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.883196	14.818475	-0.43%	0
2013	11.844304	14.883196	25.66%	675
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.936167	14.141889	9.32%	0
2013	10.153622	12.936167	27.40%	0
2012	9.064690	10.153622	12.01%	0
2011*	10.000000	9.064690	-9.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.994028	22.232778	11.20%	9,055
2013	15.423673	19.994028	29.63%	10,738
2012	13.689520	15.423673	12.67%	10,860
2011	13.837289	13.689520	-1.07%	11,589
2010	12.421404	13.837289	11.40%	11,564
2009*	10.000000	12.421404	24.21%	3,708
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.895004	14.362314	3.36%	347,921
2013	11.448043	13.895004	21.37%	378,340
2012	10.049284	11.448043	13.92%	372,432
2011	10.113208	10.049284	-0.63%	400,686
2010	9.170310	10.113208	10.28%	435,308
2009	7.547477	9.170310	21.50%	310,637
2008	10.917058	7.547477	-30.87%	49,176
2007	10.448212	10.917058	4.49%	24,936
2006*	10.000000	10.448212	4.48%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.152136	11.525887	3.35%	183,777
2013	11.626980	11.152136	-4.08%	202,967
2012	11.251651	11.626980	3.34%	177,330
2011	10.809588	11.251651	4.09%	177,441
2010	10.359202	10.809588	4.35%	181,474
2009	9.382348	10.359202	10.41%	129,773
2008	10.573953	9.382348	-11.27%	23,157
2007	10.430304	10.573953	1.38%	14,735
2006*	10.000000	10.430304	4.30%	2,045
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.151816	15.190783	0.26%	14,532
2013	11.963698	15.151816	26.65%	15,067
2012	9.953969	11.963698	20.19%	14,300
2011	11.148227	9.953969	-10.71%	13,686
2010	10.173918	11.148227	9.58%	15,201
2009	7.297903	10.173918	39.41%	11,647
2008	12.080556	7.297903	-39.59%	10,257
2007	10.730389	12.080556	12.58%	3,059
2006*	10.000000	10.730389	7.30%	1,067
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.653806	14.526530	6.39%	38,247
2013	10.700274	13.653806	27.60%	39,539
2012	9.258052	10.700274	15.58%	38,283
2011	9.866054	9.258052	-6.16%	39,521
2010	8.478706	9.866054	16.36%	42,340
2009	6.205551	8.478706	36.63%	19,816
2008	11.299224	6.205551	-45.08%	11,577
2007	10.257600	11.299224	10.15%	12,754
2006*	10.000000	10.257600	2.58%	2,376
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.184579	13.222582	8.52%	180,614
2013	9.307720	12.184579	30.91%	215,010
2012	8.076510	9.307720	15.24%	239,438
2011	8.390989	8.076510	-3.75%	260,878
2010	7.680104	8.390989	9.26%	271,526
2009	5.969082	7.680104	28.66%	179,697
2008	9.789543	5.969082	-39.03%	21,935
2007*	10.000000	9.789543	-2.10%	5,918

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.870052	20.060978	0.96%	722
2013	18.849769	19.870052	5.41%	0
2012	16.714207	18.849769	12.78%	0
2011	16.352449	16.714207	2.21%	0
2010	14.678887	16.352449	11.40%	0
2009	10.212317	14.678887	43.74%	0
2008	14.405124	10.212317	-29.11%	0
2007	14.188404	14.405124	1.53%	0
2006	13.029576	14.188404	8.89%	0
2005	12.926446	13.029576	0.80%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	23.125702	24.799531	7.24%	4,880
2013	17.361137	23.125702	33.20%	5,516
2012	14.923373	17.361137	16.34%	6,166
2011	15.554410	14.923373	-4.06%	6,699
2010	13.685339	15.554410	13.66%	6,570
2009	10.837264	13.685339	26.28%	7,246
2008	17.534316	10.837264	-38.19%	5,086
2007	18.288651	17.534316	-4.12%	11,859
2006	16.074599	18.288651	13.77%	3,377
2005	15.706338	16.074599	2.34%	522
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.335328	12.940693	4.91%	34,091
2013	8.729324	12.335328	41.31%	34,126
2012	7.589381	8.729324	15.02%	34,215
2011	8.725708	7.589381	-13.02%	34,261
2010	7.681195	8.725708	13.60%	34,208
2009	5.100655	7.681195	50.59%	16,531
2008*	10.000000	5.100655	-48.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.688335	14.892474	8.80%	17,059
2013	10.035019	13.688335	36.41%	18,763
2012	9.151616	10.035019	9.65%	14,902
2011	9.609219	9.151616	-4.76%	17,703
2010	7.899216	9.609219	21.65%	17,596
2009	6.112260	7.899216	29.24%	38,768
2008*	10.000000	6.112260	-38.88%	41,182
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.152091	12.477873	2.68%	528,231
2013	10.765460	12.152091	12.88%	567,115
2012	9.846262	10.765460	9.34%	603,412
2011	10.137305	9.846262	-2.87%	638,650
2010	9.326349	10.137305	8.70%	556,647
2009	7.906100	9.326349	17.96%	136,334
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.336905	12.716222	3.07%	320,462
2013	10.335296	12.336905	19.37%	347,109
2012	9.238068	10.335296	11.88%	346,521
2011	9.718279	9.238068	-4.94%	349,875
2010	8.783074	9.718279	10.65%	332,349
2009	7.185138	8.783074	22.24%	280,984
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.563059	11.763659	1.73%	136,424
2013	11.192977	11.563059	3.31%	158,175
2012	10.576522	11.192977	5.83%	178,930
2011	10.593192	10.576522	-0.16%	151,738
2010	10.074792	10.593192	5.15%	127,982
2009	9.054467	10.074792	11.27%	41,270
2008*	10.000000	9.054467	-9.46%	345
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.248794	12.610045	2.95%	578,918
2013	10.561220	12.248794	15.98%	591,278
2012	9.546924	10.561220	10.62%	607,481
2011	9.928511	9.546924	-3.84%	646,564
2010	9.055130	9.928511	9.65%	629,414
2009	7.542347	9.055130	20.06%	371,738
2008*	10.000000	7.542347	-24.58%	2,075

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.286076	12.647421	2.94%	30,354
2013	10.041662	12.286076	22.35%	30,571
2012	8.901724	10.041662	12.81%	30,808
2011	9.484680	8.901724	-6.15%	120,024
2010	8.502192	9.484680	11.56%	125,002
2009	6.822678	8.502192	24.62%	28,355
2008*	10.000000	6.822678	-31.77%	14,261
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.003451	12.299802	2.47%	680,830
2013	10.960603	12.003451	9.51%	714,238
2012	10.117396	10.960603	8.33%	739,692
2011	10.304217	10.117396	-1.81%	677,253
2010	9.599226	10.304217	7.34%	668,873
2009	8.285451	9.599226	15.86%	428,622
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.769615	12.129348	3.06%	20,307
2013	12.214926	11.769615	-3.65%	21,202
2012	11.543894	12.214926	5.81%	20,732
2011	11.036643	11.543894	4.60%	23,460
2010	10.498770	11.036643	5.12%	25,443
2009	9.820358	10.498770	6.91%	31,733
2008*	10.000000	9.820358	-1.80%	334
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.729470	13.143931	3.26%	1,027
2013	13.200346	12.729470	-3.57%	1,025
2012	12.517681	13.200346	5.45%	2,523
2011	11.989176	12.517681	4.41%	2,373
2010	11.263937	11.989176	6.44%	2,468
2009	9.826168	11.263937	14.63%	2,001
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.566798	30.224686	-7.19%	1,881
2013	32.938255	32.566798	-1.13%	0
2012	28.598918	32.938255	15.17%	0
2011	37.529025	28.598918	-23.80%	0
2010	32.886343	37.529025	14.12%	0
2009	20.482111	32.886343	60.56%	0
2008	49.453885	20.482111	-58.58%	0
2007	34.600030	49.453885	42.93%	0
2006	25.780818	34.600030	34.21%	0
2005	19.787836	25.780818	30.29%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.491657	12.859938	2.95%	25,046
2013	13.224664	12.491657	-5.54%	25,822
2012	13.034945	13.224664	1.46%	18,216
2011	12.344017	13.034945	5.60%	16,659
2010	11.966145	12.344017	3.16%	19,378
2009	11.836328	11.966145	1.10%	37,549
2008	11.161070	11.836328	6.05%	40,709
2007	10.580339	11.161070	5.49%	16,639
2006	10.398996	10.580339	1.74%	3,183
2005	10.228457	10.398996	1.67%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.990730	8.787660	-2.26%	408
2013	7.767974	8.990730	15.74%	408
2012	6.847862	7.767974	13.44%	423
2011	7.728306	6.847862	-11.39%	2,047
2010	6.946617	7.728306	11.25%	1,845
2009	5.450702	6.946617	27.44%	5,022
2008*	10.000000	5.450702	-45.49%	260
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.424930	9.628254	-7.64%	172
2013	8.750429	10.424930	19.14%	172
2012	7.519128	8.750429	16.38%	173
2011	8.763360	7.519128	-14.20%	173
2010	8.288047	8.763360	5.73%	173
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
2006*	10.000000	10.849859	8.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	23.357307	24.141659	3.36%	21,465
2013	18.644716	23.357307	25.28%	25,530
2012	16.340296	18.644716	14.10%	25,530
2011	17.276245	16.340296	-5.42%	15,312
2010	15.308593	17.276245	12.85%	15,312
2009	12.223996	15.308593	25.23%	6,302
2008	19.660277	12.223996	-37.82%	0
2007	18.848451	19.660277	4.31%	0
2006	16.381141	18.848451	15.06%	0
2005	15.415605	16.381141	6.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.874829	15.315747	2.96%	30,498
2013	13.320802	14.874829	11.67%	59,219
2012	12.369957	13.320802	7.69%	60,808
2011	12.454099	12.369957	-0.68%	49,748
2010	11.519523	12.454099	8.11%	52,319
2009*	10.000000	11.519523	15.20%	17,104

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.890696	17.495582	3.58%	46,961
2013	14.357616	16.890696	17.64%	23,730
2012	12.992591	14.357616	10.51%	16,023
2011	13.321369	12.992591	-2.47%	16,520
2010	12.077950	13.321369	10.29%	11,069
2009*	10.000000	12.077950	20.78%	9,085
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.692305	14.004489	2.28%	121,114
2013	13.266851	13.692305	3.21%	150,068
2012	12.813081	13.266851	3.54%	137,757
2011	12.643772	12.813081	1.34%	128,902
2010	12.128135	12.643772	4.25%	134,945
2009	11.293147	12.128135	7.39%	108,291
2008	12.206118	11.293147	-7.48%	0
2007	11.766188	12.206118	3.74%	0
2006	11.257041	11.766188	4.52%	0
2005	11.067784	11.257041	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.612407	19.273306	3.55%	177,312
2013	16.210068	18.612407	14.82%	178,520
2012	14.859284	16.210068	9.09%	164,448
2011	15.098842	14.859284	-1.59%	185,158
2010	13.827378	15.098842	9.20%	187,450
2009	11.789156	13.827378	17.29%	126,722
2008	15.591477	11.789156	-24.39%	45,738
2007	14.989934	15.591477	4.01%	41,524
2006	13.672978	14.989934	9.63%	5,102
2005	13.183096	13.672978	3.72%	5,459
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.392336	22.104745	3.33%	7,153
2013	17.755746	21.392336	20.48%	8,268
2012	15.854346	17.755746	11.99%	18,021
2011	16.453346	15.854346	-3.64%	21,860
2010	14.811308	16.453346	11.09%	22,146
2009	12.094384	14.811308	22.46%	34,625
2008	17.905925	12.094384	-32.46%	31,246
2007	17.135465	17.905925	4.50%	24,634
2006	15.195027	17.135465	12.77%	7,475
2005	14.414176	15.195027	5.42%	7,747

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.208260	16.713304	3.12%	43,047
2013	14.899704	16.208260	8.78%	48,616
2012	14.008562	14.899704	6.36%	48,124
2011	13.941083	14.008562	0.48%	49,610
2010	13.049164	13.941083	6.84%	52,752
2009	11.569866	13.049164	12.79%	33,759
2008	13.833173	11.569866	-16.36%	7,916
2007	13.274345	13.833173	4.21%	0
2006	12.435360	13.274345	6.75%	0
2005	12.088323	12.435360	2.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.699441	22.123474	6.88%	15,712
2013	15.427304	20.699441	34.17%	18,996
2012	13.232976	15.427304	16.58%	19,676
2011	13.784817	13.232976	-4.00%	18,308
2010	12.902816	13.784817	6.84%	16,949
2009*	10.000000	12.902816	29.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	31.376655	33.800295	7.72%	864
2013	23.954075	31.376655	30.99%	878
2012	20.712894	23.954075	15.65%	176
2011	21.587606	20.712894	-4.05%	185
2010	17.374715	21.587606	24.25%	183
2009	12.904966	17.374715	34.64%	83
2008	20.631395	12.904966	-37.45%	0
2007	19.485008	20.631395	5.88%	0
2006	18.009893	19.485008	8.19%	0
2005	16.318252	18.009893	10.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.814396	9.662273	-1.55%	25,324
2013	9.968910	9.814396	-1.55%	36,144
2012	10.126292	9.968910	-1.55%	27,179
2011	10.285273	10.126292	-1.55%	13,711
2010	10.447183	10.285273	-1.55%	20,236
2009	10.607212	10.447183	-1.51%	24,278
2008	10.557396	10.607212	0.47%	11,131
2007	10.234040	10.557396	3.16%	3,057
2006	9.944219	10.234040	2.91%	239
2005	9.837869	9.944219	1.08%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.860889	15.198754	2.27%	6,754
2013	15.266530	14.860889	-2.66%	7,159
2012	13.815131	15.266530	10.51%	1,733
2011	13.294533	13.815131	3.92%	0
2010	12.210949	13.294533	8.87%	0
2009	9.971975	12.210949	22.45%	0
2008	12.246596	9.971975	-18.57%	0
2007	11.890527	12.246596	2.99%	0
2006	11.519862	11.890527	3.22%	0
2005	11.451083	11.519862	0.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.975582	10.659366	-2.88%	22,014
2013	9.207623	10.975582	19.20%	22,795
2012	8.096336	9.207623	13.73%	13,992
2011	9.099245	8.096336	-11.02%	14,982
2010	8.121240	9.099245	12.04%	16,334
2009	6.060724	8.121240	34.00%	33,106
2008*	10.000000	6.060724	-39.39%	33,204
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.250240	15.339351	-11.08%	3,808
2013	14.474833	17.250240	19.17%	0
2012	12.561702	14.474833	15.23%	0
2011	15.264684	12.561702	-17.71%	0
2010	14.641768	15.264684	4.25%	0
2009	11.483641	14.641768	27.50%	0
2008	21.794871	11.483641	-47.31%	0
2007	21.556091	21.794871	1.11%	0
2006	17.887326	21.556091	20.51%	0
2005	16.252579	17.887326	10.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.122740	14.230439	8.44%	15,806
2013	9.916584	13.122740	32.33%	20,219
2012	8.673194	9.916584	14.34%	16,584
2011	9.103739	8.673194	-4.73%	15,062
2010	8.015864	9.103739	13.57%	15,349
2009	6.294480	8.015864	27.35%	23,424
2008*	10.000000	6.294480	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.446089	13.508297	8.53%	5,840
2013	9.362511	12.446089	32.94%	12,836
2012	8.087528	9.362511	15.76%	15,121
2011	8.747553	8.087528	-7.55%	12,557
2010	7.880723	8.747553	11.00%	7,351
2009	6.282625	7.880723	25.44%	7,717
2008*	10.000000	6.282625	-37.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.962704	14.257593	2.11%	20,421
2013	10.232209	13.962704	36.46%	20,639
2012	9.066008	10.232209	12.86%	18,479
2011	9.637421	9.066008	-5.93%	19,597
2010	7.740305	9.637421	24.51%	19,571
2009	6.204977	7.740305	24.74%	19,786
2008*	10.000000	6.204977	-37.95%	13,254
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.885793	17.149372	15.21%	19,859
2013	11.144104	14.885793	33.58%	21,229
2012	9.729590	11.144104	14.54%	18,070
2011	10.117338	9.729590	-3.83%	19,159
2010	8.590080	10.117338	17.78%	19,042
2009	6.687632	8.590080	28.45%	18,041
2008*	10.000000	6.687632	-33.12%	24,260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	22.206047	22.416732	0.95%	0
2013	15.668920	22.206047	41.72%	0
2012	14.073543	15.668920	11.34%	0
2011	14.418846	14.073543	-2.39%	849
2010	11.706741	14.418846	23.17%	850
2009	9.349301	11.706741	25.22%	656
2008	17.763114	9.349301	-47.37%	0
2007	16.478755	17.763114	7.79%	0
2006	16.252330	16.478755	1.39%	0
2005	15.322194	16.252330	6.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	32.077198	33.716462	5.11%	425
2013	23.268839	32.077198	37.85%	425
2012	19.646755	23.268839	18.44%	0
2011	21.106459	19.646755	-6.92%	0
2010	16.950847	21.106459	24.52%	1,541
2009	13.680046	16.950847	23.91%	120
2008	20.525640	13.680046	-33.35%	0
2007	22.475409	20.525640	-8.68%	885
2006	19.495218	22.475409	15.29%	0
2005	19.265423	19.495218	1.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	30.017921	29.716916	-1.00%	1,478
2013	21.693382	30.017921	38.37%	1,461
2012	19.123780	21.693382	13.44%	1,041
2011	20.620935	19.123780	-7.26%	1,046
2010	16.759011	20.620935	23.04%	2,281
2009	12.663030	16.759011	32.35%	1,971
2008	20.865728	12.663030	-39.31%	2,791
2007	20.801965	20.865728	0.31%	1,947
2006	18.906663	20.801965	10.02%	1,508
2005	17.144967	18.906663	10.28%	903
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.994403	22.010504	10.08%	18,798
2013	15.528004	19.994403	28.76%	20,073
2012	13.854561	15.528004	12.08%	16,894
2011	14.019214	13.854561	-1.17%	18,013
2010	12.576728	14.019214	11.47%	17,958
2009	10.174487	12.576728	23.61%	20,231
2008	17.700324	10.174487	-42.52%	22,997
2007	16.665074	17.700324	6.21%	16,176
2006	14.926434	16.665074	11.65%	3,862
2005	14.163661	14.926434	5.39%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	11.006272	13.935441	26.61%	4,201
2013	10.885630	11.006272	1.11%	3,821
2012	9.566744	10.885630	13.79%	4,056
2011	9.155055	9.566744	4.50%	4,297
2010	7.162981	9.155055	27.81%	5,927
2009	5.574716	7.162981	28.49%	2,419
2008*	10.000000	5.574716	-44.25%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.679044	13.001653	11.32%	0
2013*	10.000000	11.679044	16.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.480927	10.369443	-1.06%	11,897
2013	10.634719	10.480927	-1.45%	12,074
2012	10.434896	10.634719	1.91%	11,062
2011	10.462925	10.434896	-0.27%	6,633
2010	10.376547	10.462925	0.83%	6,928
2009	9.840303	10.376547	5.45%	4,426
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.204933	14.653973	-9.57%	17,113
2013	13.705877	16.204933	18.23%	17,273
2012	11.644056	13.705877	17.71%	13,154
2011	13.505359	11.644056	-13.78%	15,541
2010	12.899269	13.505359	4.70%	13,846
2009*	10.000000	12.899269	28.99%	27,266
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.470129	10.370720	-0.95%	20,395
2013	10.569776	10.470129	-0.94%	24,916
2012	10.263924	10.569776	2.98%	25,476
2011	10.395049	10.263924	-1.26%	23,325
2010	10.028678	10.395049	3.65%	16,864
2009	8.988635	10.028678	11.57%	26,115
2008	10.546431	8.988635	-14.77%	36,433
2007	10.225466	10.546431	3.14%	14,241
2006	9.967204	10.225466	2.59%	2,523
2005	9.979655	9.967204	-0.12%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.700209	20.067982	1.87%	184
2013	13.721134	19.700209	43.58%	173
2012	12.807854	13.721134	7.13%	315
2011	13.148535	12.807854	-2.59%	266
2010	11.165673	13.148535	17.76%	268
2009	9.239180	11.165673	20.85%	275
2008	15.505443	9.239180	-40.41%	175
2007	15.670243	15.505443	-1.05%	118
2006	15.122090	15.670243	3.62%	0
2005	14.926968	15.122090	1.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	22.453312	24.400235	8.67%	0
2013	16.574207	22.453312	35.47%	0
2012	15.170157	16.574207	9.26%	0
2011	15.898247	15.170157	-4.58%	0
2010	13.144222	15.898247	20.95%	381
2009	10.158653	13.144222	29.39%	533
2008	17.039924	10.158653	-40.38%	479
2007	16.085034	17.039924	5.94%	20,433
2006	14.368666	16.085034	11.95%	6,119
2005	13.657697	14.368666	5.21%	1,403

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.535338	29.675357	0.47%	201
2013	23.623841	29.535338	25.02%	0
2012	19.839975	23.623841	19.07%	0
2011	22.030330	19.839975	-9.94%	0
2010	19.339947	22.030330	13.91%	0
2009	14.096740	19.339947	37.19%	0
2008	23.997472	14.096740	-41.26%	0
2007	22.979914	23.997472	4.43%	0
2006	19.887489	22.979914	15.55%	0
2005	17.709664	19.887489	12.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.953183	10.043051	0.90%	391
2013	10.147135	9.953183	-1.91%	408
2012*	10.000000	10.147135	1.47%	408
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.018701	-9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.500193	23.368437	8.69%	10,988
2013	16.615011	21.500193	29.40%	14,113
2012	14.473280	16.615011	14.80%	11,435
2011	14.747056	14.473280	-1.86%	12,817
2010	12.932424	14.747056	14.03%	12,961
2009	10.263008	12.932424	26.01%	21,829
2008	16.985768	10.263008	-39.58%	22,695
2007	16.566871	16.985768	2.53%	14,210
2006	14.662948	16.566871	12.98%	4,156
2005	14.084571	14.662948	4.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	32.223189	35.421019	9.92%	1,186
2013	23.275125	32.223189	38.44%	2,536
2012	20.092105	23.275125	15.84%	2,846
2011	20.905984	20.092105	-3.89%	2,381
2010	17.256239	20.905984	21.15%	712
2009	12.805087	17.256239	34.76%	579
2008	20.980438	12.805087	-38.97%	4,777
2007	21.613466	20.980438	-2.93%	3,388
2006	19.146339	21.613466	12.89%	771
2005	17.724915	19.146339	8.02%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.453566	10.338337	-1.10%	16,573
2013	10.606557	10.453566	-1.44%	17,059
2012*	10.000000	10.606557	6.07%	16,573
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.139699	9.124414	-0.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.886205	11.737190	-1.25%	2,397
2013	12.921925	11.886205	-8.02%	2,374
2012	12.473254	12.921925	3.60%	2,346
2011	11.685600	12.473254	6.74%	2,356
2010	10.852457	11.685600	7.68%	2,208
2009*	10.000000	10.852457	8.52%	171
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.511662	11.418032	-0.81%	29,292
2013	11.720122	11.511662	-1.78%	25,778
2012	11.257793	11.720122	4.11%	34,429
2011	11.320459	11.257793	-0.55%	31,941
2010	10.931791	11.320459	3.56%	34,869
2009*	10.000000	10.931791	9.32%	31,847
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.381645	10.646686	2.55%	2,025
2013	10.766121	10.381645	-3.57%	2,439
2012	9.987223	10.766121	7.80%	11,048
2011*	10.000000	9.987223	-0.13%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.790864	20.485161	9.02%	0
2013	14.067617	18.790864	33.58%	0
2012	11.994236	14.067617	17.29%	0
2011	12.775674	11.994236	-6.12%	0
2010	11.345457	12.775674	12.61%	0
2009	8.877511	11.345457	27.80%	0
2008	14.709772	8.877511	-39.65%	0
2007	15.903032	14.709772	-7.50%	0
2006	13.935435	15.903032	14.12%	0
2005	13.450952	13.935435	3.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.487062	17.884671	-8.22%	0
2013	15.455309	19.487062	26.09%	0
2012	12.877022	15.455309	20.02%	0
2011	15.745956	12.877022	-18.22%	0
2010	14.536275	15.745956	8.32%	0
2009	11.846845	14.536275	22.70%	0
2008	21.470094	11.846845	-44.82%	0
2007	20.126048	21.470094	6.68%	0
2006	16.005375	20.126048	25.75%	0
2005	14.489276	16.005375	10.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.837701	22.508977	8.02%	0
2013	14.726397	20.837701	41.50%	0
2012	13.095532	14.726397	12.45%	0
2011	16.191350	13.095532	-19.12%	0
2010	13.614505	16.191350	18.93%	0
2009	8.437519	13.614505	61.36%	0
2008	13.611018	8.437519	-38.01%	0
2007	13.103151	13.611018	3.88%	0
2006	12.622775	13.103151	3.81%	0
2005	12.130370	12.622775	4.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.862749	28.244689	29.19%	0
2013	14.754064	21.862749	48.18%	494
2012	11.440381	14.754064	28.96%	619
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.206768	12.926754	5.90%	0
2013	12.471297	12.206768	-2.12%	0
2012	11.601585	12.471297	7.50%	0
2011	11.179657	11.601585	3.77%	0
2010	10.626812	11.179657	5.20%	378
2009	9.868405	10.626812	7.69%	496
2008	11.194198	9.868405	-11.84%	20,289
2007	10.807431	11.194198	3.58%	13,397
2006	10.599662	10.807431	1.96%	4,129
2005	10.358581	10.599662	2.33%	1,548
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.850525	22.133608	1.30%	0
2013	24.324544	21.850525	-10.17%	0
2012	20.961342	24.324544	16.04%	0
2011	19.919197	20.961342	5.23%	0
2010	18.436694	19.919197	8.04%	0
2009	14.392771	18.436694	28.10%	0
2008	17.195289	14.392771	-16.30%	0
2007	16.417647	17.195289	4.74%	0
2006	15.049526	16.417647	9.09%	0
2005	13.631514	15.049526	10.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.576837	8.423515	-20.36%	0
2013	9.719512	10.576837	8.82%	0
2012*	10.000000	9.719512	-2.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.124512	19.555687	2.25%	0
2013	13.887103	19.124512	37.71%	0
2012	11.717066	13.887103	18.52%	0
2011	12.599329	11.717066	-7.00%	0
2010*	10.000000	12.599329	25.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.090041	23.271260	-3.40%	6,442
2014	24.090041	23.271260	-3.40%	0
2013	16.287702	24.090041	47.90%	6,415
2012	15.337524	16.287702	6.20%	7,545
2011	16.329136	15.337524	-6.07%	0
2010	13.083275	16.329136	24.81%	8,423
2009	8.706050	13.083275	50.28%	1,634
2008	15.097100	8.706050	-42.33%	0
2007	13.475079	15.097100	12.04%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.830888	11.138257	2.84%	0
2013	9.587041	10.830888	12.97%	0
2012	8.542720	9.587041	12.22%	0
2011	9.356647	8.542720	-8.70%	0
2010	8.105523	9.356647	15.44%	0
2009	5.139947	8.105523	57.70%	0
2008	9.415669	5.139947	-45.41%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.491318	14.024289	3.95%	0
2013	14.045400	13.491318	-3.94%	0
2012	13.447175	14.045400	4.45%	0
2011	12.610075	13.447175	6.64%	0
2010	11.966245	12.610075	5.38%	0
2009	10.852908	11.966245	10.26%	0
2008	10.766384	10.852908	0.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	22.360320	24.046675	7.54%	2,556
2013	16.883353	22.360320	32.44%	2,578
2012	14.634801	16.883353	15.36%	2,601
2011	14.021132	14.634801	4.38%	2,633
2010	12.632195	14.021132	11.00%	1,518
2009	10.666981	12.632195	18.42%	0
2008	18.279472	10.666981	-41.65%	0
2007	17.717215	18.279472	3.17%	532
2006	15.390535	17.717215	15.12%	2,942
2005	14.952834	15.390535	2.93%	4,184
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.985756	34.289647	7.20%	497
2013	23.617220	31.985756	35.43%	520
2012	20.260226	23.617220	16.57%	545
2011	22.531759	20.260226	-10.08%	574
2010	18.088254	22.531759	24.57%	6,208
2009	12.885652	18.088254	40.38%	2,443
2008	20.381388	12.885652	-36.78%	0
2007	20.402960	20.381388	-0.11%	166
2006	18.155414	20.402960	12.38%	166
2005	17.302381	18.155414	4.93%	2,240
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.237451	13.455468	1.65%	8,851
2013	14.699118	13.237451	-9.94%	8,591
2012	13.911245	14.699118	5.66%	18,866
2011	12.650935	13.911245	9.96%	21,454
2010	12.230506	12.650935	3.44%	38,381
2009	11.277410	12.230506	8.45%	7,797
2008	11.645795	11.277410	-3.16%	7,797
2007	10.809888	11.645795	7.73%	244
2006	10.813529	10.809888	-0.03%	244
2005	10.819794	10.813529	-0.06%	245
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	0
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
2010	12.836504	14.382022	12.04%	0
2009	11.076518	12.836504	15.89%	5,607
2008	17.246416	11.076518	-35.77%	0
2007	17.604714	17.246416	-2.04%	0
2006	15.315119	17.604714	14.95%	0
2005	14.890772	15.315119	2.85%	3,726

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.130619	23.025180	14.38%	0
2013	15.748872	20.130619	27.82%	0
2012	13.770885	15.748872	14.36%	0
2011	14.113318	13.770885	-2.43%	0
2010	12.055015	14.113318	17.07%	0
2009	9.438220	12.055015	27.73%	0
2008	12.705990	9.438220	-25.72%	5,166
2007	13.234752	12.705990	-4.00%	0
2006	11.186722	13.234752	18.31%	3,197
2005*	10.000000	11.186722	11.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.030474	15.075762	0.30%	0
2013	13.350274	15.030474	12.59%	0
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.724659	33.850236	3.44%	149
2013	23.633971	32.724659	38.46%	151
2012	20.752350	23.633971	13.89%	189
2011	20.971090	20.752350	-1.04%	202
2010	16.937364	20.971090	23.82%	216
2009	13.767326	16.937364	23.03%	0
2008	20.252351	13.767326	-32.02%	3,207
2007	20.719191	20.252351	-2.25%	706
2006	18.403088	20.719191	12.59%	1,294
2005	17.439945	18.403088	5.52%	1,294
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	22.037215	24.526219	11.29%	0
2013	17.004166	22.037215	29.60%	0
2012	14.965480	17.004166	13.62%	4,885
2011	14.965816	14.965480	0.00%	0
2010	13.278689	14.965816	12.71%	1,138
2009	10.706193	13.278689	24.03%	1,138
2008	17.359068	10.706193	-38.33%	2,501
2007	16.804113	17.359068	3.30%	2,860
2006	14.822632	16.804113	13.37%	2,922
2005	14.423465	14.822632	2.77%	2,922

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.864105	22.137140	6.10%	1,744
2013	17.548607	20.864105	18.89%	0
2012	16.193027	17.548607	8.37%	0
2011	15.133209	16.193027	7.00%	4,927
2010	13.367954	15.133209	13.21%	0
2009	11.114634	13.367954	20.27%	5,335
2008	16.072727	11.114634	-30.85%	0
2007	15.287971	16.072727	5.13%	106
2006	13.369024	15.287971	14.35%	1,236
2005	13.048499	13.369024	2.46%	6,700
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	6,869
2009	8.506413	10.526805	23.75%	0
2008	13.892332	8.506413	-38.77%	0
2007	15.914678	13.892332	-12.71%	0
2006	15.622711	15.914678	1.87%	0
2005	15.040310	15.622711	3.87%	2,198
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.051420	9.947197	-1.04%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.554554	16.072912	-2.91%	0
2013	14.488942	16.554554	14.26%	0
2012	13.383188	14.488942	8.26%	0
2011	14.393262	13.383188	-7.02%	0
2010	12.943469	14.393262	11.20%	876
2009	11.613339	12.943469	11.45%	0
2008	16.780832	11.613339	-30.79%	0
2007	15.555400	16.780832	7.88%	0
2006	13.652916	15.555400	13.93%	0
2005	13.643002	13.652916	0.07%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.434163	13.683583	1.86%	1,332
2013	13.550919	13.434163	-0.86%	1,396
2012	12.583144	13.550919	7.69%	1,506
2011	12.537641	12.583144	0.36%	1,544
2010	11.766909	12.537641	6.55%	1,524
2009	9.952237	11.766909	18.23%	236
2008	10.940382	9.952237	-9.03%	272
2007	10.575637	10.940382	3.45%	273
2006	10.341756	10.575637	2.26%	274
2005	10.406737	10.341756	-0.62%	1,979

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.644250	15.016756	2.54%	0
2013	13.147371	14.644250	11.39%	0
2012	11.974613	13.147371	9.79%	0
2011	12.221123	11.974613	-2.02%	0
2010	11.035277	12.221123	10.75%	0
2009	9.047398	11.035277	21.97%	0
2008	12.287101	9.047398	-26.37%	0
2007	11.517879	12.287101	6.68%	0
2006	10.681338	11.517879	7.83%	0
2005*	10.000000	10.681338	6.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.127960	15.569968	2.92%	0
2013	13.295195	15.127960	13.79%	0
2012	11.949934	13.295195	11.26%	0
2011	12.296505	11.949934	-2.82%	0
2010	10.930159	12.296505	12.50%	0
2009	8.641028	10.930159	26.49%	0
2008	13.068125	8.641028	-33.88%	0
2007	12.077926	13.068125	8.20%	0
2006	10.987647	12.077926	9.92%	0
2005*	10.000000	10.987647	9.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.764209	16.247758	3.07%	0
2013	13.195500	15.764209	19.47%	0
2012	11.642957	13.195500	13.33%	0
2011	12.176394	11.642957	-4.38%	0
2010	10.677541	12.176394	14.04%	0
2009	8.272037	10.677541	29.08%	0
2008	13.596993	8.272037	-39.16%	0
2007	12.440804	13.596993	9.29%	0
2006	11.195544	12.440804	11.12%	0
2005*	10.000000	11.195544	11.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.724711	16.931087	-14.16%	1,057
2013	16.146646	19.724711	22.16%	0
2012	15.668033	16.146646	3.05%	0
2011	16.795613	15.668033	-6.71%	318
2010	14.324389	16.795613	17.25%	335
2009	9.864477	14.324389	45.21%	155
2008	21.987615	9.864477	-55.14%	155
2007	15.343753	21.987615	43.30%	0
2006	13.370886	15.343753	14.75%	0
2005*	10.000000	13.370886	33.71%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.369676	22.810831	6.74%	6,497
2013	16.989318	21.369676	25.78%	5,981
2012	14.750481	16.989318	15.18%	6,382
2011	14.892313	14.750481	-0.95%	8,115
2010	13.169727	14.892313	13.08%	8,598
2009	10.304503	13.169727	27.81%	3,264
2008	18.312401	10.304503	-43.73%	4,684
2007	18.377949	18.312401	-0.36%	5,326
2006	15.572455	18.377949	18.02%	8,933
2005	14.989922	15.572455	3.89%	10,483
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.464534	24.539551	9.24%	2,375
2013	16.786436	22.464534	33.83%	1,270
2012	14.912234	16.786436	12.57%	4,970
2011	15.159132	14.912234	-1.63%	6,298
2010	12.437567	15.159132	21.88%	1,270
2009	9.877541	12.437567	25.92%	0
2008	19.051446	9.877541	-48.15%	0
2007	15.287281	19.051446	24.62%	2,709
2006	14.577120	15.287281	4.87%	169
2005	14.040855	14.577120	3.82%	170
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.378745	13.904259	3.93%	344
2013	13.883368	13.378745	-3.63%	2,084
2012	13.360935	13.883368	3.91%	5,534
2011	12.685157	13.360935	5.33%	2,489
2010	11.986646	12.685157	5.83%	15,319
2009	10.549582	11.986646	13.62%	15,441
2008	11.105543	10.549582	-5.01%	16,760
2007	10.844196	11.105543	2.41%	15,889
2006	10.582306	10.844196	2.47%	15,088
2005	10.553929	10.582306	0.27%	10,353
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	35.008988	36.526674	4.34%	2,400
2013	26.185373	35.008988	33.70%	1,429
2012	23.229340	26.185373	12.73%	1,537
2011	26.480213	23.229340	-12.28%	1,657
2010	20.930292	26.480213	26.52%	5,908
2009	15.220205	20.930292	37.52%	3,608
2008	25.612307	15.220205	-40.57%	2,026
2007	22.569273	25.612307	13.48%	1,587
2006	20.404472	22.569273	10.61%	1,587
2005	17.569807	20.404472	16.13%	4,908

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0
2006	19.263360	22.324984	15.89%	0
2005	16.480203	19.263360	16.89%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	29.365563	30.777689	4.81%	166
2013	22.923545	29.365563	28.10%	163
2012	18.334851	22.923545	25.03%	178
2011	20.483684	18.334851	-10.49%	202
2010	16.476816	20.483684	24.32%	1,773
2009	10.655087	16.476816	54.64%	3,561
2008	22.229288	10.655087	-52.07%	1,773
2007	21.426839	22.229288	3.75%	1,773
2006	18.769584	21.426839	14.16%	1,773
2005	18.621989	18.769584	0.79%	3,516
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.524375	14.951683	2.94%	0
2013	12.954481	14.524375	12.12%	0
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0
2007	11.097057	11.328748	2.09%	0
2006*	10.000000	11.097057	10.97%	3,698

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	23.287348	24.913618	6.98%	4,466
2013	18.248147	23.287348	27.61%	5,531
2012	16.564188	18.248147	10.17%	5,542
2011	15.880295	16.564188	4.31%	6,460
2010	13.376801	15.880295	18.72%	6,849
2009	11.584978	13.376801	15.47%	1,823
2008	16.150306	11.584978	-28.27%	3,687
2007	16.867731	16.150306	-4.25%	4,402
2006	14.635223	16.867731	15.25%	10,154
2005	14.379808	14.635223	1.78%	7,772
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.411142	32.074607	-1.04%	637
2013	24.176676	32.411142	34.06%	645
2012	20.754378	24.176676	16.49%	654
2011	21.915273	20.754378	-5.30%	692
2010	17.369292	21.915273	26.17%	696
2009	13.666982	17.369292	27.09%	313
2008	20.736007	13.666982	-34.09%	0
2007	21.588889	20.736007	-3.95%	0
2006	18.754252	21.588889	15.11%	779
2005	17.522146	18.754252	7.03%	4,783
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.327694	-6.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.660268	21.564395	-12.55%	207
2013	20.379728	24.660268	21.00%	0
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
2010	18.674542	19.920770	6.67%	0
2009	13.848383	18.674542	34.85%	0
2008	23.605325	13.848383	-41.33%	0
2007	20.779294	23.605325	13.60%	0
2006	17.387393	20.779294	19.51%	198
2005	16.038366	17.387393	8.41%	3,091
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.733945	9.753773	0.20%	466
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.175279	11.179338	-8.18%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.232436	16.606704	-3.63%	0
2013	13.275050	17.232436	29.81%	0
2012	11.002007	13.275050	20.66%	6,401
2011	11.283324	11.002007	-2.49%	6,717
2010*	10.000000	11.283324	12.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.241411	14.093885	6.44%	1,922
2013	9.625937	13.241411	37.56%	0
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	9,760
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.689770	15.558006	-6.78%	0
2013	13.554536	16.689770	23.13%	0
2012	11.558890	13.554536	17.27%	0
2011	12.658677	11.558890	-8.69%	0
2010	11.837444	12.658677	6.94%	0
2009*	10.000000	11.837444	18.37%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.735716	11.767901	0.27%	0
2013	10.793279	11.735716	8.73%	0
2012*	10.000000	10.793279	7.93%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.846881	13.636142	6.14%	0
2013	10.047642	12.846881	27.86%	0
2012*	10.000000	10.047642	0.48%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.841141	23.262259	6.51%	0
2013	18.527280	21.841141	17.89%	0
2012	16.607932	18.527280	11.56%	0
2011	16.651767	16.607932	-0.26%	0
2010	15.651559	16.651767	6.39%	0
2009	12.665775	15.651559	23.57%	0
2008	15.334560	12.665775	-17.40%	0
2007	14.131476	15.334560	8.51%	0
2006	13.006046	14.131476	8.65%	0
2005	12.276441	13.006046	5.94%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.407642	29.252806	6.73%	0
2013	21.280441	27.407642	28.79%	0
2012	17.461218	21.280441	21.87%	0
2011	19.068241	17.461218	-8.43%	0
2010	18.198945	19.068241	4.78%	0
2009	12.666338	18.198945	43.68%	2,797
2008	23.114947	12.666338	-45.20%	4,539
2007	17.193769	23.114947	34.44%	3,423
2006	16.012813	17.193769	7.38%	0
2005	14.457079	16.012813	10.76%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.242263	14.248429	7.60%	0
2013	9.939732	13.242263	33.23%	0
2012*	10.000000	9.939732	-0.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.685224	29.134916	-13.51%	0
2013	29.954850	33.685224	12.45%	0
2012	26.897782	29.954850	11.37%	0
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.477434	39.649038	25.96%	0
2006	21.815277	31.477434	44.29%	0
2005	16.802152	21.815277	29.84%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.822798	9.217400	-6.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.184069	12.911061	-8.97%	0
2013	10.207292	14.184069	38.96%	0
2012*	10.000000	10.207292	2.07%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.317220	27.453783	8.44%	3,488
2013	18.974532	25.317220	33.43%	1,571
2012	16.640806	18.974532	14.02%	5,685
2011	16.990082	16.640806	-2.06%	9,507
2010	15.524850	16.990082	9.44%	15,741
2009	12.884544	15.524850	20.49%	3,079
2008	19.469028	12.884544	-33.82%	2,443
2007	18.390788	19.469028	5.86%	2,443
2006	15.508758	18.390788	18.58%	4,721
2005	14.802915	15.508758	4.77%	2,495
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.918678	14.115611	9.27%	0
2013	10.145037	12.918678	27.34%	0
2012	9.061649	10.145037	11.96%	0
2011*	10.000000	9.061649	-9.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.946708	22.168908	11.14%	641
2013	15.394976	19.946708	29.57%	237
2012	13.671001	15.394976	12.61%	238
2011	13.825581	13.671001	-1.12%	234
2010	12.417195	13.825581	11.34%	1,308
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.840957	14.299178	3.31%	7,098
2013	11.409307	13.840957	21.31%	7,324
2012	10.020388	11.409307	13.86%	8,037
2011	10.089236	10.020388	-0.68%	8,656
2010	9.153218	10.089236	10.23%	9,160
2009	7.537242	9.153218	21.44%	3,582
2008	10.907812	7.537242	-30.90%	3,530
2007	10.444700	10.907812	4.43%	0
2006*	10.000000	10.444700	4.45%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.108794	11.475254	3.30%	23,721
2013	11.587676	11.108794	-4.13%	23,826
2012	11.219328	11.587676	3.28%	22,995
2011	10.783999	11.219328	4.04%	22,939
2010	10.339936	10.783999	4.29%	22,525
2009	9.369657	10.339936	10.36%	17,583
2008	10.565011	9.369657	-11.31%	17,773
2007	10.426790	10.565011	1.33%	0
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.092915	15.124041	0.21%	0
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
2008	12.070327	7.288016	-39.62%	0
2007	10.726774	12.070327	12.53%	0
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.600737	14.462710	6.34%	548
2013	10.664096	13.600737	27.54%	832
2012	9.231445	10.664096	15.52%	1,143
2011	9.842687	9.231445	-6.21%	1,480
2010	8.462921	9.842687	16.30%	1,605
2009	6.197142	8.462921	36.56%	0
2008	11.289658	6.197142	-45.11%	175
2007	10.254148	11.289658	10.10%	162
2006*	10.000000	10.254148	2.54%	173
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.143349	13.171150	8.46%	8,107
2013	9.280938	12.143349	30.84%	8,861
2012	8.057376	9.280938	15.19%	10,201
2011	8.375360	8.057376	-3.80%	11,026
2010	7.669690	8.375360	9.20%	11,527
2009	5.964017	7.669690	28.60%	4,437
2008	9.786217	5.964017	-39.06%	4,287
2007*	10.000000	9.786217	-2.14%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.760630	19.940363	0.91%	899
2013	18.755489	19.760630	5.36%	0
2012	16.639082	18.755489	12.72%	0
2011	16.287204	16.639082	2.16%	0
2010	14.627741	16.287204	11.34%	0
2009	10.181901	14.627741	43.66%	0
2008	14.369521	10.181901	-29.14%	211
2007	14.160558	14.369521	1.48%	231
2006	13.010580	14.160558	8.84%	714
2005	12.914147	13.010580	0.75%	729
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.998312	24.650395	7.18%	0
2013	17.274269	22.998312	33.14%	0
2012	14.856263	17.274269	16.28%	0
2011	15.492312	14.856263	-4.11%	0
2010	13.637622	15.492312	13.60%	0
2009	10.804956	13.637622	26.22%	165
2008	17.490950	10.804956	-38.23%	243
2007	18.252744	17.490950	-4.17%	729
2006	16.051165	18.252744	13.72%	519
2005	15.691383	16.051165	2.29%	669
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.299836	12.896912	4.85%	1,664
2013	8.708625	12.299836	41.24%	1,036
2012	7.575239	8.708625	14.96%	1,036
2011	8.713869	7.575239	-13.07%	1,036
2010	7.674674	8.713869	13.54%	1,053
2009	5.098914	7.674674	50.52%	11,335
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.648971	14.842112	8.74%	40,589
2013	10.011241	13.648971	36.34%	40,589
2012	9.134578	10.011241	9.60%	40,589
2011	9.596199	9.134578	-4.81%	40,589
2010	7.892510	9.596199	21.59%	40,589
2009	6.110181	7.892510	29.17%	42,032
2008*	10.000000	6.110181	-38.90%	42,247
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.117125	12.435649	2.63%	0
2013	10.739944	12.117125	12.82%	0
2012	9.827937	10.739944	9.28%	18,467
2011	10.123577	9.827937	-2.92%	19,913
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	22,079
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	5,292
2009	7.539794	9.047478	20.00%	8,147
2008*	10.000000	7.539794	-24.60%	2,805

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	8,565
2011	9.471826	8.885150	-6.19%	8,892
2010	8.494974	9.471826	11.50%	8,892
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.968960	12.258239	2.42%	646
2013	10.934659	11.968960	9.46%	823
2012	10.098600	10.934659	8.28%	2,197
2011	10.290272	10.098600	-1.86%	4,118
2010	9.591116	10.290272	7.29%	4,295
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.735766	12.088315	3.00%	2,250
2013	12.185985	11.735766	-3.69%	6,067
2012	11.522414	12.185985	5.76%	15,486
2011	11.021687	11.522414	4.54%	20,649
2010	10.489872	11.021687	5.07%	31,608
2009	9.817027	10.489872	6.85%	486
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	206
2010	11.254404	11.972943	6.38%	7,039
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.387391	30.042910	-7.24%	69
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	0
2008	49.331720	20.421084	-58.60%	0
2007	34.532168	49.331720	42.86%	0
2006	25.743289	34.532168	34.14%	0
2005	19.769023	25.743289	30.22%	1,754

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.422870	12.782639	2.90%	2,365
2013	13.158533	12.422870	-5.59%	2,691
2012	12.976355	13.158533	1.40%	3,198
2011	12.294754	12.976355	5.54%	5,944
2010	11.924444	12.294754	3.11%	12,440
2009	11.801052	11.924444	1.05%	9,222
2008	11.133461	11.801052	6.00%	3,104
2007	10.559563	11.133461	5.43%	3,681
2006	10.383839	10.559563	1.69%	3,032
2005	10.218714	10.383839	1.62%	3,018
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.964887	8.757950	-2.31%	0
2013	7.749583	8.964887	15.68%	0
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	0
2010	6.940738	7.717855	11.20%	0
2009	5.448853	6.940738	27.38%	0
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	23.228642	23.996480	3.31%	6,473
2013	18.551422	23.228642	25.21%	11,622
2012	16.266809	18.551422	14.04%	11,625
2011	17.207273	16.266809	-5.47%	16,503
2010	15.255212	17.207273	12.80%	17,102
2009	12.187565	15.255212	25.17%	15,839
2008	19.611669	12.187565	-37.86%	17,043
2007	18.811454	19.611669	4.25%	18,190
2006	16.357271	18.811454	15.00%	37,983
2005	15.400938	16.357271	6.21%	43,303
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.850710	17.445293	3.53%	13,110
2013	14.330900	16.850710	17.58%	13,259
2012	12.975019	14.330900	10.45%	13,401
2011	13.310100	12.975019	-2.52%	13,541
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.616857	13.920261	2.23%	632
2013	13.200453	13.616857	3.15%	632
2012	12.755443	13.200453	3.49%	632
2011	12.593285	12.755443	1.29%	632
2010	12.085834	12.593285	4.20%	0
2009	11.259468	12.085834	7.34%	1,339
2008	12.175906	11.259468	-7.53%	1,341
2007	11.743052	12.175906	3.69%	0
2006	11.240596	11.743052	4.47%	0
2005	11.057226	11.240596	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.509872	19.157395	3.50%	2,266
2013	16.128952	18.509872	14.76%	2,269
2012	14.792455	16.128952	9.03%	5,221
2011	15.038547	14.792455	-1.64%	9,186
2010	13.779143	15.038547	9.14%	8,557
2009	11.754010	13.779143	17.23%	37,055
2008	15.552908	11.754010	-24.43%	52,357
2007	14.960495	15.552908	3.96%	49,807
2006	13.653042	14.960495	9.58%	46,075
2005	13.170541	13.653042	3.66%	61,609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.274489	21.971809	3.28%	0
2013	17.666886	21.274489	20.42%	0
2012	15.783031	17.666886	11.94%	0
2011	16.387640	15.783031	-3.69%	24,082
2010	14.759653	16.387640	11.03%	54,194
2009	12.058324	14.759653	22.40%	57,707
2008	17.861621	12.058324	-32.49%	62,142
2007	17.101815	17.861621	4.44%	63,285
2006	15.172866	17.101815	12.71%	63,297
2005	14.400446	15.172866	5.36%	64,203

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.118956	16.612778	3.06%	0
2013	14.825135	16.118956	8.73%	0
2012	13.945554	14.825135	6.31%	0
2011	13.885416	13.945554	0.43%	0
2010	13.003655	13.885416	6.78%	444
2009	11.535373	13.003655	12.73%	2,203
2008	13.798951	11.535373	-16.40%	6,534
2007	13.248273	13.798951	4.16%	6,958
2006	12.417219	13.248273	6.69%	6,963
2005	12.076800	12.417219	2.82%	6,968
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.650430	22.059889	6.83%	8,279
2013	15.398590	20.650430	34.11%	5,273
2012	13.215069	15.398590	16.52%	11,728
2011	13.773149	13.215069	-4.05%	17,358
2010	12.898447	13.773149	6.78%	26,276
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	31.203815	33.597035	7.67%	0
2013	23.834214	31.203815	30.92%	0
2012	20.619756	23.834214	15.59%	3,451
2011	21.501436	20.619756	-4.10%	3,532
2010	17.314144	21.501436	24.18%	3,242
2009	12.866511	17.314144	34.57%	0
2008	20.580401	12.866511	-37.48%	2,034
2007	19.446772	20.580401	5.83%	0
2006	17.983657	19.446772	8.14%	0
2005	16.302727	17.983657	10.31%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.760122	9.603961	-1.60%	39,315
2013	9.918820	9.760122	-1.60%	33,602
2012	10.080544	9.918820	-1.60%	35,865
2011	10.243993	10.080544	-1.60%	38,048
2010	10.410549	10.243993	-1.60%	2,919
2009	10.575386	10.410549	-1.56%	351
2008	10.531068	10.575386	0.42%	2,984
2007	10.213733	10.531068	3.11%	21,657
2006	9.929517	10.213733	2.86%	21,836
2005	9.828303	9.929517	1.03%	2,324

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.779017	15.107336	2.22%	3,633
2013	15.190129	14.779017	-2.71%	4,203
2012	13.753001	15.190129	10.45%	4,252
2011	13.241444	13.753001	3.86%	5,593
2010	12.168368	13.241444	8.82%	7,474
2009	9.942246	12.168368	22.39%	0
2008	12.216298	9.942246	-18.61%	669
2007	11.867168	12.216298	2.94%	732
2006	11.503052	11.867168	3.17%	1,774
2005	11.440175	11.503052	0.55%	1,902
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.944064	10.623347	-2.93%	0
2013	9.185849	10.944064	19.14%	0
2012	8.081307	9.185849	13.67%	0
2011	9.086965	8.081307	-11.07%	2,150
2010	8.114390	9.086965	11.99%	2,262
2009	6.058679	8.114390	33.93%	7,678
2008*	10.000000	6.058679	-39.41%	1,461
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.157025	15.248707	-11.12%	0
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	96
2006	17.863159	21.516083	20.45%	97
2005	16.238833	17.863159	10.00%	2,315
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.085001	14.182311	8.39%	2,708
2013	9.893093	13.085001	32.26%	2,708
2012	8.657050	9.893093	14.28%	2,708
2011	9.091405	8.657050	-4.78%	2,708
2010	8.009068	9.091405	13.51%	914
2009	6.292346	8.009068	27.28%	910
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.410294	13.462609	8.48%	2,781
2013	9.340331	12.410294	32.87%	382
2012	8.072481	9.340331	15.71%	398
2011	8.735710	8.072481	-7.59%	393
2010	7.874053	8.735710	10.94%	358
2009	6.280491	7.874053	25.37%	359
2008*	10.000000	6.280491	-37.20%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.922552	14.209370	2.06%	468
2013	10.207959	13.922552	36.39%	0
2012	9.049132	10.207959	12.81%	0
2011	9.624361	9.049132	-5.98%	0
2010	7.733736	9.624361	24.45%	186
2009	6.202867	7.733736	24.68%	932
2008*	10.000000	6.202867	-37.97%	506
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	762
2008*	10.000000	6.685366	-33.15%	1,061
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	22.083646	22.281846	0.90%	278
2013	15.590460	22.083646	41.65%	292
2012	14.010209	15.590460	11.28%	4,855
2011	14.361230	14.010209	-2.44%	5,257
2010	11.665889	14.361230	23.10%	508
2009	9.321418	11.665889	25.15%	0
2008	17.719173	9.321418	-47.39%	0
2007	16.446395	17.719173	7.74%	242
2006	16.228647	16.446395	1.34%	284
2005	15.307615	16.228647	6.02%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.900538	33.513737	5.06%	0
2013	23.152434	31.900538	37.78%	0
2012	19.558424	23.152434	18.38%	0
2011	21.022225	19.558424	-6.96%	0
2010	16.891763	21.022225	24.45%	0
2009	13.639292	16.891763	23.85%	0
2008	20.474906	13.639292	-33.39%	0
2007	22.431312	20.474906	-8.72%	189
2006	19.466836	22.431312	15.23%	222
2005	19.247126	19.466836	1.14%	2,037

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.852578	29.538217	-1.05%	0
2013	21.584842	29.852578	38.30%	0
2012	19.037780	21.584842	13.38%	3,368
2011	20.538617	19.037780	-7.31%	3,780
2010	16.700576	20.538617	22.98%	39
2009	12.625283	16.700576	32.28%	0
2008	20.814123	12.625283	-39.34%	77
2007	20.761119	20.814123	0.26%	148
2006	18.879084	20.761119	9.97%	166
2005	17.128629	18.879084	10.22%	162
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.884247	21.878120	10.03%	223
2013	15.450290	19.884247	28.70%	248
2012	13.792245	15.450290	12.02%	281
2011	13.963239	13.792245	-1.22%	299
2010	12.532874	13.963239	11.41%	310
2009	10.144166	12.532874	23.55%	901
2008	17.656561	10.144166	-42.55%	1,069
2007	16.632365	17.656561	6.16%	997
2006	14.904674	16.632365	11.59%	587
2005	14.150175	14.904674	5.33%	631
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.974612	13.888310	26.55%	728
2013	10.859827	10.974612	1.06%	1,581
2012	9.548921	10.859827	13.73%	1,742
2011	9.142631	9.548921	4.44%	1,743
2010	7.156887	9.142631	27.75%	1,770
2009	5.572806	7.156887	28.43%	164
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	5,489
2011	13.493927	11.628298	-13.83%	5,653
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	1,079
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.412426	10.308321	-1.00%	1,412
2013	10.516856	10.412426	-0.99%	8,585
2012	10.217747	10.516856	2.93%	9,907
2011	10.353523	10.217747	-1.31%	11,239
2010	9.993690	10.353523	3.60%	361
2009	8.961825	9.993690	11.51%	820
2008	10.520337	8.961825	-14.81%	1,233
2007	10.205378	10.520337	3.09%	1,386
2006	9.952665	10.205378	2.54%	610
2005	9.970148	9.952665	-0.18%	365
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.591651	19.947243	1.82%	0
2013	13.652448	19.591651	43.50%	0
2012	12.750231	13.652448	7.08%	2,511
2011	13.096010	12.750231	-2.64%	2,670
2010	11.126711	13.096010	17.70%	0
2009	9.211628	11.126711	20.79%	0
2008	15.467086	9.211628	-40.44%	0
2007	15.639468	15.467086	-1.10%	0
2006	15.100041	15.639468	3.57%	0
2005	14.912765	15.100041	1.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	22.331964	24.256053	8.62%	0
2013	16.492999	22.331964	35.40%	0
2012	15.103511	16.492999	9.20%	0
2011	15.836435	15.103511	-4.63%	0
2010	13.099765	15.836435	20.89%	0
2009	10.129439	13.099765	29.32%	0
2008	16.999583	10.129439	-40.41%	0
2007	16.055160	16.999583	5.88%	1,198
2006	14.349244	16.055160	11.89%	720
2005	13.646139	14.349244	5.15%	713

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.372625	29.496880	0.42%	1,114
2013	23.505623	29.372625	24.96%	0
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
2010	19.272506	21.942382	13.85%	0
2009	14.054712	19.272506	37.12%	0
2008	23.938117	14.054712	-41.29%	0
2007	22.934794	23.938117	4.37%	0
2006	19.858496	22.934794	15.49%	579
2005	17.692814	19.858496	12.24%	1,328
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.947216	10.031931	0.85%	51
2013	10.146203	9.947216	-1.96%	311
2012*	10.000000	10.146203	1.46%	418
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.015644	-9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.381734	23.227876	8.63%	415
2013	16.531856	21.381734	29.34%	135
2012	14.408177	16.531856	14.74%	1,129
2011	14.688167	14.408177	-1.91%	1,129
2010	12.887321	14.688167	13.97%	1,124
2009	10.232409	12.887321	25.95%	2,141
2008	16.943761	10.232409	-39.61%	2,601
2007	16.534344	16.943761	2.48%	2,566
2006	14.641582	16.534344	12.93%	4,566
2005	14.071167	14.641582	4.05%	7,853
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	32.045669	35.207989	9.87%	133
2013	23.158650	32.045669	38.37%	203
2012	20.001744	23.158650	15.78%	278
2011	20.822521	20.001744	-3.94%	360
2010	17.196075	20.822521	21.09%	4,566
2009	12.766925	17.196075	34.69%	2,153
2008	20.928584	12.766925	-39.00%	278
2007	21.571062	20.928584	-2.98%	196
2006	19.118454	21.571062	12.83%	828
2005	17.708055	19.118454	7.96%	842
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	0
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.136582	9.116675	-0.22%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	464
2012	12.456362	12.897848	3.54%	464
2011	11.675695	12.456362	6.69%	464
2010	10.848770	11.675695	7.62%	472
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.484399	11.385207	-0.86%	196
2013	11.698304	11.484399	-1.83%	473
2012	11.242559	11.698304	4.05%	958
2011	11.310867	11.242559	-0.60%	527
2010	10.928078	11.310867	3.50%	572
2009*	10.000000	10.928078	9.28%	447
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.367567	10.626842	2.50%	0
2013	10.756996	10.367567	-3.62%	0
2012	9.983857	10.756996	7.74%	0
2011*	10.000000	9.983857	-0.16%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.689277	20.364072	8.96%	0
2013	13.998668	18.689277	33.51%	0
2012	11.941532	13.998668	17.23%	0
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	0
2009	8.851975	11.307063	27.73%	0
2008	14.674939	8.851975	-39.68%	0
2007	15.873489	14.674939	-7.55%	0
2006	13.916589	15.873489	14.06%	0
2005	13.439563	13.916589	3.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
2008	21.419267	11.812774	-44.85%	0
2007	20.088657	21.419267	6.62%	104
2006	15.983722	20.088657	25.68%	104
2005	14.477008	15.983722	10.41%	104

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.725103	22.375976	7.97%	0
2013	14.654259	20.725103	41.43%	0
2012	13.038025	14.654259	12.40%	0
2011	16.128426	13.038025	-19.16%	0
2010	13.568489	16.128426	18.87%	5,270
2009	8.413264	13.568489	61.27%	6,478
2008	13.578796	8.413264	-38.04%	0
2007	13.078796	13.578796	3.82%	0
2006	12.605700	13.078796	3.75%	70
2005	12.120096	12.605700	4.01%	70
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	0
2012	11.430744	14.734130	28.90%	2,748
2011	10.523301	11.430744	8.62%	3,189
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.140796	12.850372	5.84%	0
2013	12.410211	12.140796	-2.17%	0
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	1,421
2010	10.590879	11.136196	5.15%	1,837
2009	9.840028	10.590879	7.63%	342
2008	11.167683	9.840028	-11.89%	1,501
2007	10.787340	11.167683	3.53%	1,958
2006	10.585324	10.787340	1.91%	3,086
2005	10.349803	10.585324	2.28%	3,256
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	203
2007	16.384383	17.151690	4.68%	222
2006	15.026650	16.384383	9.04%	237
2005	13.617677	15.026650	10.35%	251
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.567866	8.412079	-20.40%	0
2013	9.716203	10.567866	8.77%	0
2012*	10.000000	9.716203	-2.84%	6,402

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.090964	19.511458	2.20%	0
2013	13.869773	19.090964	37.64%	0
2012	11.708391	13.869773	18.46%	0
2011	12.596383	11.708391	-7.05%	0
2010*	10.000000	12.596383	25.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.978696	23.151933	-3.45%	0
2014	23.978696	23.151933	-3.45%	0
2013	16.220645	23.978696	47.83%	0
2012	15.282160	16.220645	6.14%	0
2011	16.278442	15.282160	-6.12%	0
2010	13.049273	16.278442	24.75%	5,625
2009	8.687827	13.049273	50.20%	0
2008	15.073171	8.687827	-42.36%	0
2007	13.460593	15.073171	11.98%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.794213	11.094892	2.79%	0
2013	9.559438	10.794213	12.92%	0
2012	8.522465	9.559438	12.17%	0
2011	9.339195	8.522465	-8.75%	0
2010	8.094510	9.339195	15.38%	0
2009	5.135578	8.094510	57.62%	0
2008	9.412464	5.135578	-45.44%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.428916	13.952328	3.90%	0
2013	13.987540	13.428916	-3.99%	0
2012	13.398596	13.987540	4.40%	0
2011	12.570896	13.398596	6.58%	0
2010	11.935129	12.570896	5.33%	0
2009	10.830188	11.935129	10.20%	0
2008	10.749305	10.830188	0.75%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	0
2010	12.588102	13.965093	10.94%	0
2009	10.635157	12.588102	18.36%	0
2008	18.234239	10.635157	-41.67%	0
2007	17.682415	18.234239	3.12%	367
2006	15.368090	17.682415	15.06%	371
2005	14.938595	15.368090	2.88%	364
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.809470	34.083346	7.15%	0
2013	23.498981	31.809470	35.37%	0
2012	20.169062	23.498981	16.51%	0
2011	22.441763	20.169062	-10.13%	0
2010	18.025144	22.441763	24.50%	0
2009	12.847226	18.025144	40.30%	0
2008	20.330966	12.847226	-36.81%	0
2007	20.362893	20.330966	-0.16%	0
2006	18.128936	20.362893	12.32%	0
2005	17.285895	18.128936	4.88%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.163643	13.373647	1.60%	1,301
2013	14.624601	13.163643	-9.99%	1,362
2012	13.847781	14.624601	5.61%	1,255
2011	12.599605	13.847781	9.91%	1,233
2010	12.187068	12.599605	3.39%	3,453
2009	11.243069	12.187068	8.40%	3,394
2008	11.616236	11.243069	-3.21%	0
2007	10.787966	11.616236	7.68%	0
2006	10.797069	10.787966	-0.08%	0
2005	10.808802	10.797069	-0.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
2010	12.791734	14.324589	11.98%	0
2009	11.043504	12.791734	15.83%	0
2008	17.203758	11.043504	-35.81%	0
2007	17.570143	17.203758	-2.09%	0
2006	15.292793	17.570143	14.89%	0
2005	14.876592	15.292793	2.80%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	20.042136	22.912332	14.32%	773
2013	15.687623	20.042136	27.76%	903
2012	13.724321	15.687623	14.31%	1,039
2011	14.072724	13.724321	-2.48%	1,140
2010	12.026450	14.072724	17.01%	1,124
2009	9.420649	12.026450	27.66%	1,204
2008	12.688800	9.420649	-25.76%	0
2007	13.223600	12.688800	-4.04%	107
2006	11.182961	13.223600	18.25%	0
2005*	10.000000	11.182961	11.83%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.544252	33.646506	3.39%	34
2013	23.515604	32.544252	38.39%	19
2012	20.658938	23.515604	13.83%	21
2011	20.887287	20.658938	-1.09%	113
2010	16.878256	20.887287	23.75%	113
2009	13.726260	16.878256	22.96%	0
2008	20.202242	13.726260	-32.06%	0
2007	20.678506	20.202242	-2.30%	0
2006	18.376258	20.678506	12.53%	0
2005	17.423346	18.376258	5.47%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0
2011	14.906019	14.898131	-0.05%	0
2010	13.232351	14.906019	12.65%	0
2009	10.674260	13.232351	23.97%	0
2008	17.316115	10.674260	-38.36%	0
2007	16.771098	17.316115	3.25%	0
2006	14.801006	16.771098	13.31%	0
2005	14.409719	14.801006	2.72%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.749127	22.003955	6.05%	441
2013	17.460762	20.749127	18.83%	507
2012	16.120166	17.460762	8.32%	540
2011	15.072767	16.120166	6.95%	641
2010	13.321316	15.072767	13.15%	679
2009	11.081494	13.321316	20.21%	712
2008	16.032965	11.081494	-30.88%	0
2007	15.257937	16.032965	5.08%	0
2006	13.349526	15.257937	14.30%	0
2005	13.036073	13.349526	2.40%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	0
2009	8.481035	10.490067	23.69%	0
2008	13.857955	8.481035	-38.80%	0
2007	15.883417	13.857955	-12.75%	0
2006	15.599935	15.883417	1.82%	0
2005	15.025992	15.599935	3.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.047989	9.938750	-1.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.463274	15.976164	-2.96%	0
2013	14.416376	16.463274	14.20%	0
2012	13.322947	14.416376	8.21%	0
2011	14.335746	13.322947	-7.06%	0
2010	12.898309	14.335746	11.14%	0
2009	11.578706	12.898309	11.40%	0
2008	16.739323	11.578706	-30.83%	0
2007	15.524848	16.739323	7.82%	0
2006	13.632999	15.524848	13.88%	0
2005	13.630001	13.632999	0.02%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.360071	13.601205	1.80%	0
2013	13.483014	13.360071	-0.91%	0
2012	12.526479	13.483014	7.64%	0
2011	12.487507	12.526479	0.31%	0
2010	11.725828	12.487507	6.50%	0
2009	9.922522	11.725828	18.17%	0
2008	10.913274	9.922522	-9.08%	0
2007	10.554827	10.913274	3.40%	0
2006	10.326635	10.554827	2.21%	0
2005	10.396791	10.326635	-0.67%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.579871	14.943153	2.49%	11,380
2013	13.096219	14.579871	11.33%	11,469
2012	11.934095	13.096219	9.74%	11,531
2011	12.185958	11.934095	-2.07%	11,576
2010	11.009109	12.185958	10.69%	11,246
2009	9.030532	11.009109	21.91%	27
2008	12.270447	9.030532	-26.40%	0
2007	11.508159	12.270447	6.62%	0
2006	10.677738	11.508159	7.78%	0
2005*	10.000000	10.677738	6.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	15.061455	15.493642	2.87%	1,947
2013	13.243470	15.061455	13.73%	1,970
2012	11.909512	13.243470	11.20%	1,966
2011	12.261133	11.909512	-2.87%	1,941
2010	10.904247	12.261133	12.44%	1,930
2009	8.624928	10.904247	26.43%	28
2008	13.050422	8.624928	-33.91%	0
2007	12.067730	13.050422	8.14%	0
2006	10.983946	12.067730	9.87%	0
2005*	10.000000	10.983946	9.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
2011	12.141367	11.603570	-4.43%	0
2010	10.652237	12.141367	13.98%	0
2009	8.256627	10.652237	29.01%	0
2008	13.578595	8.256627	-39.19%	0
2007	12.430320	13.578595	9.24%	0
2006	11.191771	12.430320	11.07%	0
2005*	10.000000	11.191771	11.92%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.637967	16.848051	-14.21%	0
2013	16.083805	19.637967	22.10%	0
2012	15.615016	16.083805	3.00%	0
2011	16.747282	15.615016	-6.76%	0
2010	14.290426	16.747282	17.19%	0
2009	9.846095	14.290426	45.14%	372
2008	21.957844	9.846095	-55.16%	372
2007	15.330811	21.957844	43.23%	372
2006	13.366391	15.330811	14.70%	0
2005*	10.000000	13.366391	33.66%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.251873	22.673548	6.69%	672
2013	16.904240	21.251873	25.72%	761
2012	14.684086	16.904240	15.12%	845
2011	14.832803	14.684086	-1.00%	951
2010	13.123762	14.832803	13.02%	961
2009	10.273769	13.123762	27.74%	967
2008	18.267085	10.273769	-43.76%	0
2007	18.341851	18.267085	-0.41%	0
2006	15.549744	18.341851	17.96%	0
2005	14.975649	15.549744	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.340738	24.391915	9.18%	0
2013	16.702413	22.340738	33.76%	0
2012	14.845147	16.702413	12.51%	0
2011	15.098585	14.845147	-1.68%	0
2010	12.394179	15.098585	21.82%	0
2009	9.848087	12.394179	25.85%	0
2008	19.004321	9.848087	-48.18%	0
2007	15.257253	19.004321	24.56%	0
2006	14.555865	15.257253	4.82%	0
2005	14.027481	14.555865	3.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.305010	13.820605	3.88%	1,912
2013	13.813877	13.305010	-3.68%	1,820
2012	13.300838	13.813877	3.86%	1,720
2011	12.634498	13.300838	5.27%	1,705
2010	11.944844	12.634498	5.77%	3,918
2009	10.518145	11.944844	13.56%	5,023
2008	11.078071	10.518145	-5.05%	1,329
2007	10.822894	11.078071	2.36%	1,199
2006	10.566867	10.822894	2.42%	835
2005	10.543870	10.566867	0.22%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.815999	36.306858	4.28%	2,168
2013	26.054250	34.815999	33.63%	2,351
2012	23.124802	26.054250	12.67%	4,420
2011	26.374436	23.124802	-12.32%	4,392
2010	20.857274	26.374436	26.45%	3,893
2009	15.174819	20.857274	37.45%	4,210
2008	25.548950	15.174819	-40.60%	1,597
2007	22.524947	25.548950	13.43%	1,597
2006	20.374726	22.524947	10.55%	1,597
2005	17.553083	20.374726	16.07%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	0
2009	14.135600	17.547585	24.14%	0
2008	25.648120	14.135600	-44.89%	0
2007	22.281112	25.648120	15.11%	0
2006	19.235244	22.281112	15.83%	0
2005	16.464488	19.235244	16.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	29.203666	30.592458	4.76%	0
2013	22.808749	29.203666	28.04%	0
2012	18.252309	22.808749	24.96%	0
2011	20.401827	18.252309	-10.54%	0
2010	16.419302	20.401827	24.26%	0
2009	10.623298	16.419302	54.56%	0
2008	22.174284	10.623298	-52.09%	0
2007	21.384742	22.174284	3.69%	0
2006	18.742199	21.384742	14.10%	0
2005	18.604251	18.742199	0.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	8,350
2011	11.572490	11.653327	0.70%	7,636
2010	10.443102	11.572490	10.81%	7,636
2009	7.830809	10.443102	33.36%	9,116
2008	11.319149	7.830809	-30.82%	9,116
2007	11.093323	11.319149	2.04%	9,116
2006*	10.000000	11.093323	10.93%	6,974

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	23.158997	24.763715	6.93%	0
2013	18.156779	23.158997	27.55%	0
2012	16.489655	18.156779	10.11%	0
2011	15.816861	16.489655	4.25%	0
2010	13.330123	15.816861	18.66%	0
2009	11.550423	13.330123	15.41%	0
2008	16.110330	11.550423	-28.30%	0
2007	16.834586	16.110330	-4.30%	390
2006	14.613875	16.834586	15.20%	381
2005	14.366106	14.613875	1.72%	384
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.232450	31.881551	-1.09%	262
2013	24.055596	32.232450	33.99%	240
2012	20.660964	24.055596	16.43%	2,137
2011	21.827702	20.660964	-5.35%	2,077
2010	17.308677	21.827702	26.11%	2,055
2009	13.626214	17.308677	27.02%	2,725
2008	20.684706	13.626214	-34.12%	1,885
2007	21.546487	20.684706	-4.00%	1,885
2006	18.726904	21.546487	15.06%	1,658
2005	17.505456	18.726904	6.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.324509	-6.75%	3,088
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.524357	21.434639	-12.60%	659
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
2010	18.609404	19.841210	6.62%	0
2009	13.807096	18.609404	34.78%	0
2008	23.546943	13.807096	-41.36%	0
2007	20.738490	23.546943	13.54%	0
2006	17.362045	20.738490	19.45%	0
2005	16.023099	17.362045	8.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.730649	9.745520	0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.155714	11.155689	-8.23%	833
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.230134	14.074725	6.38%	0
2013	9.622621	13.230134	37.49%	0
2012*	10.000000	9.622621	-3.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	0
2012	11.543254	13.529317	17.21%	0
2011	12.647958	11.543254	-8.73%	0
2010	11.833436	12.647958	6.88%	0
2009*	10.000000	11.833436	18.33%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.725794	11.751983	0.22%	0
2013	10.789629	11.725794	8.68%	0
2012*	10.000000	10.789629	7.90%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.836009	13.617682	6.09%	0
2013	10.044239	12.836009	27.79%	0
2012*	10.000000	10.044239	0.44%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	0
2010	15.596971	16.585253	6.34%	0
2009	12.628010	15.596971	23.51%	0
2008	15.296614	12.628010	-17.45%	0
2007	14.103710	15.296614	8.46%	0
2006	12.987069	14.103710	8.60%	0
2005	12.264747	12.987069	5.89%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.256491	29.076710	6.68%	1,330
2013	21.173835	27.256491	28.73%	1,467
2012	17.382589	21.173835	21.81%	1,593
2011	18.992013	17.382589	-8.47%	1,884
2010	18.135409	18.992013	4.72%	1,487
2009	12.628535	18.135409	43.61%	1,433
2008	23.057716	12.628535	-45.23%	0
2007	17.159960	23.057716	34.37%	0
2006	15.989434	17.159960	7.32%	0
2005	14.443288	15.989434	10.70%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.230980	14.229062	7.54%	0
2013	9.936310	13.230980	33.16%	0
2012*	10.000000	9.936310	-0.64%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.499463	28.959507	-13.55%	270
2013	29.804798	33.499463	12.40%	209
2012	26.776690	29.804798	11.31%	2,197
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	0
2009	18.581296	32.725021	76.12%	0
2008	39.550946	18.581296	-53.02%	0
2007	31.415594	39.550946	25.90%	0
2006	21.783453	31.415594	44.22%	0
2005	16.786144	21.783453	29.77%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.819462	9.209577	-6.21%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.172082	12.893589	-9.02%	0
2013	10.203835	14.172082	38.89%	0
2012*	10.000000	10.203835	2.04%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.177682	27.288613	8.38%	1,927
2013	18.879545	25.177682	33.36%	1,801
2012	16.565938	18.879545	13.97%	6,705
2011	16.922218	16.565938	-2.11%	6,655
2010	15.470701	16.922218	9.38%	6,646
2009	12.846129	15.470701	20.43%	7,300
2008	19.420875	12.846129	-33.85%	4,241
2007	18.354658	19.420875	5.81%	4,241
2006	15.486129	18.354658	18.52%	4,241
2005	14.788799	15.486129	4.72%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.827911	14.748434	-0.54%	2,234
2013	11.812291	14.827911	25.53%	2,343
2012	10.360352	11.812291	14.01%	2,501
2011	10.724430	10.360352	-3.39%	2,473
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.901183	14.089323	9.21%	0
2013	10.136450	12.901183	27.28%	0
2012	9.058584	10.136450	11.90%	0
2011*	10.000000	9.058584	-9.41%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.899468	22.105173	11.08%	6,004
2013	15.366307	19.899468	29.50%	6,593
2012	13.652497	15.366307	12.55%	6,874
2011	13.813869	13.652497	-1.17%	7,414
2010	12.412989	13.813869	11.29%	7,497
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.787099	14.236307	3.26%	124,897
2013	11.370678	13.787099	21.25%	88,254
2012	9.991547	11.370678	13.80%	91,934
2011	10.065308	9.991547	-0.73%	92,876
2010	9.136156	10.065308	10.17%	93,941
2009	7.527012	9.136156	21.38%	84,686
2008	10.898553	7.527012	-30.94%	16,369
2007	10.441173	10.898553	4.38%	10,346
2006*	10.000000	10.441173	4.41%	13,835

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.065597	11.424829	3.25%	10,303
2013	11.548489	11.065597	-4.18%	10,267
2012	11.187080	11.548489	3.23%	8,833
2011	10.758440	11.187080	3.98%	7,675
2010	10.320671	10.758440	4.24%	8,279
2009	9.356954	10.320671	10.30%	6,671
2008	10.556053	9.356954	-11.36%	5,306
2007	10.423276	10.556053	1.27%	6,082
2006*	10.000000	10.423276	4.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.034179	15.057525	0.16%	5,140
2013	11.882881	15.034179	26.52%	5,330
2012	9.896797	11.882881	20.07%	13,922
2011	11.095465	9.896797	-10.80%	13,518
2010	10.136054	11.095465	9.47%	13,161
2009	7.278126	10.136054	39.27%	13,149
2008	12.060105	7.278126	-39.65%	10,382
2007	10.723164	12.060105	12.47%	10,202
2006*	10.000000	10.723164	7.23%	7,340
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.547789	14.399082	6.28%	7,131
2013	10.627978	13.547789	27.47%	7,686
2012	9.204869	10.627978	15.46%	8,253
2011	9.819331	9.204869	-6.26%	8,973
2010	8.447133	9.819331	16.24%	8,715
2009	6.188730	8.447133	36.49%	8,996
2008	11.280075	6.188730	-45.14%	3,834
2007	10.250695	11.280075	10.04%	3,503
2006*	10.000000	10.250695	2.51%	368
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.102238	13.119893	8.41%	5,706
2013	9.254218	12.102238	30.78%	6,543
2012	8.038264	9.254218	15.13%	7,089
2011	8.359747	8.038264	-3.85%	7,298
2010	7.659289	8.359747	9.15%	7,495
2009	5.958951	7.659289	28.53%	5,457
2008	9.782890	5.958951	-39.09%	4,711
2007*	10.000000	9.782890	-2.17%	3,538

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.651702	19.820365	0.86%	0
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	0
2010	14.576686	16.222119	11.29%	0
2009	10.151515	14.576686	43.59%	0
2008	14.333947	10.151515	-29.18%	0
2007	14.132721	14.333947	1.42%	0
2006	12.991591	14.132721	8.78%	0
2005	12.901837	12.991591	0.70%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.871470	24.501990	7.13%	2,197
2013	17.187714	22.871470	33.07%	2,496
2012	14.789355	17.187714	16.22%	2,813
2011	15.430371	14.789355	-4.15%	3,251
2010	13.589996	15.430371	13.54%	2,268
2009	10.772704	13.589996	26.15%	2,592
2008	17.447646	10.772704	-38.26%	511
2007	18.216874	17.447646	-4.22%	958
2006	16.027747	18.216874	13.66%	932
2005	15.676431	16.027747	2.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	0
2009	5.097178	7.668162	50.44%	0
2008*	10.000000	5.097178	-49.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.609689	14.791884	8.69%	493
2013	9.987496	13.609689	36.27%	379
2012	9.117565	9.987496	9.54%	437
2011	9.583187	9.117565	-4.86%	690
2010	7.885821	9.583187	21.52%	694
2009	6.108107	7.885821	29.10%	2,527
2008*	10.000000	6.108107	-38.92%	2,846
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.082298	12.393614	2.58%	11,348
2013	10.714519	12.082298	12.77%	11,350
2012	9.809665	10.714519	9.22%	11,318
2011	10.109875	9.809665	-2.97%	11,260
2010	9.310557	10.109875	8.59%	11,223
2009	7.900737	9.310557	17.84%	32
2008*	10.000000	7.900737	-20.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.266075	12.630362	2.97%	56,331
2013	10.286396	12.266075	19.25%	52,601
2012	9.203721	10.286396	11.76%	48,981
2011	9.691973	9.203721	-5.04%	28,667
2010	8.768188	9.691973	10.54%	23,822
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.496666	11.684228	1.63%	16,311
2013	11.140023	11.496666	3.20%	110,051
2012	10.537207	11.140023	5.72%	113,819
2011	10.564529	10.537207	-0.26%	116,295
2010	10.057746	10.564529	5.04%	123,054
2009	9.048338	10.057746	11.16%	94,983
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.178483	12.524925	2.84%	116,527
2013	10.511275	12.178483	15.86%	117,741
2012	9.511460	10.511275	10.51%	130,052
2011	9.901666	9.511460	-3.94%	116,636
2010	9.039810	9.901666	9.53%	117,738
2009	7.537235	9.039810	19.94%	79,414
2008*	10.000000	7.537235	-24.63%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.215547	12.562036	2.84%	2,932
2013	9.994167	12.215547	22.23%	2,955
2012	8.868653	9.994167	12.69%	2,979
2011	9.459031	8.868653	-6.24%	3,006
2010	8.487804	9.459031	11.44%	3,030
2009	6.818051	8.487804	24.49%	3,055
2008*	10.000000	6.818051	-31.82%	3,084
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.934538	12.216771	2.36%	10,157
2013	10.908749	11.934538	9.40%	10,257
2012	10.079800	10.908749	8.22%	10,359
2011	10.276328	10.079800	-1.91%	10,463
2010	9.582985	10.276328	7.24%	10,559
2009	8.279837	9.582985	15.74%	10,654
2008*	10.000000	8.279837	-17.20%	3,076
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.702042	12.047456	2.95%	330
2013	12.157146	11.702042	-3.74%	214
2012	11.500995	12.157146	5.71%	2,888
2011	11.006772	11.500995	4.49%	2,737
2010	10.481000	11.006772	5.02%	2,919
2009	9.813706	10.481000	6.80%	2,930
2008*	10.000000	9.813706	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.656385	13.055192	3.15%	3,779
2013	13.137892	12.656385	-3.67%	3,958
2012	12.471155	13.137892	5.35%	3,426
2011	11.956729	12.471155	4.30%	3,079
2010	11.244874	11.956729	6.33%	3,378
2009	9.819515	11.244874	14.52%	3,394
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.208857	29.862097	-7.29%	103
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
2010	32.657388	37.229942	14.00%	0
2009	20.360188	32.657388	60.40%	0
2008	49.209721	20.360188	-58.63%	0
2007	34.464366	49.209721	42.78%	0
2006	25.705754	34.464366	34.07%	0
2005	19.750194	25.705754	30.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.354370	12.705689	2.84%	523
2013	13.092624	12.354370	-5.64%	381
2012	12.917941	13.092624	1.35%	1,316
2011	12.245623	12.917941	5.49%	1,194
2010	11.882832	12.245623	3.05%	1,291
2009	11.765862	11.882832	0.99%	2,417
2008	11.105910	11.765862	5.94%	1,722
2007	10.538811	11.105910	5.38%	956
2006	10.368679	10.538811	1.64%	857
2005	10.208975	10.368679	1.56%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	4,491
2011	7.707380	6.822389	-11.48%	3,947
2010	6.934844	7.707380	11.14%	3,947
2009	5.446997	6.934844	27.31%	3,947
2008*	10.000000	5.446997	-45.53%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	0
2008	11.663775	6.528074	-44.03%	0
2007	10.842547	11.663775	7.57%	0
2006*	10.000000	10.842547	8.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	23.100556	23.852035	3.25%	3,975
2013	18.458503	23.100556	25.15%	3,975
2012	16.193584	18.458503	13.99%	3,975
2011	17.138514	16.193584	-5.51%	3,975
2010	15.201973	17.138514	12.74%	3,975
2009	12.151200	15.201973	25.11%	3,975
2008	19.563127	12.151200	-37.89%	5,794
2007	18.774488	19.563127	4.20%	5,795
2006	16.333409	18.774488	14.95%	5,797
2005	15.386263	16.333409	6.16%	3,975
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.804424	15.227773	2.86%	7,154
2013	13.271239	14.804424	11.55%	7,245
2012	12.336491	13.271239	7.58%	7,306
2011	12.433015	12.336491	-0.78%	7,347
2010	11.511714	12.433015	8.00%	7,396
2009*	10.000000	11.511714	15.12%	26

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.810804	17.395140	3.48%	8,114
2013	14.304216	16.810804	17.52%	8,205
2012	12.957463	14.304216	10.39%	9,912
2011	13.298836	12.957463	-2.57%	9,778
2010	12.069770	13.298836	10.18%	9,938
2009*	10.000000	12.069770	20.70%	10,049
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.541776	13.836473	2.18%	3,059
2013	13.134348	13.541776	3.10%	3,092
2012	12.698037	13.134348	3.44%	3,126
2011	12.542960	12.698037	1.24%	3,159
2010	12.043663	12.542960	4.15%	3,189
2009	11.225891	12.043663	7.28%	3,220
2008	12.145775	11.225891	-7.57%	0
2007	11.719973	12.145775	3.63%	0
2006	11.224201	11.719973	4.42%	0
2005	11.046699	11.224201	1.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.407859	19.042127	3.45%	60,162
2013	16.048214	18.407859	14.70%	87,735
2012	14.725918	16.048214	8.98%	62,874
2011	14.978498	14.725918	-1.69%	63,783
2010	13.731095	14.978498	9.08%	63,763
2009	11.718969	13.731095	17.17%	74,986
2008	15.514431	11.718969	-24.46%	3,109
2007	14.931111	15.514431	3.91%	3,109
2006	13.633120	14.931111	9.52%	3,109
2005	13.157999	13.633120	3.61%	3,109
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.157248	21.839610	3.23%	58,576
2013	17.578460	21.157248	20.36%	37,006
2012	15.712035	17.578460	11.88%	37,256
2011	16.322204	15.712035	-3.74%	37,525
2010	14.708180	16.322204	10.97%	37,809
2009	12.022368	14.708180	22.34%	41,544
2008	17.817437	12.022368	-32.52%	41,802
2007	17.068231	17.817437	4.39%	18,865
2006	15.150749	17.068231	12.66%	8,327
2005	14.386732	15.150749	5.31%	22,184

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.030088	16.512796	3.01%	33,469
2013	14.750895	16.030088	8.67%	2,734
2012	13.882794	14.750895	6.25%	31,525
2011	13.829933	13.882794	0.38%	31,354
2010	12.958277	13.829933	6.73%	31,346
2009	11.500971	12.958277	12.67%	2,667
2008	13.764795	11.500971	-16.45%	763
2007	13.222235	13.764795	4.10%	764
2006	12.399089	13.222235	6.64%	765
2005	12.065285	12.399089	2.77%	766
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.601502	21.996440	6.77%	652
2013	15.369911	20.601502	34.04%	554
2012	13.197181	15.369911	16.46%	7,471
2011	13.761488	13.197181	-4.10%	6,819
2010	12.894070	13.761488	6.73%	6,924
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	31.031799	33.394841	7.61%	0
2013	23.714870	31.031799	30.85%	0
2012	20.526948	23.714870	15.53%	0
2011	21.415526	20.526948	-4.15%	0
2010	17.253715	21.415526	24.12%	0
2009	12.828119	17.253715	34.50%	0
2008	20.529456	12.828119	-37.51%	0
2007	19.408542	20.529456	5.78%	0
2006	17.957407	19.408542	8.08%	0
2005	16.287185	17.957407	10.25%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.706126	9.545978	-1.65%	3,349
2013	9.868965	9.706126	-1.65%	3,369
2012	10.034988	9.868965	-1.65%	4,407
2011	10.202869	10.034988	-1.65%	3,824
2010	10.374022	10.202869	-1.65%	5,264
2009	10.543640	10.374022	-1.61%	6,733
2008	10.504794	10.543640	0.37%	1,925
2007	10.193460	10.504794	3.05%	3,017
2006	9.914831	10.193460	2.81%	0
2005	9.818741	9.914831	0.98%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.697545	15.016419	2.17%	4,697
2013	15.114071	14.697545	-2.76%	5,250
2012	13.691103	15.114071	10.39%	4,737
2011	13.188528	13.691103	3.81%	4,544
2010	12.125890	13.188528	8.76%	3,062
2009	9.912580	12.125890	22.33%	3,164
2008	12.186044	9.912580	-18.66%	1,146
2007	11.843820	12.186044	2.89%	0
2006	11.486246	11.843820	3.11%	0
2005	11.429252	11.486246	0.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.912556	10.587382	-2.98%	683
2013	9.164052	10.912556	19.08%	480
2012	8.066245	9.164052	13.61%	939
2011	9.074632	8.066245	-11.11%	1,438
2010	8.107496	9.074632	11.93%	1,362
2009	6.056612	8.107496	33.86%	3,187
2008*	10.000000	6.056612	-39.43%	2,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	17.064210	15.158501	-11.17%	4,391
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	0
2009	11.417680	14.542878	27.37%	0
2008	21.691786	11.417680	-47.36%	0
2007	21.476067	21.691786	1.00%	0
2006	17.838983	21.476067	20.39%	0
2005	16.225077	17.838983	9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.047356	14.134326	8.33%	215
2013	9.869637	13.047356	32.20%	174
2012	8.640935	9.869637	14.22%	1,218
2011	9.079086	8.640935	-4.83%	1,573
2010	8.002281	9.079086	13.46%	1,563
2009	6.290201	8.002281	27.22%	2,452
2008*	10.000000	6.290201	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.374602	13.417060	8.42%	2,033
2013	9.318191	12.374602	32.80%	2,330
2012	8.057449	9.318191	15.65%	3,982
2011	8.723860	8.057449	-7.64%	4,494
2010	7.867363	8.723860	10.89%	4,206
2009	6.278351	7.867363	25.31%	4,232
2008*	10.000000	6.278351	-37.22%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.882497	14.161282	2.01%	6,897
2013	10.183767	13.882497	36.32%	6,596
2012	9.032284	10.183767	12.75%	7,772
2011	9.611325	9.032284	-6.02%	8,508
2010	7.727184	9.611325	24.38%	8,535
2009	6.200757	7.727184	24.62%	10,268
2008*	10.000000	6.200757	-37.99%	868
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.800321	17.033591	15.09%	289
2013	11.091371	14.800321	33.44%	210
2012	9.693418	11.091371	14.42%	847
2011	10.089948	9.693418	-3.93%	1,139
2010	8.575528	10.089948	17.66%	1,108
2009	6.683090	8.575528	28.32%	2,342
2008*	10.000000	6.683090	-33.17%	2,100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.961929	22.147784	0.85%	0
2013	15.512400	21.961929	41.58%	0
2012	13.947162	15.512400	11.22%	0
2011	14.303860	13.947162	-2.49%	0
2010	11.625185	14.303860	23.04%	0
2009	9.293609	11.625185	25.09%	0
2008	17.675330	9.293609	-47.42%	0
2007	16.414091	17.675330	7.68%	0
2006	16.204980	16.414091	1.29%	0
2005	15.293035	16.204980	5.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.724661	33.312036	5.00%	1,136
2013	23.036487	31.724661	37.71%	1,125
2012	19.470383	23.036487	18.32%	1,272
2011	20.938218	19.470383	-7.01%	1,469
2010	16.832803	20.938218	24.39%	1,409
2009	13.598602	16.832803	23.78%	1,498
2008	20.424240	13.598602	-33.42%	959
2007	22.387257	20.424240	-8.77%	1,054
2006	19.438441	22.387257	15.17%	0
2005	19.228790	19.438441	1.09%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.688039	29.360475	-1.10%	0
2013	21.476771	29.688039	38.23%	0
2012	18.952108	21.476771	13.32%	0
2011	20.456564	18.952108	-7.35%	0
2010	16.642299	20.456564	22.92%	0
2009	12.587633	16.642299	32.21%	0
2008	20.424240	12.587633	-39.37%	83
2007	22.387257	20.424240	-8.77%	1,054
2006	19.438441	22.387257	15.17%	0
2005	17.112344	18.851589	10.16%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.774667	21.746498	9.97%	343
2013	15.372947	19.774667	28.63%	260
2012	13.730201	15.372947	11.96%	539
2011	13.907484	13.730201	-1.27%	801
2010	12.489164	13.907484	11.36%	795
2009	10.113918	12.489164	23.48%	1,877
2008	17.612883	10.113918	-42.58%	1,899
2007	16.599700	17.612883	6.10%	1,491
2006	14.882948	16.599700	11.54%	1,255
2005	14.136709	14.882948	5.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.943023	13.841305	26.49%	412
2013	10.834078	10.943023	1.01%	0
2012	9.531130	10.834078	13.67%	0
2011	9.130237	9.531130	4.39%	0
2010	7.150814	9.130237	27.68%	0
2009	5.570904	7.150814	28.36%	594
2008*	10.000000	5.570904	-44.29%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.420778	10.299452	-1.16%	2,924
2013	10.584447	10.420778	-1.55%	3,234
2012	10.396146	10.584447	1.81%	4,731
2011	10.434627	10.396146	-0.37%	4,274
2010	10.358995	10.434627	0.73%	4,638
2009	9.833644	10.358995	5.34%	4,550
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.128251	14.569816	-9.66%	1,361
2013	13.654891	16.128251	18.11%	1,225
2012	11.612565	13.654891	17.59%	1,363
2011	13.482517	11.612565	-13.87%	1,668
2010	12.890526	13.482517	4.59%	1,491
2009*	10.000000	12.890526	28.91%	3,014
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.355016	10.246272	-1.05%	5,085
2013	10.464186	10.355016	-1.04%	5,123
2012	10.171757	10.464186	2.87%	4,602
2011	10.312153	10.171757	-1.36%	4,039
2010	9.958833	10.312153	3.55%	5,554
2009	8.935105	9.958833	11.46%	5,436
2008	10.494300	8.935105	-14.86%	706
2007	10.185319	10.494300	3.03%	594
2006	9.938135	10.185319	2.49%	533
2005	9.960634	9.938135	-0.23%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.483643	19.827198	1.76%	0
2013	13.584080	19.483643	43.43%	0
2012	12.692842	13.584080	7.02%	0
2011	13.043684	12.692842	-2.69%	0
2010	11.087883	13.043684	17.64%	0
2009	9.184147	11.087883	20.73%	0
2008	15.428808	9.184147	-40.47%	0
2007	15.608741	15.428808	-1.15%	0
2006	15.078018	15.608741	3.52%	0
2005	14.898556	15.078018	1.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	22.211196	24.112615	8.56%	0
2013	16.412134	22.211196	35.33%	0
2012	15.037116	16.412134	9.14%	0
2011	15.774822	15.037116	-4.68%	0
2010	13.055428	15.774822	20.83%	0
2009	10.100282	13.055428	29.26%	0
2008	16.959302	10.100282	-40.44%	0
2007	16.025299	16.959302	5.83%	1,758
2006	14.329818	16.025299	11.83%	1,541
2005	13.634572	14.329818	5.10%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.210737	29.319400	0.37%	0
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
2010	19.205285	21.854740	13.80%	0
2009	14.012825	19.205285	37.06%	0
2008	23.878925	14.012825	-41.32%	0
2007	22.889771	23.878925	4.32%	0
2006	19.829567	22.889771	15.43%	0
2005	17.675988	19.829567	12.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.941266	10.020823	0.80%	0
2013	10.145277	9.941266	-2.01%	0
2012*	10.000000	10.145277	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.263917	23.088145	8.58%	335
2013	16.449118	21.263917	29.27%	259
2012	14.343366	16.449118	14.68%	275
2011	14.629515	14.343366	-1.96%	496
2010	12.842381	14.629515	13.92%	500
2009	10.201909	12.842381	25.88%	1,545
2008	16.901851	10.201909	-39.64%	1,621
2007	16.501877	16.901851	2.42%	1,227
2006	14.620224	16.501877	12.87%	1,371
2005	14.057759	14.620224	4.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.869053	34.996153	9.81%	248
2013	23.042708	31.869053	38.30%	254
2012	19.911734	23.042708	15.72%	2,155
2011	20.739342	19.911734	-3.99%	2,030
2010	17.136073	20.739342	21.03%	2,019
2009	12.728842	17.136073	34.62%	2,031
2008	20.876791	12.728842	-39.03%	2,225
2007	21.528680	20.876791	-3.03%	2,026
2006	19.090561	21.528680	12.77%	1,922
2005	17.691186	19.090561	7.91%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.133459	9.108919	-0.27%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.457181	11.352455	-0.91%	1,508
2013	11.676512	11.457181	-1.88%	1,461
2012	11.227334	11.676512	4.00%	1,413
2011	11.301282	11.227334	-0.65%	1,357
2010	10.924366	11.301282	3.45%	1,401
2009*	10.000000	10.924366	9.24%	1,972
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.588300	20.243736	8.91%	0
2013	13.930095	18.588300	33.44%	0
2012	11.889085	13.930095	17.17%	0
2011	12.676525	11.889085	-6.21%	0
2010	11.268837	12.676525	12.49%	0
2009	8.826521	11.268837	27.67%	0
2008	14.640181	8.826521	-39.71%	0
2007	15.843988	14.640181	-7.60%	0
2006	13.897765	15.843988	14.00%	0
2005	13.428187	13.897765	3.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	0
2008	21.368514	11.778776	-44.88%	0
2007	20.051297	21.368514	6.57%	0
2006	15.962094	20.051297	25.62%	0
2005	14.464749	15.962094	10.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.613028	22.243657	7.91%	0
2013	14.582406	20.613028	41.36%	0
2012	12.980703	14.582406	12.34%	0
2011	16.065673	12.980703	-19.20%	0
2010	13.522552	16.065673	18.81%	0
2009	8.389042	13.522552	61.19%	0
2008	13.546615	8.389042	-38.07%	0
2007	13.054478	13.546615	3.77%	0
2006	12.588642	13.054478	3.70%	0
2005	12.109833	12.588642	3.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0
2010	10.555041	11.092882	5.10%	0
2009	9.811712	10.555041	7.58%	0
2008	11.141221	9.811712	-11.93%	213
2007	10.767281	11.141221	3.47%	753
2006	10.570988	10.767281	1.86%	672
2005	10.341028	10.570988	2.22%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
2010	18.306051	19.757979	7.93%	0
2009	14.305301	18.306051	27.97%	0
2008	17.108171	14.305301	-16.38%	0
2007	16.351154	17.108171	4.63%	0
2006	15.003777	16.351154	8.98%	0
2005	13.603850	15.003777	10.29%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.057420	19.467277	2.15%	0
2013	13.852432	19.057420	37.57%	0
2012	11.699717	13.852432	18.40%	0
2011	12.593441	11.699717	-7.10%	0
2010*	10.000000	12.593441	25.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.867690	23.033032	-3.50%	653
2014	23.867690	23.033032	-3.50%	0
2013	16.153750	23.867690	47.75%	601
2012	15.226889	16.153750	6.09%	745
2011	16.227809	15.226889	-6.17%	0
2010	13.015289	16.227809	24.68%	463
2009	8.669611	13.015289	50.13%	497
2008	15.049258	8.669611	-42.39%	0
2007	13.446106	15.049258	11.92%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.757684	11.051722	2.73%	0
2013	9.531923	10.757684	12.86%	0
2012	8.502263	9.531923	12.11%	0
2011	9.321785	8.502263	-8.79%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.366775	13.880706	3.84%	0
2013	13.929894	13.366775	-4.04%	0
2012	13.350183	13.929894	4.34%	0
2011	12.531819	13.350183	6.53%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
2007	17.647693	18.189134	3.07%	0
2006	15.345688	17.647693	15.00%	0
2005	14.924373	15.345688	2.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.634014	33.878111	7.09%	5,169
2013	23.381241	31.634014	35.30%	5,318
2012	20.078239	23.381241	16.45%	6,679
2011	22.352056	20.078239	-10.17%	7,407
2010	17.962213	22.352056	24.44%	5,701
2009	12.808888	17.962213	40.23%	5,287
2008	20.280642	12.808888	-36.84%	5,005
2007	20.322877	20.280642	-0.21%	0
2006	18.102480	20.322877	12.27%	0
2005	17.269419	18.102480	4.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.090229	13.292302	1.54%	17,315
2013	14.550439	13.090229	-10.04%	24,140
2012	13.784575	14.550439	5.56%	23,655
2011	12.548450	13.784575	9.85%	24,531
2010	12.143769	12.548450	3.33%	27,261
2009	11.208821	12.143769	8.34%	27,714
2008	11.586742	11.208821	-3.26%	28,048
2007	10.766075	11.586742	7.62%	9,677
2006	10.780625	10.766075	-0.13%	1,402
2005	10.797814	10.780625	-0.16%	1,402
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	0
2007	17.535595	17.161150	-2.14%	0
2006	15.270469	17.535595	14.83%	0
2005	14.862410	15.270469	2.75%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.954013	22.800004	14.26%	4,729
2013	15.626579	19.954013	27.69%	11,874
2012	13.677888	15.626579	14.25%	13,056
2011	14.032244	13.677888	-2.53%	13,897
2010	11.997954	14.032244	16.96%	15,135
2009	9.403101	11.997954	27.60%	15,237
2008	12.671625	9.403101	-25.79%	11,839
2007	13.212452	12.671625	-4.09%	7,787
2006	11.179195	13.212452	18.19%	0
2005*	10.000000	11.179195	11.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	0
2012	12.304760	13.300593	8.09%	0
2011	12.989971	12.304760	-5.27%	0
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.201470	12.667923	3.82%	347
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.364793	33.443961	3.33%	2,965
2013	23.397810	32.364793	38.32%	8,478
2012	20.565940	23.397810	13.77%	10,839
2011	20.803816	20.565940	-1.14%	13,689
2010	16.819340	20.803816	23.69%	14,277
2009	13.685299	16.819340	22.90%	1,361
2008	20.152227	13.685299	-32.09%	1,159
2007	20.637860	20.152227	-2.35%	855
2006	18.349446	20.637860	12.47%	0
2005	17.406733	18.349446	5.42%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.794874	24.231874	11.18%	4,758
2013	16.834269	21.794874	29.47%	6,876
2012	14.831041	16.834269	13.51%	7,592
2011	14.846420	14.831041	-0.10%	8,273
2010	13.186156	14.846420	12.59%	8,229
2009	10.642399	13.186156	23.90%	7,828
2008	17.273254	10.642399	-38.39%	3,573
2007	16.738134	17.273254	3.20%	2,527
2006	14.779410	16.738134	13.25%	876
2005	14.395982	14.779410	2.66%	922

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.634694	21.871487	5.99%	1,053
2013	17.373295	20.634694	18.77%	1,803
2012	16.047584	17.373295	8.26%	1,779
2011	15.012509	16.047584	6.89%	1,907
2010	13.274808	15.012509	13.09%	2,383
2009	11.048421	13.274808	20.15%	1,679
2008	15.993261	11.048421	-30.92%	1,179
2007	15.227945	15.993261	5.03%	849
2006	13.330040	15.227945	14.24%	0
2005	13.023645	13.330040	2.35%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
2007	15.852187	13.823627	-12.80%	0
2006	15.577163	15.852187	1.77%	0
2005	15.011664	15.577163	3.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.044558	9.930313	-1.14%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.372479	15.879969	-3.01%	0
2013	14.344159	16.372479	14.14%	0
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	0
2008	16.697871	11.544152	-30.86%	0
2007	15.494317	16.697871	7.77%	0
2006	13.613103	15.494317	13.82%	0
2005	13.617010	13.613103	-0.03%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.286443	13.519372	1.75%	1,491
2013	13.415534	13.286443	-0.96%	2,083
2012	12.470133	13.415534	7.58%	2,163
2011	12.437648	12.470133	0.26%	2,362
2010	11.684949	12.437648	6.44%	2,504
2009	9.892964	11.684949	18.11%	2,506
2008	10.886287	9.892964	-9.12%	2,996
2007	10.534096	10.886287	3.34%	1,639
2006	10.311577	10.534096	2.16%	0
2005	10.386894	10.311577	-0.73%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.515785	14.869899	2.44%	0
2013	13.045289	14.515785	11.27%	0
2012	11.893752	13.045289	9.68%	0
2011	12.150921	11.893752	-2.12%	0
2010	10.983046	12.150921	10.63%	0
2009	9.013726	10.983046	21.85%	695
2008	12.253843	9.013726	-26.44%	728
2007	11.498450	12.253843	6.57%	765
2006	10.674147	11.498450	7.72%	0
2005*	10.000000	10.674147	6.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.995220	15.417666	2.82%	5,913
2013	13.191944	14.995220	13.67%	11,418
2012	11.869228	13.191944	11.14%	11,420
2011	12.225863	11.869228	-2.92%	11,423
2010	10.878412	12.225863	12.39%	13,865
2009	8.608870	10.878412	26.36%	14,219
2008	13.032776	8.608870	-33.94%	14,308
2007	12.057567	13.032776	8.09%	12,147
2006	10.980252	12.057567	9.81%	0
2005*	10.000000	10.980252	9.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.625909	16.088843	2.96%	0
2013	13.093033	15.625909	19.35%	463
2012	11.564320	13.093033	13.22%	466
2011	12.106430	11.564320	-4.48%	514
2010	10.626980	12.106430	13.92%	516
2009	8.241245	10.626980	28.95%	519
2008	13.560199	8.241245	-39.22%	524
2007	12.419828	13.560199	9.18%	1,423
2006	11.188000	12.419828	11.01%	0
2005*	10.000000	11.188000	11.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.551647	16.765455	-14.25%	0
2013	16.021249	19.551647	22.04%	0
2012	15.562209	16.021249	2.95%	0
2011	16.699118	15.562209	-6.81%	0
2010	14.256559	16.699118	17.13%	0
2009	9.827752	14.256559	45.06%	0
2008	21.928129	9.827752	-55.18%	0
2007	15.317890	21.928129	43.15%	0
2006	13.361898	15.317890	14.64%	0
2005*	10.000000	13.361898	33.62%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.134660	22.537037	6.64%	9,897
2013	16.819552	21.134660	25.66%	21,569
2012	14.617971	16.819552	15.06%	24,341
2011	14.773512	14.617971	-1.05%	29,691
2010	13.077943	14.773512	12.97%	34,617
2009	10.243100	13.077943	27.68%	32,599
2008	18.221859	10.243100	-43.79%	37,289
2007	18.305796	18.221859	-0.46%	13,393
2006	15.527052	18.305796	17.90%	1,918
2005	14.961372	15.527052	3.78%	2,029
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.217472	24.244994	9.13%	3,536
2013	16.618698	22.217472	33.69%	4,567
2012	14.778272	16.618698	12.45%	6,592
2011	15.038201	14.778272	-1.73%	7,112
2010	12.350891	15.038201	21.76%	7,319
2009	9.818689	12.350891	25.79%	7,155
2008	18.957269	9.818689	-48.21%	6,138
2007	15.227262	18.957269	24.50%	481
2006	14.534623	15.227262	4.77%	0
2005	14.014115	14.534623	3.71%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.231597	13.737352	3.82%	71,722
2013	13.744646	13.231597	-3.73%	238,117
2012	13.240928	13.744646	3.80%	237,989
2011	12.583969	13.240928	5.22%	250,939
2010	11.903128	12.583969	5.72%	295,535
2009	10.486729	11.903128	13.51%	362,703
2008	11.050614	10.486729	-5.10%	355,170
2007	10.801590	11.050614	2.31%	302,541
2006	10.551419	10.801590	2.37%	11,456
2005	10.533806	10.551419	0.17%	1,806
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.624003	36.088279	4.23%	12,268
2013	25.923735	34.624003	33.56%	22,780
2012	23.020684	25.923735	12.61%	27,559
2011	26.269023	23.020684	-12.37%	29,812
2010	20.784455	26.269023	26.39%	30,691
2009	15.129524	20.784455	37.38%	33,692
2008	25.485691	15.129524	-40.64%	34,450
2007	22.480669	25.485691	13.37%	14,073
2006	20.344994	22.480669	10.50%	2,836
2005	17.536354	20.344994	16.02%	2,749

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
2007	22.237317	25.584618	15.05%	0
2006	19.207179	22.237317	15.78%	0
2005	16.448793	19.207179	16.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	117
2009	10.591596	16.361985	54.48%	357
2008	22.119403	10.591596	-52.12%	357
2007	21.342734	22.119403	3.64%	357
2006	18.714880	21.342734	14.04%	374
2005	18.586546	18.714880	0.69%	374
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.411563	14.820474	2.84%	4,094
2013	12.866930	14.411563	12.00%	22,725
2012	11.619776	12.866930	10.73%	24,175
2011	11.545028	11.619776	0.65%	27,755
2010	10.423613	11.545028	10.76%	28,016
2009	7.820175	10.423613	33.29%	29,421
2008	11.309545	7.820175	-30.85%	30,688
2007	11.089575	11.309545	1.98%	27,820
2006*	10.000000	11.089575	10.90%	957

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	531
2012	16.415406	18.065813	10.05%	573
2011	15.753624	16.415406	4.20%	608
2010	13.283583	15.753624	18.59%	2,626
2009	11.515964	13.283583	15.35%	3,731
2008	16.070457	11.515964	-28.34%	3,902
2007	16.801516	16.070457	-4.35%	5,794
2006	14.592554	16.801516	15.14%	6,000
2005	14.352427	14.592554	1.67%	6,161
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	32.054706	31.689616	-1.14%	10,496
2013	23.935102	32.054706	33.92%	25,433
2012	20.567941	23.935102	16.37%	35,880
2011	21.740456	20.567941	-5.39%	48,441
2010	17.248238	21.740456	26.04%	47,311
2009	13.585543	17.248238	26.96%	67,282
2008	20.633488	13.585543	-34.16%	4,803
2007	21.504134	20.633488	-4.05%	1,442
2006	18.699566	21.504134	15.00%	0
2005	17.488770	18.699566	6.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.389109	21.305576	-12.64%	16,562
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
2008	23.488672	13.765906	-41.39%	0
2007	20.697739	23.488672	13.48%	0
2006	17.336712	20.697739	19.39%	0
2005	16.007833	17.336712	8.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.727337	9.737254	0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.136149	11.132077	-8.27%	117
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.177120	16.536568	-3.73%	131
2013	13.245886	17.177120	29.68%	121
2012	10.989027	13.245886	20.54%	129
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.218862	14.055574	6.33%	0
2013	9.619313	13.218862	37.42%	604
2012*	10.000000	9.619313	-3.81%	639
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.541964	12.842801	2.40%	855
2013	9.931779	12.541964	26.28%	166
2012*	10.000000	9.931779	-0.68%	176
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.043688	13.808159	5.86%	1,711
2013	9.713629	13.043688	34.28%	4,624
2012*	10.000000	9.713629	-2.86%	4,951
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.610787	15.468629	-6.88%	19
2013	13.504107	16.610787	23.01%	168
2012	11.527620	13.504107	17.15%	408
2011	12.637243	11.527620	-8.78%	721
2010	11.829411	12.637243	6.83%	0
2009*	10.000000	11.829411	18.29%	541
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.715861	11.736061	0.17%	0
2013	10.785977	11.715861	8.62%	0
2012*	10.000000	10.785977	7.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.825132	13.599214	6.04%	394
2013	10.040834	12.825132	27.73%	2,544
2012*	10.000000	10.040834	0.41%	470

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
2007	14.075967	15.258723	8.40%	0
2006	12.968104	14.075967	8.54%	0
2005	12.253040	12.968104	5.84%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	27.106237	28.901709	6.62%	2,960
2013	21.067810	27.106237	28.66%	3,424
2012	17.304362	21.067810	21.75%	3,810
2011	18.916137	17.304362	-8.52%	4,307
2010	18.072129	18.916137	4.67%	5,901
2009	12.590862	18.072129	43.53%	5,346
2008	23.000687	12.590862	-45.26%	3,824
2007	17.126273	23.000687	34.30%	1,872
2006	15.966132	17.126273	7.27%	1,799
2005	14.429549	15.966132	10.65%	1,920
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.314737	28.785152	-13.60%	0
2013	29.655511	33.314737	12.34%	0
2012	26.656151	29.655511	11.25%	0
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
2007	31.353876	39.453098	25.83%	0
2006	21.751682	31.353876	44.14%	0
2005	16.770150	21.751682	29.70%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.816126	9.201764	-6.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	1,068
2012*	10.000000	10.200379	2.00%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	25.038792	27.124269	8.33%	42,364
2013	18.784931	25.038792	33.29%	93,768
2012	16.491322	18.784931	13.91%	117,347
2011	16.854563	16.491322	-2.16%	153,323
2010	15.416671	16.854563	9.33%	159,912
2009	12.807783	15.416671	20.37%	165,210
2008	19.372778	12.807783	-33.89%	22,372
2007	18.318570	19.372778	5.75%	528
2006	15.463522	18.318570	18.46%	0
2005	14.774696	15.463522	4.66%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.800315	14.713506	-0.59%	3,520
2013	11.796298	14.800315	25.47%	4,039
2012	10.351608	11.796298	13.96%	4,347
2011	10.720815	10.351608	-3.44%	3,142
2010*	10.000000	10.720815	7.21%	758
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.883727	14.063109	9.15%	410
2013	10.127873	12.883727	27.21%	1,345
2012	9.055526	10.127873	11.84%	1,426
2011*	10.000000	9.055526	-9.44%	853
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.852310	22.041574	11.03%	23,482
2013	15.337695	19.852310	29.43%	71,138
2012	13.634017	15.337695	12.50%	84,668
2011	13.802178	13.634017	-1.22%	94,557
2010	12.408774	13.802178	11.23%	101,178
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.733446	14.173682	3.21%	205,508
2013	11.332197	13.733446	21.19%	341,227
2012	9.962813	11.332197	13.74%	457,004
2011	10.041443	9.962813	-0.78%	533,083
2010	9.119112	10.041443	10.11%	558,988
2009	7.516796	9.119112	21.32%	593,632
2008	10.889310	7.516796	-30.97%	609,668
2007	10.437649	10.889310	4.33%	290,088
2006*	10.000000	10.437649	4.38%	13,971

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.022540	11.374590	3.19%	249,504
2013	11.509405	11.022540	-4.23%	342,613
2012	11.154904	11.509405	3.18%	398,194
2011	10.732937	11.154904	3.93%	436,913
2010	10.301441	10.732937	4.19%	453,135
2009	9.344260	10.301441	10.24%	475,910
2008	10.547109	9.344260	-11.40%	527,784
2007	10.419772	10.547109	1.22%	237,164
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.975661	14.991293	0.10%	12,745
2013	11.842648	14.975661	26.46%	35,822
2012	9.868315	11.842648	20.01%	42,889
2011	11.069150	9.868315	-10.85%	47,644
2010	10.117159	11.069150	9.41%	44,286
2009	7.268248	10.117159	39.20%	42,767
2008	12.049870	7.268248	-39.68%	49,294
2007	10.719544	12.049870	12.41%	25,050
2006*	10.000000	10.719544	7.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.495092	14.335786	6.23%	53,092
2013	10.592016	13.495092	27.41%	100,594
2012	9.178394	10.592016	15.40%	115,262
2011	9.796069	9.178394	-6.31%	127,478
2010	8.431393	9.796069	16.19%	135,117
2009	6.180334	8.431393	36.42%	143,640
2008	11.270518	6.180334	-45.16%	141,673
2007	10.247234	11.270518	9.99%	55,236
2006*	10.000000	10.247234	2.47%	2,985
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.061248	13.068798	8.35%	204,756
2013	9.227568	12.061248	30.71%	288,609
2012	8.019205	9.227568	15.07%	425,922
2011	8.344149	8.019205	-3.89%	518,704
2010	7.648876	8.344149	9.09%	536,716
2009	5.953882	7.648876	28.47%	565,486
2008	9.779553	5.953882	-39.12%	566,401
2007*	10.000000	9.779553	-2.20%	209,082

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.543386	19.701110	0.81%	0
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
2008	14.298459	10.121237	-29.21%	0
2007	14.104945	14.298459	1.37%	0
2006	12.972635	14.104945	8.73%	0
2005	12.889538	12.972635	0.64%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.745360	24.354500	7.07%	16,304
2013	17.101632	22.745360	33.00%	41,294
2012	14.722794	17.101632	16.16%	49,230
2011	15.368721	14.722794	-4.20%	58,880
2010	13.542579	15.368721	13.48%	59,886
2009	10.740570	13.542579	26.09%	27,684
2008	17.404482	10.740570	-38.29%	36,245
2007	18.181092	17.404482	-4.27%	110,476
2006	16.004374	18.181092	13.60%	9,528
2005	15.661506	16.004374	2.19%	679
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.229160	12.809764	4.75%	742
2013	8.667391	12.229160	41.09%	778
2012	7.547054	8.667391	14.84%	1,681
2011	8.690267	7.547054	-13.16%	1,665
2010	7.661662	8.690267	13.43%	1,509
2009	5.095443	7.661662	50.36%	1,526
2008*	10.000000	5.095443	-49.05%	1,078
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.570562	14.741852	8.63%	39,318
2013	9.963831	13.570562	36.20%	126,800
2012	9.100603	9.963831	9.49%	169,922
2011	9.570204	9.100603	-4.91%	213,677
2010	7.879127	9.570204	21.46%	225,978
2009	6.106026	7.879127	29.04%	319,863
2008*	10.000000	6.106026	-38.94%	349,154
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.047546	12.351672	2.52%	134,488
2013	10.689127	12.047546	12.71%	150,690
2012	9.791400	10.689127	9.17%	215,357
2011	10.096181	9.791400	-3.02%	272,458
2010	9.302682	10.096181	8.53%	287,712
2009	7.898055	9.302682	17.78%	192,338
2008*	10.000000	7.898055	-21.02%	200,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.230803	12.587649	2.92%	398,190
2013	10.262027	12.230803	19.19%	560,973
2012	9.186597	10.262027	11.71%	586,499
2011	9.678850	9.186597	-5.09%	697,342
2010	8.760766	9.678850	10.48%	672,571
2009	7.177820	8.760766	22.05%	580,910
2008*	10.000000	7.177820	-28.22%	610,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.463574	11.644681	1.58%	41,655
2013	11.113606	11.463574	3.15%	35,356
2012	10.517582	11.113606	5.67%	35,752
2011	10.550197	10.517582	-0.31%	27,863
2010	10.049218	10.550197	4.99%	18,749
2009	9.045270	10.049218	11.10%	1,027
2008*	10.000000	9.045270	-9.55%	1,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.143433	12.482534	2.79%	196,313
2013	10.486339	12.143433	15.80%	289,860
2012	9.493730	10.486339	10.46%	247,659
2011	9.888232	9.493730	-3.99%	257,897
2010	9.032136	9.888232	9.48%	270,530
2009	7.534670	9.032136	19.87%	184,570
2008*	10.000000	7.534670	-24.65%	186,379

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.180379	12.519506	2.78%	15,796
2013	9.970461	12.180379	22.16%	20,292
2012	8.852121	9.970461	12.63%	56,852
2011	9.446193	8.852121	-6.29%	67,115
2010	8.480594	9.446193	11.39%	69,236
2009	6.815732	8.480594	24.43%	13,387
2008*	10.000000	6.815732	-31.84%	2,557
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.900206	12.175434	2.31%	22,311
2013	10.882906	11.900206	9.35%	40,992
2012	10.061041	10.882906	8.17%	79,306
2011	10.262408	10.061041	-1.96%	82,912
2010	9.574869	10.262408	7.18%	98,559
2009	8.277026	9.574869	15.68%	59,414
2008*	10.000000	8.277026	-17.23%	59,424
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.668360	12.006669	2.90%	52,071
2013	12.128324	11.668360	-3.79%	128,848
2012	11.479579	12.128324	5.65%	134,021
2011	10.991856	11.479579	4.44%	149,432
2010	10.472120	10.991856	4.96%	174,082
2009	9.810381	10.472120	6.75%	223,282
2008*	10.000000	9.810381	-1.90%	12,838
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.619991	13.011044	3.10%	2,031
2013	13.106782	12.619991	-3.71%	3,130
2012	12.447959	13.106782	5.29%	2,782
2011	11.940533	12.447959	4.25%	2,511
2010	11.235352	11.940533	6.28%	3,211
2009	9.816183	11.235352	14.46%	845
2008*	10.000000	9.816183	-1.84%	976
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	32.031239	29.682317	-7.33%	0
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
2007	34.396680	49.088004	42.71%	0
2006	25.668285	34.396680	34.00%	0
2005	19.731390	25.668285	30.09%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.286278	12.629231	2.79%	86,121
2013	13.027084	12.286278	-5.69%	177,776
2012	12.859823	13.027084	1.30%	182,085
2011	12.196707	12.859823	5.44%	189,271
2010	11.841388	12.196707	3.00%	222,059
2009	11.730769	11.841388	0.94%	304,773
2008	11.078405	11.730769	5.89%	340,954
2007	10.518089	11.078405	5.33%	248,335
2006	10.353547	10.518089	1.59%	12,596
2005	10.199242	10.353547	1.51%	2,776
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.913363	8.698760	-2.41%	12,331
2013	7.712871	8.913363	15.56%	16,133
2012	6.809681	7.712871	13.26%	16,203
2011	7.696934	6.809681	-11.53%	16,607
2010	6.928966	7.696934	11.08%	16,355
2009	5.445149	6.928966	27.25%	16,952
2008*	10.000000	5.445149	-45.55%	7,876
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.303705	9.501783	-7.78%	5,937
2013	8.661863	10.303705	18.95%	4,653
2012	7.454397	8.661863	16.20%	6,495
2011	8.701155	7.454397	-14.33%	6,156
2010	8.241771	8.701155	5.57%	5,471
2009	6.519215	8.241771	26.42%	5,468
2008	11.653883	6.519215	-44.06%	5,332
2007	10.838892	11.653883	7.52%	738
2006*	10.000000	10.838892	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.973178	23.708454	3.20%	31,380
2013	18.366053	22.973178	25.09%	35,221
2012	16.120682	18.366053	13.93%	111,579
2011	17.070018	16.120682	-5.56%	146,053
2010	15.148905	17.070018	12.68%	201,319
2009	12.114945	15.148905	25.04%	212,269
2008	19.514699	12.114945	-37.92%	233,259
2007	18.737590	19.514699	4.15%	215,188
2006	16.309572	18.737590	14.89%	194,969
2005	15.371603	16.309572	6.10%	107,359
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.769342	15.183966	2.81%	16,020
2013	13.246513	14.769342	11.50%	12,742
2012	12.319785	13.246513	7.52%	4,597
2011	12.422474	12.319785	-0.83%	11,196
2010	11.507802	12.422474	7.95%	11,263
2009*	10.000000	11.507802	15.08%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.770944	17.345066	3.42%	1,898
2013	14.277565	16.770944	17.46%	28,507
2012	12.939906	14.277565	10.34%	28,623
2011	13.287558	12.939906	-2.62%	27,344
2010	12.065671	13.287558	10.13%	27,578
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.467169	13.753235	2.12%	43,688
2013	13.068618	13.467169	3.05%	19,200
2012	12.640931	13.068618	3.38%	15,605
2011	12.492878	12.640931	1.19%	9,269
2010	12.001664	12.492878	4.09%	9,653
2009	11.192423	12.001664	7.23%	9,662
2008	12.115711	11.192423	-7.62%	9,671
2007	11.696954	12.115711	3.58%	0
2006	11.207819	11.696954	4.36%	0
2005	11.036156	11.207819	1.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.306317	18.927460	3.39%	250,808
2013	15.967796	18.306317	14.65%	412,610
2012	14.659593	15.967796	8.92%	448,715
2011	14.918601	14.659593	-1.74%	541,212
2010	13.683133	14.918601	9.03%	639,950
2009	11.683976	13.683133	17.11%	667,329
2008	15.475992	11.683976	-24.50%	685,558
2007	14.901735	15.475992	3.85%	517,077
2006	13.613200	14.901735	9.47%	152,270
2005	13.145442	13.613200	3.56%	50,727
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	21.040498	21.708065	3.17%	82,851
2013	17.490352	21.040498	20.30%	221,044
2012	15.641258	17.490352	11.82%	361,387
2011	16.256941	15.641258	-3.79%	401,398
2010	14.656816	16.256941	10.92%	476,581
2009	11.986491	14.656816	22.28%	519,595
2008	17.773319	11.986491	-32.56%	525,003
2007	17.034678	17.773319	4.34%	471,968
2006	15.128634	17.034678	12.60%	345,329
2005	14.373021	15.128634	5.26%	187,358

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.941727	16.413425	2.96%	54,692
2013	14.677045	15.941727	8.62%	50,610
2012	13.820321	14.677045	6.20%	69,062
2011	13.774685	13.820321	0.33%	114,301
2010	12.913074	13.774685	6.67%	96,241
2009	11.466673	12.913074	12.61%	106,724
2008	13.730727	11.466673	-16.49%	109,101
2007	13.196251	13.730727	4.05%	72,452
2006	12.380997	13.196251	6.58%	6,367
2005	12.053788	12.380997	2.71%	6,367
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.552673	21.933146	6.72%	8,737
2013	15.341284	20.552673	33.97%	28,318
2012	13.179314	15.341284	16.40%	33,303
2011	13.749831	13.179314	-4.15%	39,016
2010	12.889699	13.749831	6.67%	42,106
2009*	10.000000	12.889699	28.90%	67
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.860662	33.193791	7.56%	3,022
2013	23.596073	30.860662	30.79%	3,248
2012	20.434535	23.596073	15.47%	4,305
2011	21.329936	20.434535	-4.20%	4,536
2010	17.193492	21.329936	24.06%	4,783
2009	12.789853	17.193492	34.43%	5,343
2008	20.478657	12.789853	-37.55%	2,220
2007	19.370427	20.478657	5.72%	664
2006	17.931223	19.370427	8.03%	284
2005	16.271674	17.931223	10.20%	284
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.652396	9.488306	-1.70%	42,080
2013	9.819323	9.652396	-1.70%	72,099
2012	9.989602	9.819323	-1.70%	78,992
2011	10.161875	9.989602	-1.70%	81,355
2010	10.337602	10.161875	-1.70%	88,772
2009	10.511969	10.337602	-1.66%	100,158
2008	10.478564	10.511969	0.32%	102,856
2007	10.173209	10.478564	3.00%	79,071
2006	9.900155	10.173209	2.76%	1,400
2005	9.809182	9.900155	0.93%	1,034

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.616534	14.926060	2.12%	8,647
2013	15.038426	14.616534	-2.81%	13,745
2012	13.629522	15.038426	10.34%	12,245
2011	13.135866	13.629522	3.76%	12,559
2010	12.083619	13.135866	8.71%	12,756
2009	9.883035	12.083619	22.27%	11,401
2008	12.155901	9.883035	-18.70%	15,987
2007	11.820574	12.155901	2.84%	5,023
2006	11.469514	11.820574	3.06%	0
2005	11.418383	11.469514	0.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.881151	10.551539	-3.03%	54,537
2013	9.142317	10.881151	19.02%	153,266
2012	8.051216	9.142317	13.55%	185,585
2011	9.062326	8.051216	-11.16%	221,061
2010	8.100611	9.062326	11.87%	216,785
2009	6.054548	8.100611	33.79%	268,716
2008*	10.000000	6.054548	-39.45%	260,153
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.971863	15.068802	-11.21%	11,991
2013	14.262964	16.971863	18.99%	0
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
2007	21.436127	21.640374	0.95%	0
2006	17.814837	21.436127	20.33%	0
2005	16.211333	17.814837	9.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	13.009812	14.086480	8.28%	21,016
2013	9.846233	13.009812	32.13%	56,388
2012	8.624835	9.846233	14.16%	69,955
2011	9.066774	8.624835	-4.87%	91,994
2010	7.995483	9.066774	13.40%	98,873
2009	6.288065	7.995483	27.15%	152,256
2008*	10.000000	6.288065	-37.12%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.338983	13.371647	8.37%	1,127
2013	9.296096	12.338983	32.73%	2,879
2012	8.042434	9.296096	15.59%	2,311
2011	8.712042	8.042434	-7.69%	2,170
2010	7.860693	8.712042	10.83%	2,016
2009	6.276217	7.860693	25.25%	2,976
2008*	10.000000	6.276217	-37.24%	916

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.842586	14.113403	1.96%	33,834
2013	10.159648	13.842586	36.25%	101,544
2012	9.015486	10.159648	12.69%	133,147
2011	9.598319	9.015486	-6.07%	167,157
2010	7.720646	9.598319	24.32%	175,069
2009	6.198650	7.720646	24.55%	196,064
2008*	10.000000	6.198650	-38.01%	116,553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.757742	16.975956	15.03%	23,582
2013	11.065093	14.757742	33.37%	73,587
2012	9.675375	11.065093	14.36%	99,673
2011	10.076273	9.675375	-3.98%	129,338
2010	8.568256	10.076273	17.60%	134,883
2009	6.680815	8.568256	28.25%	152,055
2008*	10.000000	6.680815	-33.19%	202,701
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.840806	22.014429	0.79%	536
2013	15.434684	21.840806	41.50%	1,572
2012	13.884361	15.434684	11.17%	1,820
2011	14.246687	13.884361	-2.54%	2,495
2010	11.584600	14.246687	22.98%	2,605
2009	9.265881	11.584600	25.02%	2,872
2008	17.631567	9.265881	-47.45%	2,653
2007	16.381818	17.631567	7.63%	1,368
2006	16.181325	16.381818	1.24%	0
2005	15.278441	16.181325	5.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.549689	33.111468	4.95%	1,389
2013	22.921069	31.549689	37.64%	1,740
2012	19.382715	22.921069	18.26%	2,731
2011	20.854531	19.382715	-7.06%	3,148
2010	16.774034	20.854531	24.33%	2,930
2009	13.558015	16.774034	23.72%	3,133
2008	20.373659	13.558015	-33.45%	2,617
2007	22.343246	20.373659	-8.82%	274
2006	19.410077	22.343246	15.11%	0
2005	19.210467	19.410077	1.04%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.524266	29.183666	-1.15%	1,899
2013	21.369151	29.524266	38.16%	6,763
2012	18.866762	21.369151	13.26%	8,487
2011	20.374791	18.866762	-7.40%	10,377
2010	16.584203	20.374791	22.86%	10,217
2009	12.550074	16.584203	32.14%	10,646
2008	20.711245	12.550074	-39.40%	36,975
2007	20.679636	20.711245	0.15%	23,901
2006	18.824087	20.679636	9.86%	1,960
2005	17.096036	18.824087	10.11%	101
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.665564	21.615524	9.92%	28,463
2013	15.295902	19.665564	28.57%	96,880
2012	13.668346	15.295902	11.91%	120,325
2011	13.851856	13.668346	-1.32%	152,849
2010	12.445536	13.851856	11.30%	161,312
2009	10.083723	12.445536	23.42%	212,795
2008	17.569268	10.083723	-42.61%	240,975
2007	16.567058	17.569268	6.05%	156,453
2006	14.861207	16.567058	11.48%	12,930
2005	14.123216	14.861207	5.23%	688
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.911489	13.794413	26.42%	0
2013	10.808349	10.911489	0.95%	0
2012	9.513349	10.808349	13.61%	0
2011	9.117820	9.513349	4.34%	0
2010	7.144713	9.117820	27.62%	0
2009	5.569001	7.144713	28.29%	0
2008*	10.000000	5.569001	-44.31%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.667162	12.968643	11.16%	1,755
2013*	10.000000	11.667162	16.67%	1,105
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.390782	10.264591	-1.21%	36,652
2013	10.559348	10.390782	-1.60%	71,090
2012	10.376793	10.559348	1.76%	71,284
2011	10.420487	10.376793	-0.42%	65,588
2010	10.350221	10.420487	0.68%	72,769
2009	9.830311	10.350221	5.29%	69,010
2008*	10.000000	9.830311	-1.70%	15,119
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.535651	12.883401	2.77%	264
2013*	10.000000	12.535651	25.36%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.089992	14.527845	-9.71%	43,843
2013	13.629435	16.089992	18.05%	110,914
2012	11.596824	13.629435	17.53%	137,629
2011	13.471087	11.596824	-13.91%	161,987
2010	12.886142	13.471087	4.54%	149,614
2009*	10.000000	12.886142	28.86%	202,422
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.297917	10.184595	-1.10%	41,718
2013	10.411789	10.297917	-1.09%	91,610
2012	10.125982	10.411789	2.82%	105,582
2011	10.270957	10.125982	-1.41%	124,401
2010	9.924075	10.270957	3.50%	139,346
2009	8.908440	9.924075	11.40%	199,319
2008	10.468312	8.908440	-14.90%	333,849
2007	10.165281	10.468312	2.98%	245,239
2006	9.923615	10.165281	2.44%	9,193
2005	9.951131	9.923615	-0.28%	617
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.376193	19.707820	1.71%	194
2013	13.516032	19.376193	43.36%	1,698
2012	12.635698	13.516032	6.97%	1,932
2011	12.991554	12.635698	-2.74%	2,168
2010	11.049179	12.991554	17.58%	2,242
2009	9.156748	11.049179	20.67%	2,349
2008	15.390616	9.156748	-40.50%	2,005
2007	15.578070	15.390616	-1.20%	1,394
2006	15.056025	15.578070	3.47%	0
2005	14.884370	15.056025	1.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	22.091013	23.969959	8.51%	0
2013	16.331631	22.091013	35.27%	45
2012	14.970977	16.331631	9.09%	46
2011	15.713411	14.970977	-4.72%	47
2010	13.011216	15.713411	20.77%	48
2009	10.071209	13.011216	29.19%	48
2008	16.919113	10.071209	-40.47%	48
2007	15.995506	16.919113	5.77%	187,760
2006	14.310433	15.995506	11.78%	15,636
2005	13.623033	14.310433	5.05%	780

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	29.049621	29.142872	0.32%	0
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0
2008	23.819814	13.971006	-41.35%	0
2007	22.844786	23.819814	4.27%	0
2006	19.800617	22.844786	15.37%	0
2005	17.659123	19.800617	12.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.009507	-9.90%	204
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.146639	22.949132	8.52%	31,047
2013	16.366709	21.146639	29.21%	94,652
2012	14.278780	16.366709	14.62%	116,233
2011	14.571030	14.278780	-2.01%	152,441
2010	12.797538	14.571030	13.86%	160,800
2009	10.171462	12.797538	25.82%	196,979
2008	16.860008	10.171462	-39.67%	214,041
2007	16.469437	16.860008	2.37%	153,180
2006	14.598881	16.469437	12.81%	17,359
2005	14.044359	14.598881	3.95%	4,279
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.693294	34.785456	9.76%	4,936
2013	22.927266	31.693294	38.23%	8,044
2012	19.822086	22.927266	15.67%	9,757
2011	20.656451	19.822086	-4.04%	11,125
2010	17.076263	20.656451	20.97%	11,677
2009	12.690879	17.076263	34.56%	12,114
2008	20.825139	12.690879	-39.06%	63,951
2007	21.486399	20.825139	-3.08%	30,948
2006	19.062727	21.486399	12.71%	2,599
2005	17.674345	19.062727	7.86%	100
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.130346	9.101190	-0.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.430031	11.319791	-0.96%	38,747
2013	11.654767	11.430031	-1.93%	78,365
2012	11.212140	11.654767	3.95%	76,525
2011	11.291696	11.212140	-0.70%	77,632
2010	10.920652	11.291696	3.40%	84,819
2009*	10.000000	10.920652	9.21%	91,681
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.339516	10.587320	2.40%	5,008
2013	10.738805	10.339516	-3.72%	7,825
2012	9.977132	10.738805	7.63%	4,933
2011*	10.000000	9.977132	-0.23%	1,870
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.487671	20.123908	8.85%	0
2013	13.861733	18.487671	33.37%	0
2012	11.836773	13.861733	17.11%	0
2011	12.627166	11.836773	-6.26%	0
2010	11.230666	12.627166	12.43%	2,089
2009	8.801105	11.230666	27.61%	2,345
2008	14.605472	8.801105	-39.74%	2,486
2007	15.814500	14.605472	-7.65%	2,608
2006	13.878937	15.814500	13.95%	2,828
2005	13.416801	13.878937	3.44%	2,952
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
2007	20.014021	21.317895	6.51%	0
2006	15.940489	20.014021	25.55%	0
2005	14.452492	15.940489	10.30%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.501553	22.112107	7.86%	0
2013	14.510913	20.501553	41.28%	0
2012	12.923645	14.510913	12.28%	0
2011	16.003190	12.923645	-19.24%	0
2010	13.476794	16.003190	18.75%	0
2009	8.364903	13.476794	61.11%	0
2008	13.514512	8.364903	-38.10%	0
2007	13.030197	13.514512	3.72%	0
2006	12.571599	13.030197	3.65%	0
2005	12.099565	12.571599	3.90%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.741054	28.044718	28.99%	0
2013	14.694301	21.741054	47.96%	0
2012	11.411460	14.694301	28.77%	0
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	12.009836	12.698828	5.74%	7,752
2013	12.288834	12.009836	-2.27%	13,439
2012	11.449331	12.288834	7.33%	15,582
2011	11.049723	11.449331	3.62%	15,850
2010	10.519334	11.049723	5.04%	18,237
2009	9.783489	10.519334	7.52%	18,081
2008	11.114815	9.783489	-11.98%	246,768
2007	10.747251	11.114815	3.42%	201,973
2006	10.556674	10.747251	1.81%	8,241
2005	10.332268	10.556674	2.17%	508
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
2007	16.318002	17.064754	4.58%	0
2006	14.980954	16.318002	8.92%	0
2005	13.590037	14.980954	10.23%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.549928	8.389247	-20.48%	0
2013	9.709583	10.549928	8.65%	0
2012*	10.000000	9.709583	-2.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	19.023922	19.423171	2.10%	0
2013	13.835116	19.023922	37.50%	0
2012	11.691049	13.835116	18.34%	0
2011	12.590498	11.691049	-7.14%	0
2010*	10.000000	12.590498	25.90%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.757157	22.914709	-3.55%	692
2014	23.757157	22.914709	-3.55%	0
2013	16.087110	23.757157	47.68%	536
2012	15.171806	16.087110	6.03%	630
2011	16.177314	15.171806	-6.22%	0
2010	12.981380	16.177314	24.62%	557
2009	8.651424	12.981380	50.05%	0
2008	15.025354	8.651424	-42.42%	0
2007	13.431621	15.025354	11.87%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.721233	11.008678	2.68%	0
2013	9.504465	10.721233	12.80%	0
2012	8.482091	9.504465	12.05%	0
2011	9.304400	8.482091	-8.84%	0
2010	8.072561	9.304400	15.26%	0
2009	5.126857	8.072561	57.46%	0
2008	9.406068	5.126857	-45.49%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.304893	13.809423	3.79%	0
2013	13.872462	13.304893	-4.09%	0
2012	13.301917	13.872462	4.29%	0
2011	12.492846	13.301917	6.48%	0
2010	11.873089	12.492846	5.22%	0
2009	10.784853	11.873089	10.09%	0
2008	10.715197	10.784853	0.65%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
2010	12.500366	13.853680	10.83%	0
2009	10.571782	12.500366	18.24%	0
2008	18.144090	10.571782	-41.73%	164
2007	17.612985	18.144090	3.02%	164
2006	15.323276	17.612985	14.94%	165
2005	14.910135	15.323276	2.77%	166
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.459395	33.673966	7.04%	2,548
2013	23.263995	31.459395	35.23%	2,597
2012	19.987746	23.263995	16.39%	3,050
2011	22.262631	19.987746	-10.22%	3,389
2010	17.899440	22.262631	24.38%	3,036
2009	12.770620	17.899440	40.16%	0
2008	20.230378	12.770620	-36.87%	0
2007	20.282891	20.230378	-0.26%	0
2006	18.076044	20.282891	12.21%	0
2005	17.252945	18.076044	4.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.017171	13.211386	1.49%	10,389
2013	14.476590	13.017171	-10.08%	9,364
2012	13.721610	14.476590	5.50%	7,969
2011	12.497477	13.721610	9.80%	7,277
2010	12.100594	12.497477	3.28%	8,846
2009	11.174654	12.100594	8.29%	3,021
2008	11.557301	11.174654	-3.31%	0
2007	10.744215	11.557301	7.57%	0
2006	10.764197	10.744215	-0.19%	0
2005	10.786832	10.764197	-0.21%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	0
2010	12.702518	14.210230	11.87%	0
2009	10.977647	12.702518	15.71%	0
2008	17.118633	10.977647	-35.87%	0
2007	17.501112	17.118633	-2.19%	0
2006	15.248165	17.501112	14.78%	0
2005	14.848231	15.248165	2.69%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.866235	22.688162	14.20%	2,389
2013	15.565748	19.866235	27.63%	2,162
2012	13.631589	15.565748	14.19%	2,162
2011	13.991845	13.631589	-2.57%	2,162
2010	11.969492	13.991845	16.90%	2,162
2009	9.385566	11.969492	27.53%	2,162
2008	12.654442	9.385566	-25.83%	2,162
2007	13.201290	12.654442	-4.14%	3,438
2006	11.175422	13.201290	18.13%	0
2005*	10.000000	11.175422	11.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	13,511
2013	13.275810	14.923860	12.41%	12,851
2012	12.288096	13.275810	8.04%	12,940
2011	12.978965	12.288096	-5.32%	11,248
2010	12.035254	12.978965	7.84%	11,927
2009*	10.000000	12.035254	20.35%	6,227
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.197325	12.657171	3.77%	0
2013*	10.000000	12.197325	21.97%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.186213	33.242517	3.28%	3,223
2013	23.280544	32.186213	38.25%	3,145
2012	20.473298	23.280544	13.71%	3,342
2011	20.720623	20.473298	-1.19%	3,749
2010	16.760592	20.720623	23.63%	3,669
2009	13.644443	16.760592	22.84%	0
2008	20.102320	13.644443	-32.13%	0
2007	20.597299	20.102320	-2.40%	0
2006	18.322676	20.597299	12.41%	0
2005	17.390155	18.322676	5.36%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.674639	24.085928	11.12%	0
2013	16.749922	21.674639	29.40%	0
2012	14.764267	16.749922	13.45%	0
2011	14.787085	14.764267	-0.15%	0
2010	13.140125	14.787085	12.53%	0
2009	10.610643	13.140125	23.84%	0
2008	17.230487	10.610643	-38.42%	0
2007	16.705238	17.230487	3.14%	0
2006	14.757838	16.705238	13.20%	0
2005	14.382267	14.757838	2.61%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.520863	21.739768	5.94%	803
2013	17.286242	20.520863	18.71%	841
2012	15.975323	17.286242	8.21%	875
2011	14.952491	15.975323	6.84%	0
2010	13.228460	14.952491	13.03%	0
2009	11.015450	13.228460	20.09%	0
2008	15.953656	11.015450	-30.95%	0
2007	15.198002	15.953656	4.97%	0
2006	13.310580	15.198002	14.18%	0
2005	13.011223	13.310580	2.30%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	0
2009	8.430458	10.416903	23.56%	901
2008	13.789376	8.430458	-38.86%	673
2007	15.821007	13.789376	-12.84%	1,058
2006	15.554423	15.821007	1.71%	966
2005	14.997346	15.554423	3.71%	891
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.213100	13.437907	1.70%	2,403
2013	13.348274	13.213100	-1.01%	2,520
2012	12.413950	13.348274	7.53%	2,628
2011	12.387889	12.413950	0.21%	1,036
2010	11.644119	12.387889	6.39%	0
2009	9.863406	11.644119	18.05%	0
2008	10.859284	9.863406	-9.17%	0
2007	10.513347	10.859284	3.29%	0
2006	10.296493	10.513347	2.11%	0
2005	10.376971	10.296493	-0.78%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.451944	14.796984	2.39%	1,884
2013	12.994518	14.451944	11.22%	10,717
2012	11.853500	12.994518	9.63%	11,327
2011	12.115952	11.853500	-2.17%	13,512
2010	10.956998	12.115952	10.58%	16,373
2009	8.996925	10.956998	21.79%	6,564
2008	12.237236	8.996925	-26.48%	0
2007	11.488747	12.237236	6.51%	0
2006	10.670550	11.488747	7.67%	0
2005*	10.000000	10.670550	6.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.929274	15.342047	2.76%	3,788
2013	13.140604	14.929274	13.61%	3,796
2012	11.829064	13.140604	11.09%	3,804
2011	12.190669	11.829064	-2.97%	3,704
2010	10.852605	12.190669	12.33%	3,711
2009	8.592820	10.852605	26.30%	3,558
2008	13.015105	8.592820	-33.98%	0
2007	12.047375	13.015105	8.03%	0
2006	10.976545	12.047375	9.76%	0
2005*	10.000000	10.976545	9.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.557219	16.009966	2.91%	0
2013	13.042099	15.557219	19.28%	0
2012	11.525200	13.042099	13.16%	0
2011	12.071604	11.525200	-4.53%	0
2010	10.601792	12.071604	13.86%	0
2009	8.225886	10.601792	28.88%	0
2008	13.541827	8.225886	-39.26%	0
2007	12.409354	13.541827	9.13%	0
2006	11.184232	12.409354	10.95%	0
2005*	10.000000	11.184232	11.84%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.465593	16.683154	-14.29%	883
2013	15.958849	19.465593	21.97%	883
2012	15.509505	15.958849	2.90%	883
2011	16.651031	15.509505	-6.86%	883
2010	14.222735	16.651031	17.07%	1,676
2009	9.809426	14.222735	44.99%	2,063
2008	21.898425	9.809426	-55.20%	0
2007	15.304969	21.898425	43.08%	0
2006	13.357393	15.304969	14.58%	0
2005*	10.000000	13.357393	33.57%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	21.018038	22.401267	6.58%	14,215
2013	16.735236	21.018038	25.59%	14,684
2012	14.552109	16.735236	15.00%	15,378
2011	14.714425	14.552109	-1.10%	16,814
2010	13.032263	14.714425	12.91%	18,542
2009	10.212523	13.032263	27.61%	3,751
2008	18.176748	10.212523	-43.82%	0
2007	18.269816	18.176748	-0.51%	0
2006	15.504390	18.269816	17.84%	0
2005	14.947116	15.504390	3.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	22.094915	24.098990	9.07%	2,440
2013	16.535427	22.094915	33.62%	2,664
2012	14.711717	16.535427	12.40%	2,949
2011	14.978073	14.711717	-1.78%	2,875
2010	12.307758	14.978073	21.70%	3,011
2009	9.789375	12.307758	25.73%	3,019
2008	18.910316	9.789375	-48.23%	1,130
2007	15.197310	18.910316	24.43%	1,576
2006	14.513399	15.197310	4.71%	1,979
2005	14.000748	14.513399	3.66%	1,892
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.158621	13.654647	3.77%	24,747
2013	13.675795	13.158621	-3.78%	24,544
2012	13.181320	13.675795	3.75%	21,196
2011	12.533669	13.181320	5.17%	19,455
2010	11.861582	12.533669	5.67%	19,355
2009	10.455436	11.861582	13.45%	9,227
2008	11.023236	10.455436	-5.15%	6,760
2007	10.780356	11.023236	2.25%	8,532
2006	10.536024	10.780356	2.32%	3,754
2005	10.523767	10.536024	0.12%	310
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.432944	35.870883	4.18%	7,356
2013	25.793803	34.432944	33.49%	8,143
2012	22.916990	25.793803	12.55%	8,651
2011	26.163996	22.916990	-12.41%	8,732
2010	20.711886	26.163996	26.32%	9,483
2009	15.084376	20.711886	37.31%	7,217
2008	25.422593	15.084376	-40.67%	3,861
2007	22.436487	25.422593	13.31%	4,289
2006	20.315297	22.436487	10.44%	1,350
2005	17.519636	20.315297	15.96%	1,371

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
2010	17.425249	19.317013	10.86%	0
2009	14.051348	17.425249	24.01%	0
2008	25.521269	14.051348	-44.94%	0
2007	22.193606	25.521269	14.99%	0
2006	19.179150	22.193606	15.72%	0
2005	16.433121	19.179150	16.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.882321	30.225071	4.65%	0
2013	22.580709	28.882321	27.91%	0
2012	18.088260	22.580709	24.84%	0
2011	20.239014	18.088260	-10.63%	1,136
2010	16.304818	20.239014	24.13%	1,117
2009	10.559959	16.304818	54.40%	1,141
2008	22.064612	10.559959	-52.14%	1,086
2007	21.300753	22.064612	3.59%	1,335
2006	18.687545	21.300753	13.98%	1,429
2005	18.568815	18.687545	0.64%	1,490
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	3,581
2013	9.995709	12.155342	21.61%	2,974
2012	8.821565	9.995709	13.31%	2,974
2011	9.118982	8.821565	-3.26%	2,974
2010	8.418116	9.118982	8.33%	5,603
2009	6.578070	8.418116	27.97%	4,567
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.355460	14.755268	2.79%	3,647
2013	12.823360	14.355460	11.95%	3,647
2012	11.586341	12.823360	10.68%	3,648
2011	11.517649	11.586341	0.60%	3,494
2010	10.404178	11.517649	10.70%	2,572
2009	7.809563	10.404178	33.22%	0
2008	11.299943	7.809563	-30.89%	0
2007	11.085844	11.299943	1.93%	0
2006*	10.000000	11.085844	10.86%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.904150	24.466302	6.82%	0
2013	17.975242	22.904150	27.42%	0
2012	16.341438	17.975242	10.00%	0
2011	15.690609	16.341438	4.15%	0
2010	13.237176	15.690609	18.53%	0
2009	11.481566	13.237176	15.29%	0
2008	16.030637	11.481566	-28.38%	428
2007	16.768456	16.030637	-4.40%	428
2006	14.571240	16.768456	15.08%	429
2005	14.338735	14.571240	1.62%	429
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.877872	31.498756	-1.19%	4,183
2013	23.815169	31.877872	33.86%	4,602
2012	20.475326	23.815169	16.31%	4,503
2011	21.653562	20.475326	-5.44%	4,604
2010	17.188036	21.653562	25.98%	4,553
2009	13.545032	17.188036	26.90%	5,588
2008	20.582439	13.545032	-34.19%	2,716
2007	21.461905	20.582439	-4.10%	2,716
2006	18.672305	21.461905	14.94%	0
2005	17.472125	18.672305	6.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.318140	-6.82%	1,163
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.254593	21.177287	-12.69%	1,235
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
2010	18.479732	19.682940	6.51%	0
2009	13.724837	18.479732	34.64%	0
2008	23.430527	13.724837	-41.42%	0
2007	20.657060	23.430527	13.43%	0
2006	17.311415	20.657060	19.33%	0
2005	15.992577	17.311415	8.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.724029	9.728973	0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.116632	11.108515	-8.32%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.149472	16.501542	-3.78%	0
2013	13.231297	17.149472	29.61%	0
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.207581	14.036442	6.28%	0
2013	9.615981	13.207581	37.35%	0
2012*	10.000000	9.615981	-3.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.531340	12.825380	2.35%	0
2013	9.928417	12.531340	26.22%	0
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.032547	13.789343	5.81%	4,217
2013	9.710282	13.032547	34.21%	4,217
2012*	10.000000	9.710282	-2.90%	4,217
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.571392	15.424075	-6.92%	10,609
2013	13.478931	16.571392	22.94%	10,285
2012	11.512000	13.478931	17.09%	10,285
2011	12.626540	11.512000	-8.83%	10,285
2010	11.825400	12.626540	6.77%	12,240
2009*	10.000000	11.825400	18.25%	7,432
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.705933	11.720147	0.12%	0
2013	10.782323	11.705933	8.57%	0
2012*	10.000000	10.782323	7.82%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.814288	13.580801	5.98%	378
2013	10.037435	12.814288	27.66%	0
2012*	10.000000	10.037435	0.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	0
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
2010	15.488254	16.452918	6.23%	0
2009	12.552746	15.488254	23.39%	0
2008	15.220939	12.552746	-17.53%	0
2007	14.048292	15.220939	8.35%	0
2006	12.949158	14.048292	8.49%	0
2005	12.241351	12.949158	5.78%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.956617	28.727558	6.57%	550
2013	20.962185	26.956617	28.60%	570
2012	17.226388	20.962185	21.69%	593
2011	18.840477	17.226388	-8.57%	675
2010	18.009002	18.840477	4.62%	655
2009	12.553269	18.009002	43.46%	624
2008	22.943703	12.553269	-45.29%	0
2007	17.092574	22.943703	34.23%	0
2006	15.942807	17.092574	7.21%	0
2005	14.415779	15.942807	10.59%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	33.130857	28.611695	-13.64%	846
2013	29.506835	33.130857	12.28%	838
2012	26.536056	29.506835	11.20%	853
2011	39.916616	26.536056	-33.52%	0
2010	32.496924	39.916616	22.83%	0
2009	18.470555	32.496924	75.94%	0
2008	39.355413	18.470555	-53.07%	0
2007	31.292247	39.355413	25.77%	0
2006	21.719936	31.292247	44.07%	0
2005	16.754159	21.719936	29.64%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.148077	12.858653	-9.11%	160
2013	10.196918	14.148077	38.75%	0
2012*	10.000000	10.196918	1.97%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.900646	26.960908	8.27%	9,616
2013	18.690785	24.900646	33.22%	9,483
2012	16.417040	18.690785	13.85%	8,918
2011	16.787166	16.417040	-2.20%	9,091
2010	15.362835	16.787166	9.27%	11,204
2009	12.769555	15.362835	20.31%	11,959
2008	19.324816	12.769555	-33.92%	4,129
2007	18.282573	19.324816	5.70%	4,130
2006	15.440964	18.282573	18.40%	738
2005	14.760636	15.440964	4.61%	738
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	9,321
2013	11.780323	14.772760	25.40%	8,967
2012	10.342861	11.780323	13.90%	9,690
2011	10.717202	10.342861	-3.49%	9,617
2010*	10.000000	10.717202	7.17%	9,785
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.866247	14.036894	9.10%	0
2013	10.119285	12.866247	27.15%	0
2012	9.052463	10.119285	11.78%	0
2011*	10.000000	9.052463	-9.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.805247	21.978136	10.97%	796
2013	15.309114	19.805247	29.37%	833
2012	13.615559	15.309114	12.44%	868
2011	13.790494	13.615559	-1.27%	0
2010	12.404567	13.790494	11.17%	0
2009*	10.000000	12.404567	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	144,557
2013	11.293817	13.679983	21.13%	174,584
2012	9.934130	11.293817	13.69%	178,573
2011	10.017612	9.934130	-0.83%	180,661
2010	9.102112	10.017612	10.06%	152,648
2009	7.506594	9.102112	21.25%	88,160
2008	10.880072	7.506594	-31.01%	1,618
2007	10.434128	10.880072	4.27%	435
2006*	10.000000	10.434128	4.34%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	33,380
2013	11.470453	10.979648	-4.28%	33,184
2012	11.122824	11.470453	3.13%	25,112
2011	10.707494	11.122824	3.88%	23,851
2010	10.282254	10.707494	4.14%	16,588
2009	9.331593	10.282254	10.19%	9,492
2008	10.538162	9.331593	-11.45%	245
2007	10.416259	10.538162	1.17%	711
2006*	10.000000	10.416259	4.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	7,008
2013	11.802543	14.917365	26.39%	7,074
2012	9.839907	11.802543	19.95%	7,628
2011	11.042898	9.839907	-10.89%	8,007
2010	10.098290	11.042898	9.35%	7,333
2009	7.258389	10.098290	39.13%	0
2008	12.039659	7.258389	-39.71%	0
2007	10.715931	12.039659	12.35%	0
2006*	10.000000	10.715931	7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	19,040
2013	10.556109	13.442503	27.34%	21,689
2012	9.151941	10.556109	15.34%	22,664
2011	9.772798	9.151941	-6.35%	23,707
2010	8.415640	9.772798	16.13%	23,342
2009	6.171929	8.415640	36.35%	8,283
2008	11.260943	6.171929	-45.19%	9,102
2007	10.243775	11.260943	9.93%	8,391
2006*	10.000000	10.243775	2.44%	582
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	34,464
2013	9.200983	12.020395	30.64%	36,349
2012	8.000182	9.200983	15.01%	35,197
2011	8.328583	8.000182	-3.94%	36,292
2010	7.638486	8.328583	9.03%	25,999
2009	5.948820	7.638486	28.40%	13,693
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	493

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.435544	19.582429	0.76%	4,412
2013	18.475098	19.435544	5.20%	2,027
2012	16.415411	18.475098	12.55%	2,113
2011	16.092715	16.415411	2.01%	832
2010	14.475127	16.092715	11.17%	0
2009	10.091024	14.475127	43.45%	0
2008	14.263038	10.091024	-29.25%	0
2007	14.077197	14.263038	1.32%	0
2006	12.953685	14.077197	8.67%	0
2005	12.877246	12.953685	0.59%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.619836	24.207767	7.02%	3,904
2013	17.015902	22.619836	32.93%	4,030
2012	14.656457	17.015902	16.10%	3,793
2011	15.307241	14.656457	-4.25%	3,635
2010	13.495264	15.307241	13.43%	3,566
2009	10.708491	13.495264	26.02%	2,044
2008	17.361358	10.708491	-38.32%	1,845
2007	18.145324	17.361358	-4.32%	5,589
2006	15.981000	18.145324	13.54%	2,889
2005	15.646565	15.981000	2.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
2010	7.655149	8.678463	13.37%	0
2009	5.093703	7.655149	50.29%	0
2008*	10.000000	5.093703	-49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.531460	14.691900	8.58%	8,529
2013	9.940186	13.531460	36.13%	8,468
2012	9.083641	9.940186	9.43%	7,513
2011	9.557223	9.083641	-4.96%	7,645
2010	7.872447	9.557223	21.40%	7,615
2009	6.103951	7.872447	28.97%	11,133
2008*	10.000000	6.103951	-38.96%	11,918
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	57,912
2013	10.663756	12.012839	12.65%	58,603
2012	9.773150	10.663756	9.11%	59,290
2011	10.082476	9.773150	-3.07%	55,996
2010	9.294787	10.082476	8.47%	51,741
2009	7.895368	9.294787	17.72%	30,188
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	99,642
2013	10.237652	12.195542	19.12%	130,104
2012	9.169449	10.237652	11.65%	172,646
2011	9.665696	9.169449	-5.13%	174,884
2010	8.753321	9.665696	10.42%	188,670
2009	7.175372	8.753321	21.99%	89,651
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	138,696
2013	11.087244	11.430565	3.10%	139,364
2012	10.497989	11.087244	5.61%	103,020
2011	10.535889	10.497989	-0.36%	103,963
2010	10.040691	10.535889	4.93%	15,923
2009	9.042194	10.040691	11.04%	4,048
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	49,355
2013	10.461468	12.108469	15.74%	50,155
2012	9.476046	10.461468	10.40%	50,956
2011	9.874824	9.476046	-4.04%	51,472
2010	9.024479	9.874824	9.42%	54,148
2009	7.532112	9.024479	19.81%	38,106
2008*	10.000000	7.532112	-24.68%	8,406

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	1,270
2013	9.946771	12.145260	22.10%	1,377
2012	8.835604	9.946771	12.58%	1,505
2011	9.433360	8.835604	-6.34%	1,652
2010	8.473381	9.433360	11.33%	81,363
2009	6.813408	8.473381	24.36%	81,855
2008*	10.000000	6.813408	-31.87%	1,709
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	35,708
2013	10.857085	11.865930	9.29%	37,806
2012	10.042298	10.857085	8.11%	38,221
2011	10.248492	10.042298	-2.01%	38,636
2010	9.566746	10.248492	7.13%	39,028
2009	8.274211	9.566746	15.62%	28,173
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.634780	11.966029	2.85%	4,810
2013	12.099576	11.634780	-3.84%	4,809
2012	11.458211	12.099576	5.60%	4,495
2011	10.976951	11.458211	4.38%	4,278
2010	10.463248	10.976951	4.91%	4,443
2009	9.807050	10.463248	6.69%	5,618
2008*	10.000000	9.807050	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	1,424
2013	13.075685	12.583641	-3.76%	1,424
2012	12.424769	13.075685	5.24%	1,424
2011	11.924351	12.424769	4.20%	1,424
2010	11.225826	11.924351	6.22%	1,280
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.854512	29.503519	-7.38%	1,599
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
2010	32.429811	36.932972	13.89%	0
2009	20.238876	32.429811	60.24%	0
2008	48.966528	20.238876	-58.67%	0
2007	34.329087	48.966528	42.64%	0
2006	25.630840	34.329087	33.94%	0
2005	19.712603	25.630840	30.02%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.218455	12.553135	2.74%	6,040
2013	12.961773	12.218455	-5.73%	5,985
2012	12.801881	12.961773	1.25%	4,425
2011	12.147918	12.801881	5.38%	4,138
2010	11.800022	12.147918	2.95%	4,312
2009	11.695753	11.800022	0.89%	6,877
2008	11.050957	11.695753	5.83%	6,277
2007	10.497385	11.050957	5.27%	6,818
2006	10.338406	10.497385	1.54%	3,163
2005	10.189502	10.338406	1.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
2010	6.923092	7.686505	11.03%	0
2009	5.443293	6.923092	27.19%	0
2008*	10.000000	5.443293	-45.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
2007	10.835236	11.644002	7.46%	0
2006*	10.000000	10.835236	8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.846408	23.565644	3.15%	0
2013	18.273978	22.846408	25.02%	0
2012	16.048045	18.273978	13.87%	1,999
2011	17.001736	16.048045	-5.61%	21,508
2010	15.095973	17.001736	12.62%	21,742
2009	12.078766	15.095973	24.98%	21,750
2008	19.466359	12.078766	-37.95%	22,267
2007	18.700744	19.466359	4.09%	22,275
2006	16.285762	18.700744	14.83%	22,281
2005	15.356948	16.285762	6.05%	22,289
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	38,378
2013	13.221841	14.734335	11.44%	38,878
2012	12.303112	13.221841	7.47%	45,376
2011	12.411964	12.303112	-0.88%	45,949
2010	11.503903	12.411964	7.89%	46,502
2009*	10.000000	11.503903	15.04%	33,750

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	5,486
2013	14.250979	16.731206	17.40%	5,655
2012	12.922393	14.250979	10.28%	9,582
2011	13.276309	12.922393	-2.67%	9,563
2010	12.061576	13.276309	10.07%	8,930
2009*	10.000000	12.061576	20.62%	2,307
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.392845	13.670380	2.07%	3,478
2013	13.003124	13.392845	3.00%	3,532
2012	12.584001	13.003124	3.33%	12,852
2011	12.442939	12.584001	1.13%	3,630
2010	11.959774	12.442939	4.04%	2,696
2009	11.159036	11.959774	7.18%	138
2008	12.085719	11.159036	-7.67%	0
2007	11.673956	12.085719	3.53%	0
2006	11.191464	11.673956	4.31%	0
2005	11.025641	11.191464	1.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.205323	18.813468	3.34%	31,543
2013	15.887798	18.205323	14.59%	33,433
2012	14.593590	15.887798	8.87%	34,823
2011	14.858981	14.593590	-1.79%	38,436
2010	13.635381	14.858981	8.97%	36,407
2009	11.649125	13.635381	17.05%	30,147
2008	15.437685	11.649125	-24.54%	1,764
2007	14.872451	15.437685	3.80%	1,520
2006	13.593344	14.872451	9.41%	1,522
2005	13.132916	13.593344	3.51%	1,524
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.924427	21.577330	3.12%	14,205
2013	17.402708	20.924427	20.24%	18,829
2012	15.570810	17.402708	11.76%	20,673
2011	16.191935	15.570810	-3.84%	25,292
2010	14.605638	16.191935	10.86%	33,375
2009	11.950716	14.605638	22.22%	29,392
2008	17.729297	11.950716	-32.59%	16,707
2007	17.001173	17.729297	4.28%	16,092
2006	15.106544	17.001173	12.54%	17,010
2005	14.359307	15.106544	5.20%	17,626

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.853731	16.314521	2.91%	13,400
2013	14.603455	15.853731	8.56%	13,777
2012	13.758057	14.603455	6.14%	12,379
2011	13.719595	13.758057	0.28%	11,648
2010	12.867974	13.719595	6.62%	10,013
2009	11.432441	12.867974	12.56%	5,818
2008	13.696706	11.432441	-16.53%	0
2007	13.170301	13.696706	4.00%	0
2006	12.362921	13.170301	6.53%	0
2005	12.042290	12.362921	2.66%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.503983	21.870050	6.66%	9,717
2013	15.312714	20.503983	33.90%	11,928
2012	13.161472	15.312714	16.34%	11,932
2011	13.738189	13.161472	-4.20%	11,657
2010	12.885329	13.738189	6.62%	12,598
2009*	10.000000	12.885329	28.85%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.690390	32.993849	7.51%	973
2013	23.477812	30.690390	30.72%	1,019
2012	20.342486	23.477812	15.41%	1,061
2011	21.244633	20.342486	-4.25%	0
2010	17.133429	21.244633	24.00%	0
2009	12.751660	17.133429	34.36%	0
2008	20.427933	12.751660	-37.58%	0
2007	19.332334	20.427933	5.67%	0
2006	17.905052	19.332334	7.97%	0
2005	16.256166	17.905052	10.14%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.598934	9.430955	-1.75%	5,311
2013	9.769905	9.598934	-1.75%	5,051
2012	9.944406	9.769905	-1.75%	4,465
2011	10.121033	9.944406	-1.75%	3,401
2010	10.301295	10.121033	-1.75%	3,522
2009	10.480380	10.301295	-1.71%	546
2008	10.452394	10.480380	0.27%	242
2007	10.152993	10.452394	2.95%	1,373
2006	9.885496	10.152993	2.71%	730
2005	9.799630	9.885496	0.88%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.535835	14.836111	2.07%	699
2013	14.962997	14.535835	-2.85%	695
2012	13.568081	14.962997	10.28%	603
2011	13.083288	13.568081	3.71%	561
2010	12.041376	13.083288	8.65%	620
2009	9.853499	12.041376	22.20%	635
2008	12.125745	9.853499	-18.74%	0
2007	11.797281	12.125745	2.78%	0
2006	11.452724	11.797281	3.01%	0
2005	11.407467	11.452724	0.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.849797	10.515782	-3.08%	11,612
2013	9.120622	10.849797	18.96%	11,545
2012	8.036198	9.120622	13.49%	9,473
2011	9.050027	8.036198	-11.20%	9,530
2010	8.093736	9.050027	11.82%	9,271
2009	6.052492	8.093736	33.73%	10,948
2008*	10.000000	6.052492	-39.48%	11,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.879954	14.979570	-11.26%	666
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	0
2006	17.790715	21.396244	20.27%	0
2005	16.197590	17.790715	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.972341	14.038767	8.22%	8,670
2013	9.822877	12.972341	32.06%	8,811
2012	8.608756	9.822877	14.10%	8,226
2011	9.054459	8.608756	-4.92%	8,122
2010	7.988688	9.054459	13.34%	6,906
2009	6.285917	7.988688	27.09%	6,177
2008*	10.000000	6.285917	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	0
2009	6.274075	7.854021	25.18%	0
2008*	10.000000	6.274075	-37.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.802708	14.065582	1.90%	8,918
2013	10.135533	13.802708	36.18%	9,249
2012	8.998670	10.135533	12.63%	9,182
2011	9.585284	8.998670	-6.12%	7,532
2010	7.714076	9.585284	24.26%	6,465
2009	6.196535	7.714076	24.49%	7,020
2008*	10.000000	6.196535	-38.03%	3,722
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	5,104
2013	11.038815	14.715228	33.30%	5,208
2012	9.657332	11.038815	14.31%	4,412
2011	10.062592	9.657332	-4.03%	4,540
2010	8.560970	10.062592	17.54%	4,500
2009	6.678536	8.560970	28.19%	5,376
2008*	10.000000	6.678536	-33.21%	7,564
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.720263	21.881801	0.74%	0
2013	15.357297	21.720263	41.43%	0
2012	13.821797	15.357297	11.11%	0
2011	14.189699	13.821797	-2.59%	0
2010	11.544128	14.189699	22.92%	0
2009	9.238210	11.544128	24.96%	0
2008	17.587905	9.238210	-47.47%	0
2007	16.349615	17.587905	7.57%	0
2006	16.157720	16.349615	1.19%	0
2005	15.263895	16.157720	5.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.375631	32.912037	4.90%	888
2013	22.806201	31.375631	37.57%	1,330
2012	19.295405	22.806201	18.19%	1,330
2011	20.771140	19.295405	-7.10%	1,330
2010	16.715464	20.771140	24.26%	1,330
2009	13.517550	16.715464	23.66%	1,330
2008	20.323216	13.517550	-33.49%	1,330
2007	22.299337	20.323216	-8.86%	1,330
2006	19.381755	22.299337	15.05%	0
2005	19.192160	19.381755	0.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.361478	29.007985	-1.20%	2,779
2013	21.262124	29.361478	38.09%	3,488
2012	18.781832	21.262124	13.21%	3,488
2011	20.293371	18.781832	-7.45%	3,488
2010	16.526315	20.293371	22.79%	3,488
2009	12.512624	16.526315	32.08%	3,488
2008	20.659969	12.512624	-39.44%	4,819
2007	20.638995	20.659969	0.10%	4,810
2006	18.796627	20.638995	9.80%	650
2005	17.079751	18.796627	10.05%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.557070	21.485335	9.86%	6,058
2013	15.219252	19.557070	28.50%	6,200
2012	13.606781	15.219252	11.85%	5,455
2011	13.796466	13.606781	-1.37%	5,608
2010	12.402068	13.796466	11.24%	5,587
2009	10.053611	12.402068	23.36%	7,359
2008	17.525749	10.053611	-42.64%	8,006
2007	16.534481	17.525749	6.00%	8,098
2006	14.839520	16.534481	11.42%	3,954
2005	14.109763	14.839520	5.17%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.880056	13.747681	26.36%	4,395
2013	10.782698	10.880056	0.90%	4,506
2012	9.495610	10.782698	13.55%	4,608
2011	9.105436	9.495610	4.29%	3,091
2010	7.138633	9.105436	27.55%	2,116
2009	5.567096	7.138633	28.23%	2,113
2008*	10.000000	5.567096	-44.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.663193	12.957639	11.10%	316
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	7,728
2013	13.604035	16.051858	17.99%	7,270
2012	11.581113	13.604035	17.47%	5,907
2011	13.459684	11.581113	-13.96%	5,936
2010	12.881784	13.459684	4.49%	5,658
2009*	10.000000	12.881784	28.82%	7,778
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.241052	10.123198	-1.15%	2,784
2013	10.359573	10.241052	-1.14%	2,746
2012	10.080351	10.359573	2.77%	2,622
2011	10.229857	10.080351	-1.46%	2,491
2010	9.889402	10.229857	3.44%	2,527
2009	8.881836	9.889402	11.34%	4,254
2008	10.442362	8.881836	-14.94%	6,281
2007	10.145287	10.442362	2.93%	7,105
2006	9.909111	10.145287	2.38%	3,644
2005	9.941633	9.909111	-0.33%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.269304	19.589132	1.66%	0
2013	13.448304	19.269304	43.28%	0
2012	12.578792	13.448304	6.91%	0
2011	12.939609	12.578792	-2.79%	0
2010	11.010583	12.939609	17.52%	0
2009	9.129398	11.010583	20.61%	0
2008	15.352476	9.129398	-40.53%	0
2007	15.547415	15.352476	-1.25%	0
2006	15.034039	15.547415	3.41%	0
2005	14.870180	15.034039	1.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.971464	23.828110	8.45%	335
2013	16.251507	21.971464	35.20%	410
2012	14.905135	16.251507	9.03%	516
2011	15.652245	14.905135	-4.77%	482
2010	12.967155	15.652245	20.71%	482
2009	10.042218	12.967155	29.13%	482
2008	16.879012	10.042218	-40.50%	482
2007	15.965747	16.879012	5.72%	9,093
2006	14.291049	15.965747	11.72%	4,209
2005	13.611475	14.291049	4.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.889338	28.967317	0.27%	3,806
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
2010	19.071417	21.680358	13.68%	0
2009	13.929309	19.071417	36.92%	0
2008	23.760837	13.929309	-41.38%	0
2007	22.799883	23.760837	4.21%	0
2006	19.771731	22.799883	15.32%	0
2005	17.642303	19.771731	12.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	0
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	794
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	21.029962	22.810911	8.47%	5,850
2013	16.284679	21.029962	29.14%	5,984
2012	14.214463	16.284679	14.56%	5,127
2011	14.512770	14.214463	-2.06%	5,328
2010	12.752848	14.512770	13.80%	5,313
2009	10.141101	12.752848	25.75%	6,880
2008	16.818258	10.141101	-39.70%	6,915
2007	16.437065	16.818258	2.32%	7,456
2006	14.577583	16.437065	12.76%	3,734
2005	14.030984	14.577583	3.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.518440	34.575949	9.70%	90
2013	22.812364	31.518440	38.16%	0
2012	19.732795	22.812364	15.61%	0
2011	20.573839	19.732795	-4.09%	0
2010	17.016614	20.573839	20.90%	0
2009	12.652987	17.016614	34.49%	0
2008	20.773571	12.652987	-39.09%	2,600
2007	21.444172	20.773571	-3.13%	2,069
2006	19.034924	21.444172	12.66%	902
2005	17.657508	19.034924	7.80%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.127227	9.093453	-0.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	597
2013	12.825863	11.773874	-8.20%	597
2012	12.405808	12.825863	3.39%	597
2011	11.646011	12.405808	6.52%	597
2010	10.837712	11.646011	7.46%	2,401
2009*	10.000000	10.837712	8.38%	3,080
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	15,611
2013	11.633026	11.402909	-1.98%	13,733
2012	11.196933	11.633026	3.89%	11,831
2011	11.282116	11.196933	-0.76%	10,809
2010	10.916941	11.282116	3.35%	11,002
2009*	10.000000	10.916941	9.17%	5,422
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	1,364
2013	10.729699	10.325496	-3.77%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.387640	20.004851	8.80%	0
2013	13.793737	18.387640	33.30%	0
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	0
2010	11.192638	12.578016	12.38%	0
2009	8.775762	11.192638	27.54%	0
2008	14.570845	8.775762	-39.77%	0
2007	15.785091	14.570845	-7.69%	0
2006	13.860142	15.785091	13.89%	0
2005	13.405421	13.860142	3.39%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
2010	14.340444	15.502307	8.10%	0
2009	11.711052	14.340444	22.45%	0
2008	21.267332	11.711052	-44.93%	0
2007	19.976776	21.267332	6.46%	0
2006	15.918898	19.976776	25.49%	0
2005	14.440241	15.918898	10.24%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.390550	21.981207	7.80%	0
2013	14.439686	20.390550	41.21%	0
2012	12.866770	14.439686	12.22%	0
2011	15.940852	12.866770	-19.28%	0
2010	13.431125	15.940852	18.69%	0
2009	8.340797	13.431125	61.03%	0
2008	13.482437	8.340797	-38.14%	0
2007	13.005932	13.482437	3.66%	0
2006	12.554562	13.005932	3.60%	0
2005	12.089308	12.554562	3.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.944821	12.623666	5.68%	0
2013	12.228538	11.944821	-2.32%	0
2012	11.398966	12.228538	7.28%	0
2011	11.006698	11.398966	3.56%	0
2010	10.483703	11.006698	4.99%	0
2009	9.755312	10.483703	7.47%	0
2008	11.088437	9.755312	-12.02%	4,411
2007	10.727232	11.088437	3.37%	5,492
2006	10.542363	10.727232	1.75%	2,411
2005	10.323495	10.542363	2.12%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.540980	8.377851	-20.52%	0
2013	9.706281	10.540980	8.60%	0
2012*	10.000000	9.706281	-2.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.990479	19.379173	2.05%	0
2013	13.817813	18.990479	37.43%	0
2012	11.682380	13.817813	18.28%	0
2011	12.587558	11.682380	-7.19%	0
2010*	10.000000	12.587558	25.88%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.647102	22.796945	-3.60%	355
2014	23.647102	22.796945	-3.60%	0
2013	16.020725	23.647102	47.60%	355
2012	15.116906	16.020725	5.98%	355
2011	16.126972	15.116906	-6.26%	0
2010	12.947558	16.126972	24.56%	355
2009	8.633268	12.947558	49.97%	353
2008	15.001465	8.633268	-42.45%	0
2007	13.417123	15.001465	11.81%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.684900	10.965788	2.63%	0
2013	9.477074	10.684900	12.74%	0
2012	8.461961	9.477074	12.00%	0
2011	9.287034	8.461961	-8.88%	0
2010	8.061587	9.287034	15.20%	0
2009	5.122493	8.061587	57.38%	0
2008	9.402857	5.122493	-45.52%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.243250	13.738465	3.74%	0
2013	13.815218	13.243250	-4.14%	0
2012	13.253792	13.815218	4.24%	0
2011	12.453970	13.253792	6.42%	0
2010	11.842167	12.453970	5.17%	0
2009	10.762240	11.842167	10.03%	0
2008	10.698171	10.762240	0.60%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.870950	23.472602	7.32%	0
2013	16.547447	21.870950	32.17%	0
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
2010	12.456663	13.798212	10.77%	0
2009	10.540193	12.456663	18.18%	0
2008	18.099119	10.540193	-41.76%	0
2007	17.578329	18.099119	2.96%	0
2006	15.300880	17.578329	14.88%	0
2005	14.895904	15.300880	2.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
2011	22.173624	19.897727	-10.26%	0
2010	17.836941	22.173624	24.31%	0
2009	12.732506	17.836941	40.09%	0
2008	20.180294	12.732506	-36.91%	0
2007	20.243032	20.180294	-0.31%	0
2006	18.049671	20.243032	12.15%	0
2005	17.236512	18.049671	4.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.944497	13.130947	1.44%	0
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	0
2011	12.446690	13.658916	9.74%	0
2010	12.057551	12.446690	3.23%	0
2009	11.140577	12.057551	8.23%	0
2008	11.527924	11.140577	-3.36%	0
2007	10.722391	11.527924	7.51%	0
2006	10.747787	10.722391	-0.24%	0
2005	10.775856	10.747787	-0.26%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.377678	23.581645	10.31%	0
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
2008	17.076207	10.944856	-35.91%	0
2007	17.466671	17.076207	-2.24%	0
2006	15.225883	17.466671	14.72%	0
2005	14.834062	15.225883	2.64%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.778824	22.576840	14.15%	0
2013	15.505152	19.778824	27.56%	0
2012	13.585449	15.505152	14.13%	0
2011	13.951568	13.585449	-2.62%	0
2010	11.941104	13.951568	16.84%	0
2009	9.368076	11.941104	27.47%	0
2008	12.637300	9.368076	-25.87%	0
2007	13.190159	12.637300	-4.19%	0
2006	11.171661	13.190159	18.07%	0
2005*	10.000000	11.171661	11.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.888462	14.902965	0.10%	6,680
2013	13.251063	14.888462	12.36%	6,680
2012	12.271448	13.251063	7.98%	6,680
2011	12.967969	12.271448	-5.37%	6,680
2010	12.031177	12.967969	7.79%	6,680
2009*	10.000000	12.031177	20.31%	6,680
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	32.008588	33.042230	3.23%	8,763
2013	23.163840	32.008588	38.18%	10,296
2012	20.381049	23.163840	13.65%	10,677
2011	20.637735	20.381049	-1.24%	11,052
2010	16.702030	20.637735	23.56%	11,003
2009	13.603687	16.702030	22.78%	8,763
2008	20.052499	13.603687	-32.16%	0
2007	20.556777	20.052499	-2.45%	0
2006	18.295913	20.556777	12.36%	0
2005	17.373568	18.295913	5.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.554977	23.940772	11.07%	0
2013	16.665914	21.554977	29.34%	0
2012	14.697711	16.665914	13.39%	0
2011	14.727905	14.697711	-0.21%	0
2010	13.094192	14.727905	12.48%	0
2009	10.578942	13.094192	23.78%	0
2008	17.187782	10.578942	-38.45%	0
2007	16.672368	17.187782	3.09%	0
2006	14.736279	16.672368	13.14%	0
2005	14.368549	14.736279	2.56%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.407592	21.608776	5.89%	0
2013	17.199580	20.407592	18.65%	0
2012	15.903347	17.199580	8.15%	0
2011	14.892684	15.903347	6.79%	0
2010	13.182244	14.892684	12.98%	0
2009	10.982547	13.182244	20.03%	0
2008	15.914110	10.982547	-30.99%	0
2007	15.168104	15.914110	4.92%	0
2006	13.291141	15.168104	14.12%	0
2005	12.998806	13.291141	2.25%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	0
2009	8.405272	10.380505	23.50%	0
2008	13.755208	8.405272	-38.89%	0
2007	15.789885	13.755208	-12.89%	0
2006	15.531693	15.789885	1.66%	0
2005	14.983039	15.531693	3.66%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.037700	9.913430	-1.24%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.192275	15.689214	-3.11%	0
2013	14.200711	16.192275	14.02%	0
2012	13.143735	14.200711	8.04%	0
2011	14.164473	13.143735	-7.21%	0
2010	12.763647	14.164473	10.98%	0
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
2007	15.433434	16.615252	7.66%	0
2006	13.573366	15.433434	13.70%	0
2005	13.591048	13.573366	-0.13%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.140188	13.356958	1.65%	494
2013	13.281380	13.140188	-1.06%	488
2012	12.358032	13.281380	7.47%	419
2011	12.338353	12.358032	0.16%	373
2010	11.603463	12.338353	6.33%	396
2009	9.833968	11.603463	17.99%	389
2008	10.832380	9.833968	-9.22%	458
2007	10.492661	10.832380	3.24%	0
2006	10.281448	10.492661	2.05%	0
2005	10.367069	10.281448	-0.83%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.388304	14.724310	2.34%	0
2013	12.943876	14.388304	11.16%	0
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	0
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
2007	11.479030	12.220629	6.46%	0
2006	10.666944	11.479030	7.61%	0
2005*	10.000000	10.666944	6.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.863553	15.266742	2.71%	1,983
2013	13.089425	14.863553	13.55%	2,005
2012	11.789001	13.089425	11.03%	2,028
2011	12.155562	11.789001	-3.02%	2,300
2010	10.826860	12.155562	12.27%	2,324
2009	8.576795	10.826860	26.23%	255
2008	12.997456	8.576795	-34.01%	0
2007	12.037198	12.997456	7.98%	0
2006	10.972836	12.037198	9.70%	0
2005*	10.000000	10.972836	9.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
2007	12.398869	13.523463	9.07%	0
2006	11.180460	12.398869	10.90%	0
2005*	10.000000	11.180460	11.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.379865	16.601215	-14.34%	0
2013	15.896657	19.379865	21.91%	0
2012	15.456951	15.896657	2.84%	0
2011	16.603040	15.456951	-6.90%	0
2010	14.188948	16.603040	17.01%	0
2009	9.791116	14.188948	44.92%	0
2008	21.868739	9.791116	-55.23%	0
2007	15.292040	21.868739	43.01%	0
2006	13.352901	15.292040	14.52%	0
2005*	10.000000	13.352901	33.53%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.901971	22.266230	6.53%	0
2013	16.651302	20.901971	25.53%	0
2012	14.486509	16.651302	14.94%	0
2011	14.655542	14.486509	-1.15%	0
2010	12.986716	14.655542	12.85%	298
2009	10.182016	12.986716	27.55%	298
2008	18.131699	10.182016	-43.84%	299
2007	18.233864	18.131699	-0.56%	299
2006	15.481737	18.233864	17.78%	299
2005	14.932866	15.481737	3.68%	300
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.972957	23.953774	9.01%	0
2013	16.452529	21.972957	33.55%	0
2012	14.645431	16.452529	12.34%	0
2011	14.918169	14.645431	-1.83%	0
2010	12.264761	14.918169	21.63%	0
2009	9.760134	12.264761	25.66%	0
2008	18.863469	9.760134	-48.26%	0
2007	15.167421	18.863469	24.37%	0
2006	14.492214	15.167421	4.66%	0
2005	13.987398	14.492214	3.61%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.085958	13.572335	3.72%	858
2013	13.607204	13.085958	-3.83%	25,041
2012	13.121907	13.607204	3.70%	22,630
2011	12.483522	13.121907	5.11%	26,681
2010	11.820142	12.483522	5.61%	30,957
2009	10.424222	11.820142	13.39%	35,748
2008	10.995925	10.424222	-5.20%	32,952
2007	10.759148	10.995925	2.20%	41,341
2006	10.520620	10.759148	2.27%	2,451
2005	10.513713	10.520620	0.07%	414
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.242892	35.654732	4.12%	0
2013	25.664469	34.242892	33.43%	0
2012	22.813717	25.664469	12.50%	0
2011	26.059334	22.813717	-12.45%	0
2010	20.639521	26.059334	26.26%	0
2009	15.039323	20.639521	37.24%	0
2008	25.359600	15.039323	-40.70%	0
2007	22.392345	25.359600	13.25%	96
2006	20.285633	22.392345	10.39%	0
2005	17.502931	20.285633	15.90%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.597922	21.250433	-9.95%	0
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
2010	17.364361	19.239726	10.80%	0
2009	14.009388	17.364361	23.95%	0
2008	25.458055	14.009388	-44.97%	0
2007	22.149968	25.458055	14.93%	0
2006	19.151163	22.149968	15.66%	0
2005	16.417462	19.151163	16.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0
2008	22.009961	10.528423	-52.17%	0
2007	21.258879	22.009961	3.53%	0
2006	18.660266	21.258879	13.93%	0
2005	18.551112	18.660266	0.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.299561	14.690328	2.73%	0
2013	12.779929	14.299561	11.89%	0
2012	11.552993	12.779929	10.62%	0
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
2008	11.290361	7.798968	-30.92%	0
2007	11.082100	11.290361	1.88%	0
2006*	10.000000	11.082100	10.82%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.777682	24.318832	6.77%	0
2013	17.885091	22.777682	27.36%	0
2012	16.267776	17.885091	9.94%	0
2011	15.627815	16.267776	4.10%	0
2010	13.190899	15.627815	18.47%	306
2009	11.447265	13.190899	15.23%	307
2008	15.990900	11.447265	-28.41%	308
2007	16.735450	15.990900	-4.45%	309
2006	14.549945	16.735450	15.02%	310
2005	14.325045	14.549945	1.57%	311
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.701841	31.308873	-1.24%	92
2013	23.695704	31.701841	33.79%	3,133
2012	20.383005	23.695704	16.25%	3,976
2011	21.566888	20.383005	-5.49%	5,807
2010	17.127950	21.566888	25.92%	5,659
2009	13.504549	17.127950	26.83%	7,650
2008	20.531409	13.504549	-34.22%	0
2007	21.419668	20.531409	-4.15%	0
2006	18.645032	21.419668	14.88%	0
2005	17.455454	18.645032	6.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.314957	-6.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	24.120649	21.049607	-12.73%	0
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
2008	23.372454	13.683828	-41.45%	0
2007	20.616415	23.372454	13.37%	0
2006	17.286118	20.616415	19.27%	0
2005	15.977318	17.286118	8.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.720720	9.720722	0.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.097137	11.084997	-8.37%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	79
2012*	10.000000	9.612666	-3.87%	82
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.021428	13.770565	5.75%	0
2013	9.706928	13.021428	34.15%	0
2012*	10.000000	9.706928	-2.93%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.696013	11.704252	0.07%	0
2013	10.778669	11.696013	8.51%	0
2012*	10.000000	10.778669	7.79%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.803416	13.562370	5.93%	0
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.363178	22.706961	6.29%	0
2013	18.158731	21.363178	17.65%	0
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
2010	15.434123	16.387081	6.17%	0
2009	12.515239	15.434123	23.32%	0
2008	15.183189	12.515239	-17.57%	0
2007	14.020622	15.183189	8.29%	0
2006	12.930226	14.020622	8.43%	0
2005	12.229660	12.930226	5.73%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.807892	28.554535	6.52%	0
2013	20.857130	26.807892	28.53%	0
2012	17.148792	20.857130	21.62%	0
2011	18.765144	17.148792	-8.61%	0
2010	17.946115	18.765144	4.56%	0
2009	12.515803	17.946115	43.39%	0
2008	22.886905	12.515803	-45.31%	0
2007	17.058984	22.886905	34.16%	0
2006	15.919551	17.058984	7.16%	0
2005	14.402045	15.919551	10.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	0
2012	26.416467	29.358871	11.14%	0
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
2007	31.230706	39.257929	25.70%	0
2006	21.688225	31.230706	44.00%	0
2005	16.738188	21.688225	29.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.809448	9.186139	-6.35%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.136092	12.841227	-9.16%	0
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.763227	26.798471	8.22%	319
2013	18.597094	24.763227	33.16%	10,875
2012	16.343084	18.597094	13.79%	12,552
2011	16.720022	16.343084	-2.25%	18,126
2010	15.309174	16.720022	9.22%	18,480
2009	12.731433	15.309174	20.25%	17,064
2008	19.276952	12.731433	-33.96%	0
2007	18.246613	19.276952	5.65%	0
2006	15.418416	18.246613	18.34%	0
2005	14.746550	15.418416	4.56%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.848797	14.010727	9.04%	0
2013	10.110699	12.848797	27.08%	0
2012	9.049407	10.110699	11.73%	0
2011*	10.000000	9.049407	-9.51%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.758272	21.914860	10.91%	334
2013	15.280576	19.758272	29.30%	1,028
2012	13.597116	15.280576	12.38%	1,075
2011	13.778810	13.597116	-1.32%	1,162
2010	12.400366	13.778810	11.12%	1,145
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.626690	14.049200	3.10%	36,562
2013	11.255546	13.626690	21.07%	36,376
2012	9.905519	11.255546	13.63%	37,006
2011	9.993847	9.905519	-0.88%	48,066
2010	9.085128	9.993847	10.00%	48,642
2009	7.496405	9.085128	21.19%	37,243
2008	10.870847	7.496405	-31.04%	19,969
2007	10.430613	10.870847	4.22%	19,677
2006*	10.000000	10.430613	4.31%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.936849	11.274673	3.09%	22,088
2013	11.431553	10.936849	-4.33%	21,189
2012	11.090766	11.431553	3.07%	20,264
2011	10.682066	11.090766	3.83%	29,399
2010	10.263054	10.682066	4.08%	29,236
2009	9.318922	10.263054	10.13%	30,984
2008	10.529215	9.318922	-11.49%	18,415
2007	10.412741	10.529215	1.12%	21,230
2006*	10.000000	10.412741	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.859259	14.859628	0.00%	14,654
2013	11.762560	14.859259	26.33%	14,654
2012	9.811580	11.762560	19.88%	14,660
2011	11.016702	9.811580	-10.94%	14,664
2010	10.079451	11.016702	9.30%	14,658
2009	7.248531	10.079451	39.06%	14,656
2008	12.029430	7.248531	-39.74%	102
2007	10.712318	12.029430	12.30%	83
2006*	10.000000	10.712318	7.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.390128	14.209820	6.12%	171
2013	10.520324	13.390128	27.28%	823
2012	9.125578	10.520324	15.28%	863
2011	9.749596	9.125578	-6.40%	919
2010	8.399928	9.749596	16.07%	903
2009	6.163543	8.399928	36.28%	922
2008	11.251384	6.163543	-45.22%	1,237
2007	10.240314	11.251384	9.87%	1,341
2006*	10.000000	10.240314	2.40%	342
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.979667	12.967199	8.24%	7,799
2013	9.174469	11.979667	30.58%	7,987
2012	7.981188	9.174469	14.95%	8,966
2011	8.313029	7.981188	-3.99%	22,832
2010	7.628096	8.313029	8.98%	22,979
2009	5.943759	7.628096	28.34%	25,336
2008	9.772893	5.943759	-39.18%	24,199
2007*	10.000000	9.772893	-2.27%	22,342

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.328266	19.464422	0.70%	0
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	0
2009	10.060891	14.424560	43.37%	0
2008	14.227700	10.060891	-29.29%	0
2007	14.049499	14.227700	1.27%	0
2006	12.934751	14.049499	8.62%	0
2005	12.864955	12.934751	0.54%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.494948	24.061860	6.97%	0
2013	16.930563	22.494948	32.87%	3,560
2012	14.590393	16.930563	16.04%	4,323
2011	15.245979	14.590393	-4.30%	4,890
2010	13.448093	15.245979	13.37%	4,988
2009	10.676501	13.448093	25.96%	329
2008	17.318324	10.676501	-38.35%	978
2007	18.109621	17.318324	-4.37%	16,150
2006	15.957644	18.109621	13.49%	1,570
2005	15.631642	15.957644	2.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.492474	14.642117	8.52%	452
2013	9.916587	13.492474	36.06%	18,812
2012	9.066692	9.916587	9.37%	22,721
2011	9.544246	9.066692	-5.00%	29,781
2010	7.865745	9.544246	21.34%	30,744
2009	6.101864	7.865745	28.91%	38,494
2008*	10.000000	6.101864	-38.98%	40,878
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.978252	12.268131	2.42%	19,185
2013	10.638464	11.978252	12.59%	19,212
2012	9.754944	10.638464	9.06%	19,239
2011	10.068809	9.754944	-3.12%	40,181
2010	9.286886	10.068809	8.42%	39,980
2009	7.892680	9.286886	17.66%	17,204
2008*	10.000000	7.892680	-21.07%	16,911
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.160437	12.502492	2.81%	9,293
2013	10.213369	12.160437	19.06%	16,125
2012	9.152368	10.213369	11.59%	16,244
2011	9.652592	9.152368	-5.18%	16,679
2010	8.745895	9.652592	10.37%	16,804
2009	7.172940	8.745895	21.93%	1,312
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.397682	11.565966	1.48%	4,250
2013	11.060972	11.397682	3.04%	4,253
2012	10.478460	11.060972	5.56%	4,256
2011	10.521626	10.478460	-0.41%	4,258
2010	10.032193	10.521626	4.88%	4,261
2009	9.039133	10.032193	10.99%	4,264
2008*	10.000000	9.039133	-9.61%	4,267
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.073604	12.398112	2.69%	55,170
2013	10.436655	12.073604	15.68%	29,522
2012	9.458397	10.436655	10.34%	29,522
2011	9.861439	9.458397	-4.09%	29,819
2010	9.016832	9.861439	9.37%	29,823
2009	7.529554	9.016832	19.75%	5,024
2008*	10.000000	7.529554	-24.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.601293	11.925518	2.79%	744
2013	12.070883	11.601293	-3.89%	17,462
2012	11.436873	12.070883	5.54%	15,164
2011	10.962081	11.436873	4.33%	19,339
2010	10.454385	10.962081	4.86%	21,930
2009	9.803732	10.454385	6.64%	25,471
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.678628	29.325680	-7.43%	0
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
2008	48.845262	20.178429	-58.69%	0
2007	34.261585	48.845262	42.57%	0
2006	25.593427	34.261585	33.87%	0
2005	19.693802	25.593427	29.96%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.150998	12.477473	2.69%	789
2013	12.896769	12.150998	-5.78%	18,722
2012	12.744186	12.896769	1.20%	16,985
2011	12.099304	12.744186	5.33%	20,342
2010	11.758780	12.099304	2.90%	23,055
2009	11.660809	11.758780	0.84%	29,675
2008	11.023542	11.660809	5.78%	33,259
2007	10.476712	11.023542	5.22%	38,049
2006	10.323283	10.476712	1.49%	2,088
2005	10.179763	10.323283	1.41%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	0
2009	5.441437	6.917197	27.12%	0
2008*	10.000000	5.441437	-45.59%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0
2006*	10.000000	10.831580	8.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.720264	23.423588	3.10%	12,764
2013	18.182340	22.720264	24.96%	12,764
2012	15.975717	18.182340	13.81%	12,764
2011	16.933712	15.975717	-5.66%	12,764
2010	15.043224	16.933712	12.57%	18,567
2009	12.042687	15.043224	24.92%	18,569
2008	19.418103	12.042687	-37.98%	18,813
2007	18.663939	19.418103	4.04%	18,816
2006	16.261968	18.663939	14.77%	18,819
2005	15.342293	16.261968	5.99%	18,822
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.699388	15.096673	2.70%	7,165
2013	13.197182	14.699388	11.38%	3,749
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.318874	13.587950	2.02%	6,850
2013	12.937881	13.318874	2.94%	6,938
2012	12.527245	12.937881	3.28%	7,024
2011	12.393105	12.527245	1.08%	7,114
2010	11.917943	12.393105	3.99%	7,202
2009	11.125672	11.917943	7.12%	726
2008	12.055724	11.125672	-7.71%	0
2007	11.650951	12.055724	3.47%	0
2006	11.175080	11.650951	4.26%	0
2005	11.015097	11.175080	1.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.104816	18.700084	3.29%	5,975
2013	15.808117	18.104816	14.53%	41,218
2012	14.527801	15.808117	8.81%	50,673
2011	14.799515	14.527801	-1.84%	68,710
2010	13.587725	14.799515	8.92%	80,467
2009	11.614317	13.587725	16.99%	75,847
2008	15.399414	11.614317	-24.58%	75,968
2007	14.843178	15.399414	3.75%	75,966
2006	13.573482	14.843178	9.35%	62,453
2005	13.120388	13.573482	3.45%	51,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	20,432
2012	15.500648	17.315454	11.71%	23,282
2011	16.127159	15.500648	-3.88%	26,573
2010	14.554604	16.127159	10.80%	16,151
2009	11.915016	14.554604	22.15%	16,485
2008	17.685357	11.915016	-32.63%	16,410
2007	16.967720	17.685357	4.23%	16,212
2006	15.084471	16.967720	12.48%	5,888
2005	14.345619	15.084471	5.15%	12,824

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.766218	16.216208	2.85%	7,130
2013	14.530234	15.766218	8.51%	7,229
2012	13.696059	14.530234	6.09%	7,325
2011	13.664709	13.696059	0.23%	7,418
2010	12.823011	13.664709	6.56%	11,373
2009	11.398289	12.823011	12.50%	0
2008	13.662752	11.398289	-16.57%	0
2007	13.144366	13.662752	3.94%	0
2006	12.344849	13.144366	6.48%	6,073
2005	12.030792	12.344849	2.61%	6,073
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.455327	21.807049	6.61%	112
2013	15.284154	20.455327	33.83%	119
2012	13.143632	15.284154	16.29%	125
2011	13.726542	13.143632	-4.25%	137
2010	12.880958	13.726542	6.56%	450
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
2011	21.159631	20.250791	-4.30%	0
2010	17.073555	21.159631	23.93%	0
2009	12.713568	17.073555	34.29%	0
2008	20.377307	12.713568	-37.61%	0
2007	19.294289	20.377307	5.61%	0
2006	17.878889	19.294289	7.92%	0
2005	16.240650	17.878889	10.09%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.545767	9.373944	-1.80%	485
2013	9.720735	9.545767	-1.80%	2,198
2012	9.899405	9.720735	-1.80%	2,002
2011	10.080348	9.899405	-1.80%	4,227
2010	10.265103	10.080348	-1.80%	4,327
2009	10.448876	10.265103	-1.76%	4,951
2008	10.426279	10.448876	0.22%	3,690
2007	10.132810	10.426279	2.90%	8,177
2006	9.870853	10.132810	2.65%	300
2005	9.790082	9.870853	0.83%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.455656	14.746764	2.01%	0
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	0
2011	13.031001	13.506993	3.65%	0
2010	11.999350	13.031001	8.60%	0
2009	9.824098	11.999350	22.14%	0
2008	12.095722	9.824098	-18.78%	0
2007	11.774087	12.095722	2.73%	0
2006	11.436003	11.774087	2.96%	0
2005	11.396583	11.436003	0.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.818565	10.480173	-3.13%	424
2013	9.098988	10.818565	18.90%	23,602
2012	8.021231	9.098988	13.44%	26,641
2011	9.037755	8.021231	-11.25%	31,971
2010	8.086870	9.037755	11.76%	30,373
2009	6.050429	8.086870	33.66%	31,612
2008*	10.000000	6.050429	-39.50%	30,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.788548	14.890866	-11.30%	213
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	0
2007	21.356427	21.537850	0.85%	0
2006	17.766611	21.356427	20.21%	0
2005	16.183856	17.766611	9.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.934965	13.991194	8.17%	202
2013	9.799546	12.934965	32.00%	7,610
2012	8.592706	9.799546	14.04%	8,709
2011	9.042175	8.592706	-4.97%	12,132
2010	7.981912	9.042175	13.28%	12,760
2009	6.283783	7.981912	27.02%	17,906
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.762966	14.017936	1.85%	539
2013	10.111494	13.762966	36.11%	9,771
2012	8.981908	10.111494	12.58%	11,948
2011	9.572291	8.981908	-6.17%	15,815
2010	7.707532	9.572291	24.19%	16,285
2009	6.194427	7.707532	24.43%	16,224
2008*	10.000000	6.194427	-38.06%	13,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.672824	16.861109	14.91%	231
2013	11.012612	14.672824	33.24%	11,834
2012	9.639322	11.012612	14.25%	14,722
2011	10.048939	9.639322	-4.08%	19,271
2010	8.553700	10.048939	17.48%	19,224
2009	6.676263	8.553700	28.12%	18,206
2008*	10.000000	6.676263	-33.24%	24,240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.600360	21.749917	0.69%	0
2013	15.280298	21.600360	41.36%	143
2012	13.759512	15.280298	11.05%	160
2011	14.132927	13.759512	-2.64%	180
2010	11.503780	14.132927	22.85%	180
2009	9.210609	11.503780	24.90%	192
2008	17.544321	9.210609	-47.50%	170
2007	16.317444	17.544321	7.52%	137
2006	16.134121	16.317444	1.14%	0
2005	15.249341	16.134121	5.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.202424	32.713688	4.84%	0
2013	22.691833	31.202424	37.51%	0
2012	19.208436	22.691833	18.13%	0
2011	20.688034	19.208436	-7.15%	0
2010	16.657048	20.688034	24.20%	0
2009	13.477173	16.657048	23.59%	0
2008	20.272848	13.477173	-33.52%	0
2007	22.255469	20.272848	-8.91%	0
2006	19.353450	22.255469	14.99%	0
2005	19.173862	19.353450	0.94%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.199343	28.833128	-1.25%	62
2013	21.155476	29.199343	38.02%	58
2012	18.697175	21.155476	13.15%	66
2011	20.212173	18.697175	-7.50%	73
2010	16.468562	20.212173	22.73%	70
2009	12.475251	16.468562	32.01%	72
2008	20.608770	12.475251	-39.47%	2,938
2007	20.598389	20.608770	0.05%	2,756
2006	18.769168	20.598389	9.75%	334
2005	17.063461	18.769168	10.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.449084	21.355817	9.80%	261
2013	15.142923	19.449084	28.44%	14,007
2012	13.545453	15.142923	11.79%	15,904
2011	13.741266	13.545453	-1.42%	20,811
2010	12.358728	13.741266	11.19%	21,455
2009	10.023574	12.358728	23.30%	25,253
2008	17.482313	10.023574	-42.66%	29,459
2007	16.501933	17.482313	5.94%	25,229
2006	14.817828	16.501933	11.37%	2,146
2005	14.096285	14.817828	5.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.848682	13.701058	26.29%	0
2013	10.757084	10.848682	0.85%	0
2012	9.477882	10.757084	13.50%	0
2011	9.093061	9.477882	4.23%	0
2010	7.132550	9.093061	27.49%	0
2009	5.565185	7.132550	28.16%	0
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	392
2012	10.338148	10.509297	1.66%	336
2011	10.392235	10.338148	-0.52%	285
2010	10.332676	10.392235	0.58%	296
2009	9.823638	10.332676	5.18%	273
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.013771	14.444317	-9.80%	296
2013	13.578670	16.013771	17.93%	16,062
2012	11.565412	13.578670	17.41%	18,694
2011	13.448274	11.565412	-14.00%	22,316
2010	12.877409	13.448274	4.43%	19,998
2009*	10.000000	12.877409	28.77%	24,053
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.184536	10.062229	-1.20%	936
2013	10.307634	10.184536	-1.19%	5,559
2012	10.034926	10.307634	2.72%	5,061
2011	10.188937	10.034926	-1.51%	9,480
2010	9.854848	10.188937	3.39%	10,716
2009	8.855318	9.854848	11.29%	17,476
2008	10.416482	8.855318	-14.99%	33,700
2007	10.125323	10.416482	2.88%	37,356
2006	9.894639	10.125323	2.33%	1,986
2005	9.932152	9.894639	-0.38%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.162883	19.471024	1.61%	0
2013	13.380830	19.162883	43.21%	0
2012	12.522061	13.380830	6.86%	0
2011	12.887809	12.522061	-2.84%	0
2010	10.972088	12.887809	17.46%	0
2009	9.102129	10.972088	20.54%	0
2008	15.314432	9.102129	-40.57%	0
2007	15.516839	15.314432	-1.30%	0
2006	15.012087	15.516839	3.36%	0
2005	14.855998	15.012087	1.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.852392	23.686915	8.40%	0
2013	16.171660	21.852392	35.13%	0
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	0
2009	10.013252	12.923170	29.06%	0
2008	16.838934	10.013252	-40.54%	0
2007	15.936002	16.838934	5.67%	30,334
2006	14.271672	15.936002	11.66%	2,550
2005	13.599927	14.271672	4.94%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.729856	28.792754	0.22%	0
2013	23.038040	28.729856	24.71%	0
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
2010	19.004772	21.593622	13.62%	0
2009	13.887705	19.004772	36.85%	0
2008	23.701973	13.887705	-41.41%	0
2007	22.755050	23.701973	4.16%	0
2006	19.742872	22.755050	15.26%	0
2005	17.625493	19.742872	12.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.923377	9.987547	0.65%	0
2013	10.142487	9.923377	-2.16%	0
2012*	10.000000	10.142487	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.913854	22.673431	8.41%	245
2013	16.203001	20.913854	29.07%	13,168
2012	14.150389	16.203001	14.51%	14,692
2011	14.454684	14.150389	-2.11%	19,847
2010	12.708267	14.454684	13.74%	20,520
2009	10.110795	12.708267	25.69%	22,219
2008	16.776556	10.110795	-39.73%	24,357
2007	16.404704	16.776556	2.27%	23,594
2006	14.556268	16.404704	12.70%	2,254
2005	14.017578	14.556268	3.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.344434	34.367562	9.64%	0
2013	22.697960	31.344434	38.09%	0
2012	19.643856	22.697960	15.55%	0
2011	20.491527	19.643856	-4.14%	0
2010	16.957145	20.491527	20.84%	0
2009	12.615191	16.957145	34.42%	0
2008	20.722098	12.615191	-39.12%	6,842
2007	21.401986	20.722098	-3.18%	4,501
2006	19.007120	21.401986	12.60%	403
2005	17.640670	19.007120	7.75%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.124117	9.085729	-0.42%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.375834	11.254659	-1.07%	3,097
2013	11.611314	11.375834	-2.03%	12,748
2012	11.181746	11.611314	3.84%	12,095
2011	11.272539	11.181746	-0.81%	12,909
2010	10.913226	11.272539	3.29%	13,764
2009*	10.000000	10.913226	9.13%	13,089
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	0
2011*	10.000000	9.970403	-0.30%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.287992	19.886310	8.74%	0
2013	13.725967	18.287992	33.24%	0
2012	11.732797	13.725967	16.99%	0
2011	12.528965	11.732797	-6.35%	0
2010	11.154656	12.528965	12.32%	0
2009	8.750441	11.154656	27.48%	0
2008	14.536245	8.750441	-39.80%	0
2007	15.755685	14.536245	-7.74%	0
2006	13.841360	15.755685	13.83%	0
2005	13.394064	13.841360	3.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
2007	19.939586	21.216886	6.41%	0
2006	15.897319	19.939586	25.43%	0
2005	14.427990	15.897319	10.18%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.280131	21.851055	7.75%	0
2013	14.368795	20.280131	41.14%	0
2012	12.810141	14.368795	12.17%	0
2011	15.878783	12.810141	-19.33%	0
2010	13.385645	15.878783	18.63%	0
2009	8.316778	13.385645	60.95%	0
2008	13.450480	8.316778	-38.17%	0
2007	12.981735	13.450480	3.61%	0
2006	12.537566	12.981735	3.54%	0
2005	12.079069	12.537566	3.80%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	0
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.880123	12.548898	5.63%	0
2013	12.168491	11.880123	-2.37%	0
2012	11.348781	12.168491	7.22%	0
2011	10.963809	11.348781	3.51%	0
2010	10.448159	10.963809	4.94%	0
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	28,001
2007	10.707238	11.062118	3.31%	32,084
2006	10.528053	10.707238	1.70%	1,609
2005	10.314724	10.528053	2.07%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
2008	16.978141	14.174913	-16.51%	0
2007	16.251803	16.978141	4.47%	0
2006	14.935322	16.251803	8.81%	0
2005	13.562397	14.935322	10.12%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.957058	19.335217	1.99%	0
2013	13.800521	18.957058	37.36%	0
2012	11.673706	13.800521	18.22%	0
2011	12.584611	11.673706	-7.24%	0
2010*	10.000000	12.584611	25.85%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.537434	22.679656	-3.64%	0
2014	23.537434	22.679656	-3.64%	0
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	0
2010	12.913770	16.076701	24.49%	0
2009	8.615146	12.913770	49.90%	0
2008	14.977636	8.615146	-42.48%	0
2007	13.402661	14.977636	11.75%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.648682	10.923049	2.58%	0
2013	9.449755	10.648682	12.69%	0
2012	8.441869	9.449755	11.94%	0
2011	9.269697	8.441869	-8.93%	0
2010	8.050635	9.269697	15.14%	0
2009	5.118136	8.050635	57.30%	0
2008	9.399662	5.118136	-45.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.181894	13.667835	3.69%	0
2013	13.758211	13.181894	-4.19%	0
2012	13.205825	13.758211	4.18%	0
2011	12.415193	13.205825	6.37%	0
2010	11.811308	12.415193	5.11%	0
2009	10.739659	11.811308	9.98%	0
2008	10.681162	10.739659	0.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
2010	12.413111	13.742989	10.71%	0
2009	10.508689	12.413111	18.12%	0
2008	18.054232	10.508689	-41.79%	0
2007	17.543710	18.054232	2.91%	0
2006	15.278513	17.543710	14.83%	0
2005	14.881685	15.278513	2.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	31.112937	33.269220	6.93%	3,756
2013	23.031215	31.112937	35.09%	3,821
2012	19.807956	23.031215	16.27%	4,473
2011	22.084830	19.807956	-10.31%	4,972
2010	17.774548	22.084830	24.25%	4,513
2009	12.694437	17.774548	40.02%	4,918
2008	20.130240	12.694437	-36.94%	5,019
2007	20.203167	20.130240	-0.36%	0
2006	18.023283	20.203167	12.09%	0
2005	17.220056	18.023283	4.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.872186	13.050939	1.39%	13,234
2013	14.329952	12.872186	-10.17%	12,779
2012	13.596485	14.329952	5.39%	11,981
2011	12.396085	13.596485	9.68%	8,501
2010	12.014646	12.396085	3.17%	9,586
2009	11.106590	12.014646	8.18%	9,413
2008	11.498609	11.106590	-3.41%	6,140
2007	10.700603	11.498609	7.46%	0
2006	10.731395	10.700603	-0.29%	0
2005	10.764887	10.731395	-0.31%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
2007	17.432300	17.033878	-2.29%	0
2006	15.203635	17.432300	14.66%	0
2005	14.819911	15.203635	2.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.691725	22.465985	14.09%	8,957
2013	15.444726	19.691725	27.50%	10,042
2012	13.539412	15.444726	14.07%	11,248
2011	13.911364	13.539412	-2.67%	11,582
2010	11.912745	13.911364	16.78%	8,387
2009	9.350585	11.912745	27.40%	9,293
2008	12.620144	9.350585	-25.91%	8,062
2007	13.179014	12.620144	-4.24%	557
2006	11.167887	13.179014	18.01%	0
2005*	10.000000	11.167887	11.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.189031	12.635690	3.66%	2,244
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.848962	8.49%	4,821
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.831718	32.842926	3.18%	1,955
2013	23.047568	31.831718	38.11%	2,050
2012	20.289105	23.047568	13.60%	2,906
2011	20.555092	20.289105	-1.29%	4,951
2010	16.643625	20.555092	23.50%	4,043
2009	13.563037	16.643625	22.71%	1,364
2008	20.002786	13.563037	-32.19%	386
2007	20.516323	20.002786	-2.50%	0
2006	18.269183	20.516323	12.30%	0
2005	17.356994	18.269183	5.26%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.435938	23.796436	11.01%	1,096
2013	16.582303	21.435938	29.27%	1,355
2012	14.631439	16.582303	13.33%	1,627
2011	14.668947	14.631439	-0.26%	1,809
2010	13.048410	14.668947	12.42%	1,790
2009	10.547325	13.048410	23.71%	1,827
2008	17.145170	10.547325	-38.48%	1,805
2007	16.639547	17.145170	3.04%	169
2006	14.714741	16.639547	13.08%	0
2005	14.354842	14.714741	2.51%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.294866	21.478467	5.83%	8,505
2013	17.113277	20.294866	18.59%	12,929
2012	15.831612	17.113277	8.10%	13,204
2011	14.833045	15.831612	6.73%	13,943
2010	13.136134	14.833045	12.92%	12,520
2009	10.949713	13.136134	19.97%	13,623
2008	15.874644	10.949713	-31.02%	11,652
2007	15.138224	15.874644	4.86%	5,940
2006	13.271692	15.138224	14.06%	2,068
2005	12.986389	13.271692	2.20%	2,000
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	0
2008	13.721095	8.380150	-38.93%	0
2007	15.758805	13.721095	-12.93%	0
2006	15.509010	15.758805	1.61%	0
2005	14.968748	15.509010	3.61%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.102793	15.594560	-3.16%	0
2013	14.129435	16.102793	13.97%	0
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
2006	13.553519	15.403040	13.65%	0
2005	13.578075	13.553519	-0.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	13.067579	13.276380	1.60%	2,798
2013	13.214717	13.067579	-1.11%	2,773
2012	12.302288	13.214717	7.42%	2,496
2011	12.288936	12.302288	0.11%	2,315
2010	11.562875	12.288936	6.28%	2,368
2009	9.804553	11.562875	17.93%	2,360
2008	10.805484	9.804553	-9.26%	2,679
2007	10.471975	10.805484	3.18%	0
2006	10.266398	10.471975	2.00%	0
2005	10.357156	10.266398	-0.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.324972	14.652051	2.28%	44,279
2013	12.893469	14.324972	11.10%	44,279
2012	11.773339	12.893469	9.51%	44,279
2011	12.046245	11.773339	-2.27%	44,279
2010	10.905056	12.046245	10.46%	66,621
2009	8.963395	10.905056	21.66%	66,621
2008	12.204072	8.963395	-26.55%	48,461
2007	11.469338	12.204072	6.41%	0
2006	10.663346	11.469338	7.56%	0
2005*	10.000000	10.663346	6.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.798126	15.191805	2.66%	3,137
2013	13.038437	14.798126	13.50%	3,139
2012	11.749070	13.038437	10.97%	3,141
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	0
2007	12.027039	12.979840	7.92%	0
2006	10.969142	12.027039	9.64%	0
2005*	10.000000	10.969142	9.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.420521	15.853146	2.81%	3,325
2013	12.940657	15.420521	19.16%	3,325
2012	11.447241	12.940657	13.05%	3,327
2011	12.002147	11.447241	-4.62%	3,330
2010	10.551525	12.002147	13.75%	3,332
2009	8.195231	10.551525	28.75%	3,335
2008	13.505146	8.195231	-39.32%	3,339
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
2005*	10.000000	11.176694	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.294532	16.519684	-14.38%	0
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
2010	14.155272	16.555210	16.95%	0
2009	9.772843	14.155272	44.84%	0
2008	21.839085	9.772843	-55.25%	0
2007	15.279127	21.839085	42.93%	0
2006	13.348402	15.279127	14.46%	0
2005*	10.000000	13.348402	33.48%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.786507	22.131963	6.47%	11,088
2013	16.567748	20.786507	25.46%	12,283
2012	14.421183	16.567748	14.88%	13,477
2011	14.596869	14.421183	-1.20%	15,085
2010	12.941302	14.596869	12.79%	15,081
2009	10.151580	12.941302	27.48%	15,081
2008	18.086735	10.151580	-43.87%	11,174
2007	18.197972	18.086735	-0.61%	1,129
2006	15.459110	18.197972	17.72%	671
2005	14.918610	15.459110	3.62%	673
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.851505	23.809250	8.96%	7,438
2013	16.369918	21.851505	33.49%	4,521
2012	14.579335	16.369918	12.28%	4,866
2011	14.858393	14.579335	-1.88%	5,321
2010	12.221840	14.858393	21.57%	3,991
2009	9.730934	12.221840	25.60%	4,263
2008	18.816653	9.730934	-48.29%	3,892
2007	15.137527	18.816653	24.30%	0
2006	14.470999	15.137527	4.61%	0
2005	13.974030	14.470999	3.56%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	13.013706	13.490516	3.66%	52,630
2013	13.538964	13.013706	-3.88%	54,112
2012	13.062768	13.538964	3.65%	48,895
2011	12.433559	13.062768	5.06%	52,464
2010	11.778830	12.433559	5.56%	65,860
2009	10.393080	11.778830	13.33%	79,617
2008	10.968658	10.393080	-5.25%	67,774
2007	10.737961	10.968658	2.15%	26,832
2006	10.505247	10.737961	2.22%	13,801
2005	10.503682	10.505247	0.01%	3,294
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	34.053791	35.439781	4.07%	7,464
2013	25.535746	34.053791	33.36%	8,013
2012	22.710878	25.535746	12.44%	10,581
2011	25.955059	22.710878	-12.50%	11,062
2010	20.567387	25.955059	26.20%	10,426
2009	14.994381	20.567387	37.17%	12,453
2008	25.296736	14.994381	-40.73%	11,792
2007	22.348276	25.296736	13.19%	1,781
2006	20.255999	22.348276	10.33%	1,382
2005	17.486236	20.255999	15.84%	1,442

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	0
2006	19.123170	22.106362	15.60%	0
2005	16.401788	19.123170	16.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
2010	16.191033	20.077343	24.00%	0
2009	10.496953	16.191033	54.25%	0
2008	21.955389	10.496953	-52.19%	0
2007	21.217030	21.955389	3.48%	0
2006	18.633000	21.217030	13.87%	0
2005	18.533418	18.633000	0.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.243831	14.625625	2.68%	381
2013	12.736606	14.243831	11.83%	573
2012	11.519704	12.736606	10.56%	596
2011	11.463051	11.519704	0.49%	2,334
2010	10.365402	11.463051	10.59%	2,401
2009	7.788371	10.365402	33.09%	2,638
2008	11.280782	7.788371	-30.96%	3,370
2007	11.078363	11.280782	1.83%	3,800
2006*	10.000000	11.078363	10.78%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.651933	24.172251	6.71%	0
2013	17.795419	22.651933	27.29%	0
2012	16.194475	17.795419	9.89%	0
2011	15.565291	16.194475	4.04%	0
2010	13.144812	15.565291	18.41%	0
2009	11.413078	13.144812	15.17%	0
2008	15.951280	11.413078	-28.45%	0
2007	16.702536	15.951280	-4.50%	0
2006	14.528693	16.702536	14.96%	0
2005	14.311386	14.528693	1.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.526727	31.120067	-1.29%	5,960
2013	23.576811	31.526727	33.72%	6,020
2012	20.291086	23.576811	16.19%	8,559
2011	21.480554	20.291086	-5.54%	12,475
2010	17.068056	21.480554	25.85%	12,323
2009	13.464186	17.068056	26.77%	16,558
2008	20.480506	13.464186	-34.26%	6,736
2007	21.377512	20.480506	-4.20%	0
2006	18.617786	21.377512	14.82%	0
2005	17.438799	18.617786	6.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.311771	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.987403	20.922657	-12.78%	16,957
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
2010	18.350761	19.525697	6.40%	0
2009	13.642936	18.350761	34.51%	0
2008	23.314502	13.642936	-41.48%	0
2007	20.575821	23.314502	13.31%	0
2006	17.260846	20.575821	19.21%	0
2005	15.962062	17.260846	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.077643	11.061506	-8.41%	2,258
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.185054	13.998245	6.17%	855
2013	9.609358	13.185054	37.21%	855
2012*	10.000000	9.609358	-3.91%	856
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.010319	13.751814	5.70%	233
2013	9.703580	13.010319	34.08%	270
2012*	10.000000	9.703580	-2.96%	519
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.792552	13.543971	5.87%	348
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
2007	13.993012	15.145534	8.24%	0
2006	12.911316	13.993012	8.38%	0
2005	12.217979	12.911316	5.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.659761	28.382291	6.46%	2,523
2013	20.752441	26.659761	28.47%	2,963
2012	17.071424	20.752441	21.56%	5,033
2011	18.689987	17.071424	-8.66%	6,142
2010	17.883341	18.689987	4.51%	4,802
2009	12.478366	17.883341	43.31%	4,616
2008	22.830114	12.478366	-45.34%	3,815
2007	17.025367	22.830114	34.09%	0
2006	15.896255	17.025367	7.10%	0
2005	14.388282	15.896255	10.48%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.185918	14.151760	7.32%	0
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
2011	39.597895	26.297382	-33.59%	0
2010	32.270233	39.597895	22.71%	0
2009	18.360385	32.270233	75.76%	0
2008	39.160687	18.360385	-53.12%	0
2007	31.169284	39.160687	25.64%	0
2006	21.656559	31.169284	43.93%	0
2005	16.722219	21.656559	29.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.806114	9.178344	-6.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.626427	26.636851	8.16%	8,240
2013	18.503779	24.626427	33.09%	9,450
2012	16.269377	18.503779	13.73%	12,849
2011	16.653081	16.269377	-2.30%	22,095
2010	15.255643	16.653081	9.16%	23,546
2009	12.693375	15.255643	20.19%	26,381
2008	19.229140	12.693375	-33.99%	3,635
2007	18.210675	19.229140	5.59%	0
2006	15.395861	18.210675	18.28%	0
2005	14.732461	15.395861	4.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.717782	14.609121	-0.74%	7,352
2013	11.748430	14.717782	25.27%	2,865
2012	10.325388	11.748430	13.78%	2,792
2011	10.709979	10.325388	-3.59%	2,748
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.831377	13.984599	8.99%	715
2013	10.102135	12.831377	27.02%	0
2012	9.046352	10.102135	11.67%	0
2011*	10.000000	9.046352	-9.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.711374	21.851711	10.86%	28,704
2013	15.252060	19.711374	29.24%	32,310
2012	13.578667	15.252060	12.32%	39,991
2011	13.767110	13.578667	-1.37%	43,533
2010	12.396141	13.767110	11.06%	48,992
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.573557	13.987301	3.05%	131,517
2013	11.217368	13.573557	21.00%	137,182
2012	9.876964	11.217368	13.57%	139,288
2011	9.970101	9.876964	-0.93%	159,387
2010	9.068158	9.970101	9.95%	165,916
2009	7.486222	9.068158	21.13%	159,007
2008	10.861614	7.486222	-31.08%	133,920
2007	10.427094	10.861614	4.17%	27,082
2006*	10.000000	10.427094	4.27%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.894232	11.225029	3.04%	137,550
2013	11.392820	10.894232	-4.38%	150,943
2012	11.058827	11.392820	3.02%	151,353
2011	10.656705	11.058827	3.77%	149,433
2010	10.243901	10.656705	4.03%	152,946
2009	9.306266	10.243901	10.08%	146,140
2008	10.520262	9.306266	-11.54%	124,227
2007	10.409221	10.520262	1.07%	17,841
2006*	10.000000	10.409221	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.801329	14.794166	-0.05%	11,291
2013	11.722659	14.801329	26.26%	11,583
2012	9.783291	11.722659	19.82%	12,719
2011	10.990536	9.783291	-10.98%	13,163
2010	10.060622	10.990536	9.24%	14,266
2009	7.238672	10.060622	38.98%	13,816
2008	12.019214	7.238672	-39.77%	10,985
2007	10.708700	12.019214	12.24%	641
2006*	10.000000	10.708700	7.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.337885	14.147165	6.07%	22,637
2013	10.484616	13.337885	27.21%	29,050
2012	9.099247	10.484616	15.23%	32,125
2011	9.726409	9.099247	-6.45%	34,705
2010	8.384221	9.726409	16.01%	39,597
2009	6.155155	8.384221	36.21%	40,778
2008	11.241811	6.155155	-45.25%	35,976
2007	10.236847	11.241811	9.82%	4,460
2006*	10.000000	10.236847	2.37%	4,212
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.939049	12.916650	8.19%	109,244
2013	9.148015	11.939049	30.51%	130,409
2012	7.962252	9.148015	14.89%	171,519
2011	8.297526	7.962252	-4.04%	188,020
2010	7.617747	8.297526	8.92%	193,130
2009	5.938710	7.617747	28.27%	182,341
2008	9.769577	5.938710	-39.21%	151,928
2007*	10.000000	9.769577	-2.30%	19,102

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0
2010	14.374149	15.964206	11.06%	0
2009	10.030824	14.374149	43.30%	0
2008	14.192415	10.030824	-29.32%	0
2007	14.021832	14.192415	1.22%	0
2006	12.915841	14.021832	8.56%	0
2005	12.852665	12.915841	0.49%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.370662	23.916739	6.91%	6,021
2013	16.845598	22.370662	32.80%	7,227
2012	14.524582	16.845598	15.98%	9,211
2011	15.184938	14.524582	-4.35%	14,308
2010	13.401074	15.184938	13.31%	14,252
2009	10.644586	13.401074	25.90%	10,264
2008	17.275388	10.644586	-38.38%	9,828
2007	18.073967	17.275388	-4.42%	14,335
2006	15.934319	18.073967	13.43%	12,788
2005	15.616715	15.934319	2.03%	4,220
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.123743	12.679965	4.59%	5,210
2013	8.605792	12.123743	40.88%	5,535
2012	7.504897	8.605792	14.67%	6,757
2011	8.654916	7.504897	-13.29%	7,294
2010	7.642153	8.654916	13.25%	6,482
2009	5.090232	7.642153	50.13%	6,527
2008*	10.000000	5.090232	-49.10%	6,118
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.453603	14.592506	8.47%	13,261
2013	9.893050	13.453603	35.99%	15,886
2012	9.049793	9.893050	9.32%	23,109
2011	9.531298	9.049793	-5.05%	38,047
2010	7.859069	9.531298	21.28%	36,922
2009	6.099785	7.859069	28.84%	54,301
2008*	10.000000	6.099785	-39.00%	58,725
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.943715	12.226538	2.37%	488,346
2013	10.613196	11.943715	12.54%	354,853
2012	9.736744	10.613196	9.00%	434,241
2011	10.055121	9.736744	-3.17%	401,511
2010	9.278998	10.055121	8.36%	411,540
2009	7.889996	9.278998	17.60%	415,419
2008*	10.000000	7.889996	-21.10%	240,947
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.125412	12.460139	2.76%	511,326
2013	10.189136	12.125412	19.00%	574,634
2012	9.135318	10.189136	11.54%	620,742
2011	9.639496	9.135318	-5.23%	636,279
2010	8.738475	9.639496	10.31%	667,460
2009	7.170498	8.738475	21.87%	659,717
2008*	10.000000	7.170498	-28.30%	486,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.364802	11.526726	1.42%	6,769
2013	11.034695	11.364802	2.99%	6,772
2012	10.458904	11.034695	5.51%	12,946
2011	10.507326	10.458904	-0.46%	7,391
2010	10.023671	10.507326	4.83%	7,513
2009	9.036060	10.023671	10.93%	11,245
2008*	10.000000	9.036060	-9.64%	6,316
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.038799	12.356083	2.64%	186,542
2013	10.411868	12.038799	15.63%	191,284
2012	9.440750	10.411868	10.29%	189,140
2011	9.848044	9.440750	-4.14%	194,756
2010	9.009172	9.848044	9.31%	193,727
2009	7.526994	9.009172	19.69%	190,685
2008*	10.000000	7.526994	-24.73%	127,318

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.075388	12.392648	2.63%	28,223
2013	9.899609	12.075388	21.98%	18,307
2012	8.802675	9.899609	12.46%	18,309
2011	9.407764	8.802675	-6.43%	30,839
2010	8.458991	9.407764	11.22%	30,842
2009	6.808767	8.458991	24.24%	36,930
2008*	10.000000	6.808767	-31.91%	15,821
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.797690	12.052135	2.16%	103,043
2013	10.805629	11.797690	9.18%	89,468
2012	10.004897	10.805629	8.00%	74,912
2011	10.220701	10.004897	-2.11%	80,840
2010	9.550512	10.220701	7.02%	90,477
2009	8.268590	9.550512	15.50%	66,315
2008*	10.000000	8.268590	-17.31%	61,215
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.567839	11.885069	2.74%	17,231
2013	12.042223	11.567839	-3.94%	18,833
2012	11.415554	12.042223	5.49%	19,345
2011	10.947201	11.415554	4.28%	18,567
2010	10.445512	10.947201	4.80%	22,425
2009	9.800405	10.445512	6.58%	32,437
2008*	10.000000	9.800405	-2.00%	5,573
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.511292	12.879285	2.94%	3,881
2013	13.013750	12.511292	-3.86%	3,450
2012	12.378536	13.013750	5.13%	3,572
2011	11.892035	12.378536	4.09%	3,213
2010	11.206811	11.892035	6.11%	1,078
2009	9.806200	11.206811	14.28%	1,080
2008*	10.000000	9.806200	-1.94%	313
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.503670	29.148854	-7.47%	0
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0
2006	25.556052	34.194184	33.80%	0
2005	19.675015	25.556052	29.89%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.083894	12.402262	2.63%	34,075
2013	12.832090	12.083894	-5.83%	39,009
2012	12.686748	12.832090	1.15%	43,068
2011	12.050888	12.686748	5.28%	46,944
2010	11.717690	12.050888	2.84%	54,229
2009	11.625974	11.717690	0.79%	69,044
2008	10.996208	11.625974	5.73%	66,479
2007	10.456077	10.996208	5.17%	24,301
2006	10.308192	10.456077	1.43%	14,202
2005	10.170039	10.308192	1.36%	3,417
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.836548	8.610632	-2.56%	11,456
2013	7.658091	8.836548	15.39%	7,050
2012	6.771668	7.658091	13.09%	9,643
2011	7.665647	6.771668	-11.66%	10,252
2010	6.911330	7.665647	10.91%	9,842
2009	5.439586	6.911330	27.06%	10,268
2008*	10.000000	5.439586	-45.60%	8,493
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
2007	10.827926	11.624236	7.35%	0
2006*	10.000000	10.827926	8.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.594794	23.282376	3.04%	6,970
2013	18.091136	22.594794	24.89%	4,503
2012	15.903701	18.091136	13.75%	4,503
2011	16.865953	15.903701	-5.71%	26,745
2010	14.990655	16.865953	12.51%	27,580
2009	12.006727	14.990655	24.85%	28,680
2008	19.370012	12.006727	-38.01%	25,570
2007	18.627254	19.370012	3.99%	17,963
2006	16.238229	18.627254	14.71%	10,289
2005	15.327674	16.238229	5.94%	10,289
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.664468	15.053137	2.65%	8,855
2013	13.172548	14.664468	11.33%	3,250
2012	12.269767	13.172548	7.36%	1,612
2011	12.390907	12.269767	-0.98%	1,614
2010	11.496080	12.390907	7.78%	1,617
2009*	10.000000	11.496080	14.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.651882	17.195659	3.27%	1,456
2013	14.197850	16.651882	17.28%	353
2012	12.887370	14.197850	10.17%	355
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.245320	13.506036	1.97%	42,252
2013	12.872988	13.245320	2.89%	42,981
2012	12.470780	12.872988	3.23%	74,013
2011	12.343508	12.470780	1.03%	53,842
2010	11.876288	12.343508	3.93%	55,007
2009	11.092429	11.876288	7.07%	56,139
2008	12.025824	11.092429	-7.76%	42,307
2007	11.628004	12.025824	3.42%	1,554
2006	11.158734	11.628004	4.21%	0
2005	11.004575	11.158734	1.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	18.004799	18.587309	3.24%	130,474
2013	15.728790	18.004799	14.47%	125,677
2012	14.462282	15.728790	8.76%	141,983
2011	14.740247	14.462282	-1.89%	130,811
2010	13.540200	14.740247	8.86%	152,597
2009	11.579600	13.540200	16.93%	142,432
2008	15.361218	11.579600	-24.62%	101,557
2007	14.813939	15.361218	3.69%	42,009
2006	13.553620	14.813939	9.30%	33,511
2005	13.107851	13.553620	3.40%	31,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.693940	21.317933	3.02%	39,547
2013	17.228554	20.693940	20.11%	40,326
2012	15.430735	17.228554	11.65%	50,575
2011	16.062594	15.430735	-3.93%	54,438
2010	14.503712	16.062594	10.75%	55,965
2009	11.879401	14.503712	22.09%	57,320
2008	17.641492	11.879401	-32.66%	47,468
2007	16.934317	17.641492	4.18%	26,984
2006	15.062418	16.934317	12.43%	16,821
2005	14.331913	15.062418	5.10%	7,841

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.679197	16.118498	2.80%	22,285
2013	14.457393	15.679197	8.45%	14,795
2012	13.634356	14.457393	6.04%	25,450
2011	13.610050	13.634356	0.18%	26,830
2010	12.778219	13.610050	6.51%	27,235
2009	11.364256	12.778219	12.44%	27,309
2008	13.628897	11.364256	-16.62%	19,893
2007	13.118511	13.628897	3.89%	17,806
2006	12.326824	13.118511	6.42%	8,231
2005	12.019327	12.326824	2.56%	618
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.406789	21.744225	6.55%	14,690
2013	15.255643	20.406789	33.77%	16,588
2012	13.125810	15.255643	16.23%	18,205
2011	13.714900	13.125810	-4.30%	19,713
2010	12.876575	13.714900	6.51%	19,798
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.352358	32.597239	7.40%	529
2013	23.242853	30.352358	30.59%	536
2012	20.159477	23.242853	15.29%	615
2011	21.074937	20.159477	-4.34%	688
2010	17.013868	21.074937	23.87%	656
2009	12.675571	17.013868	34.23%	725
2008	20.326795	12.675571	-37.64%	545
2007	19.256325	20.326795	5.56%	88
2006	17.852771	19.256325	7.86%	116
2005	16.225157	17.852771	10.03%	148
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.492846	9.317231	-1.85%	37,903
2013	9.671770	9.492846	-1.85%	38,670
2012	9.854573	9.671770	-1.86%	37,383
2011	10.039796	9.854573	-1.84%	29,748
2010	10.229014	10.039796	-1.85%	31,451
2009	10.417445	10.229014	-1.81%	31,894
2008	10.400214	10.417445	0.17%	22,129
2007	10.112656	10.400214	2.84%	4,407
2006	9.856226	10.112656	2.60%	1,217
2005	9.780540	9.856226	0.77%	1,213

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.375806	14.657831	1.96%	16,414
2013	14.813348	14.375806	-2.95%	11,351
2012	13.446101	14.813348	10.17%	8,427
2011	12.978836	13.446101	3.60%	7,956
2010	11.957409	12.978836	8.54%	8,413
2009	9.794737	11.957409	22.08%	8,558
2008	12.065711	9.794737	-18.82%	6,165
2007	11.750886	12.065711	2.68%	1,957
2006	11.419269	11.750886	2.90%	0
2005	11.385690	11.419269	0.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.787388	10.444650	-3.18%	12,019
2013	9.077393	10.787388	18.84%	13,854
2012	8.006280	9.077393	13.38%	21,850
2011	9.025504	8.006280	-11.29%	42,091
2010	8.080005	9.025504	11.70%	40,973
2009	6.048367	8.080005	33.59%	49,254
2008*	10.000000	6.048367	-39.52%	48,858
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.697538	14.802596	-11.35%	12,254
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	0
2007	21.316653	21.486728	0.80%	0
2006	17.742531	21.316653	20.14%	0
2005	16.170138	17.742531	9.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.897708	13.943797	8.11%	5,674
2013	9.776303	12.897708	31.93%	6,796
2012	8.576687	9.776303	13.99%	10,221
2011	9.029911	8.576687	-5.02%	18,158
2010	7.975139	9.029911	13.23%	19,521
2009	6.281640	7.975139	26.96%	32,439
2008*	10.000000	6.281640	-37.18%	1,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.232607	13.236140	8.20%	11,605
2013	9.230031	12.232607	32.53%	12,001
2012	7.997515	9.230031	15.41%	14,694
2011	8.676601	7.997515	-7.83%	16,201
2010	7.840677	8.676601	10.66%	15,203
2009	6.269802	7.840677	25.05%	15,155
2008*	10.000000	6.269802	-37.30%	6,777

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.723288	13.970409	1.80%	19,932
2013	10.087466	13.723288	36.04%	24,446
2012	8.965139	10.087466	12.52%	31,634
2011	9.559284	8.965139	-6.22%	43,541
2010	7.700979	9.559284	24.13%	49,201
2009	6.192315	7.700979	24.36%	56,894
2008*	10.000000	6.192315	-38.08%	30,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.630542	16.803960	14.86%	8,416
2013	10.986464	14.630542	33.17%	10,356
2012	9.621339	10.986464	14.19%	16,548
2011	10.035290	9.621339	-4.12%	29,146
2010	8.546437	10.035290	17.42%	29,543
2009	6.673995	8.546437	28.06%	33,342
2008*	10.000000	6.673995	-33.26%	38,142
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.481055	21.618773	0.64%	839
2013	15.203622	21.481055	41.29%	785
2012	13.697455	15.203622	11.00%	1,102
2011	14.076350	13.697455	-2.69%	1,254
2010	11.463564	14.076350	22.79%	1,255
2009	9.183081	11.463564	24.83%	1,345
2008	17.500830	9.183081	-47.53%	581
2007	16.285328	17.500830	7.46%	0
2006	16.110548	16.285328	1.08%	0
2005	15.234783	16.110548	5.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	31.030082	32.516441	4.79%	439
2013	22.577981	31.030082	37.44%	351
2012	19.121810	22.577981	18.07%	448
2011	20.605213	19.121810	-7.20%	534
2010	16.598802	20.605213	24.14%	496
2009	13.436896	16.598802	23.53%	524
2008	20.222599	13.436896	-33.56%	438
2007	22.211681	20.222599	-8.96%	0
2006	19.325182	22.211681	14.94%	0
2005	19.155578	19.325182	0.89%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	29.038058	28.659256	-1.30%	2,142
2013	21.049325	29.038058	37.95%	2,858
2012	18.612848	21.049325	13.09%	3,344
2011	20.131252	18.612848	-7.54%	3,750
2010	16.410976	20.131252	22.67%	4,482
2009	12.437959	16.410976	31.94%	4,649
2008	20.557672	12.437959	-39.50%	6,942
2007	20.557852	20.557672	0.00%	937
2006	18.741745	20.557852	9.69%	2,595
2005	17.047183	18.741745	9.94%	569
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.341629	21.227030	9.75%	6,209
2013	15.066929	19.341629	28.37%	8,194
2012	13.484355	15.066929	11.74%	12,306
2011	13.686234	13.484355	-1.48%	22,801
2010	12.315506	13.686234	11.13%	24,477
2009	9.993615	12.315506	23.23%	33,225
2008	17.438964	9.993615	-42.69%	38,139
2007	16.469458	17.438964	5.89%	21,939
2006	14.796175	16.469458	11.31%	17,363
2005	14.082839	14.796175	5.07%	4,512
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
2010	7.126472	9.080691	27.42%	0
2009	5.563279	7.126472	28.10%	0
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.655259	12.935645	10.99%	681
2013*	10.000000	11.655259	16.55%	760
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.301244	10.160615	-1.37%	45,580
2013	10.484347	10.301244	-1.75%	44,868
2012	10.318874	10.484347	1.60%	43,462
2011	10.378124	10.318874	-0.57%	38,610
2010	10.323906	10.378124	0.53%	40,722
2009	9.820295	10.323906	5.13%	38,830
2008*	10.000000	9.820295	-1.80%	24,554
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.975750	14.402673	-9.85%	7,554
2013	13.553328	15.975750	17.87%	9,200
2012	11.549727	13.553328	17.35%	14,691
2011	13.436871	11.549727	-14.04%	28,116
2010	12.873037	13.436871	4.38%	25,826
2009*	10.000000	12.873037	28.73%	35,134
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.128225	10.001498	-1.25%	16,777
2013	10.255879	10.128225	-1.24%	21,280
2012	9.989651	10.255879	2.67%	20,323
2011	10.148128	9.989651	-1.56%	18,851
2010	9.820384	10.148128	3.34%	24,365
2009	8.828835	9.820384	11.23%	35,513
2008	10.390631	8.828835	-15.03%	49,602
2007	10.105358	10.390631	2.82%	23,278
2006	9.880148	10.105358	2.28%	11,882
2005	9.922647	9.880148	-0.43%	727
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	19.057039	19.353617	1.56%	768
2013	13.313697	19.057039	43.14%	735
2012	12.465616	13.313697	6.80%	876
2011	12.836225	12.465616	-2.89%	1,007
2010	10.933729	12.836225	17.40%	1,005
2009	9.074922	10.933729	20.48%	1,022
2008	15.276455	9.074922	-40.60%	845
2007	15.486280	15.276455	-1.35%	0
2006	14.990135	15.486280	3.31%	0
2005	14.841809	14.990135	1.00%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	0
2010	12.879389	15.530501	20.58%	0
2009	9.984406	12.879389	29.00%	0
2008	16.798984	9.984406	9.98%	0
2007	15.906329	16.798984	5.61%	26,921
2006	14.252324	15.906329	11.61%	21,237
2005	13.588384	14.252324	4.89%	5,243

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.571159	28.619119	0.17%	0
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
2010	18.938318	21.507168	13.56%	0
2009	13.846190	18.938318	36.78%	0
2008	23.643183	13.846190	-41.44%	0
2007	22.710241	23.643183	4.11%	0
2006	19.714004	22.710241	15.20%	0
2005	17.608662	19.714004	11.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.798334	22.536709	8.36%	6,322
2013	16.121711	20.798334	29.01%	9,057
2012	14.086578	16.121711	14.45%	13,020
2011	14.396821	14.086578	-2.15%	24,512
2010	12.663841	14.396821	13.68%	26,160
2009	10.080586	12.663841	25.63%	32,657
2008	16.734981	10.080586	-39.76%	34,783
2007	16.372426	16.734981	2.21%	19,800
2006	14.535004	16.372426	12.64%	19,007
2005	14.004211	14.535004	3.79%	4,953
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	31.171298	34.160326	9.59%	1,697
2013	22.584078	31.171298	38.02%	1,759
2012	19.555273	22.584078	15.49%	2,134
2011	20.409488	19.555273	-4.19%	2,425
2010	16.897853	20.409488	20.78%	2,294
2009	12.577491	16.897853	34.35%	2,397
2008	20.670727	12.577491	-39.15%	10,503
2007	21.359870	20.670727	-3.23%	4,808
2006	18.979349	21.359870	12.54%	3,513
2005	17.623824	18.979349	7.69%	563
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.120998	9.078001	-0.47%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.348829	11.222225	-1.12%	27,867
2013	11.589647	11.348829	-2.08%	16,752
2012	11.166580	11.589647	3.79%	13,256
2011	11.262962	11.166580	-0.86%	12,792
2010	10.909511	11.262962	3.24%	12,416
2009*	10.000000	10.909511	9.10%	15,254
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.297503	10.528196	2.24%	9,815
2013	10.711515	10.297503	-3.87%	7,730
2012	9.967028	10.711515	7.47%	7,107
2011*	10.000000	9.967028	-0.33%	3,013
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.188898	19.768482	8.68%	0
2013	13.658539	18.188898	33.17%	0
2012	11.681125	13.658539	16.93%	0
2011	12.480136	11.681125	-6.40%	0
2010	11.116845	12.480136	12.26%	0
2009	8.725219	11.116845	27.41%	0
2008	14.501740	8.725219	-39.83%	0
2007	15.726340	14.501740	-7.79%	0
2006	13.822597	15.726340	13.77%	0
2005	13.382696	13.822597	3.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	0
2007	19.902453	21.166526	6.35%	0
2006	15.875772	19.902453	25.36%	0
2005	14.415757	15.875772	10.13%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.170216	21.721557	7.69%	0
2013	14.298193	20.170216	41.07%	0
2012	12.753699	14.298193	12.11%	0
2011	15.816854	12.753699	-19.37%	0
2010	13.340219	15.816854	18.57%	0
2009	8.292772	13.340219	60.87%	0
2008	13.418513	8.292772	-38.20%	0
2007	12.957523	13.418513	3.56%	0
2006	12.520549	12.957523	3.49%	0
2005	12.068798	12.520549	3.74%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.815778	12.474581	5.58%	3,444
2013	12.108751	11.815778	-2.42%	3,665
2012	11.298831	12.108751	7.17%	4,076
2011	10.921086	11.298831	3.46%	4,141
2010	10.412737	10.921086	4.88%	4,473
2009	9.699151	10.412737	7.36%	4,771
2008	11.035849	9.699151	-12.11%	27,566
2007	10.687295	11.035849	3.26%	19,508
2006	10.513789	10.687295	1.65%	11,528
2005	10.305973	10.513789	2.02%	3,238
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
2006	14.912555	16.218791	8.76%	0
2005	13.548609	14.912555	10.07%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.923692	19.291361	1.94%	0
2013	13.783246	18.923692	37.29%	0
2012	11.665045	13.783246	18.16%	0
2011	12.581669	11.665045	-7.29%	0
2010*	10.000000	12.581669	25.82%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.428352	22.563055	-3.69%	146
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	127
2012	15.007617	15.888672	5.87%	229
2011	16.026653	15.007617	-6.36%	0
2010	12.880121	16.026653	24.43%	248
2009	8.597067	12.880121	49.82%	91
2008	14.953827	8.597067	-42.51%	0
2007	13.388215	14.953827	11.69%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.612574	10.880466	2.52%	0
2013	9.422504	10.612574	12.63%	0
2012	8.421826	9.422504	11.88%	0
2011	9.252392	8.421826	-8.98%	0
2010	8.039690	9.252392	15.08%	0
2009	5.113776	8.039690	57.22%	0
2008	9.396451	5.113776	-45.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.120748	13.597513	3.63%	0
2013	13.701370	13.120748	-4.24%	0
2012	13.157999	13.701370	4.13%	0
2011	12.376523	13.157999	6.31%	0
2010	11.780515	12.376523	5.06%	0
2009	10.717117	11.780515	9.92%	0
2008	10.664172	10.717117	0.50%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.629909	23.190268	7.21%	0
2013	16.381751	21.629909	32.04%	0
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	0
2010	12.369671	13.687916	10.66%	0
2009	10.477260	12.369671	18.06%	0
2008	18.009437	10.477260	-41.82%	0
2007	17.509150	18.009437	2.86%	0
2006	15.256160	17.509150	14.77%	0
2005	14.867466	15.256160	2.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.940985	33.068485	6.88%	0
2013	22.915589	30.940985	35.02%	0
2012	19.718578	22.915589	16.21%	0
2011	21.996364	19.718578	-10.36%	121
2010	17.712365	21.996364	24.19%	404
2009	12.656476	17.712365	39.95%	501
2008	20.080310	12.656476	-36.97%	0
2007	20.163377	20.080310	-0.41%	0
2006	17.996918	20.163377	12.04%	0
2005	17.203603	17.996918	4.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.800244	12.971390	1.34%	0
2013	14.257120	12.800244	-10.22%	970
2012	13.534298	14.257120	5.34%	799
2011	12.345662	13.534298	9.63%	723
2010	11.971868	12.345662	3.12%	810
2009	11.072684	11.971868	8.12%	785
2008	11.469347	11.072684	-3.46%	830
2007	10.678841	11.469347	7.40%	1,020
2006	10.715015	10.678841	-0.34%	0
2005	10.753920	10.715015	-0.36%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.142143	23.298090	10.20%	0
2013	15.907058	21.142143	32.91%	0
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
2010	12.569760	14.040284	11.70%	0
2009	10.879530	12.569760	15.54%	0
2008	16.991635	10.879530	-35.97%	0
2007	17.397983	16.991635	-2.34%	0
2006	15.181408	17.397983	14.60%	0
2005	14.805759	15.181408	2.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.604954	22.355604	14.03%	199
2013	15.384498	19.604954	27.43%	904
2012	13.493507	15.384498	14.01%	993
2011	13.871247	13.493507	-2.72%	1,082
2010	11.884456	13.871247	16.72%	1,205
2009	9.333144	11.884456	27.34%	1,327
2008	12.603032	9.333144	-25.95%	1,312
2007	13.167878	12.603032	-4.29%	847
2006	11.164123	13.167878	17.95%	0
2005*	10.000000	11.164123	11.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.817822	14.817145	0.00%	2,076
2013	13.201631	14.817822	12.24%	1,966
2012	12.238163	13.201631	7.87%	1,884
2011	12.945958	12.238163	-5.47%	7,012
2010	12.022984	12.945958	7.68%	6,938
2009*	10.000000	12.022984	20.23%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.655858	32.644837	3.12%	389
2013	22.931911	31.655858	38.04%	703
2012	20.197605	22.931911	13.54%	1,021
2011	20.472792	20.197605	-1.34%	1,172
2010	16.585419	20.472792	23.44%	1,145
2009	13.522499	16.585419	22.65%	246
2008	19.953186	13.522499	-32.23%	210
2007	20.475926	19.953186	-2.55%	0
2006	18.242482	20.475926	12.24%	0
2005	17.340425	18.242482	5.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.317470	23.652867	10.96%	0
2013	16.499065	21.317470	29.20%	0
2012	14.565437	16.499065	13.28%	0
2011	14.610202	14.565437	-0.31%	0
2010	13.002769	14.610202	12.36%	173
2009	10.515790	13.002769	23.65%	230
2008	17.102642	10.515790	-38.51%	259
2007	16.606789	17.102642	2.99%	0
2006	14.693228	16.606789	13.02%	0
2005	14.341131	14.693228	2.46%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.182714	21.348894	5.78%	0
2013	17.027376	20.182714	18.53%	0
2012	15.760197	17.027376	8.04%	0
2011	14.773644	15.760197	6.68%	188
2010	13.090190	14.773644	12.86%	748
2009	10.916979	13.090190	19.91%	868
2008	15.835261	10.916979	-31.06%	0
2007	15.108418	15.835261	4.81%	0
2006	13.252291	15.108418	14.01%	0
2005	12.973992	13.252291	2.15%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0
2006	15.486336	15.727766	1.56%	0
2005	14.954456	15.486336	3.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.030839	9.896565	-1.34%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	16.013809	15.500480	-3.21%	0
2013	14.058509	16.013809	13.91%	0
2012	13.025410	14.058509	7.93%	0
2011	14.051238	13.025410	-7.30%	0
2010	12.674512	14.051238	10.86%	0
2009	11.406802	12.674512	11.11%	0
2008	16.532909	11.406802	-31.01%	0
2007	15.372699	16.532909	7.55%	0
2006	13.533690	15.372699	13.59%	0
2005	13.565101	13.533690	-0.23%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.995383	13.196311	1.55%	0
2013	13.148399	12.995383	-1.16%	0
2012	12.246801	13.148399	7.36%	0
2011	12.239736	12.246801	0.06%	0
2010	11.522442	12.239736	6.23%	0
2009	9.775256	11.522442	17.87%	0
2008	10.778693	9.775256	-9.31%	0
2007	10.451360	10.778693	3.13%	0
2006	10.251388	10.451360	1.95%	0
2005	10.347262	10.251388	-0.93%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.261806	14.580006	2.23%	0
2013	12.843160	14.261806	11.05%	0
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	5,448
2010	10.879123	12.011480	10.41%	5,448
2009	8.946637	10.879123	21.60%	0
2008	12.187475	8.946637	-26.59%	0
2007	11.459629	12.187475	6.35%	0
2006	10.659740	11.459629	7.50%	0
2005*	10.000000	10.659740	6.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.732914	15.117152	2.61%	0
2013	12.987588	14.732914	13.44%	0
2012	11.709234	12.987588	10.92%	0
2011	12.085604	11.709234	-3.11%	0
2010	10.775514	12.085604	12.16%	0
2009	8.544816	10.775514	26.11%	0
2008	12.962220	8.544816	-34.08%	0
2007	12.016865	12.962220	7.87%	0
2006	10.965440	12.016865	9.59%	0
2005*	10.000000	10.965440	9.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.352551	15.775219	2.75%	0
2013	12.890194	15.352551	19.10%	0
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
2010	10.526448	11.967527	13.69%	0
2009	8.179923	10.526448	28.69%	0
2008	13.486807	8.179923	-39.35%	0
2007	12.377930	13.486807	8.96%	0
2006	11.172924	12.377930	10.79%	0
2005*	10.000000	11.172924	11.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	0
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	0
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	0
2008	21.809443	9.754586	-55.27%	0
2007	15.266216	21.809443	42.86%	0
2006	13.343898	15.266216	14.41%	0
2005*	10.000000	13.343898	33.44%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.671592	21.998395	6.42%	232
2013	16.484547	20.671592	25.40%	762
2012	14.356092	16.484547	14.83%	807
2011	14.538381	14.356092	-1.25%	901
2010	12.896015	14.538381	12.74%	898
2009	10.121211	12.896015	27.42%	1,113
2008	18.041852	10.121211	-43.90%	1,217
2007	18.162116	18.041852	-0.66%	870
2006	15.436486	18.162116	17.66%	397
2005	14.904344	15.436486	3.57%	402
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.730808	23.665675	8.90%	0
2013	16.287778	21.730808	33.42%	0
2012	14.513585	16.287778	12.22%	0
2011	14.798905	14.513585	-1.93%	0
2010	12.179100	14.798905	21.51%	0
2009	9.701850	12.179100	25.53%	0
2008	18.770011	9.701850	-48.31%	0
2007	15.107734	18.770011	24.24%	0
2006	14.449853	15.107734	4.55%	0
2005	13.960697	14.449853	3.50%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.941766	13.409124	3.61%	3,288
2013	13.470981	12.941766	-3.93%	11,526
2012	13.003819	13.470981	3.59%	11,469
2011	12.383743	13.003819	5.01%	10,732
2010	11.737617	12.383743	5.50%	13,605
2009	10.361987	11.737617	13.28%	23,909
2008	10.941424	10.361987	-5.30%	22,377
2007	10.716787	10.941424	2.10%	26,677
2006	10.489860	10.716787	2.16%	3,839
2005	10.493632	10.489860	-0.04%	1,532
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.865563	35.225926	4.02%	561
2013	25.407524	33.865563	33.29%	976
2012	22.608391	25.407524	12.38%	1,077
2011	25.851085	22.608391	-12.54%	1,105
2010	20.495432	25.851085	26.13%	1,015
2009	14.949542	20.495432	37.10%	1,143
2008	25.233984	14.949542	-40.76%	1,136
2007	22.304255	25.233984	13.14%	426
2006	20.226375	22.304255	10.27%	0
2005	17.469531	20.226375	15.78%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.337912	20.994885	-10.04%	0
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
2008	25.331974	13.925774	-45.03%	0
2007	22.062847	25.331974	14.82%	0
2006	19.095216	22.062847	15.54%	0
2005	16.386129	19.095216	16.53%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.406281	29.681507	4.49%	0
2013	22.242473	28.406281	27.71%	0
2012	17.844621	22.242473	24.65%	0
2011	19.996905	17.844621	-10.76%	0
2010	16.134375	19.996905	23.94%	0
2009	10.465552	16.134375	54.17%	0
2008	21.900932	10.465552	-52.21%	183
2007	21.175246	21.900932	3.43%	145
2006	18.605749	21.175246	13.81%	153
2005	18.515721	18.605749	0.49%	156
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.526778	24.026457	6.66%	0
2013	17.706096	22.526778	27.23%	0
2012	16.121426	17.706096	9.83%	0
2011	15.502967	16.121426	3.99%	0
2010	13.098837	15.502967	18.35%	935
2009	11.378953	13.098837	15.11%	1,379
2008	15.911706	11.378953	-28.49%	1,552
2007	16.669638	15.911706	-4.55%	1,588
2006	14.507449	16.669638	14.90%	1,576
2005	14.297719	14.507449	1.47%	1,775
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.352499	30.932311	-1.34%	444
2013	23.458456	31.352499	33.65%	1,739
2012	20.199535	23.458456	16.13%	2,408
2011	21.394517	20.199535	-5.59%	2,808
2010	17.008342	21.394517	25.79%	2,594
2009	13.423922	17.008342	26.70%	5,499
2008	20.429698	13.423922	-34.29%	513
2007	21.335411	20.429698	-4.25%	514
2006	18.590572	21.335411	14.76%	0
2005	17.422161	18.590572	6.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.854884	20.796462	-12.82%	641
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
2008	23.256678	13.602152	-41.51%	0
2007	20.535305	23.256678	13.25%	0
2006	17.235606	20.535305	19.14%	0
2005	15.946817	17.235606	8.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.714098	9.704198	-0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.058194	11.038060	-8.46%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.999201	13.733063	5.65%	424
2013	9.700224	12.999201	34.01%	424
2012*	10.000000	9.700224	-3.00%	424
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.453681	15.291121	-7.07%	1,960
2013	13.403631	16.453681	22.76%	1,911
2012	11.465232	13.403631	16.91%	1,946
2011	12.594443	11.465232	-8.97%	1,958
2010	11.813349	12.594443	6.61%	1,954
2009*	10.000000	11.813349	18.13%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.676176	11.672514	-0.03%	0
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.781700	13.525582	5.82%	0
2013	10.027212	12.781700	27.47%	0
2012*	10.000000	10.027212	0.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
2008	15.107969	12.440541	-17.66%	0
2007	13.965464	15.107969	8.18%	0
2006	12.892454	13.965464	8.32%	0
2005	12.206327	12.892454	5.62%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.512448	28.211085	6.41%	600
2013	20.648287	26.512448	28.40%	611
2012	16.994419	20.648287	21.50%	605
2011	18.615134	16.994419	-8.71%	693
2010	17.820786	18.615134	4.46%	651
2009	12.441048	17.820786	43.24%	0
2008	22.773483	12.441048	-45.37%	0
2007	16.991824	22.773483	34.03%	0
2006	15.873002	16.991824	7.05%	0
2005	14.374535	15.873002	10.42%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.174652	14.132468	7.27%	1,165
2013	9.919190	13.174652	32.82%	1,251
2012*	10.000000	9.919190	-0.81%	1,259
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.584898	28.097194	-13.77%	686
2013	29.064944	32.584898	12.11%	697
2012	26.178725	29.064944	11.03%	677
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.107912	39.063570	25.57%	0
2006	21.624889	31.107912	43.85%	0
2005	16.706250	21.624889	29.44%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.802776	9.170548	-6.45%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.490391	26.476228	8.11%	2,364
2013	18.410922	24.490391	33.02%	5,374
2012	16.196003	18.410922	13.68%	6,899
2011	16.586416	16.196003	-2.35%	7,813
2010	15.202306	16.586416	9.10%	7,957
2009	12.655437	15.202306	20.12%	12,042
2008	19.181453	12.655437	-34.02%	1,280
2007	18.174822	19.181453	5.54%	0
2006	15.373351	18.174822	18.22%	0
2005	14.718395	15.373351	4.45%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.813949	13.958497	8.93%	0
2013	10.093554	12.813949	26.95%	0
2012	9.043284	10.093554	11.61%	0
2011*	10.000000	9.043284	-9.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.664564	21.788715	10.80%	239
2013	15.223591	19.664564	29.17%	1,370
2012	13.560253	15.223591	12.27%	1,473
2011	13.755440	13.560253	-1.42%	1,624
2010	12.391945	13.755440	11.00%	1,588
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.520609	13.925629	3.00%	11,079
2013	11.179298	13.520609	20.94%	12,506
2012	9.848461	11.179298	13.51%	14,052
2011	9.946387	9.848461	-0.98%	14,929
2010	9.051196	9.946387	9.89%	15,762
2009	7.476026	9.051196	21.07%	9,720
2008	10.852373	7.476026	-31.11%	4,756
2007	10.423562	10.852373	4.11%	4,432
2006*	10.000000	10.423562	4.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.851746	11.175554	2.98%	13,970
2013	11.354174	10.851746	-4.43%	17,686
2012	11.026950	11.354174	2.97%	16,155
2011	10.631394	11.026950	3.72%	15,566
2010	10.224777	10.631394	3.98%	16,348
2009	9.293622	10.224777	10.02%	11,154
2008	10.511339	9.293622	-11.58%	7,394
2007	10.405716	10.511339	1.02%	6,841
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.743616	14.728967	-0.10%	288
2013	11.682902	14.743616	26.20%	286
2012	9.755085	11.682902	19.76%	312
2011	10.964407	9.755085	-11.03%	331
2010	10.041819	10.964407	9.19%	416
2009	7.228832	10.041819	38.91%	447
2008	12.009005	7.228832	-39.80%	496
2007	10.705080	12.009005	12.18%	0
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.285877	14.084823	6.01%	1,158
2013	10.449057	13.285877	27.15%	1,200
2012	9.073017	10.449057	15.17%	3,066
2011	9.703303	9.073017	-6.50%	3,152
2010	8.368558	9.703303	15.95%	3,144
2009	6.146783	8.368558	36.15%	3,167
2008	11.232271	6.146783	-45.28%	2,453
2007	10.233395	11.232271	9.76%	1,089
2006*	10.000000	10.233395	2.33%	1,132
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.898520	12.866251	8.13%	13,016
2013	9.121605	11.898520	30.44%	16,675
2012	7.943317	9.121605	14.83%	21,489
2011	8.282008	7.943317	-4.09%	22,825
2010	7.607377	8.282008	8.87%	23,705
2009	5.933653	7.607377	28.21%	16,043
2008	9.766249	5.933653	-39.24%	7,735
2007*	10.000000	9.766249	-2.34%	6,177

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.115246	19.230296	0.60%	0
2013	18.198416	19.115246	5.04%	0
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0
2010	14.323849	15.900227	11.01%	0
2009	10.000827	14.323849	43.23%	0
2008	14.157191	10.000827	-29.36%	0
2007	13.994206	14.157191	1.16%	0
2006	12.896942	13.994206	8.51%	0
2005	12.840387	12.896942	0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.247052	23.772465	6.86%	686
2013	16.761045	22.247052	32.73%	1,722
2012	14.459057	16.761045	15.92%	2,487
2011	15.124134	14.459057	-4.40%	2,712
2010	13.354195	15.124134	13.25%	2,632
2009	10.612760	13.354195	25.83%	1,468
2008	17.232540	10.612760	-38.41%	1,789
2007	18.038387	17.232540	-4.47%	9,714
2006	15.911026	18.038387	13.37%	2,876
2005	15.601811	15.911026	1.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	0
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	0
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.414785	14.542980	8.41%	2,381
2013	9.869532	13.414785	35.92%	7,461
2012	9.032885	9.869532	9.26%	10,492
2011	9.518329	9.032885	-5.10%	11,180
2010	7.852367	9.518329	21.22%	11,188
2009	6.097700	7.852367	28.78%	23,859
2008*	10.000000	6.097700	-39.02%	25,610
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	28,450
2010	9.271131	10.041489	8.31%	29,661
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.090408	12.417839	2.71%	45,725
2013	10.164913	12.090408	18.94%	74,201
2012	9.118259	10.164913	11.48%	84,067
2011	9.626400	9.118259	-5.28%	84,070
2010	8.731043	9.626400	10.25%	84,074
2009	7.168050	8.731043	21.80%	31,823
2008*	10.000000	7.168050	-28.32%	31,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.004106	12.314199	2.58%	21,179
2013	10.387149	12.004106	15.57%	26,139
2012	9.423149	10.387149	10.23%	24,114
2011	9.834684	9.423149	-4.18%	22,223
2010	9.001521	9.834684	9.26%	22,378
2009	7.524429	9.001521	19.63%	2,784
2008*	10.000000	7.524429	-24.76%	2,787

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	25,921
2011	9.394982	8.786246	-6.48%	25,921
2010	8.451804	9.394982	11.16%	25,921
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	12,669
2010	9.542396	10.206821	6.96%	12,669
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.534508	11.844788	2.69%	1,949
2013	12.013637	11.534508	-3.99%	6,429
2012	11.394264	12.013637	5.44%	5,629
2011	10.932331	11.394264	4.23%	5,548
2010	10.436645	10.932331	4.75%	6,454
2009	9.797071	10.436645	6.53%	13,013
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.475226	12.835626	2.89%	1,743
2013	12.982845	12.475226	-3.91%	1,709
2012	12.355457	12.982845	5.08%	1,437
2011	11.875895	12.355457	4.04%	1,856
2010	11.197302	11.875895	6.06%	3,675
2009	9.802870	11.197302	14.22%	3,931
2008*	10.000000	9.802870	-1.97%	1,575
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.329556	28.972987	-7.52%	375
2013	31.799987	31.329556	-1.48%	0
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
2008	48.603481	20.058004	-58.73%	0
2007	34.126891	48.603481	42.42%	0
2006	25.518716	34.126891	33.73%	0
2005	19.656249	25.518716	29.82%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	12.017128	12.327439	2.58%	2,947
2013	12.767690	12.017128	-5.88%	7,529
2012	12.629525	12.767690	1.09%	7,982
2011	12.002636	12.629525	5.22%	7,524
2010	11.676717	12.002636	2.79%	9,287
2009	11.591228	11.676717	0.74%	19,238
2008	10.968931	11.591228	5.67%	21,608
2007	10.435493	10.968931	5.11%	22,068
2006	10.293118	10.435493	1.38%	2,634
2005	10.160331	10.293118	1.31%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
2008*	10.000000	5.437726	-45.62%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.469946	23.141938	2.99%	0
2013	18.000330	22.469946	24.83%	0
2012	15.831952	18.000330	13.70%	1,242
2011	16.798410	15.831952	-5.75%	3,477
2010	14.938226	16.798410	12.45%	3,479
2009	11.970822	14.938226	24.79%	3,481
2008	19.321952	11.970822	-38.05%	4,641
2007	18.590551	19.321952	3.93%	4,645
2006	16.214476	18.590551	14.65%	4,770
2005	15.313030	16.214476	5.89%	3,517
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.172122	13.424552	1.92%	0
2013	12.808368	13.172122	2.84%	0
2012	12.414523	12.808368	3.17%	1,902
2011	12.294075	12.414523	0.98%	1,904
2010	11.834748	12.294075	3.88%	0
2009	11.059266	11.834748	7.01%	0
2008	11.995994	11.059266	-7.81%	0
2007	11.605099	11.995994	3.37%	0
2006	11.142419	11.605099	4.15%	0
2005	10.994065	11.142419	1.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.905306	18.475185	3.18%	23,966
2013	15.649848	17.905306	14.41%	39,051
2012	14.397048	15.649848	8.70%	37,010
2011	14.681233	14.397048	-1.94%	42,384
2010	13.492861	14.681233	8.81%	42,572
2009	11.544996	13.492861	16.87%	36,373
2008	15.323115	11.544996	-24.66%	38,313
2007	14.784773	15.323115	3.64%	64,499
2006	13.533804	14.784773	9.24%	29,601
2005	13.095335	13.533804	3.35%	29,601
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.579667	21.189410	2.96%	23,595
2013	17.142124	20.579667	20.05%	26,995
2012	15.361157	17.142124	11.59%	33,216
2011	15.998294	15.361157	-3.98%	35,159
2010	14.453011	15.998294	10.69%	38,520
2009	11.843910	14.453011	22.03%	39,152
2008	17.597773	11.843910	-32.70%	39,143
2007	16.900988	17.597773	4.12%	34,135
2006	15.040415	16.900988	12.37%	5,966
2005	14.318239	15.040415	5.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.592498	16.021199	2.75%	1,414
2013	14.384780	15.592498	8.40%	5,283
2012	13.572810	14.384780	5.98%	5,437
2011	13.555512	13.572810	0.13%	8,303
2010	12.733498	13.555512	6.46%	8,520
2009	11.330274	12.733498	12.38%	8,476
2008	13.595082	11.330274	-16.66%	8,553
2007	13.092663	13.595082	3.84%	6,736
2006	12.308781	13.092663	6.37%	0
2005	12.007837	12.308781	2.51%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.358343	21.681561	6.50%	280
2013	15.227174	20.358343	33.70%	1,387
2012	13.108013	15.227174	16.17%	1,503
2011	13.703267	13.108013	-4.34%	1,813
2010	12.872203	13.703267	6.46%	3,234
2009*	10.000000	12.872203	28.72%	556
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.184581	32.400545	7.34%	992
2013	23.126160	30.184581	30.52%	1,027
2012	20.068510	23.126160	15.24%	1,100
2011	20.990505	20.068510	-4.39%	1,166
2010	16.954335	20.990505	23.81%	1,247
2009	12.637660	16.954335	34.16%	0
2008	20.276352	12.637660	-37.67%	155
2007	19.218377	12.637660	-37.67%	155
2006	17.826650	19.218377	7.81%	167
2005	16.209651	17.826650	9.98%	159
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.440188	9.260828	-1.90%	1,366
2013	9.623025	9.440188	-1.90%	2,666
2012	9.809916	9.623025	-1.91%	2,388
2011	9.999381	9.809916	-1.89%	2,738
2010	10.193034	9.999381	-1.90%	4,408
2009	10.386092	10.193034	-1.86%	5,349
2008	10.374196	10.386092	0.11%	4,172
2007	10.092529	10.374196	2.79%	6,133
2006	9.841607	10.092529	2.55%	0
2005	9.770998	9.841607	0.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.296383	14.569421	1.91%	843
2013	14.739016	14.296383	-3.00%	823
2012	13.385466	14.739016	10.11%	720
2011	12.926876	13.385466	3.55%	675
2010	11.915595	12.926876	8.49%	2,327
2009	9.765464	11.915595	22.02%	2,485
2008	12.035787	9.765464	-18.86%	2,697
2007	11.727753	12.035787	2.63%	1,170
2006	11.402579	11.727753	2.85%	1,170
2005	11.374821	11.402579	0.24%	1,412
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.756269	10.409209	-3.23%	3,398
2013	9.055819	10.756269	18.78%	9,213
2012	7.991327	9.055819	13.32%	12,636
2011	9.013234	7.991327	-11.34%	13,020
2010	8.073129	9.013234	11.64%	12,144
2009	6.046307	8.073129	33.52%	21,147
2008*	10.000000	6.046307	-39.54%	21,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.607022	14.714840	-11.39%	214
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
2008	21.435702	11.254121	-47.50%	0
2007	21.276929	21.435702	0.75%	0
2006	17.718460	21.276929	20.08%	0
2005	16.156405	17.718460	9.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.860528	13.896514	8.06%	5,142
2013	9.753079	12.860528	31.86%	7,185
2012	8.560684	9.753079	13.93%	8,361
2011	9.017642	8.560684	-5.07%	8,877
2010	7.968351	9.017642	13.17%	9,058
2009	6.279499	7.968351	26.89%	12,686
2008*	10.000000	6.279499	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.683694	13.923002	1.75%	1,311
2013	10.063484	13.683694	35.97%	3,628
2012	8.948400	10.063484	12.46%	5,361
2011	9.546287	8.948400	-6.26%	5,979
2010	7.694421	9.546287	24.07%	6,201
2009	6.190195	7.694421	24.30%	10,751
2008*	10.000000	6.190195	-38.10%	8,834
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.588339	16.746957	14.80%	1,569
2013	10.960352	14.588339	33.10%	4,439
2012	9.603374	10.960352	14.13%	6,719
2011	10.021648	9.603374	-4.17%	7,389
2010	8.539166	10.021648	17.36%	7,321
2009	6.671710	8.539166	27.99%	12,481
2008*	10.000000	6.671710	-33.28%	16,149
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.362359	21.488363	0.59%	0
2013	15.127310	21.362359	41.22%	0
2012	13.635678	15.127310	10.94%	0
2011	14.019988	13.635678	-2.74%	0
2010	11.423473	14.019988	22.73%	0
2009	9.155626	11.423473	24.77%	0
2008	17.457427	9.155626	-47.55%	0
2007	16.253267	17.457427	7.41%	0
2006	16.087013	16.253267	1.03%	0
2005	15.220250	16.087013	5.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.858565	32.320245	4.74%	0
2013	22.464619	30.858565	37.37%	0
2012	19.035527	22.464619	18.01%	0
2011	20.522673	19.035527	-7.25%	0
2010	16.540743	20.522673	24.07%	0
2009	13.396714	16.540743	23.47%	0
2008	20.172428	13.396714	-33.59%	0
2007	22.167952	20.172428	-9.00%	0
2006	19.296940	22.167952	14.88%	0
2005	19.137305	19.296940	0.83%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.877573	28.486340	-1.35%	0
2013	20.943650	28.877573	37.88%	0
2012	18.528870	20.943650	13.03%	0
2011	20.050607	18.528870	-7.59%	0
2010	16.353562	20.050607	22.61%	0
2009	12.400766	16.353562	31.88%	0
2008	20.506677	12.400766	-39.53%	1,593
2007	20.517363	20.506677	-0.05%	1,404
2006	18.714350	20.517363	9.63%	576
2005	17.030906	18.714350	9.88%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.234771	21.099002	9.69%	1,632
2013	14.991310	19.234771	28.31%	6,467
2012	13.423528	14.991310	11.68%	8,261
2011	13.631425	13.423528	-1.53%	9,067
2010	12.272429	13.631425	11.07%	9,024
2009	9.963734	12.272429	23.17%	17,084
2008	17.395702	9.963734	-42.72%	18,485
2007	16.437022	17.395702	5.83%	15,084
2006	14.774541	16.437022	11.25%	3,882
2005	14.069386	14.774541	5.01%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	0
2012	9.442513	10.706016	13.38%	0
2011	9.068332	9.442513	4.13%	0
2010	7.120392	9.068332	27.36%	0
2009	5.561369	7.120392	28.03%	0
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.271556	10.126166	-1.42%	811
2013	10.459462	10.271556	-1.80%	1,997
2012	10.299643	10.459462	1.55%	1,752
2011	10.364036	10.299643	-0.62%	1,512
2010	10.315146	10.364036	0.47%	1,563
2009	9.816966	10.315146	5.07%	1,450
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.937803	14.361135	-9.89%	2,366
2013	13.528022	15.937803	17.81%	6,379
2012	11.534051	13.528022	17.29%	8,949
2011	13.425459	11.534051	-14.09%	9,171
2010	12.868657	13.425459	4.33%	7,986
2009*	10.000000	12.868657	28.69%	16,387
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.072317	9.941211	-1.30%	1,827
2013	10.204455	10.072317	-1.29%	4,981
2012	9.944622	10.204455	2.61%	4,491
2011	10.107513	9.944622	-1.61%	4,800
2010	9.786068	10.107513	3.28%	6,491
2009	8.802463	9.786068	11.17%	12,188
2008	10.364868	8.802463	-15.07%	22,059
2007	10.085460	10.364868	2.77%	23,962
2006	9.865705	10.085460	2.23%	1,636
2005	9.913174	9.865705	-0.48%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.951730	19.236865	1.50%	0
2013	13.246867	18.951730	43.07%	0
2012	12.409365	13.246867	6.75%	0
2011	12.784809	12.409365	-2.94%	0
2010	10.895471	12.784809	17.34%	0
2009	9.047786	10.895471	20.42%	0
2008	15.238548	9.047786	-40.63%	0
2007	15.455776	15.238548	-1.41%	0
2006	14.968216	15.455776	3.26%	0
2005	14.827644	14.968216	0.95%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	0
2008	16.759067	9.955586	-40.60%	0
2007	15.876667	16.759067	5.56%	18,353
2006	14.232977	15.876667	11.55%	4,766
2005	13.576843	14.232977	4.83%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.413304	28.446498	0.12%	0
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
2010	18.872103	21.421068	13.51%	0
2009	13.804815	18.872103	36.71%	0
2008	23.584582	13.804815	-41.47%	0
2007	22.665556	23.584582	4.05%	0
2006	19.685210	22.665556	15.14%	0
2005	17.591871	19.685210	11.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.911429	9.965364	0.54%	0
2013	10.140617	9.911429	-2.26%	0
2012*	10.000000	10.140617	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.997256	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.683395	22.400745	8.30%	1,591
2013	16.040777	20.683395	28.94%	5,205
2012	14.023013	16.040777	14.39%	6,820
2011	14.339142	14.023013	-2.20%	7,725
2010	12.619523	14.339142	13.63%	7,736
2009	10.050430	12.619523	25.56%	14,437
2008	16.693442	10.050430	-39.79%	15,418
2007	16.340170	16.693442	2.16%	14,083
2006	14.513743	16.340170	12.58%	4,438
2005	13.990832	14.513743	3.74%	194
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.999060	33.954264	9.53%	138
2013	22.470720	30.999060	37.95%	133
2012	19.467057	22.470720	15.43%	160
2011	20.327750	19.467057	-4.23%	182
2010	16.838740	20.327750	20.72%	172
2009	12.539886	16.838740	34.28%	180
2008	20.619456	12.539886	-39.18%	4,655
2007	21.317808	20.619456	-3.28%	2,765
2006	18.951604	21.317808	12.49%	828
2005	17.607016	18.951604	7.64%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.117876	9.070274	-0.52%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.321857	11.189853	-1.17%	1,391
2013	11.568009	11.321857	-2.13%	3,786
2012	11.151424	11.568009	3.74%	4,171
2011	11.253389	11.151424	-0.91%	4,078
2010	10.905794	11.253389	3.19%	5,164
2009*	10.000000	10.905794	9.06%	8,010
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	18.090304	19.651316	8.63%	0
2013	13.591425	18.090304	33.10%	0
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	0
2008	14.467322	8.700061	-39.86%	0
2007	15.697055	14.467322	-7.83%	0
2006	13.803856	15.697055	13.72%	0
2005	13.371334	13.803856	3.23%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
2006	15.854247	19.865381	25.30%	0
2005	14.403520	15.854247	10.07%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	20.060905	21.592832	7.64%	0
2013	14.227952	20.060905	41.00%	0
2012	12.697532	14.227952	12.05%	0
2011	15.755217	12.697532	-19.41%	0
2010	13.294992	15.755217	18.50%	0
2009	8.268867	13.294992	60.78%	0
2008	13.386660	8.268867	-38.23%	0
2007	12.933390	13.386660	3.50%	0
2006	12.503574	12.933390	3.44%	0
2005	12.058562	12.503574	3.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
2008	11.009612	9.671154	-12.16%	14,649
2007	10.667339	11.009612	3.21%	18,120
2006	10.499491	10.667339	1.60%	2,064
2005	10.297210	10.499491	1.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
2008	16.891896	14.088532	-16.60%	0
2007	16.185813	16.891896	4.36%	0
2006	14.889797	16.185813	8.70%	0
2005	13.534807	14.889797	10.01%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.890370	19.247577	1.89%	0
2013	13.765979	18.890370	37.23%	0
2012	11.656381	13.765979	18.10%	0
2011	12.578726	11.656381	-7.33%	0
2010*	10.000000	12.578726	25.79%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.319615	22.446886	-3.74%	0
2014	23.319615	22.446886	-3.74%	0
2013	15.822984	23.319615	47.38%	0
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0
2008	14.930018	8.578995	-42.54%	0
2007	13.373755	14.930018	11.64%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.576538	10.838004	2.47%	0
2013	9.395299	10.576538	12.57%	0
2012	8.401798	9.395299	11.82%	0
2011	9.235086	8.401798	-9.02%	0
2010	8.028741	9.235086	15.03%	0
2009	5.109421	8.028741	57.14%	0
2008	9.393259	5.109421	-45.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	13.059904	13.527571	3.58%	0
2013	13.644779	13.059904	-4.29%	0
2012	13.110336	13.644779	4.08%	0
2011	12.337946	13.110336	6.26%	0
2010	11.749784	12.337946	5.01%	0
2009	10.694609	11.749784	9.87%	0
2008	10.647199	10.694609	0.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
2008	17.964756	10.445924	-41.85%	0
2007	17.474675	17.964756	2.80%	0
2006	15.233868	17.474675	14.71%	0
2005	14.853284	15.233868	2.56%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.769933	32.868914	6.82%	0
2013	22.800524	30.769933	34.95%	0
2012	19.629588	22.800524	16.15%	0
2011	21.908237	19.629588	-10.40%	0
2010	17.650383	21.908237	24.12%	0
2009	12.618626	17.650383	39.88%	0
2008	20.030494	12.618626	-37.00%	0
2007	20.123674	20.030494	-0.46%	0
2006	17.970616	20.123674	11.98%	0
2005	17.187195	17.970616	4.56%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.728673	12.892289	1.29%	0
2013	14.184631	12.728673	-10.26%	0
2012	13.472357	14.184631	5.29%	0
2011	12.295411	13.472357	9.57%	0
2010	11.929218	12.295411	3.07%	0
2009	11.038864	11.929218	8.07%	0
2008	11.440148	11.038864	-3.51%	0
2007	10.657116	11.440148	7.35%	0
2006	10.698655	10.657116	-0.39%	0
2005	10.742961	10.698655	-0.41%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	0
2005	14.791613	15.159191	2.49%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.518511	22.245681	13.97%	0
2013	15.324475	19.518511	27.37%	0
2012	13.447730	15.324475	13.96%	0
2011	13.831236	13.447730	-2.77%	0
2010	11.856213	13.831236	16.66%	0
2009	9.315701	11.856213	27.27%	0
2008	12.585912	9.315701	-25.98%	0
2007	13.156741	12.585912	-4.34%	0
2006	11.160354	13.156741	17.89%	0
2005*	10.000000	11.160354	11.60%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.180737	12.614223	3.56%	0
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.480821	32.447778	3.07%	0
2013	22.816722	31.480821	37.97%	0
2012	20.106417	22.816722	13.48%	0
2011	20.390739	20.106417	-1.39%	0
2010	16.527358	20.390739	23.38%	0
2009	13.482033	16.527358	22.59%	0
2008	19.903666	13.482033	-32.26%	0
2007	20.435589	19.903666	-2.60%	0
2006	18.215806	20.435589	12.19%	0
2005	17.323874	18.215806	5.15%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.199542	23.510032	10.90%	0
2013	16.416157	21.199542	29.14%	0
2012	14.499648	16.416157	13.22%	0
2011	14.551624	14.499648	-0.36%	0
2010	12.957235	14.551624	12.31%	139
2009	10.484318	12.957235	23.59%	139
2008	17.060175	10.484318	-38.55%	139
2007	16.574042	17.060175	2.93%	139
2006	14.671716	16.574042	12.97%	139
2005	14.327417	14.671716	2.40%	140

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	20.071167	21.220085	5.72%	0
2013	16.941897	20.071167	18.47%	0
2012	15.689093	16.941897	7.99%	0
2011	14.714455	15.689093	6.62%	0
2010	13.044385	14.714455	12.80%	0
2009	10.884321	13.044385	19.85%	0
2008	15.795961	10.884321	-31.09%	0
2007	15.078643	15.795961	4.76%	0
2006	13.232899	15.078643	13.95%	0
2005	12.961593	13.232899	2.09%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
2007	15.696762	13.653059	-13.02%	0
2006	15.463665	15.696762	1.51%	0
2005	14.940160	15.463665	3.50%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.027409	9.888134	-1.39%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.925263	15.406923	-3.25%	0
2013	13.987908	15.925263	13.85%	0
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
2005	13.552134	13.513893	-0.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.923495	13.116623	1.49%	0
2013	13.082341	12.923495	-1.21%	0
2012	12.191501	13.082341	7.31%	0
2011	12.190654	12.191501	0.01%	0
2010	11.482091	12.190654	6.17%	0
2009	9.745985	11.482091	17.81%	0
2008	10.751903	9.745985	-9.36%	0
2007	10.430737	10.751903	3.08%	0
2006	10.236368	10.430737	1.90%	0
2005	10.337354	10.236368	-0.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.198993	14.508393	2.18%	0
2013	12.793112	14.198993	10.99%	0
2012	11.693642	12.793112	9.40%	0
2011	11.976883	11.693642	-2.36%	0
2010	10.853307	11.976883	10.35%	0
2009	8.929952	10.853307	21.54%	0
2008	12.170952	8.929952	-26.63%	0
2007	11.449951	12.170952	6.30%	0
2006	10.656145	11.449951	7.45%	0
2005*	10.000000	10.656145	6.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.667963	15.042833	2.56%	0
2013	12.936935	14.667963	13.38%	0
2012	11.669522	12.936935	10.86%	0
2011	12.050735	11.669522	-3.16%	0
2010	10.749898	12.050735	12.10%	0
2009	8.528856	10.749898	26.04%	0
2008	12.944625	8.528856	-34.11%	0
2007	12.006703	12.944625	7.81%	0
2006	10.961738	12.006703	9.53%	0
2005*	10.000000	10.961738	9.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.284923	15.697732	2.70%	0
2013	12.839946	15.284923	19.04%	0
2012	11.369757	12.839946	12.93%	0
2011	11.933033	11.369757	-4.72%	0
2010	10.501446	11.933033	13.63%	0
2009	8.164651	10.501446	28.62%	0
2008	13.468509	8.164651	-39.38%	0
2007	12.367469	13.468509	8.90%	0
2006	11.169149	12.367469	10.73%	0
2005*	10.000000	11.169149	11.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.124767	16.357623	-14.47%	0
2013	15.711387	19.124767	21.73%	0
2012	15.300242	15.711387	2.69%	0
2011	16.459815	15.300242	-7.04%	0
2010	14.088047	16.459815	16.84%	127
2009	9.736367	14.088047	44.70%	127
2008	21.779859	9.736367	-55.30%	127
2007	15.253319	21.779859	42.79%	128
2006	13.339408	15.253319	14.35%	128
2005*	10.000000	13.339408	33.39%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.557336	21.865659	6.36%	0
2013	16.401790	20.557336	25.34%	0
2012	14.291310	16.401790	14.77%	0
2011	14.480127	14.291310	-1.30%	0
2010	12.850889	14.480127	12.68%	0
2009	10.090937	12.850889	27.35%	0
2008	17.997091	10.090937	-43.93%	0
2007	18.126350	17.997091	-0.71%	114
2006	15.413918	18.126350	17.60%	118
2005	14.890118	15.413918	3.52%	145
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.610653	23.522829	8.85%	0
2013	16.205978	21.610653	33.35%	0
2012	14.448071	16.205978	12.17%	0
2011	14.739601	14.448071	-1.98%	0
2010	12.136474	14.739601	21.45%	0
2009	9.672824	12.136474	25.47%	0
2008	18.723429	9.672824	-48.34%	0
2007	15.077970	18.723429	24.18%	0
2006	14.428718	15.077970	4.50%	0
2005	13.947355	14.428718	3.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.870188	13.328146	3.56%	0
2013	13.403317	12.870188	-3.98%	0
2012	12.945119	13.403317	3.54%	0
2011	12.334105	12.945119	4.95%	0
2010	11.696525	12.334105	5.45%	0
2009	10.330978	11.696525	13.22%	0
2008	10.914247	10.330978	-5.34%	0
2007	10.695648	10.914247	2.04%	0
2006	10.474496	10.695648	2.11%	0
2005	10.483602	10.474496	-0.09%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.678383	35.013378	3.96%	0
2013	25.279972	33.678383	33.22%	0
2012	22.506390	25.279972	12.32%	0
2011	25.747562	22.506390	-12.59%	0
2010	20.423747	25.747562	26.07%	0
2009	14.904845	20.423747	37.03%	0
2008	25.171396	14.904845	-40.79%	0
2007	22.260345	25.171396	13.08%	0
2006	20.196810	22.260345	10.22%	0
2005	17.452852	20.196810	15.72%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0
2006	19.067291	22.019372	15.48%	0
2005	16.370488	19.067291	16.47%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	0
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	0
2010	16.077894	19.916759	23.88%	102
2009	10.434236	16.077894	54.09%	102
2008	21.846573	10.434236	-52.24%	103
2007	21.133526	21.846573	3.37%	103
2006	18.578540	21.133526	13.75%	103
2005	18.498039	18.578540	0.44%	103
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.132974	14.497013	2.58%	0
2013	12.650361	14.132974	11.72%	0
2012	11.453388	12.650361	10.45%	0
2011	11.408652	11.453388	0.39%	0
2010	10.326718	11.408652	10.48%	0
2009	7.767215	10.326718	32.95%	0
2008	11.261623	7.767215	-31.03%	0
2007	11.070887	11.261623	1.72%	0
2006*	10.000000	11.070887	10.71%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.402200	23.881409	6.60%	0
2013	17.617147	22.402200	27.16%	0
2012	16.048634	17.617147	9.77%	0
2011	15.440812	16.048634	3.94%	0
2010	13.052968	15.440812	18.29%	142
2009	11.344899	13.052968	15.06%	142
2008	15.872203	11.344899	-28.52%	142
2007	16.636787	15.872203	-4.60%	272
2006	14.486224	16.636787	14.85%	270
2005	14.284062	14.486224	1.42%	298
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.179122	30.745576	-1.39%	0
2013	23.340627	31.179122	33.58%	0
2012	20.108351	23.340627	16.07%	0
2011	21.308778	20.108351	-5.63%	0
2010	16.948821	21.308778	25.72%	0
2009	13.383779	16.948821	26.64%	0
2008	20.379018	13.383779	-34.33%	0
2007	21.293406	20.379018	-4.29%	0
2006	18.563394	21.293406	14.71%	0
2005	17.405526	18.563394	6.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.305402	-6.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.722979	20.670913	-12.87%	0
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
2007	20.494837	23.198948	13.19%	0
2006	17.210388	20.494837	19.08%	0
2005	15.931585	17.210388	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.710786	9.695951	-0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.038745	11.014633	-8.51%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.988097	13.714333	5.59%	0
2013	9.696880	12.988097	33.94%	0
2012*	10.000000	9.696880	-3.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.414568	15.247004	-7.11%	0
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	0
2010	11.809328	12.583734	6.56%	0
2009*	10.000000	11.809328	18.09%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.666264	11.656668	-0.08%	0
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.770848	13.507213	5.77%	0
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	0
2007	13.937940	15.070472	8.13%	0
2006	12.873580	13.937940	8.27%	0
2005	12.194655	12.873580	5.57%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.365808	28.040748	6.35%	0
2013	20.544547	26.365808	28.33%	0
2012	16.917674	20.544547	21.44%	0
2011	18.540512	16.917674	-8.75%	0
2010	17.758387	18.540512	4.40%	0
2009	12.403817	17.758387	43.17%	0
2008	22.716955	12.403817	-45.40%	0
2007	16.958344	22.716955	33.96%	0
2006	15.849789	16.958344	6.99%	0
2005	14.360798	15.849789	10.37%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.163399	14.113205	7.22%	0
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.404704	27.927566	-13.82%	0
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.046642	38.966658	25.51%	0
2006	21.593269	31.046642	43.78%	0
2005	16.690295	21.593269	29.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.799432	9.162735	-6.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.100140	12.788982	-9.30%	0
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.355034	26.316484	8.05%	0
2013	18.318495	24.355034	32.95%	0
2012	16.122926	18.318495	13.62%	0
2011	16.519974	16.122926	-2.40%	0
2010	15.149121	16.519974	9.05%	0
2009	12.617582	15.149121	20.06%	0
2008	19.133862	12.617582	-34.06%	0
2007	18.139026	19.133862	5.48%	0
2006	15.350871	18.139026	18.16%	0
2005	14.704343	15.350871	4.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.662964	14.539877	-0.84%	0
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.796551	13.932438	8.88%	0
2013	10.084994	12.796551	26.89%	0
2012	9.040233	10.084994	11.56%	0
2011*	10.000000	9.040233	-9.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.617821	21.725846	10.75%	0
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0
2011	13.743741	13.541825	-1.47%	0
2010	12.387724	13.743741	10.95%	0
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.467867	13.864243	2.94%	23,328
2013	11.141370	13.467867	20.88%	1,394
2012	9.820076	11.141370	13.46%	1,460
2011	9.922759	9.820076	-1.03%	1,498
2010	9.034298	9.922759	9.83%	1,520
2009	7.465869	9.034298	21.01%	1,526
2008	10.843154	7.465869	-31.15%	415
2007	10.420045	10.843154	4.06%	0
2006*	10.000000	10.420045	4.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.809399	11.126283	2.93%	1,688
2013	11.315634	10.809399	-4.47%	1,632
2012	10.995134	11.315634	2.91%	1,407
2011	10.606108	10.995134	3.67%	1,331
2010	10.205658	10.606108	3.92%	1,307
2009	9.280979	10.205658	9.96%	1,306
2008	10.502388	9.280979	-11.63%	339
2007	10.402195	10.502388	0.96%	0
2006*	10.000000	10.402195	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.686033	14.663961	-0.15%	0
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
2011	10.938302	9.726901	-11.07%	0
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	0
2008	11.998783	7.218983	-39.84%	0
2007	10.701461	11.998783	12.12%	0
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.234019	14.022697	5.96%	0
2013	10.413584	13.234019	27.08%	0
2012	9.046835	10.413584	15.11%	0
2011	9.680230	9.046835	-6.54%	0
2010	8.352911	9.680230	15.89%	0
2009	6.138425	8.352911	36.08%	0
2008	11.222723	6.138425	-45.30%	0
2007	10.229939	11.222723	9.70%	0
2006*	10.000000	10.229939	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.858170	12.816088	8.08%	1,610
2013	9.095307	11.858170	30.38%	1,680
2012	7.924459	9.095307	14.78%	1,846
2011	8.266547	7.924459	-4.14%	1,902
2010	7.597040	8.266547	8.81%	1,899
2009	5.928601	7.597040	28.14%	1,883
2008	9.762924	5.928601	-39.27%	531
2007*	10.000000	9.762924	-2.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.009644	19.114320	0.55%	0
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0
2007	13.966646	14.122069	1.11%	0
2006	12.878087	13.966646	8.45%	0
2005	12.828129	12.878087	0.39%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.124037	23.628957	6.80%	0
2013	16.676857	22.124037	32.66%	0
2012	14.393787	16.676857	15.86%	0
2011	15.063527	14.393787	-4.45%	0
2010	13.307463	15.063527	13.20%	0
2009	10.581010	13.307463	25.77%	0
2008	17.189769	10.581010	-38.45%	0
2007	18.002842	17.189769	-4.52%	0
2006	15.887753	18.002842	13.31%	0
2005	15.586906	15.887753	1.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
2011	8.631396	7.476887	-13.38%	0
2010	7.629139	8.631396	13.14%	0
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.376068	14.493622	8.35%	0
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	0
2010	7.845689	9.505383	21.15%	0
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.055552	12.375742	2.66%	13,186
2013	10.140761	12.055552	18.88%	13,813
2012	9.101244	10.140761	11.42%	14,357
2011	9.613325	9.101244	-5.33%	14,927
2010	8.723627	9.613325	10.20%	14,927
2009	7.165610	8.723627	21.74%	14,927
2008*	10.000000	7.165610	-28.34%	14,927
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.969453	12.272399	2.53%	15,185
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.729710	11.970472	2.05%	5,922
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	0
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.501237	11.804603	2.64%	0
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
2011	10.917498	11.373008	4.17%	0
2010	10.427791	10.917498	4.70%	0
2009	9.793750	10.427791	6.47%	0
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	31.156320	28.798079	-7.57%	0
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
2008	48.482892	19.997995	-58.75%	0
2007	34.059656	48.482892	42.35%	0
2006	25.481383	34.059656	33.66%	0
2005	19.637463	25.481383	29.76%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.950681	12.253042	2.53%	0
2013	12.703573	11.950681	-5.93%	0
2012	12.572529	12.703573	1.04%	0
2011	11.954538	12.572529	5.17%	0
2010	11.635860	11.954538	2.74%	0
2009	11.556553	11.635860	0.69%	0
2008	10.941692	11.556553	11.56%	0
2007	10.414910	10.941692	5.06%	0
2006	10.278047	10.414910	1.33%	0
2005	10.150616	10.278047	1.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.785622	8.552281	-2.66%	0
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
2011	7.644830	6.746396	-11.75%	0
2010	6.899575	7.644830	10.80%	0
2009	5.435866	6.899575	26.93%	0
2008*	10.000000	5.435866	-45.64%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.104360	9.294249	-8.02%	0
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.345704	23.002243	2.94%	0
2013	17.909927	22.345704	24.77%	0
2012	15.760488	17.909927	13.64%	0
2011	16.731092	15.760488	-5.80%	0
2010	14.885937	16.731092	12.40%	0
2009	11.935003	14.885937	24.73%	0
2008	19.273993	11.935003	-38.08%	0
2007	18.553909	19.273993	3.88%	0
2006	16.190743	18.553909	14.60%	0
2005	15.298388	16.190743	5.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.594888	14.966448	2.55%	3,162
2013	13.123412	14.594888	11.21%	3,285
2012	12.236480	13.123412	7.25%	3,396
2011	12.369869	12.236480	-1.08%	3,516
2010	11.488255	12.369869	7.67%	3,639
2009*	10.000000	11.488255	14.88%	3,770

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.099296	13.343536	1.86%	0
2013	12.744055	13.099296	2.79%	0
2012	12.358508	12.744055	3.12%	0
2011	12.244822	12.358508	0.93%	0
2010	11.793354	12.244822	3.83%	0
2009	11.026204	11.793354	6.96%	0
2008	11.966235	11.026204	-7.86%	0
2007	11.582248	11.966235	3.32%	0
2006	11.126126	11.582248	4.10%	0
2005	10.983569	11.126126	1.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.806277	18.363639	3.13%	3,869
2013	15.571226	17.806277	14.35%	5,630
2012	14.332048	15.571226	8.65%	6,656
2011	14.622383	14.332048	-1.99%	6,603
2010	13.445621	14.622383	8.75%	7,217
2009	11.510438	13.445621	16.81%	7,956
2008	15.285064	11.510438	-24.69%	0
2007	14.755622	15.285064	3.59%	0
2006	13.513991	14.755622	9.19%	0
2005	13.082811	13.513991	3.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.465842	21.061472	2.91%	3,412
2013	17.056007	20.465842	19.99%	4,957
2012	15.291798	17.056007	11.54%	6,130
2011	15.934161	15.291798	-4.03%	7,452
2010	14.402396	15.934161	10.64%	7,990
2009	11.808455	14.402396	21.97%	8,743
2008	17.554065	11.808455	-32.73%	1,280
2007	16.867668	17.554065	4.07%	1,282
2006	15.018394	16.867668	12.31%	1,284
2005	14.304552	15.018394	4.99%	1,286

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.506288	15.924497	2.70%	0
2013	14.312546	15.506288	8.34%	0
2012	13.511552	14.312546	5.93%	0
2011	13.501187	13.511552	0.08%	0
2010	12.688935	13.501187	6.40%	0
2009	11.296366	12.688935	12.33%	0
2008	13.561316	11.296366	-16.70%	0
2007	13.066840	13.561316	3.78%	0
2006	12.290759	13.066840	6.31%	0
2005	11.996352	12.290759	2.45%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.309979	21.619027	6.45%	0
2013	15.198751	20.309979	33.63%	0
2012	13.090219	15.198751	16.11%	0
2011	13.691636	13.090219	-4.39%	0
2010	12.867835	13.691636	6.40%	0
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	30.017686	32.204971	7.29%	0
2013	23.010003	30.017686	30.45%	0
2012	19.977903	23.010003	15.18%	0
2011	20.906373	19.977903	-4.44%	0
2010	16.894982	20.906373	23.74%	102
2009	12.599854	16.894982	34.09%	103
2008	20.226044	12.599854	-37.70%	103
2007	19.180528	20.226044	5.45%	103
2006	17.800600	19.180528	7.75%	103
2005	16.194190	17.800600	9.92%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.387808	9.204747	-1.95%	0
2013	9.574509	9.387808	-1.95%	0
2012	9.765449	9.574509	-1.96%	0
2011	9.959114	9.765449	-1.94%	0
2010	10.157162	9.959114	-1.95%	0
2009	10.354819	10.157162	-1.91%	0
2008	10.348233	10.354819	0.06%	0
2007	10.072432	10.348233	2.74%	0
2006	9.827008	10.072432	2.50%	0
2005	9.761463	9.827008	0.67%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.217275	14.481429	1.86%	0
2013	14.664939	14.217275	-3.05%	0
2012	13.325004	14.664939	10.06%	0
2011	12.875031	13.325004	3.49%	0
2010	11.873865	12.875031	8.43%	0
2009	9.736227	11.873865	21.96%	0
2008	12.005886	9.736227	-18.90%	0
2007	11.704613	12.005886	2.57%	0
2006	11.385869	11.704613	2.80%	0
2005	11.363940	11.385869	0.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.725252	10.373896	-3.28%	0
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
2011	9.000995	7.976413	-11.38%	0
2010	8.066282	9.000995	11.59%	0
2009	6.044248	8.066282	33.45%	0
2008*	10.000000	6.044248	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.516926	14.627548	-11.44%	0
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
2006	17.694429	21.237273	20.02%	0
2005	16.142684	17.694429	9.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.823434	13.849379	8.00%	0
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
2011	9.005380	8.544698	-5.12%	0
2010	7.961577	9.005380	13.11%	225
2009	6.277357	7.961577	26.83%	0
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	0
2008*	10.000000	6.265525	-37.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.644232	13.875771	1.70%	0
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0
2011	9.533309	8.931698	-6.31%	0
2010	7.687878	9.533309	24.00%	163
2009	6.188086	7.687878	24.24%	164
2008*	10.000000	6.188086	-38.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.546263	16.690140	14.74%	0
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
2011	10.008039	9.585454	-4.22%	0
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.244174	21.358593	0.54%	0
2013	15.051287	21.244174	41.15%	0
2012	13.574086	15.051287	10.88%	0
2011	13.963762	13.574086	-2.79%	0
2010	11.383451	13.963762	22.67%	0
2009	9.128209	11.383451	24.71%	0
2008	17.414054	9.128209	-47.58%	0
2007	16.221203	17.414054	7.35%	0
2006	16.063452	16.221203	0.98%	0
2005	15.205697	16.063452	5.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.688022	32.125237	4.68%	0
2013	22.351848	30.688022	37.30%	0
2012	18.949634	22.351848	17.95%	0
2011	20.440477	18.949634	-7.29%	0
2010	16.482865	20.440477	24.01%	105
2009	13.356635	16.482865	23.41%	105
2008	20.122351	13.356635	-33.62%	105
2007	22.124258	20.122351	-9.05%	105
2006	19.268704	22.124258	14.82%	106
2005	19.119017	19.268704	0.78%	106

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.717928	28.314416	-1.41%	0
2013	20.838481	28.717928	37.81%	0
2012	18.445249	20.838481	12.97%	0
2011	19.970280	18.445249	-7.64%	0
2010	16.296331	19.970280	22.54%	0
2009	12.363666	16.296331	31.81%	0
2008	20.455785	12.363666	-39.56%	0
2007	20.476947	20.455785	-0.10%	0
2006	18.686979	20.476947	9.58%	0
2005	17.014645	18.686979	9.83%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.128379	20.971602	9.64%	0
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
2011	13.576782	13.362918	-1.58%	0
2010	12.229463	13.576782	11.02%	0
2009	9.933923	12.229463	23.11%	0
2008	17.352525	9.933923	-42.75%	0
2007	16.404635	17.352525	5.78%	0
2006	14.752925	16.404635	11.20%	0
2005	14.055950	14.752925	4.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.755035	13.562081	26.10%	0
2013	10.680542	10.755035	0.70%	0
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	339
2009	5.559464	7.114320	27.97%	339
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.016598	9.881184	-1.35%	0
2013	10.153185	10.016598	-1.35%	0
2012	9.899724	10.153185	2.56%	0
2011	10.066997	9.899724	-1.66%	0
2010	9.751814	10.066997	3.23%	0
2009	8.776128	9.751814	11.12%	0
2008	10.339136	8.776128	-15.12%	0
2007	10.065578	10.339136	2.72%	0
2006	9.851254	10.065578	2.18%	0
2005	9.903697	9.851254	-0.53%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.846938	19.120742	1.45%	0
2013	13.180332	18.846938	42.99%	0
2012	12.353347	13.180332	6.69%	0
2011	12.733574	12.353347	-2.99%	0
2010	10.857340	12.733574	17.28%	0
2009	9.020719	10.857340	20.36%	0
2008	15.200728	9.020719	-40.66%	0
2007	15.425324	15.200728	-1.46%	0
2006	14.946321	15.425324	3.20%	0
2005	14.813472	14.946321	0.90%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	0
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
2010	12.792100	15.409556	20.46%	0
2009	9.926852	12.792100	28.86%	0
2008	16.719252	9.926852	-40.63%	0
2007	15.847072	16.719252	5.50%	0
2006	14.213670	15.847072	11.49%	0
2005	13.565311	14.213670	4.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.256219	28.274821	0.07%	0
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	119
2009	13.763518	18.806055	36.64%	119
2008	23.526051	13.763518	-41.50%	119
2007	22.620904	23.526051	4.00%	119
2006	19.656415	22.620904	15.08%	119
2005	17.575066	19.656415	11.84%	120
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.905471	9.954297	0.49%	0
2013	10.139690	9.905471	-2.31%	0
2012*	10.000000	10.139690	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.994189	-10.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.569009	22.265508	8.25%	0
2013	15.960199	20.569009	28.88%	0
2012	13.959700	15.960199	14.33%	0
2011	14.281674	13.959700	-2.25%	0
2010	12.575351	14.281674	13.57%	0
2009	10.020365	12.575351	25.50%	0
2008	16.652019	10.020365	-39.82%	0
2007	16.307973	16.652019	2.11%	125
2006	14.492509	16.307973	12.53%	131
2005	13.977468	14.492509	3.68%	294
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.827666	33.749328	9.48%	0
2013	22.357865	30.827666	37.88%	0
2012	19.379189	22.357865	15.37%	0
2011	20.246317	19.379189	-4.28%	0
2010	16.779833	20.246317	20.66%	0
2009	12.502392	16.779833	34.21%	0
2008	20.568311	12.502392	-39.22%	0
2007	21.275840	20.568311	-3.33%	0
2006	18.923917	21.275840	12.43%	0
2005	17.590220	18.923917	7.58%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.114752	9.062546	-0.57%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.294935	11.157555	-1.22%	0
2013	11.546390	11.294935	-2.18%	0
2012	11.136275	11.546390	3.68%	0
2011	11.243820	11.136275	-0.96%	0
2010	10.902078	11.243820	3.13%	0
2009*	10.000000	10.902078	9.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	0
2012	9.960299	10.693354	7.36%	0
2011*	10.000000	9.960299	-0.40%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.992194	19.534772	8.57%	0
2013	13.524605	17.992194	33.03%	0
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
2006	13.785121	15.667777	13.66%	0
2005	13.359972	13.785121	3.18%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.952026	21.464695	7.58%	0
2013	14.157940	19.952026	40.92%	0
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	0
2009	8.244992	13.249841	60.70%	0
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.539315	27.713887	28.67%	0
2013	14.595017	21.539315	47.58%	0
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
2008	10.983472	9.643273	-12.20%	0
2007	10.647467	10.983472	3.16%	0
2006	10.485262	10.647467	1.55%	0
2005	10.288472	10.485262	1.91%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
2007	16.152914	16.848924	4.31%	0
2006	14.867089	16.152914	8.65%	0
2005	13.521031	14.867089	9.96%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.857092	19.203870	1.84%	0
2013	13.748729	18.857092	37.16%	0
2012	11.647721	13.748729	18.04%	0
2011	12.575774	11.647721	-7.38%	0
2010*	10.000000	12.575774	25.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.211348	22.331284	-3.79%	0
2014	23.211348	22.331284	-3.79%	0
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	0
2011	15.926844	14.898983	-6.45%	0
2010	12.812951	15.926844	24.30%	0
2009	8.560950	12.812951	49.67%	0
2008	14.906247	8.560950	-42.57%	0
2007	13.359308	14.906247	11.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.540625	10.795683	2.42%	0
2013	9.368180	10.540625	12.52%	0
2012	8.381831	9.368180	11.77%	0
2011	9.217836	8.381831	-9.07%	0
2010	8.017824	9.217836	14.97%	0
2009	5.105069	8.017824	57.06%	0
2008	9.390049	5.105069	-45.63%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.999273	13.457902	3.53%	0
2013	13.588362	12.999273	-4.34%	0
2012	13.062812	13.588362	4.02%	0
2011	12.299480	13.062812	6.21%	0
2010	11.719122	12.299480	4.95%	0
2009	10.672139	11.719122	9.81%	0
2008	10.630247	10.672139	0.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	0
2008	17.920145	10.414647	-41.88%	0
2007	17.440215	17.920145	2.75%	0
2006	15.211551	17.440215	14.65%	0
2005	14.839080	15.211551	2.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.599720	32.670414	6.77%	0
2013	22.685955	30.599720	34.88%	0
2012	19.540947	22.685955	16.09%	5
2011	21.820428	19.540947	-10.45%	6
2010	17.588597	21.820428	24.06%	172
2009	12.580856	17.588597	39.80%	361
2008	19.980747	12.580856	-37.04%	533
2007	20.083994	19.980747	-0.51%	0
2006	17.944309	20.083994	11.92%	0
2005	17.170760	17.944309	4.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	16
2011	12.245336	13.410674	9.52%	15
2010	11.886696	12.245336	3.02%	530
2009	11.005130	11.886696	8.01%	988
2008	11.411009	11.005130	-3.56%	950
2007	10.635425	11.411009	7.29%	0
2006	10.682311	10.635425	-0.44%	0
2005	10.732007	10.682311	-0.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	0
2007	17.329481	16.907376	-2.44%	0
2006	15.137022	17.329481	14.48%	0
2005	14.777488	15.137022	2.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.432451	22.136312	13.91%	0
2013	15.264684	19.432451	27.30%	0
2012	13.402114	15.264684	13.90%	0
2011	13.791333	13.402114	-2.82%	0
2010	11.828022	13.791333	16.60%	0
2009	9.298292	11.828022	27.21%	0
2008	12.568812	9.298292	-26.02%	0
2007	13.145612	12.568812	-4.39%	0
2006	11.156580	13.145612	17.83%	0
2005*	10.000000	11.156580	11.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
2011	20.308990	20.015618	-1.44%	0
2010	16.469490	20.308990	23.31%	0
2009	13.441686	16.469490	22.53%	0
2008	19.854246	13.441686	-32.30%	0
2007	20.395311	19.854246	-2.65%	0
2006	18.189148	20.395311	12.13%	0
2005	17.307319	18.189148	5.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	0
2012	14.434186	16.333683	13.16%	0
2011	14.493289	14.434186	-0.41%	100
2010	12.911867	14.493289	12.25%	99
2009	10.452937	12.911867	23.52%	101
2008	17.017813	10.452937	-32.30%	95
2007	16.541374	17.017813	2.88%	0
2006	14.650249	16.541374	12.91%	0
2005	14.313731	14.650249	2.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	0
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	0
2010	12.998709	14.655453	12.75%	0
2009	10.851741	12.998709	19.78%	0
2008	15.756723	10.851741	-31.13%	0
2007	15.048908	15.756723	4.70%	0
2006	13.213518	15.048908	13.89%	0
2005	12.949201	13.213518	2.04%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
2007	15.665831	13.619162	-13.06%	0
2006	15.441047	15.665831	1.46%	0
2005	14.925899	15.441047	3.45%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.023973	9.879704	-1.44%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.837147	15.313850	-3.30%	0
2013	13.917604	15.837147	13.79%	0
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	0
2007	15.312158	16.450925	7.44%	0
2006	13.494105	15.312158	13.47%	0
2005	13.539186	13.494105	-0.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
2010	11.441913	12.141791	6.12%	0
2009	9.716829	11.441913	17.75%	0
2008	10.725195	9.716829	-9.40%	0
2007	10.410154	10.725195	3.03%	0
2006	10.221367	10.410154	1.85%	0
2005	10.327466	10.221367	-1.03%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
2010	10.827476	11.942285	10.30%	0
2009	8.913255	10.827476	21.48%	0
2008	12.154417	8.913255	-26.67%	0
2007	11.440257	12.154417	6.24%	0
2006	10.652543	11.440257	7.39%	0
2005*	10.000000	10.652543	6.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.603300	14.968878	2.50%	0
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
2011	12.015974	11.629948	-3.21%	0
2010	10.724355	12.015974	12.04%	0
2009	8.512922	10.724355	25.98%	0
2008	12.927048	8.512922	-34.15%	0
2007	11.996552	12.927048	7.76%	0
2006	10.958037	11.996552	9.48%	0
2005*	10.000000	10.958037	9.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
2010	10.476459	11.898578	13.57%	0
2009	8.149378	10.476459	28.56%	0
2008	13.450189	8.149378	-39.41%	0
2007	12.356992	13.450189	8.85%	0
2006	11.165376	12.356992	10.67%	0
2005*	10.000000	11.165376	11.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	19.040356	16.277112	-14.51%	0
2013	15.650026	19.040356	21.66%	0
2012	15.248274	15.650026	2.63%	0
2011	16.412262	15.248274	-7.09%	0
2010	14.054514	16.412262	16.78%	0
2009	9.718154	14.054514	44.62%	0
2008	21.750264	9.718154	-55.32%	0
2007	15.240404	21.750264	42.71%	0
2006	13.334901	15.240404	14.29%	0
2005*	10.000000	13.334901	33.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.443580	21.733564	6.31%	0
2013	16.319340	20.443580	25.27%	0
2012	14.226743	16.319340	14.71%	0
2011	14.422051	14.226743	-1.35%	28
2010	12.805864	14.422051	12.62%	28
2009	10.060711	12.805864	27.29%	28
2008	17.952378	10.060711	-43.96%	29
2007	18.090595	17.952378	-0.76%	0
2006	15.391340	18.090595	17.54%	0
2005	14.875872	15.391340	3.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.491087	23.380750	8.79%	0
2013	16.124534	21.491087	33.28%	0
2012	14.382815	16.124534	12.11%	0
2011	14.680492	14.382815	-2.03%	0
2010	12.093964	14.680492	21.39%	0
2009	9.643854	12.093964	25.41%	0
2008	18.676923	9.643854	-48.36%	0
2007	15.048226	18.676923	24.11%	0
2006	14.407585	15.048226	4.45%	0
2005	13.934014	14.407585	3.40%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.799039	13.247709	3.51%	0
2013	13.336017	12.799039	-4.03%	0
2012	12.886699	13.336017	3.49%	0
2011	12.284691	12.886699	4.90%	0
2010	11.655600	12.284691	5.40%	0
2009	10.300077	11.655600	13.16%	0
2008	10.887139	10.300077	-5.39%	0
2007	10.674560	10.887139	1.99%	0
2006	10.459156	10.674560	2.06%	0
2005	10.473565	10.459156	-0.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.492090	34.801933	3.91%	0
2013	25.152950	33.492090	33.15%	0
2012	22.404753	25.152950	12.27%	0
2011	25.644353	22.404753	-12.63%	29
2010	20.352237	25.644353	26.00%	26
2009	14.860226	20.352237	36.96%	29
2008	25.108879	14.860226	-40.82%	33
2007	22.216447	25.108879	13.02%	0
2006	20.167250	22.216447	10.16%	0
2005	17.436169	20.167250	15.66%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
2007	21.975993	25.206389	14.70%	0
2006	19.039399	21.975993	15.42%	0
2005	16.354848	19.039399	16.41%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	0
2010	16.021586	19.836895	23.81%	0
2009	10.403005	16.021586	54.01%	0
2008	21.792351	10.403005	10.40%	0
2007	21.091888	21.792351	3.32%	0
2006	18.551354	21.091888	13.69%	0
2005	18.480368	18.551354	0.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	0
2010	10.307392	11.381495	10.42%	0
2009	7.756633	10.307392	32.88%	0
2008	11.252036	7.756633	-31.06%	0
2007	11.067139	11.252036	1.67%	0
2006*	10.000000	11.067139	10.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.278240	23.737143	6.55%	0
2013	17.528600	22.278240	27.10%	0
2012	15.976137	17.528600	9.72%	0
2011	15.378887	15.976137	3.88%	0
2010	13.007255	15.378887	18.23%	0
2009	11.310939	13.007255	15.00%	0
2008	15.832786	11.310939	-28.56%	0
2007	16.603985	15.832786	-4.64%	0
2006	14.465009	16.603985	14.79%	0
2005	14.270396	14.465009	1.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
2011	21.223345	20.017536	-5.68%	0
2010	16.889459	21.223345	25.66%	0
2009	13.343704	16.889459	26.57%	0
2008	20.328398	13.343704	-34.36%	0
2007	21.251414	20.328398	-4.34%	0
2006	18.536218	21.251414	14.65%	0
2005	17.388881	18.536218	6.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.302213	-6.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.591756	20.546087	-12.91%	0
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	0
2008	23.141396	13.520894	-41.57%	0
2007	20.454471	23.141396	13.14%	0
2006	17.185226	20.454471	19.02%	0
2005	15.916376	17.185226	7.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.707479	9.687708	-0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.019327	10.991256	-8.55%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.151264	13.941028	6.01%	0
2013	9.599394	13.151264	37.00%	0
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	0
2009	12.366211	15.219304	23.07%	0
2008	15.033046	12.366211	-17.74%	0
2007	13.910453	15.033046	8.07%	0
2006	12.854723	13.910453	8.21%	0
2005	12.182985	12.854723	5.51%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.219945	27.871410	6.30%	0
2013	20.441302	26.219945	28.27%	0
2012	16.841270	20.441302	21.38%	0
2011	18.466169	16.841270	-8.80%	0
2010	17.696209	18.466169	4.35%	0
2009	12.366694	17.696209	43.10%	0
2008	22.660553	12.366694	-45.43%	0
2007	16.924911	22.660553	33.89%	0
2006	15.826592	16.924911	6.94%	0
2005	14.347068	15.826592	10.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	30.985466	38.869952	25.45%	0
2006	21.561672	30.985466	43.71%	0
2005	16.674337	21.561672	29.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.796088	9.154931	-6.55%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.220258	26.157500	8.00%	0
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
2011	16.453716	16.050085	-2.45%	0
2010	15.096050	16.453716	8.99%	0
2009	12.579805	15.096050	20.00%	0
2008	19.086329	12.579805	-34.09%	0
2007	18.103254	19.086329	5.43%	0
2006	15.328391	18.103254	18.10%	0
2005	14.690284	15.328391	4.34%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.779192	13.906450	8.82%	0
2013	10.076431	12.779192	26.82%	0
2012	9.037179	10.076431	11.50%	0
2011*	10.000000	9.037179	-9.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	12
2011	13.732077	13.523452	-1.52%	156
2010	12.383510	13.732077	10.89%	558
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.415262	13.803048	2.89%	5,584
2013	11.103511	13.415262	20.82%	16,155
2012	9.791710	11.103511	13.40%	16,348
2011	9.899139	9.791710	-1.09%	4,349
2010	9.017389	9.899139	9.78%	4,410
2009	7.455703	9.017389	20.95%	4,426
2008	10.833923	7.455703	-31.18%	4,461
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.767219	11.077207	2.88%	4,901
2013	11.277224	10.767219	-4.52%	4,739
2012	10.963430	11.277224	2.86%	4,106
2011	10.580908	10.963430	3.62%	3,989
2010	10.186610	10.580908	3.87%	4,514
2009	9.268369	10.186610	9.91%	5,041
2008	10.493465	9.268369	-11.67%	4,714
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	216
2010	8.337279	9.657187	15.83%	208
2009	6.130054	8.337279	36.01%	215
2008	11.213159	6.130054	-45.33%	224
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.817868	12.766017	8.02%	4,670
2013	9.069012	11.817868	30.31%	4,876
2012	7.905590	9.069012	14.72%	5,359
2011	8.251065	7.905590	-4.19%	5,517
2010	7.586684	8.251065	8.76%	5,506
2009	5.923551	7.586684	28.08%	5,459
2008	9.759595	5.923551	-39.31%	5,845
2007*	10.000000	9.759595	-2.40%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.904494	18.998896	0.50%	0
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0
2007	13.939108	14.086994	1.06%	0
2006	12.859225	13.939108	8.40%	0
2005	12.815853	12.859225	0.34%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	22.001672	23.486289	6.75%	0
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	121
2010	13.260872	15.003144	13.14%	115
2009	10.549343	13.260872	25.70%	116
2008	17.147089	10.549343	-38.48%	112
2007	17.967360	17.147089	-4.57%	0
2006	15.864498	17.967360	13.26%	0
2005	15.572011	15.864498	1.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.840679	12.102530	2.21%	44,151
2013	10.537733	11.840679	12.36%	44,621
2012	9.682343	10.537733	8.83%	60,424
2011	10.014215	9.682343	-3.31%	127,049
2010	9.255380	10.014215	8.20%	132,842
2009	7.881950	9.255380	17.43%	133,676
2008*	10.000000	7.881950	-21.18%	122,404
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.020713	12.333668	2.60%	25,687
2013	10.116615	12.020713	18.82%	26,000
2012	9.084214	10.116615	11.36%	45,338
2011	9.600233	9.084214	-5.38%	46,253
2010	8.716193	9.600233	10.14%	67,522
2009	7.163165	8.716193	21.68%	70,845
2008*	10.000000	7.163165	-28.37%	57,693
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.266760	11.409824	1.27%	8,774
2013	10.956237	11.266760	2.83%	9,117
2012	10.400470	10.956237	5.34%	9,454
2011	10.464567	10.400470	-0.61%	9,454
2010	9.998153	10.464567	4.67%	9,454
2009	9.026837	9.998153	10.76%	9,454
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.934880	12.230698	2.48%	24,265
2013	10.337789	11.934880	15.45%	18,550
2012	9.387965	10.337789	10.12%	18,561
2011	9.807936	9.387965	-4.28%	19,664
2010	8.986208	9.807936	9.14%	19,676
2009	7.519299	8.986208	19.51%	19,689
2008*	10.000000	7.519299	-24.81%	13,647

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.695859	11.929841	2.00%	6,489
2013	10.728763	11.695859	9.01%	6,489
2012	9.948976	10.728763	7.84%	6,489
2011	10.179093	9.948976	-2.26%	6,489
2010	9.526187	10.179093	6.85%	6,489
2009	8.260152	9.526187	15.33%	6,489
2008*	10.000000	8.260152	-17.40%	6,489
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.983954	28.624140	-7.62%	0
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	0
2006	25.444107	33.992546	33.60%	0
2005	19.618701	25.444107	29.69%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	18
2011	11.906618	12.515767	5.12%	386
2010	11.595134	11.906618	2.69%	933
2009	11.521982	11.595134	0.63%	1,372
2008	10.914519	11.521982	5.57%	1,271
2007	10.394371	10.914519	5.00%	0
2006	10.262991	10.394371	1.28%	0
2005	10.140898	10.262991	1.20%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
2010	6.893687	7.634417	10.75%	0
2009	5.434017	6.893687	26.86%	0
2008*	10.000000	5.434017	-45.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
2007	10.816951	11.594614	7.19%	0
2006*	10.000000	10.816951	8.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.222051	22.863296	2.89%	341
2013	17.819897	22.222051	24.70%	343
2012	15.689283	17.819897	13.58%	344
2011	16.663996	15.689283	-5.85%	7,312
2010	14.833793	16.663996	12.34%	4,108
2009	11.899267	14.833793	24.66%	4,108
2008	19.226118	11.899267	-38.11%	0
2007	18.517327	19.226118	3.83%	0
2006	16.167042	18.517327	14.54%	0
2005	15.283768	16.167042	5.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.026816	13.262927	1.81%	3,944
2013	12.679994	13.026816	2.74%	3,987
2012	12.302669	12.679994	3.07%	4,029
2011	12.195709	12.302669	0.88%	0
2010	11.752039	12.195709	3.78%	0
2009	10.993182	11.752039	6.90%	0
2008	11.936474	10.993182	-7.90%	0
2007	11.559372	11.936474	3.26%	0
2006	11.109804	11.559372	4.05%	0
2005	10.973047	11.109804	1.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.707774	18.252744	3.08%	5,933
2013	15.492993	17.707774	14.30%	5,934
2012	14.267335	15.492993	8.59%	8,112
2011	14.563770	14.267335	-2.04%	8,119
2010	13.398560	14.563770	8.70%	8,121
2009	11.476005	13.398560	16.75%	8,126
2008	15.247123	11.476005	-24.73%	6,674
2007	14.726538	15.247123	3.54%	0
2006	13.494221	14.726538	9.13%	0
2005	13.070314	13.494221	3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.352612	20.934264	2.86%	12,754
2013	16.970293	20.352612	19.93%	5,930
2012	15.222735	16.970293	11.48%	5,965
2011	15.870272	15.222735	-4.08%	5,979
2010	14.351968	15.870272	10.58%	5,961
2009	11.773104	14.351968	21.90%	6,062
2008	17.510466	11.773104	-32.77%	7,484
2007	16.834397	17.510466	4.02%	6,062
2006	14.996405	16.834397	12.26%	6,068
2005	14.290884	14.996405	4.94%	7,594

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.420492	15.828312	2.64%	2,827
2013	14.240613	15.420492	8.29%	2,829
2012	13.450525	14.240613	5.87%	5,226
2011	13.447050	13.450525	0.03%	5,206
2010	12.644506	13.447050	6.35%	5,211
2009	11.262556	12.644506	12.27%	5,201
2008	13.527627	11.262556	-16.74%	0
2007	13.041070	13.527627	3.73%	0
2006	12.272756	13.041070	6.26%	0
2005	11.984874	12.272756	2.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	7
2011	13.680001	13.072444	-4.44%	136
2010	12.863456	13.680001	6.35%	392
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	149
2010	16.835846	20.822591	23.68%	141
2009	12.562143	16.835846	34.02%	154
2008	20.175812	12.562143	-37.74%	160
2007	19.142699	20.175812	5.40%	0
2006	17.774527	19.142699	7.70%	0
2005	16.178697	17.774527	9.86%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.335684	9.148971	-2.00%	0
2013	9.526205	9.335684	-2.00%	0
2012	9.721147	9.526205	-2.01%	19
2011	9.918980	9.721147	-1.99%	282
2010	10.121394	9.918980	-2.00%	799
2009	10.323619	10.121394	-1.96%	1,160
2008	10.322317	10.323619	0.01%	987
2007	10.052363	10.322317	2.69%	0
2006	9.812418	10.052363	2.45%	0
2005	9.751932	9.812418	0.62%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	290
2010	11.832311	12.823431	8.38%	303
2009	9.707104	11.832311	21.89%	309
2008	11.976073	9.707104	-18.95%	340
2007	11.681535	11.976073	2.52%	0
2006	11.369198	11.681535	2.75%	0
2005	11.353070	11.369198	0.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	10
2011	8.988754	7.961507	-11.43%	173
2010	8.059411	8.988754	11.53%	461
2009	6.042180	8.059411	33.39%	774
2008*	10.000000	6.042180	-39.58%	958
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.427257	14.540720	-11.48%	0
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
2006	17.670393	21.197648	19.96%	0
2005	16.128964	17.670393	9.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	14
2011	8.993135	8.528738	-5.16%	15
2010	7.954801	8.993135	13.05%	485
2009	6.275218	7.954801	26.77%	962
2008*	10.000000	6.275218	-37.25%	1,126
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	20
2011	8.641256	7.952786	-7.97%	23
2010	7.820676	8.641256	10.49%	671
2009	6.263383	7.820676	24.86%	1,276
2008*	10.000000	6.263383	-37.37%	1,575

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.604811	13.828628	1.65%	0
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	11
2011	9.520352	8.915007	-6.36%	13
2010	7.681338	9.520352	23.94%	392
2009	6.185976	7.681338	24.17%	825
2008*	10.000000	6.185976	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	0
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	4
2011	13.907761	13.512761	-2.84%	5
2010	11.343579	13.907761	22.60%	163
2009	9.100871	11.343579	24.64%	337
2008	17.370806	9.100871	-47.61%	417
2007	16.189221	17.370806	7.30%	0
2006	16.039936	16.189221	0.93%	0
2005	15.191147	16.039936	5.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
2007	22.080654	20.072381	-9.10%	0
2006	19.240517	22.080654	14.76%	0
2005	19.100756	19.240517	0.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	49
2010	16.239254	19.890197	22.48%	45
2009	12.326649	16.239254	31.74%	47
2008	20.404982	12.326649	-39.59%	49
2007	20.436580	20.404982	-0.15%	0
2006	18.659637	20.436580	9.52%	0
2005	16.998385	18.659637	9.77%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
2010	12.186641	13.522357	10.96%	0
2009	9.904190	12.186641	23.05%	0
2008	17.309446	9.904190	-42.78%	0
2007	16.372298	17.309446	5.72%	0
2006	14.731332	16.372298	11.14%	0
2005	14.042516	14.731332	4.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	26
2011	10.335882	10.261206	-0.72%	255
2010	10.297627	10.335882	0.37%	995
2009	9.810294	10.297627	4.97%	1,575
2008*	10.000000	9.810294	-1.90%	1,454
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.961196	9.821506	-1.40%	0
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	153
2010	9.717674	10.026637	3.18%	156
2009	8.749863	9.717674	11.06%	151
2008	10.313447	8.749863	-15.16%	137
2007	10.045719	10.313447	2.67%	0
2006	9.836823	10.045719	2.12%	0
2005	9.894218	9.836823	-0.58%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.742717	19.005312	1.40%	0
2013	13.114125	18.742717	42.92%	0
2012	12.297587	13.114125	6.64%	0
2011	12.682542	12.297587	-3.04%	0
2010	10.819322	12.682542	17.22%	0
2009	8.993716	10.819322	20.30%	0
2008	15.162984	8.993716	-40.69%	0
2007	15.394913	15.162984	-1.51%	0
2006	14.924447	15.394913	3.15%	0
2005	14.799321	14.924447	0.85%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.382253	23.130116	8.17%	0
2013	15.856000	21.382253	34.85%	0
2012	14.579585	15.856000	8.75%	0
2011	15.349366	14.579585	-5.02%	0
2010	12.748631	15.349366	20.40%	0
2009	9.898182	12.748631	28.80%	0
2008	16.679488	9.898182	-40.66%	0
2007	15.817494	16.679488	5.45%	0
2006	14.194362	15.817494	11.44%	0
2005	13.553780	14.194362	4.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	28.099930	28.104084	0.01%	0
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
2010	18.740224	21.249728	13.39%	0
2009	13.722341	18.740224	36.57%	0
2008	23.467650	13.722341	-41.53%	0
2007	22.576320	23.467650	3.95%	0
2006	19.627656	22.576320	15.02%	0
2005	17.558275	19.627656	11.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.899508	9.943225	0.44%	0
2013	10.138757	9.899508	-2.36%	0
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.455224	22.131050	8.19%	0
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
2010	12.531309	14.224403	13.51%	0
2009	9.990364	12.531309	25.43%	0
2008	16.610661	9.990364	-39.86%	0
2007	16.275822	16.610661	2.06%	0
2006	14.471295	16.275822	12.47%	0
2005	13.964102	14.471295	3.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
2010	16.721060	20.165129	20.60%	0
2009	12.464953	16.721060	34.14%	0
2008	20.517229	12.464953	-39.25%	0
2007	21.233889	20.517229	-3.38%	0
2006	18.896219	21.233889	12.37%	0
2005	17.573405	18.896219	7.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.111635	9.054820	-0.62%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.255615	10.469358	2.08%	0
2013	10.684266	10.255615	-4.01%	0
2012	9.956927	10.684266	7.30%	0
2011*	10.000000	9.956927	-0.43%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.894538	19.418842	8.52%	0
2013	13.458053	17.894538	32.97%	0
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	0
2007	15.638555	14.398624	-7.93%	0
2006	13.766406	15.638555	13.60%	0
2005	13.348624	13.766406	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
2006	15.811219	19.791330	25.17%	0
2005	14.379043	15.811219	9.96%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.843776	21.337342	7.53%	0
2013	14.088299	19.843776	40.85%	0
2012	12.585755	14.088299	11.94%	0
2011	15.632445	12.585755	-19.49%	0
2010	13.204845	15.632445	18.38%	0
2009	8.221179	13.204845	60.62%	0
2008	13.323065	8.221179	-38.29%	0
2007	12.885158	13.323065	3.40%	0
2006	12.469622	12.885158	3.33%	0
2005	12.038057	12.469622	3.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.499141	27.648118	28.60%	0
2013	14.575218	21.499141	47.50%	0
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
2007	10.627583	10.957326	3.10%	0
2006	10.471001	10.627583	1.50%	0
2005	10.279707	10.471001	1.86%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
2007	16.120023	16.805998	4.26%	0
2006	14.844367	16.120023	8.59%	0
2005	13.507234	14.844367	9.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.823838	19.160229	1.79%	0
2013	13.731482	18.823838	37.09%	0
2012	11.639067	13.731482	17.98%	0
2011	12.572828	11.639067	-7.43%	0
2010*	10.000000	12.572828	25.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.103587	22.216260	-3.84%	0
2014	23.103587	22.216260	-3.84%	0
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0
2010	12.779480	15.877167	24.24%	0
2009	8.542947	12.779480	49.59%	0
2008	14.882508	8.542947	-42.60%	0
2007	13.344867	14.882508	11.52%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.504821	10.753523	2.37%	0
2013	9.341120	10.504821	12.46%	0
2012	8.361892	9.341120	11.71%	0
2011	9.200586	8.361892	-9.12%	0
2010	8.006901	9.200586	14.91%	0
2009	5.100716	8.006901	56.98%	0
2008	9.386847	5.100716	-45.66%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.938911	13.388577	3.48%	0
2013	13.532159	12.938911	-4.38%	0
2012	13.015430	13.532159	3.97%	0
2011	12.261103	13.015430	6.15%	0
2010	11.688521	12.261103	4.90%	0
2009	10.649702	11.688521	9.75%	0
2008	10.613310	10.649702	0.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
2008	17.875638	10.383470	-41.91%	0
2007	17.405833	17.875638	2.70%	0
2006	15.189296	17.405833	14.59%	0
2005	14.824901	15.189296	2.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.430364	32.473030	6.71%	0
2013	22.571903	30.430364	34.82%	0
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
2008	19.931126	12.543189	-37.07%	0
2007	20.044400	19.931126	-0.57%	0
2006	17.918036	20.044400	11.87%	0
2005	17.154343	17.918036	4.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.586613	12.735401	1.18%	0
2013	14.040648	12.586613	-10.36%	0
2012	13.349261	14.040648	5.18%	0
2011	12.195460	13.349261	9.46%	0
2010	11.844314	12.195460	2.96%	0
2009	10.971485	11.844314	7.96%	0
2008	11.381929	10.971485	-3.61%	0
2007	10.613767	11.381929	7.24%	0
2006	10.665985	10.613767	-0.49%	0
2005	10.721060	10.665985	-0.51%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	0
2009	10.782118	12.438155	15.36%	0
2008	16.865337	10.782118	-36.07%	0
2007	17.295269	16.865337	-2.49%	0
2006	15.114823	17.295269	14.43%	0
2005	14.763325	15.114823	2.38%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.346705	22.027389	13.86%	0
2013	15.205078	19.346705	27.24%	0
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	8,194
2010	11.799886	13.751509	16.54%	7,960
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
2007	13.134493	12.551742	-4.44%	0
2006	11.152811	13.134493	17.77%	0
2005*	10.000000	11.152811	11.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	31.133452	32.057013	2.97%	0
2013	22.587974	31.133452	37.83%	620
2012	19.925196	22.587974	13.36%	1,150
2011	20.227547	19.925196	-1.49%	1,601
2010	16.411804	20.227547	23.25%	1,560
2009	13.401442	16.411804	22.46%	0
2008	19.804932	13.401442	-32.33%	0
2007	20.355099	19.804932	-2.70%	0
2006	18.162532	20.355099	12.07%	0
2005	17.290778	18.162532	5.04%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.965619	23.226905	10.79%	0
2013	16.251584	20.965619	29.01%	0
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	0
2010	12.866647	14.435165	12.19%	0
2009	10.421639	12.866647	23.46%	0
2008	16.975537	10.421639	-38.61%	0
2007	16.508747	16.975537	2.83%	0
2006	14.628794	16.508747	12.85%	0
2005	14.300041	14.628794	2.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.849688	20.964517	5.62%	0
2013	16.772047	19.849688	18.35%	0
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	1,111
2010	12.953195	14.596711	12.69%	1,501
2009	10.819266	12.953195	19.72%	1,611
2008	15.717602	10.819266	-31.16%	1,549
2007	15.019248	15.717602	4.65%	1,571
2006	13.194185	15.019248	13.83%	266
2005	12.936823	13.194185	1.99%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
2007	15.634927	13.585320	-13.11%	0
2006	15.418441	15.634927	1.40%	0
2005	14.911623	15.418441	3.40%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.749482	15.221319	-3.35%	0
2013	13.847624	15.749482	13.73%	0
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
2007	15.281941	16.410037	7.38%	0
2006	13.474333	15.281941	13.42%	0
2005	13.526220	13.474333	-0.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.780869	12.958643	1.39%	2
2013	12.951170	12.780869	-1.31%	2
2012	12.081621	12.951170	7.20%	2
2011	12.093088	12.081621	-0.09%	1,673
2010	11.401817	12.093088	6.06%	1,836
2009	9.687723	11.401817	17.69%	2,174
2008	10.698526	9.687723	-9.45%	2,656
2007	10.389604	10.698526	2.97%	2,572
2006	10.206382	10.389604	1.80%	0
2005	10.317582	10.206382	-1.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	986
2008	12.137905	8.896602	-26.70%	986
2007	11.430576	12.137905	6.19%	989
2006	10.648948	11.430576	7.34%	0
2005*	10.000000	10.648948	6.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	13,334
2011	11.981254	11.590432	-3.26%	13,334
2010	10.698813	11.981254	11.99%	13,334
2009	8.496988	10.698813	25.91%	13,334
2008	12.909459	8.496988	-34.18%	13,334
2007	11.986381	12.909459	7.70%	13,334
2006	10.954327	11.986381	9.42%	13,334
2005*	10.000000	10.954327	9.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
2006	11.161593	12.346527	10.62%	0
2005*	10.000000	11.161593	11.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.956324	16.196986	-14.56%	0
2013	15.588906	18.956324	21.60%	0
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	0
2010	14.021066	16.364877	16.72%	0
2009	9.699975	14.021066	44.55%	0
2008	21.720703	9.699975	-55.34%	0
2007	15.227511	21.720703	42.64%	0
2006	13.330408	15.227511	14.23%	0
2005*	10.000000	13.330408	33.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.330445	21.602273	6.26%	0
2013	16.237313	20.330445	25.21%	0
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	12,094
2010	12.761021	14.364228	12.56%	11,691
2009	10.030605	12.761021	27.22%	0
2008	17.907811	10.030605	-43.99%	0
2007	18.054937	17.907811	-0.81%	0
2006	15.368821	18.054937	17.48%	0
2005	14.861653	15.368821	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.372184	23.239538	8.74%	0
2013	16.043496	21.372184	33.21%	0
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	0
2008	18.630533	9.614980	-48.39%	0
2007	15.018540	18.630533	24.05%	0
2006	14.386490	15.018540	4.39%	0
2005	13.920691	14.386490	3.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.728167	13.167636	3.45%	5,686
2013	13.268945	12.728167	-4.08%	13,161
2012	12.828449	13.268945	3.43%	15,624
2011	12.235391	12.828449	4.85%	22,713
2010	11.614755	12.235391	5.34%	24,759
2009	10.269217	11.614755	13.10%	34,087
2008	10.860076	10.269217	-5.44%	29,721
2007	10.653482	10.860076	1.94%	33,857
2006	10.443820	10.653482	2.01%	20,107
2005	10.463537	10.443820	-0.19%	4,370
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.306743	34.591680	3.86%	0
2013	25.026513	33.306743	33.09%	0
2012	22.303535	25.026513	12.21%	0
2011	25.541510	22.303535	-12.68%	824
2010	20.280943	25.541510	25.94%	964
2009	14.815738	20.280943	36.89%	1,120
2008	25.046511	14.815738	-40.85%	1,145
2007	22.172632	25.046511	12.96%	1,068
2006	20.137717	22.172632	10.10%	173
2005	17.419498	20.137717	15.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
2007	21.932626	25.143740	14.64%	0
2006	19.011494	21.932626	15.37%	0
2005	16.339193	19.011494	16.36%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	0
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	0
2009	10.371849	15.965456	53.93%	0
2008	21.738230	10.371849	-52.29%	0
2007	21.050300	21.738230	3.27%	0
2006	18.524206	21.050300	13.64%	0
2005	18.462717	18.524206	0.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	707
2008	11.242463	7.746080	-31.10%	707
2007	11.063397	11.242463	1.62%	708
2006*	10.000000	11.063397	10.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	0
2012	15.903977	17.440515	9.66%	0
2011	15.317214	15.903977	3.83%	473
2010	12.961698	15.317214	18.17%	0
2009	11.277073	12.961698	14.94%	0
2008	15.793448	11.277073	-28.60%	0
2007	16.571233	15.793448	-4.69%	0
2006	14.443825	16.571233	14.73%	0
2005	14.256750	14.443825	1.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.835021	30.375229	-1.49%	672
2013	23.106579	30.835021	33.45%	1,575
2012	19.927081	23.106579	15.96%	2,831
2011	21.138214	19.927081	-5.73%	5,678
2010	16.830295	21.138214	25.60%	5,228
2009	13.303765	16.830295	26.51%	9,871
2008	20.277923	13.303765	-34.39%	0
2007	21.209528	20.277923	-4.39%	0
2006	18.509091	21.209528	14.59%	0
2005	17.372271	18.509091	6.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.461147	20.421896	-12.95%	427
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
2007	20.414100	23.083871	13.08%	0
2006	17.160035	20.414100	18.96%	0
2005	15.901138	17.160035	7.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.999915	10.967909	-8.60%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	0
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	0
2012*	10.000000	10.016988	0.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	0
2006	12.835888	13.883000	8.16%	0
2005	12.171323	12.835888	5.46%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	26.074827	27.703016	6.24%	0
2013	20.338543	26.074827	28.20%	0
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	445
2010	17.634224	18.392106	4.30%	435
2009	12.329659	17.634224	43.02%	437
2008	22.604261	12.329659	-45.45%	459
2007	16.891524	22.604261	33.82%	421
2006	15.803415	16.891524	6.89%	0
2005	14.333356	15.803415	10.26%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	0
2012*	10.000000	9.908916	-0.91%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	0
2005	16.658394	21.530106	29.24%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.792759	9.147158	-6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	24.086185	25.999421	7.94%	1,903
2013	18.134765	24.086185	32.82%	5,277
2012	15.977548	18.134765	13.50%	8,589
2011	16.387708	15.977548	-2.50%	10,843
2010	15.043167	16.387708	8.94%	10,571
2009	12.542134	15.043167	19.94%	20,250
2008	19.038918	12.542134	-34.12%	0
2007	18.067550	19.038918	5.38%	0
2006	15.305948	18.067550	18.04%	0
2005	14.676237	15.305948	4.29%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	8,424
2010*	10.000000	10.695520	6.96%	8,509
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.761794	13.880425	8.77%	0
2013	10.067860	12.761794	26.76%	0
2012	9.034111	10.067860	11.44%	0
2011*	10.000000	9.034111	-9.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.524697	21.600674	10.63%	813
2013	15.138435	19.524697	28.97%	1,504
2012	13.505087	15.138435	12.09%	1,665
2011	13.720413	13.505087	-1.57%	3,360
2010	12.379296	13.720413	10.83%	3,620
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.362852	13.742108	2.84%	12,765
2013	11.065785	13.362852	20.76%	13,339
2012	9.763427	11.065785	13.34%	12,091
2011	9.875579	9.763427	-1.14%	14,999
2010	9.000512	9.875579	9.72%	20,868
2009	7.445547	9.000512	20.88%	20,962
2008	10.824700	7.445547	-31.22%	21,053
2007	10.412999	10.824700	3.95%	8,775
2006*	10.000000	10.412999	4.13%	8,298

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.725171	11.028314	2.83%	15,238
2013	11.238925	10.725171	-4.57%	15,622
2012	10.931779	11.238925	2.81%	11,655
2011	10.555724	10.931779	3.56%	11,664
2010	10.167548	10.555724	3.82%	12,004
2009	9.255754	10.167548	9.85%	12,027
2008	10.484532	9.255754	-11.72%	13,044
2007	10.395160	10.484532	0.86%	1,116
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.130864	13.899208	5.85%	875
2013	10.342945	13.130864	26.95%	1,539
2012	8.994660	10.342945	14.99%	1,708
2011	9.634207	8.994660	-6.64%	14,342
2010	8.321680	9.634207	15.77%	17,039
2009	6.121705	8.321680	35.94%	5,170
2008	11.203628	6.121705	-45.36%	12,274
2007	10.223017	11.203628	9.59%	10,785
2006*	10.000000	10.223017	2.23%	11,609
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.777700	12.716135	7.97%	14,514
2013	9.042803	11.777700	30.24%	16,066
2012	7.886775	9.042803	14.66%	15,279
2011	8.235629	7.886775	-4.24%	16,648
2010	7.576352	8.235629	8.70%	17,431
2009	5.918499	7.576352	28.01%	17,660
2008	9.756266	5.918499	-39.34%	17,500
2007*	10.000000	9.756266	-2.44%	1,238

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0
2007	13.911607	14.051996	1.01%	0
2006	12.840388	13.911607	8.34%	0
2005	12.803603	12.840388	0.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.879839	23.344310	6.69%	306
2013	16.509610	21.879839	32.53%	1,674
2012	14.264017	16.509610	15.74%	3,230
2011	14.942924	14.264017	-4.54%	5,241
2010	13.214377	14.942924	13.08%	5,131
2009	10.517723	13.214377	25.64%	7,775
2008	17.104463	10.517723	-38.51%	8,009
2007	17.931895	17.104463	-4.61%	21,636
2006	15.841252	17.931895	13.20%	21,127
2005	15.557110	15.841252	1.83%	6,827
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.298953	14.395374	8.24%	2,915
2013	9.799276	13.298953	35.71%	8,924
2012	8.982352	9.799276	9.09%	15,323
2011	9.479541	8.982352	-5.24%	18,370
2010	7.832337	9.479541	21.03%	18,140
2009	6.091458	7.832337	28.58%	44,908
2008*	10.000000	6.091458	-39.09%	50,690
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.806460	12.061403	2.16%	12,094
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	4,273
2010	9.247492	10.000579	8.14%	7,193
2009	7.879262	9.247492	17.36%	2,920
2008*	10.000000	7.879262	-21.21%	2,923
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.986035	12.291814	2.55%	89,752
2013	10.092575	11.986035	18.76%	179,668
2012	9.067261	10.092575	11.31%	183,796
2011	9.587191	9.067261	-5.42%	185,354
2010	8.708785	9.587191	10.09%	189,559
2009	7.160724	8.708785	21.62%	190,316
2008*	10.000000	7.160724	-28.39%	179,021
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.900459	12.189216	2.43%	31,032
2013	10.313226	11.900459	15.39%	35,836
2012	9.370438	10.313226	10.06%	34,793
2011	9.794617	9.370438	-4.33%	35,949
2010	8.978578	9.794617	9.09%	37,253
2009	7.516739	8.978578	19.45%	37,257
2008*	10.000000	7.516739	-24.83%	34,178

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.936604	12.225250	2.42%	13,127
2013	9.805814	11.936604	21.73%	13,127
2012	8.737123	9.805814	12.23%	203,983
2011	9.356738	8.737123	-6.62%	203,989
2010	8.430273	9.356738	10.99%	204,432
2009	6.799494	8.430273	23.98%	5,174
2008*	10.000000	6.799494	-32.01%	5,178
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.434934	11.724577	2.53%	3,787
2013	11.928175	11.434934	-4.14%	8,437
2012	11.330575	11.928175	5.27%	8,246
2011	10.887822	11.330575	4.07%	7,434
2010	10.410060	10.887822	4.59%	8,011
2009	9.787083	10.410060	6.37%	9,341
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
2007	33.925580	48.242573	42.20%	0
2006	25.406901	33.925580	33.53%	0
2005	19.599967	25.406901	29.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.818782	12.105446	2.43%	3,849
2013	12.576205	11.818782	-6.02%	8,967
2012	12.459214	12.576205	0.94%	11,615
2011	11.858848	12.459214	5.06%	11,688
2010	11.554510	11.858848	2.63%	12,600
2009	11.487475	11.554510	0.58%	31,599
2008	10.887396	11.487475	5.51%	37,184
2007	10.373859	10.887396	4.95%	29,106
2006	10.247946	10.373859	1.23%	20,630
2005	10.131190	10.247946	1.15%	4,452
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	8,174
2010	6.887836	7.624047	10.69%	7,575
2009	5.432161	6.887836	26.80%	0
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.025591	9.212385	-8.11%	1
2013	8.458165	10.025591	18.53%	1
2012	7.305161	8.458165	15.78%	1
2011	8.557418	7.305161	-14.63%	2
2010	8.134549	8.557418	5.20%	8
2009	6.457403	8.134549	25.97%	225
2008	11.584740	6.457403	-44.26%	283
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	22.099056	22.725148	2.83%	11,777
2013	17.730313	22.099056	24.64%	11,249
2012	15.618402	17.730313	13.52%	13,288
2011	16.597157	15.618402	-5.90%	26,161
2010	14.781833	16.597157	12.28%	26,161
2009	11.863639	14.781833	24.60%	26,161
2008	19.178354	11.863639	-38.14%	26,161
2007	18.480800	19.178354	3.77%	26,698
2006	16.143361	18.480800	14.48%	12,748
2005	15.269138	16.143361	5.73%	10,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.954716	13.182805	1.76%	3,220
2013	12.616255	12.954716	2.68%	3,420
2012	12.247086	12.616255	3.01%	1,362
2011	12.146789	12.247086	0.83%	1,362
2010	11.710874	12.146789	3.72%	1,362
2009	10.960275	11.710874	6.85%	1,362
2008	11.906822	10.960275	-7.95%	1,362
2007	11.536569	11.906822	3.21%	0
2006	11.093530	11.536569	3.99%	0
2005	10.962542	11.093530	1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.609812	18.142508	3.02%	16,455
2013	15.415135	17.609812	14.24%	40,074
2012	14.202895	15.415135	8.54%	38,394
2011	14.505369	14.202895	-2.09%	46,128
2010	13.351629	14.505369	8.64%	46,239
2009	11.441639	13.351629	16.69%	37,472
2008	15.209225	11.441639	-24.77%	37,852
2007	14.697465	15.209225	3.48%	26,923
2006	13.474435	14.697465	9.08%	7,663
2005	13.057801	13.474435	3.19%	7,665
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.239948	20.807751	2.81%	50,918
2013	16.884961	20.239948	19.87%	70,480
2012	15.153935	16.884961	11.42%	82,656
2011	15.806595	15.153935	-4.13%	109,356
2010	14.301683	15.806595	10.52%	109,298
2009	11.737844	14.301683	21.84%	109,377
2008	17.466945	11.737844	-32.80%	109,184
2007	16.801179	17.466945	3.96%	106,966
2006	14.974431	16.801179	12.20%	50,833
2005	14.277204	14.974431	4.88%	44,324

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.335156	15.732684	2.59%	2,904
2013	14.169038	15.335156	8.23%	2,906
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	0
2010	12.600211	13.393125	6.29%	0
2009	11.228823	12.600211	12.21%	0
2008	13.494008	11.228823	-16.79%	0
2007	13.015336	13.494008	3.68%	0
2006	12.254779	13.015336	6.21%	0
2005	11.973403	12.254779	2.35%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	4,219
2010	12.859078	13.668384	6.29%	4,305
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.686482	31.817149	7.18%	1
2013	22.779330	29.686482	30.32%	2
2012	19.797870	22.779330	15.06%	2
2011	20.739090	19.797870	-4.54%	2
2010	16.776873	20.739090	23.62%	12
2009	12.524529	16.776873	33.95%	377
2008	20.125702	12.524529	-37.77%	458
2007	19.104962	20.125702	5.34%	0
2006	17.748516	19.104962	7.64%	0
2005	16.163229	17.748516	9.81%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.283829	9.093515	-2.05%	741
2013	9.478132	9.283829	-2.05%	694
2012	9.677044	9.478132	-2.06%	624
2011	9.879005	9.677044	-2.04%	3,814
2010	10.085748	9.879005	-2.05%	3,960
2009	10.292513	10.085748	-2.01%	4,546
2008	10.296468	10.292513	-0.04%	4,568
2007	10.032335	10.296468	2.63%	4,756
2006	9.797849	10.032335	2.39%	2,602
2005	9.742408	9.797849	0.57%	16,387

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.060417	14.307050	1.75%	0
2013	14.517954	14.060417	-3.15%	0
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	2,332
2010	11.790877	12.772013	8.32%	2,596
2009	9.678036	11.790877	21.83%	2,799
2008	11.946313	9.678036	-18.99%	3,349
2007	11.658490	11.946313	2.47%	3,445
2006	11.352549	11.658490	2.69%	0
2005	11.342216	11.352549	0.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.663383	10.303543	-3.37%	2,831
2013	8.991347	10.663383	18.60%	10,711
2012	7.946615	8.991347	13.15%	18,270
2011	8.976518	7.946615	-11.47%	21,987
2010	8.052542	8.976518	11.47%	20,190
2009	6.040119	8.052542	33.32%	45,601
2008*	10.000000	6.040119	-39.60%	49,537
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.338060	14.454383	-11.53%	1
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
2005	16.115262	17.646394	9.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.749489	13.755464	7.89%	1,186
2013	9.683662	12.749489	31.66%	3,592
2012	8.512790	9.683662	13.75%	6,205
2011	8.980902	8.512790	-5.21%	7,975
2010	7.948024	8.980902	13.00%	8,058
2009	6.273070	7.948024	26.70%	29,798
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.091986	13.057321	7.98%	1
2013	9.142537	12.091986	32.26%	1
2012	7.937921	9.142537	15.18%	1
2011	8.629506	7.937921	-8.01%	2
2010	7.814020	8.629506	10.44%	9
2009	6.261242	7.814020	24.80%	240
2008*	10.000000	6.261242	-37.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.565524	13.781662	1.59%	2,337
2013	9.991851	13.565524	35.77%	5,620
2012	8.898342	9.991851	12.29%	9,465
2011	9.507383	8.898342	-6.41%	11,863
2010	7.674790	9.507383	23.88%	11,711
2009	6.183862	7.674790	24.11%	26,782
2008*	10.000000	6.183862	-38.16%	15,757
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.462419	16.577025	14.62%	1,128
2013	10.882378	14.462419	32.90%	5,185
2012	9.549696	10.882378	13.96%	9,605
2011	9.980860	9.549696	-4.32%	12,257
2010	8.517404	9.980860	17.18%	11,944
2009	6.664890	8.517404	27.80%	27,622
2008*	10.000000	6.664890	-33.35%	36,071
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	0
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
2008	17.327684	9.073640	-47.64%	0
2007	16.157321	17.327684	7.24%	0
2006	16.016489	16.157321	0.88%	0
2005	15.176647	16.016489	5.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	0
2009	13.276762	16.367565	23.28%	0
2008	20.022505	13.276762	-33.69%	0
2007	22.037087	20.022505	-9.14%	0
2006	19.212316	22.037087	14.70%	0
2005	19.082471	19.212316	0.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.400971	27.973344	-1.51%	141
2013	20.629507	28.400971	37.67%	223
2012	18.278961	20.629507	12.86%	268
2011	19.810426	18.278961	-7.73%	291
2010	16.182369	19.810426	22.42%	278
2009	12.289743	16.182369	31.67%	285
2008	20.354304	12.289743	-39.62%	1,740
2007	20.396289	20.354304	-0.21%	1,047
2006	18.632321	20.396289	9.47%	4,235
2005	16.982135	18.632321	9.72%	967
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.917203	20.718925	9.52%	1,905
2013	14.766366	18.917203	28.11%	6,668
2012	13.242415	14.766366	11.51%	10,584
2011	13.468070	13.242415	-1.68%	13,062
2010	12.143921	13.468070	10.90%	12,880
2009	9.874518	12.143921	22.98%	29,512
2008	17.266434	9.874518	-42.81%	35,461
2007	16.339996	17.266434	5.67%	32,936
2006	14.709754	16.339996	11.08%	28,472
2005	14.029076	14.709754	4.85%	7,342
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.182854	10.023374	-1.57%	6
2013	10.385034	10.182854	-1.95%	6
2012	10.242058	10.385034	1.40%	6
2011	10.321841	10.242058	-0.77%	1,966
2010	10.288878	10.321841	0.32%	2,171
2009	9.806953	10.288878	4.91%	2,948
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.824380	14.237119	-10.03%	2,202
2013	13.452307	15.824380	17.63%	7,417
2012	11.487094	13.452307	17.11%	13,022
2011	13.391270	11.487094	-14.22%	15,566
2010	12.855533	13.391270	4.17%	13,407
2009*	10.000000	12.855533	28.56%	36,168
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.906069	9.762187	-1.45%	4,221
2013	10.051396	9.906069	-1.45%	4,250
2012	9.810513	10.051396	2.46%	4,844
2011	9.986428	9.810513	-1.76%	4,379
2010	9.683630	9.986428	3.13%	4,514
2009	8.723651	9.683630	11.00%	7,121
2008	10.287811	8.723651	-15.20%	19,086
2007	10.025895	10.287811	2.61%	21,217
2006	9.822401	10.025895	2.07%	13,971
2005	9.884739	9.822401	-0.63%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.638922	18.890405	1.35%	0
2013	13.048146	18.638922	42.85%	0
2012	12.241974	13.048146	6.59%	0
2011	12.631632	12.241974	-3.08%	478
2010	10.781398	12.631632	17.16%	506
2009	8.966769	10.781398	20.24%	544
2008	15.125283	8.966769	-40.72%	461
2007	15.364529	15.125283	-1.56%	439
2006	14.902574	15.364529	3.10%	0
2005	14.785157	14.902574	0.79%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	0
2007	15.787973	16.639823	5.40%	40,207
2006	14.175083	15.787973	11.38%	34,753
2005	13.542257	14.175083	4.67%	8,295

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.944310	27.934174	-0.04%	0
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
2007	22.531760	23.409317	3.89%	0
2006	19.598892	22.531760	14.96%	0
2005	17.541465	19.598892	11.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.342014	21.997339	8.14%	1,791
2013	15.800170	20.342014	28.75%	6,270
2012	13.833864	15.800170	14.21%	10,017
2011	14.167352	13.833864	-2.35%	16,222
2010	12.487411	14.167352	13.45%	17,397
2009	9.960457	12.487411	25.37%	33,031
2008	16.569401	9.960457	-39.89%	34,473
2007	16.243720	16.569401	2.00%	33,005
2006	14.450104	16.243720	12.41%	36,254
2005	13.950757	14.450104	3.58%	7,460
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.487417	33.342792	9.37%	0
2013	22.133651	30.487417	37.74%	0
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	0
2010	16.662466	20.084220	20.54%	0
2009	12.427622	16.662466	34.08%	0
2008	20.466250	12.427622	-39.28%	9,543
2007	21.192011	20.466250	-3.42%	6,919
2006	18.868546	21.192011	12.31%	5,969
2005	17.556599	18.868546	7.47%	953
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.108516	9.047108	-0.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.241278	11.093216	-1.32%	1,385
2013	11.503255	11.241278	-2.28%	4,510
2012	11.106030	11.503255	3.58%	6,012
2011	11.224697	11.106030	-1.06%	9,003
2010	10.894646	11.224697	3.03%	9,371
2009*	10.000000	10.894646	8.95%	14,421
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.797368	19.303532	8.46%	0
2013	13.391797	17.797368	32.90%	0
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
2006	15.789756	19.754407	25.11%	0
2005	14.366828	15.789756	9.90%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.736079	21.210718	7.47%	0
2013	14.018979	19.736079	40.78%	0
2012	12.530240	14.018979	11.88%	0
2011	15.571425	12.530240	-19.53%	0
2010	13.160003	15.571425	18.32%	0
2009	8.197435	13.160003	60.54%	0
2008	13.291398	8.197435	-38.33%	0
2007	12.861125	13.291398	3.35%	0
2006	12.452706	12.861125	3.28%	0
2005	12.027836	12.452706	3.53%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.561443	12.181192	5.36%	4
2013	11.872305	11.561443	-2.62%	4
2012	11.100878	11.872305	6.95%	3
2011	10.751599	11.100878	3.25%	3
2010	10.272077	10.751599	4.67%	21
2009	9.587654	10.272077	7.14%	570
2008	10.931263	9.587654	-12.29%	10,936
2007	10.607728	10.931263	3.05%	23,883
2006	10.456755	10.607728	1.44%	16,115
2005	10.270946	10.456755	1.81%	3,492
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	0
2006	14.821686	16.087202	8.54%	0
2005	13.493469	14.821686	9.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.790645	19.116681	1.74%	0
2013	13.714254	18.790645	37.02%	0
2012	11.630404	13.714254	17.92%	0
2011	12.569882	11.630404	-7.47%	0
2010*	10.000000	12.569882	25.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.996187	22.101703	-3.89%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0
2008	14.858775	8.524956	-42.63%	0
2007	13.330431	14.858775	11.47%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.469131	10.711526	2.32%	0
2013	9.314129	10.469131	12.40%	0
2012	8.341988	9.314129	11.65%	0
2011	9.183360	8.341988	-9.16%	0
2010	7.995981	9.183360	14.85%	0
2009	5.096361	7.995981	56.90%	0
2008	9.383638	5.096361	-45.69%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.878804	13.319583	3.42%	0
2013	13.476169	12.878804	-4.43%	0
2012	12.968217	13.476169	3.92%	0
2011	12.222840	12.968217	6.10%	0
2010	11.657991	12.222840	4.85%	0
2009	10.627308	11.657991	9.70%	0
2008	10.596398	10.627308	0.29%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	0
2006	15.167034	17.371482	14.53%	0
2005	14.810710	15.167034	2.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.261854	32.276721	6.66%	0
2013	22.458355	30.261854	34.75%	0
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
2008	19.881577	12.505596	-37.10%	0
2007	20.004835	19.881577	-0.62%	0
2006	17.891791	20.004835	11.81%	0
2005	17.137935	17.891791	4.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.516108	12.657600	1.13%	138
2013	13.969137	12.516108	-10.40%	138
2012	13.288066	13.969137	5.13%	138
2011	12.145743	13.288066	9.41%	138
2010	11.802059	12.145743	2.91%	138
2009	10.937930	11.802059	7.90%	138
2008	11.352913	10.937930	-3.66%	138
2007	10.592145	11.352913	7.18%	138
2006	10.649676	10.592145	-0.54%	138
2005	10.710117	10.649676	-0.56%	138
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	0
2006	15.092690	17.261152	14.37%	0
2005	14.749211	15.092690	2.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.261251	21.918914	13.80%	0
2013	15.145649	19.261251	27.17%	0
2012	13.311218	15.145649	13.78%	0
2011	13.711769	13.311218	-2.92%	0
2010	11.771784	13.711769	16.48%	0
2009	9.263543	11.771784	27.08%	0
2008	12.534662	9.263543	-26.10%	0
2007	13.123367	12.534662	-4.49%	0
2006	11.149040	13.123367	17.71%	0
2005*	10.000000	11.149040	11.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
2010	16.354284	20.146375	23.19%	0
2009	13.361291	16.354284	22.40%	0
2008	19.755702	13.361291	-32.37%	0
2007	20.314945	19.755702	-2.75%	0
2006	18.135933	20.314945	12.01%	0
2005	17.274245	18.135933	4.99%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0
2010	12.821532	14.377214	12.13%	0
2009	10.390411	12.821532	23.40%	0
2008	16.933338	10.390411	-38.64%	0
2007	16.476163	16.933338	2.77%	0
2006	14.607347	16.476163	12.79%	0
2005	14.286350	14.607347	2.25%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.739772	20.837798	5.56%	470
2013	16.687695	19.739772	18.29%	2,669
2012	15.477413	16.687695	7.82%	2,669
2011	14.538119	15.477413	6.46%	2,669
2010	12.907789	14.538119	12.63%	2,669
2009	10.786840	12.907789	19.66%	2,669
2008	15.678515	10.786840	-31.20%	2,669
2007	14.989587	15.678515	4.60%	4,144
2006	13.174846	14.989587	13.77%	4,145
2005	12.924440	13.174846	1.94%	4,122
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
2007	15.604053	13.551525	-13.15%	0
2006	15.395830	15.604053	1.35%	0
2005	14.897335	15.395830	3.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.662269	15.129296	-3.40%	0
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
2007	15.251778	16.369247	7.33%	0
2006	13.454576	15.251778	13.36%	0
2005	13.513275	13.454576	-0.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	0
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
2008	10.671951	9.658725	-9.49%	0
2007	10.369103	10.671951	2.92%	0
2006	10.191431	10.369103	1.74%	0
2005	10.307707	10.191431	-1.13%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	14.011870	14.295277	2.02%	100
2013	12.643856	14.011870	10.82%	102
2012	11.574966	12.643856	9.23%	103
2011	11.873459	11.574966	-2.51%	105
2010	10.776056	11.873459	10.18%	106
2009	8.879971	10.776056	21.35%	108
2008	12.121398	8.879971	-26.74%	0
2007	11.420894	12.121398	6.13%	0
2006	10.645340	11.420894	7.29%	0
2005*	10.000000	10.645340	6.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	0
2010	10.673348	11.946635	11.93%	0
2009	8.481095	10.673348	25.85%	0
2008	12.891909	8.481095	-34.21%	0
2007	11.976237	12.891909	7.65%	0
2006	10.950625	11.976237	9.37%	0
2005*	10.000000	10.950625	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
2009	8.118923	10.426657	28.42%	0
2008	13.413650	8.118923	-39.47%	0
2007	12.336072	13.413650	8.74%	0
2006	11.157822	12.336072	10.56%	0
2005*	10.000000	11.157822	11.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
2008	21.691185	9.681824	-55.37%	0
2007	15.214616	21.691185	42.57%	0
2006	13.325902	15.214616	14.17%	0
2005*	10.000000	13.325902	33.26%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.217816	21.471624	6.20%	0
2013	16.155606	20.217816	25.14%	284
2012	14.098424	16.155606	14.59%	284
2011	14.306539	14.098424	-1.45%	284
2010	12.716264	14.306539	12.51%	284
2009	10.000530	12.716264	27.16%	1,386
2008	17.863277	10.000530	-44.02%	1,386
2007	18.019294	17.863277	-0.87%	1,583
2006	15.346286	18.019294	17.42%	1,584
2005	14.847432	15.346286	3.36%	1,879
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.253794	23.099004	8.68%	0
2013	15.962768	21.253794	33.15%	1,173
2012	14.253099	15.962768	12.00%	1,173
2011	14.562929	14.253099	-2.13%	1,173
2010	12.009351	14.562929	21.26%	1,173
2009	9.586162	12.009351	25.28%	1,173
2008	18.584218	9.586162	-48.42%	1,173
2007	14.988895	18.584218	23.99%	1,173
2006	14.365402	14.988895	4.34%	1,173
2005	13.907364	14.365402	3.29%	1,173
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.657694	13.088037	3.40%	336
2013	13.202218	12.657694	-4.12%	336
2012	12.770479	13.202218	3.38%	336
2011	12.186292	12.770479	4.79%	336
2010	11.574050	12.186292	5.29%	336
2009	10.238451	11.574050	13.04%	336
2008	10.833067	10.238451	-5.49%	336
2007	10.632447	10.833067	1.89%	336
2006	10.428513	10.632447	1.96%	336
2005	10.453517	10.428513	-0.24%	336
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	33.122328	34.382591	3.80%	0
2013	24.900640	33.122328	33.02%	1,037
2012	22.202713	24.900640	12.15%	1,037
2011	25.439024	22.202713	-12.72%	1,037
2010	20.209885	25.439024	25.87%	1,037
2009	14.771355	20.209885	36.82%	1,037
2008	24.984269	14.771355	-40.88%	1,037
2007	22.128891	24.984269	12.90%	1,037
2006	20.108230	22.128891	10.05%	1,037
2005	17.402840	20.108230	15.55%	1,037

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
2007	21.889365	25.081274	14.58%	0
2006	18.983665	21.889365	15.31%	0
2005	16.323571	18.983665	16.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
2010	15.909472	19.678013	23.69%	0
2009	10.340763	15.909472	53.85%	0
2008	21.684189	10.340763	-52.31%	0
2007	21.008749	21.684189	3.22%	0
2006	18.497060	21.008749	13.58%	0
2005	18.445047	18.497060	0.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	0
2009	7.735514	10.268844	32.75%	0
2008	11.232890	7.735514	-31.14%	0
2007	11.059653	11.232890	1.57%	0
2006*	10.000000	11.059653	10.60%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	22.032252	23.451094	6.44%	0
2013	17.352749	22.032252	26.97%	1,717
2012	15.832050	17.352749	9.61%	1,717
2011	15.255724	15.832050	3.78%	1,717
2010	12.916245	15.255724	18.11%	1,717
2009	11.243269	12.916245	14.88%	2,838
2008	15.754182	11.243269	-28.63%	2,838
2007	16.538532	15.754182	-4.74%	4,208
2006	14.422662	16.538532	14.67%	4,209
2005	14.243111	14.422662	1.26%	4,814
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.664291	30.191621	-1.54%	0
2013	22.990371	30.664291	33.38%	0
2012	19.837005	22.990371	15.90%	0
2011	21.053389	19.837005	-5.78%	0
2010	16.771307	21.053389	25.53%	0
2009	13.263898	16.771307	26.44%	0
2008	20.227505	13.263898	-34.43%	0
2007	21.167670	20.227505	-4.44%	0
2006	18.481973	21.167670	14.53%	0
2005	17.355641	18.481973	6.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.331260	20.298468	-13.00%	0
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
2007	20.373817	23.026509	13.02%	0
2006	17.134893	20.373817	18.90%	0
2005	15.885923	17.134893	7.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.980545	10.944608	-8.65%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.128774	13.902985	5.90%	0
2013	9.592755	13.128774	36.86%	1,946
2012*	10.000000	9.592755	-4.07%	1,946
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.954788	13.658221	5.43%	482
2013	9.686824	12.954788	33.74%	482
2012*	10.000000	9.686824	-3.13%	482
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
2007	13.855599	14.958403	7.96%	0
2006	12.817080	13.855599	8.10%	0
2005	12.159675	12.817080	5.41%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.930457	27.535550	6.19%	0
2013	20.236256	25.930457	28.14%	0
2012	16.689381	20.236256	21.25%	0
2011	18.318292	16.689381	-8.89%	0
2010	17.572410	18.318292	4.24%	0
2009	12.292714	17.572410	42.95%	0
2008	22.548081	12.292714	-45.48%	0
2007	16.858184	22.548081	33.75%	0
2006	15.780255	16.858184	6.83%	0
2005	14.319641	15.780255	10.20%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
2007	30.863370	38.677089	25.32%	0
2006	21.498566	30.863370	43.56%	0
2005	16.642455	21.498566	29.18%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.789409	9.139356	-6.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	0
2012*	10.000000	10.172689	1.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.952869	25.842325	7.89%	0
2013	18.043582	23.952869	32.75%	2,305
2012	15.905352	18.043582	13.44%	2,305
2011	16.321966	15.905352	-2.55%	2,305
2010	14.990464	16.321966	8.88%	2,305
2009	12.504566	14.990464	19.88%	2,305
2008	18.991604	12.504566	-34.16%	2,305
2007	18.031896	18.991604	5.32%	2,305
2006	15.283513	18.031896	17.98%	2,305
2005	14.662186	15.283513	4.24%	2,305
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.744466	13.854497	8.71%	0
2013	10.059319	12.744466	26.69%	0
2012	9.031059	10.059319	11.39%	0
2011*	10.000000	9.031059	-9.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.478221	21.538248	10.58%	435
2013	15.110100	19.478221	28.91%	435
2012	13.486709	15.110100	12.04%	435
2011	13.708726	13.486709	-1.62%	435
2010	12.375076	13.708726	10.78%	435
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.310690	13.681474	2.79%	599
2013	11.028213	13.310690	20.70%	638
2012	9.735254	11.028213	13.28%	719
2011	9.852092	9.735254	-1.19%	796
2010	8.983685	9.852092	9.67%	845
2009	7.435416	8.983685	20.82%	913
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0
2007	13.884132	14.017052	0.96%	0
2006	12.821551	13.884132	8.29%	0
2005	12.791328	12.821551	0.24%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.758697	23.203218	6.64%	305
2013	16.426574	21.758697	32.46%	305
2012	14.199541	16.426574	15.68%	305
2011	14.882969	14.199541	-4.59%	305
2010	13.168073	14.882969	13.02%	305
2009	10.486221	13.168073	25.58%	305
2008	17.061953	10.486221	-38.54%	305
2007	17.896513	17.061953	-4.66%	305
2006	15.818035	17.896513	13.14%	305
2005	15.542219	15.818035	1.77%	305
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.772357	12.020417	2.11%	658
2013	10.487632	11.772357	12.25%	697
2012	9.646172	10.487632	8.72%	744
2011	9.986977	9.646172	-3.41%	795
2010	9.239626	9.986977	8.09%	833
2009	7.876573	9.239626	17.31%	886
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.951410	12.250041	2.50%	660
2013	10.068560	11.951410	18.70%	701
2012	9.050311	10.068560	11.25%	780
2011	9.574150	9.050311	-5.47%	852
2010	8.701376	9.574150	10.03%	873
2009	7.158286	8.701376	21.56%	945
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.201751	11.332415	1.17%	675
2013	10.904150	11.201751	2.73%	710
2012	10.361633	10.904150	5.24%	708
2011	10.436119	10.361633	-0.71%	732
2010	9.981148	10.436119	4.56%	791
2009	9.020692	9.981148	10.65%	817
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.866058	12.147767	2.37%	658
2013	10.288671	11.866058	15.33%	698
2012	9.352918	10.288671	10.00%	762
2011	9.781278	9.352918	-4.38%	822
2010	8.970926	9.781278	9.03%	852
2009	7.514175	8.970926	19.39%	915
2008*	10.000000	7.514175	-24.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.628374	11.848909	1.90%	660
2013	10.677747	11.628374	8.90%	698
2012	9.911812	10.677747	7.73%	729
2011	10.151402	9.911812	-2.36%	771
2010	9.509979	10.151402	6.74%	817
2009	8.254524	9.509979	15.21%	860
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
2007	33.858651	48.122722	42.13%	0
2006	25.369691	33.858651	33.46%	0
2005	19.581218	25.369691	29.56%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
2009	11.453056	11.514011	0.53%	0
2008	10.860299	11.453056	5.46%	0
2007	10.353356	10.860299	4.90%	0
2006	10.232910	10.353356	1.18%	0
2005	10.121481	10.232910	1.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.709707	8.465404	-2.80%	464
2013	7.567435	8.709707	15.09%	464
2012	6.708630	7.567435	12.80%	464
2011	7.613657	6.708630	-11.89%	464
2010	6.881959	7.613657	10.63%	464
2009	5.430308	6.881959	26.73%	464
2008*	10.000000	5.430308	-45.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	6,239
2012	15.547767	17.641099	13.46%	6,239
2011	16.530524	15.547767	-5.95%	6,239
2010	14.730000	16.530524	12.22%	6,239
2009	11.828083	14.730000	24.53%	7,819
2008	19.130669	11.828083	-38.17%	7,821
2007	18.444319	19.130669	3.72%	7,824
2006	16.119705	18.444319	14.42%	7,826
2005	15.254530	16.119705	5.67%	6,839
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.490979	14.837165	2.39%	532
2013	13.049928	14.490979	11.04%	565
2012	12.186662	13.049928	7.08%	597
2011	12.338344	12.186662	-1.23%	631
2010	11.476527	12.338344	7.51%	672
2009*	10.000000	11.476527	14.77%	713

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.454880	16.948937	3.00%	89
2013	14.065705	16.454880	16.99%	91
2012	12.800099	14.065705	9.89%	92
2011	13.197581	12.800099	-3.01%	94
2010	12.032881	13.197581	9.68%	95
2009*	10.000000	12.032881	20.33%	96
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.882997	13.103123	1.71%	491
2013	12.552822	12.882997	2.63%	523
2012	12.191753	12.552822	2.96%	518
2011	12.098070	12.191753	0.77%	526
2010	11.669859	12.098070	3.67%	582
2009	10.927449	11.669859	6.79%	600
2008	11.877231	10.927449	-8.00%	0
2007	11.513806	11.877231	3.16%	0
2006	11.077275	11.513806	3.94%	0
2005	10.952061	11.077275	1.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.512259	18.032786	2.97%	362
2013	15.337575	17.512259	14.18%	391
2012	14.138667	15.337575	8.48%	426
2011	14.447136	14.138667	-2.14%	461
2010	13.304813	14.447136	8.59%	8,922
2009	11.407345	13.304813	16.63%	8,961
2008	15.171392	11.407345	-24.81%	8,433
2007	14.668446	15.171392	3.43%	9,409
2006	13.454683	14.668446	9.02%	9,409
2005	13.045291	13.454683	3.14%	9,410
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	764
2012	15.085484	16.800084	11.37%	764
2011	15.743222	15.085484	-4.18%	764
2010	14.251599	15.743222	10.47%	764
2009	11.702718	14.251599	21.78%	1,229
2008	17.423574	11.702718	-32.83%	1,229
2007	16.768061	17.423574	3.91%	13,775
2006	14.952516	16.768061	12.14%	13,775
2005	14.263556	14.952516	4.83%	13,944

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.250271	15.637618	2.54%	500
2013	14.097796	15.250271	8.17%	532
2012	13.329259	14.097796	5.77%	551
2011	13.339394	13.329259	-0.08%	575
2010	12.556065	13.339394	6.24%	621
2009	11.195205	12.556065	12.16%	651
2008	13.460476	11.195205	-16.83%	0
2007	12.989664	13.460476	3.62%	566
2006	12.236824	12.989664	6.15%	566
2005	11.961955	12.236824	2.30%	566
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.165435	21.432335	6.28%	556
2013	15.113690	20.165435	33.42%	4,462
2012	13.036939	15.113690	15.93%	4,462
2011	13.656746	13.036939	-4.54%	4,462
2010	12.854703	13.656746	6.24%	4,462
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.522061	31.624771	7.12%	0
2013	22.664722	29.522061	30.26%	0
2012	19.708343	22.664722	15.00%	0
2011	20.655840	19.708343	-4.59%	0
2010	16.718064	20.655840	23.55%	0
2009	12.487012	16.718064	33.88%	0
2008	20.075698	12.487012	-37.80%	0
2007	19.067285	20.075698	5.29%	0
2006	17.722533	19.067285	7.59%	0
2005	16.147774	17.722533	9.75%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.232234	9.038357	-2.10%	0
2013	9.430266	9.232234	-2.10%	0
2012	9.633102	9.430266	-2.11%	0
2011	9.839155	9.633102	-2.09%	0
2010	10.050193	9.839155	-2.10%	0
2009	10.261467	10.050193	-2.06%	0
2008	10.270653	10.261467	-0.09%	0
2007	10.012324	10.270653	2.58%	0
2006	9.783288	10.012324	2.34%	0
2005	9.732884	9.783288	0.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.982557	14.220555	1.70%	0
2013	14.444925	13.982557	-3.20%	0
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
2010	11.749549	12.720750	8.27%	0
2009	9.649035	11.749549	21.77%	0
2008	11.916606	9.649035	-19.03%	0
2007	11.635476	11.916606	2.42%	0
2006	11.335904	11.635476	2.64%	0
2005	11.331349	11.335904	0.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
2008*	10.000000	6.038060	-39.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.249274	14.368478	-11.57%	415
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
2007	21.118567	21.232533	0.54%	0
2006	17.622408	21.118567	19.84%	0
2005	16.101549	17.622408	9.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.057068	13.012971	7.93%	460
2013	9.120782	12.057068	32.19%	2,941
2012	7.923076	9.120782	15.12%	2,941
2011	8.617750	7.923076	-8.06%	2,941
2010	7.807353	8.617750	10.38%	2,941
2009	6.259102	7.807353	24.74%	3,600
2008*	10.000000	6.259102	-37.41%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	483
2012	8.881687	9.968046	12.23%	483
2011	9.494444	8.881687	-6.45%	483
2010	7.668251	9.494444	23.81%	483
2009	6.181744	7.668251	24.05%	483
2008*	10.000000	6.181744	-38.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	0
2011	13.796402	13.390907	-2.94%	0
2010	11.264231	13.796402	22.48%	0
2009	9.046446	11.264231	24.52%	0
2008	17.284612	9.046446	-47.66%	0
2007	16.125427	17.284612	7.19%	0
2006	15.993016	16.125427	0.83%	0
2005	15.162120	15.993016	5.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0
2008	19.972748	13.236995	-33.72%	0
2007	21.993626	19.972748	-9.19%	0
2006	19.184190	21.993626	14.64%	0
2005	19.064233	19.184190	0.63%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.243703	27.804245	-1.56%	148
2013	20.525741	28.243703	37.60%	148
2012	18.196320	20.525741	12.80%	148
2011	19.730922	18.196320	-7.78%	148
2010	16.125661	19.730922	22.36%	148
2009	12.252934	16.125661	31.61%	148
2008	20.303718	12.252934	-39.65%	148
2007	20.356045	20.303718	-0.26%	148
2006	18.605026	20.356045	9.41%	148
2005	16.965887	18.605026	9.66%	148
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
2009	9.844944	12.101367	22.92%	0
2008	17.223534	9.844944	-42.84%	0
2007	16.307763	17.223534	5.62%	0
2006	14.688209	16.307763	11.03%	0
2005	14.015661	14.688209	4.80%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.851201	9.703145	-1.50%	448
2013	10.000830	9.851201	-1.50%	448
2012	9.766160	10.000830	2.40%	448
2011	9.946344	9.766160	-1.81%	448
2010	9.649687	9.946344	3.07%	448
2009	8.697519	9.649687	10.95%	448
2008	10.262231	8.697519	-15.25%	448
2007	10.006105	10.262231	2.56%	448
2006	9.808011	10.006105	2.02%	448
2005	9.875283	9.808011	-0.68%	448
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.535774	18.776274	1.30%	0
2013	12.982555	18.535774	42.77%	0
2012	12.186666	12.982555	6.53%	0
2011	12.580968	12.186666	-3.13%	0
2010	10.743628	12.580968	17.10%	0
2009	8.939912	10.743628	20.18%	0
2008	15.087693	8.939912	-40.75%	0
2007	15.334216	15.087693	-1.61%	0
2006	14.880759	15.334216	3.05%	0
2005	14.771022	14.880759	0.74%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	0
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	0
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
2007	15.758503	16.600245	5.34%	0
2006	14.155819	15.758503	11.32%	0
2005	13.530734	14.155819	4.62%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
2006	19.570190	22.487327	14.91%	0
2005	17.524692	19.570190	11.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.229362	21.864353	8.08%	0
2013	15.720688	20.229362	28.68%	475
2012	13.771324	15.720688	14.16%	475
2011	14.110498	13.771324	-2.40%	475
2010	12.443640	14.110498	13.40%	475
2009	9.930610	12.443640	25.31%	1,410
2008	16.528218	9.930610	-39.92%	1,410
2007	16.211670	16.528218	1.95%	1,410
2006	14.428937	16.211670	12.36%	1,410
2005	13.937408	14.428937	3.53%	935
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.318552	33.141181	9.31%	0
2013	22.022269	30.318552	37.67%	0
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
2010	16.604042	20.003588	20.47%	0
2009	12.390383	16.604042	34.01%	0
2008	20.415374	12.390383	-39.31%	0
2007	21.150187	20.415374	-3.47%	0
2006	18.840893	21.150187	12.26%	0
2005	17.539795	18.840893	7.42%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.105399	9.039396	-0.72%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	0
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.700676	19.188872	8.41%	0
2013	13.325831	17.700676	32.83%	0
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0
2010	10.929344	12.238418	11.98%	0
2009	8.599969	10.929344	27.09%	0
2008	14.330172	8.599969	-39.99%	0
2007	15.580207	14.330172	-8.02%	0
2006	13.729004	15.580207	13.48%	0
2005	13.325915	13.729004	3.02%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
2006	15.768278	19.717499	25.05%	0
2005	14.354586	15.768278	9.85%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.628887	21.084743	7.42%	0
2013	13.949952	19.628887	40.71%	0
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	0
2009	8.173749	13.115285	60.46%	0
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	0
2005	12.017602	12.435784	3.48%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	0
2007	10.587907	10.905234	3.00%	0
2006	10.442533	10.587907	1.39%	0
2005	10.262197	10.442533	1.76%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
2006	14.799035	16.054452	8.48%	0
2005	13.479698	14.799035	9.79%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.757475	19.073189	1.68%	0
2013	13.697032	18.757475	36.95%	0
2012	11.621747	13.697032	17.86%	0
2011	12.566927	11.621747	-7.52%	0
2010*	10.000000	12.566927	25.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.889291	21.987735	-3.94%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0
2008	14.835096	8.507010	-42.66%	0
2007	13.316020	14.835096	11.41%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.433535	10.669654	2.26%	0
2013	9.287208	10.433535	12.34%	0
2012	8.322140	9.287208	11.60%	0
2011	9.166194	8.322140	-9.21%	0
2010	7.985112	9.166194	14.79%	0
2009	5.092022	7.985112	56.82%	0
2008	9.380444	5.092022	-45.72%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.818925	13.250887	3.37%	0
2013	13.420368	12.818925	-4.48%	0
2012	12.921135	13.420368	3.86%	0
2011	12.184672	12.921135	6.04%	0
2010	11.627521	12.184672	4.79%	0
2009	10.604945	11.627521	9.64%	0
2008	10.579500	10.604945	0.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	21.037952	22.498122	6.94%	0
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
2008	17.786875	10.321322	-41.97%	0
2007	17.337183	17.786875	2.59%	0
2006	15.144788	17.337183	14.48%	0
2005	14.796522	15.144788	2.35%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	30.094214	32.081516	6.60%	0
2013	22.345359	30.094214	34.68%	0
2012	19.277145	22.345359	15.92%	0
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
2008	19.832168	12.468133	-37.13%	0
2007	19.965371	19.832168	-0.67%	0
2006	17.865579	19.965371	11.75%	0
2005	17.121537	17.865579	4.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.445969	12.580243	1.08%	0
2013	13.897954	12.445969	-10.45%	0
2012	13.227132	13.897954	5.07%	0
2011	12.096200	13.227132	9.35%	0
2010	11.759923	12.096200	2.86%	0
2009	10.904447	11.759923	7.85%	0
2008	11.323944	10.904447	-3.70%	0
2007	10.570546	11.323944	7.13%	0
2006	10.633379	10.570546	-0.59%	0
2005	10.699178	10.633379	-0.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
2008	16.781597	10.717595	-36.13%	0
2007	17.227078	16.781597	-2.59%	0
2006	15.070569	17.227078	14.31%	0
2005	14.735099	15.070569	2.28%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.176220	21.811005	13.74%	0
2013	15.086477	19.176220	27.11%	0
2012	13.265997	15.086477	13.72%	0
2011	13.672148	13.265997	-2.97%	0
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
2008	12.517607	9.246206	-26.13%	0
2007	13.112239	12.517607	-4.53%	0
2006	11.145263	13.112239	17.65%	0
2005*	10.000000	11.145263	11.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.789499	31.670493	2.86%	0
2013	22.361237	30.789499	37.69%	10
2012	19.745389	22.361237	13.25%	41
2011	20.065456	19.745389	-1.60%	47
2010	16.296904	20.065456	23.12%	46
2009	13.321224	16.296904	22.34%	0
2008	19.706561	13.321224	-32.40%	0
2007	20.274828	19.706561	-2.80%	0
2006	18.109345	20.274828	11.96%	0
2005	17.257706	18.109345	4.93%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	0
2012	14.239301	16.088443	12.99%	0
2011	14.319483	14.239301	-0.56%	0
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
2008	16.891228	10.359253	-38.67%	0
2007	16.443643	16.891228	2.72%	0
2006	14.585941	16.443643	12.74%	0
2005	14.272677	14.585941	2.19%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.630402	20.711751	5.51%	339
2013	16.603702	19.630402	18.23%	340
2012	15.407401	16.603702	7.76%	341
2011	14.479739	15.407401	6.41%	342
2010	12.862524	14.479739	12.57%	342
2009	10.754509	12.862524	19.60%	344
2008	15.639524	10.754509	-31.24%	345
2007	14.959996	15.639524	4.54%	0
2006	13.155529	14.959996	13.72%	0
2005	12.912068	13.155529	1.89%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0
2005	14.883101	15.373292	3.29%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.575496	15.037798	-3.45%	0
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	0
2008	16.328535	11.237033	-31.18%	0
2007	15.221663	16.328535	7.27%	0
2006	13.434856	15.221663	13.30%	0
2005	13.500348	13.434856	-0.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	0
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
2008	10.645376	9.629755	-9.54%	0
2007	10.348611	10.645376	2.87%	0
2006	10.176471	10.348611	1.69%	0
2005	10.297824	10.176471	-1.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.949939	14.224830	1.97%	0
2013	12.594405	13.949939	10.76%	0
2012	11.535594	12.594405	9.18%	0
2011	11.839105	11.535594	-2.56%	0
2010	10.750376	11.839105	10.13%	0
2009	8.863343	10.750376	21.29%	0
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
2006	10.641737	11.411221	7.23%	0
2005*	10.000000	10.641737	6.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	0
2012	11.511808	12.735999	10.63%	0
2011	11.912123	11.511808	-3.36%	0
2010	10.647943	11.912123	11.87%	0
2009	8.465223	10.647943	25.78%	0
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	578
2006	10.946916	11.966082	9.31%	580
2005*	10.000000	10.946916	9.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	0
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
2006	11.154054	12.325627	10.50%	0
2005*	10.000000	11.154054	11.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.789202	16.037774	-14.64%	0
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
2010	13.954374	16.270402	16.60%	0
2009	9.663708	13.954374	44.40%	0
2008	21.661696	9.663708	-55.39%	0
2007	15.201743	21.661696	42.49%	0
2006	13.321401	15.201743	14.12%	0
2005*	10.000000	13.321401	33.21%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	20.105852	21.341819	6.15%	281
2013	16.074337	20.105852	25.08%	282
2012	14.034687	16.074337	14.53%	637
2011	14.249134	14.034687	-1.50%	782
2010	12.671706	14.249134	12.45%	850
2009	9.970573	12.671706	27.09%	949
2008	17.818898	9.970573	-44.04%	984
2007	17.983758	17.818898	-0.92%	287
2006	15.323812	17.983758	17.36%	287
2005	14.833235	15.323812	3.31%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.136011	22.959261	8.63%	0
2013	15.882414	21.136011	33.08%	0
2012	14.188613	15.882414	11.94%	0
2011	14.504432	14.188613	-2.18%	0
2010	11.967217	14.504432	21.20%	0
2009	9.557413	11.967217	25.21%	0
2008	18.537976	9.557413	-48.44%	0
2007	14.959285	18.537976	23.92%	0
2006	14.344339	14.959285	4.29%	0
2005	13.894056	14.344339	3.24%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.587552	13.008876	3.35%	0
2013	13.135777	12.587552	-4.17%	112
2012	12.712726	13.135777	3.33%	1,029
2011	12.137372	12.712726	4.74%	1,066
2010	11.533473	12.137372	5.24%	5,181
2009	10.207763	11.533473	12.99%	6,397
2008	10.806111	10.207763	-5.54%	7,727
2007	10.611436	10.806111	1.83%	7,937
2006	10.413201	10.611436	1.90%	2,948
2005	10.443492	10.413201	-0.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.938845	34.174658	3.75%	0
2013	24.775344	32.938845	32.95%	0
2012	22.102308	24.775344	12.09%	291
2011	25.336905	22.102308	-12.77%	378
2010	20.139013	25.336905	25.81%	392
2009	14.727075	20.139013	36.75%	524
2008	24.922137	14.727075	-40.91%	605
2007	22.085204	24.922137	12.85%	0
2006	20.078761	22.085204	9.99%	0
2005	17.386188	20.078761	15.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
2005	16.307938	18.955829	16.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0
2008	21.630269	10.309761	-52.34%	0
2007	20.967279	21.630269	3.16%	0
2006	18.469952	20.967279	13.52%	0
2005	18.427397	18.469952	0.23%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0
2007	11.055909	11.223320	1.51%	0
2006*	10.000000	11.055909	10.56%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.910146	23.309221	6.39%	0
2013	17.265403	21.910146	26.90%	0
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	0
2010	12.870931	15.194446	18.05%	0
2009	11.209544	12.870931	14.82%	0
2008	15.714970	11.209544	-28.67%	0
2007	16.505853	15.714970	-4.79%	0
2006	14.401495	16.505853	14.61%	0
2005	14.229461	14.401495	1.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.494332	30.008931	-1.59%	0
2013	22.874618	30.494332	33.31%	15
2012	19.747243	22.874618	15.84%	171
2011	20.968819	19.747243	-5.83%	224
2010	16.712457	20.968819	25.47%	1,034
2009	13.224120	16.712457	26.38%	1,384
2008	20.177183	13.224120	-34.46%	128
2007	21.125864	20.177183	-4.49%	0
2006	18.454862	21.125864	14.47%	0
2005	17.339029	18.454862	6.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.202028	20.175705	-13.04%	0
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
2008	22.969250	13.399730	-41.66%	0
2007	20.333594	22.969250	12.96%	0
2006	17.109780	20.333594	18.84%	0
2005	15.870724	17.109780	7.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.961211	10.921356	-8.69%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.117540	13.883995	5.84%	0
2013	9.589447	13.117540	36.79%	0
2012*	10.000000	9.589447	-4.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.727484	13.433879	5.55%	0
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
2006	12.798270	13.828220	8.05%	0
2005	12.148022	12.798270	5.35%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.786819	27.369044	6.14%	0
2013	20.134433	25.786819	28.07%	0
2012	16.613905	20.134433	21.19%	0
2011	18.244750	16.613905	-8.94%	0
2010	17.510807	18.244750	4.19%	0
2009	12.255874	17.510807	42.88%	0
2008	22.492026	12.255874	-45.51%	0
2007	16.824912	22.492026	33.68%	0
2006	15.757146	16.824912	6.78%	0
2005	14.305940	15.757146	10.14%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.118419	14.036304	7.00%	0
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
2006	21.467056	30.802441	43.49%	0
2005	16.626520	21.467056	29.11%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.786067	9.131560	-6.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.052265	12.719544	-9.48%	0
2013	10.169223	14.052265	38.18%	0
2012*	10.000000	10.169223	1.69%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.820115	25.685975	7.83%	0
2013	17.952750	23.820115	32.68%	52
2012	15.833392	17.952750	13.39%	309
2011	16.256404	15.833392	-2.60%	360
2010	14.937872	16.256404	8.83%	2,700
2009	12.467076	14.937872	19.82%	2,663
2008	18.944360	12.467076	-34.19%	0
2007	17.996291	18.944360	5.27%	0
2006	15.261111	17.996291	17.92%	0
2005	14.648152	15.261111	4.18%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.727125	13.828581	8.65%	0
2013	10.050758	12.727125	26.63%	0
2012	9.027991	10.050758	11.33%	0
2011*	10.000000	9.027991	-9.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.431838	21.475997	10.52%	0
2013	15.081830	19.431838	28.84%	0
2012	13.468372	15.081830	11.98%	377
2011	13.697071	13.468372	-1.67%	523
2010	12.370863	13.697071	10.72%	585
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.258642	13.621024	2.73%	5,168
2013	10.990690	13.258642	20.64%	13,311
2012	9.707105	10.990690	13.22%	16,146
2011	9.828613	9.707105	-1.24%	17,596
2010	8.966848	9.828613	9.61%	7,588
2009	7.425270	8.966848	20.76%	7,616
2008	10.806270	7.425270	-31.29%	8,491
2007	10.405944	10.806270	3.85%	0
2006*	10.000000	10.405944	4.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.641514	10.931131	2.72%	6,169
2013	11.162660	10.641514	-4.67%	15,588
2012	10.868716	11.162660	2.70%	16,197
2011	10.505524	10.868716	3.46%	16,337
2010	10.129525	10.505524	3.71%	7,377
2009	9.230548	10.129525	9.74%	7,495
2008	10.466687	9.230548	-11.81%	9,030
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	258
2011	10.834550	9.615008	-11.26%	347
2010	9.948218	10.834550	8.91%	361
2009	7.179740	9.948218	38.56%	423
2008	11.957998	7.179740	-39.96%	516
2007	10.686985	11.957998	11.89%	0
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	418
2011	9.588362	8.942733	-6.73%	572
2010	8.290539	9.588362	15.65%	633
2009	6.105029	8.290539	35.80%	769
2008	11.184549	6.105029	-45.42%	910
2007	10.216091	11.184549	9.48%	62
2006*	10.000000	10.216091	2.16%	66
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.697730	12.616898	7.86%	6,415
2013	8.990572	11.697730	30.11%	16,559
2012	7.849255	8.990572	14.54%	20,925
2011	8.204802	7.849255	-4.33%	22,836
2010	7.555705	8.204802	8.59%	10,007
2009	5.908398	7.555705	27.88%	9,928
2008	9.749596	5.908398	-39.40%	10,802
2007*	10.000000	9.749596	-2.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.592204	18.656443	0.35%	0
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
2008	13.982184	9.851999	-29.54%	0
2007	13.856713	13.982184	0.91%	0
2006	12.802753	13.856713	8.23%	0
2005	12.779081	12.802753	0.19%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.638154	23.062893	6.58%	0
2013	16.343914	21.638154	32.39%	21
2012	14.135318	16.343914	15.62%	132
2011	14.823207	14.135318	-4.64%	149
2010	13.121885	14.823207	12.97%	592
2009	10.454779	13.121885	25.51%	64
2008	17.019524	10.454779	-38.57%	750
2007	17.861184	17.019524	-4.71%	3,226
2006	15.794855	17.861184	13.08%	1,724
2005	15.527344	15.794855	1.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	93
2012	8.948768	9.752647	8.98%	553
2011	9.453736	8.948768	-5.34%	606
2010	7.818986	9.453736	20.91%	4,214
2009	6.087288	7.818986	28.45%	5,874
2008*	10.000000	6.087288	-39.13%	8,445
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	75
2012	11.288265	11.871478	5.17%	208
2011	10.858224	11.288265	3.96%	212
2010	10.392365	10.858224	4.48%	3,255
2009	9.780422	10.392365	6.26%	3,945
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.472073	28.108133	-7.76%	0
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0
2006	25.332516	33.791817	33.39%	0
2005	19.562478	25.332516	29.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	84
2012	12.346802	12.449973	0.84%	417
2011	11.763830	12.346802	4.96%	377
2010	11.473635	11.763830	2.53%	3,260
2009	11.418724	11.473635	0.48%	4,669
2008	10.833282	11.418724	5.40%	6,965
2007	10.332904	10.833282	4.84%	7,363
2006	10.217896	10.332904	1.13%	3,021
2005	10.111774	10.217896	1.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0
2006*	10.000000	10.805966	8.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.854938	22.451176	2.73%	7,024
2013	17.552359	21.854938	24.51%	7,025
2012	15.477474	17.552359	13.41%	7,025
2011	16.464175	15.477474	-5.99%	11,654
2010	14.678362	16.464175	12.17%	11,655
2009	11.792638	14.678362	24.47%	11,655
2008	19.083119	11.792638	-38.20%	11,656
2007	18.407926	19.083119	3.67%	11,656
2006	16.096090	18.407926	14.36%	11,657
2005	15.239947	16.096090	5.62%	11,386
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.811652	13.023907	1.66%	0
2013	12.489681	12.811652	2.58%	0
2012	12.136632	12.489681	2.91%	0
2011	12.049500	12.136632	0.72%	0
2010	11.628939	12.049500	3.62%	0
2009	10.894700	11.628939	6.74%	0
2008	11.847685	10.894700	-8.04%	0
2007	11.491072	11.847685	3.10%	0
2006	11.061038	11.491072	3.89%	0
2005	10.894700	11.061038	1.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.415214	17.923691	2.92%	7,371
2013	15.260369	17.415214	14.12%	8,026
2012	14.074710	15.260369	8.42%	11,753
2011	14.389123	14.074710	-2.19%	12,114
2010	13.258157	14.389123	8.53%	13,040
2009	11.373158	13.258157	16.57%	13,357
2008	15.133667	11.373158	-24.85%	13,830
2007	14.639493	15.133667	3.38%	14,406
2006	13.434960	14.639493	8.97%	12,968
2005	13.032810	13.434960	3.09%	7,806
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	20.016368	20.556890	2.70%	0
2013	16.715505	20.016368	19.75%	562
2012	15.017217	16.715505	11.31%	588
2011	15.679972	15.017217	-4.23%	651
2010	14.201595	15.679972	10.41%	1,117
2009	11.667610	14.201595	21.72%	1,117
2008	17.380205	11.667610	-32.87%	1,211
2007	16.734925	17.380205	3.86%	1,521
2006	14.930572	16.734925	12.08%	0
2005	14.249883	14.930572	4.78%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.165754	15.543013	2.49%	0
2013	14.026830	15.165754	8.12%	0
2012	13.268954	14.026830	5.71%	0
2011	13.285812	13.268954	-0.13%	0
2010	12.512027	13.285812	6.18%	0
2009	11.161635	12.512027	12.10%	515
2008	13.426978	11.161635	-16.87%	518
2007	12.963992	13.426978	3.57%	0
2006	12.218869	12.963992	6.10%	0
2005	11.950488	12.218869	2.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.117464	21.370417	6.23%	703
2013	15.085423	20.117464	33.36%	704
2012	13.019223	15.085423	15.87%	938
2011	13.645142	13.019223	-4.59%	1,033
2010	12.850326	13.645142	6.19%	1,078
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	0
2012	19.619205	22.550669	14.94%	0
2011	20.572894	19.619205	-4.64%	0
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0
2008	20.025742	12.449566	-37.83%	0
2007	19.029607	20.025742	5.23%	0
2006	17.696534	19.029607	7.53%	0
2005	16.132305	17.696534	9.70%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.180892	8.983507	-2.15%	0
2013	9.382613	9.180892	-2.15%	0
2012	9.589344	9.382613	-2.16%	602
2011	9.799448	9.589344	-2.14%	634
2010	10.014756	9.799448	-2.15%	1,118
2009	10.230509	10.014756	-2.11%	1,129
2008	10.244899	10.230509	-0.14%	1,154
2007	9.992347	10.244899	2.53%	1,652
2006	9.768744	9.992347	2.29%	661
2005	9.723367	9.768744	0.47%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.905116	14.134577	1.65%	0
2013	14.372269	13.905116	-3.25%	0
2012	13.085829	14.372269	9.83%	501
2011	12.669703	13.085829	3.28%	595
2010	11.708373	12.669703	8.21%	715
2009	9.620128	11.708373	21.71%	859
2008	11.886963	9.620128	-19.07%	1,157
2007	11.612491	11.886963	2.36%	0
2006	11.319271	11.612491	2.59%	0
2005	11.320492	11.319271	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	126
2012	7.916925	8.948602	13.03%	694
2011	8.952102	7.916925	-11.56%	722
2010	8.038841	8.952102	11.36%	3,359
2009	6.035998	8.038841	33.18%	4,974
2008*	10.000000	6.035998	-39.64%	5,851
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.160982	14.283110	-11.62%	0
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
2006	17.598462	21.079128	19.78%	0
2005	16.087846	17.598462	9.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	37
2012	8.480971	9.637576	13.64%	238
2011	8.956444	8.480971	-5.31%	269
2010	7.934473	8.956444	12.88%	1,737
2009	6.268781	7.934473	26.57%	2,885
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	45
2012	8.865053	9.944282	12.17%	301
2011	9.481495	8.865053	-6.50%	345
2010	7.661708	9.481495	23.75%	2,126
2009	6.179627	7.661708	23.98%	2,315
2008*	10.000000	6.179627	-38.20%	2,654
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	63
2012	9.513974	10.830592	13.84%	353
2011	9.953671	9.513974	-4.42%	386
2010	8.502885	9.953671	17.06%	1,788
2009	6.660337	8.502885	27.66%	2,435
2008*	10.000000	6.660337	-33.40%	4,460
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.777610	20.846898	0.33%	0
2013	14.750783	20.777610	40.86%	0
2012	13.330323	14.750783	10.66%	0
2011	13.740977	13.330323	-2.99%	0
2010	11.224708	13.740977	22.42%	0
2009	9.019312	11.224708	24.45%	0
2008	17.241595	9.019312	-47.69%	0
2007	16.093557	17.241595	7.13%	0
2006	15.969547	16.093557	0.78%	0
2005	15.147588	15.969547	5.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	30.013992	31.355557	4.47%	0
2013	21.905542	30.013992	37.02%	0
2012	18.609309	21.905542	17.71%	0
2011	20.114343	18.609309	-7.48%	0
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0
2008	19.923089	13.197321	-33.76%	0
2007	21.950219	19.923089	-9.24%	0
2006	19.156088	21.950219	14.59%	0
2005	19.046007	19.156088	0.58%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	28.087212	27.636056	-1.61%	0
2013	20.422430	28.087212	37.53%	0
2012	18.114007	20.422430	12.74%	35
2011	19.651678	18.114007	-7.82%	50
2010	16.069084	19.651678	22.29%	53
2009	12.216178	16.069084	31.54%	65
2008	20.253200	12.216178	-39.68%	826
2007	20.315831	20.253200	-0.31%	696
2006	18.577749	20.315831	9.36%	386
2005	16.949645	18.577749	9.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.708276	20.469179	9.41%	0
2013	14.618193	18.708276	27.98%	73
2012	13.122958	14.618193	11.39%	377
2011	13.360187	13.122958	-1.78%	428
2010	12.058938	13.360187	10.79%	2,837
2009	9.815428	12.058938	22.86%	3,843
2008	17.180693	9.815428	-42.87%	5,633
2007	16.275551	17.180693	5.56%	4,886
2006	14.666668	16.275551	10.97%	2,380
2005	14.002235	14.666668	4.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	823
2011	10.293761	10.203793	-0.87%	895
2010	10.271377	10.293761	0.22%	1,055
2009	9.800278	10.271377	4.81%	1,153
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	85
2012	11.455869	13.402022	16.99%	498
2011	13.368509	11.455869	-14.31%	519
2010	12.846780	13.368509	4.06%	2,425
2009*	10.000000	12.846780	28.47%	3,599
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.796615	9.644460	-1.55%	0
2013	9.950491	9.796615	-1.55%	0
2012	9.721973	9.950491	2.35%	151
2011	9.906396	9.721973	-1.86%	159
2010	9.615846	9.906396	3.02%	3,049
2009	8.671443	9.615846	10.89%	3,314
2008	10.236686	8.671443	-15.29%	7,603
2007	9.986333	10.236686	2.51%	8,004
2006	9.793625	9.986333	1.97%	3,395
2005	9.865822	9.793625	-0.73%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.433061	18.662683	1.25%	0
2013	12.917203	18.433061	42.70%	0
2012	12.131532	12.917203	6.48%	0
2011	12.530438	12.131532	-3.18%	0
2010	10.705927	12.530438	17.04%	0
2009	8.913097	10.705927	20.11%	0
2008	15.050165	8.913097	-40.78%	0
2007	15.303930	15.050165	-1.66%	0
2006	14.858935	15.303930	2.99%	0
2005	14.756874	14.858935	0.69%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	0
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
2008	16.560730	9.812617	-40.75%	0
2007	15.729072	16.560730	5.29%	5,706
2006	14.136584	15.729072	11.27%	2,735
2005	13.519222	14.136584	4.57%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.635635	27.597404	-0.14%	0
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
2005	17.507912	19.541505	11.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.881618	9.910067	0.29%	0
2013	10.135959	9.881618	-2.51%	0
2012*	10.000000	10.135959	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.117327	21.732156	8.03%	0
2013	15.641602	20.117327	28.61%	69
2012	13.709058	15.641602	14.10%	367
2011	14.053857	13.709058	-2.45%	428
2010	12.400019	14.053857	13.34%	2,721
2009	9.900851	12.400019	25.24%	3,578
2008	16.487121	9.900851	-39.95%	4,654
2007	16.179663	16.487121	1.90%	4,514
2006	14.407783	16.179663	12.30%	2,403
2005	13.924063	14.407783	3.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	30.150620	32.940791	9.25%	0
2013	21.911475	30.150620	37.60%	0
2012	19.031177	21.911475	15.13%	0
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
2008	20.364636	12.353254	-39.34%	1,317
2007	21.108468	20.364636	-3.52%	833
2006	18.813314	21.108468	12.20%	386
2005	17.523041	18.813314	7.36%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.102276	9.031681	-0.78%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	51
2012	11.075823	11.460232	3.47%	215
2011	11.205585	11.075823	-1.16%	196
2010	10.887208	11.205585	2.92%	1,262
2009*	10.000000	10.887208	8.87%	1,560
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.604506	19.074857	8.35%	0
2013	13.260201	17.604506	32.76%	0
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
2005	14.342384	15.746846	9.79%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.522153	20.959382	7.36%	0
2013	13.881175	19.522153	40.64%	0
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	0
2006	12.418857	12.813104	3.17%	0
2005	12.007364	12.418857	3.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.436161	12.036895	5.25%	450
2013	11.755656	11.436161	-2.72%	450
2012	11.003070	11.755656	6.84%	451
2011	10.667727	11.003070	3.14%	451
2010	10.202356	10.667727	4.56%	452
2009	9.532302	10.202356	7.03%	452
2008	10.879266	9.532302	-12.38%	5,711
2007	10.568123	10.879266	2.94%	5,844
2006	10.428329	10.568123	1.34%	2,304
2005	10.253466	10.428329	1.71%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	0
2006	14.776404	16.021737	8.43%	0
2005	13.465936	14.776404	9.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.724371	19.029803	1.63%	0
2013	13.679840	18.724371	36.88%	0
2012	11.613102	13.679840	17.80%	0
2011	12.563982	11.613102	-7.57%	0
2010*	10.000000	12.563982	25.64%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.782777	21.874220	-3.99%	0
2014	22.782777	21.874220	-3.99%	0
2013	15.498174	22.782777	47.00%	0
2012	14.683773	15.498174	5.55%	0
2011	15.728823	14.683773	-6.64%	0
2010	12.679469	15.728823	24.05%	0
2009	8.489079	12.679469	49.36%	0
2008	14.811419	8.489079	-42.69%	0
2007	13.301600	14.811419	11.35%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.397983	10.627855	2.21%	0
2013	9.260287	10.397983	12.29%	0
2012	8.302266	9.260287	11.54%	0
2011	9.148971	8.302266	-9.25%	0
2010	7.974187	9.148971	14.73%	0
2009	5.087661	7.974187	56.74%	0
2008	9.377230	5.087661	-45.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.759308	13.182516	3.32%	0
2013	13.364780	12.759308	-4.53%	0
2012	12.874209	13.364780	3.81%	0
2011	12.146598	12.874209	5.99%	0
2010	11.597113	12.146598	4.74%	0
2009	10.582616	11.597113	9.59%	0
2008	10.562620	10.582616	0.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.091446	21.703488	13.68%	672
2013	15.027459	19.091446	27.04%	718
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.618868	31.478881	2.81%	0
2013	22.248661	30.618868	37.62%	0
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.489160	14.946789	-3.50%	0
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.994366	21.212633	6.09%	986
2013	15.993367	19.994366	25.02%	1,029
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.517818	12.930203	3.29%	0
2013	13.069669	12.517818	-4.22%	0
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.756258	33.967851	3.70%	424
2013	24.650595	32.756258	32.88%	419
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.941880	10.898141	-8.74%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.782726	9.123773	-6.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.040316	12.702220	-9.53%	752
2013	10.165760	14.040316	38.11%	651
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.688108	25.530576	7.78%	946
2013	17.862377	23.688108	32.61%	965
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.526499	14.367827	-1.09%	2,061
2013	11.637191	14.526499	24.83%	2,046
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.709775	13.802675	8.60%	0
2013	10.042183	12.709775	26.56%	0
2012	9.024919	10.042183	11.27%	0
2011*	10.000000	9.024919	-9.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.206766	13.560787	2.68%	807
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.401302	14.342990	-0.40%	971
2013	11.446637	14.401302	25.81%	952
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.977426	13.715751	5.69%	2,756
2013	10.237758	12.977426	26.76%	2,818
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.518216	22.923327	6.53%	0
2013	16.261624	21.518216	32.33%	0
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	677
2009	7.153399	8.686563	21.43%	680
2008*	10.000000	7.153399	-28.47%	684
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.797543	12.065292	2.27%	8,121
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	2,455

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	0
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.733789	22.315306	2.68%	0
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.740586	12.945045	1.60%	0
2013	12.426751	12.740586	2.53%	0
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.318724	17.815286	2.87%	0
2013	15.183567	17.318724	14.06%	0
2012	14.011054	15.183567	8.37%	0
2011	14.331351	14.011054	-2.23%	0
2010	13.211670	14.331351	8.47%	0
2009	11.339064	13.211670	16.51%	0
2008	15.096021	11.339064	-24.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.081694	15.448958	2.44%	0
2013	13.956215	15.081694	8.06%	0
2012	13.208920	13.956215	5.66%	0
2011	13.232452	13.208920	-0.18%	0
2010	12.468141	13.232452	6.13%	0
2009	11.128173	12.468141	12.04%	0
2008	13.393572	11.128173	-16.91%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.129818	8.928965	-2.20%	0
2013	9.335189	9.129818	-2.20%	0
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.828018	14.049031	1.60%	2,391
2013	14.299888	13.828018	-3.30%	2,480
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	0
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.330880	18.549748	1.19%	0
2013	12.852159	18.330880	42.63%	0
2012	12.076634	12.852159	6.42%	0
2011	12.480109	12.076634	-3.23%	0
2010	10.668371	12.480109	16.98%	0
2009	8.886377	10.668371	20.05%	0
2008	15.012718	8.886377	-40.81%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.978848	-10.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	20.005831	21.600670	7.97%	0
2013	15.562853	20.005831	28.55%	0
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.161119	10.997248	-1.47%	1,023
2013	11.438755	11.161119	-2.43%	1,024
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.508788	18.961451	8.30%	0
2013	13.194837	17.508788	32.69%	0
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.415999	20.834759	7.31%	0
2013	13.812752	19.415999	40.57%	0
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
2010	13.026183	15.389504	18.14%	0
2009	8.126514	13.026183	60.29%	0
2008	13.196661	8.126514	-38.42%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.691302	18.986480	1.58%	0
2013	13.662654	18.691302	36.81%	0
2012	11.604451	13.662654	17.74%	0
2011	12.561035	11.604451	-7.62%	0
2010*	10.000000	12.561035	25.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.676759	21.761296	-4.04%	468
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	403
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0
2008	14.787782	8.471187	-42.71%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.362596	10.586275	2.16%	0
2013	9.233489	10.362596	12.23%	0
2012	8.282487	9.233489	11.48%	0
2011	9.131834	8.282487	-9.30%	0
2010	7.963304	9.131834	14.67%	0
2009	5.083314	7.963304	56.66%	0
2008	9.374027	5.083314	-45.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.699934	13.114480	3.26%	0
2013	13.309384	12.699934	-4.58%	0
2012	12.827420	13.309384	3.76%	0
2011	12.108627	12.827420	5.94%	0
2010	11.566768	12.108627	4.68%	0
2009	10.560323	11.566768	9.53%	0
2008	10.545760	10.560323	0.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	0
2007	17.268719	17.698426	2.49%	0
2006	15.100376	17.268719	14.36%	0
2005	14.768184	15.100376	2.25%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.761369	31.694266	6.49%	0
2013	22.120795	29.761369	34.54%	0
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
2010	17.282343	21.385861	23.74%	0
2009	12.393425	17.282343	39.45%	0
2008	19.733575	12.393425	-37.20%	0
2007	19.886557	19.733575	-0.77%	0
2006	17.813215	19.886557	11.64%	0
2005	17.088763	17.813215	4.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.306787	12.426837	0.98%	0
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	0
2010	11.676054	11.997664	2.75%	0
2009	10.837755	11.676054	7.73%	0
2008	11.266200	10.837755	-3.80%	0
2007	10.527461	11.266200	7.02%	0
2006	10.600839	10.527461	-0.69%	0
2005	10.677319	10.600839	-0.72%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	0
2006	15.026376	17.159051	14.19%	0
2005	14.706867	15.026376	2.17%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	19.007056	21.596512	13.62%	0
2013	14.968686	19.007056	26.98%	0
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	0
2008	12.483546	9.211612	-26.21%	0
2007	13.090018	12.483546	-4.63%	0
2006	11.137716	13.090018	17.53%	0
2005*	10.000000	11.137716	11.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	20
2012	19.567037	22.136555	13.13%	22
2011	19.904520	19.567037	-1.70%	25
2010	16.182730	19.904520	23.00%	25
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
2007	20.194818	19.608616	-2.90%	0
2006	18.056269	20.194818	11.84%	0
2005	17.224664	18.056269	4.83%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	0
2012	14.110692	15.926800	12.87%	0
2011	14.204638	14.110692	-0.66%	0
2010	12.687047	14.204638	11.96%	0
2009	10.297195	12.687047	23.21%	0
2008	16.807245	10.297195	-38.73%	0
2007	16.378714	16.807245	2.62%	0
2006	14.543176	16.378714	12.62%	0
2005	14.245346	14.543176	2.09%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	0
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	0
2009	10.690091	12.772412	19.48%	0
2008	15.561767	10.690091	-31.31%	0
2007	14.900926	15.561767	4.43%	0
2006	13.116943	14.900926	13.60%	0
2005	12.887330	13.116943	1.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0
2005	14.854584	15.328203	3.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.006804	9.837634	-1.69%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.403230	14.856271	-3.55%	0
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
2006	13.395459	15.161558	13.18%	0
2005	13.474483	13.395459	-0.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	0
2010	11.242732	11.900010	5.85%	0
2009	9.572078	11.242732	17.45%	0
2008	10.592451	9.572078	-9.63%	0
2007	10.307744	10.592451	2.76%	0
2006	10.146617	10.307744	1.59%	0
2005	10.278083	10.146617	-1.28%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.826916	14.084973	1.87%	0
2013	12.496093	13.826916	10.65%	0
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
2005*	10.000000	10.634532	6.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	0
2008	12.839348	8.433561	-34.31%	0
2007	11.945798	12.839348	7.48%	0
2006	10.939506	11.945798	9.20%	0
2005*	10.000000	10.939506	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	0
2008	13.358960	8.073400	-39.57%	0
2007	12.304728	13.358960	8.57%	0
2006	11.146499	12.304728	10.39%	0
2005*	10.000000	11.146499	11.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005*	10.000000	13.312384	33.12%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.883423	21.084141	6.04%	0
2013	15.912756	19.883423	24.95%	0
2012	13.907849	15.912756	14.42%	0
2011	14.134775	13.907849	-1.61%	0
2010	12.582852	14.134775	12.33%	0
2009	9.910802	12.582852	26.96%	0
2008	17.730262	9.910802	-44.10%	0
2007	17.912718	17.730262	-1.02%	0
2006	15.278856	17.912718	17.24%	0
2005	14.804807	15.278856	3.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	0
2012	14.060446	15.722839	11.82%	0
2011	14.388086	14.060446	-2.28%	0
2010	11.883344	14.388086	21.08%	0
2009	9.500149	11.883344	25.09%	0
2008	18.445836	9.500149	-48.50%	0
2007	14.900231	18.445836	23.80%	0
2006	14.302283	14.900231	4.18%	0
2005	13.867441	14.302283	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.448350	12.851874	3.24%	0
2013	13.003797	12.448350	-4.27%	222
2012	12.597898	13.003797	3.22%	186
2011	12.039999	12.597898	4.63%	161
2010	11.452646	12.039999	5.13%	177
2009	10.146594	11.452646	12.87%	1,383
2008	10.752353	10.146594	-5.63%	1,164
2007	10.569510	10.752353	1.73%	1,492
2006	10.382638	10.569510	1.80%	884
2005	10.423463	10.382638	-0.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.574588	33.762181	3.65%	0
2013	24.526407	32.574588	32.81%	0
2012	21.902676	24.526407	11.98%	0
2011	25.133719	21.902676	-12.86%	0
2010	19.997935	25.133719	25.68%	0
2009	14.638868	19.997935	36.61%	0
2008	24.798281	14.638868	-40.97%	0
2007	21.998042	24.798281	12.73%	0
2006	20.019919	21.998042	9.88%	0
2005	17.352899	20.019919	15.37%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
2007	21.759941	24.894580	14.41%	0
2006	18.900290	21.759941	15.13%	0
2005	16.276733	18.900290	16.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0
2008	21.522738	10.247984	-52.39%	0
2007	20.884511	21.522738	3.06%	0
2006	18.415809	20.884511	13.41%	0
2005	18.392126	18.415809	0.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
2008	15.636875	11.142412	-28.74%	0
2007	16.440717	15.636875	-4.89%	0
2006	14.359300	16.440717	14.50%	0
2005	14.202226	14.359300	1.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	30
2012	19.568913	22.644824	15.72%	35
2011	20.800674	19.568913	-5.92%	39
2010	16.595382	20.800674	25.34%	36
2009	13.144924	16.595382	26.25%	458
2008	20.076917	13.144924	-34.53%	0
2007	21.042514	20.076917	-4.59%	0
2006	18.400805	21.042514	14.36%	0
2005	17.305842	18.400805	6.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
2005	15.840330	17.059617	7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.690920	9.646505	-0.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.922561	10.874938	-8.79%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
2006	12.760732	13.773618	7.94%	0
2005	12.124747	12.760732	5.25%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.501584	27.038648	6.03%	0
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
2007	16.758438	22.380155	33.55%	0
2006	15.710899	16.758438	6.67%	0
2005	14.278499	15.710899	10.03%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
2005	16.594691	21.404153	28.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.779381	9.115994	-6.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	103
2012	15.690399	17.772394	13.27%	109
2011	16.126041	15.690399	-2.70%	118
2010	14.833232	16.126041	8.72%	115
2009	12.392403	14.833232	19.70%	931
2008	18.850203	12.392403	-41.96%	0
2007	17.925254	18.850203	5.16%	0
2006	15.216368	17.925254	17.80%	0
2005	14.620099	15.216368	4.08%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.692473	13.776844	8.54%	0
2013	10.033645	12.692473	26.50%	0
2012	9.021864	10.033645	11.21%	0
2011*	10.000000	9.021864	-9.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0
2011	13.673759	13.431733	-1.77%	0
2010	12.362426	13.673759	10.61%	0
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.155061	13.500802	2.63%	2,929
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.558416	10.834683	2.62%	3,496
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	424
2007	10.209164	11.165468	9.37%	392
2006*	10.000000	10.209164	2.09%	388
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.618251	12.518367	7.75%	3,323
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
2005	12.754602	12.765207	0.08%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.398796	22.784456	6.48%	0
2013	16.179644	21.398796	32.26%	42
2012	14.007587	16.179644	15.51%	46
2011	14.704272	14.007587	-4.74%	50
2010	13.029918	14.704272	12.85%	48
2009	10.392120	13.029918	25.38%	407
2008	16.934889	10.392120	-38.63%	380
2007	17.790645	16.934889	-4.81%	973
2006	15.748527	17.790645	12.97%	994
2005	15.497598	15.748527	1.62%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	183
2012	8.915278	9.706187	8.87%	202
2011	9.427969	8.915278	-5.44%	206
2010	7.805641	9.427969	20.78%	204
2009	6.083121	7.805641	28.32%	2,044
2008*	10.000000	6.083121	-39.17%	2,334
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.799144	12.059799	2.21%	9,006
2013	9.712704	11.799144	21.48%	21,212
2012	8.671897	9.712704	12.00%	21,212
2011	9.305852	8.671897	-6.81%	21,212
2010	8.401560	9.305852	10.76%	21,212
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.527800	11.728425	1.74%	6,681
2013	10.601632	11.527800	8.74%	6,686
2012	9.856291	10.601632	7.56%	6,692
2011	10.109999	9.856291	-2.51%	6,698
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	147
2012	11.246092	11.815009	5.06%	124
2011	10.828681	11.246092	3.85%	108
2010	10.374687	10.828681	4.38%	117
2009	9.773762	10.374687	6.15%	116
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0
2005	19.525024	25.258281	29.36%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.558971	11.815163	2.22%	0
2013	12.324915	11.558971	-6.21%	166
2012	12.235311	12.324915	0.73%	137
2011	11.669486	12.235311	4.85%	115
2010	11.393262	11.669486	2.42%	126
2009	11.350338	11.393262	0.38%	1,339
2008	10.779417	11.350338	5.30%	1,588
2007	10.292093	10.779417	4.73%	1,265
2006	10.187930	10.292093	1.02%	905
2005	10.092398	10.187930	0.95%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.613229	22.180180	2.62%	0
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
2011	16.332125	15.337663	-6.09%	0
2010	14.575520	16.332125	12.05%	2,138
2009	11.721990	14.575520	24.34%	2,138
2008	18.988244	11.721990	-38.27%	2,138
2007	18.335248	18.988244	3.56%	2,138
2006	16.048897	18.335248	14.25%	2,138
2005	15.210756	16.048897	5.51%	2,140
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	8,698
2012	12.136974	12.976755	6.92%	8,698
2011	12.306842	12.136974	-1.38%	8,698
2010	11.464785	12.306842	7.34%	8,937
2009*	10.000000	11.464785	14.65%	8,937

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.669920	12.866665	1.55%	0
2013	12.364144	12.669920	2.47%	0
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0
2010	11.547439	11.952821	3.51%	0
2009	10.829416	11.547439	6.63%	0
2008	11.788746	10.829416	-8.14%	0
2007	11.445670	11.788746	3.00%	0
2006	11.028581	11.445670	3.78%	0
2005	10.920596	11.028581	0.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.222683	17.707429	2.81%	0
2013	15.107089	17.222683	14.00%	0
2012	13.947620	15.107089	8.31%	0
2011	14.273746	13.947620	-2.28%	0
2010	13.165290	14.273746	8.42%	0
2009	11.305038	13.165290	16.46%	0
2008	15.058439	11.305038	-24.93%	0
2007	14.581696	15.058439	3.27%	0
2006	13.395569	14.581696	8.85%	0
2005	13.007846	13.395569	2.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.795011	20.308799	2.60%	0
2013	16.547545	19.795011	19.63%	8,642
2012	14.881569	16.547545	11.19%	9,017
2011	15.554198	14.881569	-4.32%	9,417
2010	14.102070	15.554198	10.30%	9,904
2009	11.597705	14.102070	21.59%	10,324
2008	17.293799	11.597705	-32.94%	10,324
2007	16.668854	17.293799	3.75%	11,018
2006	14.886787	16.668854	11.97%	11,456
2005	14.222590	14.886787	4.67%	11,907

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.998051	15.355431	2.38%	0
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
2011	13.179258	13.149120	-0.23%	0
2010	12.424366	13.179258	6.08%	0
2009	11.094772	12.424366	11.98%	0
2008	13.360214	11.094772	-16.96%	0
2007	12.912800	13.360214	3.46%	0
2006	12.183035	12.912800	5.99%	0
2005	11.927596	12.183035	2.14%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	20.021675	21.246933	6.12%	0
2013	15.028955	20.021675	33.22%	0
2012	12.983783	15.028955	15.75%	0
2011	13.621899	12.983783	-4.68%	0
2010	12.841565	13.621899	6.08%	0
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	0
2010	16.542694	20.407894	23.36%	0
2009	12.374975	16.542694	33.68%	0
2008	19.926196	12.374975	-37.90%	0
2007	18.954496	19.926196	5.13%	0
2006	17.644672	18.954496	7.42%	0
2005	16.101426	17.644672	9.58%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.079000	8.874721	-2.25%	0
2013	9.287976	9.079000	-2.25%	0
2012	9.502353	9.287976	-2.26%	0
2011	9.720467	9.502353	-2.24%	0
2010	9.944195	9.720467	-2.25%	0
2009	10.168821	9.944195	-2.21%	0
2008	10.193541	10.168821	-0.24%	0
2007	9.952481	10.193541	2.42%	0
2006	9.739697	9.952481	2.18%	0
2005	9.704345	9.739697	0.36%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.751397	13.964035	1.55%	0
2013	14.227924	13.751397	-3.35%	0
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
2007	11.566627	11.827858	2.26%	0
2006	11.286066	11.566627	2.49%	0
2005	11.298800	11.286066	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	249
2012	7.887311	8.905994	12.92%	252
2011	8.927730	7.887311	-11.65%	251
2010	8.025138	8.927730	11.25%	230
2009	6.031868	8.025138	33.05%	2,191
2008*	10.000000	6.031868	-39.68%	2,474
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.985602	14.113650	-11.71%	0
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0
2005	16.060464	17.550599	9.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.602678	13.569319	7.67%	0
2013	9.591730	12.602678	31.39%	72
2012	8.449269	9.591730	13.52%	74
2011	8.932070	8.449269	-5.41%	79
2010	7.920966	8.932070	12.76%	80
2009	6.264498	7.920966	26.44%	1,474
2008*	10.000000	6.264498	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	88
2012	8.831921	9.896977	12.06%	98
2011	9.455697	8.831921	-6.60%	105
2010	7.648661	9.455697	23.63%	104
2009	6.175408	7.648661	23.86%	1,245
2008*	10.000000	6.175408	-38.25%	719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	124
2012	9.478359	10.778981	13.72%	139
2011	9.926538	9.478359	-4.51%	147
2010	8.488366	9.926538	16.94%	143
2009	6.655774	8.488366	27.53%	1,384
2008*	10.000000	6.655774	-33.44%	1,780
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0
2007	16.030021	17.155884	7.02%	0
2006	15.922746	16.030021	0.67%	0
2005	15.118582	15.922746	5.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
2007	21.863580	19.824037	-9.33%	0
2006	19.099944	21.863580	14.47%	0
2005	19.009541	19.099944	0.48%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	25
2007	20.235659	20.152532	-0.41%	24
2006	18.523315	20.235659	9.24%	200
2005	16.917200	18.523315	9.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	145
2012	13.004390	14.471277	11.28%	152
2011	13.252999	13.004390	-1.88%	161
2010	11.974411	13.252999	10.68%	159
2009	9.756608	11.974411	22.73%	1,354
2008	17.095259	9.756608	-42.93%	1,659
2007	16.211278	17.095259	5.45%	1,558
2006	14.623648	16.211278	10.86%	1,345
2005	13.975414	14.623648	4.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	167
2012	11.424689	13.351853	16.87%	175
2011	13.345750	11.424689	-14.39%	173
2010	12.838018	13.345750	3.95%	149
2009*	10.000000	12.838018	28.38%	1,767
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	0
2012	9.634178	9.850521	2.25%	0
2011	9.826937	9.634178	-1.96%	0
2010	9.548473	9.826937	2.92%	0
2009	8.619490	9.548473	10.78%	43
2008	10.185777	8.619490	-15.38%	499
2007	9.946883	10.185777	2.40%	831
2006	9.764882	9.946883	1.86%	563
2005	9.846906	9.764882	-0.83%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.229191	18.437419	1.14%	0
2013	12.787396	18.229191	42.56%	0
2012	12.021938	12.787396	6.37%	0
2011	12.429924	12.021938	-3.28%	0
2010	10.630901	12.429924	16.92%	0
2009	8.859696	10.630901	19.99%	0
2008	14.975331	8.859696	-40.84%	0
2007	15.243514	14.975331	-1.76%	0
2006	14.815381	15.243514	2.89%	0
2005	14.728616	14.815381	0.59%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	0
2007	15.670271	16.481860	5.18%	1,914
2006	14.098104	15.670271	11.15%	1,649
2005	13.496185	14.098104	4.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
2005	17.474413	19.484250	11.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	137
2012	13.585193	15.484398	13.98%	139
2011	13.941099	13.585193	-2.55%	153
2010	12.313104	13.941099	13.22%	151
2009	9.841516	12.313104	25.11%	1,307
2008	16.405148	9.841516	-40.01%	1,389
2007	16.115779	16.405148	1.80%	1,305
2006	14.365531	16.115779	12.18%	1,469
2005	13.897389	14.365531	3.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.817212	32.543236	9.14%	0
2013	21.691322	29.817212	37.46%	0
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	464
2007	21.025158	20.263408	-3.62%	337
2006	18.758181	21.025158	12.09%	288
2005	17.489490	18.758181	7.25%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.096025	9.016243	-0.88%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	100
2012	11.045679	11.417306	3.36%	85
2011	11.186479	11.045679	-1.26%	74
2010	10.879769	11.186479	2.82%	77
2009*	10.000000	10.879769	8.80%	693
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.413449	18.848558	8.24%	0
2013	13.129697	17.413449	32.63%	0
2012	11.274896	13.129697	16.45%	0
2011	12.095334	11.274896	-6.78%	0
2010	10.818124	12.095334	11.81%	0
2009	8.525513	10.818124	26.89%	0
2008	14.227984	8.525513	-40.08%	0
2007	15.492983	14.227984	-8.16%	0
2006	13.673036	15.492983	13.31%	0
2005	13.291895	13.673036	2.87%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
2005	14.317960	15.704009	9.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.310377	20.710829	7.25%	0
2013	13.744626	19.310377	40.49%	0
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
2010	12.981831	15.329282	18.08%	0
2009	8.102986	12.981831	60.21%	0
2008	13.165195	8.102986	-38.45%	0
2007	12.765218	13.165195	3.13%	0
2006	12.385068	12.765218	3.07%	0
2005	11.986914	12.385068	3.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	0
2011	10.584401	10.906004	3.04%	0
2010	10.133021	10.584401	4.45%	0
2009	9.477206	10.133021	6.92%	0
2008	10.827458	9.477206	-12.47%	149
2007	10.528615	10.827458	2.84%	1,028
2006	10.399944	10.528615	1.24%	709
2005	10.235988	10.399944	1.60%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
2005	13.438445	14.731199	9.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.658281	18.943259	1.53%	0
2013	13.645489	18.658281	36.74%	0
2012	11.595807	13.645489	17.68%	0
2011	12.558076	11.595807	-7.66%	0
2010*	10.000000	12.558076	25.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.571192	21.648910	-4.09%	0
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0
2008	14.764178	8.453326	-42.74%	0
2007	13.272812	14.764178	11.24%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.327292	10.544815	2.11%	0
2013	9.206743	10.327292	12.17%	0
2012	8.262726	9.206743	11.43%	0
2011	9.114692	8.262726	-9.35%	0
2010	7.952427	9.114692	14.62%	0
2009	5.078973	7.952427	56.58%	0
2008	9.370812	5.078973	-45.80%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.640804	13.046738	3.21%	0
2013	13.254197	12.640804	-4.63%	0
2012	12.780782	13.254197	3.70%	0
2011	12.070754	12.780782	5.88%	0
2010	11.536487	12.070754	4.63%	0
2009	10.538065	11.536487	9.47%	0
2008	10.528914	10.538065	0.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.596212	31.502257	6.44%	0
2013	22.009292	29.596212	34.47%	0
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
2008	19.684436	12.356226	-37.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	0
2012	13.045835	13.686406	4.91%	2,888
2011	11.948668	13.045835	9.18%	2,650
2010	11.634318	11.948668	2.70%	2,897
2009	10.804542	11.634318	7.68%	2,821
2008	11.237420	10.804542	-3.85%	2,578
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.922925	21.489920	13.57%	0
2013	14.910049	18.922925	26.91%	0
2012	13.131046	14.910049	13.55%	1,359
2011	13.553811	13.131046	-3.12%	1,507
2010	11.659979	13.553811	16.24%	1,428
2009	9.194334	11.659979	26.82%	1,522
2008	12.466537	9.194334	-26.25%	1,662

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
2010	16.125877	19.824469	22.94%	0
2009	13.201674	16.125877	22.15%	0
2008	19.559767	13.201674	-32.51%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	0
2010	12.642499	14.147538	11.90%	0
2009	10.266291	12.642499	23.15%	0
2008	16.765403	10.266291	-38.77%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	1,861
2011	14.305876	15.199128	6.24%	2,066
2010	12.727560	14.305876	12.40%	2,131
2009	10.657988	12.727560	19.42%	2,202
2008	15.522995	10.657988	-31.34%	2,195
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.317770	14.766285	-3.60%	0
2013	13.502489	15.317770	13.44%	0
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
2008	10.566036	9.543325	-9.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
2008	12.821849	8.417740	-34.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
2008	21.573326	9.609469	-55.46%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0
2010	12.538662	14.077935	12.28%	0
2009	9.881046	12.538662	26.90%	0
2008	17.686113	9.881046	-44.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	0
2008	18.399897	9.471628	-48.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	1,519
2011	11.991605	12.540861	4.58%	1,373
2010	11.412454	11.991605	5.07%	1,445
2009	10.116151	11.412454	12.81%	1,429
2008	10.725576	10.116151	-5.68%	1,400
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.393887	33.557717	3.59%	0
2013	24.402823	32.393887	32.75%	0
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	0
2010	19.927699	25.032679	25.62%	0
2009	14.594916	19.927699	36.54%	0
2008	24.736512	14.594916	-41.00%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0
2008	21.469174	10.217220	-52.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
2010	12.735864	15.011971	17.87%	0
2009	11.108969	12.735864	14.64%	0
2008	15.597923	11.108969	-28.78%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	0
2010	16.537081	20.717010	25.28%	0
2009	13.105461	16.537081	26.18%	0
2008	20.026926	13.105461	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.818099	19.811405	-13.18%	0
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.687601	9.638269	-0.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.903281	10.851809	-8.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	0
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.360125	26.874908	5.97%	0
2013	19.831652	25.360125	27.88%	0
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
2008	22.324473	12.145867	-45.59%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.776041	9.108217	-6.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.426074	25.222353	7.67%	0
2013	17.682848	23.426074	32.48%	0
2012	15.619350	17.682848	13.21%	0
2011	16.061210	15.619350	-2.75%	0
2010	14.781145	16.061210	8.66%	0
2009	12.355204	14.781145	19.63%	0
2008	18.803264	12.355204	-34.29%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.675181	13.751048	8.49%	0
2013	10.025097	12.675181	26.43%	0
2012	9.018805	10.025097	11.16%	0
2011*	10.000000	9.018805	-9.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.293268	21.290168	10.35%	0
2013	14.997245	19.293268	28.65%	0
2012	13.413445	14.997245	11.81%	2,107
2011	13.662112	13.413445	-1.82%	2,362
2010	12.358219	13.662112	10.55%	2,235
2009*	10.000000	12.358219	23.58%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.103534	13.441022	2.58%	1,090
2013	10.878792	13.103534	20.45%	1,075
2012	9.623060	10.878792	13.05%	1,127
2011	9.758453	9.623060	-1.39%	1,157
2010	8.916511	9.758453	9.44%	1,174
2009	7.394927	8.916511	20.58%	1,179
2008	10.778659	7.394927	-31.39%	1,180
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.517076	10.786745	2.56%	1,301
2013	11.049063	10.517076	-4.81%	1,259
2012	10.774671	11.049063	2.55%	1,086
2011	10.430566	10.774671	3.30%	1,028
2010	10.072682	10.430566	3.55%	1,009
2009	9.192839	10.072682	9.57%	1,009
2008	10.439925	9.192839	-11.95%	947
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	724
2011	10.757205	9.531758	-11.39%	788
2010	9.892359	10.757205	8.74%	699
2009	7.150385	9.892359	38.35%	700
2008	11.927430	7.150385	-40.05%	848
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.578662	12.469336	7.69%	1,236
2013	8.912717	11.578662	29.91%	1,291
2012	7.793253	8.912717	14.36%	1,420
2011	8.158742	7.793253	-4.48%	1,463
2010	7.524809	8.158742	8.42%	1,461
2009	5.893277	7.524809	27.68%	1,450
2008	9.739606	5.893277	-39.49%	1,534

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
2008	13.878013	9.763592	-29.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.280109	22.646487	6.42%	0
2013	16.098128	21.280109	32.19%	0
2012	13.944169	16.098128	15.45%	0
2011	14.645164	13.944169	-4.79%	0
2010	12.984174	14.645164	12.79%	0
2009	10.360937	12.984174	25.32%	0
2008	16.892731	10.360937	-38.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
2010	7.798987	9.415105	20.72%	0
2009	6.081035	7.798987	28.25%	0
2008*	10.000000	6.081035	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.636713	11.857644	1.90%	9,407
2013	10.388000	11.636713	12.02%	9,848
2012	9.574146	10.388000	8.50%	9,848
2011	9.932656	9.574146	-3.61%	9,848
2010	9.208171	9.932656	7.87%	9,848
2009	7.865828	9.208171	17.07%	9,848
2008*	10.000000	7.865828	-21.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
2008*	10.000000	6.787876	-32.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.494427	11.688490	1.69%	2,021
2013	10.576351	11.494427	8.68%	2,100
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	1,681
2011	10.813910	11.225019	3.80%	1,530
2010	10.365838	10.813910	4.32%	1,593
2009	9.770424	10.365838	6.09%	1,552
2008*	10.000000	9.770424	-2.30%	1,456
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.494837	11.743590	2.16%	0
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	1,597
2011	11.622557	12.179887	4.80%	1,404
2010	11.353241	11.622557	2.37%	1,470
2009	11.316250	11.353241	0.33%	1,416
2008	10.752526	11.316250	5.24%	1,230
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
2010	14.524317	16.266448	11.99%	0
2009	11.686794	14.524317	24.28%	0
2008	18.940954	11.686794	-38.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.599630	12.788741	1.50%	1,853
2013	12.301846	12.599630	2.42%	1,855
2012	11.972516	12.301846	2.75%	1,858
2011	11.904769	11.972516	0.57%	1,860
2010	11.506906	11.904769	3.46%	1,863
2009	10.796914	11.506906	6.58%	1,865
2008	11.759376	10.796914	-8.18%	1,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.127076	17.600125	2.76%	0
2013	15.030908	17.127076	13.95%	0
2012	13.884408	15.030908	8.26%	0
2011	14.216316	13.884408	-2.33%	0
2010	13.119027	14.216316	8.36%	0
2009	11.271078	13.119027	16.40%	0
2008	15.020895	11.271078	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.685183	20.185772	2.54%	0
2013	16.464155	19.685183	19.56%	0
2012	14.814165	16.464155	11.14%	0
2011	15.491667	14.814165	-4.37%	0
2010	14.052561	15.491667	10.24%	0
2009	11.562898	14.052561	21.53%	0
2008	17.250735	11.562898	-32.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.914797	15.262382	2.33%	0
2013	13.815906	14.914797	7.95%	0
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
2010	12.380722	13.126252	6.02%	0
2009	11.061455	12.380722	11.93%	0
2008	13.326911	11.061455	-17.00%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.973956	21.185453	6.07%	0
2013	15.000801	19.973956	33.15%	0
2012	12.966115	15.000801	15.69%	0
2011	13.610303	12.966115	-4.73%	0
2010	12.837189	13.610303	6.02%	0
2009*	10.000000	12.837189	28.37%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.872720	30.865983	6.90%	0
2013	22.211558	28.872720	29.99%	0
2012	19.353925	22.211558	14.77%	919
2011	20.325826	19.353925	-4.78%	1,044
2010	16.484590	20.325826	23.30%	973
2009	12.337819	16.484590	33.61%	1,068
2008	19.876563	12.337819	-37.93%	1,266
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	0
2012	9.459122	9.240975	-2.31%	3,397
2011	9.681179	9.459122	-2.29%	2,888
2010	9.909073	9.681179	-2.30%	2,888
2009	10.138094	9.909073	-2.26%	2,614
2008	10.167942	10.138094	-0.29%	2,173
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	1,412
2011	12.517550	12.908919	3.13%	1,355
2010	11.585507	12.517550	8.04%	1,392
2009	9.533781	11.585507	21.52%	1,427
2008	11.798369	9.533781	-19.19%	1,501
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	912
2011	8.915532	7.872503	-11.70%	949
2010	8.018277	8.915532	11.19%	844
2009	6.029803	8.018277	32.98%	875
2008*	10.000000	6.029803	-39.70%	1,018
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.898567	14.029631	-11.76%	0
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.566157	13.523072	7.62%	0
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	4,437
2011	8.919870	8.433406	-5.45%	4,950
2010	7.914192	8.919870	12.71%	4,779
2009	6.262350	7.914192	26.38%	4,951
2008*	10.000000	6.262350	-37.38%	5,196
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	0
2010	7.642125	9.442793	23.56%	0
2009	6.173291	7.642125	23.79%	0
2008*	10.000000	6.173291	-38.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
2008*	10.000000	6.653502	-33.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
2008	17.113159	8.938350	-47.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	562
2011	19.872760	18.357664	-7.62%	678
2010	16.082411	19.872760	23.57%	607
2009	13.078860	16.082411	22.96%	647
2008	19.774663	13.078860	-33.86%	714
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
2008	20.102337	12.106536	-39.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	0
2010	11.932366	13.199707	10.62%	0
2009	9.727310	11.932366	22.67%	0
2008	17.052689	9.727310	-42.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	4,603
2011	10.251736	10.146606	-1.03%	4,047
2010	10.245163	10.251736	0.06%	4,073
2009	9.790268	10.245163	4.65%	3,801
2008*	10.000000	9.790268	-2.10%	3,420

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	0
2008	10.160396	8.593607	-15.42%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.128049	18.325730	1.09%	0
2013	12.722947	18.128049	42.48%	0
2012	11.967477	12.722947	6.31%	0
2011	12.379929	11.967477	-3.33%	0
2010	10.593558	12.379929	16.86%	0
2009	8.833096	10.593558	19.93%	0
2008	14.938033	8.833096	-40.87%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	0
2008	16.442567	9.727621	-40.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.178412	27.099198	-0.29%	0
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0
2010	12.269861	13.885036	13.16%	0
2009	9.811972	12.269861	25.05%	0
2008	16.364280	9.811972	-40.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
2008	20.212960	12.242398	-39.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.318696	18.736412	8.19%	0
2013	13.064932	17.318696	32.56%	0
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.205274	20.587561	7.20%	0
2013	13.676809	19.205274	40.42%	0
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
2010	12.937627	15.269272	18.02%	0
2009	8.079521	12.937627	60.13%	0
2008	13.133811	8.079521	-38.48%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
2008	10.801613	9.449749	-12.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.625264	18.900069	1.48%	0
2013	13.628306	18.625264	36.67%	0
2012	11.587153	13.628306	17.62%	0
2011	12.555126	11.587153	-7.71%	0
2010*	10.000000	12.555126	25.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.466058	21.537047	-4.14%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0
2008	14.740596	8.435497	-42.77%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.292085	10.503484	2.05%	0
2013	9.180060	10.292085	12.11%	0
2012	8.243001	9.180060	11.37%	0
2011	9.097588	8.243001	-9.39%	0
2010	7.941564	9.097588	14.56%	0
2009	5.074622	7.941564	56.50%	0
2008	9.367605	5.074622	-45.83%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.581904	12.979306	3.16%	0
2013	13.199195	12.581904	-4.68%	0
2012	12.734278	13.199195	3.65%	0
2011	12.032981	12.734278	5.83%	0
2010	11.506275	12.032981	4.58%	0
2009	10.515844	11.506275	9.42%	0
2008	10.512089	10.515844	0.04%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	0
2007	17.200484	17.610360	2.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.431927	31.311360	6.39%	0
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
2010	17.161136	21.214186	23.62%	0
2009	12.319109	17.161136	39.31%	0
2008	19.635378	12.319109	12.32%	0
2007	19.807979	19.635378	-0.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	0
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	0
2010	11.592697	11.899828	2.65%	0
2009	10.771404	11.592697	7.62%	0
2008	11.208694	10.771404	-3.90%	0
2007	10.484510	11.208694	6.91%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	0
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	0
2010	11.632166	13.514572	16.18%	0
2009	9.177100	11.632166	26.75%	0
2008	12.449547	9.177100	-26.29%	0
2007	13.067810	12.449547	-4.73%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	30.112007	30.910301	2.65%	36
2013	21.913938	30.112007	37.41%	34
2012	19.390134	21.913938	13.02%	193
2011	19.744723	19.390134	-1.80%	218
2010	16.069221	19.744723	22.87%	214
2009	13.162024	16.069221	22.09%	0
2008	19.511021	13.162024	-32.54%	0
2007	20.115008	19.511021	-3.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.277739	22.396047	10.45%	0
2013	15.766615	20.277739	28.61%	0
2012	13.983105	15.766615	12.75%	0
2011	14.090582	13.983105	-0.76%	0
2010	12.598052	14.090582	11.85%	0
2009	10.235430	12.598052	23.08%	0
2008	16.723589	10.235430	-38.80%	0
2007	16.313974	16.723589	2.51%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	0
2010	12.682796	14.248269	12.34%	0
2009	10.625956	12.682796	19.36%	0
2008	15.484277	10.625956	-31.38%	0
2007	14.842000	15.484277	4.33%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.232712	14.676769	-3.65%	0
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	0
2009	9.514651	11.163853	17.33%	0
2008	10.539678	9.514651	-9.73%	0
2007	10.266953	10.539678	2.66%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
2008	12.039071	8.797094	-26.93%	0
2007	11.372528	12.039071	5.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.157491	14.460079	2.14%	0
2013	12.537828	14.157491	12.92%	0
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	0
2010	10.546772	11.774845	11.64%	0
2009	8.401962	10.546772	25.53%	0
2008	12.804368	8.401962	-34.38%	0
2007	11.925522	12.804368	7.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	0
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	0
2010	10.302965	11.659781	13.17%	0
2009	8.043137	10.302965	28.10%	0
2008	13.322549	8.043137	-39.63%	0
2007	12.283828	13.322549	8.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0
2007	15.150214	21.543912	42.20%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	0
2010	12.494586	14.021290	12.22%	0
2009	9.851363	12.494586	26.83%	0
2008	17.642038	9.851363	-44.16%	0
2007	17.841935	17.642038	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	0
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	0
2010	11.799969	14.272534	20.95%	0
2009	9.443148	11.799969	24.96%	0
2008	18.354004	9.443148	-48.55%	0
2007	14.841311	18.354004	23.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.310580	12.696625	3.14%	347
2013	12.873058	12.310580	-4.37%	336
2012	12.484039	12.873058	3.12%	1,320
2011	11.943367	12.484039	4.53%	1,129
2010	11.372363	11.943367	5.02%	1,256
2009	10.085775	11.372363	12.76%	1,277
2008	10.698836	10.085775	-5.73%	1,074
2007	10.527722	10.698836	1.63%	1,284
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.214059	33.354349	3.54%	0
2013	24.279764	32.214059	32.68%	0
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	0
2010	19.857680	24.931965	25.55%	0
2009	14.551074	19.857680	36.47%	0
2008	24.674874	14.551074	-41.03%	0
2007	21.911113	24.674874	12.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	0
2009	10.186508	15.632125	53.46%	0
2008	21.415648	10.186508	-52.43%	0
2007	20.801986	21.415648	2.95%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	163
2010	10.172991	11.193004	10.03%	165
2009	7.682907	10.172991	32.41%	168
2008	11.185080	7.682907	-31.31%	172
2007	11.040930	11.185080	1.31%	175
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
2010	12.691092	14.951559	17.81%	0
2009	11.075583	12.691092	14.59%	0
2008	15.559038	11.075583	-28.82%	0
2007	16.375723	15.559038	-4.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.823297	29.288555	-1.79%	55
2013	22.417039	29.823297	33.04%	51
2012	19.391936	22.417039	15.60%	300
2011	20.633627	19.391936	-6.02%	333
2010	16.478949	20.633627	25.21%	311
2009	13.066078	16.478949	26.12%	426
2008	19.976991	13.066078	-34.59%	0
2007	20.959357	19.976991	-4.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.884015	10.828695	-8.88%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	0
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	0
2010	17.266141	17.953094	3.98%	0
2009	12.109370	17.266141	42.58%	0
2008	22.268831	12.109370	-45.62%	0
2007	16.692231	22.268831	33.41%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.772696	9.100431	-6.88%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.295945	25.069404	7.61%	170
2013	17.593622	23.295945	32.41%	177
2012	15.548515	17.593622	13.15%	946
2011	15.996542	15.548515	-2.80%	1,012
2010	14.729169	15.996542	8.60%	1,000
2009	12.318074	14.729169	19.57%	866
2008	18.756381	12.318074	-34.33%	0
2007	17.854393	18.756381	5.05%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.657910	13.725271	8.43%	0
2013	10.016553	12.657910	26.37%	0
2012	9.015735	10.016553	11.10%	0
2011*	10.000000	9.015735	-9.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	0
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
2008	10.769435	7.384802	-31.43%	0
2007	10.391833	10.769435	3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0
2008	10.431022	9.180297	-11.99%	0
2007	10.374046	10.431022	0.55%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	0
2009	7.140620	9.873794	38.28%	0
2008	11.917257	7.140620	-40.08%	0
2007	10.672505	11.917257	11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	405
2007	10.202232	11.146413	9.25%	387
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
2008	9.736275	5.888236	-39.52%	0
2007*	10.000000	9.736275	-2.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0
2007	13.747460	13.843431	0.70%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.161959	22.509221	6.37%	82
2013	16.016942	21.161959	32.12%	88
2012	13.880964	16.016942	15.39%	520
2011	14.586241	13.880964	-4.84%	557
2010	12.938547	14.586241	12.73%	547
2009	10.329810	12.938547	25.25%	391
2008	16.850630	10.329810	-38.70%	364
2007	17.720355	16.850630	-4.91%	866

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0
2008*	10.000000	5.072828	-49.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.069683	14.103877	7.91%	300
2013	9.659900	13.069683	35.30%	313
2012	8.881865	9.659900	8.76%	1,744
2011	9.402248	8.881865	-5.53%	1,764
2010	7.792321	9.402248	20.66%	1,764
2009	6.078957	7.792321	28.19%	1,891
2008*	10.000000	6.078957	-39.21%	2,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
2008*	10.000000	7.863141	-21.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.237923	11.487301	2.22%	102
2013	11.758689	11.237923	-4.43%	99
2012	11.203987	11.758689	4.95%	84
2011	10.799155	11.203987	3.75%	73
2010	10.356999	10.799155	4.27%	80
2009	9.767091	10.356999	6.04%	79
2008*	10.000000	9.767091	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.431002	11.672401	2.11%	327
2013	12.200936	11.431002	-6.31%	311
2012	12.124667	12.200936	0.63%	1,347
2011	11.575769	12.124667	4.74%	1,122
2010	11.313330	11.575769	2.32%	1,242
2009	11.282253	11.313330	0.28%	1,246
2008	10.725721	11.282253	5.19%	1,483
2007	10.251375	10.725721	4.63%	1,081
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
2008*	10.000000	5.421013	-45.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
2007	10.791318	11.525594	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.373992	21.912223	2.52%	0
2013	17.201230	21.373992	24.26%	0
2012	15.198982	17.201230	13.17%	0
2011	16.200999	15.198982	-6.18%	0
2010	14.473283	16.200999	11.94%	0
2009	11.651691	14.473283	24.22%	0
2008	18.893750	11.651691	-38.33%	0
2007	18.262793	18.893750	3.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.529712	12.711262	1.45%	6,290
2013	12.239845	12.529712	2.37%	0
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	0
2010	11.466489	11.856895	3.40%	0
2009	10.764505	11.466489	6.52%	0
2008	11.730073	10.764505	-8.23%	0
2007	11.400425	11.730073	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.032048	17.493517	2.71%	0
2013	14.955172	17.032048	13.89%	0
2012	13.821533	14.955172	8.20%	0
2011	14.159159	13.821533	-2.38%	0
2010	13.072959	14.159159	8.31%	0
2009	11.237250	13.072959	16.34%	0
2008	14.983500	11.237250	-25.00%	0
2007	14.524060	14.983500	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.575898	20.063431	2.49%	0
2013	16.381137	19.575898	19.50%	0
2012	14.747040	16.381137	11.08%	0
2011	15.429355	14.747040	-4.42%	0
2010	14.003189	15.429355	10.18%	0
2009	11.528165	14.003189	21.47%	0
2008	17.207732	11.528165	-33.01%	0
2007	16.602976	17.207732	3.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.832053	15.169941	2.28%	0
2013	13.746282	14.832053	7.90%	0
2012	13.030269	13.746282	5.49%	0
2011	13.073475	13.030269	-0.33%	0
2010	12.337256	13.073475	5.97%	0
2009	11.028259	12.337256	11.87%	0
2008	13.293726	11.028259	-17.04%	0
2007	12.861755	13.293726	3.36%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	0
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	0
2010	12.832801	13.598696	5.97%	0
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.090599	0.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	0
2010	16.426672	20.244067	23.24%	0
2009	12.300771	16.426672	33.54%	0
2008	19.827051	12.300771	-37.96%	0
2007	18.879598	19.827051	5.02%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	0
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	0
2010	9.874059	9.642034	-2.35%	0
2009	10.107442	9.874059	-2.31%	0
2008	10.142390	10.107442	-0.34%	0
2007	9.912735	10.142390	2.32%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.599128	13.795289	1.44%	0
2013	14.084791	13.599128	-3.45%	0
2012	12.850405	14.084791	9.61%	0
2011	12.467171	12.850405	3.07%	0
2010	11.544789	12.467171	7.99%	0
2009	9.505138	11.544789	21.46%	0
2008	11.768953	9.505138	-19.24%	0
2007	11.520873	11.768953	2.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.479595	10.094925	-3.67%	503
2013	8.863522	10.479595	18.23%	484
2012	7.857747	8.863522	12.80%	2,627
2011	8.903358	7.857747	-11.74%	2,588
2010	8.011424	8.903358	11.13%	2,402
2009	6.027735	8.011424	32.91%	2,039
2008*	10.000000	6.027735	-39.72%	2,310
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.811943	13.946035	-11.80%	0
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.529739	13.476994	7.56%	141
2013	9.545970	12.529739	31.26%	149
2012	8.417595	9.545970	13.40%	840
2011	8.907693	8.417595	-5.50%	887
2010	7.907436	8.907693	12.65%	907
2009	6.260205	7.907436	26.31%	1,377
2008*	10.000000	6.260205	-37.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.331728	13.502645	1.28%	184
2013	9.849779	13.331728	35.35%	173
2012	8.798826	9.849779	11.94%	1,038
2011	9.429899	8.798826	-6.69%	1,107
2010	7.635585	9.429899	23.50%	1,105
2009	6.171167	7.635585	23.73%	1,165
2008*	10.000000	6.171167	-38.29%	666
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.213101	16.241379	14.27%	221
2013	10.727602	14.213101	32.49%	235
2012	9.442862	10.727602	13.61%	1,390
2011	9.899476	9.442862	-4.61%	1,454
2010	8.473892	9.899476	16.82%	1,432
2009	6.651221	8.473892	27.40%	1,287
2008*	10.000000	6.651221	-33.49%	1,660
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	0
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	0
2010	11.067857	13.521315	22.17%	0
2009	8.911497	11.067857	24.20%	0
2008	17.070507	8.911497	-47.80%	0
2007	15.966679	17.070507	6.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	0
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
2010	16.025902	19.792806	23.51%	0
2009	13.039574	16.025902	22.90%	0
2008	19.725378	13.039574	-33.89%	0
2007	21.777194	19.725378	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	0
2008	20.052236	12.070166	-39.81%	17
2007	20.155684	20.052236	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.296521	19.977756	9.19%	218
2013	14.325722	18.296521	27.72%	234
2012	12.886807	14.325722	11.17%	1,185
2011	13.146590	12.886807	-1.98%	1,242
2010	11.890424	13.146590	10.56%	1,240
2009	9.698093	11.890424	22.61%	1,251
2008	17.010187	9.698093	-42.99%	1,540
2007	16.147227	17.010187	5.34%	1,399
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.599475	13.991760	-10.31%	349
2013	13.301835	15.599475	17.27%	324
2012	11.393575	13.301835	16.75%	1,816
2011	13.323024	11.393575	-14.48%	1,782
2010	12.829265	13.323024	3.85%	1,551
2009*	10.000000	12.829265	28.29%	1,641
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.581015	9.412928	-1.75%	0
2013	9.751447	9.581015	-1.75%	0
2012	9.547057	9.751447	2.14%	0
2011	9.748031	9.547057	-2.06%	0
2010	9.481500	9.748031	2.81%	0
2009	8.567794	9.481500	10.66%	29
2008	10.135052	8.567794	-15.46%	444
2007	9.907529	10.135052	2.30%	672
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	18.027323	18.214568	1.04%	0
2013	12.658722	18.027323	42.41%	0
2012	11.913186	12.658722	6.26%	0
2011	12.330071	11.913186	-3.38%	0
2010	10.556295	12.330071	16.80%	0
2009	8.806539	10.556295	19.87%	0
2008	14.900766	8.806539	-40.90%	0
2007	15.183234	14.900766	-1.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	0
2010	12.448019	14.933971	19.97%	0
2009	9.699424	12.448019	28.34%	0
2008	16.403325	9.699424	-40.87%	0
2007	15.611658	16.403325	5.07%	1,729
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.969630	-10.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.674607	21.210464	7.81%	220
2013	15.328684	19.674607	28.35%	236
2012	13.462369	15.328684	13.86%	1,211
2011	13.829177	13.462369	-2.65%	1,312
2010	12.226742	13.829177	13.11%	1,314
2009	9.782496	12.226742	24.99%	1,211
2008	16.323497	9.782496	-40.07%	1,293
2007	16.052090	16.323497	1.69%	1,161
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	0
2009	12.205611	16.314643	33.67%	0
2008	20.162577	12.205611	-39.46%	432
2007	20.942082	20.162577	-3.72%	310
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.081407	10.901957	-1.62%	182
2013	11.374504	11.081407	-2.58%	171
2012	11.015568	11.374504	3.26%	734
2011	11.167393	11.015568	-1.36%	628
2010	10.872327	11.167393	2.71%	666
2009*	10.000000	10.872327	8.72%	645

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.224370	18.624828	8.13%	0
2013	13.000415	17.224370	32.49%	0
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	0
2010	10.744545	12.000790	11.69%	0
2009	8.476199	10.744545	26.76%	0
2008	14.160200	8.476199	-40.14%	0
2007	15.435062	14.160200	-8.26%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	19.100659	20.464936	7.14%	0
2013	13.609268	19.100659	40.35%	0
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	0
2010	12.893511	15.209428	17.96%	0
2009	8.056091	12.893511	60.05%	0
2008	13.102459	8.056091	-38.51%	0
2007	12.717468	13.102459	3.03%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	0
2009	9.422377	10.064089	6.81%	0
2008	10.775844	9.422377	-12.56%	102
2007	10.489208	10.775844	2.73%	850
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.592327	18.856981	1.42%	0
2013	13.611169	18.592327	36.60%	0
2012	11.578511	13.611169	17.56%	0
2011	12.552175	11.578511	-7.76%	0
2010*	10.000000	12.552175	25.52%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.361276	21.425621	-4.18%	0
2014	22.361276	21.425621	-4.18%	0
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0
2010	12.547116	15.532874	23.80%	0
2009	8.417684	12.547116	49.06%	0
2008	14.717019	8.417684	-42.80%	0
2007	13.244038	14.717019	11.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.256990	10.462315	2.00%	0
2013	9.153428	10.256990	12.06%	0
2012	8.223308	9.153428	11.31%	0
2011	9.080508	8.223308	-9.44%	0
2010	7.930713	9.080508	14.50%	0
2009	5.070280	7.930713	56.42%	0
2008	9.364394	5.070280	-45.86%	0
2007*	10.000000	9.364394	-6.36%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.523274	12.912222	3.11%	0
2013	13.144409	12.523274	-4.73%	0
2012	12.687938	13.144409	3.60%	0
2011	11.995313	12.687938	5.77%	0
2010	11.476127	11.995313	4.52%	0
2009	10.493662	11.476127	9.36%	0
2008	10.495286	10.493662	-0.02%	0
2007	10.122540	10.495286	3.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	15.148119	14.587788	-3.70%	0
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
2010	11.124607	11.756935	5.68%	0
2009	9.486055	11.124607	17.27%	0
2008	10.513384	9.486055	-9.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	0
2009	9.821749	12.450652	26.77%	0
2008	17.598043	9.821749	-44.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
2011	24.831608	21.606248	-12.99%	0
2010	19.787872	24.831608	25.49%	0
2009	14.507346	19.787872	36.40%	0
2008	24.613346	14.507346	-41.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.864750	10.805597	-8.93%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.769345	9.092653	-6.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	0
2012	15.478018	17.504873	13.10%	0
2011	15.932162	15.478018	-2.85%	0
2010	14.677396	15.932162	8.55%	0
2009	12.281065	14.677396	19.51%	0
2008	18.709634	12.281065	-34.36%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.640625	13.699517	8.38%	0
2013	10.008003	12.640625	26.31%	0
2012	9.012673	10.008003	11.04%	0
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	0
2009*	10.000000	12.349779	23.50%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	0
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.661464	11.901731	2.06%	4,960
2013	10.142337	11.661464	14.98%	4,960
2012	9.248297	10.142337	9.67%	4,960
2011	9.701544	9.248297	-4.67%	4,963
2010	8.925125	9.701544	8.70%	4,966
2009	7.498783	8.925125	19.02%	4,969
2008*	10.000000	7.498783	-25.01%	4,973

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.937451	17.387448	2.66%	0
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	0
2012	14.680173	16.298507	11.02%	0
2011	15.367236	14.680173	-4.47%	0
2010	13.953951	15.367236	10.13%	0
2009	11.493521	13.953951	21.41%	0
2008	17.164824	11.493521	-33.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
2011	13.587105	12.930791	-4.83%	0
2010	12.828419	13.587105	5.91%	0
2009*	10.000000	12.828419	28.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	0
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
2011	12.416988	12.792147	3.02%	0
2010	11.504219	12.416988	7.93%	0
2009	9.476576	11.504219	21.40%	0
2008	11.739599	9.476576	-19.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.725783	13.862942	-11.85%	0
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.927249	18.104191	0.99%	0
2013	12.594887	17.927249	42.34%	0
2012	11.859194	12.594887	6.20%	0
2011	12.280472	11.859194	-3.43%	0
2010	10.519198	12.280472	16.74%	0
2009	8.780080	10.519198	19.81%	0
2008	14.863630	8.780080	-40.93%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.966561	-10.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	0
2009	9.753109	12.183755	24.92%	0
2008	16.282810	9.753109	-40.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	17.130470	18.513807	8.08%	0
2013	12.936165	17.130470	32.42%	0
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.996545	20.342971	7.09%	0
2013	13.542010	18.996545	40.28%	0
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	0
2009	8.032730	12.849536	59.96%	0
2008	13.071164	8.032730	-38.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.559426	18.813966	1.37%	0
2013	13.594037	18.559426	36.53%	0
2012	11.569872	13.594037	17.50%	0
2011	12.549226	11.569872	-7.80%	0
2010*	10.000000	12.549226	25.49%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.256994	21.314779	-4.23%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0
2010	12.514207	15.484207	23.73%	0
2009	8.399904	12.514207	48.98%	0
2008	14.693478	8.399904	-42.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.222005	10.421279	1.95%	0
2013	9.126883	10.222005	12.00%	0
2012	8.203667	9.126883	11.25%	0
2011	9.063447	8.203667	-9.49%	0
2010	7.919862	9.063447	14.44%	0
2009	5.065940	7.919862	56.34%	0
2008	9.361186	5.065940	-45.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.464890	12.845433	3.05%	0
2013	13.089828	12.464890	-4.77%	0
2012	12.641737	13.089828	3.54%	0
2011	11.957739	12.641737	5.72%	0
2010	11.446041	11.957739	4.47%	0
2009	10.471515	11.446041	9.31%	0
2008	10.478499	10.471515	-0.07%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.943932	30.744896	6.22%	0
2013	21.568341	28.943932	34.20%	0
2012	18.673764	21.568341	15.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.964989	12.050803	0.72%	0
2013	13.408846	11.964989	-10.77%	0
2012	12.807549	13.408846	4.69%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.880167	19.848944	5.13%	0
2013	16.026437	18.880167	17.81%	0
2012	14.925244	16.026437	7.38%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.989620	9.795618	-1.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	14.980137	14.411237	-3.80%	0
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.214517	15.491530	-14.95%	0
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.328141	22.002728	8.24%	0
2013	15.330140	20.328141	32.60%	0
2012	13.744491	15.330140	11.54%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.638805	11.670996	0.28%	0
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	21.072758	22.338182	6.01%	0
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.270310	-7.30%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.826317	10.759551	-9.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.866148	13.509326	5.00%	0
2013	9.659978	12.866148	33.19%	0
2012*	10.000000	9.659978	-3.40%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.762653	9.077106	-7.02%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.363990	14.163525	-1.40%	0
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.606130	13.648140	8.27%	0
2013	9.990921	12.606130	26.18%	0
2012	9.006537	9.990921	10.93%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.109671	21.044406	10.12%	0
2013	14.884970	19.109671	28.38%	0
2012	13.340409	14.884970	11.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.899241	13.204394	2.37%	0
2013	10.731138	12.899241	20.20%	0
2012	9.511961	10.731138	12.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.353172	10.596899	2.35%	0
2013	10.899178	10.353172	-5.01%	0
2012	10.650364	10.899178	2.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.065971	13.966038	-0.71%	0
2013	11.214478	14.065971	25.43%	0
2012	9.421701	11.214478	19.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.421466	12.274867	7.47%	0
2013	8.809726	11.421466	29.65%	0
2012	7.719034	8.809726	14.13%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	0
2012	9.502523	10.289133	8.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	0
2012	10.207364	10.697805	4.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	0
2012	9.213622	10.093929	9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	0
2012	9.764236	10.475689	7.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.140479	11.370197	2.06%	0
2013	11.674675	11.140479	-4.58%	0
2012	11.141081	11.674675	4.79%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.307446	26.937085	-8.09%	0
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	0
2012	11.960441	12.017135	0.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.677590	8.851734	-8.53%	0
2013	8.202236	9.677590	17.99%	0
2012	7.116882	8.202236	15.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.749660	17.177048	2.55%	0
2013	14.729835	16.749660	13.71%	0
2012	13.634269	14.729835	8.04%	9,353
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.251370	19.700520	2.33%	8,467
2013	16.134332	19.251370	19.32%	0
2012	14.547240	16.134332	10.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	0
2012	12.853743	13.539173	5.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.783916	20.940925	5.85%	0
2013	14.888534	19.783916	32.88%	0
2012	12.895523	14.888534	15.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.236471	30.124019	6.68%	0
2013	21.766621	28.236471	29.72%	0
2012	19.005213	21.766621	14.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.828741	8.608023	-2.50%	0
2013	9.055116	8.828741	-2.50%	0
2012	9.287938	9.055116	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.373714	13.545777	1.29%	0
2013	13.872647	13.373714	-3.60%	0
2012	12.676358	13.872647	9.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.554720	13.698084	-11.94%	0
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.780417	12.662431	7.49%	0
2013	8.948032	11.780417	31.65%	0
2012	7.804974	8.948032	14.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	0
2012	12.712220	14.109883	10.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.920601	9.720355	-2.02%	0
2013	10.164262	9.920601	-2.40%	0
2012	10.070717	10.164262	0.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.728491	17.885120	0.88%	0
2013	12.468015	17.728491	42.19%	0
2012	11.751800	12.468015	6.09%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.960409	-10.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.002185	10.807402	-1.77%	0
2013	11.310560	11.002185	-2.73%	0
2012	10.970530	11.310560	3.10%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.944215	18.293753	7.96%	0
2013	12.808623	16.944215	32.29%	0
2012	11.027437	12.808623	16.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.789992	20.101160	6.98%	0
2013	13.408489	18.789992	40.14%	0
2012	12.040021	13.408489	11.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.493746	18.728173	1.27%	0
2013	13.559808	18.493746	36.39%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	22.049753	21.094660	-4.33%	0
2014	22.049753	21.094660	-4.33%	0
2013	15.053297	22.049753	46.48%	0
2012	14.313615	15.053297	5.17%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.152344	10.339657	1.85%	0
2013	9.073982	10.152344	11.88%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.348805	12.712768	2.95%	0
2013	12.981232	12.348805	-4.87%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	0
2009	10.075814	11.816881	17.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	0
2009	12.171559	16.920857	39.02%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0
2011	11.706243	12.748550	8.90%	0
2010	11.427508	11.706243	2.44%	0
2009	10.639708	11.427508	7.40%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	0
2009	10.462657	12.008004	14.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
2011	13.358495	12.908774	-3.37%	0
2010	11.521407	13.358495	15.94%	0
2009	9.108360	11.521407	26.49%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
2011	19.428449	19.040545	-2.00%	0
2010	15.844234	19.428449	22.62%	0
2009	13.004399	15.844234	21.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
2011	13.864896	13.731020	-0.97%	0
2010	12.421688	13.864896	11.62%	0
2009	10.112851	12.421688	22.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	0
2009	10.498713	12.505268	19.11%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014	9.986173	9.787214	-1.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	14.896789	14.323695	-3.85%	0
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
2011	11.567530	11.225020	-2.96%	0
2010	10.546844	11.567530	9.68%	0
2009	8.731219	10.546844	20.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0
2011	11.638850	11.201851	-3.75%	0
2010	10.446336	11.638850	11.42%	0
2009	8.339025	10.446336	25.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0
2009	7.982886	10.204831	27.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0
2011	13.796680	13.533599	-1.91%	0
2010	12.319644	13.796680	11.99%	0
2009	9.733362	12.319644	26.57%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	0
2009	9.330044	11.634753	24.70%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
2011	11.752048	12.258973	4.31%	0
2010	11.213147	11.752048	4.81%	0
2009	9.964971	11.213147	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0
2011	24.532712	21.313396	-13.12%	0
2010	19.579731	24.532712	25.30%	0
2009	14.376832	19.579731	36.19%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
2011	18.976719	16.822153	-11.35%	0
2010	15.413239	18.976719	23.12%	0
2009	10.064495	15.413239	53.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	0
2009	7.640967	10.096749	32.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
2011	14.712054	15.197831	3.30%	0
2010	12.513402	14.712054	17.57%	0
2009	10.942922	12.513402	14.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
2011	20.303088	19.042266	-6.21%	0
2010	16.248200	20.303088	24.96%	0
2009	12.909587	16.248200	25.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.807120	10.736576	-9.07%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
2011	17.665535	16.020816	-9.31%	0
2010	17.024431	17.665535	3.77%	0
2009	11.964347	17.024431	42.29%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.759303	9.069337	-7.07%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	22.782329	24.466486	7.39%	0
2013	17.241002	22.782329	32.14%	0
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	0
2011	15.740351	15.268221	-3.00%	0
2010	14.522997	15.740351	8.38%	0
2009	12.170575	14.522997	19.33%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
2011	10.659314	10.203372	-4.28%	0
2010*	10.000000	10.659314	6.59%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.588919	13.622514	8.21%	0
2013	9.982389	12.588919	26.11%	0
2012	9.003473	9.982389	10.87%	0
2011*	10.000000	9.003473	-9.97%	0
2011*	10.000000	9.003473	-9.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
2011	13.603911	13.322188	-2.07%	0
2010	12.337108	13.603911	10.27%	0
2009*	10.000000	12.337108	23.37%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	0
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
2011	9.642376	9.484316	-1.64%	0
2010	8.833028	9.642376	9.16%	0
2009	7.344487	8.833028	20.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
2011	10.306571	10.619417	3.04%	0
2010	9.978477	10.306571	3.29%	0
2009	9.130214	9.978477	9.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
2011	10.629301	9.394355	-11.62%	0
2010	9.799774	10.629301	8.46%	0
2009	7.101625	9.799774	37.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
2011	9.406610	8.737424	-7.11%	0
2010	8.166735	9.406610	15.18%	0
2009	6.038560	8.166735	35.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	0
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
2011	8.082379	7.700587	-4.72%	0
2010	7.473482	8.082379	8.15%	0
2009	5.868092	7.473482	27.36%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
2011	14.352557	13.630653	-5.03%	0
2010	12.757362	14.352557	12.50%	0
2009	10.206059	12.757362	25.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
2009	6.070614	7.765678	27.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0
2011	9.865025	9.484681	-3.86%	0
2010	9.168916	9.865025	7.59%	0
2009	7.852379	9.168916	16.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
2011	9.457221	8.898775	-5.90%	0
2010	8.634762	9.457221	9.52%	0
2009	7.136271	8.634762	21.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
2011	10.308704	10.188217	-1.17%	0
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
2011	9.661834	9.196320	-4.82%	0
2010	8.902263	9.661834	8.53%	0
2009	7.491083	8.902263	18.84%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
2009	6.776253	8.358577	23.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
2009	8.229175	9.437218	14.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
2011	10.740293	11.120167	3.54%	0
2010	10.321677	10.740293	4.06%	0
2009	9.753752	10.321677	5.82%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
2009	9.759531	11.073984	13.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
2011	11.390386	11.906138	4.53%	0
2010	11.154997	11.390386	2.11%	0
2009	11.147169	11.154997	0.07%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
2011	7.520638	6.596234	-12.29%	0
2010	6.829224	7.520638	10.12%	0
2009	5.413580	6.829224	26.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
2011	15.941481	14.924933	-6.38%	0
2010	14.270643	15.941481	11.71%	0
2009	11.512141	14.270643	23.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
2011	12.243948	12.037977	-1.68%	0
2010	11.441283	12.243948	7.02%	0
2009*	10.000000	11.441283	14.41%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
2011	11.666968	11.703416	0.31%	0
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
2011	13.932384	13.572366	-2.58%	0
2010	12.889966	13.932384	8.09%	0
2009	11.102684	12.889966	16.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0
2011	15.182222	14.481183	-4.62%	0
2010	13.807159	15.182222	9.96%	0
2009	11.390121	13.807159	21.22%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	0
2011	12.864085	12.795373	-0.53%	0
2010	12.164556	12.864085	5.75%	0
2009	10.896205	12.164556	11.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
2011	13.552335	12.877914	-4.98%	0
2010	12.815268	13.552335	5.75%	0
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
2011	9.486829	9.245579	-2.54%	0
2010	9.735058	9.486829	-2.55%	0
2009	9.985606	9.735058	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
2011	12.267503	12.618776	2.86%	0
2010	11.383200	12.267503	7.77%	0
2009	9.391312	11.383200	21.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
2011	8.854791	7.798884	-11.92%	0
2010	7.984057	8.854791	10.91%	0
2009	6.019470	7.984057	32.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
2011	8.859090	8.354559	-5.70%	0
2010	7.880412	8.859090	12.42%	0
2009	6.251616	7.880412	26.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
2011	9.378430	8.732915	-6.88%	0
2010	7.609490	9.378430	23.25%	0
2009	6.162707	7.609490	23.48%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
2011	9.845472	9.372148	-4.81%	0
2010	8.444937	9.845472	16.58%	0
2009	6.642101	8.444937	27.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
2011	19.027826	17.467384	-8.20%	0
2010	15.622746	19.027826	21.80%	0
2009	11.925620	15.622746	31.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
2011	12.935991	12.654456	-2.18%	0
2010	11.723931	12.935991	10.34%	0
2009	9.581929	11.723931	22.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
2011	10.181934	10.051801	-1.28%	0
2010	10.201506	10.181934	-0.19%	0
2009	9.773555	10.201506	4.38%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
2011	13.277584	11.331470	-14.66%	0
2010	12.811727	13.277584	3.64%	0
2009*	10.000000	12.811727	28.12%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
2009	8.465200	9.348803	10.44%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.629859	17.776483	0.83%	0
2013	12.404995	17.629859	42.12%	0
2012	11.698407	12.404995	6.04%	0
2011	12.132589	11.698407	-3.58%	0
2011	12.132589	11.698407	-3.58%	0
2010	10.408503	12.132589	16.56%	0
2009	8.701066	10.408503	19.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0
2011	13.607633	13.219623	-2.85%	0
2010	12.055541	13.607633	12.87%	0
2009	9.665322	12.055541	24.73%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
2011	11.129257	10.955543	-1.56%	0
2010	10.857437	11.129257	2.50%	0
2009*	10.000000	10.857437	8.57%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	16.851686	18.184522	7.91%	0
2013	12.745217	16.851686	32.22%	0
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
2011	11.813552	10.978496	-7.07%	0
2010	10.598587	11.813552	11.46%	0
2009	8.378222	10.598587	26.50%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	18.687413	19.981166	6.92%	0
2013	13.342120	18.687413	40.06%	0
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
2011	14.972189	11.986581	-19.94%	0
2010	12.718419	14.972189	17.72%	0
2009	7.962992	12.718419	59.72%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
2011	10.337855	10.619357	2.72%	0
2010	9.927442	10.337855	4.13%	0
2009	9.313512	9.927442	6.59%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	18.460930	18.685353	1.22%	0
2013	13.542692	18.460930	36.32%	0
2012	11.543952	13.542692	17.31%	0
2011	12.540356	11.543952	-7.95%	0
2011	12.540356	11.543952	-7.95%	0
2010*	10.000000	12.540356	25.40%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.946731	20.985323	-4.38%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	0
2009	8.346733	12.415878	48.75%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	10.117683	10.299071	1.79%	0
2013	9.047637	10.117683	11.83%	0
2012	8.144983	9.047637	11.08%	0
2011	9.012436	8.144983	-9.63%	0
2011	9.012436	8.144983	-9.63%	0
2010	7.887393	9.012436	14.26%	0
2009	5.052936	7.887393	56.10%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	12.291150	12.646925	2.89%	0
2013	12.927254	12.291150	-4.92%	0
2012	12.503998	12.927254	3.38%	0
2011	11.845605	12.503998	5.56%	0
2011	11.845605	12.503998	5.56%	0
2010	11.356156	11.845605	4.31%	0
2009	10.405273	11.356156	9.14%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.795314	10.850095	0.51%	0
2013	9.999333	10.795314	7.96%	0
2012*	10.000000	9.999333	-0.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2014	16.242409	17.121224	5.41%	0
2013	12.511698	16.242409	29.82%	0
2012	11.065127	12.511698	13.07%	0
2011	10.815004	11.065127	2.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.816798	25.026247	5.08%	0
2013	17.940770	23.816798	32.75%	0
2012	15.702525	17.940770	14.25%	0
2011	17.815678	15.702525	-11.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.507667	10.469054	-0.37%	0
2013	11.903906	10.507667	-11.73%	0
2012	11.494171	11.903906	3.56%	0
2011	10.663490	11.494171	7.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2014	16.203316	17.555359	8.34%	0
2013	12.399506	16.203316	30.68%	0
2012	11.232929	12.399506	10.39%	0
2011	11.322021	11.232929	-0.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2014	16.924913	18.975035	12.11%	0
2013	13.508454	16.924913	25.29%	0
2012	12.051216	13.508454	12.09%	0
2011	12.600125	12.051216	-4.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.690058	13.459135	-1.69%	0
2013	12.405470	13.690058	10.36%	0
2012	11.697297	12.405470	6.05%	0
2011	12.585068	11.697297	-7.05%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.047668	12.272779	1.87%	0
2013*	10.000000	12.047668	20.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.723034	7.23%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.320289	24.658221	1.39%	0
2013	17.919007	24.320289	35.72%	0
2012	16.052979	17.919007	11.62%	0
2011	16.549531	16.052979	-3.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2014	16.224625	17.699352	9.09%	0
2013	12.772031	16.224625	27.03%	0
2012	11.468506	12.772031	11.37%	0
2011	11.700137	11.468506	-1.98%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2014	15.548371	16.170150	4.00%	0
2013	13.341849	15.548371	16.54%	0
2012	12.560667	13.341849	6.22%	0
2011	11.975312	12.560667	4.89%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2014	14.785142	14.448579	-2.28%	0
2013	10.341988	14.785142	42.96%	0
2012	8.918482	10.341988	15.96%	0
2011	10.758899	8.918482	-17.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.759688	-2.40%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2014	12.317238	11.721821	-4.83%	0
2013	10.998205	12.317238	11.99%	0
2012	10.364749	10.998205	6.11%	0
2011	11.371940	10.364749	-8.86%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2014	10.658520	10.641279	-0.16%	0
2013	10.968533	10.658520	-2.83%	0
2012	10.391633	10.968533	5.55%	0
2011	10.562804	10.391633	-1.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2014	12.312344	12.375327	0.51%	0
2013	11.277235	12.312344	9.18%	0
2012	10.479437	11.277235	7.61%	0
2011	10.910924	10.479437	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2014	12.718941	12.831133	0.88%	0
2013	11.403930	12.718941	11.53%	0
2012	10.457748	11.403930	9.05%	0
2011	10.978145	10.457748	-4.74%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2014	13.253742	13.389550	1.02%	0
2013	11.318267	13.253742	17.10%	0
2012	10.188939	11.318267	11.08%	0
2011	10.870791	10.188939	-6.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	16.582626	13.951443	-15.87%	0
2013	13.848880	16.582626	19.74%	0
2012	13.710784	13.848880	1.01%	0
2011	14.994221	13.710784	-8.56%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2014	15.842622	16.575894	4.63%	0
2013	12.849664	15.842622	23.29%	0
2012	11.382386	12.849664	12.89%	0
2011	11.723744	11.382386	-2.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2014	16.313289	17.466983	7.07%	0
2013	12.436225	16.313289	31.18%	0
2012	11.271528	12.436225	10.33%	0
2011	11.689317	11.271528	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2014	10.596949	10.794960	1.87%	0
2013	11.219020	10.596949	-5.54%	0
2012	11.015693	11.219020	1.85%	0
2011	10.669350	11.015693	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2014	27.474574	28.097430	2.27%	0
2013	20.965041	27.474574	31.05%	0
2012	18.975221	20.965041	10.49%	0
2011	22.067530	18.975221	-14.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2014	19.091049	16.885336	-11.55%	0
2013	15.206029	19.091049	25.55%	0
2012	13.097782	15.206029	16.10%	0
2011	16.428139	13.097782	-20.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2014	21.072023	21.647597	2.73%	0
2013	16.781725	21.072023	25.57%	0
2012	13.694409	16.781725	22.54%	0
2011	15.608359	13.694409	-12.26%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.946141	10.858193	-0.80%	0
2013	9.169220	10.946141	19.38%	0
2012	8.243519	9.169220	11.23%	0
2011	8.680191	8.243519	-5.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.457890	12.570224	0.90%	0
2013	11.335925	12.457890	9.90%	0
2012	10.433989	11.335925	8.64%	0
2011	10.565247	10.433989	-1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2014	17.363758	18.208227	4.86%	0
2013	13.881283	17.363758	25.09%	0
2012	12.855659	13.881283	7.98%	0
2011	12.573478	12.855659	2.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.004637	23.284366	-3.00%	0
2013	18.267715	24.004637	31.40%	0
2012	15.999578	18.267715	14.18%	0
2011	17.235518	15.999578	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.203153	-7.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014	18.986631	16.273690	-14.29%	0
2013	16.007907	18.986631	18.61%	0
2012	14.038763	16.007907	14.03%	0
2011	16.286963	14.038763	-13.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.843926	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.027048	11.055217	0.26%	0
2013	10.067022	11.027048	9.54%	0
2012*	10.000000	10.067022	0.67%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.756948	9.849082	0.94%	0
2013*	10.000000	9.756948	-2.43%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.427899	10.285061	-10.00%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.175086	15.278679	-5.54%	0
2013	12.712281	16.175086	27.24%	0
2012	10.749066	12.712281	18.26%	0
2011	11.246344	10.749066	-4.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.804327	13.358569	4.33%	0
2013	9.496241	12.804327	34.84%	0
2012*	10.000000	9.496241	-5.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.151170	12.208391	0.47%	0
2013	9.806766	12.151170	23.91%	0
2012*	10.000000	9.806766	-1.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.634627	13.123298	3.87%	0
2013	9.589342	12.634627	31.76%	0
2012*	10.000000	9.589342	-4.11%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	15.201498	13.889613	-8.63%	0
2013	12.595286	15.201498	20.69%	0
2012	10.958473	12.595286	14.94%	0
2011	12.243398	10.958473	-10.49%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	11.350845	11.156445	-1.71%	0
2013	10.650284	11.350845	6.58%	0
2012*	10.000000	10.650284	6.50%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	12.425582	12.927553	4.04%	0
2013	9.914467	12.425582	25.33%	0
2012*	10.000000	9.914467	-0.86%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2014	16.710917	17.445546	4.40%	0
2013	14.461908	16.710917	15.55%	0
2012	13.226419	14.461908	9.34%	0
2011	13.528823	13.226419	-2.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	20.698900	21.654630	4.62%	0
2013	16.396226	20.698900	26.24%	0
2012	13.726048	16.396226	19.45%	0
2011	15.291830	13.726048	-10.24%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	12.805261	13.505241	5.47%	0
2013	9.805848	12.805261	30.59%	0
2012*	10.000000	9.805848	-1.94%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	25.617497	21.717406	-15.22%	0
2013	23.240941	25.617497	10.23%	0
2012	21.292213	23.240941	9.15%	0
2011	32.626371	21.292213	-34.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.308559	-6.91%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.718999	12.240076	-10.78%	0
2013	10.071992	13.718999	36.21%	0
2012*	10.000000	10.071992	0.72%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.067024	20.266433	6.29%	0
2013	14.578838	19.067024	30.79%	0
2012	13.044835	14.578838	11.76%	0
2011	13.587381	13.044835	-3.99%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.805583	13.466301	-2.46%	0
2013	11.214291	13.805583	23.11%	0
2012	10.030050	11.214291	11.81%	0
2011	10.586715	10.030050	-5.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	12.247536	13.117116	7.10%	0
2013	9.812330	12.247536	24.82%	0
2012	8.942043	9.812330	9.73%	0
2011*	10.000000	8.942043	-10.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2014	18.168253	19.792244	8.94%	0
2013	14.305616	18.168253	27.00%	0
2012	12.961072	14.305616	10.37%	0
2011	13.372119	12.961072	-3.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.871396	12.021350	1.26%	0
2013	9.983511	11.871396	18.91%	0
2012	8.945811	9.983511	11.60%	0
2011	9.188972	8.945811	-2.65%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.528304	9.647612	1.25%	0
2013	10.140027	9.528304	-6.03%	0
2012	10.016689	10.140027	1.23%	0
2011	9.822078	10.016689	1.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.945144	12.714738	-1.78%	0
2013	10.433158	12.945144	24.08%	0
2012	8.860887	10.433158	17.74%	0
2011	10.129520	8.860887	-12.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.664967	12.158424	4.23%	0
2013	9.331100	11.664967	25.01%	0
2012	8.241176	9.331100	13.23%	0
2011	8.964173	8.241176	-8.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.625691	11.296661	6.31%	0
2013	8.285088	10.625691	28.25%	0
2012	7.338546	8.285088	12.90%	0
2011	7.782093	7.338546	-5.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	14.729029	14.568452	-1.09%	0
2013	14.262434	14.729029	3.27%	0
2012	12.909448	14.262434	10.48%	0
2011	12.891261	12.909448	0.14%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2014	17.079183	17.943248	5.06%	0
2013	13.087493	17.079183	30.50%	0
2012	11.483607	13.087493	13.97%	0
2011	12.216958	11.483607	-6.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2014	10.980358	11.285186	2.78%	0
2013	7.931413	10.980358	38.44%	0
2012	7.038977	7.931413	12.68%	0
2011	8.260493	7.038977	-14.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2014	12.184996	12.987607	6.59%	0
2013	9.117976	12.184996	33.64%	0
2012	8.488147	9.117976	7.42%	0
2011	9.097057	8.488147	-6.69%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.925984	11.011961	0.79%	0
2013	8.749076	10.925984	24.88%	0
2012	7.810218	8.749076	12.02%	0
2011	8.648867	7.810218	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.817817	10.882165	0.59%	0
2013	9.782102	10.817817	10.59%	0
2012	9.132841	9.782102	7.11%	0
2011	9.597348	9.132841	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.982246	11.089932	0.98%	0
2013	9.391116	10.982246	16.94%	0
2012	8.568574	9.391116	9.60%	0
2011	9.200540	8.568574	-6.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.293576	10.259407	-0.33%	0
2013	10.170730	10.293576	1.21%	0
2012	9.810365	10.170730	3.67%	0
2011	10.029047	9.810365	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660329	10.514243	-1.37%	0
2013*	10.000000	10.660329	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.796745	10.518963	-2.57%	0
2013*	10.000000	10.796745	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.903891	10.997415	0.86%	0
2013	9.596481	10.903891	13.62%	0
2012	8.855141	9.596481	8.37%	0
2011	9.399648	8.855141	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.936912	11.029828	0.85%	0
2013	9.124221	10.936912	19.87%	0
2012	8.256535	9.124221	10.51%	0
2011	8.979341	8.256535	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.685569	10.726945	0.39%	0
2013	9.959493	10.685569	7.29%	0
2012	9.384396	9.959493	6.13%	0
2011	9.755401	9.384396	-3.80%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2014	10.477599	10.578503	0.96%	0
2013	11.099559	10.477599	-5.60%	0
2012	10.707849	11.099559	3.66%	0
2011	10.448958	10.707849	2.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.332156	11.463444	1.16%	0
2013	11.995064	11.332156	-5.53%	0
2012	11.611177	11.995064	3.31%	0
2011	11.350866	11.611177	2.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2014	24.917607	22.655464	-9.08%	0
2013	25.724572	24.917607	-3.14%	0
2012	22.799826	25.724572	12.83%	0
2011	30.539173	22.799826	-25.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.926181	10.011249	0.86%	0
2013	10.726623	9.926181	-7.46%	0
2012	10.792543	10.726623	-0.61%	0
2011	10.431755	10.792543	3.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2014	8.003247	7.663515	-4.24%	0
2013	7.058106	8.003247	13.39%	0
2012	6.351372	7.058106	11.13%	0
2011	7.316448	6.351372	-13.19%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	8.906226	8.058425	-9.52%	0
2013	7.630594	8.906226	16.72%	0
2012	6.693108	7.630594	14.01%	0
2011	7.962317	6.693108	-15.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.322910	17.540871	1.26%	0
2013	14.114357	17.322910	22.73%	0
2012	12.626939	14.114357	11.78%	0
2011	13.626577	12.626939	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.516212	13.634136	0.87%	0
2013	12.355049	13.516212	9.40%	0
2012	11.711623	12.355049	5.49%	0
2011	12.035223	11.711623	-2.69%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.348137	15.574803	1.48%	0
2013	13.316797	15.348137	15.25%	0
2012	12.301184	13.316797	8.26%	0
2011	12.873473	12.301184	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.753710	10.775460	0.20%	0
2013	10.635626	10.753710	1.11%	0
2012	10.485393	10.635626	1.43%	0
2011	10.560824	10.485393	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.497587	10.373546	-1.18%	0
2013*	10.000000	10.497587	4.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.584722	10.385920	-1.88%	0
2013*	10.000000	10.584722	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.164051	14.369029	1.45%	0
2013	12.591575	14.164051	12.49%	0
2012	11.782227	12.591575	6.87%	0
2011	12.219885	11.782227	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.064116	16.261849	1.23%	0
2013	13.609627	16.064116	18.03%	0
2012	12.404774	13.609627	9.71%	0
2011	13.139888	12.404774	-5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	12.519558	12.647407	1.02%	0
2013	11.747411	12.519558	6.57%	0
2012	11.274390	11.747411	4.20%	0
2011	11.452163	11.274390	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2014	18.809318	19.694920	4.71%	0
2013	14.309098	18.809318	31.45%	0
2012	12.528844	14.309098	14.21%	0
2011	13.321420	12.528844	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.838511	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.032636	0.33%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	22.987728	24.260276	5.54%	0
2013	17.913285	22.987728	28.33%	0
2012	15.811381	17.913285	13.29%	0
2011	16.820233	15.811381	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.899590	7.619154	-3.55%	0
2013	8.190344	7.899590	-3.55%	0
2012	8.492641	8.190344	-3.56%	0
2011	8.804345	8.492641	-3.54%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	11.505375	11.527904	0.20%	0
2013	12.064553	11.505375	-4.63%	0
2012	11.144484	12.064553	8.26%	0
2011	10.946263	11.144484	1.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	9.770272	9.295932	-4.85%	0
2013	8.366330	9.770272	16.78%	0
2012	7.509450	8.366330	11.41%	0
2011	8.614478	7.509450	-12.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014	13.857487	12.071903	-12.89%	0
2013	11.868944	13.857487	16.75%	0
2012	10.514302	11.868944	12.88%	0
2011	13.041632	10.514302	-19.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	11.681727	12.410463	6.24%	0
2013	9.010548	11.681727	29.65%	0
2012	8.044524	9.010548	12.01%	0
2011	8.618588	8.044524	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.079083	11.780346	6.33%	0
2013	8.506866	11.079083	30.24%	0
2012	7.501142	8.506866	13.41%	0
2011	8.281299	7.501142	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	12.429384	12.433980	0.04%	0
2013	9.297253	12.429384	33.69%	0
2012	8.408832	9.297253	10.57%	0
2011	9.123864	8.408832	-7.84%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	13.251108	14.956084	12.87%	0
2013	10.125858	13.251108	30.86%	0
2012	9.024334	10.125858	12.21%	0
2011	9.578211	9.024334	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2014	16.184548	16.006138	-1.10%	0
2013	11.656580	16.184548	38.84%	0
2012	10.687342	11.656580	9.07%	0
2011	11.176197	10.687342	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2014	22.772448	23.449934	2.98%	0
2013	16.861332	22.772448	35.06%	0
2012	14.532459	16.861332	16.03%	0
2011	15.935416	14.532459	-8.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2014	22.030319	21.366231	-3.01%	0
2013	16.250682	22.030319	35.57%	0
2012	14.623512	16.250682	11.13%	0
2011	16.094805	14.623512	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2014	14.715712	15.870455	7.85%	0
2013	11.665293	14.715712	26.15%	0
2012	10.624451	11.665293	9.80%	0
2011	10.973205	10.624451	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.796695	12.152251	24.04%	0
2013	9.890258	9.796695	-0.95%	0
2012	8.872581	9.890258	11.47%	0
2011	8.666395	8.872581	2.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.520034	12.564145	9.06%	0
2013*	10.000000	11.520034	15.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.330226	9.043443	-3.07%	0
2013	9.663465	9.330226	-3.45%	0
2012	9.679032	9.663465	-0.16%	0
2011	9.905720	9.679032	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.377684	12.481602	0.84%	0
2013*	10.000000	12.377684	23.78%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.724731	13.044756	-11.41%	0
2013	12.712081	14.724731	15.83%	0
2012	11.024181	12.712081	15.31%	0
2011	13.051356	11.024181	-15.53%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.358488	8.110936	-2.96%	0
2013	8.613032	8.358488	-2.96%	0
2012	8.537704	8.613032	0.88%	0
2011	8.825607	8.537704	-3.26%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	14.570870	14.541240	-0.20%	0
2013	10.358765	14.570870	40.66%	0
2012	9.870250	10.358765	4.95%	0
2011	10.342508	9.870250	-4.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.037990	19.203885	6.46%	0
2013	13.590843	18.037990	32.72%	0
2012	12.698092	13.590843	7.03%	0
2011	13.582985	12.698092	-6.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	22.158911	21.811603	-1.57%	0
2013	18.091058	22.158911	22.49%	0
2012	15.509088	18.091058	16.65%	0
2011	17.578003	15.509088	-11.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2014	9.714945	9.603516	-1.15%	0
2013	10.109660	9.714945	-3.90%	0
2012*	10.000000	10.109660	1.10%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.895763	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2014	15.925987	16.958242	6.48%	0
2013	12.562340	15.925987	26.78%	0
2012	11.170376	12.562340	12.46%	0
2011	11.617214	11.170376	-3.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2014	23.476145	25.281686	7.69%	0
2013	17.308271	23.476145	35.64%	0
2012	15.251762	17.308271	13.48%	0
2011	16.198068	15.251762	-5.84%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.102060	9.787721	-3.11%	0
2013	10.462469	10.102060	-3.44%	0
2012*	10.000000	10.462469	4.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.551932	-4.48%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.800167	10.448130	-3.26%	0
2013	11.984716	10.800167	-9.88%	0
2012	11.809143	11.984716	1.49%	0
2011	11.292208	11.809143	4.58%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.459849	10.164012	-2.83%	0
2013	10.870085	10.459849	-3.77%	0
2012	10.658398	10.870085	1.99%	0
2011	10.939363	10.658398	-2.57%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.828885	9.875038	0.47%	0
2013	10.404262	9.828885	-5.53%	0
2012	9.852234	10.404262	5.60%	0
2011*	10.000000	9.852234	-1.48%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2014	15.095623	16.122402	6.80%	0
2013	11.535336	15.095623	30.86%	0
2012	10.039583	11.535336	14.90%	0
2011	10.915062	10.039583	-8.02%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2014	15.654667	14.075371	-10.09%	0
2013	12.673057	15.654667	23.53%	0
2012	10.778319	12.673057	17.58%	0
2011	13.452903	10.778319	-19.88%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2014	16.740105	17.715358	5.83%	0
2013	12.075608	16.740105	38.63%	0
2012	10.961489	12.075608	10.16%	0
2011	13.833602	10.961489	-20.76%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	20.280170	25.668394	26.57%	0
2013	13.969480	20.280170	45.17%	0
2012	11.057011	13.969480	26.34%	0
2011	10.384574	11.057011	6.48%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2014	9.806494	10.173970	3.75%	0
2013	10.226802	9.806494	-4.11%	0
2012	9.711367	10.226802	5.31%	0
2011	9.551660	9.711367	1.67%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	15.769193	15.648938	-0.76%	0
2013	17.918882	15.769193	-12.00%	0
2012	15.762230	17.918882	13.68%	0
2011	15.288312	15.762230	3.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	10.220479	7.973976	-21.98%	0
2013	9.586811	10.220479	6.61%	0
2012*	10.000000	9.586811	-4.13%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.098389	7.855046	-22.21%	0
2013	9.492786	10.098389	6.38%	0
2012*	10.000000	9.492786	-5.07%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2014	17.813873	17.845360	0.18%	0
2013	13.203401	17.813873	34.92%	0
2012	11.371655	13.203401	16.11%	0
2011	12.481061	11.371655	-8.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	19.974880	18.903742	-5.36%	0
2014	19.974880	18.903742	-5.36%	0
2013	13.785051	19.974880	44.90%	0
2012	13.250773	13.785051	4.03%	0
2011	14.399537	13.250773	-7.98%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Value Fund: Class 2 - Q/NQ
2014	9.444761	9.515363	0.75%	0
2013	8.533449	9.444761	10.68%	0
2012	7.761922	8.533449	9.94%	0
2011	8.677522	7.761922	-10.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2014	11.186974	11.392665	1.84%	0
2013	11.887930	11.186974	-5.90%	0
2012	11.618248	11.887930	2.32%	0
2011	11.120299	11.618248	4.48%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
27,168 shares (cost $400,179)	$516,471
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
9,552 shares (cost $113,910)	112,139
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,357,949 shares (cost $15,443,499)	15,847,261
VP Inflation Protection Fund - Class I (ACVIP1)
19,074 shares (cost $201,506)	198,941
Growth Fund - Class 1 (AFGF)
157,246 shares (cost $8,521,897)	12,603,246
High-Income Bond Fund - Class 1 (AFHY)
115,912 shares (cost $1,270,006)	1,221,711
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
65,073,498 shares (cost $753,131,532)	798,451,825
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
72,237 shares (cost $872,259)	895,737
Global Allocation V.I. Fund - Class III (MLVGA3)
23,764,987 shares (cost $351,338,504)	336,749,861
Money Market Portfolio(TM) (CHSMM)
8,890,050 shares (cost $8,890,050)	8,890,050
VIP Value Series: Service Class (DWVVLS)
21,593 shares (cost $566,271)	629,647
VIP Small Cap Value Series: Service Class (DWVSVS)
591,074 shares (cost $23,474,524)	23,690,226
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,429,580 shares (cost $157,139,620)	244,276,807
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,761,645 shares (cost $117,037,272)	169,386,875
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
992,902 shares (cost $24,918,165)	45,643,691
Floating-Rate Income Fund (ETVFR)
2,274,362 shares (cost $21,231,554)	20,901,389
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
34,273 shares (cost $632,778)	667,305
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
562,697 shares (cost $6,428,003)	6,651,079
VA International Equity Fund (HVIE)
938,298 shares (cost $13,859,621)	14,796,957
VA Situs Fund (HVSIT)
1,541,948 shares (cost $30,685,737)	34,123,319
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
913,773 shares (cost $13,335,999)	12,646,615
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,752,498 shares (cost $15,692,493)	21,539,336
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
17,061 shares (cost $215,632)	209,848
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,405,999 shares (cost $12,423,998)	16,042,445
Balanced Portfolio: Service Shares (JABS)
342,220 shares (cost $9,734,810)	11,282,997
Enterprise Portfolio: Service Shares (JAMGS)
2,230 shares (cost $123,374)	132,141

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Forty Portfolio: Service Shares (JACAS)
3,816,014 shares (cost $136,541,402)	149,625,911
Global Technology Portfolio: Service Shares (JAGTS)
4,313,726 shares (cost $31,958,588)	36,925,493
Overseas Portfolio: Service Shares (JAIGS)
2,021,051 shares (cost $78,701,244)	63,764,148
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
636,159 shares (cost $14,374,054)	12,697,740
Investors Growth Stock Series - Service Class (MIGSC)
484,385 shares (cost $5,168,840)	7,570,943
New Discovery Series - Service Class (MNDSC)
1,413,055 shares (cost $24,894,239)	21,619,748
Utilities Series - Service Class (MVUSC)
3,362 shares (cost $113,634)	112,563
Value Series - Service Class (MVFSC)
19,186,755 shares (cost $226,166,182)	384,694,430
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
7,871,174 shares (cost $142,695,625)	168,757,961
Core Plus Fixed Income Portfolio - Class I (MSVFI)
239,963 shares (cost $2,532,448)	2,562,806
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,410,250 shares (cost $14,019,033)	15,019,168
Emerging Markets Debt Portfolio - Class I (MSEM)
278,590 shares (cost $2,151,477)	2,214,790
Emerging Markets Debt Portfolio - Class II (MSEMB)
103,279 shares (cost $805,736)	815,907
Global Real Estate Portfolio - Class II (VKVGR2)
26,034 shares (cost $259,871)	275,176
U.S. Real Estate Portfolio - Class I (MSVRE)
1,526 shares (cost $21,527)	30,713
U.S. Real Estate Portfolio - Class II (MSVREB)
205 shares (cost $3,182)	4,108
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
18,801,283 shares (cost $187,221,764)	186,508,730
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2,139,404 shares (cost $21,653,925)	21,714,955
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,933,145 shares (cost $44,100,634)	56,199,062
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,308,278 shares (cost $142,427,269)	177,601,954
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
211,946,706 shares (cost $3,687,581,000)	5,277,472,991
American Funds NVIT Bond Fund - Class II (GVABD2)
152,807,383 shares (cost $1,695,925,948)	1,761,869,129
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
7,211,938 shares (cost $160,088,860)	221,983,447
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,376,614 shares (cost $245,999,922)	367,854,442
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
34,261,476 shares (cost $1,311,719,744)	2,022,454,926
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,018,353 shares (cost $69,847,992)	66,622,046
NVIT Emerging Markets Fund - Class I (GEM)
1,105,199 shares (cost $12,604,402)	12,168,246
NVIT Emerging Markets Fund - Class II (GEM2)
5,508,523 shares (cost $62,563,436)	59,822,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT International Equity Fund - Class I (GIG)
2,176,826 shares (cost $23,380,410)	22,421,308
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
3,690,512 shares (cost $34,516,041)	37,717,035
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,070,536 shares (cost $68,285,056)	81,915,943
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,021,115 shares (cost $28,718,990)	30,362,202
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
162,092 shares (cost $2,313,604)	2,677,762
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,076,507 shares (cost $75,058,362)	149,853,128
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
5,493,054 shares (cost $55,261,085)	59,819,362
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
180,033,440 shares (cost $1,835,389,565)	2,131,595,929
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,918,113 shares (cost $2,402,550,396)	2,934,450,805
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
69,226,006 shares (cost $732,957,329)	737,256,969
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
241,519,903 shares (cost $2,430,675,513)	2,900,654,039
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
35,756,857 shares (cost $340,167,379)	397,258,678
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,040,406 shares (cost $784,951,354)	859,963,058
NVIT Core Bond Fund - Class I (NVCBD1)
311,911 shares (cost $3,490,599)	3,406,063
NVIT Core Bond Fund - Class II (NVCBD2)
9,334,789 shares (cost $100,475,966)	101,562,503
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,650,005 shares (cost $64,819,995)	64,579,553
NVIT Nationwide Fund - Class I (TRF)
9,278,892 shares (cost $93,816,943)	135,657,407
NVIT Nationwide Fund - Class II (TRF2)
9,686,460 shares (cost $72,517,327)	141,034,851
NVIT Government Bond Fund - Class I (GBF)
24,542,308 shares (cost $284,811,538)	271,683,349
American Century NVIT Growth Fund - Class I (CAF)
1,654,708 shares (cost $17,190,594)	36,916,534
American Century NVIT Growth Fund -Class II (CAF2)
3,611,998 shares (cost $41,601,185)	52,518,453
NVIT International Index Fund - Class II (GVIX2)
6,381 shares (cost $63,019)	57,428
NVIT International Index Fund - Class VIII (GVIX8)
4,390,027 shares (cost $39,284,102)	39,378,539
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
16,409,004 shares (cost $149,906,849)	212,168,423
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
78,586,271 shares (cost $1,067,091,212)	1,215,729,606
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,490,276 shares (cost $1,207,542,018)	1,487,796,720
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,026,498 shares (cost $660,016,038)	667,796,378
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
200,491,021 shares (cost $2,231,924,017)	2,678,560,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
74,054,366 shares (cost $812,194,260)	1,027,134,059
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,117,496 shares (cost $766,827,867)	858,198,200
NVIT Mid Cap Index Fund - Class I (MCIF)
6,072,035 shares (cost $113,167,246)	152,347,352
NVIT Money Market Fund - Class I (SAM)
619,521,507 shares (cost $619,521,507)	619,521,507
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,851,238 shares (cost $34,257,607)	31,620,227
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
12,588,039 shares (cost $109,511,817)	138,720,189
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
404,526 shares (cost $4,549,989)	4,077,620
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,939,408 shares (cost $66,476,792)	59,453,474
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
777,173 shares (cost $8,592,966)	10,437,434
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,303,290 shares (cost $92,549,039)	124,198,917
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
412,961 shares (cost $4,554,522)	4,868,807
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
6,759,941 shares (cost $67,827,011)	79,361,705
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,022,365 shares (cost $131,855,695)	188,981,350
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,039,539 shares (cost $98,606,308)	123,486,328
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2,016 shares (cost $25,863)	23,815
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,619,012 shares (cost $262,877,005)	315,169,105
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
308,654 shares (cost $5,724,028)	6,475,563
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,265,950 shares (cost $23,902,700)	25,546,867
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,275,558 shares (cost $24,735,027)	36,090,344
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,404,331 shares (cost $30,289,760)	37,483,524
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,227,910 shares (cost $60,025,893)	75,694,494
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,077,585 shares (cost $34,949,879)	47,057,303
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,445,721 shares (cost $210,686,813)	213,824,978
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,221,515 shares (cost $117,305,803)	116,367,111
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,119,988 shares (cost $258,645,468)	366,568,525
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,303,513 shares (cost $166,352,638)	233,580,641
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,148,636 shares (cost $218,928,885)	220,142,951
Invesco NVIT Comstock Value Fund - Class I (EIF)
26,684 shares (cost $407,510)	443,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,906,615 shares (cost $112,986,535)	180,286,347
NVIT Real Estate Fund - Class I (NVRE1)
7,988,820 shares (cost $64,495,471)	67,665,308
NVIT Real Estate Fund - Class II (NVRE2)
13,430,109 shares (cost $119,950,287)	112,812,920
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
121,128 shares (cost $1,428,094)	1,401,446
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
12,747 shares (cost $157,175)	151,436
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
72,723,371 shares (cost $777,714,191)	755,595,827
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
36,227,106 shares (cost $385,901,118)	376,761,902
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
44,050,271 shares (cost $467,090,924)	467,813,879
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
24,771,086 shares (cost $260,954,412)	262,078,089
NVIT Small Cap Index Fund Class II (NVSIX2)
1,732,362 shares (cost $23,431,643)	24,010,543
NVIT S&P 500 Index Fund Class II (GVEX2)
11,827,202 shares (cost $157,249,396)	168,655,894
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
984,880 shares (cost $11,236,040)	11,316,270
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
637,848 shares (cost $7,386,085)	7,507,476
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
798,484 shares (cost $9,502,025)	9,509,940
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
10,438 shares (cost $110,850)	113,775
Real Return Portfolio - Advisor Class (PMVRA)
4,002 shares (cost $52,193)	51,259
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
43,465 shares (cost $528,119)	523,753
VPS Growth and Income Portfolio - Class B (ALVGIB)
211,447 shares (cost $4,049,083)	6,282,103
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
11,274 shares (cost $245,806)	247,456
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,469,644 shares (cost $83,153,963)	97,393,552
VP Balanced Fund - Class I (ACVB)
4,590,955 shares (cost $30,452,941)	36,589,914
VP Capital Appreciation Fund - Class I (ACVCA)
4,618 shares (cost $62,398)	72,594
VP Income & Growth Fund - Class I (ACVIG)
1,710,510 shares (cost $11,532,201)	17,293,254
VP Income & Growth Fund - Class II (ACVIG2)
524,271 shares (cost $3,466,166)	5,305,627
VP Inflation Protection Fund - Class II (ACVIP2)
23,771,485 shares (cost $266,013,641)	246,985,728
VP International Fund - Class I (ACVI)
842 shares (cost $9,011)	8,405
VP Mid Cap Value Fund - Class I (ACVMV1)
514,187 shares (cost $8,110,505)	10,201,461
VP Mid Cap Value Fund - Class II (ACVMV2)
6,621,500 shares (cost $100,383,908)	131,436,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Mid Cap Stock Portfolio- Service Shares (DVMCSS)
417,507 shares (cost $9,280,920)	9,590,129
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,045,738 shares (cost $64,080,708)	92,841,583
Appreciation Portfolio - Initial Shares (DCAP)
650,888 shares (cost $24,256,303)	32,225,452
Appreciation Portfolio - Service Shares (DCAPS)
2,423,170 shares (cost $96,009,133)	119,292,682
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
24,750 shares (cost $917,697)	1,157,065
Growth and Income Portfolio - Initial Shares (DGI)
466,060 shares (cost $9,851,744)	15,230,838
Managed Tail Risk Fund II: Service Shares (FCA2S)
172,893 shares (cost $1,022,301)	957,826
Quality Bond Fund II - Primary Shares (FQB)
749,591 shares (cost $8,470,333)	8,560,324
Quality Bond Fund II - Service Shares (FQBS)
2,377,490 shares (cost $25,682,715)	27,032,058
Equity-Income Portfolio - Initial Class (FEIP)
14,375,147 shares (cost $323,327,293)	348,884,808
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
509,394 shares (cost $4,116,006)	7,783,543
High Income Portfolio - Initial Class (FHIP)
7,297,813 shares (cost $38,339,933)	40,283,927
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,466,621 shares (cost $108,222,895)	128,052,545
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,965,743 shares (cost $81,961,174)	80,782,191
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
11,408,796 shares (cost $236,387,002)	271,871,597
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
470,402 shares (cost $5,385,079)	5,847,101
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
16,447,199 shares (cost $178,370,270)	203,616,327
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
944,085 shares (cost $10,517,033)	12,027,638
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
37,977,825 shares (cost $394,392,703)	482,318,379
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
825,526 shares (cost $8,926,054)	10,723,576
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,745,757 shares (cost $41,523,627)	48,507,559
VIP Growth Portfolio - Initial Class (FGP)
5,954,694 shares (cost $175,609,997)	378,004,001
VIP Growth Portfolio - Service Class 2 (FG2)
3,568,000 shares (cost $170,996,354)	224,070,412
VIP High Income Portfolio - Initial Class R (FHIPR)
3,073,904 shares (cost $18,020,400)	16,906,471
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,373,926 shares (cost $17,781,410)	17,393,907
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
28,594,020 shares (cost $358,887,285)	357,711,195
VIP Mid Cap Portfolio - Service Class (FMCS)
638,675 shares (cost $20,817,439)	23,911,991
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,795,202 shares (cost $224,876,023)	287,175,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Initial Class (FOP)
2,445,912 shares (cost $46,232,034)	45,738,562
VIP Overseas Portfolio - Initial Class R (FOPR)
1,246,907 shares (cost $23,533,468)	23,254,811
VIP Overseas Portfolio - Service Class 2 (FO2)
88,728 shares (cost $1,646,607)	1,645,910
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,355,192 shares (cost $68,018,908)	79,917,771
VIP Value Strategies Portfolio - Service Class (FVSS)
376,581 shares (cost $3,811,155)	5,708,971
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,691,859 shares (cost $255,842,896)	267,069,745
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,760,559 shares (cost $34,431,464)	51,161,831
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,677,264 shares (cost $82,171,627)	126,716,543
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
24,575 shares (cost $555,623)	543,344
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,536,783 shares (cost $15,217,759)	14,138,407
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,601,163 shares (cost $63,047,701)	54,197,505
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,613,400 shares (cost $142,440,183)	136,965,071
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
12,176,445 shares (cost $91,135,277)	90,349,223
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
24,000 shares (cost $292,102)	277,202
Franklin High Income Securities Fund: Class 2 (FTVHI2)
91,604 shares (cost $595,165)	587,182
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
1,508 shares (cost $22,216)	20,512
Short Duration Bond Portfolio - I Class Shares (AMTB)
11,246,476 shares (cost $124,953,028)	119,887,438
Growth Portfolio - I Class Shares (AMTG)
479 shares (cost $10,608)	14,108
International Portfolio - S Class Shares (AMINS)
3,882 shares (cost $43,163)	43,165
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
868 shares (cost $9,381)	14,222
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
206,033 shares (cost $3,442,248)	3,694,180
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,082,115 shares (cost $14,654,591)	25,840,898
International Growth Fund/VA- Service Shares (OVIGS)
4,159,352 shares (cost $10,529,335)	9,982,445
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,325,468 shares (cost $34,120,670)	34,114,617
Core Bond Fund/VA - Non-Service Shares (OVB)
3,320,558 shares (cost $30,439,567)	26,431,645
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,940,572 shares (cost $133,491,243)	155,652,603
Global Securities Fund/VA - Service Class (OVGSS)
2,584,017 shares (cost $103,780,013)	101,060,914
International Growth Fund/VA - Non-Service Shares (OVIG)
351,310 shares (cost $854,707)	811,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Main Street Fund(R)/VA - Non-Service Shares (OVGI)
412,165 shares (cost $8,916,122)	13,852,857
Main Street Fund(R)/VA - Service Class (OVGIS)
6,431,795 shares (cost $110,137,379)	214,371,714
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
311,309 shares (cost $7,808,385)	8,268,378
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
3,532,411 shares (cost $73,823,283)	92,761,105
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
120,019 shares (cost $6,729,986)	9,459,932
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
251,244 shares (cost $1,381,403)	1,331,593
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,691,523 shares (cost $9,546,631)	9,168,054
All Asset Portfolio - Advisor Class (PMVAAD)
4,784,131 shares (cost $54,444,682)	50,089,851
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,098,755 shares (cost $23,933,029)	22,099,894
Low Duration Portfolio - Advisor Class (PMVLAD)
38,224,196 shares (cost $402,228,415)	404,411,989
Total Return Portfolio - Advisor Class (PMVTRD)
26,631,322 shares (cost $302,278,456)	298,270,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
16,265 shares (cost $103,776)	79,860
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
377,576 shares (cost $5,225,718)	4,791,441
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
9,175 shares (cost $73,581)	72,572
VT Growth & Income Fund: Class IB (PVGIB)
95,101 shares (cost $1,570,345)	2,484,037
VT International Equity Fund: Class IB (PVTIGB)
19,927 shares (cost $269,116)	263,039
VT Voyager Fund: Class IB (PVTVB)
39,866 shares (cost $1,662,943)	2,194,206
VI American Franchise Fund - Series II Shares (ACEG2)
114,789 shares (cost $4,869,327)	6,156,120
Diversified Stock Fund Class A Shares (VYDS)
32,847 shares (cost $236,337)	497,625
Small-Cap Portfolio - Investment Class (ROCSC)
27,903 shares (cost $375,627)	352,972
Variable Fund - Multi-Hedge Strategies (RVARS)
597,992 shares (cost $13,648,938)	14,238,198
Health Sciences Portfolio - II (TRHS2)
6,178,665 shares (cost $170,629,339)	223,976,589
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,197,973 shares (cost $36,032,898)	29,518,055
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,113,153 shares (cost $11,934,124)	10,385,716
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,870,428 shares (cost $22,499,848)	24,222,048
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,375,209 shares (cost $41,389,873)	34,889,062
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,350,222 shares (cost $7,273,833)	7,144,834
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
228,606 shares (cost $1,197,111)	1,205,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
925,607 shares (cost $4,943,693)	4,992,353
Variable Insurance Portfolios - Asset Strategy (WRASP)
24,063,906 shares (cost $262,195,425)	261,533,749
Variable Insurance Portfolios - High Income (WRHIP)
24,077,485 shares (cost $95,249,215)	92,712,765
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
5,260,284 shares (cost $51,687,721)	57,045,146
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
7,184 shares (cost $40,835)	41,160
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
579,706 shares (cost $3,136,730)	3,211,456
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,457,679 shares (cost $29,492,751)	32,040,940
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,375,374 shares (cost $46,800,199)	51,389,621
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,306,273 shares (cost $7,160,406)	7,582,130
Advantage VT Discovery Fund (SVDF)
1,289 shares (cost $25,489)	39,587
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,614 shares (cost $177,340)	306,307
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
6,749,289 shares (cost $61,953,234)	67,222,920
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
653 shares (cost $4,914)	7,285
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,408 shares (cost $305,462)	309,074
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,631 shares (cost $35,250)	43,859

Total Investments	$45,160,449,892

Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	27
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	7
Accounts Receivable-Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	22
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	908
Accounts Receivable-NVIT Nationwide Fund - Class I (TRF)	99,708
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	7

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(1,672)
Accounts Payable-VP International Fund - Class I (ACVI)	(291)
Accounts Payable-High-Income Bond Fund - Class 1 (AFHY)	(379)
Accounts Payable-Growth Portfolio - I Class Shares (AMTG)	(841)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(10)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(7)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(314)
Other Accounts Payable	(258,633)

$45,160,288,424

Contract Owners’ Equity:
Accumulation units	45,150,605,790
Contracts in payout (annuitization) period (note 1f)	9,682,634

Total Contract Owners’ Equity (note 5)	$45,160,288,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$716,800,441	-	505	48,470	1,618	180,161	51,039	447,322
Mortality and expense risk charges (note 2)	(657,941,989)	(5,461)	(247)	(217,262)	(424)	(162,756)	(15,079)	(10,335,687)

Net investment income (loss)	58,858,452	(5,461)	258	(168,792)	1,194	17,405	35,960	(9,888,365)
Realized gain (loss) on investments	901,337,010	32,714	439	77,847	(52)	327,086	714	1,156,667
Change in unrealized gain (loss) on investments	(522,380,386)	6,746	(2,617)	(132,648)	(1,536)	(63,086)	(22,974)	19,422,245

Net gain (loss) on investments	378,956,624	39,460	(2,178)	(54,801)	(1,588)	264,000	(22,260)	20,578,912

Reinvested capital gains	1,040,952,118	-	3,495	483,628	1,768	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,478,767,194	33,999	1,575	260,035	1,374	886,188	13,700	10,690,547

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$12,214	7,516,609	940	5,067	35,358	4,178,972	2,534,068	478,912
Mortality and expense risk charges (note 2)	(12,066)	(4,884,213)	(87,668)	(1,919)	(224,652)	(3,204,990)	(2,549,612)	(596,088)

Net investment income (loss)	148	2,632,396	(86,728)	3,148	(189,294)	973,982	(15,544)	(117,176)
Realized gain (loss) on investments	7,696	662,941	-	3,706	196,838	10,605,917	14,423,911	2,985,516
Change in unrealized gain (loss) on investments	26,881	(31,989,850)	-	47,229	(226,368)	12,616,970	1,946,132	(912,297)

Net gain (loss) on investments	34,577	(31,326,909)	-	50,935	(29,530)	23,222,887	16,370,043	2,073,219

Reinvested capital gains	-	28,815,036	-	-	900,002	2,808,528	1,996,926	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	$34,725	120,523	(86,728)	54,083	681,178	27,005,397	18,351,425	5,088,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$304,113	9,725	2,393	332,622	179,969	-	-	-
Mortality and expense risk charges (note 2)	(147,545)	(2,097)	(93,983)	(236,279)	(552,852)	(171,369)	(349,201)	(610)

Net investment income (loss)	156,568	7,628	(91,590)	96,343	(372,883)	(171,369)	(349,201)	(610)
Realized gain (loss) on investments	(184,376)	1,326	40,819	274,761	2,722,764	128,021	1,630,076	20
Change in unrealized gain (loss) on investments	(330,314)	47,377	132,579	(1,659,296)	(5,502,579)	(1,087,995)	18,425	(4,821)

Net gain (loss) on investments	(514,690)	48,703	173,398	(1,384,535)	(2,779,815)	(959,974)	1,648,501	(4,801)

Reinvested capital gains	-	32,853	53,322	-	1,855,175	1,285,549	-	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(358,122)	89,184	135,130	(1,288,192)	(1,297,523)	154,206	1,299,300	4,359

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$125,916	170,527	14	46,976	-	4,199,446	214,051	21,390
Mortality and expense risk charges (note 2)	(210,347)	(152,870)	(330)	(2,275,883)	(472,048)	(1,061,953)	(77,166)	(115,630)

Net investment income (loss)	(84,431)	17,657	(316)	(2,228,907)	(472,048)	3,137,493	136,885	(94,240)
Realized gain (loss) on investments	1,594,624	451,439	62	12,761,228	2,176,828	(1,420,670)	32,386	608,640
Change in unrealized gain (loss) on investments	(421,908)	4,922	7,876	(47,364,159)	(1,257,409)	(16,890,457)	(1,675,881)	(265,392)

Net gain (loss) on investments	1,172,716	456,361	7,938	(34,602,931)	919,419	(18,311,127)	(1,643,495)	343,248

Reinvested capital gains	859,135	282,873	2,926	46,390,189	1,873,001	5,170,275	96,352	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	$1,947,420	756,891	10,548	9,558,351	2,320,372	(10,003,359)	(1,410,258)	681,024

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	1,445	5,007,597	2,862,107	43,597	470,978	134,129	41,356
Mortality and expense risk charges (note 2)	(348,675)	(292)	(5,916,578)	(2,439,298)	(20,868)	(241,913)	(32,862)	(11,009)

Net investment income (loss)	(348,675)	1,153	(908,981)	422,809	22,729	229,065	101,267	30,347
Realized gain (loss) on investments	939,368	367	24,276,723	1,816,506	16,820	468,577	1,426	1,866
Change in unrealized gain (loss) on investments	(7,402,779)	(1,552)	(4,518,031)	(3,271,951)	46,111	208,486	(75,222)	(29,801)

Net gain (loss) on investments	(6,463,411)	(1,185)	19,758,692	(1,455,445)	62,931	677,063	(73,796)	(27,935)

Reinvested capital gains	4,576,880	2,785	11,748,958	-	-	-	18,455	5,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,235,206)	2,753	30,598,669	(1,032,636)	85,660	906,128	45,926	8,158

Investment Activity:	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2
Reinvested dividends	$1,368	461	50	1,952,250	242,418	1,108,827	3,161,181	48,955,099
Mortality and expense risk charges (note 2)	(2,761)	(433)	(54)	(581,426)	(69,032)	(741,206)	(2,627,559)	(76,972,447)
Net investment income (loss)	(1,393)	28	(4)	1,370,824	173,386	367,621	533,622	(28,017,348)
Realized gain (loss) on investments	340	1,864	152	216	(809)	2,092,315	7,687,272	16,730,114
Change in unrealized gain (loss) on investments	18,822	5,653	876	(713,034)	61,030	(2,489,375)	(8,762,082)	174,411,995

Net gain (loss) on investments	19,162	7,517	1,028	(712,818)	60,221	(397,060)	(1,074,810)	191,142,109

Reinvested capital gains	-	-	-	-	-	6,164,475	18,844,783	8,046,845

Net increase (decrease) in contract owners’ equity resulting from operations	$17,769	7,545	1,024	658,006	233,607	6,135,036	18,303,595	171,171,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG
Reinvested dividends	$21,360,544	1,533,178	1,555,904	15,021,084	2,933,038	121,680	550,324	427,771
Mortality and expense risk charges (note 2)	(25,549,342)	(3,230,716)	(5,271,902)	(28,296,487)	(888,445)	(129,020)	(708,888)	(221,043)

Net investment income (loss)	(4,188,798)	(1,697,538)	(3,715,998)	(13,275,403)	2,044,593	(7,340)	(158,564)	206,728
Realized gain (loss) on investments	2,375,634	2,330,212	2,142,219	60,342,372	64,072	104,892	233,390	26,578
Change in unrealized gain (loss) on investments	40,356,593	(61,252)	22,797,673	89,714,927	(3,501,442)	(456,285)	(2,809,615)	(969,062)

Net gain (loss) on investments	42,732,227	2,268,960	24,939,892	150,057,299	(3,437,370)	(351,393)	(2,576,225)	(942,484)

Reinvested capital gains	15,194,522	-	-	17,195,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,737,951	571,422	21,223,894	153,977,016	(1,392,777)	(358,733)	(2,734,789)	(735,756)

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$1,222,023	736,457	242,738	25,112	1,276,826	1,165,213	48,491,720	72,120,556
Mortality and expense risk charges (note 2)	(529,402)	(1,131,310)	(504,193)	(39,719)	(2,583,700)	(874,630)	(30,710,236)	(45,324,925)

Net investment income (loss)	692,621	(394,853)	(261,455)	(14,607)	(1,306,874)	290,583	17,781,484	26,795,631
Realized gain (loss) on investments	921,024	3,810,006	2,569,130	559,104	24,903,697	933,506	6,465,329	67,415,036
Change in unrealized gain (loss) on investments	(2,699,156)	(12,614,582)	(5,892,663)	(341,829)	(10,727,335)	(2,214,646)	(20,605,886)	(99,726,233)

Net gain (loss) on investments	(1,778,132)	(8,804,576)	(3,323,533)	217,275	14,176,362	(1,281,140)	(14,140,557)	(32,311,197)

Reinvested capital gains	-	13,354,869	5,023,291	-	-	2,525,526	51,066,330	95,586,860

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,085,511)	4,155,440	1,438,303	202,668	12,869,488	1,534,969	54,707,257	90,071,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$16,205,601	69,541,195	9,708,238	20,087,178	94,701	2,593,955	1,327,511	1,556,225
Mortality and expense risk charges (note 2)	(11,451,828)	(44,021,344)	(6,315,447)	(12,914,199)	(36,831)	(1,743,334)	(883,477)	(1,783,243)

Net investment income (loss)	4,753,773	25,519,851	3,392,791	7,172,979	57,870	850,621	444,034	(227,018)
Realized gain (loss) on investments	5,735,819	52,889,239	18,895,905	11,580,525	(19,689)	1,566,087	63,242	5,723,922
Change in unrealized gain (loss) on investments	(19,729,786)	(61,562,198)	(43,977,377)	(19,689,141)	39,514	931,369	1,250,482	8,168,552

Net gain (loss) on investments	(13,993,967)	(8,672,959)	(25,081,472)	(8,108,616)	19,825	2,497,456	1,313,724	13,892,474

Reinvested capital gains	22,107,362	68,768,783	33,079,037	21,975,973	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,867,168	85,615,675	11,390,356	21,040,336	77,695	3,348,077	1,757,758	13,665,456

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,287,496	5,691,683	126,872	212,187	1,799	1,141,979	3,546,380	20,298,035
Mortality and expense risk charges (note 2)	(2,356,157)	(4,448,088)	(475,750)	(693,166)	(195)	(557,973)	(3,895,684)	(16,981,246)

Net investment income (loss)	(1,068,661)	1,243,595	(348,878)	(480,979)	1,604	584,006	(349,304)	3,316,789
Realized gain (loss) on investments	18,691,833	(6,162,769)	2,584,183	1,653,582	23	563,031	3,418,498	2,687,824
Change in unrealized gain (loss) on investments	(3,628,055)	13,765,658	1,178,771	2,720,110	(5,591)	(4,211,539)	4,007,471	23,259,766

Net gain (loss) on investments	15,063,778	7,602,889	3,762,954	4,373,692	(5,568)	(3,648,508)	7,425,969	25,947,590

Reinvested capital gains	-	-	-	-	-	-	-	4,291,243

Net increase (decrease) in contract owners’ equity resulting from operations	$13,995,117	8,846,484	3,414,076	3,892,713	(3,964)	(3,064,502)	7,076,665	33,555,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$25,272,952	12,236,103	45,732,996	17,633,775	15,397,765	1,565,932	-	352,505
Mortality and expense risk charges (note 2)	(22,044,067)	(10,374,120)	(41,961,966)	(16,870,797)	(12,972,445)	(2,108,620)	(9,320,251)	(305,546)

Net investment income (loss)	3,228,885	1,861,983	3,771,030	762,978	2,425,320	(542,688)	(9,320,251)	46,959
Realized gain (loss) on investments	18,582,065	11,274,517	36,346,371	9,893,006	4,581,533	2,942,590	-	(37,070)
Change in unrealized gain (loss) on investments	10,154,439	(17,887,030)	56,426,681	25,300,394	3,557,303	936,634	-	(2,637,380)

Net gain (loss) on investments	28,736,504	(6,612,513)	92,773,052	35,193,400	8,138,836	3,879,224	-	(2,674,450)

Reinvested capital gains	20,674,964	20,662,922	-	-	16,181,522	7,387,306	-	1,732,767

Net increase (decrease) in contract owners’ equity resulting from operations	$52,640,353	15,912,392	96,544,082	35,956,378	26,745,678	10,723,842	(9,320,251)	(894,724)

Investment Activity:	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3,256,891	82,292	1,221,945	50,222	292,334	58,954	793,281	-
Mortality and expense risk charges (note 2)	(2,461,771)	(42,481)	(709,773)	(139,941)	(1,957,896)	(64,577)	(1,143,095)	(2,545,327)

Net investment income (loss)	795,120	39,811	512,172	(89,719)	(1,665,562)	(5,623)	(349,814)	(2,545,327)
Realized gain (loss) on investments	14,118,060	(17,354)	(356,814)	933,284	7,654,588	401,558	3,875,318	11,028,170
Change in unrealized gain (loss) on investments	(26,591,132)	(472,369)	(6,960,813)	(705,247)	(4,922,472)	(452,873)	(4,765,139)	(27,291,596)

Net gain (loss) on investments	(12,473,072)	(489,723)	(7,317,627)	228,037	2,732,116	(51,315)	(889,821)	(16,263,426)

Reinvested capital gains	7,808,288	-	-	753,866	8,828,520	467,036	7,154,250	23,316,178

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,869,664)	(449,912)	(6,805,455)	892,184	9,895,074	410,098	5,914,615	4,507,425

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF
Reinvested dividends	$-	354	4,137,301	-	-	189,596	103,271	128,636
Mortality and expense risk charges (note 2)	(1,993,029)	(71)	(4,384,911)	(90,191)	(380,680)	(490,313)	(528,418)	(1,040,178)

Net investment income (loss)	(1,993,029)	283	(247,610)	(90,191)	(380,680)	(300,717)	(425,147)	(911,542)
Realized gain (loss) on investments	9,981,324	95	15,922,544	397,717	1,660,723	1,716,791	3,330,678	831,020
Change in unrealized gain (loss) on investments	(21,267,597)	(2,307)	(41,514,698)	(1,220,129)	(4,632,035)	(2,903,069)	(4,520,325)	(12,430,775)

Net gain (loss) on investments	(11,286,273)	(2,212)	(25,592,154)	(822,412)	(2,971,312)	(1,186,278)	(1,189,647)	(11,599,755)

Reinvested capital gains	15,526,527	5,073	69,321,363	929,035	3,531,895	3,389,801	3,304,920	11,848,900

Net increase (decrease) in contract owners’ equity resulting from operations	$2,247,225	3,144	43,481,599	16,432	179,903	1,902,806	1,690,126	(662,397)

Investment Activity:	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2
Reinvested dividends	$-	6,715,793	1,136,171	2,629,769	1,079,180	8,744,251	7,532	2,260,659
Mortality and expense risk charges (note 2)	(711,537)	(3,236,355)	(1,744,043)	(4,955,276)	(3,626,565)	(3,838,961)	(1,435)	(2,755,378)

Net investment income (loss)	(711,537)	3,479,438	(607,872)	(2,325,507)	(2,547,385)	4,905,290	6,097	(494,719)
Realized gain (loss) on investments	3,106,957	1,814,311	249,795	16,804,023	14,993,348	5,645,407	1,841	12,844,815
Change in unrealized gain (loss) on investments	(10,393,530)	(1,262,611)	(925,509)	(26,781,572)	(21,289,559)	(43,065,341)	21,292	24,612

Net gain (loss) on investments	(7,286,573)	551,700	(675,714)	(9,977,549)	(6,296,211)	(37,419,934)	23,133	12,869,427

Reinvested capital gains	7,491,305	-	-	38,518,486	24,782,941	9,146,967	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(506,805)	4,031,138	(1,283,586)	26,215,430	15,939,345	(23,367,677)	29,230	12,374,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$1,825,397	2,813,143	15,849	1,796	18,780,165	8,785,761	5,578,992	3,599,836
Mortality and expense risk charges (note 2)	(822,585)	(1,401,090)	(7,491)	(1,084)	(7,677,778)	(3,729,372)	(4,529,589)	(2,459,766)

Net investment income (loss)	1,002,812	1,412,053	8,358	712	11,102,387	5,056,389	1,049,403	1,140,070
Realized gain (loss) on investments	2,098,057	2,420,995	(121)	5	27,375	192,726	42,133	21,402
Change in unrealized gain (loss) on investments	(3,729,891)	(6,702,925)	(27,928)	(5,739)	(29,199,488)	(11,466,719)	(3,364,025)	(883,744)

Net gain (loss) on investments	(1,631,834)	(4,281,930)	(28,049)	(5,734)	(29,172,113)	(11,273,993)	(3,321,892)	(862,342)

Reinvested capital gains	15,325,475	23,870,535	8,575	4,183	11,774,061	6,212,963	1,172,681	530,349

Net increase (decrease) in contract owners’ equity resulting from operations	$14,696,453	21,000,658	(11,116)	(839)	(6,295,665)	(4,641)	(1,099,808)	808,077

Investment Activity:	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB
Reinvested dividends	$197,192	2,572,910	93,702	64,365	82,499	722	454	10,410
Mortality and expense risk charges (note 2)	(255,336)	(1,522,557)	(138,757)	(112,619)	(97,072)	(191)	(153)	(1,858)

Net investment income (loss)	(58,144)	1,050,353	(45,055)	(48,254)	(14,573)	531	301	8,552
Realized gain (loss) on investments	134,960	652,450	43,476	122,620	32,703	171	(45)	9,346
Change in unrealized gain (loss) on investments	(40,905)	8,828,854	(30,205)	(178,567)	(89,239)	2,925	235	(52,209)

Net gain (loss) on investments	94,055	9,481,304	13,271	(55,947)	(56,536)	3,096	190	(42,863)

Reinvested capital gains	820,710	-	71,892	-	84,687	727	-	66,573

Net increase (decrease) in contract owners’ equity resulting from operations	$856,621	10,531,657	40,108	(104,201)	13,578	4,354	491	32,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$70,252	1,627	431,761	545,610	-	339,664	92,084	3,329,841
Mortality and expense risk charges (note 2)	(94,599)	(923)	(1,494,855)	(474,704)	(1,015)	(222,321)	(69,388)	(3,914,406)

Net investment income (loss)	(24,347)	704	(1,063,094)	70,906	(1,015)	117,343	22,696	(584,565)
Realized gain (loss) on investments	436,185	42	5,807,090	468,769	7,088	620,790	284,117	1,340,052
Change in unrealized gain (loss) on investments	51,012	(9,220)	(8,651,614)	(787,619)	(16,505)	989,160	227,389	(2,708,443)

Net gain (loss) on investments	487,197	(9,178)	(2,844,524)	(318,850)	(9,417)	1,609,950	511,506	(1,368,391)

Reinvested capital gains	-	26,832	10,650,624	3,115,320	15,414	-	-	6,383,418

Net increase (decrease) in contract owners’ equity resulting from operations	$462,850	18,358	6,743,006	2,867,376	4,982	1,727,293	534,202	4,430,462

Investment Activity:	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS
Reinvested dividends	$466	113,413	1,142,468	-	604,658	613,624	1,907,830	-
Mortality and expense risk charges (note 2)	(135)	(125,270)	(1,737,081)	(43,202)	(1,484,054)	(447,004)	(1,824,306)	(16,784)

Net investment income (loss)	331	(11,857)	(594,613)	(43,202)	(879,396)	166,620	83,524	(16,784)
Realized gain (loss) on investments	1,752	739,918	5,188,252	54,708	11,249,251	2,835,927	5,362,527	118,393
Change in unrealized gain (loss) on investments	(2,588)	(28,506)	3,995,236	309,209	(13,083,954)	(1,827,365)	(1,568,533)	(107,115)

Net gain (loss) on investments	(836)	711,412	9,183,488	363,917	(1,834,703)	1,008,562	3,793,994	11,278

Reinvested capital gains	-	634,745	6,764,754	-	5,742,544	914,974	3,126,470	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(505)	1,334,300	15,353,629	320,715	3,028,445	2,090,156	7,003,988	(5,506)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$117,672	21,020	332,005	1,055,897	9,816,876	62,202	2,385,992	1,944,235
Mortality and expense risk charges (note 2)	(202,079)	(16,953)	(119,070)	(438,817)	(4,775,399)	(121,204)	(591,815)	(1,791,080)

Net investment income (loss)	(84,407)	4,067	212,935	617,080	5,041,477	(59,002)	1,794,177	153,155
Realized gain (loss) on investments	664,851	(5,565)	134,018	359,465	119,422	878,937	(425,549)	3,594,690
Change in unrealized gain (loss) on investments	673,704	(262,613)	(126,430)	(356,885)	15,130,490	(408,453)	(1,330,242)	(4,036,539)

Net gain (loss) on investments	1,338,555	(268,178)	7,588	2,580	15,249,912	470,484	(1,755,791)	(441,849)

Reinvested capital gains	-	236,475	-	-	4,867,846	-	-	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	$1,254,148	(27,636)	220,523	619,660	25,159,235	411,482	38,386	6,034,050

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$625,922	7,130,794	89,558	2,826,003	190,192	6,858,819	156,710	646,836
Mortality and expense risk charges (note 2)	(1,402,164)	(4,012,499)	(78,072)	(2,970,873)	(155,612)	(7,115,160)	(141,132)	(705,330)

Net investment income (loss)	(776,242)	3,118,295	11,486	(144,870)	34,580	(256,341)	15,578	(58,494)
Realized gain (loss) on investments	8,438,460	(1,698,048)	317,477	321,914	506,685	1,496,170	734,852	1,936,077
Change in unrealized gain (loss) on investments	(22,625,772)	11,917,661	(248,586)	1,894,639	(357,966)	4,670,715	(580,778)	(1,476,834)

Net gain (loss) on investments	(14,187,312)	10,219,613	68,891	2,216,553	148,719	6,166,885	154,074	459,243

Reinvested capital gains	1,015,944	3,739,666	92,025	3,044,174	207,473	8,561,185	209,801	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,947,610)	17,077,574	172,402	5,115,857	390,772	14,471,729	379,453	1,234,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$696,389	-	995,247	365,011	7,124,606	38,030	54,264	658,883
Mortality and expense risk charges (note 2)	(5,099,913)	(2,894,608)	(244,127)	(230,853)	(5,808,437)	(337,071)	(4,393,351)	(686,573)

Net investment income (loss)	(4,403,524)	(2,894,608)	751,120	134,158	1,316,169	(299,041)	(4,339,087)	(27,690)
Realized gain (loss) on investments	20,903,511	8,688,489	324,100	(27,089)	4,395,413	1,531,739	4,516,306	2,553,746
Change in unrealized gain (loss) on investments	19,604,486	9,834,728	(1,049,973)	639,269	8,904,846	(677,421)	5,425,457	(7,554,606)

Net gain (loss) on investments	40,507,997	18,523,217	(725,873)	612,180	13,300,259	854,318	9,941,763	(5,000,860)

Reinvested capital gains	-	-	-	7,207	153,426	598,799	6,780,433	13,667

Net increase (decrease) in contract owners’ equity resulting from operations	$36,104,473	15,628,609	25,247	753,545	14,769,854	1,154,076	12,383,109	(5,014,883)

Investment Activity:	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$334,640	19,704	965,029	52,537	11,774,125	697,377	831,243	10,200
Mortality and expense risk charges (note 2)	(340,749)	(27,102)	(1,294,517)	(84,002)	(3,770,902)	(795,523)	(2,074,888)	(2,030)

Net investment income (loss)	(6,109)	(7,398)	(329,488)	(31,465)	8,003,223	(98,146)	(1,243,645)	8,170
Realized gain (loss) on investments	(434,834)	(66,393)	3,627,784	887,739	(738,782)	3,696,692	17,660,227	(436)
Change in unrealized gain (loss) on investments	(2,047,133)	(126,687)	(11,707,956)	(561,414)	(2,616,701)	(1,107,981)	(27,654,527)	(20,471)

Net gain (loss) on investments	(2,481,967)	(193,080)	(8,080,172)	326,325	(3,355,483)	2,588,711	(9,994,300)	(20,907)

Reinvested capital gains	6,795	550	20,699	-	-	1,026,205	10,023,416	31,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,481,281)	(199,928)	(8,388,961)	294,860	4,647,740	3,516,770	(1,214,529)	18,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB
Reinvested dividends	$257,151	1,254,125	6,471,274	2,064,066	9,640	7,820	97	2,170,268
Mortality and expense risk charges (note 2)	(164,877)	(686,337)	(1,367,323)	(1,277,537)	(747)	(959)	(60)	(2,132,863)

Net investment income (loss)	92,274	567,788	5,103,951	786,529	8,893	6,861	37	37,405
Realized gain (loss) on investments	20,521	44,986	(46,237)	263,612	(3)	1,767	(14)	(2,156,361)
Change in unrealized gain (loss) on investments	(1,079,351)	(9,446,782)	(5,484,541)	(861,280)	(15,235)	(10,971)	(1,751)	893,115

Net gain (loss) on investments	(1,058,830)	(9,401,796)	(5,530,778)	(597,668)	(15,238)	(9,204)	(1,765)	(1,263,246)

Reinvested capital gains	-	-	-	62,958	3,193	-	2,729	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(966,556)	(8,834,008)	(426,827)	251,819	(3,152)	(2,343)	1,001	(1,225,841)

Investment Activity:	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB
Reinvested dividends	$-	60	103	-	95,572	13,450	719,805	1,439,104
Mortality and expense risk charges (note 2)	(200)	(173)	(197)	(56,631)	(378,445)	(55,732)	(469,492)	(367,814)

Net investment income (loss)	(200)	(113)	(94)	(56,631)	(282,873)	(42,282)	250,313	1,071,290
Realized gain (loss) on investments	837	(10)	387	613,293	2,382,359	(8,920)	(652,213)	(1,542,568)
Change in unrealized gain (loss) on investments	92	2	818	(878,023)	55,126	(546,890)	2,703,540	2,037,038

Net gain (loss) on investments	929	(8)	1,205	(264,730)	2,437,485	(555,810)	2,051,327	494,470

Reinvested capital gains	-	-	-	316,299	-	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$729	(121)	1,111	(5,062)	2,154,612	(569,412)	2,301,640	1,565,760

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,834,096	848,778	8,181	105,259	1,295,236	72,921	497,778	-
Mortality and expense risk charges (note 2)	(1,964,119)	(1,038,255)	(3,657)	(168,436)	(3,540,228)	(104,464)	(1,247,090)	(131,790)

Net investment income (loss)	(130,023)	(189,477)	4,524	(63,177)	(2,244,992)	(31,543)	(749,312)	(131,790)
Realized gain (loss) on investments	9,121,368	1,363,370	1,046	293,555	15,958,612	1,082,513	9,451,915	1,226,176
Change in unrealized gain (loss) on investments	(14,693,530)	(4,819,236)	(76,504)	692,655	(43,059)	(1,450,421)	(11,650,160)	(743,028)

Net gain (loss) on investments	(5,572,162)	(3,455,866)	(75,458)	986,210	15,915,553	(367,908)	(2,198,245)	483,148

Reinvested capital gains	7,482,645	4,465,888	14,398	254,435	4,553,688	1,171,536	11,048,196	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,780,460	820,545	(56,536)	1,177,468	18,224,249	772,085	8,100,639	351,358

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$61,564	379,674	2,575,683	521,544	4,212,373	6,224,189	188	103,185
Mortality and expense risk charges (note 2)	(17,976)	(143,875)	(821,006)	(397,558)	(6,305,202)	(4,600,236)	(235)	(31,869)

Net investment income (loss)	43,588	235,799	1,754,677	123,986	(2,092,829)	1,623,953	(47)	71,316
Realized gain (loss) on investments	(14,474)	(64,183)	(243,935)	(689,073)	452,161	(185,097)	50	(37,417)
Change in unrealized gain (loss) on investments	(9,212)	(66,706)	(2,318,907)	577,148	(1,715,394)	5,790,508	(23,381)	(434,150)

Net gain (loss) on investments	(23,686)	(130,889)	(2,562,842)	(111,925)	(1,263,233)	5,605,411	(23,331)	(471,567)

Reinvested capital gains	-	-	-	65,496	-	-	-	93,809

Net increase (decrease) in contract owners’ equity resulting from operations	$19,902	104,910	(808,165)	77,557	(3,356,062)	7,229,364	(23,378)	(306,442)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS
Reinvested dividends	$11,104	36,083	3,018	17,854	-	4,331	442	-
Mortality and expense risk charges (note 2)	(888)	(40,290)	(4,757)	(31,708)	(97,183)	(6,200)	(866)	(140,188)

Net investment income (loss)	10,216	(4,207)	(1,739)	(13,854)	(97,183)	(1,869)	(424)	(140,188)
Realized gain (loss) on investments	2,309	234,451	(14,098)	167,838	817,744	10,447	1,001	55,220
Change in unrealized gain (loss) on investments	(1,009)	(2,759)	(8,853)	(29,688)	(371,157)	33,063	(25,979)	568,126

Net gain (loss) on investments	1,300	231,692	(22,951)	138,150	446,587	43,510	(24,978)	623,346

Reinvested capital gains	-	-	-	45,811	-	-	40,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,516	227,485	(24,690)	170,107	349,404	41,641	15,362	483,158

Investment Activity:	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	-	596,579	141,114	45,943	88,029	7,481	29,959
Mortality and expense risk charges (note 2)	(2,609,825)	(551,330)	(155,714)	(353,202)	(693,758)	(22,430)	(4,365)	(16,112)

Net investment income (loss)	(2,609,825)	(551,330)	440,865	(212,088)	(647,815)	65,599	3,116	13,847
Realized gain (loss) on investments	13,148,772	1,362,544	(478,344)	495,716	255,261	18,922	837	15,893
Change in unrealized gain (loss) on investments	17,828,289	(8,381,140)	(757,670)	(3,916,514)	(8,642,585)	(186,432)	(16,159)	(36,009)

Net gain (loss) on investments	30,977,061	(7,018,596)	(1,236,014)	(3,420,798)	(8,387,324)	(167,510)	(15,322)	(20,116)

Reinvested capital gains	15,911,115	-	953,451	3,221,490	-	305,249	35,438	126,331

Net increase (decrease) in contract owners’ equity resulting from operations	$44,278,351	(7,569,926)	158,302	(411,396)	(9,035,139)	203,338	23,232	120,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$1,164,766	4,794,063	-	25	32,764	312,754	519,449	74,416
Mortality and expense risk charges (note 2)	(4,071,284)	(1,510,678)	(746,740)	(55)	(12,028)	(122,929)	(200,220)	(30,485)

Net investment income (loss)	(2,906,518)	3,283,385	(746,740)	(30)	20,736	189,825	319,229	43,931
Realized gain (loss) on investments	2,907,294	797,564	432,323	(8)	17,696	137,922	202,093	97,232
Change in unrealized gain (loss) on investments	(48,329,041)	(4,957,742)	686,121	325	(132,541)	(1,336,423)	(1,934,557)	(369,643)

Net gain (loss) on investments	(45,421,747)	(4,160,178)	1,118,444	317	(114,845)	(1,198,501)	(1,732,464)	(272,411)

Reinvested capital gains	30,873,775	723,263	2,685,829	210	185,753	2,141,346	3,495,394	482,098

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,454,490)	(153,530)	3,057,533	497	91,644	1,132,670	2,082,159	253,618

Investment Activity:	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4
Reinvested dividends	$-	176	-	28	4,144	-	-	-
Mortality and expense risk charges (note 2)	(561)	(4,117)	(928,095)	(87)	(3,797)	(680)	(245,377)	(434,427)

Net investment income (loss)	(561)	(3,941)	(928,095)	(59)	347	(680)	(245,377)	(434,427)
Realized gain (loss) on investments	4,627	38,164	1,529,867	534	204	4,407	15,576,515	20,487,298
Change in unrealized gain (loss) on investments	(9,455)	(7,372)	(8,101,898)	(148)	12,130	(11,359)	(15,474,133)	(20,382,840)

Net gain (loss) on investments	(4,828)	30,792	(6,572,031)	386	12,334	(6,952)	102,382	104,458

Reinvested capital gains	4,980	-	5,602,650	-	-	8,453	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(409)	26,851	(1,897,476)	327	12,681	821	(142,995)	(329,969)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3
Reinvested dividends	$-	-	-	1,969,887	67,350	224,518	496,654	386,171
Mortality and expense risk charges (note 2)	(88,146)	(351,871)	(631,228)	(423,732)	(62,123)	(275,533)	(100,312)	(143,694)

Net investment income (loss)	(88,146)	(351,871)	(631,228)	1,546,155	5,227	(51,015)	396,342	242,477
Realized gain (loss) on investments	1,300,629	28,423,031	5,000,151	(951,779)	1,272,494	2,115,256	7,325,305	12,361,169
Change in unrealized gain (loss) on investments	(1,827,193)	(27,292,100)	(3,834,961)	1,851,623	(1,864,675)	(4,053,704)	(7,368,866)	(12,399,149)

Net gain (loss) on investments	(526,564)	1,130,931	1,165,190	899,844	(592,181)	(1,938,448)	(43,561)	(37,980)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(614,710)	779,060	533,962	2,445,999	(586,954)	(1,989,463)	352,781	204,497

Investment Activity:	GVDIV3	GVDIV6	ACVVS1
Reinvested dividends	$117,994	1,548,729	-
Mortality and expense risk charges (note 2)	(21,000)	(322,698)	(9)

Net investment income (loss)	96,994	1,226,031	(9)
Realized gain (loss) on investments	730,786	12,666,771	75
Change in unrealized gain (loss) on investments	(880,426)	(14,646,375)	(440)

Net gain (loss) on investments	(149,640)	(1,979,604)	(365)

Reinvested capital gains	-	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,646)	(753,573)	(78)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALMCS		ALVDAA		ALVDAB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$58,858,452	7,715,260	(5,461)	(4,628)	258	26	(168,792)	(74,385)
Realized gain (loss) on investments	901,337,010	457,179,594	32,714	53,544	439	1	77,847	46,184
Change in unrealized gain (loss) on investments	(522,380,386)	4,797,378,405	6,746	85,118	(2,617)	845	(132,648)	474,949
Reinvested capital gains	1,040,952,118	510,501,962	-	-	3,495	53	483,628	20,576

Net increase (decrease) in contract owners’ equity resulting from operations	1,478,767,194	5,772,775,221	33,999	134,034	1,575	925	260,035	467,324

Equity transactions:
Purchase payments received from contract owners (note 3)	5,994,771,754	5,436,211,476	-	-	58,880	14,588	7,208,310	5,735,930
Transfers between funds	-	-	(44,573)	54,912	36,092	79	512,020	435,150
Redemptions (note 3)	(3,546,526,710)	(3,376,288,511)	(18,801)	(45,395)	-	-	(396,872)	(353,794)
Annuity benefits	(1,478,079)	(1,499,588)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(294,565,413)	(239,707,518)	(7)	(16)	-	-	(258)	(36)
Contingent deferred sales charges (note 2)	(18,813,647)	(16,694,003)	-	-	-	-	(2,291)	(9,161)
Adjustments to maintain reserves	(245,425)	586,925	8	(28)	(8)	3	(208)	(146)

Net equity transactions	2,133,142,480	1,802,608,781	(63,373)	9,473	94,964	14,670	7,320,701	5,807,943

Net change in contract owners’ equity	3,611,909,674	7,575,384,002	(29,374)	143,507	96,539	15,595	7,580,736	6,275,267
Contract owners’ equity beginning of period	41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

Contract owners’ equity end of period	$45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

CHANGES IN UNITS:
Beginning units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701
Units purchased	807,633,872	791,386,600	949	3,523	12,468	1,477	746,967	604,526
Units redeemed	(583,592,424)	(604,009,209)	(4,239)	(3,167)	(3,725)	-	(97,274)	(58,734)

Ending units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIP1		AFGF		AFHY		AVPAP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,194	175	17,405	(15,332)	35,960	71,171	(9,888,365)	1,011,605
Realized gain (loss) on investments	(52)	(163)	327,086	428,230	714	(57,618)	1,156,667	608
Change in unrealized gain (loss) on investments	(1,536)	(1,029)	(63,086)	2,491,862	(22,974)	64,792	19,422,245	25,889,242
Reinvested capital gains	1,768	-	604,783	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,374	(1,017)	886,188	2,904,760	13,700	78,345	10,690,547	26,901,455

Equity transactions:
Purchase payments received from contract owners (note 3)	110,156	47,011	2,839	6,896	933	925	402,389,134	343,125,655
Transfers between funds	41,124	443	(176,482)	(151,341)	(166,981)	(370,390)	4,932,056	14,344,843
Redemptions (note 3)	-	-	(478,745)	(1,102,274)	(20,538)	(269,057)	(10,464,015)	(1,440,996)
Annuity benefits	-	-	(832)	(734)	(1,483)	(1,466)	-	-
Contract maintenance charges (note 2)	(202)	-	(2,799)	(2,974)	(397)	(463)	(4,771,899)	(254,152)
Contingent deferred sales charges (note 2)	-	-	(42)	-	-	-	(281,526)	(15,258)
Adjustments to maintain reserves	(4)	52	497	641	906	887	3,079	132,590

Net equity transactions	151,074	47,506	(655,564)	(1,249,786)	(187,560)	(639,564)	391,806,829	355,892,682

Net change in contract owners’ equity	152,448	46,489	230,624	1,654,974	(173,860)	(561,219)	402,497,376	382,794,137
Contract owners’ equity beginning of period	46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

Contract owners’ equity end of period	$198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950	798,451,750	395,954,374

CHANGES IN UNITS:
Beginning units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941
Units purchased	16,221	5,600	266	142	33,816	22,536	35,218,055	32,178,187
Units redeemed	(115)	(488)	(6,043)	(13,120)	(36,728)	(34,183)	(2,558,555)	(498,013)

Ending units	21,218	5,112	106,861	112,638	21,295	24,207	65,640,615	32,981,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AFGC		MLVGA3		CHSMM		DWVVLS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$148	(4,432)	2,632,396	(704,864)	(86,728)	(104,494)	3,148	(288)
Realized gain (loss) on investments	7,696	7,558	662,941	480,806	-	-	3,706	15
Change in unrealized gain (loss) on investments	26,881	(71,289)	(31,989,850)	14,078,873	-	-	47,229	16,146
Reinvested capital gains	-	26,579	28,815,036	9,798,344	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,725	(41,584)	120,523	23,653,159	(86,728)	(104,494)	54,083	15,873

Equity transactions:
Purchase payments received from contract owners (note 3)	193	189	98,681,601	82,385,180	46,986	2,836,160	354,886	208,814
Transfers between funds	22,866	(44,934)	4,247,634	6,940,473	377,462	(2,013,499)	3,077	1,022
Redemptions (note 3)	(69,197)	(100,998)	(17,562,728)	(15,600,032)	(1,154,983)	(1,835,791)	(7,307)	-
Annuity benefits	(222)	(229)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(516)	(563)	(12,703)	(11,198)	(525)	(454)	(795)	-
Contingent deferred sales charges (note 2)	-	-	(45,051)	(61,059)	-	-	-	-
Adjustments to maintain reserves	170	151	(959)	(850)	39	31	(11)	(3)

Net equity transactions	(46,706)	(146,384)	85,307,794	73,652,514	(731,021)	(1,013,553)	349,850	209,833

Net change in contract owners’ equity	(11,981)	(187,968)	85,428,317	97,305,673	(817,749)	(1,118,047)	403,933	225,706
Contract owners’ equity beginning of period	907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

Contract owners’ equity end of period	$895,799	907,780	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

CHANGES IN UNITS:
Beginning units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-
Units purchased	1,219	5	7,925,924	7,335,827	581,830	834,216	30,361	19,345
Units redeemed	(2,539)	(4,160)	(2,256,303)	(2,124,228)	(646,725)	(932,422)	(2,038)	(7)

Ending units	25,113	26,433	22,411,842	16,742,221	884,847	949,742	47,661	19,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSIFS		DSRG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(189,294)	(24,022)	973,982	1,113,828	(15,544)	162,694	(117,176)	(29,513)
Realized gain (loss) on investments	196,838	11,101	10,605,917	9,910,408	14,423,911	(170,702)	2,985,516	2,926,256
Change in unrealized gain (loss) on investments	(226,368)	442,070	12,616,970	46,211,129	1,946,132	38,379,903	(912,297)	8,831,655
Reinvested capital gains	900,002	-	2,808,528	2,506,810	1,996,926	1,637,024	3,132,187	-

Net increase (decrease) in contract owners’ equity resulting from operations	681,178	429,149	27,005,397	59,742,175	18,351,425	40,008,919	5,088,230	11,728,398

Equity transactions:
Purchase payments received from contract owners (note 3)	12,473,991	3,525,717	3,577,023	3,383,204	2,791,706	18,998,381	606,204	522,695
Transfers between funds	5,896,091	1,844,177	(680,279)	(1,345,935)	(10,746,799)	(2,905,774)	54,131	(524,461)
Redemptions (note 3)	(1,013,870)	(103,744)	(26,826,517)	(29,323,740)	(14,587,289)	(12,547,913)	(4,886,571)	(5,203,285)
Annuity benefits	-	-	(61,395)	(64,468)	(3,855)	(9,216)	(3,553)	(3,065)
Contract maintenance charges (note 2)	(33,750)	(2,633)	(106,876)	(115,326)	(513,453)	(460,382)	(28,521)	(30,371)
Contingent deferred sales charges (note 2)	(3,316)	(259)	(16,601)	(16,713)	(63,940)	(48,911)	(2,046)	(2,364)
Adjustments to maintain reserves	(2,564)	(114)	1,862	1,352	(285)	(2,471)	158	164

Net equity transactions	17,316,582	5,263,144	(24,112,783)	(27,481,626)	(23,123,915)	3,023,714	(4,260,198)	(5,240,687)

Net change in contract owners’ equity	17,997,760	5,692,293	2,892,614	32,260,549	(4,772,490)	43,032,633	828,032	6,487,711
Contract owners’ equity beginning of period	5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

Contract owners’ equity end of period	$23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

CHANGES IN UNITS:
Beginning units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555
Units purchased	2,065,110	528,282	194,615	277,105	929,920	2,172,981	41,450	35,511
Units redeemed	(662,371)	(61,951)	(734,728)	(1,004,323)	(1,936,092)	(1,966,283)	(155,263)	(205,992)

Ending units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		FRESS2		GVGMNS		HVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$156,568	1,458	7,628	1,912	(91,590)	(33,335)	96,343	25,381
Realized gain (loss) on investments	(184,376)	(1)	1,326	(8)	40,819	94,586	274,761	130,038
Change in unrealized gain (loss) on investments	(330,314)	148	47,377	(12,851)	132,579	77,371	(1,659,296)	2,056,941
Reinvested capital gains	-	44	32,853	5,681	53,322	107,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(358,122)	1,649	89,184	(5,266)	135,130	246,539	(1,288,192)	2,212,360

Equity transactions:
Purchase payments received from contract owners (note 3)	6,887,454	53,406	466,339	136,764	2,405,349	3,911,123	1,985,325	3,763,473
Transfers between funds	14,931,802	113,701	(18,107)	-	(77,701)	205,536	328,939	(481,022)
Redemptions (note 3)	(726,660)	-	(1,606)	-	(431,861)	(310,482)	(524,132)	(243,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(661)	-	-	-	(287)	(173)	(116,720)	(86,813)
Contingent deferred sales charges (note 2)	(1,181)	-	-	-	(1,708)	(1,190)	(6,140)	(3,677)
Adjustments to maintain reserves	73	(5)	1	(4)	(105)	(80)	(336)	(2,099)

Net equity transactions	21,090,827	167,102	446,627	136,760	1,893,687	3,804,734	1,666,936	2,945,885

Net change in contract owners’ equity	20,732,705	168,751	535,811	131,494	2,028,817	4,051,273	378,744	5,158,245
Contract owners’ equity beginning of period	168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

Contract owners’ equity end of period	$20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	14,796,809	14,418,065

CHANGES IN UNITS:
Beginning units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015
Units purchased	3,327,980	16,659	44,975	14,671	236,087	464,144	330,856	508,846
Units redeemed	(1,244,850)	-	(2,002)	-	(70,410)	(113,937)	(191,740)	(245,885)

Ending units	2,099,789	16,659	57,644	14,671	571,852	406,175	1,319,092	1,179,976

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(372,883)	(388,658)	(171,369)	(44,237)	(349,201)	(310,757)	(610)	554
Realized gain (loss) on investments	2,722,764	2,725,402	128,021	208,939	1,630,076	758,259	20	-
Change in unrealized gain (loss) on investments	(5,502,579)	5,653,487	(1,087,995)	340,386	18,425	6,164,921	(4,821)	(963)
Reinvested capital gains	1,855,175	-	1,285,549	346,153	-	-	9,770	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	(1,297,523)	7,990,231	154,206	851,241	1,299,300	6,612,423	4,359	696

Equity transactions:
Purchase payments received from contract owners (note 3)	3,704,991	7,305,046	5,376,524	4,480,847	225,372	266,163	153,142	50,612
Transfers between funds	(3,321,738)	1,424,464	413,990	466,305	(739,239)	(2,383,083)	994	45
Redemptions (note 3)	(1,772,220)	(1,708,809)	(425,544)	(141,614)	(2,683,558)	(2,213,082)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(247,847)	(209,718)	(33,676)	(13,725)	(113,296)	(111,876)	-	-
Contingent deferred sales charges (note 2)	(31,101)	(12,474)	(6,161)	(1,231)	(7,746)	(9,227)	-	-
Adjustments to maintain reserves	(560)	(592)	(296)	(287)	(507)	(697)	3	(3)

Net equity transactions	(1,668,475)	6,797,917	5,324,837	4,790,295	(3,318,974)	(4,451,802)	154,139	50,654

Net change in contract owners’ equity	(2,965,998)	14,788,148	5,479,043	5,641,536	(2,019,674)	2,160,621	158,498	51,350
Contract owners’ equity beginning of period	37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

Contract owners’ equity end of period	$34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

CHANGES IN UNITS:
Beginning units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-
Units purchased	590,399	1,392,881	541,104	598,210	298,275	201,402	14,990	5,179
Units redeemed	(689,732)	(921,884)	(127,916)	(180,304)	(547,767)	(600,453)	(80)	-

Ending units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JPMMV1		JABS		JAMGS		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(84,431)	(55,858)	17,657	69,225	(316)	(13)	(2,228,907)	(1,390,583)
Realized gain (loss) on investments	1,594,624	1,686,455	451,439	149,145	62	1	12,761,228	4,567,792
Change in unrealized gain (loss) on investments	(421,908)	1,652,493	4,922	1,191,795	7,876	892	(47,364,159)	34,285,389
Reinvested capital gains	859,135	131,580	282,873	516,142	2,926	-	46,390,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,947,420	3,414,670	756,891	1,926,307	10,548	880	9,558,351	37,462,598

Equity transactions:
Purchase payments received from contract owners (note 3)	483,093	921,795	134,807	210,806	111,515	9,311	7,313,347	15,364,826
Transfers between funds	(21,207)	3,150,496	(267,926)	(416,953)	(77)	-	(13,469,286)	(19,975,289)
Redemptions (note 3)	(2,206,307)	(1,913,966)	(942,414)	(1,846,160)	-	-	(13,089,099)	(13,295,180)
Annuity benefits	-	-	(11,853)	(7,125)	-	-	-	-
Contract maintenance charges (note 2)	(4,086)	(3,987)	(604)	(862)	(33)	-	(705,650)	(672,673)
Contingent deferred sales charges (note 2)	(1,084)	(2,947)	(92)	(1,650)	-	-	(52,011)	(80,328)
Adjustments to maintain reserves	(96)	(89)	2,660	(10,964)	(7)	(2)	(1,418)	(1,544)

Net equity transactions	(1,749,687)	2,151,302	(1,085,422)	(2,072,908)	111,398	9,309	(20,004,117)	(18,660,188)

Net change in contract owners’ equity	197,733	5,565,972	(328,531)	(146,601)	121,946	10,189	(10,445,766)	18,802,410
Contract owners’ equity beginning of period	15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

Contract owners’ equity end of period	$16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	149,625,246	160,071,012

CHANGES IN UNITS:
Beginning units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781
Units purchased	148,906	370,462	33,520	44,723	8,905	836	882,831	1,659,468
Units redeemed	(225,797)	(262,057)	(80,408)	(153,722)	(36)	-	(1,778,459)	(2,662,455)

Ending units	629,150	706,041	481,380	528,268	9,705	836	6,633,166	7,528,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		LZREMS		MIGSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(472,048)	(315,960)	3,137,493	1,213,360	136,885	532	(94,240)	(91,058)
Realized gain (loss) on investments	2,176,828	597,188	(1,420,670)	(2,069,784)	32,386	50	608,640	642,307
Change in unrealized gain (loss) on investments	(1,257,409)	6,050,615	(16,890,457)	9,834,302	(1,675,881)	(433)	(265,392)	1,229,361
Reinvested capital gains	1,873,001	-	5,170,275	-	96,352	237	432,016	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	2,320,372	6,331,843	(10,003,359)	8,977,878	(1,410,258)	386	681,024	2,029,157

Equity transactions:
Purchase payments received from contract owners (note 3)	9,539,097	5,110,060	6,482,051	5,299,807	8,650,115	40,961	139,338	40,831
Transfers between funds	90,314	656,395	(1,077,134)	(7,585,908)	5,655,271	(498)	(258,019)	(248,098)
Redemptions (note 3)	(2,260,800)	(2,155,791)	(8,418,224)	(10,227,262)	(237,718)	-	(1,303,313)	(1,726,890)
Annuity benefits	(582)	(511)	(13,182)	(13,857)	-	-	-	-
Contract maintenance charges (note 2)	(4,215)	(3,948)	(13,407)	(16,584)	(138)	-	(754)	(841)
Contingent deferred sales charges (note 2)	(6,603)	(7,338)	(22,555)	(52,971)	(377)	-	(274)	(874)
Adjustments to maintain reserves	(321)	(1,181)	(362)	(991)	(121)	(6)	(185)	(249)

Net equity transactions	7,356,890	3,597,686	(3,062,813)	(12,597,766)	14,067,032	40,457	(1,423,207)	(1,936,121)

Net change in contract owners’ equity	9,677,262	9,929,529	(13,066,172)	(3,619,888)	12,656,774	40,843	(742,183)	93,036
Contract owners’ equity beginning of period	27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

Contract owners’ equity end of period	$36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843	7,570,883	8,313,066

CHANGES IN UNITS:
Beginning units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417
Units purchased	1,992,176	1,092,301	608,654	696,916	1,584,097	4,179	13,735	28,899
Units redeemed	(1,374,912)	(756,057)	(849,845)	(1,383,362)	(209,342)	(50)	(77,563)	(130,245)

Ending units	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129	315,243	379,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDSC		MVUSC		MVFSC		MVIVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(348,675)	(246,926)	1,153	152	(908,981)	(2,113,899)	422,809	(131,537)
Realized gain (loss) on investments	939,368	641,061	367	1	24,276,723	19,077,934	1,816,506	1,612,253
Change in unrealized gain (loss) on investments	(7,402,779)	4,081,575	(1,552)	480	(4,518,031)	81,399,828	(3,271,951)	22,062,036
Reinvested capital gains	4,576,880	159,903	2,785	161	11,748,958	1,059,286	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,235,206)	4,635,613	2,753	794	30,598,669	99,423,149	(1,032,636)	23,542,752

Equity transactions:
Purchase payments received from contract owners (note 3)	6,616,098	8,371,076	15,857	20,189	27,963,946	28,527,711	28,148,030	26,965,050
Transfers between funds	(5,368,251)	9,912,066	72,971	-	(14,469,598)	(11,372,458)	11,137,685	16,495,681
Redemptions (note 3)	(1,265,413)	(1,501,842)	-	-	(43,942,454)	(36,940,464)	(8,110,808)	(4,529,997)
Annuity benefits	-	-	-	-	(14,253)	(12,343)	-	-
Contract maintenance charges (note 2)	(56,686)	(28,015)	-	-	(1,828,264)	(1,674,348)	(903,449)	(710,182)
Contingent deferred sales charges (note 2)	(9,323)	(1,288)	-	-	(124,789)	(153,372)	(82,139)	(31,438)
Adjustments to maintain reserves	(511)	(439)	-	(4)	(1,375)	(718)	(680)	(896)

Net equity transactions	(84,086)	16,751,558	88,828	20,185	(32,416,787)	(21,625,992)	30,188,639	38,188,218

Net change in contract owners’ equity	(2,319,292)	21,387,171	91,581	20,979	(1,818,118)	77,797,157	29,156,003	61,730,970
Contract owners’ equity beginning of period	23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

Contract owners’ equity end of period	$21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821	168,757,596	139,601,593

CHANGES IN UNITS:
Beginning units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051
Units purchased	866,526	2,041,879	7,758	1,989	2,759,897	3,404,031	3,913,398	4,591,826
Units redeemed	(878,428)	(603,586)	(199)	-	(4,064,509)	(4,434,763)	(1,895,996)	(1,779,606)

Ending units	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092	11,397,673	9,380,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVFI		MSVF2		MSEM		MSEMB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$22,729	29,524	229,065	321,627	101,267	78,587	30,347	23,229
Realized gain (loss) on investments	16,820	23,585	468,577	322,236	1,426	42,029	1,866	9,855
Change in unrealized gain (loss) on investments	46,111	(74,772)	208,486	(1,018,539)	(75,222)	(479,013)	(29,801)	(142,321)
Reinvested capital gains	-	-	-	-	18,455	36,234	5,746	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	85,660	(21,663)	906,128	(374,676)	45,926	(322,163)	8,158	(98,024)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,296	15,399	31,660	56,855	(6)	337	132,772	8,000
Transfers between funds	1,399,248	(136,517)	367,219	(709,138)	(69,106)	(146,216)	(6,975)	(83,396)
Redemptions (note 3)	(85,350)	(133,801)	(1,882,161)	(1,871,482)	(290,609)	(394,339)	(84,266)	(66,145)
Annuity benefits	-	-	(6,999)	(7,383)	-	-	-	-
Contract maintenance charges (note 2)	(323)	(355)	(22,227)	(22,152)	(1,280)	(1,534)	(116)	(163)
Contingent deferred sales charges (note 2)	(45)	(307)	(1,092)	(3,606)	(13)	(46)	(1)	(11)
Adjustments to maintain reserves	(37)	(65)	(315)	(309)	44	(51)	(70)	(49)

Net equity transactions	1,333,789	(255,646)	(1,513,915)	(2,557,215)	(360,970)	(541,849)	41,344	(141,764)

Net change in contract owners’ equity	1,419,449	(277,309)	(607,787)	(2,931,891)	(315,044)	(864,012)	49,502	(239,788)
Contract owners’ equity beginning of period	1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

Contract owners’ equity end of period	$2,562,783	1,143,334	15,019,032	15,626,819	2,214,822	2,529,866	815,841	766,339

CHANGES IN UNITS:
Beginning units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884
Units purchased	143,526	8,059	265,809	164,111	-	21	16,453	858
Units redeemed	(40,252)	(28,945)	(386,074)	(375,835)	(13,584)	(20,502)	(6,848)	(6,660)

Ending units	197,375	94,101	1,156,982	1,277,247	85,072	98,656	44,687	35,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		MSVRE		MSVREB		NAMAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,393)	1,634	28	(121)	(4)	(21)	1,370,824	-
Realized gain (loss) on investments	340	4,230	1,864	1,565	152	12	216	-
Change in unrealized gain (loss) on investments	18,822	(7,673)	5,653	(1,166)	876	38	(713,034)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,769	(1,809)	7,545	278	1,024	29	658,006	-

Equity transactions:
Purchase payments received from contract owners (note 3)	54,402	36,361	-	184	(377)	(210)	184,133,541	-
Transfers between funds	127,018	(11,191)	-	(184)	(410)	242	2,164,106	-
Redemptions (note 3)	(6,006)	(1,019)	-	-	-	(32)	(436,741)	-
Annuity benefits	-	-	(6,509)	(9,312)	(500)	(468)	-	-
Contract maintenance charges (note 2)	(13)	(1)	-	-	2	(1)	(7,782)	-
Contingent deferred sales charges (note 2)	(16)	-	-	-	-	-	(2,399)	-
Adjustments to maintain reserves	2	(19)	858	3,808	(34)	2	(17)	-

Net equity transactions	175,387	24,131	(5,651)	(5,504)	(1,319)	(467)	185,850,708	-

Net change in contract owners’ equity	193,156	22,322	1,894	(5,226)	(295)	(438)	186,508,714	-
Contract owners’ equity beginning of period	82,016	59,694	29,133	34,359	4,376	4,814	-	-

Contract owners’ equity end of period	$275,172	82,016	31,027	29,133	4,081	4,376	186,508,714	-

CHANGES IN UNITS:
Beginning units	8,643	6,184	-	-	27	27	-	-
Units purchased	22,364	8,962	-	12	-	28	19,164,901	-
Units redeemed	(5,315)	(6,503)	-	(12)	(27)	(28)	(390,100)	-

Ending units	25,692	8,643	-	-	-	27	18,774,801	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NAMGI2		NVAMV1		NVAMV2		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$173,386	-	367,621	251,186	533,622	242,761	(28,017,348)	(9,878,200)
Realized gain (loss) on investments	(809)	-	2,092,315	1,956,272	7,687,272	5,051,318	16,730,114	10,231,221
Change in unrealized gain (loss) on investments	61,030	-	(2,489,375)	10,623,314	(8,762,082)	32,294,637	174,411,995	836,203,892
Reinvested capital gains	-	-	6,164,475	1,003,134	18,844,783	3,084,906	8,046,845	1,052,405

Net increase (decrease) in contract owners’ equity resulting from operations	233,607	-	6,135,036	13,833,906	18,303,595	40,673,622	171,171,606	837,609,318

Equity transactions:
Purchase payments received from contract owners (note 3)	21,276,968	-	1,272,310	901,161	13,052,832	10,640,647	444,256,128	452,044,967
Transfers between funds	255,223	-	431,834	(201,272)	(3,892,605)	(5,213,674)	61,585,453	88,656,793
Redemptions (note 3)	(50,753)	-	(6,638,123)	(8,406,233)	(20,005,361)	(17,238,167)	(266,007,318)	(225,531,992)
Annuity benefits	-	-	(4,557)	(4,021)	(23,369)	(20,571)	(20,372)	(7,475)
Contract maintenance charges (note 2)	-	-	(20,181)	(21,562)	(694,642)	(624,230)	(46,739,903)	(39,268,844)
Contingent deferred sales charges (note 2)	(89)	-	(3,795)	(9,289)	(81,087)	(75,006)	(2,313,764)	(2,111,203)
Adjustments to maintain reserves	(43)	-	1,261	530	(1,363)	(1,523)	2,137	(207)

Net equity transactions	21,481,306	-	(4,961,251)	(7,740,686)	(11,645,595)	(12,532,524)	190,762,361	273,782,039

Net change in contract owners’ equity	21,714,913	-	1,173,785	6,093,220	6,658,000	28,141,098	361,933,967	1,111,391,357
Contract owners’ equity beginning of period	-	-	55,025,478	48,932,258	170,943,231	142,802,133	4,915,538,754	3,804,147,397

Contract owners’ equity end of period	$21,714,913	-	56,199,263	55,025,478	177,601,231	170,943,231	5,277,472,721	4,915,538,754

CHANGES IN UNITS:
Beginning units	-	-	2,696,763	3,121,609	8,531,980	9,244,748	352,795,401	331,857,633
Units purchased	2,229,274	-	178,449	137,357	1,735,984	1,659,063	47,802,139	62,015,267
Units redeemed	(85,487)	-	(407,686)	(562,203)	(2,297,794)	(2,371,831)	(34,337,750)	(41,077,499)

Ending units	2,143,787	-	2,467,526	2,696,763	7,970,170	8,531,980	366,259,790	352,795,401

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,188,798)	4,134,690	(1,697,538)	(1,879,078)	(3,715,998)	(3,242,229)	(13,275,403)	(7,846,368)
Realized gain (loss) on investments	2,375,634	357,522	2,330,212	304,128	2,142,219	(1,392,479)	60,342,372	18,777,719
Change in unrealized gain (loss) on investments	40,356,593	(61,671,830)	(61,252)	41,606,303	22,797,673	69,808,562	89,714,927	383,090,590
Reinvested capital gains	15,194,522	429,639	-	-	-	-	17,195,120	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,737,951	(56,749,979)	571,422	40,031,353	21,223,894	65,173,854	153,977,016	394,021,941

Equity transactions:
Purchase payments received from contract owners (note 3)	278,721,804	281,696,970	42,466,658	33,354,606	73,541,118	55,861,759	337,172,403	328,793,812
Transfers between funds	29,099,141	165,847,527	(4,335,173)	(3,093,553)	(15,506,884)	(10,169,335)	(75,266,251)	(132,755,812)
Redemptions (note 3)	(91,640,033)	(107,438,108)	(16,656,228)	(11,052,750)	(27,100,315)	(19,440,978)	(101,294,208)	(110,562,160)
Annuity benefits	(47,309)	(36,367)	(5,549)	(8,048)	(6,092)	(5,601)	(19,405)	(6,175)
Contract maintenance charges (note 2)	(15,003,754)	(11,181,264)	(910,762)	(767,570)	(1,191,441)	(1,043,726)	(15,636,418)	(11,612,915)
Contingent deferred sales charges (note 2)	(1,000,632)	(716,442)	(130,826)	(70,403)	(177,330)	(100,222)	(1,071,159)	(731,503)
Adjustments to maintain reserves	1,708	(1,285)	(754)	5,512	(1,207)	(1,294)	1,157	(1,386)

Net equity transactions	200,130,925	328,171,031	20,427,366	18,367,794	29,557,849	25,100,603	143,886,119	73,123,861

Net change in contract owners’ equity	253,868,876	271,421,052	20,998,788	58,399,147	50,781,743	90,274,457	297,863,135	467,145,802
Contract owners’ equity beginning of period	1,507,999,686	1,236,578,634	200,984,293	142,585,146	317,072,144	226,797,687	1,724,591,166	1,257,445,364

Contract owners’ equity end of period	$1,761,868,562	1,507,999,686	221,983,081	200,984,293	367,853,887	317,072,144	2,022,454,301	1,724,591,166

CHANGES IN UNITS:
Beginning units	135,018,265	106,649,138	13,261,501	11,903,007	23,231,955	21,178,621	141,379,875	135,436,985
Units purchased	39,321,455	49,887,834	3,914,058	3,895,861	6,838,787	6,301,206	35,498,465	41,035,996
Units redeemed	(21,919,608)	(21,518,707)	(2,541,675)	(2,537,367)	(4,690,882)	(4,247,872)	(24,195,131)	(35,093,106)

Ending units	152,420,112	135,018,265	14,633,884	13,261,501	25,379,860	23,231,955	152,683,209	141,379,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GEM2		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,044,593	257,166	(7,340)	(225)	(158,564)	(5,217)	206,728	(227)
Realized gain (loss) on investments	64,072	(153,370)	104,892	1,547	233,390	(33,438)	26,578	1,577
Change in unrealized gain (loss) on investments	(3,501,442)	200,290	(456,285)	(2,075)	(2,809,615)	24,363	(969,062)	8,943
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,392,777)	304,086	(358,733)	(753)	(2,734,789)	(14,292)	(735,756)	10,293

Equity transactions:
Purchase payments received from contract owners (note 3)	5,390,738	(115)	216,562	-	6,217,527	-	344,395	56,408
Transfers between funds	64,087,672	(202,153)	13,819,023	68,304	59,208,188	(44,791)	24,315,236	(764)
Redemptions (note 3)	(6,570,634)	(1,007,410)	(1,749,956)	(27,089)	(3,776,115)	(103,410)	(1,614,288)	(2,297)
Annuity benefits	(302)	(311)	(2,240)	(558)	(1,537)	-	(3,213)	-
Contract maintenance charges (note 2)	(3,413)	(721)	(4,337)	(105)	(2,895)	(281)	(5,845)	(27)
Contingent deferred sales charges (note 2)	(28,703)	(374)	(2,470)	-	(9,810)	(10)	(766)	-
Adjustments to maintain reserves	(574)	(65)	1,939	(253)	(615)	(34)	20,256	(46)

Net equity transactions	62,874,784	(1,211,149)	12,278,521	40,299	61,634,743	(148,526)	23,055,775	53,274

Net change in contract owners’ equity	61,482,007	(907,063)	11,919,788	39,546	58,899,954	(162,818)	22,320,019	63,567
Contract owners’ equity beginning of period	5,139,688	6,046,751	249,072	209,526	924,616	1,087,434	101,582	38,015

Contract owners’ equity end of period	$66,621,695	5,139,688	12,168,860	249,072	59,824,570	924,616	22,421,601	101,582

CHANGES IN UNITS:
Beginning units	255,684	317,408	14,366	8,617	28,105	32,659	8,336	3,168
Units purchased	5,581,827	657	674,713	6,957	2,371,315	-	1,772,647	5,412
Units redeemed	(2,505,762)	(62,381)	(110,558)	(1,208)	(344,582)	(4,554)	(142,561)	(244)

Ending units	3,331,749	255,684	578,521	14,366	2,054,838	28,105	1,638,422	8,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$692,621	(265,362)	(394,853)	(270,888)	(261,455)	(217,238)	(14,607)	(12,787)
Realized gain (loss) on investments	921,024	856,710	3,810,006	3,100,663	2,569,130	1,174,613	559,104	217,622
Change in unrealized gain (loss) on investments	(2,699,156)	3,345,706	(12,614,582)	21,948,594	(5,892,663)	8,335,590	(341,829)	699,071
Reinvested capital gains	-	-	13,354,869	3,368,774	5,023,291	1,441,113	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,085,511)	3,937,054	4,155,440	28,147,143	1,438,303	10,734,078	202,668	903,906

Equity transactions:
Purchase payments received from contract owners (note 3)	6,165,229	3,144,175	762,769	820,469	400,014	2,956,992	212,900	184,872
Transfers between funds	6,157,350	(288,273)	(3,015,654)	(359,220)	(5,138,146)	954,184	(1,149,948)	585,572
Redemptions (note 3)	(2,870,429)	(1,644,743)	(8,901,463)	(10,085,648)	(2,911,169)	(1,785,782)	(371,183)	(268,877)
Annuity benefits	-	-	(11,188)	(10,256)	-	-	-	-
Contract maintenance charges (note 2)	(166,392)	(126,503)	(33,274)	(35,831)	(208,049)	(200,966)	(973)	(1,098)
Contingent deferred sales charges (note 2)	(26,716)	(11,000)	(1,954)	(3,816)	(16,044)	(15,317)	(6,645)	(579)
Adjustments to maintain reserves	(464)	(546)	123	1,009	(511)	(584)	(64)	(73)

Net equity transactions	9,258,578	1,073,110	(11,200,641)	(9,673,293)	(7,873,905)	1,908,527	(1,315,913)	499,817

Net change in contract owners’ equity	8,173,067	5,010,164	(7,045,201)	18,473,850	(6,435,602)	12,642,605	(1,113,245)	1,403,723
Contract owners’ equity beginning of period	29,543,767	24,533,603	88,961,115	70,487,265	36,797,573	24,154,968	3,790,960	2,387,237

Contract owners’ equity end of period	$37,716,834	29,543,767	81,915,914	88,961,115	30,361,971	36,797,573	2,677,715	3,790,960

CHANGES IN UNITS:
Beginning units	3,288,584	3,157,577	7,038,080	7,916,101	2,987,351	2,768,451	271,583	234,137
Units purchased	1,857,996	867,070	97,692	451,250	248,034	1,706,303	79,163	191,742
Units redeemed	(839,851)	(736,063)	(974,591)	(1,329,271)	(889,102)	(1,487,403)	(175,061)	(154,296)

Ending units	4,306,729	3,288,584	6,161,181	7,038,080	2,346,283	2,987,351	175,685	271,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,306,874)	(1,620,160)	290,583	(106,615)	17,781,484	2,950,030	26,795,631	1,198,870
Realized gain (loss) on investments	24,903,697	8,279,074	933,506	1,095,950	6,465,329	4,075,094	67,415,036	20,706,640
Change in unrealized gain (loss) on investments	(10,727,335)	44,612,301	(2,214,646)	6,397,680	(20,605,886)	166,116,441	(99,726,233)	374,973,405
Reinvested capital gains	-	-	2,525,526	870,113	51,066,330	38,377,324	95,586,860	76,079,358

Net increase (decrease) in contract owners’ equity resulting from operations	12,869,488	51,271,215	1,534,969	8,257,128	54,707,257	211,518,889	90,071,294	472,958,273

Equity transactions:
Purchase payments received from contract owners (note 3)	5,941,690	6,907,233	16,799,491	12,436,169	274,623,378	322,091,395	77,341,783	91,646,044
Transfers between funds	(19,955,839)	(9,038,284)	(225,744)	1,529,630	(10,701,229)	(14,371,945)	19,053,552	54,730,284
Redemptions (note 3)	(27,143,258)	(21,691,893)	(3,546,740)	(5,071,473)	(107,038,566)	(124,515,141)	(150,554,848)	(80,050,061)
Annuity benefits	(7,255)	(6,555)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(761,325)	(751,996)	(4,174)	(3,756)	(19,094,307)	(15,071,262)	(29,995,449)	(27,081,457)
Contingent deferred sales charges (note 2)	(74,711)	(107,582)	(19,403)	(28,945)	(1,245,207)	(864,871)	(1,228,799)	(1,036,355)
Adjustments to maintain reserves	(1,114)	(307)	(323)	(298)	(1,250)	(1,166)	(1,298)	(1,085)

Net equity transactions	(42,001,812)	(24,689,384)	13,003,107	8,861,327	136,542,819	167,267,010	(85,385,059)	38,207,370

Net change in contract owners’ equity	(29,132,324)	26,581,831	14,538,076	17,118,455	191,250,076	378,785,899	4,686,235	511,165,643
Contract owners’ equity beginning of period	178,984,950	152,403,119	45,281,166	28,162,711	1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441

Contract owners’ equity end of period	$149,852,626	178,984,950	59,819,242	45,281,166	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084

CHANGES IN UNITS:
Beginning units	13,130,785	15,266,456	3,708,333	2,931,734	159,209,883	145,128,586	237,108,265	233,768,591
Units purchased	2,146,418	2,908,543	1,863,388	1,777,959	28,580,380	40,492,172	15,401,714	17,803,307
Units redeemed	(5,223,673)	(5,044,214)	(791,456)	(1,001,360)	(17,671,090)	(26,410,875)	(22,308,455)	(14,463,633)

Ending units	10,053,530	13,130,785	4,780,265	3,708,333	170,119,173	159,209,883	230,201,524	237,108,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,753,773	1,277,114	25,519,851	3,945,715	3,392,791	(614,970)	7,172,979	1,920,682
Realized gain (loss) on investments	5,735,819	9,223,433	52,889,239	5,146,672	18,895,905	21,939,837	11,580,525	10,364,249
Change in unrealized gain (loss) on investments	(19,729,786)	2,142,758	(61,562,198)	308,281,833	(43,977,377)	39,571,554	(19,689,141)	42,004,293
Reinvested capital gains	22,107,362	11,557,662	68,768,783	64,898,963	33,079,037	16,755,205	21,975,973	16,216,497

Net increase (decrease) in contract owners’ equity resulting from operations	12,867,168	24,200,967	85,615,675	382,273,183	11,390,356	77,651,626	21,040,336	70,505,721

Equity transactions:
Purchase payments received from contract owners (note 3)	56,164,864	97,636,457	102,757,302	358,969,982	31,807,624	28,834,701	86,347,767	105,311,415
Transfers between funds	(544,234)	(85,749,712)	(644,561)	16,790,228	(2,201,208)	(14,429,598)	(19,654,367)	(29,068,116)
Redemptions (note 3)	(59,260,330)	(53,003,467)	(138,665,930)	(98,600,078)	(46,869,260)	(53,566,208)	(45,622,651)	(35,901,260)
Annuity benefits	(1,945)	-	(4,591)	-	-	-	(23,752)	(9,686)
Contract maintenance charges (note 2)	(7,635,767)	(7,295,056)	(28,255,430)	(23,404,140)	(2,115,849)	(2,097,125)	(8,108,310)	(7,129,959)
Contingent deferred sales charges (note 2)	(606,071)	(583,882)	(1,309,185)	(1,134,181)	(209,771)	(173,142)	(504,361)	(397,898)
Adjustments to maintain reserves	(918)	(889)	(6,617)	(1,696)	(608)	(716)	(980)	(482)

Net equity transactions	(11,884,401)	(48,996,549)	(66,129,012)	252,620,115	(19,589,072)	(41,432,088)	12,433,346	32,804,014

Net change in contract owners’ equity	982,767	(24,795,582)	19,486,663	634,893,298	(8,198,716)	36,219,538	33,473,682	103,309,735
Contract owners’ equity beginning of period	736,273,959	761,069,541	2,881,167,187	2,246,273,889	405,457,133	369,237,595	826,489,010	723,179,275

Contract owners’ equity end of period	$737,256,726	736,273,959	2,900,653,850	2,881,167,187	397,258,417	405,457,133	859,962,692	826,489,010

CHANGES IN UNITS:
Beginning units	63,620,813	67,968,499	234,566,759	212,166,284	33,028,201	36,890,388	68,643,015	65,866,801
Units purchased	12,689,991	17,149,770	17,162,791	42,906,460	4,163,830	6,136,201	9,696,272	13,198,941
Units redeemed	(13,736,293)	(21,497,456)	(22,441,810)	(20,505,985)	(5,753,756)	(9,998,388)	(8,662,293)	(10,422,727)

Ending units	62,574,511	63,620,813	229,287,740	234,566,759	31,438,275	33,028,201	69,676,994	68,643,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCBD1		NVCBD2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,870	21,552	850,621	809,960	444,034	58,510	(227,018)	(31,828)
Realized gain (loss) on investments	(19,689)	20,174	1,566,087	1,578,539	63,242	183,148	5,723,922	3,205,948
Change in unrealized gain (loss) on investments	39,514	(177,322)	931,369	(7,867,022)	1,250,482	(3,026,690)	8,168,552	29,966,606
Reinvested capital gains	-	25,848	-	1,172,463	-	1,032,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,695	(109,748)	3,348,077	(4,306,060)	1,757,758	(1,753,002)	13,665,456	33,140,726

Equity transactions:
Purchase payments received from contract owners (note 3)	72,367	34,348	6,223,677	7,137,891	9,436,453	6,571,751	1,388,722	1,452,780
Transfers between funds	1,269,354	(376,476)	220,288	2,506,537	6,499,531	149,119	(779,712)	(1,505,311)
Redemptions (note 3)	(311,263)	(536,412)	(17,663,776)	(14,175,679)	(2,989,702)	(3,009,953)	(14,770,629)	(16,439,106)
Annuity benefits	-	-	(6,637)	(7,009)	-	-	(67,818)	(68,900)
Contract maintenance charges (note 2)	(664)	(853)	(519,743)	(494,674)	(389,497)	(308,915)	(76,911)	(83,309)
Contingent deferred sales charges (note 2)	(322)	(1,429)	(47,467)	(59,901)	(22,855)	(18,012)	(3,522)	(5,617)
Adjustments to maintain reserves	(70)	(46)	(872)	(1,091)	(606)	(547)	(77,007)	18,807

Net equity transactions	1,029,402	(880,868)	(11,794,530)	(5,093,926)	12,533,324	3,383,443	(14,386,877)	(16,630,656)

Net change in contract owners’ equity	1,107,097	(990,616)	(8,446,453)	(9,399,986)	14,291,082	1,630,441	(721,421)	16,510,070
Contract owners’ equity beginning of period	2,298,921	3,289,537	110,008,519	119,408,505	50,288,214	48,657,773	136,279,120	119,769,050

Contract owners’ equity end of period	$3,406,018	2,298,921	101,562,066	110,008,519	64,579,296	50,288,214	135,557,699	136,279,120

CHANGES IN UNITS:
Beginning units	190,072	263,240	9,372,371	9,816,211	3,944,916	3,683,753	1,835,389	2,096,623
Units purchased	164,202	77,840	2,721,337	2,313,571	1,895,362	1,180,426	30,969	38,235
Units redeemed	(82,710)	(151,008)	(3,725,283)	(2,757,411)	(935,658)	(919,263)	(230,345)	(299,469)

Ending units	271,564	190,072	8,368,425	9,372,371	4,904,620	3,944,916	1,636,013	1,835,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF2		GBF		CAF		CAF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,068,661)	(990,787)	1,243,595	1,180,058	(348,878)	(223,760)	(480,979)	(175,207)
Realized gain (loss) on investments	18,691,833	7,066,711	(6,162,769)	(4,448,056)	2,584,183	2,735,912	1,653,582	885,970
Change in unrealized gain (loss) on investments	(3,628,055)	32,748,740	13,765,658	(19,824,332)	1,178,771	5,910,351	2,720,110	6,764,634
Reinvested capital gains	-	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,995,117	38,824,664	8,846,484	(19,318,146)	3,414,076	8,422,503	3,892,713	7,475,397

Equity transactions:
Purchase payments received from contract owners (note 3)	3,206,870	3,647,592	6,812,460	10,231,676	671,931	649,735	9,408,961	8,682,256
Transfers between funds	(7,478,757)	(9,988,532)	(4,090,011)	(2,886,217)	174,454	(809,564)	2,226,525	(11,698)
Redemptions (note 3)	(26,852,490)	(21,843,158)	(44,066,396)	(49,915,208)	(3,652,979)	(4,084,927)	(1,268,274)	(743,922)
Annuity benefits	(5,335)	(5,008)	(20,547)	(24,283)	(5,386)	(4,122)	-	-
Contract maintenance charges (note 2)	(606,481)	(615,149)	(1,066,711)	(1,063,931)	(24,402)	(26,234)	(259,585)	(206,139)
Contingent deferred sales charges (note 2)	(64,198)	(99,930)	(92,107)	(167,967)	(4,255)	(977)	(20,417)	(7,338)
Adjustments to maintain reserves	(894)	(481)	(6,380)	(93)	855	402	(493)	(414)

Net equity transactions	(31,801,285)	(28,904,666)	(42,529,692)	(43,826,023)	(2,839,782)	(4,275,687)	10,086,717	7,712,745

Net change in contract owners’ equity	(17,806,168)	9,919,998	(33,683,208)	(63,144,169)	574,294	4,146,816	13,979,430	15,188,142
Contract owners’ equity beginning of period	158,840,588	148,920,590	305,366,571	368,510,740	36,342,616	32,195,800	38,538,816	23,350,674

Contract owners’ equity end of period	$141,034,420	158,840,588	271,683,363	305,366,571	36,916,910	36,342,616	52,518,246	38,538,816

CHANGES IN UNITS:
Beginning units	8,102,028	9,811,244	20,054,696	22,621,715	1,371,740	1,556,489	2,980,072	2,300,514
Units purchased	1,442,603	1,033,041	4,425,391	5,643,291	58,379	39,125	1,393,431	1,286,149
Units redeemed	(3,053,431)	(2,742,257)	(7,535,816)	(8,210,310)	(159,373)	(223,874)	(654,276)	(606,591)

Ending units	6,491,200	8,102,028	16,944,271	20,054,696	1,270,746	1,371,740	3,719,227	2,980,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,604	-	584,006	381,290	(349,304)	(567,842)	3,316,789	3,232,168
Realized gain (loss) on investments	23	-	563,031	458,755	3,418,498	(11,494,309)	2,687,824	2,185,469
Change in unrealized gain (loss) on investments	(5,591)	-	(4,211,539)	3,698,239	4,007,471	63,244,804	23,259,766	82,777,928
Reinvested capital gains	-	-	-	-	-	-	4,291,243	8,256,324

Net increase (decrease) in contract owners’ equity resulting from operations	(3,964)	-	(3,064,502)	4,538,284	7,076,665	51,182,653	33,555,622	96,451,889

Equity transactions:
Purchase payments received from contract owners (note 3)	59,343	-	10,940,722	7,647,946	19,434,532	11,518,233	197,296,101	247,414,093
Transfers between funds	2,050	-	1,262,261	1,658,893	(2,398,773)	(4,732,314)	1,124,375	12,212,086
Redemptions (note 3)	-	-	(2,171,205)	(1,480,400)	(44,563,246)	(54,480,804)	(41,293,780)	(37,109,984)
Annuity benefits	-	-	-	-	(11,715)	(20,996)	-	-
Contract maintenance charges (note 2)	-	-	(123,909)	(94,335)	(32,444)	(36,810)	(10,707,331)	(7,698,160)
Contingent deferred sales charges (note 2)	-	-	(8,043)	(9,638)	(28,636)	(86,733)	(583,682)	(474,632)
Adjustments to maintain reserves	(3)	-	(500)	(564)	(41,710)	610	(875)	(881)

Net equity transactions	61,390	-	9,899,326	7,721,902	(27,641,992)	(47,838,814)	145,834,808	214,342,522

Net change in contract owners’ equity	57,426	-	6,834,824	12,260,186	(20,565,327)	3,343,839	179,390,430	310,794,411
Contract owners’ equity beginning of period	-	-	32,543,493	20,283,307	232,733,212	229,389,373	1,036,338,855	725,544,444

Contract owners’ equity end of period	$57,426	-	39,378,317	32,543,493	212,167,885	232,733,212	1,215,729,285	1,036,338,855

CHANGES IN UNITS:
Beginning units	-	-	3,121,010	2,316,939	10,396,960	12,793,695	69,467,461	54,359,537
Units purchased	5,570	-	1,699,522	1,442,782	1,860,247	1,594,424	16,261,501	21,624,561
Units redeemed	(41)	-	(718,972)	(638,711)	(3,105,604)	(3,991,159)	(6,645,641)	(6,516,637)

Ending units	5,529	-	4,101,560	3,121,010	9,151,603	10,396,960	79,083,321	69,467,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,228,885	3,644,209	1,861,983	1,493,927	3,771,030	4,034,040	762,978	(384,928)
Realized gain (loss) on investments	18,582,065	9,321,882	11,274,517	7,107,584	36,346,371	11,964,272	9,893,006	3,147,074
Change in unrealized gain (loss) on investments	10,154,439	182,261,572	(17,887,030)	2,751,459	56,426,681	348,297,316	25,300,394	215,946,893
Reinvested capital gains	20,674,964	19,732,678	20,662,922	10,375,117	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,640,353	214,960,341	15,912,392	21,728,087	96,544,082	364,295,628	35,956,378	218,709,039

Equity transactions:
Purchase payments received from contract owners (note 3)	42,414,017	61,212,142	53,942,691	83,482,597	101,117,267	284,295,285	35,629,825	42,233,587
Transfers between funds	14,024,647	34,778,146	(21,476,900)	(17,228,242)	(19,304,990)	(6,580,057)	(26,102,382)	(47,142,995)
Redemptions (note 3)	(55,409,035)	(28,552,558)	(59,190,835)	(67,742,399)	(284,587,314)	(263,704,911)	(178,920,050)	(223,472,867)
Annuity benefits	(1,897)	-	(964)	(11,591)	(67,929)	(104,019)	(14,713)	(5,053)
Contract maintenance charges (note 2)	(15,938,616)	(14,290,387)	(6,420,457)	(6,040,452)	(19,276,316)	(16,046,645)	(4,269,051)	(4,327,301)
Contingent deferred sales charges (note 2)	(543,438)	(440,261)	(590,382)	(744,318)	(991,382)	(1,027,922)	(276,514)	(514,099)
Adjustments to maintain reserves	(628)	(544)	(941)	(893)	(1,779)	(752)	(2,788)	(42,136)

Net equity transactions	(15,454,950)	52,706,538	(33,737,788)	(8,285,298)	(223,112,443)	(3,169,021)	(173,955,673)	(233,270,864)

Net change in contract owners’ equity	37,185,403	267,666,879	(17,825,396)	13,442,789	(126,568,361)	361,126,607	(137,999,295)	(14,561,825)
Contract owners’ equity beginning of period	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990	1,165,132,937	1,179,694,762

Contract owners’ equity end of period	$1,487,796,624	1,450,611,221	667,796,025	685,621,421	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937

CHANGES IN UNITS:
Beginning units	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138	55,228,742	67,732,226
Units purchased	6,348,438	9,093,441	9,987,756	15,032,910	16,421,758	30,209,511	6,552,498	10,395,702
Units redeemed	(7,260,876)	(5,675,429)	(12,415,086)	(15,675,088)	(28,524,081)	(29,955,056)	(14,786,685)	(22,899,186)

Ending units	84,721,057	85,633,495	47,834,340	50,261,670	143,660,270	155,762,593	46,994,555	55,228,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,425,320	1,421,339	(542,688)	(410,225)	(9,320,251)	(9,526,813)	46,959	-
Realized gain (loss) on investments	4,581,533	3,206,608	2,942,590	1,385,769	-	-	(37,070)	-
Change in unrealized gain (loss) on investments	3,557,303	54,108,601	936,634	28,255,830	-	-	(2,637,380)	-
Reinvested capital gains	16,181,522	10,241,697	7,387,306	3,139,647	-	-	1,732,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,745,678	68,978,245	10,723,842	32,371,021	(9,320,251)	(9,526,813)	(894,724)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	64,664,278	98,468,182	20,952,672	16,050,164	212,668,788	215,193,806	215,496	-
Transfers between funds	3,749,465	(25,500,751)	(1,574,505)	(5,295,212)	140,594,086	92,501,936	35,105,375	-
Redemptions (note 3)	(72,180,347)	(88,828,435)	(13,725,232)	(12,026,235)	(341,393,163)	(346,859,803)	(2,795,723)	-
Annuity benefits	(52,094)	(74,848)	(16,116)	(15,185)	(86,781)	(81,947)	(5,077)	-
Contract maintenance charges (note 2)	(6,347,982)	(5,408,355)	(387,867)	(343,703)	(1,728,824)	(1,579,480)	(7,961)	-
Contingent deferred sales charges (note 2)	(419,497)	(530,759)	(70,565)	(27,604)	(392,061)	(426,416)	(887)	-
Adjustments to maintain reserves	(10,149)	356	(755)	(704)	(1,555)	2,431	3,885	-

Net equity transactions	(10,596,326)	(21,874,610)	5,177,632	(1,658,479)	9,660,490	(41,249,473)	32,515,108	-

Net change in contract owners’ equity	16,149,352	47,103,635	15,901,474	30,712,542	340,239	(50,776,286)	31,620,384	-
Contract owners’ equity beginning of period	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653	-	-

Contract owners’ equity end of period	$858,198,052	842,048,700	152,346,903	136,445,429	619,515,606	619,175,367	31,620,384	-

CHANGES IN UNITS:
Beginning units	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551	-	-
Units purchased	8,236,209	12,243,873	1,242,842	1,279,981	81,223,048	89,949,596	3,579,328	-
Units redeemed	(8,849,674)	(13,816,001)	(1,085,589)	(1,359,546)	(80,539,200)	(93,965,995)	(326,473)	-

Ending units	52,322,609	52,936,074	4,963,956	4,806,703	52,507,000	51,823,152	3,252,855	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$795,120	(1,073,553)	39,811	-	512,172	3,043	(89,719)	(55,639)
Realized gain (loss) on investments	14,118,060	8,188,246	(17,354)	-	(356,814)	(50,857)	933,284	628,432
Change in unrealized gain (loss) on investments	(26,591,132)	21,276,909	(472,369)	-	(6,960,813)	136,627	(705,247)	1,555,286
Reinvested capital gains	7,808,288	-	-	-	-	-	753,866	727,199

Net increase (decrease) in contract owners’ equity resulting from operations	(3,869,664)	28,391,602	(449,912)	-	(6,805,455)	88,813	892,184	2,855,278

Equity transactions:
Purchase payments received from contract owners (note 3)	5,577,747	4,916,851	53,581	-	3,047,706	-	160,044	242,336
Transfers between funds	(647,179)	(7,524,019)	4,900,800	-	67,219,019	-	(638,043)	373,589
Redemptions (note 3)	(25,860,547)	(21,852,449)	(424,942)	-	(4,211,029)	(86,340)	(1,197,187)	(1,425,747)
Annuity benefits	(2,933)	(2,875)	-	-	(1,128)	-	(2,166)	(1,915)
Contract maintenance charges (note 2)	(759,448)	(752,829)	(1,020)	-	(313,428)	(48)	(4,522)	(5,050)
Contingent deferred sales charges (note 2)	(62,350)	(107,512)	(865)	-	(15,932)	(1)	(1,799)	(3,007)
Adjustments to maintain reserves	(1,061)	(604)	(48)	-	15,449	(29)	219	173

Net equity transactions	(21,755,771)	(25,323,437)	4,527,506	-	65,740,657	(86,418)	(1,683,454)	(819,621)

Net change in contract owners’ equity	(25,625,435)	3,068,165	4,077,594	-	58,935,202	2,395	(791,270)	2,035,657
Contract owners’ equity beginning of period	164,345,189	161,277,024	-	-	519,923	517,528	11,228,754	9,193,097

Contract owners’ equity end of period	$138,719,754	164,345,189	4,077,594	-	59,455,125	519,923	10,437,484	11,228,754

CHANGES IN UNITS:
Beginning units	15,025,508	17,611,397	-	-	30,305	35,976	831,103	904,873
Units purchased	3,025,246	2,506,966	509,483	-	4,712,729	-	109,425	196,058
Units redeemed	(5,041,387)	(5,092,855)	(57,652)	-	(827,753)	(5,671)	(231,844)	(269,828)

Ending units	13,009,367	15,025,508	451,831	-	3,915,281	30,305	708,684	831,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,665,562)	(1,314,223)	(5,623)	3,365	(349,814)	(175,528)	(2,545,327)	(2,514,259)
Realized gain (loss) on investments	7,654,588	7,953,860	401,558	347,603	3,875,318	2,597,079	11,028,170	11,119,281
Change in unrealized gain (loss) on investments	(4,922,472)	17,856,229	(452,873)	597,484	(4,765,139)	10,501,690	(27,291,596)	37,480,023
Reinvested capital gains	8,828,520	8,372,121	467,036	205,263	7,154,250	2,857,534	23,316,178	13,715,129

Net increase (decrease) in contract owners’ equity resulting from operations	9,895,074	32,867,987	410,098	1,153,715	5,914,615	15,780,775	4,507,425	59,800,174

Equity transactions:
Purchase payments received from contract owners (note 3)	10,339,499	8,659,496	164,487	77,937	13,157,972	10,206,456	2,024,324	1,944,092
Transfers between funds	(6,500,096)	(4,500,155)	347,312	1,025,148	(734,091)	(715,869)	(4,488,324)	(4,118,396)
Redemptions (note 3)	(16,710,534)	(15,239,081)	(872,160)	(641,691)	(6,115,391)	(6,001,839)	(20,237,071)	(22,846,176)
Annuity benefits	(15,258)	(13,112)	-	-	-	-	(24,320)	(24,199)
Contract maintenance charges (note 2)	(435,691)	(420,515)	(1,557)	(1,448)	(294,495)	(234,449)	(94,484)	(102,833)
Contingent deferred sales charges (note 2)	(46,633)	(59,343)	(92)	(1,040)	(32,475)	(22,018)	(3,239)	(6,301)
Adjustments to maintain reserves	(1,253)	(1,251)	(90)	(79)	(762)	(856)	4,378	5,725

Net equity transactions	(13,369,966)	(11,573,961)	(362,100)	458,827	5,980,758	3,231,425	(22,818,736)	(25,148,088)

Net change in contract owners’ equity	(3,474,892)	21,294,026	47,998	1,612,542	11,895,373	19,012,200	(18,311,311)	34,652,086
Contract owners’ equity beginning of period	127,673,167	106,379,141	4,820,743	3,208,201	67,465,993	48,453,793	207,294,431	172,642,345

Contract owners’ equity end of period	$124,198,275	127,673,167	4,868,741	4,820,743	79,361,366	67,465,993	188,983,120	207,294,431

CHANGES IN UNITS:
Beginning units	9,742,636	10,753,793	320,482	284,923	5,423,937	5,175,853	14,421,413	16,471,475
Units purchased	1,831,749	2,135,881	89,499	172,007	2,004,424	1,853,462	204,661	235,016
Units redeemed	(2,850,546)	(3,147,038)	(113,220)	(136,448)	(1,544,386)	(1,605,378)	(1,820,266)	(2,285,078)

Ending units	8,723,839	9,742,636	296,761	320,482	5,883,975	5,423,937	12,805,808	14,421,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,993,029)	(2,060,024)	283	41	(247,610)	(882,704)	(90,191)	(86,942)
Realized gain (loss) on investments	9,981,324	12,582,195	95	1	15,922,544	15,813,550	397,717	344,030
Change in unrealized gain (loss) on investments	(21,267,597)	19,591,119	(2,307)	258	(41,514,698)	53,762,384	(1,220,129)	1,727,694
Reinvested capital gains	15,526,527	9,235,792	5,073	162	69,321,363	12,969,050	929,035	375,867

Net increase (decrease) in contract owners’ equity resulting from operations	2,247,225	39,349,082	3,144	462	43,481,599	81,662,280	16,432	2,360,649

Equity transactions:
Purchase payments received from contract owners (note 3)	6,728,047	4,899,027	17,686	3,500	10,953,714	6,893,216	79,943	264,629
Transfers between funds	(1,662,315)	(10,747,040)	(142)	(53)	(1,926,074)	(8,193,614)	(658,374)	(707,959)
Redemptions (note 3)	(18,957,242)	(16,135,056)	(753)	-	(37,747,280)	(35,672,300)	(605,661)	(869,566)
Annuity benefits	(4,020)	(3,565)	-	-	(5,208)	(3,682)	(2,713)	(2,479)
Contract maintenance charges (note 2)	(535,624)	(526,312)	(29)	-	(580,842)	(562,248)	(2,450)	(2,582)
Contingent deferred sales charges (note 2)	(49,257)	(70,606)	-	-	(55,200)	(76,477)	(393)	(2,556)
Adjustments to maintain reserves	(1,160)	(1,218)	(3)	(4)	(1,285)	(874)	(79)	(138)

Net equity transactions	(14,481,571)	(22,584,770)	16,759	3,443	(29,362,175)	(37,615,979)	(1,189,727)	(1,320,651)

Net change in contract owners’ equity	(12,234,346)	16,764,312	19,903	3,905	14,119,424	44,046,301	(1,173,295)	1,039,998
Contract owners’ equity beginning of period	135,720,139	118,955,827	3,905	-	301,049,158	257,002,857	7,648,776	6,608,778

Contract owners’ equity end of period	$123,485,793	135,720,139	23,808	3,905	315,168,582	301,049,158	6,475,481	7,648,776

CHANGES IN UNITS:
Beginning units	9,737,422	11,668,408	329	-	20,097,001	22,970,709	729,385	896,886
Units purchased	2,118,108	1,635,440	1,475	334	3,029,806	2,542,787	75,686	162,307
Units redeemed	(3,201,572)	(3,566,426)	(85)	(5)	(4,900,581)	(5,416,495)	(196,966)	(329,808)

Ending units	8,653,958	9,737,422	1,719	329	18,226,226	20,097,001	608,105	729,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(380,680)	(327,584)	(300,717)	(192,896)	(425,147)	(270,565)	(911,542)	(934,389)
Realized gain (loss) on investments	1,660,723	931,547	1,716,791	888,031	3,330,678	4,709,387	831,020	58,965
Change in unrealized gain (loss) on investments	(4,632,035)	5,304,918	(2,903,069)	11,375,974	(4,520,325)	5,126,121	(12,430,775)	26,470,463
Reinvested capital gains	3,531,895	1,202,349	3,389,801	-	3,304,920	-	11,848,900	-

Net increase (decrease) in contract owners’ equity resulting from operations	179,903	7,111,230	1,902,806	12,071,109	1,690,126	9,564,943	(662,397)	25,595,039

Equity transactions:
Purchase payments received from contract owners (note 3)	5,127,273	3,242,452	552,119	704,531	5,196,088	5,099,390	1,250,904	1,125,233
Transfers between funds	(1,203,713)	(1,181,868)	(3,222,267)	2,036,332	(2,632,436)	2,286,531	(1,936,271)	(1,533,820)
Redemptions (note 3)	(2,927,462)	(2,121,269)	(4,251,106)	(5,958,128)	(3,610,230)	(3,483,108)	(8,265,810)	(10,422,877)
Annuity benefits	(1,732)	(1,545)	(14,284)	(10,224)	(342)	(337)	(19,184)	(18,147)
Contract maintenance charges (note 2)	(67,219)	(53,206)	(13,278)	(14,615)	(68,916)	(63,558)	(30,661)	(33,859)
Contingent deferred sales charges (note 2)	(35,769)	(12,073)	(3,420)	(7,111)	(17,332)	(12,600)	(3,674)	(7,787)
Adjustments to maintain reserves	(658)	(663)	6,706	1,482	(835)	(534)	888	703

Net equity transactions	890,720	(128,172)	(6,945,530)	(3,247,733)	(1,134,003)	3,825,784	(9,003,808)	(10,890,554)

Net change in contract owners’ equity	1,070,623	6,983,058	(5,042,724)	8,823,376	556,123	13,390,727	(9,666,205)	14,704,485
Contract owners’ equity beginning of period	24,475,921	17,492,863	41,133,820	32,310,444	36,927,100	23,536,373	85,359,518	70,655,033

Contract owners’ equity end of period	$25,546,544	24,475,921	36,091,096	41,133,820	37,483,223	36,927,100	75,693,313	85,359,518

CHANGES IN UNITS:
Beginning units	1,124,666	1,133,372	1,227,066	1,335,920	1,171,234	1,031,471	1,570,642	1,793,384
Units purchased	464,558	482,851	42,695	192,481	321,255	644,489	48,217	55,137
Units redeemed	(430,098)	(491,557)	(249,645)	(301,335)	(359,256)	(504,726)	(199,891)	(277,879)

Ending units	1,159,126	1,124,666	1,020,116	1,227,066	1,133,233	1,171,234	1,418,968	1,570,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF2		MSBF		NVSTB2		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(711,537)	(648,748)	3,479,438	3,501,054	(607,872)	(344,783)	(2,325,507)	(1,985,008)
Realized gain (loss) on investments	3,106,957	4,214,308	1,814,311	2,941,631	249,795	205,999	16,804,023	13,659,202
Change in unrealized gain (loss) on investments	(10,393,530)	12,116,439	(1,262,611)	(11,224,554)	(925,509)	(1,169,640)	(26,781,572)	93,705,547
Reinvested capital gains	7,491,305	-	-	-	-	74,607	38,518,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	(506,805)	15,681,999	4,031,138	(4,781,869)	(1,283,586)	(1,233,817)	26,215,430	105,379,741

Equity transactions:
Purchase payments received from contract owners (note 3)	3,606,625	3,524,388	24,659,174	22,803,618	27,370,322	22,069,512	4,005,353	4,512,072
Transfers between funds	(2,137,776)	(4,736,453)	15,233,436	14,072,143	1,628,765	9,496,112	(5,617,021)	(9,092,842)
Redemptions (note 3)	(5,435,803)	(5,907,865)	(15,776,431)	(13,245,947)	(10,124,469)	(8,542,123)	(39,860,031)	(47,404,079)
Annuity benefits	(3,850)	(5,100)	(1,787)	(1,795)	(5,886)	(13,201)	(77,112)	(76,151)
Contract maintenance charges (note 2)	(107,093)	(98,695)	(1,477,239)	(1,138,439)	(642,588)	(412,572)	(144,274)	(155,154)
Contingent deferred sales charges (note 2)	(17,853)	(28,736)	(128,232)	(73,459)	(87,865)	(52,678)	(14,075)	(31,297)
Adjustments to maintain reserves	(790)	(482)	(1,098)	(791)	(861)	(898)	(2,138)	11,639

Net equity transactions	(4,096,540)	(7,252,943)	22,507,823	22,415,330	18,137,418	22,544,152	(41,709,298)	(52,235,812)

Net change in contract owners’ equity	(4,603,345)	8,429,056	26,538,961	17,633,461	16,853,832	21,310,335	(15,493,868)	53,143,929
Contract owners’ equity beginning of period	51,660,307	43,231,251	187,285,523	169,652,062	99,512,892	78,202,557	382,065,391	328,921,462

Contract owners’ equity end of period	$47,056,962	51,660,307	213,824,484	187,285,523	116,366,724	99,512,892	366,571,523	382,065,391

CHANGES IN UNITS:
Beginning units	1,735,362	2,003,112	12,261,303	10,834,509	9,506,940	7,363,429	18,014,768	20,923,729
Units purchased	259,224	377,098	4,241,112	4,174,434	5,338,208	5,027,590	359,893	398,115
Units redeemed	(399,857)	(644,848)	(2,816,212)	(2,747,640)	(3,604,940)	(2,884,079)	(2,274,274)	(3,307,076)

Ending units	1,594,729	1,735,362	13,686,203	12,261,303	11,240,208	9,506,940	16,100,387	18,014,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG2		NVTIV3		EIF		EIF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,547,385)	(2,386,287)	4,905,290	490,340	6,097	(184)	(494,719)	(2,455,142)
Realized gain (loss) on investments	14,993,348	11,098,516	5,645,407	6,615,865	1,841	44	12,844,815	11,034,670
Change in unrealized gain (loss) on investments	(21,289,559)	60,547,793	(43,065,341)	32,625,894	21,292	14,682	24,612	34,795,596
Reinvested capital gains	24,782,941	-	9,146,967	2,321,659	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,939,345	69,260,022	(23,367,677)	42,053,758	29,230	14,542	12,374,708	43,375,124

Equity transactions:
Purchase payments received from contract owners (note 3)	10,752,349	7,184,728	13,858,851	13,820,987	225,997	112,532	18,648,696	16,945,188
Transfers between funds	(9,545,302)	(11,701,855)	6,174,457	(19,077,264)	(3,804)	68,385	(8,202,758)	(473,094)
Redemptions (note 3)	(35,480,041)	(36,535,415)	(29,938,877)	(23,979,032)	(2,772)	(433)	(18,312,671)	(15,355,045)
Annuity benefits	(57,672)	(50,121)	(5,257)	(4,823)	-	-	(3,307)	(3,133)
Contract maintenance charges (note 2)	(268,036)	(248,796)	(1,719,605)	(1,627,060)	(190)	-	(934,082)	(810,502)
Contingent deferred sales charges (note 2)	(68,279)	(99,271)	(114,983)	(148,592)	-	-	(82,958)	(78,201)
Adjustments to maintain reserves	(408)	(1,660)	(906)	(843)	(17)	12	(1,440)	(1,204)

Net equity transactions	(34,667,389)	(41,452,390)	(11,746,320)	(31,016,627)	219,214	180,496	(8,888,520)	224,009

Net change in contract owners’ equity	(18,728,044)	27,807,632	(35,113,997)	11,037,131	248,444	195,038	3,486,188	43,599,133
Contract owners’ equity beginning of period	252,307,783	224,500,151	255,256,537	244,219,406	195,038	-	176,799,586	133,200,453

Contract owners’ equity end of period	$233,579,739	252,307,783	220,142,540	255,256,537	443,482	195,038	180,285,774	176,799,586

CHANGES IN UNITS:
Beginning units	12,147,466	14,521,525	15,771,695	17,866,204	16,278	-	7,694,919	7,739,216
Units purchased	1,606,264	1,472,739	3,403,697	3,282,504	18,324	16,317	1,835,589	2,261,456
Units redeemed	(3,247,003)	(3,846,798)	(4,163,270)	(5,377,013)	(552)	(39)	(2,224,509)	(2,305,753)

Ending units	10,506,727	12,147,466	15,012,122	15,771,695	34,050	16,278	7,305,999	7,694,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVRE2		NVLM2		NVLCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,002,812	40,710	1,412,053	(187,379)	8,358	109	712	-
Realized gain (loss) on investments	2,098,057	4,314,416	2,420,995	4,501,549	(121)	1	5	-
Change in unrealized gain (loss) on investments	(3,729,891)	(7,343,843)	(6,702,925)	(8,917,361)	(27,928)	1,281	(5,739)	-
Reinvested capital gains	15,325,475	4,251,930	23,870,535	5,319,244	8,575	124	4,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,696,453	1,263,213	21,000,658	716,053	(11,116)	1,515	(839)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	730,790	810,235	14,792,773	13,614,803	1,409,568	22,000	152,284	-
Transfers between funds	2,500,423	(4,082,111)	14,931,736	(766,798)	10,548	-	(10)	-
Redemptions (note 3)	(5,487,710)	(7,391,599)	(10,597,628)	(10,410,138)	(30,843)	-	-	-
Annuity benefits	(1,843)	(1,715)	(4,934)	(4,591)	-	-	-	-
Contract maintenance charges (note 2)	(20,479)	(23,168)	(6,547)	(7,079)	(223)	-	-	-
Contingent deferred sales charges (note 2)	(4,880)	(9,107)	(43,458)	(38,214)	-	-	-	-
Adjustments to maintain reserves	(134)	(56)	(916)	(760)	(1)	(5)	(4)	-

Net equity transactions	(2,283,833)	(10,697,521)	19,071,026	2,387,223	1,389,049	21,995	152,270	-

Net change in contract owners’ equity	12,412,620	(9,434,308)	40,071,684	3,103,276	1,377,933	23,510	151,431	-
Contract owners’ equity beginning of period	55,252,607	64,686,915	72,740,800	69,637,524	23,510	-	-	-

Contract owners’ equity end of period	$67,665,227	55,252,607	112,812,484	72,740,800	1,401,443	23,510	151,431	-

CHANGES IN UNITS:
Beginning units	4,873,879	5,802,593	6,586,101	6,374,471	2,099	-	-	-
Units purchased	535,958	303,386	3,844,681	2,730,415	132,347	2,099	13,189	-
Units redeemed	(716,558)	(1,232,100)	(2,344,679)	(2,518,785)	(8,767)	-	(1)	-

Ending units	4,693,279	4,873,879	8,086,103	6,586,101	125,679	2,099	13,188	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,102,387	2,323,260	5,056,389	1,088,418	1,049,403	1,347,511	1,140,070	772,647
Realized gain (loss) on investments	27,375	-	192,726	-	42,133	-	21,402	112
Change in unrealized gain (loss) on investments	(29,199,488)	7,081,125	(11,466,719)	2,327,503	(3,364,025)	4,086,980	(883,744)	2,007,421
Reinvested capital gains	11,774,061	1,772,943	6,212,963	797,309	1,172,681	133,058	530,349	214,369

Net increase (decrease) in contract owners’ equity resulting from operations	(6,295,665)	11,177,328	(4,641)	4,213,230	(1,099,808)	5,567,549	808,077	2,994,549

Equity transactions:
Purchase payments received from contract owners (note 3)	533,541,896	203,266,604	278,241,363	94,468,194	342,412,038	116,906,207	191,025,168	69,884,199
Transfers between funds	16,112,135	8,336,632	4,321,762	1,888,064	8,154,088	2,014,734	1,793,255	35,583
Redemptions (note 3)	(6,981,824)	(340,228)	(4,671,697)	(222,209)	(4,245,087)	(141,852)	(3,174,292)	(325,416)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,049,706)	(8,500)	(1,291,676)	(3,332)	(1,694,242)	(2,646)	(901,961)	(134)
Contingent deferred sales charges (note 2)	(157,510)	(5,064)	(172,707)	(4,179)	(54,806)	(1,908)	(55,125)	(5,597)
Adjustments to maintain reserves	(373)	(77)	(378)	(89)	(423)	(61)	(309)	(58)

Net equity transactions	539,464,618	211,249,367	276,426,667	96,126,449	344,571,568	118,774,474	188,686,736	69,588,577

Net change in contract owners’ equity	533,168,953	222,426,695	276,422,026	100,339,679	343,471,760	124,342,023	189,494,813	72,583,126
Contract owners’ equity beginning of period	222,426,695	-	100,339,679	-	124,342,023	-	72,583,126	-

Contract owners’ equity end of period	$755,595,648	222,426,695	376,761,705	100,339,679	467,813,783	124,342,023	262,077,939	72,583,126

CHANGES IN UNITS:
Beginning units	20,316,134	-	9,283,008	-	11,584,365	-	6,817,671	-
Units purchased	51,679,005	20,492,498	27,408,413	9,382,465	33,126,922	11,641,549	18,417,004	6,934,103
Units redeemed	(2,602,683)	(176,364)	(2,074,811)	(99,457)	(1,213,247)	(57,184)	(841,475)	(116,432)

Ending units	69,392,456	20,316,134	34,616,610	9,283,008	43,498,040	11,584,365	24,393,200	6,817,671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSIX2		GVEX2		NOTB4		NOTG4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,144)	58,956	1,050,353	482,024	(45,055)	(13,103)	(48,254)	(3,924)
Realized gain (loss) on investments	134,960	38,927	652,450	4,632	43,476	15,344	122,620	4,373
Change in unrealized gain (loss) on investments	(40,905)	619,805	8,828,854	2,577,644	(30,205)	109,985	(178,567)	300,359
Reinvested capital gains	820,710	-	-	-	71,892	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	856,621	717,688	10,531,657	3,064,300	40,108	112,226	(104,201)	300,808

Equity transactions:
Purchase payments received from contract owners (note 3)	12,254,561	6,135,626	91,568,835	30,585,994	6,005,026	5,452,418	4,088,039	4,260,262
Transfers between funds	2,420,070	2,381,476	26,194,743	10,376,117	283,255	(83,566)	(1,107,094)	19,314
Redemptions (note 3)	(564,126)	(161,162)	(3,250,380)	(312,974)	(338,897)	(418,616)	(56,086)	(42,904)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(24,898)	(1,741)	(77,421)	(11,486)	(260)	(7)	(58)	(3)
Contingent deferred sales charges (note 2)	(3,227)	(97)	(12,990)	(21)	(1,005)	(18,381)	(1,929)	-
Adjustments to maintain reserves	(377)	(75)	(605)	(155)	(97)	(44)	(95)	8

Net equity transactions	14,082,003	8,354,027	114,422,182	40,637,475	5,948,022	4,931,804	2,922,777	4,236,677

Net change in contract owners’ equity	14,938,624	9,071,715	124,953,839	43,701,775	5,988,130	5,044,030	2,818,576	4,537,485
Contract owners’ equity beginning of period	9,071,715	-	43,701,775	-	5,328,079	284,049	4,688,876	151,391

Contract owners’ equity end of period	$24,010,339	9,071,715	168,655,614	43,701,775	11,316,209	5,328,079	7,507,452	4,688,876

CHANGES IN UNITS:
Beginning units	723,265	-	3,743,803	-	496,927	28,003	402,119	14,748
Units purchased	1,461,556	814,374	10,966,174	3,996,319	628,398	542,655	369,990	391,628
Units redeemed	(322,974)	(91,109)	(1,712,543)	(252,516)	(79,549)	(73,731)	(121,704)	(4,257)

Ending units	1,861,847	723,265	12,997,434	3,743,803	1,045,776	496,927	650,405	402,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTMG4		PMVFHA		PMVRA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,573)	(4,354)	531	-	301	467	8,552	7,446
Realized gain (loss) on investments	32,703	8,130	171	-	(45)	(114)	9,346	2,549
Change in unrealized gain (loss) on investments	(89,239)	97,246	2,925	-	235	(1,168)	(52,209)	39,020
Reinvested capital gains	84,687	-	727	-	-	237	66,573	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,578	101,022	4,354	-	491	(578)	32,262	49,015

Equity transactions:
Purchase payments received from contract owners (note 3)	7,556,517	2,059,702	111,602	-	18,972	31,338	16,000	226,213
Transfers between funds	94,305	10,973	(2,181)	-	1,117	(15)	69,840	(17,061)
Redemptions (note 3)	(299,202)	(103,923)	-	-	-	-	(32,743)	(3,056)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(2)	-	-	(61)	-	(3,306)	(1,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(89)	(1)	(2)	-	2	(5)	(5)	(5)

Net equity transactions	7,351,480	1,966,749	109,419	-	20,030	31,318	49,786	204,818

Net change in contract owners’ equity	7,365,058	2,067,771	113,773	-	20,521	30,740	82,048	253,833
Contract owners’ equity beginning of period	2,144,830	77,059	-	-	30,740	-	441,698	187,865

Contract owners’ equity end of period	$9,509,888	2,144,830	113,773	-	51,261	30,740	523,746	441,698

CHANGES IN UNITS:
Beginning units	189,573	7,494	-	-	3,432	-	36,960	18,205
Units purchased	680,899	191,904	10,731	-	2,165	3,925	8,125	20,746
Units redeemed	(34,977)	(9,825)	(204)	-	(18)	(493)	(4,004)	(1,991)

Ending units	835,495	189,573	10,527	-	5,579	3,432	41,081	36,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(24,347)	(22,168)	704	(29)	(1,063,094)	(889,537)	70,906	87,569
Realized gain (loss) on investments	436,185	(190,779)	42	(39)	5,807,090	3,921,331	468,769	415,270
Change in unrealized gain (loss) on investments	51,012	2,071,226	(9,220)	10,870	(8,651,614)	15,160,210	(787,619)	3,973,488
Reinvested capital gains	-	-	26,832	1,144	10,650,624	4,214,868	3,115,320	693,126

Net increase (decrease) in contract owners’ equity resulting from operations	462,850	1,858,279	18,358	11,946	6,743,006	22,406,872	2,867,376	5,169,453

Equity transactions:
Purchase payments received from contract owners (note 3)	178,662	295,406	57,622	103,810	17,291,547	15,243,980	354,166	500,195
Transfers between funds	(344,155)	(261,058)	2,982	61,350	(11,543,765)	(1,698,711)	1,428,359	589,431
Redemptions (note 3)	(1,109,320)	(991,460)	(8,338)	-	(7,301,825)	(5,269,269)	(3,839,468)	(4,969,209)
Annuity benefits	-	-	-	-	-	-	(30,219)	(28,009)
Contract maintenance charges (note 2)	(413)	(495)	(269)	-	(475,075)	(421,878)	(15,426)	(16,876)
Contingent deferred sales charges (note 2)	-	(478)	-	-	(68,258)	(37,431)	(1,451)	(1,050)
Adjustments to maintain reserves	8	(238)	(12)	(6)	(798)	(1,161)	903	934

Net equity transactions	(1,275,218)	(958,323)	51,985	165,154	(2,098,174)	7,815,530	(2,103,136)	(3,924,584)

Net change in contract owners’ equity	(812,368)	899,956	70,343	177,100	4,644,832	30,222,402	764,240	1,244,869
Contract owners’ equity beginning of period	7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

Contract owners’ equity end of period	$6,282,093	7,094,461	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836

CHANGES IN UNITS:
Beginning units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811
Units purchased	14,934	31,701	4,954	14,511	884,011	1,205,136	79,996	111,643
Units redeemed	(71,031)	(81,146)	(858)	(131)	(951,742)	(939,695)	(145,085)	(246,067)

Ending units	261,769	317,866	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,015)	(1,023)	117,343	140,102	22,696	26,874	(584,565)	258,712
Realized gain (loss) on investments	7,088	7,064	620,790	329,490	284,117	(76,345)	1,340,052	1,368,550
Change in unrealized gain (loss) on investments	(16,505)	9,931	989,160	4,046,987	227,389	1,388,392	(2,708,443)	(39,040,641)
Reinvested capital gains	15,414	2,877	-	-	-	-	6,383,418	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	4,982	18,849	1,727,293	4,516,579	534,202	1,338,921	4,430,462	(27,716,390)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	175,265	203,172	135,138	3,596	17,379,001	30,189,624
Transfers between funds	-	44	623,352	744,090	54,483	170,274	259,175	(9,809,471)
Redemptions (note 3)	-	(22)	(2,237,177)	(2,470,989)	(617,587)	(634,758)	(21,015,513)	(23,426,692)
Annuity benefits	(15,516)	(15,628)	(5,920)	(5,134)	-	-	(3,776)	(7,565)
Contract maintenance charges (note 2)	-	(14)	(7,187)	(7,753)	(512)	(620)	(1,701,202)	(1,494,189)
Contingent deferred sales charges (note 2)	-	-	(1,238)	(1,990)	(36)	(70)	(124,683)	(129,754)
Adjustments to maintain reserves	3,888	5,862	(183)	(93)	(220)	(35)	(1,374)	(54)

Net equity transactions	(11,628)	(9,766)	(1,453,088)	(1,538,697)	(428,734)	(461,613)	(5,208,372)	(4,678,101)

Net change in contract owners’ equity	(6,646)	9,083	274,205	2,977,882	105,468	877,308	(777,910)	(32,394,491)
Contract owners’ equity beginning of period	80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

Contract owners’ equity end of period	$74,266	80,912	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128

CHANGES IN UNITS:
Beginning units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776
Units purchased	-	10	138,794	191,999	31,286	34,519	4,153,465	5,712,368
Units redeemed	-	(10)	(220,692)	(294,704)	(50,225)	(58,987)	(4,560,408)	(6,062,814)

Ending units	-	-	888,260	970,158	223,567	242,506	18,201,387	18,608,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI		ACVI3		ACVMV1		ACVMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$331	52	-	-	(11,857)	(9,522)	(594,613)	(444,685)
Realized gain (loss) on investments	1,752	183	-	11	739,918	421,820	5,188,252	5,624,579
Change in unrealized gain (loss) on investments	(2,588)	1,816	-	(5)	(28,506)	1,616,082	3,995,236	15,750,274
Reinvested capital gains	-	-	-	-	634,745	120,903	6,764,754	1,331,582

Net increase (decrease) in contract owners’ equity resulting from operations	(505)	2,051	-	6	1,334,300	2,149,283	15,353,629	22,261,750

Equity transactions:
Purchase payments received from contract owners (note 3)	(164)	-	-	-	462,672	409,404	16,209,707	13,280,203
Transfers between funds	-	-	-	-	581,122	1,075,889	7,005,804	(6,752,828)
Redemptions (note 3)	2	(742)	-	-	(1,883,377)	(1,196,747)	(8,796,585)	(6,462,741)
Annuity benefits	(1,702)	(1,661)	-	(99)	(883)	(773)	-	(36)
Contract maintenance charges (note 2)	-	-	-	-	(2,867)	(2,805)	(592,008)	(520,431)
Contingent deferred sales charges (note 2)	-	-	-	-	(904)	(3,055)	(40,932)	(39,952)
Adjustments to maintain reserves	(306)	(63)	-	1	(94)	(80)	(1,017)	(919)

Net equity transactions	(2,170)	(2,466)	-	(98)	(844,331)	281,833	13,784,969	(496,704)

Net change in contract owners’ equity	(2,675)	(415)	-	(92)	489,969	2,431,116	29,138,598	21,765,046
Contract owners’ equity beginning of period	11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

Contract owners’ equity end of period	$8,696	11,371	-	-	10,201,385	9,711,416	131,436,311	102,297,713

CHANGES IN UNITS:
Beginning units	-	-	-	-	559,245	537,946	5,082,599	5,121,977
Units purchased	-	-	-	-	154,190	172,541	2,053,139	1,375,988
Units redeemed	-	-	-	-	(195,874)	(151,242)	(1,414,267)	(1,415,366)

Ending units	-	-	-	-	517,561	559,245	5,721,471	5,082,599

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(43,202)	-	(879,396)	(455,022)	166,620	217,701	83,524	211,272
Realized gain (loss) on investments	54,708	-	11,249,251	7,695,353	2,835,927	878,967	5,362,527	6,331,715
Change in unrealized gain (loss) on investments	309,209	-	(13,083,954)	23,308,750	(1,827,365)	5,195,130	(1,568,533)	13,225,345
Reinvested capital gains	-	-	5,742,544	1,313,691	914,974	86,023	3,126,470	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	320,715	-	3,028,445	31,862,772	2,090,156	6,377,821	7,003,988	20,040,765

Equity transactions:
Purchase payments received from contract owners (note 3)	4,935,227	-	1,711,397	5,864,022	489,516	593,485	10,291,966	14,269,608
Transfers between funds	4,442,858	-	(10,315,032)	(930,240)	(2,548,851)	(1,905,508)	(10,783,834)	(11,025,994)
Redemptions (note 3)	(101,384)	-	(11,819,634)	(9,898,214)	(3,726,030)	(4,816,237)	(7,707,865)	(6,733,803)
Annuity benefits	-	-	(395)	(374)	(8,557)	(8,270)	-	-
Contract maintenance charges (note 2)	(6,342)	-	(300,078)	(297,173)	(11,833)	(13,688)	(721,189)	(674,402)
Contingent deferred sales charges (note 2)	(944)	-	(27,660)	(34,740)	(3,130)	(3,041)	(70,219)	(31,029)
Adjustments to maintain reserves	(53)	-	(1,109)	(1,247)	2,585	2,390	(729)	(989)

Net equity transactions	9,269,362	-	(20,752,511)	(5,297,966)	(5,806,300)	(6,150,869)	(8,991,870)	(4,196,609)

Net change in contract owners’ equity	9,590,077	-	(17,724,066)	26,564,806	(3,716,144)	226,952	(1,987,882)	15,844,156
Contract owners’ equity beginning of period	-	-	110,565,145	84,000,339	35,942,632	35,715,680	121,280,253	105,436,097

Contract owners’ equity end of period	$9,590,077	-	92,841,079	110,565,145	32,226,488	35,942,632	119,292,371	121,280,253

CHANGES IN UNITS:
Beginning units	-	-	3,719,928	3,907,331	1,661,858	1,973,392	5,967,733	6,144,933
Units purchased	1,123,106	-	448,167	1,069,491	83,876	179,692	991,703	1,482,408
Units redeemed	(240,389)	-	(1,136,719)	(1,256,894)	(349,160)	(491,226)	(1,413,776)	(1,659,608)

Ending units	882,717	-	3,031,376	3,719,928	1,396,574	1,661,858	5,545,660	5,967,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVDLS		DGI		FCA2S		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,784)	(18,296)	(84,407)	(61,279)	4,067	(10,214)	212,935	318,139
Realized gain (loss) on investments	118,393	430,368	664,851	438,477	(5,565)	53,204	134,018	388,099
Change in unrealized gain (loss) on investments	(107,115)	87,478	673,704	3,869,004	(262,613)	108,268	(126,430)	(749,372)
Reinvested capital gains	-	-	-	-	236,475	27,994	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,506)	499,550	1,254,148	4,246,202	(27,636)	179,252	220,523	(43,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,825	2,890	207,967	236,576	5,117	9,745	125,241	187,641
Transfers between funds	(52,843)	(22,165)	18,453	(150,916)	(11,043)	(30,509)	217,217	(572,859)
Redemptions (note 3)	(116,664)	(338,827)	(1,733,006)	(1,859,833)	(302,651)	(185,953)	(1,375,455)	(1,546,348)
Annuity benefits	(152)	(157)	(911)	(1,534)	-	-	-	-
Contract maintenance charges (note 2)	(194)	(206)	(7,750)	(8,148)	(117)	(162)	(2,875)	(3,422)
Contingent deferred sales charges (note 2)	(106)	(30)	(889)	(366)	3	(151)	(844)	(1,907)
Adjustments to maintain reserves	(75)	(74)	328	11	(52)	(100)	(107)	(85)

Net equity transactions	(167,209)	(358,569)	(1,515,808)	(1,784,210)	(308,743)	(207,130)	(1,036,823)	(1,936,980)

Net change in contract owners’ equity	(172,715)	140,981	(261,660)	2,461,992	(336,379)	(27,878)	(816,300)	(1,980,114)
Contract owners’ equity beginning of period	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091	9,376,584	11,356,698

Contract owners’ equity end of period	$1,157,000	1,329,715	15,230,752	15,492,412	957,834	1,294,213	8,560,284	9,376,584

CHANGES IN UNITS:
Beginning units	66,935	86,233	758,596	861,337	77,503	90,443	613,836	741,288
Units purchased	6,113	53,820	35,845	32,254	3,245	5,763	46,597	69,730
Units redeemed	(14,564)	(73,118)	(107,625)	(134,995)	(21,879)	(18,703)	(113,203)	(197,182)

Ending units	58,484	66,935	686,816	758,596	58,869	77,503	547,230	613,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQBS		FEIP		FVSS2		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$617,080	875,529	5,041,477	3,847,321	(59,002)	(74,591)	1,794,177	2,004,561
Realized gain (loss) on investments	359,465	62,056	119,422	(2,254,315)	878,937	773,237	(425,549)	(547,533)
Change in unrealized gain (loss) on investments	(356,885)	(1,211,431)	15,130,490	57,857,545	(408,453)	1,544,660	(1,330,242)	658,671
Reinvested capital gains	-	-	4,867,846	22,745,866	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	619,660	(273,846)	25,159,235	82,196,417	411,482	2,243,306	38,386	2,115,699

Equity transactions:
Purchase payments received from contract owners (note 3)	490,284	328,694	3,320,647	4,271,495	25,305	38,372	2,253	33,816
Transfers between funds	(283,335)	(904,350)	(5,786,436)	(5,514,330)	(171,943)	(562,305)	(640,450)	(936,511)
Redemptions (note 3)	(4,602,828)	(5,925,040)	(38,100,655)	(45,847,088)	(1,399,950)	(1,824,675)	(4,669,247)	(6,024,579)
Annuity benefits	-	-	(73,254)	(76,361)	(3,955)	(3,525)	(10,568)	(9,033)
Contract maintenance charges (note 2)	(12,458)	(12,792)	(145,164)	(160,651)	(999)	(1,250)	(19,756)	(23,334)
Contingent deferred sales charges (note 2)	(2,868)	(9,027)	(7,687)	(13,883)	(1,784)	(1,351)	(318)	(1,197)
Adjustments to maintain reserves	(298)	(506)	7,123	5,956	(212)	(259)	(383)	1,111

Net equity transactions	(4,411,503)	(6,523,021)	(40,785,426)	(47,334,862)	(1,553,538)	(2,354,993)	(5,338,469)	(6,959,727)

Net change in contract owners’ equity	(3,791,843)	(6,796,867)	(15,626,191)	34,861,555	(1,142,056)	(111,687)	(5,300,083)	(4,844,028)
Contract owners’ equity beginning of period	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137	45,584,448	50,428,476

Contract owners’ equity end of period	$27,031,892	30,823,735	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448

CHANGES IN UNITS:
Beginning units	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864	1,392,887	1,611,234
Units purchased	238,334	331,164	84,052	137,216	13,980	44,570	-	16
Units redeemed	(560,014)	(817,219)	(747,477)	(1,040,791)	(64,665)	(134,690)	(155,627)	(218,363)

Ending units	1,947,824	2,269,504	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMP		FNRS2		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$153,155	273,565	(776,242)	(636,661)	3,118,295	1,924,963	11,486	12,199
Realized gain (loss) on investments	3,594,690	5,239,754	8,438,460	(2,581,669)	(1,698,048)	(1,547,963)	317,477	482,484
Change in unrealized gain (loss) on investments	(4,036,539)	12,382,327	(22,625,772)	18,748,603	11,917,661	32,068,824	(248,586)	94,721
Reinvested capital gains	6,322,744	324,301	1,015,944	520,533	3,739,666	15,353,797	92,025	70,641

Net increase (decrease) in contract owners’ equity resulting from operations	6,034,050	18,219,947	(13,947,610)	16,050,806	17,077,574	47,799,621	172,402	660,045

Equity transactions:
Purchase payments received from contract owners (note 3)	1,185,192	1,543,204	17,863,804	13,966,825	41,038,162	44,971,101	138,515	92,742
Transfers between funds	(2,209,099)	(1,431,150)	(1,082,301)	(7,545,991)	(9,951,603)	(5,603,499)	625,502	758,576
Redemptions (note 3)	(14,982,576)	(17,758,921)	(9,816,182)	(8,805,746)	(20,643,949)	(20,677,642)	(994,518)	(1,412,241)
Annuity benefits	(19,371)	(17,827)	(7,109)	(6,624)	(1,116)	(1,563)	(10,118)	(9,695)
Contract maintenance charges (note 2)	(67,573)	(74,894)	(10,613)	(11,504)	(1,034,466)	(862,994)	(1,889)	(1,993)
Contingent deferred sales charges (note 2)	(1,960)	(1,761)	(44,567)	(34,485)	(106,708)	(84,340)	(995)	(532)
Adjustments to maintain reserves	7,117	6,217	(864)	(1,233)	(8,856)	(770)	3,165	2,420

Net equity transactions	(16,088,270)	(17,735,132)	6,902,168	(2,438,758)	9,291,464	17,740,293	(240,338)	(570,723)

Net change in contract owners’ equity	(10,054,220)	484,815	(7,045,442)	13,612,048	26,369,038	65,539,914	(67,936)	89,322
Contract owners’ equity beginning of period	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994	5,916,372	5,827,050

Contract owners’ equity end of period	$128,054,780	138,109,000	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372

CHANGES IN UNITS:
Beginning units	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821	425,084	468,537
Units purchased	33,950	60,121	2,191,090	1,355,157	2,782,753	3,775,229	92,818	93,442
Units redeemed	(410,721)	(542,128)	(1,861,959)	(1,528,957)	(2,322,379)	(2,830,763)	(109,649)	(136,895)

Ending units	2,990,233	3,367,004	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(144,870)	124,612	34,580	43,071	(256,341)	332,206	15,578	38,208
Realized gain (loss) on investments	321,914	(59,045)	506,685	718,244	1,496,170	(1,809,383)	734,852	472,940
Change in unrealized gain (loss) on investments	1,894,639	15,888,780	(357,966)	526,760	4,670,715	54,696,223	(580,778)	1,098,249
Reinvested capital gains	3,044,174	1,912,740	207,473	144,574	8,561,185	6,156,404	209,801	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	5,115,857	17,867,087	390,772	1,432,649	14,471,729	59,375,450	379,453	1,743,630

Equity transactions:
Purchase payments received from contract owners (note 3)	29,105,033	38,156,104	478,941	375,488	16,672,779	20,501,013	549,473	606,060
Transfers between funds	(1,538,237)	(901,093)	1,150,481	814,169	2,019,276	(2,741,188)	601,252	1,344,244
Redemptions (note 3)	(12,800,750)	(9,996,247)	(1,245,065)	(1,447,845)	(24,064,713)	(22,320,473)	(1,571,608)	(1,139,924)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,774,222)	(1,298,152)	(3,985)	(4,356)	(4,468,838)	(4,218,766)	(4,544)	(4,535)
Contingent deferred sales charges (note 2)	(124,998)	(83,331)	(1,342)	(1,745)	(231,945)	(237,641)	(8,223)	(11,020)
Adjustments to maintain reserves	(1,364)	(601)	(377)	(80)	(694)	(662)	197	(54)

Net equity transactions	12,865,462	25,876,680	378,653	(264,369)	(10,074,135)	(9,017,717)	(433,453)	794,771

Net change in contract owners’ equity	17,981,319	43,743,767	769,425	1,168,280	4,397,594	50,357,733	(54,000)	2,538,401
Contract owners’ equity beginning of period	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784	10,777,551	8,239,150

Contract owners’ equity end of period	$203,616,057	185,634,738	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551

CHANGES IN UNITS:
Beginning units	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679	781,125	716,045
Units purchased	2,688,486	3,474,971	166,468	143,466	2,368,628	3,242,126	103,971	189,944
Units redeemed	(1,829,830)	(1,622,991)	(138,238)	(164,774)	(3,014,817)	(3,878,416)	(134,057)	(124,864)

Ending units	13,432,500	12,573,844	854,239	826,009	30,591,200	31,237,389	751,039	781,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGP		FG2		FHIPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(58,494)	(12,097)	(4,403,524)	(3,617,643)	(2,894,608)	(1,795,100)	751,120	845,675
Realized gain (loss) on investments	1,936,077	(9,851)	20,903,511	16,880,624	8,688,489	7,418,902	324,100	397,562
Change in unrealized gain (loss) on investments	(1,476,834)	5,579,215	19,604,486	89,957,845	9,834,728	29,428,199	(1,049,973)	(269,515)
Reinvested capital gains	833,404	479,930	-	234,742	-	93,826	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,234,153	6,037,197	36,104,473	103,455,568	15,628,609	35,145,827	25,247	973,722

Equity transactions:
Purchase payments received from contract owners (note 3)	10,709,970	7,385,834	4,898,089	4,367,896	48,541,797	31,385,396	698,374	1,509,521
Transfers between funds	2,596,492	728,746	(1,094,404)	(4,977,738)	20,849,065	(1,133,201)	(791,762)	(4,856,417)
Redemptions (note 3)	(5,144,490)	(3,864,964)	(42,987,183)	(41,780,425)	(12,908,871)	(8,785,813)	(2,279,510)	(3,856,288)
Annuity benefits	-	-	(91,593)	(82,176)	(1,904)	(2,163)	(96)	(55)
Contract maintenance charges (note 2)	(5,388)	(5,512)	(194,058)	(204,116)	(688,957)	(548,244)	(4,683)	(5,677)
Contingent deferred sales charges (note 2)	(11,646)	(15,128)	(13,098)	(14,555)	(110,151)	(70,086)	(3,376)	(3,306)
Adjustments to maintain reserves	(1,074)	(346)	14,843	15,680	(2,252)	(493)	(88)	(127)

Net equity transactions	8,143,864	4,228,630	(39,467,404)	(42,675,434)	55,678,727	20,845,396	(2,381,141)	(7,212,349)

Net change in contract owners’ equity	9,378,017	10,265,827	(3,362,931)	60,780,134	71,307,336	55,991,223	(2,355,894)	(6,238,627)
Contract owners’ equity beginning of period	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361	19,262,296	25,500,923

Contract owners’ equity end of period	$48,507,447	39,129,430	378,007,980	381,370,911	224,069,920	152,762,584	16,906,402	19,262,296

CHANGES IN UNITS:
Beginning units	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542	1,373,290	1,901,222
Units purchased	1,119,058	936,162	152,625	123,530	4,599,359	2,942,233	205,754	418,063
Units redeemed	(602,883)	(649,169)	(644,590)	(814,888)	(2,171,433)	(1,860,440)	(371,938)	(945,995)

Ending units	2,999,411	2,483,236	4,557,714	5,049,679	9,433,261	7,005,335	1,207,106	1,373,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FIGBP2		FMCS		FMC2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$134,158	143,482	1,316,169	2,206,538	(299,041)	(224,793)	(4,339,087)	(3,388,834)
Realized gain (loss) on investments	(27,089)	311,119	4,395,413	2,312,824	1,531,739	1,721,464	4,516,306	562,368
Change in unrealized gain (loss) on investments	639,269	(1,420,795)	8,904,846	(23,548,354)	(677,421)	2,632,210	5,425,457	45,515,203
Reinvested capital gains	7,207	231,711	153,426	4,764,478	598,799	3,142,412	6,780,433	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	753,545	(734,483)	14,769,854	(14,264,514)	1,154,076	7,271,293	12,383,109	77,423,561

Equity transactions:
Purchase payments received from contract owners (note 3)	387,557	487,930	18,952,419	21,546,244	571,939	635,865	26,861,232	26,102,367
Transfers between funds	709,185	(3,878,257)	1,740,367	13,696,336	(1,859,924)	(133,246)	(16,661,526)	(22,741,427)
Redemptions (note 3)	(2,678,263)	(4,152,031)	(47,690,559)	(44,040,912)	(2,875,161)	(3,573,408)	(27,220,933)	(27,498,451)
Annuity benefits	(4,533)	(4,636)	(17,794)	(18,961)	(2,220)	(5,070)	(21,989)	(19,454)
Contract maintenance charges (note 2)	(4,550)	(6,038)	(2,189,905)	(1,991,021)	(7,467)	(7,955)	(1,266,772)	(1,163,717)
Contingent deferred sales charges (note 2)	(2,679)	(5,412)	(145,199)	(230,062)	(3,747)	(8,372)	(130,345)	(195,944)
Adjustments to maintain reserves	(17)	(109)	(273)	(1,579)	(1,276)	(671)	1,290	(1,461)

Net equity transactions	(1,593,300)	(7,558,553)	(29,350,944)	(11,039,955)	(4,177,856)	(3,092,857)	(18,439,043)	(25,518,087)

Net change in contract owners’ equity	(839,755)	(8,293,036)	(14,581,090)	(25,304,469)	(3,023,780)	4,178,436	(6,055,934)	51,905,474
Contract owners’ equity beginning of period	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029	293,230,437	241,324,963

Contract owners’ equity end of period	$17,393,838	18,233,593	357,710,457	372,291,547	23,911,685	26,935,465	287,174,503	293,230,437

CHANGES IN UNITS:
Beginning units	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622	8,495,980	9,324,722
Units purchased	315,648	145,502	5,726,570	6,361,945	135,013	228,390	1,388,574	1,753,345
Units redeemed	(429,765)	(686,674)	(7,960,520)	(7,295,606)	(396,223)	(457,790)	(1,902,122)	(2,582,087)

Ending units	1,212,588	1,326,705	25,450,183	27,684,133	1,445,012	1,706,222	7,982,432	8,495,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOPR		FO2		FO2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(27,690)	9,798	(6,109)	12,110	(7,398)	(9,938)	(329,488)	(203,721)
Realized gain (loss) on investments	2,553,746	1,844,280	(434,834)	(1,095,103)	(66,393)	75,796	3,627,784	(842,408)
Change in unrealized gain (loss) on investments	(7,554,606)	11,467,326	(2,047,133)	7,425,544	(126,687)	529,541	(11,707,956)	18,402,581
Reinvested capital gains	13,667	195,429	6,795	94,747	550	7,932	20,699	288,086

Net increase (decrease) in contract owners’ equity resulting from operations	(5,014,883)	13,516,833	(2,481,281)	6,437,298	(199,928)	603,331	(8,388,961)	17,644,538

Equity transactions:
Purchase payments received from contract owners (note 3)	15,337	1	1,106,785	907,612	-	-	10,825,799	11,205,599
Transfers between funds	(899,561)	(801,778)	121,444	443,489	(139,567)	(22,992)	2,183,179	(1,051,180)
Redemptions (note 3)	(5,602,863)	(6,320,706)	(3,117,603)	(4,283,297)	(328,744)	(662,095)	(7,633,049)	(5,743,712)
Annuity benefits	(6,585)	(6,057)	(927)	(1,827)	-	-	(1,233)	(1,234)
Contract maintenance charges (note 2)	(26,649)	(30,124)	(7,717)	(8,533)	(204)	(275)	(425,954)	(335,746)
Contingent deferred sales charges (note 2)	(193)	(371)	(2,888)	(6,429)	2	(14)	(43,369)	(31,357)
Adjustments to maintain reserves	1,347	(559)	(12,821)	191	(70)	(112)	(894)	(1,002)

Net equity transactions	(6,519,167)	(7,159,594)	(1,913,727)	(2,948,794)	(468,583)	(685,488)	4,904,479	4,041,368

Net change in contract owners’ equity	(11,534,050)	6,357,239	(4,395,008)	3,488,504	(668,511)	(82,157)	(3,484,482)	21,685,906
Contract owners’ equity beginning of period	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554	83,401,843	61,715,937

Contract owners’ equity end of period	$45,738,876	57,272,926	23,254,975	27,649,983	1,645,886	2,314,397	79,917,361	83,401,843

CHANGES IN UNITS:
Beginning units	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307	5,200,723	4,917,966
Units purchased	-	-	129,365	144,039	-	-	1,479,985	1,537,557
Units redeemed	(213,766)	(263,428)	(235,213)	(327,155)	(20,100)	(30,558)	(1,160,856)	(1,254,800)

Ending units	1,559,134	1,772,900	1,359,984	1,465,832	73,649	93,749	5,519,852	5,200,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(31,465)	(36,950)	8,003,223	8,356,587	(98,146)	28,565	(1,243,645)	(355,558)
Realized gain (loss) on investments	887,739	778,015	(738,782)	(1,623,460)	3,696,692	3,959,188	17,660,227	19,504,837
Change in unrealized gain (loss) on investments	(561,414)	1,001,419	(2,616,701)	13,439,321	(1,107,981)	9,488,589	(27,654,527)	20,652,094
Reinvested capital gains	-	-	-	-	1,026,205	-	10,023,416	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	294,860	1,742,484	4,647,740	20,172,448	3,516,770	13,476,342	(1,214,529)	42,259,513

Equity transactions:
Purchase payments received from contract owners (note 3)	100,289	168,696	70,453,663	43,014,849	541,683	508,033	1,234,681	4,417,776
Transfers between funds	(606,515)	(181,276)	13,708,683	9,081,410	(1,838,263)	(33,217)	(4,256,225)	(17,800,623)
Redemptions (note 3)	(1,232,388)	(1,147,137)	(24,144,199)	(20,407,945)	(7,409,919)	(10,765,495)	(19,286,400)	(18,197,494)
Annuity benefits	-	-	(1,767)	(6,565)	(5,961)	(5,522)	(4,963)	(4,282)
Contract maintenance charges (note 2)	(2,190)	(2,454)	(16,330)	(15,061)	(4,115)	(5,052)	(513,092)	(519,676)
Contingent deferred sales charges (note 2)	(1,456)	(3,560)	(102,723)	(53,791)	(2,680)	(6,035)	(53,724)	(71,941)
Adjustments to maintain reserves	406	(75)	(825)	(821)	(551)	(509)	(1,276)	(876)

Net equity transactions	(1,741,854)	(1,165,806)	59,896,502	31,612,076	(8,719,806)	(10,307,797)	(22,880,999)	(32,177,116)

Net change in contract owners’ equity	(1,446,994)	576,678	64,544,242	51,784,524	(5,203,036)	3,168,545	(24,095,528)	10,082,397
Contract owners’ equity beginning of period	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038	150,811,539	140,729,142

Contract owners’ equity end of period	$5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

CHANGES IN UNITS:
Beginning units	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040	4,717,626	5,909,169
Units purchased	16,390	54,071	7,351,718	5,035,208	99,971	360,329	597,800	699,170
Units redeemed	(97,567)	(115,530)	(3,397,474)	(2,733,235)	(466,004)	(860,996)	(1,323,621)	(1,890,713)

Ending units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,170	969	92,274	-	567,788	31,587	5,103,951	(65)
Realized gain (loss) on investments	(436)	(207)	20,521	-	44,986	103,162	(46,237)	(106)
Change in unrealized gain (loss) on investments	(20,471)	8,192	(1,079,351)	-	(9,446,782)	534,540	(5,484,541)	9,430
Reinvested capital gains	31,568	5,292	-	-	-	-	-	164

Net increase (decrease) in contract owners’ equity resulting from operations	18,831	14,246	(966,556)	-	(8,834,008)	669,289	(426,827)	9,423

Equity transactions:
Purchase payments received from contract owners (note 3)	233,514	166,063	150,648	-	436,911	(6)	17,485,329	379,972
Transfers between funds	(2,628)	123,146	16,824,104	-	66,528,542	(130,278)	128,017,596	-
Redemptions (note 3)	(9,234)	-	(1,865,741)	-	(7,387,831)	(369,034)	(8,471,176)	(1,277)
Annuity benefits	-	-	-	-	(1,618)	(400)	(10,969)	-
Contract maintenance charges (note 2)	(588)	-	(1,205)	-	(109,859)	(195)	(6,039)	-
Contingent deferred sales charges (note 2)	-	-	(2,749)	-	(12,175)	(150)	(21,076)	-
Adjustments to maintain reserves	(11)	(2)	(215)	-	3,762	(36)	9,700	8

Net equity transactions	221,053	289,207	15,104,842	-	59,457,732	(500,099)	137,003,365	378,703

Net change in contract owners’ equity	239,884	303,453	14,138,286	-	50,623,724	169,190	136,576,538	388,126
Contract owners’ equity beginning of period	303,453	-	-	-	3,573,728	3,404,538	388,126	-

Contract owners’ equity end of period	$543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

CHANGES IN UNITS:
Beginning units	26,408	-	-	-	142,773	165,137	39,602	-
Units purchased	19,990	26,672	1,894,801	-	2,951,570	1,804	15,571,855	39,733
Units redeemed	(1,446)	(264)	(380,353)	-	(589,453)	(24,168)	(1,592,270)	(131)

Ending units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$786,529	3,987,758	8,893	(21)	6,861	(134)	37	46
Realized gain (loss) on investments	263,612	201,432	(3)	-	1,767	26	(14)	16
Change in unrealized gain (loss) on investments	(861,280)	(2,897,581)	(15,235)	335	(10,971)	2,988	(1,751)	46
Reinvested capital gains	62,958	6,816,750	3,193	-	-	-	2,729	1,099

Net increase (decrease) in contract owners’ equity resulting from operations	251,819	8,108,359	(3,152)	314	(2,343)	2,880	1,001	1,207

Equity transactions:
Purchase payments received from contract owners (note 3)	33,849,819	21,856,011	229,336	12,583	80,664	97,666	6,462	9,083
Transfers between funds	(1,297,350)	7,411,486	38,869	-	412,509	-	3,119	(289)
Redemptions (note 3)	(4,231,736)	(3,686,645)	(747)	-	(3,332)	(860)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,870)	(2,211)	-	-	-	-	(70)	-
Contingent deferred sales charges (note 2)	(15,383)	(11,882)	-	-	-	-	-	-
Adjustments to maintain reserves	(524)	(519)	(4)	3	(1)	-	12	(6)

Net equity transactions	28,301,956	25,566,240	267,454	12,586	489,840	96,806	9,523	8,788

Net change in contract owners’ equity	28,553,775	33,674,599	264,302	12,900	487,497	99,686	10,524	9,995
Contract owners’ equity beginning of period	61,795,172	28,120,573	12,900	-	99,686	-	9,995	-

Contract owners’ equity end of period	$90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

CHANGES IN UNITS:
Beginning units	5,051,846	2,790,624	1,291	-	9,757	-	804	-
Units purchased	3,356,088	2,776,529	26,266	1,291	86,857	9,842	791	829
Units redeemed	(1,092,124)	(515,307)	(179)	-	(38,921)	(85)	(42)	(25)

Ending units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMTG		AMINS		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,405	918,392	(200)	(194)	(113)	-	(94)	(39)
Realized gain (loss) on investments	(2,156,361)	(2,722,505)	837	655	(10)	-	387	541
Change in unrealized gain (loss) on investments	893,115	399,762	92	3,018	2	-	818	2,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,225,841)	(1,404,351)	729	3,479	(121)	-	1,111	3,375

Equity transactions:
Purchase payments received from contract owners (note 3)	942,993	1,445,122	49	(6)	(6,503)	-	(8)	(2,889)
Transfers between funds	(8,536,398)	14,598,026	46	18	50,833	-	2	(26)
Redemptions (note 3)	(21,555,981)	(20,248,111)	-	(313)	(1,088)	-	11	2,928
Annuity benefits	(9,815)	(12,847)	(3,106)	(2,819)	-	-	(848)	(1,661)
Contract maintenance charges (note 2)	(598,661)	(611,475)	(95)	(13)	44	-	(5)	(13)
Contingent deferred sales charges (note 2)	(52,220)	(63,931)	-	-	-	-	-	-
Adjustments to maintain reserves	(3,410)	(3,169)	1,896	1,870	(5)	-	64	16

Net equity transactions	(29,813,492)	(4,896,385)	(1,210)	(1,263)	43,281	-	(784)	(1,645)

Net change in contract owners’ equity	(31,039,333)	(6,300,736)	(481)	2,216	43,160	-	327	1,730
Contract owners’ equity beginning of period	150,926,038	157,226,774	15,430	13,214	-	-	13,905	12,175

Contract owners’ equity end of period	$119,886,705	150,926,038	14,949	15,430	43,160	-	14,232	13,905

CHANGES IN UNITS:
Beginning units	13,156,674	13,542,864	-	5	-	-	-	-
Units purchased	1,682,668	3,262,085	-	18	3,239	-	-	1
Units redeemed	(4,511,909)	(3,648,275)	-	(23)	31	-	-	(1)

Ending units	10,327,433	13,156,674	-	-	3,270	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(56,631)	(59,238)	(282,873)	(204,922)	(42,282)	-	250,313	374,421
Realized gain (loss) on investments	613,293	389,000	2,382,359	419,750	(8,920)	-	(652,213)	(1,456,616)
Change in unrealized gain (loss) on investments	(878,023)	1,043,786	55,126	7,916,551	(546,890)	-	2,703,540	5,197,517
Reinvested capital gains	316,299	-	-	-	28,680	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,062)	1,373,548	2,154,612	8,131,379	(569,412)	-	2,301,640	4,115,322

Equity transactions:
Purchase payments received from contract owners (note 3)	94,063	39,501	93,439	565,609	6,962,021	-	500,074	448,262
Transfers between funds	(202,313)	283,451	(1,062,078)	658,242	3,757,414	-	(369,591)	(770,561)
Redemptions (note 3)	(519,680)	(765,033)	(4,762,067)	(3,873,876)	(160,458)	-	(4,441,931)	(5,095,119)
Annuity benefits	-	-	(20,609)	(18,164)	-	-	(11,545)	(12,233)
Contract maintenance charges (note 2)	(1,191)	(1,207)	(7,695)	(8,426)	(6,278)	-	(16,792)	(19,572)
Contingent deferred sales charges (note 2)	(2,601)	(661)	(11,576)	(5,027)	(842)	-	(399)	(1,041)
Adjustments to maintain reserves	(187)	(182)	(479)	(469)	(104)	-	259	4

Net equity transactions	(631,909)	(444,131)	(5,771,065)	(2,682,111)	10,551,753	-	(4,339,925)	(5,450,260)

Net change in contract owners’ equity	(636,971)	929,417	(3,616,453)	5,449,268	9,982,341	-	(2,038,285)	(1,334,938)
Contract owners’ equity beginning of period	4,331,082	3,401,665	29,457,021	24,007,753	-	-	36,152,948	37,487,886

Contract owners’ equity end of period	$3,694,111	4,331,082	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

CHANGES IN UNITS:
Beginning units	223,324	252,460	1,294,218	1,432,779	-	-	1,239,133	1,434,115
Units purchased	67,741	125,860	84,357	270,030	1,171,028	-	21,084	15,359
Units redeemed	(104,703)	(154,996)	(336,602)	(408,591)	(63,284)	-	(163,164)	(210,341)

Ending units	186,362	223,324	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVB		OVGS		OVGSS		OVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,071,290	1,130,529	(130,023)	39,735	(189,477)	(18,765)	4,524	(640)
Realized gain (loss) on investments	(1,542,568)	(2,033,826)	9,121,368	8,447,794	1,363,370	546,995	1,046	208
Change in unrealized gain (loss) on investments	2,037,038	468,560	(14,693,530)	16,605,739	(4,819,236)	1,123,759	(76,504)	33,322
Reinvested capital gains	-	-	7,482,645	-	4,465,888	-	14,398	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,565,760	(434,737)	1,780,460	25,093,268	820,545	1,651,989	(56,536)	32,890

Equity transactions:
Purchase payments received from contract owners (note 3)	445,545	656,325	1,387,983	389,646	11,983,939	-	373,177	465,829
Transfers between funds	245,031	(857,536)	51,744,732	(2,057,171)	87,111,956	(454,320)	11,464	(906)
Redemptions (note 3)	(3,655,465)	(4,656,869)	(15,059,185)	(12,148,490)	(6,138,128)	(1,295,187)	(12,832)	(1,289)
Annuity benefits	(6,914)	(6,932)	(29,254)	(19,732)	(12,032)	-	-	-
Contract maintenance charges (note 2)	(11,832)	(14,082)	(48,684)	(43,234)	(4,416)	(655)	(265)	-
Contingent deferred sales charges (note 2)	(1,296)	(625)	(3,448)	(1,977)	(19,741)	(593)	-	-
Adjustments to maintain reserves	3,599	3,256	(35,356)	3,232	10,730	(145)	(12)	1

Net equity transactions	(2,981,332)	(4,876,463)	37,956,788	(13,877,726)	92,932,308	(1,750,900)	371,532	463,635

Net change in contract owners’ equity	(1,415,572)	(5,311,200)	39,737,248	11,215,542	93,752,853	(98,911)	314,996	496,525
Contract owners’ equity beginning of period	27,848,723	33,159,923	115,916,867	104,701,325	7,307,348	7,406,259	496,525	-

Contract owners’ equity end of period	$26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348	811,521	496,525

CHANGES IN UNITS:
Beginning units	1,470,230	1,736,330	2,148,688	2,405,799	244,473	310,391	43,039	-
Units purchased	81,580	58,882	1,051,792	36,490	3,666,135	-	34,953	43,240
Units redeemed	(237,318)	(324,982)	(355,089)	(293,601)	(446,130)	(65,918)	(1,799)	(201)

Ending units	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473	76,193	43,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVGIS		OVSC		OVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,177)	(26,089)	(2,244,992)	(1,694,918)	(31,543)	(29,474)	(749,312)	(556,010)
Realized gain (loss) on investments	293,555	201,204	15,958,612	7,866,915	1,082,513	616,393	9,451,915	7,773,894
Change in unrealized gain (loss) on investments	692,655	2,912,043	(43,059)	50,051,316	(1,450,421)	1,385,306	(11,650,160)	12,337,397
Reinvested capital gains	254,435	-	4,553,688	-	1,171,536	76,446	11,048,196	763,971

Net increase (decrease) in contract owners’ equity resulting from operations	1,177,468	3,087,158	18,224,249	56,223,313	772,085	2,048,671	8,100,639	20,319,252

Equity transactions:
Purchase payments received from contract owners (note 3)	544,358	385,560	12,954,557	12,635,581	337,540	274,385	13,614,598	10,025,517
Transfers between funds	953,399	(422,047)	(15,747,416)	(10,228,965)	324,042	1,966,027	4,314,450	(3,499,064)
Redemptions (note 3)	(1,454,675)	(1,750,116)	(34,086,063)	(28,266,990)	(1,043,831)	(819,113)	(7,012,842)	(5,822,366)
Annuity benefits	(3,725)	(4,519)	(5,095)	(4,680)	(669)	(584)	(9,211)	(8,218)
Contract maintenance charges (note 2)	(6,897)	(6,714)	(1,036,731)	(959,944)	(1,961)	(1,694)	(286,029)	(223,889)
Contingent deferred sales charges (note 2)	(1,713)	(3,878)	(98,297)	(140,340)	(2,019)	(1,874)	(37,426)	(33,935)
Adjustments to maintain reserves	(10,330)	890	(1,290)	(838)	(86)	(62)	(791)	(985)

Net equity transactions	20,417	(1,800,824)	(38,020,335)	(26,966,176)	(386,984)	1,417,085	10,582,749	437,060

Net change in contract owners’ equity	1,197,885	1,286,334	(19,796,086)	29,257,137	385,101	3,465,756	18,683,388	20,756,312
Contract owners’ equity beginning of period	12,654,925	11,368,591	234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969

Contract owners’ equity end of period	$13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220	92,760,669	74,077,281

CHANGES IN UNITS:
Beginning units	921,054	1,074,623	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765
Units purchased	137,715	52,860	1,896,143	1,740,740	240,583	294,552	1,177,642	898,722
Units redeemed	(132,983)	(206,429)	(3,685,737)	(3,230,862)	(266,632)	(181,818)	(841,371)	(883,438)

Ending units	925,786	921,054	9,304,134	11,093,728	484,310	510,359	2,686,320	2,350,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVAG		OVSB		OVSBS		PMVAAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(131,790)	(131,097)	43,588	36,699	235,799	272,710	1,754,677	1,361,027
Realized gain (loss) on investments	1,226,176	870,218	(14,474)	(2,532)	(64,183)	19,930	(243,935)	36,266
Change in unrealized gain (loss) on investments	(743,028)	2,228,268	(9,212)	(51,785)	(66,706)	(463,141)	(2,318,907)	(2,189,066)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	351,358	2,967,389	19,902	(17,618)	104,910	(170,501)	(808,165)	(791,773)

Equity transactions:
Purchase payments received from contract owners (note 3)	189,953	239,015	22,619	22,273	836,894	1,016,954	11,450,371	27,345,112
Transfers between funds	(1,015,881)	(96,098)	182,256	642,735	56,748	1,934,701	(4,490,894)	3,969,072
Redemptions (note 3)	(1,407,784)	(1,354,459)	(146,874)	(83,539)	(1,430,636)	(2,053,190)	(3,712,342)	(2,718,530)
Annuity benefits	(115)	(102)	-	-	(118)	(131)	-	-
Contract maintenance charges (note 2)	(5,717)	(6,408)	(265)	(307)	(707)	(872)	(1,669)	(1,263)
Contingent deferred sales charges (note 2)	(400)	(3,585)	-	(13)	(1,590)	(3,101)	(28,652)	(2,359)
Adjustments to maintain reserves	(92)	(142)	(49)	(40)	(255)	(1,431)	(424)	(347)

Net equity transactions	(2,240,036)	(1,221,779)	57,687	581,109	(539,664)	892,930	3,216,390	28,591,685

Net change in contract owners’ equity	(1,888,678)	1,745,610	77,589	563,491	(434,754)	722,429	2,408,225	27,799,912
Contract owners’ equity beginning of period	11,348,579	9,602,969	1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541

Contract owners’ equity end of period	$9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688	50,089,678	47,681,453

CHANGES IN UNITS:
Beginning units	1,372,859	1,559,411	125,275	67,987	963,727	874,911	4,567,870	1,874,670
Units purchased	147,517	204,239	46,785	89,206	248,229	491,400	1,481,909	3,777,064
Units redeemed	(424,338)	(390,791)	(40,967)	(31,918)	(300,476)	(402,584)	(1,189,911)	(1,083,864)

Ending units	1,096,038	1,372,859	131,093	125,275	911,480	963,727	4,859,868	4,567,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$123,986	70,821	(2,092,829)	(786,917)	1,623,953	1,404,219	(47)	(22)
Realized gain (loss) on investments	(689,073)	(49,614)	452,161	1,325,524	(185,097)	(94,393)	50	-
Change in unrealized gain (loss) on investments	577,148	(2,429,682)	(1,715,394)	(6,906,910)	5,790,508	(12,688,696)	(23,381)	(535)
Reinvested capital gains	65,496	298,344	-	-	-	2,338,141	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,557	(2,110,131)	(3,356,062)	(6,368,303)	7,229,364	(9,040,729)	(23,378)	(557)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,702,222	7,485,407	58,131,374	77,144,724	46,968,008	96,190,206	83,335	19,156
Transfers between funds	(8,604,318)	3,453,715	(335,022)	12,931,673	(8,333,930)	7,588,200	1,178	127
Redemptions (note 3)	(1,815,231)	(1,905,504)	(32,000,080)	(33,412,498)	(15,241,287)	(17,770,988)	-	-
Annuity benefits	-	-	(1,970)	(2,071)	-	-	-	-
Contract maintenance charges (note 2)	(1,651)	(2,266)	(2,830,857)	(2,204,993)	(1,710,823)	(1,113,814)	-	-
Contingent deferred sales charges (note 2)	(15,365)	(7,470)	(146,538)	(183,891)	(107,473)	(112,359)	-	-
Adjustments to maintain reserves	(341)	(726)	(11,543)	6,334	(20,309)	10,716	(3)	(4)

Net equity transactions	(7,734,684)	9,023,156	22,805,364	54,279,278	21,554,186	84,791,961	84,510	19,279

Net change in contract owners’ equity	(7,657,127)	6,913,025	19,449,302	47,910,975	28,783,550	75,751,232	61,132	18,722
Contract owners’ equity beginning of period	29,755,599	22,842,574	384,943,683	337,032,708	269,467,393	193,716,161	18,722	-

Contract owners’ equity end of period	$22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393	79,854	18,722

CHANGES IN UNITS:
Beginning units	2,492,506	1,763,524	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-
Units purchased	378,358	1,389,538	10,750,114	14,413,009	7,367,057	14,384,724	9,003	2,094
Units redeemed	(986,353)	(660,556)	(8,802,946)	(9,761,988)	(5,299,053)	(6,418,977)	(77)	-

Ending units	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951	11,020	2,094

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVEBD		PMVHYD		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71,316	160	10,216	-	(4,207)	5,934	(1,739)	(14)
Realized gain (loss) on investments	(37,417)	-	2,309	-	234,451	131,094	(14,098)	(38,353)
Change in unrealized gain (loss) on investments	(434,150)	(126)	(1,009)	-	(2,759)	656,925	(8,853)	111,925
Reinvested capital gains	93,809	64	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(306,442)	98	11,516	-	227,485	793,953	(24,690)	73,558

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,658	7,294	483,128	-	738	4,740	-	-
Transfers between funds	3,005,542	47	(417,622)	-	(64,931)	16,603	-	-
Redemptions (note 3)	(225,833)	-	(4,437)	-	(492,688)	(644,781)	(48,900)	(69,467)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(52)	-	-	-	(400)	(428)	(28)	(37)
Contingent deferred sales charges (note 2)	(7,869)	-	-	-	(212)	(289)	-	-
Adjustments to maintain reserves	(729)	(6)	(35)	-	(128)	(153)	(79)	(41)

Net equity transactions	5,089,717	7,335	61,034	-	(557,621)	(624,308)	(49,007)	(69,545)

Net change in contract owners’ equity	4,783,275	7,433	72,550	-	(330,136)	169,645	(73,697)	4,013
Contract owners’ equity beginning of period	7,433	-	-	-	2,814,117	2,644,472	336,690	332,677

Contract owners’ equity end of period	$4,790,708	7,433	72,550	-	2,483,981	2,814,117	262,993	336,690

CHANGES IN UNITS:
Beginning units	807	-	-	-	149,244	187,620	17,177	21,475
Units purchased	641,160	807	86,698	-	5,687	15,706	-	-
Units redeemed	(116,123)	-	(79,713)	-	(33,969)	(54,082)	(2,526)	(4,298)

Ending units	525,844	807	6,985	-	120,962	149,244	14,651	17,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTVB		ACEG2		VYDS		ROCSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,854)	(11,706)	(97,183)	(72,729)	(1,869)	(2,904)	(424)	569
Realized gain (loss) on investments	167,838	76,497	817,744	123,839	10,447	5,366	1,001	36
Change in unrealized gain (loss) on investments	(29,688)	627,591	(371,157)	1,799,146	33,063	120,946	(25,979)	3,323
Reinvested capital gains	45,811	-	-	-	-	-	40,764	3,462

Net increase (decrease) in contract owners’ equity resulting from operations	170,107	692,382	349,404	1,850,256	41,641	123,408	15,362	7,390

Equity transactions:
Purchase payments received from contract owners (note 3)	181	9,028	79,593	35,321	4,912	-	277,355	61,667
Transfers between funds	150,572	(111,603)	(550,404)	1,159,204	(6,318)	-	(2,304)	(373)
Redemptions (note 3)	(256,208)	(359,069)	(945,169)	(1,093,030)	(28,824)	(27,135)	(5,912)	-
Annuity benefits	-	-	(195)	(621)	-	-	-	-
Contract maintenance charges (note 2)	(298)	(311)	(1,642)	(1,573)	(93)	(91)	(209)	-
Contingent deferred sales charges (note 2)	(56)	(160)	(1,166)	(2,862)	-	(98)	-	-
Adjustments to maintain reserves	(62)	(121)	(242)	571	(21)	(8)	(15)	(1)

Net equity transactions	(105,871)	(462,236)	(1,419,225)	97,010	(30,344)	(27,332)	268,915	61,293

Net change in contract owners’ equity	64,236	230,146	(1,069,821)	1,947,266	11,297	96,076	284,277	68,683
Contract owners’ equity beginning of period	2,129,944	1,899,798	7,225,864	5,278,598	486,302	390,226	68,683	-

Contract owners’ equity end of period	$2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302	352,960	68,683

CHANGES IN UNITS:
Beginning units	100,705	127,985	544,932	548,055	25,251	26,781	5,442	-
Units purchased	27,371	16,706	165,593	143,876	262	-	22,707	5,479
Units redeemed	(31,597)	(43,986)	(275,027)	(146,999)	(1,757)	(1,530)	(958)	(37)

Ending units	96,479	100,705	435,498	544,932	23,756	25,251	27,191	5,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRHS2		VWHAS		VWBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(140,188)	(14,955)	(2,609,825)	(1,439,588)	(551,330)	(278,791)	440,865	137,771
Realized gain (loss) on investments	55,220	(756)	13,148,772	3,635,705	1,362,544	270,389	(478,344)	(138,444)
Change in unrealized gain (loss) on investments	568,126	21,134	17,828,289	28,286,049	(8,381,140)	1,462,731	(757,670)	(1,489,019)
Reinvested capital gains	-	-	15,911,115	5,531,671	-	305,242	953,451	2,543

Net increase (decrease) in contract owners’ equity resulting from operations	483,158	5,423	44,278,351	36,013,837	(7,569,926)	1,759,571	158,302	(1,487,149)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,977,812	2,651,033	40,898,936	28,389,930	8,132,373	9,327,333	87,743	174,014
Transfers between funds	5,029,872	685,525	11,515,638	29,269,555	1,354,420	7,259,888	(347,872)	(529,487)
Redemptions (note 3)	(549,979)	(40,304)	(13,142,149)	(9,286,012)	(2,827,930)	(1,709,950)	(1,105,514)	(1,783,625)
Annuity benefits	-	-	-	-	-	-	(3,631)	(3,849)
Contract maintenance charges (note 2)	(612)	(7)	(14,836)	(11,211)	(2,367)	(1,605)	(4,574)	(5,670)
Contingent deferred sales charges (note 2)	(3,397)	(160)	(53,759)	(25,341)	(17,512)	(6,243)	(25)	(28)
Adjustments to maintain reserves	(194)	(45)	(2,244)	(908)	(623)	457,361	1,009	1,038

Net equity transactions	10,453,502	3,296,042	39,201,586	48,336,013	6,638,361	15,326,784	(1,372,864)	(2,147,607)

Net change in contract owners’ equity	10,936,660	3,301,465	83,479,937	84,349,850	(931,565)	17,086,355	(1,214,562)	(3,634,756)
Contract owners’ equity beginning of period	3,301,465	-	140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241

Contract owners’ equity end of period	$14,238,125	3,301,465	223,976,343	140,496,406	29,517,875	30,449,440	10,385,923	11,600,485

CHANGES IN UNITS:
Beginning units	333,972	-	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088
Units purchased	1,386,820	377,031	4,551,786	4,826,489	2,752,399	2,387,468	78,040	20,525
Units redeemed	(324,064)	(43,059)	(3,037,008)	(2,212,808)	(2,107,579)	(862,032)	(132,138)	(106,987)

Ending units	1,396,728	333,972	7,927,446	6,412,668	3,558,339	2,913,519	435,528	489,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWEM		VWHA		WRPMAV		WRPMCV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(212,088)	84,888	(647,815)	(384,800)	65,599	(1,118)	3,116	(685)
Realized gain (loss) on investments	495,716	(343,736)	255,261	(879,531)	18,922	14,551	837	1,258
Change in unrealized gain (loss) on investments	(3,916,514)	3,193,745	(8,642,585)	4,800,793	(186,432)	57,432	(16,159)	24,443
Reinvested capital gains	3,221,490	-	-	1,195,978	305,249	1,468	35,438	463

Net increase (decrease) in contract owners’ equity resulting from operations	(411,396)	2,934,897	(9,035,139)	4,732,440	203,338	72,333	23,232	25,479

Equity transactions:
Purchase payments received from contract owners (note 3)	182,158	328,359	1,654	(152)	5,180,882	1,669,992	393,057	777,723
Transfers between funds	(1,194,747)	(1,443,358)	(3,239,599)	(10,853,129)	151,254	49,301	634	-
Redemptions (note 3)	(2,683,916)	(3,862,895)	(5,142,569)	(6,554,211)	(165,892)	(1,456)	(7,412)	(703)
Annuity benefits	(8,757)	(9,788)	(5,587)	(13,663)	-	-	-	-
Contract maintenance charges (note 2)	(9,470)	(11,302)	(14,401)	(16,910)	(14,916)	-	(6,612)	-
Contingent deferred sales charges (note 2)	(1,367)	(2,012)	(22,093)	(16,583)	-	-	-	-
Adjustments to maintain reserves	171	1,372	243	12,516	(20)	-	(16)	5

Net equity transactions	(3,715,928)	(4,999,624)	(8,422,352)	(17,442,132)	5,151,308	1,717,837	379,651	777,025

Net change in contract owners’ equity	(4,127,324)	(2,064,727)	(17,457,491)	(12,709,692)	5,354,646	1,790,170	402,883	802,504
Contract owners’ equity beginning of period	28,349,410	30,414,137	52,347,458	65,057,150	1,790,170	-	802,504	-

Contract owners’ equity end of period	$24,222,086	28,349,410	34,889,967	52,347,458	7,144,816	1,790,170	1,205,387	802,504

CHANGES IN UNITS:
Beginning units	1,077,764	1,277,864	2,044,581	2,974,012	165,259	-	75,534	-
Units purchased	65,113	139,841	55,952	52,532	489,375	165,396	36,344	75,601
Units redeemed	(205,549)	(339,941)	(440,804)	(981,963)	(17,115)	(137)	(1,308)	(67)

Ending units	937,328	1,077,764	1,659,729	2,044,581	637,519	165,259	110,570	75,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMMV		WRASP		WRHIP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,847	(2,108)	(2,906,518)	(640,731)	3,283,385	1,410,468	(746,740)	(313,722)
Realized gain (loss) on investments	15,893	5,107	2,907,294	1,000,531	797,564	1,143,472	432,323	189,369
Change in unrealized gain (loss) on investments	(36,009)	84,668	(48,329,041)	35,507,719	(4,957,742)	1,522,802	686,121	4,311,574
Reinvested capital gains	126,331	970	30,873,775	-	723,263	-	2,685,829	542,846

Net increase (decrease) in contract owners’ equity resulting from operations	120,062	88,637	(17,454,490)	35,867,519	(153,530)	4,076,742	3,057,533	4,730,067

Equity transactions:
Purchase payments received from contract owners (note 3)	2,706,999	2,302,659	81,953,649	70,117,066	27,723,356	21,482,956	19,349,542	17,397,890
Transfers between funds	(58,085)	-	(8,710,411)	8,231,868	(10,227,347)	36,135,455	1,867,409	7,175,611
Redemptions (note 3)	(148,035)	(1,408)	(17,710,990)	(12,724,857)	(6,842,424)	(4,736,412)	(2,639,675)	(1,124,400)
Annuity benefits	-	-	(1,153)	(1,079)	-	-	-	-
Contract maintenance charges (note 2)	(18,473)	-	(9,821)	(9,164)	(4,201)	(3,027)	(138,990)	(61,933)
Contingent deferred sales charges (note 2)	-	-	(97,348)	(49,168)	(28,916)	(3,713)	(17,200)	(4,046)
Adjustments to maintain reserves	(3)	1	(199)	(870)	(636)	(468)	(532)	(431)

Net equity transactions	2,482,403	2,301,252	55,423,727	65,563,796	10,619,832	52,874,791	18,420,554	23,382,691

Net change in contract owners’ equity	2,602,465	2,389,889	37,969,237	101,431,315	10,466,302	56,951,533	21,478,087	28,112,758
Contract owners’ equity beginning of period	2,389,889	-	223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095

Contract owners’ equity end of period	$4,992,354	2,389,889	261,533,387	223,564,150	92,712,517	82,246,215	57,044,940	35,566,853

CHANGES IN UNITS:
Beginning units	222,311	-	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676
Units purchased	251,203	222,444	6,409,700	6,583,066	6,369,257	7,882,923	2,058,847	2,508,341
Units redeemed	(24,008)	(133)	(2,950,689)	(2,181,025)	(5,486,926)	(3,219,039)	(641,264)	(482,138)

Ending units	449,506	222,311	16,864,654	13,405,643	7,890,294	7,007,963	4,185,462	2,767,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPAP		WRPCP		WRPMP		WRPMAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(30)	-	20,736	30,297	189,825	175,012	319,229	332,469
Realized gain (loss) on investments	(8)	-	17,696	32,472	137,922	72,060	202,093	78,099
Change in unrealized gain (loss) on investments	325	-	(132,541)	170,923	(1,336,423)	3,443,686	(1,934,557)	5,984,011
Reinvested capital gains	210	-	185,753	121,860	2,141,346	876,064	3,495,394	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	497	-	91,644	355,552	1,132,670	4,566,822	2,082,159	8,176,289

Equity transactions:
Purchase payments received from contract owners (note 3)	40,747	-	160,967	893,776	1,894,014	8,430,434	4,106,864	12,816,387
Transfers between funds	(84)	-	485,769	(584,632)	(79,870)	186,411	244,666	438,834
Redemptions (note 3)	-	-	(378,926)	(93,821)	(491,430)	(214,496)	(2,207,112)	(1,065,940)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(17,628)	(12,611)	(184,917)	(110,828)	(293,435)	(185,385)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	(20)	(7)	(24)	2	(37)	7

Net equity transactions	40,665	-	250,162	202,705	1,137,773	8,291,523	1,850,946	12,003,903

Net change in contract owners’ equity	41,162	-	341,806	558,257	2,270,443	12,858,345	3,933,105	20,180,192
Contract owners’ equity beginning of period	-	-	2,869,630	2,311,373	29,770,493	16,912,148	47,456,503	27,276,311

Contract owners’ equity end of period	$41,162	-	3,211,436	2,869,630	32,040,936	29,770,493	51,389,608	47,456,503

CHANGES IN UNITS:
Beginning units	-	-	216,208	199,019	2,057,057	1,406,121	3,153,289	2,235,029
Units purchased	3,366	-	50,280	78,066	134,184	732,550	296,351	1,018,651
Units redeemed	(8)	-	(31,519)	(60,877)	(58,675)	(81,614)	(172,325)	(100,391)

Ending units	3,358	-	234,969	216,208	2,132,566	2,057,057	3,277,315	3,153,289

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMCP		SVDF		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$43,931	63,790	(561)	(595)	(3,941)	(3,241)	(928,095)	(649,528)
Realized gain (loss) on investments	97,232	42,418	4,627	1,901	38,164	13,542	1,529,867	2,139,396
Change in unrealized gain (loss) on investments	(369,643)	677,314	(9,455)	12,241	(7,372)	62,487	(8,101,898)	12,576,461
Reinvested capital gains	482,098	269,849	4,980	1,169	-	-	5,602,650	2,105,421

Net increase (decrease) in contract owners’ equity resulting from operations	253,618	1,053,371	(409)	14,716	26,851	72,788	(1,897,476)	16,171,750

Equity transactions:
Purchase payments received from contract owners (note 3)	505,598	1,702,849	(3,201)	-	2,053	129	11,815,813	11,085,076
Transfers between funds	(217,252)	(394,428)	(2,043)	-	258	(122)	4,156,681	449,489
Redemptions (note 3)	(432,775)	(148,605)	-	-	(1,847)	-	(4,066,556)	(2,352,867)
Annuity benefits	-	-	(3,215)	(4,108)	(25,047)	(22,983)	-	-
Contract maintenance charges (note 2)	(45,827)	(32,369)	26	(4)	(495)	1	(225,573)	(192,933)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(47,801)	(12,452)
Adjustments to maintain reserves	(47)	11	79	107	(1,273)	(1,163)	(879)	(728)

Net equity transactions	(190,303)	1,127,458	(8,354)	(4,005)	(26,351)	(24,138)	11,631,685	8,975,585

Net change in contract owners’ equity	63,315	2,180,829	(8,763)	10,711	500	48,650	9,734,209	25,147,335
Contract owners’ equity beginning of period	7,518,782	5,337,953	48,347	37,636	304,899	256,249	57,488,287	32,340,952

Contract owners’ equity end of period	$7,582,097	7,518,782	39,584	48,347	305,399	304,899	67,222,496	57,488,287

CHANGES IN UNITS:
Beginning units	540,241	449,607	74	74	-	-	2,411,352	2,006,569
Units purchased	36,119	138,162	-	-	-	23	1,307,575	1,159,244
Units redeemed	(49,798)	(47,528)	(74)	-	-	(23)	(796,307)	(754,461)

Ending units	526,562	540,241	-	74	-	-	2,922,620	2,411,352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WFVSMV		WFVTRB		WFVOG2		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(59)	(30)	347	(1)	(680)	(692)	(245,377)	26,703
Realized gain (loss) on investments	534	338	204	226	4,407	4,010	15,576,515	839,428
Change in unrealized gain (loss) on investments	(148)	782	12,130	(20,955)	(11,359)	8,707	(15,474,133)	11,562,325
Reinvested capital gains	-	-	-	9,528	8,453	4,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	327	1,090	12,681	(11,202)	821	16,178	(142,995)	12,428,456

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	852,679	2,366,855
Transfers between funds	508	293	-	-	-	-	(55,681,612)	(86,347)
Redemptions (note 3)	(1,180)	(1,157)	-	-	(10,294)	(11,361)	(2,826,690)	(9,046,161)
Annuity benefits	-	-	-	-	-	-	(4,144)	(11,453)
Contract maintenance charges (note 2)	-	-	-	-	(3)	(12)	(6,874)	(18,727)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(2,590)	(19,832)
Adjustments to maintain reserves	(14)	3	(2)	(3)	(23)	7	39,858	(206)

Net equity transactions	(686)	(861)	(2)	(3)	(10,320)	(11,366)	(57,629,373)	(6,815,871)

Net change in contract owners’ equity	(359)	229	12,679	(11,205)	(9,499)	4,812	(57,772,368)	5,612,585
Contract owners’ equity beginning of period	7,637	7,408	296,394	307,599	53,355	48,543	57,772,368	52,159,783

Contract owners’ equity end of period	$7,278	7,637	309,073	296,394	43,856	53,355	-	57,772,368

CHANGES IN UNITS:
Beginning units	684	753	21,348	21,348	2,784	3,493	1,979,986	2,245,911
Units purchased	91	41	-	-	-	-	45,128	219,187
Units redeemed	(144)	(110)	-	-	(549)	(709)	(2,025,114)	(485,112)

Ending units	631	684	21,348	21,348	2,235	2,784	-	1,979,986

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS4		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(434,427)	(240,328)	(88,146)	99,498	(351,871)	563,577	(631,228)	4,066,513
Realized gain (loss) on investments	20,487,298	417,834	1,300,629	1,664,645	28,423,031	6,392,261	5,000,151	579,522
Change in unrealized gain (loss) on investments	(20,382,840)	16,767,000	(1,827,193)	(2,448,177)	(27,292,100)	6,440,659	(3,834,961)	(6,162,439)
Reinvested capital gains	-	-	-	-	-	-	-	1,551,702

Net increase (decrease) in contract owners’ equity resulting from operations	(329,969)	16,944,506	(614,710)	(684,034)	779,060	13,396,497	533,962	35,298

Equity transactions:
Purchase payments received from contract owners (note 3)	6,316,848	15,007,120	69,766	258,905	84,896	527,373	5,235,160	23,379,112
Transfers between funds	(90,195,413)	(2,235,072)	(17,607,611)	(4,152,718)	(68,961,905)	(4,865,003)	(127,678,702)	(3,582,822)
Redemptions (note 3)	(3,680,694)	(9,667,941)	(950,175)	(3,745,160)	(2,791,809)	(8,914,776)	(5,633,042)	(13,920,637)
Annuity benefits	(5,923)	(16,383)	-	-	(957)	(2,534)	(5,400)	(26,648)
Contract maintenance charges (note 2)	(2,176)	(6,702)	(819)	(2,818)	(72,532)	(193,820)	(3,268)	(10,944)
Contingent deferred sales charges (note 2)	(31,099)	(26,681)	(5,398)	(10,340)	(9,713)	(25,253)	(6,254)	(38,610)
Adjustments to maintain reserves	(12,179)	(770)	(155)	(278)	(4,254)	(786)	(24,689)	(1,957)

Net equity transactions	(87,610,636)	3,053,571	(18,494,392)	(7,652,409)	(71,756,274)	(13,474,799)	(128,116,195)	5,797,494

Net change in contract owners’ equity	(87,940,605)	19,998,077	(19,109,102)	(8,336,443)	(70,977,214)	(78,302)	(127,582,233)	5,832,792
Contract owners’ equity beginning of period	87,940,605	67,942,528	19,109,102	27,445,545	70,977,214	71,055,516	127,582,233	121,749,441

Contract owners’ equity end of period	$-	87,940,605	-	19,109,102	-	70,977,214	-	127,582,233

CHANGES IN UNITS:
Beginning units	4,545,894	4,390,476	1,142,861	1,605,393	3,996,862	4,857,387	7,038,230	6,702,502
Units purchased	456,125	1,468,600	55,928	207,201	98,810	492,930	478,243	2,060,453
Units redeemed	(5,002,019)	(1,313,182)	(1,198,789)	(669,733)	(4,095,672)	(1,353,455)	(7,516,473)	(1,724,725)

Ending units	-	4,545,894	-	1,142,861	-	3,996,862	-	7,038,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,546,155	4,234,895	5,227	(49,868)	(51,015)	(313,805)	396,342	(198,553)
Realized gain (loss) on investments	(951,779)	3,857,490	1,272,494	307,112	2,115,256	1,213,668	7,325,305	1,151,908
Change in unrealized gain (loss) on investments	1,851,623	(3,372,155)	(1,864,675)	(550,033)	(4,053,704)	(1,437,303)	(7,368,866)	2,684,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,445,999	4,720,230	(586,954)	(292,789)	(1,989,463)	(537,440)	352,781	3,637,803

Equity transactions:
Purchase payments received from contract owners (note 3)	2,286,386	8,351,250	97,040	473,963	3,367,255	12,304,571	77,060	372,376
Transfers between funds	(88,810,512)	(16,457,087)	(15,382,068)	(2,797,407)	(56,134,641)	(2,748,187)	(23,984,407)	(575,205)
Redemptions (note 3)	(3,570,333)	(9,944,098)	(591,484)	(3,087,204)	(1,426,913)	(5,113,543)	(807,349)	(3,502,036)
Annuity benefits	-	(1,797)	(671)	(7,362)	(736)	(2,357)	(1,566)	(4,709)
Contract maintenance charges (note 2)	(1,803)	(5,492)	(2,489)	(8,769)	(1,793)	(5,154)	(3,224)	(9,660)
Contingent deferred sales charges (note 2)	(5,419)	(18,770)	(879)	(5,453)	(6,907)	(17,636)	(1,026)	(3,498)
Adjustments to maintain reserves	(209)	(677)	(15,941)	2,820	(1,239)	(754)	(20,113)	(6,139)

Net equity transactions	(90,101,890)	(18,076,671)	(15,896,492)	(5,429,412)	(54,204,974)	4,416,940	(24,740,625)	(3,728,871)

Net change in contract owners’ equity	(87,655,891)	(13,356,441)	(16,483,446)	(5,722,201)	(56,194,437)	3,879,500	(24,387,844)	(91,068)
Contract owners’ equity beginning of period	87,655,891	101,012,332	16,483,446	22,205,647	56,194,437	52,314,937	24,387,844	24,478,912

Contract owners’ equity end of period	$-	87,655,891	-	16,483,446	-	56,194,437	-	24,387,844

CHANGES IN UNITS:
Beginning units	5,499,724	6,661,716	656,098	878,960	2,953,153	2,705,132	1,095,402	1,277,738
Units purchased	558,034	2,557,270	10,408	99,272	362,766	1,218,199	14,590	34,433
Units redeemed	(6,057,758)	(3,719,262)	(666,506)	(322,134)	(3,315,919)	(970,178)	(1,109,992)	(216,769)

Ending units	-	5,499,724	-	656,098	-	2,953,153	-	1,095,402

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		ACVVS1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$242,477	(38,471)	96,994	43,404	1,226,031	477,965	(9)	(47)
Realized gain (loss) on investments	12,361,169	1,651,681	730,786	(45,030)	12,666,771	496,957	75	1,970
Change in unrealized gain (loss) on investments	(12,399,149)	4,480,393	(880,426)	906,213	(14,646,375)	10,330,848	(440)	(1,120)
Reinvested capital gains	-	-	-	-	-	-	296	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,497	6,093,603	(52,646)	904,587	(753,573)	11,305,770	(78)	803

Equity transactions:
Purchase payments received from contract owners (note 3)	133,524	521,622	48,054	205,183	1,287,067	4,594,960	-	(138)
Transfers between funds	(34,085,541)	(820,925)	(4,935,732)	(222,419)	(65,679,945)	(4,469,670)	-	138
Redemptions (note 3)	(1,133,441)	(4,479,631)	(214,211)	(795,867)	(1,648,384)	(4,253,607)	-	-
Annuity benefits	(2,558)	(7,120)	-	-	-	(1,218)	-	(3,481)
Contract maintenance charges (note 2)	(4,958)	(14,741)	(617)	(1,868)	(127,815)	(415,596)	-	-
Contingent deferred sales charges (note 2)	(413)	(2,030)	(236)	(1,150)	(8,552)	(24,676)	-	-
Adjustments to maintain reserves	(4,002)	(199)	(19)	(94)	(14,613)	(852)	(2,607)	1,293

Net equity transactions	(35,097,389)	(4,803,024)	(5,102,761)	(816,215)	(66,192,242)	(4,570,659)	(2,607)	(2,188)

Net change in contract owners’ equity	(34,892,892)	1,290,579	(5,155,407)	88,372	(66,945,815)	6,735,111	(2,685)	(1,385)
Contract owners’ equity beginning of period	34,892,892	33,602,313	5,155,407	5,067,035	66,945,815	60,210,704	2,685	4,070

Contract owners’ equity end of period	$-	34,892,892	-	5,155,407	-	66,945,815	-	2,685

CHANGES IN UNITS:
Beginning units	3,088,532	3,566,046	284,346	334,802	5,533,991	5,926,599	-	-
Units purchased	20,892	72,266	6,864	30,053	242,823	1,010,250	-	28
Units redeemed	(3,109,424)	(549,780)	(291,210)	(80,509)	(5,776,814)	(1,402,858)	-	(28)

Ending units	-	3,088,532	-	284,346	-	5,533,991	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

  Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

  Growth Fund - Class 1 (AFGF)

  High-Income Bond Fund - Class 1 (AFHY)

  Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

  U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

STERLING CAPITAL FUNDS

  Variable Insurance Funds - Equity Income VIF (BBGI)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

  Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

  VIP Value Series: Service Class (DWVVLS)

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

  VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)

  Enterprise Portfolio: Service Shares (JAMGS)

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)

  New Discovery Series - Service Class (MNDSC)

  Utilities Series - Service Class (MVUSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Real Estate Portfolio - Class II (VKVGR2)

  U.S. Real Estate Portfolio - Class I (MSVRE)*

  U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

  American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

  American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class II (GEM2)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  Invesco NVIT Comstock Value Fund - Class II (EIF2)

  NVIT Real Estate Fund - Class I (NVRE1)

  NVIT Real Estate Fund - Class II (NVRE2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class II (GVEX2)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

  TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

  Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

  Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)*

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)*

  VP International Fund - Class II (ACVI2)*

  VP International Fund - Class III (ACVI3)*

  VP International Fund - Class IV (ACVI4)*

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

  Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Service Shares (FCA2S)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Initial Class R (FHIPR)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Initial Class R (FOPR)

  VIP Overseas Portfolio - Service Class 2 (FO2)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 2 (FTVRD2)

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

  Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

  Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Growth Portfolio - I Class Shares (AMTG)*

  Guardian Portfolio - I Class Shares (AMGP)*

  International Portfolio - S Class Shares (AMINS)

  Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  International Growth Fund/VA- Service Shares (OVIGS)

  Capital Income Fund/VA - Non-Service Shares (OVMS)

  Core Bond Fund/VA - Non-Service Shares (OVB)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  International Growth Fund/VA - Non-Service Shares (OVIG)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

  VT Voyager Fund: Class IB (PVTVB)

  PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

  VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

  VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class  (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility  (WRPMAV)

  Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

  Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

  Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

  Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

  Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

  Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

  Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

  Advantage VT Discovery Fund (SVDF)*

  Advantage VT Opportunity Fund - Class 2 (SVOF)*

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

  Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

  Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2014, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.5%(54)	0.5%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.5%(62)	1.5%(62)
Nationwide Lifetime Income Track Charge			1.5%(61)	1.5%(61)			1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.4%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.4%(64)	-		0.4%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring ..	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.4%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.4%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)(60)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2

0.40%	$559,091	$-	$155	$-	$333	$-	$-	$503
0.60%	80,108	-	92	-	91	-	-	-
0.65%	274,968	-	-	-	-	-	-	-
0.75%	810,591	-	-	-	-	-	-	-
0.80%	208,186	-	-	-	-	-	-	-
0.85%	1,073,553	-	-	-	-	-	-	-
0.95%	308,954	1,566	-	-	-	-	-	-
1.05%	293,224	3,895	-	-	-	-	-	-
1.10%	11,837,941	-	-	113	-	-	-	-
1.15%	59,258,619	-	-	1,561	-	-	-	221,584
1.20%	363,991	-	-	-	-	-	-	-
1.25%	4,961,594	-	-	20	-	-	-	-
1.30%	163,935,790	-	-	11,126	-	162,756	15,079	3,640,475
1.35%	14,829,869	-	-	1,598	-	-	-	83,244
1.40%	16,643,146	-	-	300	-	-	-	-
1.45%	5,745,622	-	-	-	-	-	-	-
1.50%	40,482,573	-	-	23,875	-	-	-	977,359
1.55%	40,135,408	-	-	1,226	-	-	-	-
1.60%	10,865,773	-	-	19,705	-	-	-	208,630
1.65%	11,220,525	-	-	1,320	-	-	-	103,662
1.70%	2,919,537	-	-	-	-	-	-	467
1.75%	139,303,743	-	-	54,858	-	-	-	2,781,631
1.80%	9,670,708	-	-	11,699	-	-	-	91,394
1.85%	21,193,221	-	-	4,452	-	-	-	657,537
1.90%	3,441,361	-	-	-	-	-	-	-
1.95%	29,291,085	-	-	19,127	-	-	-	585,586
2.00%	10,757,923	-	-	4,456	-	-	-	30,121
2.05%	6,288,033	-	-	8,160	-	-	-	156,495
2.10%	7,505,428	-	-	5,554	-	-	-	74,000
2.15%	5,912,692	-	-	192	-	-	-	1,067
2.20%	12,785,402	-	-	20,486	-	-	-	424,479
2.25%	1,828,525	-	-	4,283	-	-	-	24,266
2.30%	6,594,626	-	-	7,759	-	-	-	86,717
2.35%	4,776,117	-	-	-	-	-	-	-
2.40%	2,804,231	-	-	10,429	-	-	-	113,389
2.45%	1,297,749	-	-	574	-	-	-	5,398
2.50%	4,135,628	-	-	615	-	-	-	62,748
2.55%	1,358,380	-	-	3,321	-	-	-	768
2.60%	356,533	-	-	273	-	-	-	-
2.65%	556,247	-	-	180	-	-	-	-
2.70%	420,365	-	-	-	-	-	-	-
2.75%	261,378	-	-	-	-	-	-	4,167
2.80%	214,008	-	-	-	-	-	-	-
2.85%	143,246	-	-	-	-	-	-	-
2.90%	59,434	-	-	-	-	-	-	-
2.95%	60,240	-	-	-	-	-	-	-
3.00%	80,518	-	-	-	-	-	-	-
3.05%	28,437	-	-	-	-	-	-	-
3.10%	5,904	-	-	-	-	-	-	-
3.40%	1,764	-	-	-	-	-	-	-

Totals	$657,941,989	$5,461	$247	$217,262	$424	$162,756	$15,079	$10,335,687

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$842	$-	$1,031	$161	$-	$562	$-
0.60%	-	548	-	888	893	-	-	-
0.65%	-	9	-	-	-	-	1,384	-
0.75%	-	4,545	12,873	-	-	-	10,529	-
0.80%	-	484	-	-	-	11,660	-	2,779
0.85%	-	927	19,423	-	-	-	27,336	-
0.95%	-	862	24,670	-	-	-	21,212	-
1.05%	-	2,338	27,432	-	-	-	20,086	-
1.10%	-	25,321	-	-	14	-	41,283	-
1.15%	-	119,977	-	-	7,663	-	335,725	-
1.20%	-	679	-	-	-	-	9,671	-
1.25%	-	38,818	-	-	780	-	33,472	-
1.30%	12,066	434,316	-	-	32,746	2,177,813	272,976	470,346
1.35%	-	123,933	3,204	-	8,513	-	81,543	-
1.40%	-	57,758	-	-	1,148	1,015,517	20,339	122,963
1.45%	-	36,882	18	-	605	-	96,829	-
1.50%	-	779,440	-	-	23,435	-	241,151	-
1.55%	-	217,741	48	-	4,294	-	228,957	-
1.60%	-	400,335	-	-	15,341	-	85,534	-
1.65%	-	95,678	-	-	3,322	-	63,548	-
1.70%	-	13,294	-	-	-	-	16,723	-
1.75%	-	1,098,962	-	-	30,615	-	429,671	-
1.80%	-	161,148	-	-	1,860	-	73,227	-
1.85%	-	86,588	-	-	10,374	-	108,161	-
1.90%	-	13,127	-	-	274	-	11,572	-
1.95%	-	478,832	-	-	28,374	-	78,696	-
2.00%	-	56,620	-	-	2,601	-	64,091	-
2.05%	-	64,772	-	-	9,692	-	22,554	-
2.10%	-	103,813	-	-	3,743	-	32,833	-
2.15%	-	41,921	-	-	1,935	-	8,131	-
2.20%	-	235,963	-	-	17,579	-	49,455	-
2.25%	-	13,948	-	-	28	-	6,744	-
2.30%	-	79,659	-	-	9,179	-	30,332	-
2.35%	-	3,273	-	-	44	-	8,296	-
2.40%	-	59,747	-	-	4,174	-	3,517	-
2.45%	-	6,379	-	-	335	-	2,720	-
2.50%	-	5,545	-	-	2,001	-	2,929	-
2.55%	-	8,750	-	-	1,394	-	6,134	-
2.60%	-	3,515	-	-	-	-	-	-
2.65%	-	5,701	-	-	1,518	-	656	-
2.70%	-	-	-	-	-	-	894	-
2.75%	-	894	-	-	17	-	-	-
2.80%	-	-	-	-	-	-	139	-
2.85%	-	329	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,066	$4,884,213	$87,668	$1,919	$224,652	$3,204,990	$2,549,612	$596,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$1,179	$478	$95	$89	$198	$102	$-	$333
0.60%	374	1,619	1	335	91	-	-	277
0.65%	-	-	-	120	644	40	-	-
0.75%	-	-	-	1,555	617	239	1,256	-
0.80%	-	-	-	-	-	-	455	-
0.85%	-	-	-	2,983	1,538	37	1,762	-
0.95%	-	-	-	-	-	-	890	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	191	4,112	71	4,116	-
1.15%	2,028	-	1,067	11,725	31,306	3,191	34,201	-
1.20%	-	-	-	-	-	-	562	-
1.25%	115	-	-	26	963	63	8,539	-
1.30%	13,096	-	7,047	76,671	153,478	23,440	47,346	-
1.35%	12,979	-	226	5,632	9,876	2,210	13,141	-
1.40%	168	-	200	641	930	186	4,614	-
1.45%	1,692	-	40	1,993	722	98	6,060	-
1.50%	11,103	-	19,297	27,045	53,410	21,767	16,120	-
1.55%	6,615	-	1,043	1,556	15,710	1,667	40,234	-
1.60%	10,922	-	9,878	8,716	17,478	9,984	4,096	-
1.65%	46,124	-	435	4,123	10,841	2,897	5,386	-
1.70%	39	-	3	774	128	33	4,357	-
1.75%	13,280	-	23,732	39,721	82,888	39,494	59,581	-
1.80%	4,464	-	614	1,922	8,647	2,930	7,135	-
1.85%	795	-	6,048	7,985	42,250	9,410	8,374	-
1.90%	157	-	-	49	7,690	-	2,172	-
1.95%	7,088	-	9,029	13,614	34,056	15,028	18,649	-
2.00%	3,560	-	1,268	1,196	11,633	2,066	5,486	-
2.05%	1,948	-	4,086	3,626	14,406	3,382	2,888	-
2.10%	2,075	-	2,011	2,092	6,404	7,257	21,123	-
2.15%	-	-	148	-	1,794	2,821	5,799	-
2.20%	652	-	5,967	13,343	8,963	4,885	4,835	-
2.25%	951	-	679	33	115	298	1,221	-
2.30%	192	-	406	3,201	12,394	11,396	6,776	-
2.35%	-	-	-	210	3,320	470	5,314	-
2.40%	5,175	-	319	1,530	3,145	1,298	75	-
2.45%	360	-	124	-	2,619	988	1,806	-
2.50%	288	-	50	668	778	374	2,442	-
2.55%	-	-	-	1,724	8,469	3,180	1,560	-
2.60%	-	-	-	-	85	-	182	-
2.65%	-	-	-	1,190	1,154	50	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	126	-	-	-	-	17	648	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	170	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$147,545	$2,097	$93,983	$236,279	$552,852	$171,369	$349,201	$610

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$149	$1,676	$487	$-	$830	$-
0.60%	-	-	181	699	367	-	369	-
0.65%	-	-	-	966	-	-	-	-
0.75%	-	-	-	2,977	268	1,468	-	-
0.80%	638	-	-	3,033	536	2,244	-	-
0.85%	-	-	-	7,674	2,309	3,617	-	-
0.95%	-	13,972	-	11,184	266	12,373	-	545
1.05%	-	24,345	-	11,400	413	8,957	-	-
1.10%	-	652	-	23,414	1,420	5,137	20	242
1.15%	-	17,017	-	224,444	21,775	105,764	2,068	18,025
1.20%	-	70	-	268	-	-	-	409
1.25%	-	9,543	-	16,601	1,537	16,168	161	11,496
1.30%	155,761	198	-	469,840	130,138	290,490	7,692	474
1.35%	-	255	-	75,191	12,056	35,718	1,643	2,798
1.40%	53,948	1,508	-	55,775	24,462	62,794	668	1,730
1.45%	-	4,209	-	21,998	5,588	14,974	1,087	3,538
1.50%	-	11,584	-	137,740	53,877	51,818	4,070	10,812
1.55%	-	27,520	-	174,974	14,572	111,417	1,226	20,758
1.60%	-	2,943	-	65,234	36,722	35,736	3,267	2,593
1.65%	-	-	-	38,533	18,246	19,482	666	882
1.70%	-	5,109	-	14,499	619	9,044	29	4,161
1.75%	-	19,760	-	449,795	46,821	102,614	5,537	13,856
1.80%	-	2,456	-	30,021	12,094	25,292	1,066	3,732
1.85%	-	2,133	-	65,834	12,356	14,473	1,396	6,149
1.90%	-	1,208	-	7,403	550	4,722	609	2,767
1.95%	-	257	-	94,544	21,284	28,992	10,189	1,444
2.00%	-	-	-	59,982	2,357	23,819	368	-
2.05%	-	2,636	-	12,528	4,429	19,271	1,119	5,042
2.10%	-	1,121	-	42,265	9,976	7,640	192	1,055
2.15%	-	2,931	-	24,445	2,199	6,054	179	1,072
2.20%	-	1,443	-	48,229	19,794	18,146	5,540	1,133
2.25%	-	-	-	6,065	1,497	1,600	192	-
2.30%	-	-	-	28,804	3,234	4,298	3,289	259
2.35%	-	-	-	15,670	-	765	-	360
2.40%	-	-	-	6,360	2,247	3,990	7,692	-
2.45%	-	-	-	7,106	782	1,765	274	240
2.50%	-	-	-	9,994	120	381	127	20
2.55%	-	-	-	3,714	5,096	1,601	5,429	38
2.60%	-	-	-	915	77	140	-	-
2.65%	-	-	-	2,539	1,324	3,492	20	-
2.70%	-	-	-	1,245	-	-	-	-
2.75%	-	-	-	159	153	93	2,684	-
2.80%	-	-	-	146	-	5,604	560	-
2.85%	-	-	-	-	-	-	6,908	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$210,347	$152,870	$330	$2,275,883	$472,048	$1,061,953	$77,166	$115,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$543	$108	$3,842	$3,779	$-	$-	$-	$197
0.60%	-	184	32	239	-	-	-	47
0.65%	-	-	2,026	1,159	-	-	-	-
0.75%	346	-	11,348	6,660	-	-	-	-
0.80%	-	-	872	-	34	-	19	-
0.85%	622	-	18,439	6,997	-	-	-	-
0.95%	-	-	2,323	2,473	-	4,315	-	-
1.05%	-	-	1,538	1,401	-	1,421	-	-
1.10%	163	-	78,618	5,625	-	4,514	-	154
1.15%	15,207	-	639,074	152,444	-	34,246	-	1,382
1.20%	-	-	6,135	-	-	66	-	-
1.25%	782	-	51,858	9,505	-	5,190	-	1,519
1.30%	51,642	-	677,459	539,910	15,652	-	21,493	-
1.35%	9,697	-	172,167	54,457	-	7,829	-	-
1.40%	5,984	-	107,504	29,424	5,182	2,189	11,350	638
1.45%	2,522	-	75,301	26,993	-	10,838	-	587
1.50%	37,572	-	280,789	212,664	-	12,890	-	3,668
1.55%	12,395	-	577,665	93,056	-	40,512	-	1,508
1.60%	19,313	-	123,570	107,313	-	3,166	-	-
1.65%	4,474	-	146,211	43,963	-	6,539	-	-
1.70%	1,287	-	59,639	2,484	-	12,728	-	434
1.75%	72,558	-	1,467,402	497,404	-	54,334	-	621
1.80%	8,909	-	140,322	28,889	-	5,319	-	115
1.85%	8,992	-	151,623	119,649	-	3,131	-	57
1.90%	244	-	38,011	12,465	-	1,886	-	-
1.95%	30,134	-	254,489	116,581	-	6,248	-	-
2.00%	6,130	-	175,624	48,955	-	7,784	-	-
2.05%	10,332	-	51,530	49,070	-	1,827	-	82
2.10%	12,291	-	87,467	27,567	-	2,293	-	-
2.15%	4,250	-	116,700	11,207	-	1,937	-	-
2.20%	11,029	-	103,714	84,249	-	2,155	-	-
2.25%	168	-	22,868	2,994	-	795	-	-
2.30%	7,189	-	56,571	55,139	-	1,820	-	-
2.35%	1,139	-	89,286	6,068	-	2,991	-	-
2.40%	6,346	-	49,486	18,936	-	428	-	-
2.45%	720	-	16,574	8,658	-	146	-	-
2.50%	521	-	10,700	3,649	-	2,304	-	-
2.55%	3,974	-	22,016	31,971	-	72	-	-
2.60%	-	-	12,471	2,117	-	-	-	-
2.65%	1,200	-	4,484	5,715	-	-	-	-
2.70%	-	-	4,725	-	-	-	-	-
2.75%	-	-	1,403	5,315	-	-	-	-
2.80%	-	-	799	2,154	-	-	-	-
2.85%	-	-	231	-	-	-	-	-
2.90%	-	-	927	-	-	-	-	-
2.95%	-	-	619	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	126	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$348,675	$292	$5,916,578	$2,439,298	$20,868	$241,913	$32,862	$11,009

	VKVGR2	MSVRE	MSVREB	NAMAA2	NAMGI2	NVAMV1	NVAMV2	GVAAA2

0.40%	$90	$-	$-	$8	$-	$-	$849	$18,908
0.60%	200	-	-	197	-	-	201	1,745
0.65%	-	-	-	-	-	-	1,359	22,561
0.75%	-	-	-	-	-	-	2,875	44,797
0.80%	-	-	-	-	-	1,850	-	1,114
0.85%	-	-	-	-	-	-	3,794	41,815
0.95%	-	-	-	-	-	-	4,653	727
1.05%	-	-	-	-	-	-	5,518	2,168
1.10%	-	-	-	-	-	-	42,638	2,014,820
1.15%	-	-	25	4,054	396	-	375,980	7,715,498
1.20%	-	-	-	-	-	-	571	13,000
1.25%	-	-	-	15	-	-	50,482	591,754
1.30%	-	108	-	246,557	30,669	549,899	221,080	18,463,809
1.35%	-	-	1	41	-	-	136,595	1,770,562
1.40%	-	325	-	-	-	189,457	23,808	338,973
1.45%	-	-	-	-	-	-	64,998	594,250
1.50%	-	-	28	69,111	6,314	-	128,053	4,942,950
1.55%	-	-	-	27	-	-	343,426	4,730,212
1.60%	-	-	-	12,440	191	-	44,999	666,756
1.65%	-	-	-	4,744	2,503	-	63,858	1,416,594
1.70%	-	-	-	-	-	-	37,453	300,409
1.75%	369	-	-	102,166	9,097	-	526,128	18,415,101
1.80%	-	-	-	2,303	85	-	50,808	892,560
1.85%	-	-	-	32,664	3,497	-	89,573	2,748,599
1.90%	-	-	-	-	-	-	25,836	249,289
1.95%	1,283	-	-	71,884	7,408	-	84,466	3,708,455
2.00%	-	-	-	322	241	-	34,541	1,368,976
2.05%	-	-	-	1,752	874	-	21,224	679,877
2.10%	522	-	-	5,215	1,349	-	36,570	893,141
2.15%	-	-	-	-	-	-	27,485	324,176
2.20%	54	-	-	2,204	-	-	47,836	1,577,594
2.25%	-	-	-	-	95	-	6,035	137,946
2.30%	-	-	-	2,110	503	-	41,822	683,432
2.35%	-	-	-	-	-	-	21,972	324,766
2.40%	-	-	-	19,740	5,275	-	8,574	231,252
2.45%	-	-	-	899	-	-	8,301	170,489
2.50%	-	-	-	2,905	261	-	12,780	503,368
2.55%	243	-	-	-	-	-	18,536	168,329
2.60%	-	-	-	-	-	-	1,835	32,121
2.65%	-	-	-	-	-	-	2,307	65,092
2.70%	-	-	-	-	-	-	1,279	24,073
2.75%	-	-	-	41	274	-	3,640	17,093
2.80%	-	-	-	-	-	-	2,655	37,828
2.85%	-	-	-	27	-	-	86	17,809
2.90%	-	-	-	-	-	-	-	6,092
2.95%	-	-	-	-	-	-	80	706
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	861
3.40%	-	-	-	-	-	-	-	-

	$2,761	$433	$54	$581,426	$69,032	$741,206	$2,627,559	$76,972,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG

0.40%	$1,147	$3,102	$2,489	$2,339	$67	$302	$-	$266
0.60%	896	1,410	2,970	4,247	44	90	-	294
0.65%	5,303	787	376	6,307	-	-	-	-
0.75%	9,781	3,212	2,638	13,591	285	-	761	-
0.80%	465	1,148	2,148	445	1,582	728	-	770
0.85%	7,259	5,528	9,463	10,417	1,555	-	1,556	-
0.95%	4,967	1,523	2,177	2,544	3,634	-	765	-
1.05%	1,635	1,411	3,005	534	1,059	-	796	-
1.10%	444,106	33,479	68,054	439,931	2,903	-	1,943	-
1.15%	2,415,305	266,046	433,185	2,528,910	100,721	-	70,788	-
1.20%	6,529	999	1,416	6,049	730	-	625	-
1.25%	111,846	29,832	38,633	114,215	17,977	-	8,910	-
1.30%	6,986,742	593,455	812,601	7,485,911	99,107	105,990	34,233	139,782
1.35%	510,754	110,870	156,718	566,991	27,109	-	21,808	-
1.40%	61,026	37,192	66,886	47,280	28,440	21,910	3,308	79,931
1.45%	211,282	33,220	60,961	206,632	24,060	-	15,257	-
1.50%	1,555,945	276,162	491,451	1,904,582	85,226	-	72,597	-
1.55%	1,473,406	221,532	395,385	1,553,990	97,993	-	57,108	-
1.60%	90,255	165,665	264,848	307,625	55,009	-	58,623	-
1.65%	419,548	58,021	104,029	468,835	20,091	-	19,390	-
1.70%	104,565	16,801	36,535	97,815	7,732	-	3,563	-
1.75%	5,474,783	666,326	1,063,744	6,046,669	107,017	-	96,471	-
1.80%	287,961	71,055	122,193	324,817	42,127	-	18,751	-
1.85%	1,261,494	90,647	147,189	1,389,034	51,175	-	17,464	-
1.90%	147,793	13,552	26,268	152,280	2,831	-	1,810	-
1.95%	1,006,542	203,698	371,474	1,226,672	26,702	-	44,911	-
2.00%	379,874	48,701	104,498	436,084	12,120	-	8,751	-
2.05%	365,742	30,569	86,412	414,139	9,014	-	27,716	-
2.10%	256,704	54,766	61,428	301,064	6,522	-	30,461	-
2.15%	181,073	18,779	31,479	197,488	3,275	-	4,364	-
2.20%	397,119	74,121	129,186	498,188	31,566	-	45,063	-
2.25%	69,883	6,964	11,954	78,309	1,344	-	2,150	-
2.30%	327,528	35,292	49,203	381,271	14,013	-	9,516	-
2.35%	273,707	9,563	24,418	284,140	836	-	1,110	-
2.40%	106,132	17,149	29,635	139,286	1,191	-	4,557	-
2.45%	59,817	4,929	10,048	75,500	1,451	-	2,572	-
2.50%	354,865	11,973	17,725	378,018	287	-	1,674	-
2.55%	32,566	7,158	10,874	41,747	1,278	-	6,045	-
2.60%	28,430	885	2,342	31,155	-	-	2,251	-
2.65%	53,597	1,807	11,829	59,472	344	-	5,751	-
2.70%	22,099	254	1,654	20,879	-	-	-	-
2.75%	9,548	357	974	9,434	28	-	74	-
2.80%	6,740	541	1,207	17,644	-	-	5,395	-
2.85%	16,283	195	171	17,332	-	-	-	-
2.90%	4,750	-	-	5,036	-	-	-	-
2.95%	699	40	29	738	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	851	-	-	901	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$25,549,342	$3,230,716	$5,271,902	$28,296,487	$888,445	$129,020	$708,888	$221,043

	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.40%	$151	$-	$260	$-	$623	$-	$1,405	$11,584
0.60%	-	-	-	-	263	-	-	1,248
0.65%	30	-	37	-	1,765	-	8,084	35,014
0.75%	554	-	989	-	6,143	814	23,355	36,108
0.80%	-	3,836	-	221	-	295	35	17
0.85%	2,051	-	902	-	9,805	880	55,826	100,093
0.95%	517	-	108	-	-	-	-	-
1.05%	296	-	33	-	379	-	-	-
1.10%	8,511	-	7,965	-	39,070	1,875	1,117,991	1,180,597
1.15%	53,538	-	38,840	-	329,863	65,718	2,180,503	4,481,154
1.20%	-	-	177	-	4,524	-	26,929	11,811
1.25%	3,091	-	10,342	-	18,376	5,100	230,781	332,749
1.30%	58,421	742,030	87,025	34,183	103,090	62,396	9,693,052	9,560,849
1.35%	16,395	-	12,588	-	65,596	12,245	462,134	1,175,965
1.40%	1,662	385,444	1,269	5,315	38,294	4,052	54,047	20,847
1.45%	8,808	-	1,681	-	31,417	2,332	180,746	276,964
1.50%	39,991	-	38,074	-	74,527	73,659	2,308,250	2,829,119
1.55%	41,710	-	42,566	-	320,896	52,882	1,185,982	2,133,897
1.60%	15,320	-	16,654	-	28,052	47,412	224,881	116,529
1.65%	9,153	-	8,908	-	74,442	8,973	437,674	552,239
1.70%	2,765	-	1,602	-	31,101	1,231	49,994	173,495
1.75%	114,950	-	95,429	-	689,294	217,227	6,837,162	13,090,339
1.80%	9,165	-	15,523	-	63,404	38,082	261,158	378,073
1.85%	14,185	-	15,396	-	55,678	5,279	1,200,637	1,265,630
1.90%	4,011	-	3,328	-	8,428	1,290	131,684	406,709
1.95%	37,101	-	34,532	-	92,184	69,330	1,176,665	2,903,486
2.00%	12,356	-	10,637	-	105,622	19,665	399,935	599,553
2.05%	11,806	-	6,623	-	34,863	11,655	226,878	349,398
2.10%	8,916	-	5,304	-	55,170	28,120	261,339	614,620
2.15%	2,035	-	6,011	-	75,550	6,074	160,682	426,545
2.20%	12,752	-	19,271	-	49,873	37,382	487,189	833,902
2.25%	1,335	-	401	-	13,199	4,449	43,973	33,255
2.30%	21,461	-	9,799	-	21,531	18,434	303,869	544,336
2.35%	2,879	-	5,548	-	67,697	1,767	199,789	277,576
2.40%	3,329	-	395	-	25,066	5,042	71,158	122,927
2.45%	4,531	-	1,691	-	9,785	1,206	38,482	118,384
2.50%	801	-	241	-	3,761	27,280	469,693	190,556
2.55%	1,017	-	1,992	-	12,757	4,513	24,180	96,976
2.60%	-	-	-	-	2,903	-	9,835	1,452
2.65%	3,186	-	1,313	-	6,740	1,225	16,531	14,426
2.70%	-	-	-	-	3,993	33,098	127,167	7,900
2.75%	622	-	-	-	1,141	3,648	2,064	12,203
2.80%	-	-	739	-	5,077	-	-	-
2.85%	-	-	-	-	222	-	14,177	-
2.90%	-	-	-	-	816	-	-	-
2.95%	-	-	-	-	594	-	2,395	4,877
3.00%	-	-	-	-	-	-	160	1,523
3.05%	-	-	-	-	126	-	760	-
3.10%	-	-	-	-	-	-	1,005	-
3.40%	-	-	-	-	-	-	-	-

	$529,402	$1,131,310	$504,193	$39,719	$2,583,700	$874,630	$30,710,236	$45,324,925

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.40%	$-	$10,714	$-	$2,336	$-	$149	$878	$-
0.60%	-	242	-	59	-	-	225	-
0.65%	4,249	13,423	-	3,102	-	1,532	800	-
0.75%	16,352	62,295	18,608	19,285	-	6,252	1,497	-
0.80%	-	318	73	-	63	-	313	25,444
0.85%	8,859	66,984	6,290	29,253	-	10,082	975	-
0.95%	-	-	-	-	-	311	97	-
1.05%	-	-	-	-	-	1,577	96	-
1.10%	344,102	1,542,377	129,776	439,279	-	39,775	11,556	-
1.15%	887,709	3,979,767	982,039	1,156,759	-	196,813	69,153	-
1.20%	11,748	36,470	-	3,819	-	3,412	-	-
1.25%	108,472	305,011	46,975	100,083	-	15,402	9,302	-
1.30%	2,631,730	10,513,055	190,630	3,216,052	25,101	78,916	198,696	1,314,400
1.35%	188,661	1,140,829	258,447	274,544	-	43,356	21,918	-
1.40%	54,211	111,951	46,965	53,864	11,667	26,971	11,349	443,399
1.45%	71,391	297,486	78,842	99,525	-	22,046	5,491	-
1.50%	627,372	2,987,728	278,672	791,482	-	58,865	74,994	-
1.55%	745,156	2,287,061	806,142	829,635	-	176,788	59,619	-
1.60%	116,174	435,543	126,933	97,848	-	52,788	17,043	-
1.65%	218,657	713,078	219,573	227,559	-	52,014	21,454	-
1.70%	18,734	128,745	27,412	35,452	-	27,887	3,555	-
1.75%	2,678,841	11,006,621	1,488,450	2,961,710	-	485,449	194,114	-
1.80%	258,143	478,981	154,029	203,807	-	49,323	13,187	-
1.85%	489,089	1,370,083	86,000	626,342	-	27,575	49,110	-
1.90%	41,725	208,467	62,911	80,481	-	5,383	2,405	-
1.95%	516,384	2,137,994	237,780	548,212	-	69,655	37,315	-
2.00%	402,191	763,607	278,956	168,788	-	58,547	8,852	-
2.05%	99,830	384,179	35,002	86,621	-	15,056	5,604	-
2.10%	196,979	538,039	75,188	184,003	-	29,919	11,494	-
2.15%	56,234	275,336	118,056	71,818	-	51,327	5,173	-
2.20%	239,198	1,000,827	171,290	188,328	-	26,124	19,946	-
2.25%	19,504	99,679	52,350	48,304	-	12,208	376	-
2.30%	138,973	371,769	137,303	136,106	-	7,545	18,701	-
2.35%	64,423	228,530	42,076	45,113	-	53,847	1,614	-
2.40%	19,749	94,406	36,941	27,847	-	14,587	941	-
2.45%	35,547	59,280	14,895	29,288	-	5,223	156	-
2.50%	51,478	185,359	82,349	72,038	-	3,848	2,354	-
2.55%	12,704	78,873	2,271	3,651	-	4,527	220	-
2.60%	5,655	20,993	6,397	16,774	-	2,419	455	-
2.65%	9,421	17,878	3,956	11,248	-	593	669	-
2.70%	1,487	13,411	1,902	1,740	-	1,866	1,780	-
2.75%	52,011	16,327	615	3,540	-	1,323	-	-
2.80%	2,786	754	2,283	-	-	718	-	-
2.85%	4,266	16,969	-	9,072	-	183	-	-
2.90%	-	-	3,524	2,825	-	865	-	-
2.95%	-	6,449	-	6,607	-	194	-	-
3.00%	-	1,668	-	-	-	-	-	-
3.05%	1,633	7,738	3,546	-	-	94	-	-
3.10%	-	2,286	-	-	-	-	-	-
3.40%	-	1,764	-	-	-	-	-	-

	$11,451,828	$44,021,344	$6,315,447	$12,914,199	$36,831	$1,743,334	$883,477	$1,783,243

	TRF2	GBF	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2

0.40%	$3	$208	$167	$1,216	$195	$-	$1,411	$4,160
0.60%	-	43	93	-	-	-	-	59
0.65%	1,319	2,294	-	982	-	346	-	3,963
0.75%	2,761	7,998	-	1,601	-	538	2,079	27,437
0.80%	-	2,729	6,172	-	-	270	5,619	51
0.85%	7,677	10,390	-	679	-	4,927	1,011	49,746
0.95%	2,353	9,480	-	8	-	2,108	1,089	-
1.05%	3,847	10,000	-	21	-	969	2,209	906
1.10%	36,376	51,449	-	1,971	-	34,399	12,788	268,596
1.15%	329,179	555,138	-	32,651	-	57,983	282,605	1,056,266
1.20%	4,572	5,005	-	-	-	100	5,513	5,372
1.25%	19,372	45,033	-	606	-	1,580	60,905	72,734
1.30%	48,886	758,090	359,088	136,244	-	96,853	113,518	6,619,460
1.35%	73,480	127,262	-	11,891	-	11,491	97,581	204,581
1.40%	37,755	338,439	110,230	11,691	-	8,808	68,400	31,659
1.45%	26,589	66,412	-	3,942	-	9,309	25,086	17,366
1.50%	57,650	102,291	-	60,483	-	48,934	206,201	1,419,838
1.55%	341,721	476,223	-	12,081	-	28,526	197,504	344,392
1.60%	19,069	43,716	-	35,873	-	29,159	115,830	145,195
1.65%	68,000	99,501	-	19,087	-	5,237	130,827	176,151
1.70%	35,696	50,011	-	1,366	-	1,069	34,286	14,157
1.75%	660,293	879,731	-	176,567	-	91,914	764,435	3,363,497
1.80%	64,516	91,667	-	3,270	-	12,478	54,144	117,845
1.85%	30,203	56,144	-	35,927	-	13,274	70,988	512,158
1.90%	8,134	15,897	-	1,320	-	579	85,011	99,162
1.95%	67,046	135,951	-	36,743	-	38,357	263,759	652,542
2.00%	98,893	118,836	-	9,960	-	9,829	100,925	132,520
2.05%	16,419	23,529	-	12,225	-	7,292	104,527	139,315
2.10%	31,065	40,318	-	11,201	-	2,016	93,683	113,793
2.15%	79,627	86,088	-	2,757	-	1,173	273,315	127,436
2.20%	22,964	50,990	-	33,294	-	16,056	47,580	363,690
2.25%	15,288	15,059	-	3,000	-	1,344	117,796	67,575
2.30%	13,192	29,699	-	20,565	-	4,459	84,367	144,024
2.35%	74,631	77,748	-	393	-	4,072	205,636	175,875
2.40%	24,512	24,883	-	3,844	-	6,741	45,289	77,471
2.45%	9,208	7,236	-	3,770	-	1,146	20,748	11,481
2.50%	3,680	7,876	-	2,301	-	1,062	59,090	350,224
2.55%	5,324	5,745	-	1,480	-	3,447	42,435	15,387
2.60%	5,224	4,419	-	-	-	77	10,814	9,014
2.65%	1,322	3,475	-	1,951	-	51	6,802	10,077
2.70%	4,400	4,410	-	-	-	-	29,963	13,084
2.75%	1,360	3,833	-	205	-	-	-	66
2.80%	746	989	-	-	-	-	11,669	6,239
2.85%	245	203	-	-	-	-	-	4,492
2.90%	820	947	-	-	-	-	143	1,524
2.95%	597	593	-	-	-	-	21,469	6,640
3.00%	-	-	-	-	-	-	10,155	-
3.05%	143	110	-	-	-	-	6,479	4,026
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,356,157	$4,448,088	$475,750	$693,166	$195	$557,973	$3,895,684	$16,981,246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.40%	$13,180	$-	$6,791	$154	$3,134	$1,053	$3,317	$-
0.60%	785	183	83	-	184	211	30	-
0.65%	48,555	11,883	37,892	3,459	9,833	1,481	3,221	-
0.75%	95,790	16,793	62,671	10,548	31,005	2,924	24,064	-
0.80%	224	278	6,065	10,440	1,687	2,050	7,431	1,085
0.85%	123,269	17,087	67,014	12,421	25,564	11,219	14,699	-
0.95%	11	-	8,664	8,511	4,398	2,542	6,425	-
1.05%	3,900	1,166	4,381	12,789	2,026	1,863	4,003	-
1.10%	388,089	175,362	941,349	232,585	236,188	7,747	79,714	-
1.15%	1,990,277	987,638	5,334,088	3,336,733	1,475,441	183,402	975,997	-
1.20%	1,955	15,453	21,924	43,254	5,890	1,325	7,158	-
1.25%	88,629	56,368	399,310	240,157	132,489	24,636	83,373	-
1.30%	6,245,603	2,594,949	7,387,967	397,276	2,772,337	546,532	2,142,577	211,596
1.35%	451,986	166,932	956,507	672,331	342,293	56,792	215,388	-
1.40%	15,575	108,328	744,828	372,099	197,015	120,913	647,688	92,865
1.45%	186,543	100,002	350,459	232,844	161,564	39,210	114,750	-
1.50%	1,378,558	656,978	2,160,430	492,531	611,592	121,880	445,800	-
1.55%	809,228	595,234	3,400,836	2,505,256	1,015,593	159,085	911,989	-
1.60%	116,631	197,915	501,474	226,178	170,958	64,132	351,050	-
1.65%	302,524	170,230	759,094	466,964	305,415	25,159	154,698	-
1.70%	43,701	20,692	244,340	159,497	57,270	14,941	44,248	-
1.75%	6,190,834	2,296,867	9,883,438	3,486,863	2,958,209	327,482	1,524,568	-
1.80%	126,187	224,689	623,589	358,996	172,261	42,488	203,447	-
1.85%	710,299	405,226	1,028,528	221,057	324,194	49,444	352,294	-
1.90%	49,579	30,101	406,968	348,219	163,407	6,444	30,039	-
1.95%	1,202,986	273,121	1,623,024	591,847	364,373	95,234	280,883	-
2.00%	236,389	321,057	740,227	349,644	244,631	26,047	132,474	-
2.05%	99,093	130,172	369,365	193,904	72,374	20,526	85,586	-
2.10%	286,271	91,049	446,823	255,590	151,950	24,666	89,064	-
2.15%	109,898	74,041	897,211	466,027	160,587	11,709	52,537	-
2.20%	371,482	269,665	535,536	130,283	185,925	50,798	131,747	-
2.25%	13,726	25,335	205,895	118,995	81,814	5,462	21,135	-
2.30%	145,281	123,978	321,372	173,806	110,543	13,982	86,345	-
2.35%	46,672	50,915	697,289	276,858	140,822	13,056	21,262	-
2.40%	35,150	12,229	134,277	131,059	38,092	10,204	18,374	-
2.45%	31,807	16,009	74,208	43,876	4,938	5,695	15,980	-
2.50%	50,286	68,481	323,640	167,851	137,094	9,097	13,683	-
2.55%	28,123	28,925	99,167	52,189	57,190	5,714	4,968	-
2.60%	-	9,391	15,588	7,169	5,145	157	1,403	-
2.65%	623	23,960	31,769	4,557	6,897	1,239	12,230	-
2.70%	-	3,910	33,327	4,222	4,546	-	931	-
2.75%	-	298	13,359	15,373	1,408	79	3,056	-
2.80%	-	1,230	1,817	7,924	-	-	418	-
2.85%	-	-	6,228	15,379	251	-	25	-
2.90%	-	-	13,545	9,234	2,043	-	165	-
2.95%	-	-	-	-	-	-	17	-
3.00%	4,368	-	39,609	1,160	21,875	-	-	-
3.05%	-	-	-	2,688	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$22,044,067	$10,374,120	$41,961,966	$16,870,797	$12,972,445	$2,108,620	$9,320,251	$305,546

	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.40%	$239	$-	$197	$-	$690	$-	$827	$-
0.60%	-	-	-	-	238	-	153	-
0.65%	1,358	-	315	-	903	-	591	-
0.75%	4,235	-	2,121	-	5,540	-	5,303	-
0.80%	-	128	-	1,629	-	301	33	6,628
0.85%	6,358	-	1,241	-	3,036	-	950	-
0.95%	530	-	1,990	-	3,447	-	1,302	-
1.05%	1,544	-	944	-	3,592	-	14	-
1.10%	36,164	-	15,047	-	20,163	-	10,824	-
1.15%	323,871	-	87,576	-	232,811	-	84,972	-
1.20%	4,788	-	755	-	3,109	-	1,778	-
1.25%	19,551	-	5,629	-	28,892	-	16,616	-
1.30%	87,538	27,664	72,838	107,970	91,302	42,440	140,735	2,118,570
1.35%	74,538	-	16,407	-	53,978	-	26,236	-
1.40%	35,309	14,689	3,513	30,342	21,117	21,836	9,755	420,129
1.45%	34,518	-	9,746	-	31,295	-	13,741	-
1.50%	78,662	-	40,761	-	110,686	-	126,230	-
1.55%	327,486	-	71,653	-	275,685	-	102,372	-
1.60%	26,825	-	13,299	-	49,927	-	41,165	-
1.65%	65,794	-	14,724	-	53,471	-	26,581	-
1.70%	33,858	-	8,598	-	25,099	-	18,221	-
1.75%	680,661	-	163,649	-	426,172	-	221,813	-
1.80%	65,805	-	7,184	-	70,339	-	41,638	-
1.85%	37,994	-	20,466	-	50,187	-	46,958	-
1.90%	7,938	-	7,179	-	10,230	-	2,126	-
1.95%	87,907	-	38,387	-	77,695	-	60,893	-
2.00%	101,321	-	16,414	-	64,206	-	23,832	-
2.05%	15,834	-	21,611	-	18,630	-	16,976	-
2.10%	30,615	-	8,296	-	33,011	-	18,075	-
2.15%	79,817	-	3,423	-	41,822	-	8,741	-
2.20%	32,309	-	16,524	-	50,310	-	24,889	-
2.25%	13,019	-	1,915	-	11,222	-	4,695	-
2.30%	14,183	-	11,428	-	21,640	-	17,980	-
2.35%	69,522	-	5,599	-	28,748	-	1,911	-
2.40%	25,624	-	3,532	-	16,260	-	3,948	-
2.45%	10,243	-	1,903	-	6,055	-	7,383	-
2.50%	4,652	-	3,932	-	4,183	-	6,293	-
2.55%	7,509	-	1,009	-	5,785	-	1,423	-
2.60%	2,742	-	933	-	1,676	-	148	-
2.65%	2,062	-	3,209	-	1,291	-	4,597	-
2.70%	4,760	-	113	-	1,762	-	-	-
2.75%	1,301	-	131	-	687	-	377	-
2.80%	1,010	-	5,502	-	282	-	-	-
2.85%	228	-	80	-	83	-	-	-
2.90%	719	-	-	-	321	-	-	-
2.95%	689	-	-	-	271	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	141	-	-	-	47	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,461,771	$42,481	$709,773	$139,941	$1,957,896	$64,577	$1,143,095	$2,545,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$308	$71	$-	$-	$10	$83	$74	$346
0.60%	358	-	-	-	-	132	-	1,720
0.65%	694	-	1,173	-	-	-	123	-
0.75%	2,300	-	6,292	-	144	-	2,398	-
0.80%	-	-	2,439	831	-	2,653	-	6,283
0.85%	4,365	-	5,051	-	834	-	181	-
0.95%	5,482	-	146	-	702	-	1,748	-
1.05%	1,773	-	157	-	138	-	627	-
1.10%	30,862	-	29,508	-	2,924	-	2,590	-
1.15%	255,766	-	235,470	-	38,208	-	72,983	-
1.20%	3,266	-	2,931	-	9	-	234	-
1.25%	25,900	-	18,024	-	5,563	-	19,311	-
1.30%	93,979	-	1,904,314	73,105	32,696	362,057	49,358	708,491
1.35%	71,889	-	62,778	-	9,426	-	21,644	-
1.40%	25,105	-	572,851	16,255	3,156	125,388	6,030	323,338
1.45%	42,869	-	25,366	-	8,568	-	20,705	-
1.50%	81,509	-	77,350	-	34,215	-	39,740	-
1.55%	261,646	-	251,637	-	33,059	-	55,950	-
1.60%	32,401	-	24,324	-	14,635	-	21,541	-
1.65%	69,360	-	58,649	-	8,762	-	12,845	-
1.70%	29,629	-	22,842	-	7,079	-	5,185	-
1.75%	471,633	-	521,843	-	72,253	-	80,640	-
1.80%	54,088	-	45,852	-	9,665	-	12,500	-
1.85%	43,124	-	43,207	-	18,784	-	13,935	-
1.90%	13,435	-	15,659	-	2,156	-	3,340	-
1.95%	76,907	-	95,943	-	26,248	-	30,306	-
2.00%	67,737	-	83,104	-	6,711	-	8,694	-
2.05%	11,625	-	34,007	-	3,304	-	4,623	-
2.10%	25,356	-	28,749	-	6,063	-	8,025	-
2.15%	51,351	-	57,421	-	2,576	-	2,715	-
2.20%	26,218	-	34,657	-	16,999	-	14,441	-
2.25%	8,122	-	8,620	-	206	-	1,440	-
2.30%	11,371	-	14,526	-	4,392	-	4,336	-
2.35%	47,275	-	47,771	-	3,792	-	2,213	-
2.40%	19,040	-	20,981	-	1,349	-	2,127	-
2.45%	9,158	-	6,146	-	1,717	-	1,274	-
2.50%	4,580	-	4,783	-	1,689	-	520	-
2.55%	3,769	-	6,804	-	192	-	2,345	-
2.60%	3,578	-	2,189	-	256	-	255	-
2.65%	561	-	2,326	-	1,891	-	1,203	-
2.70%	2,212	-	3,108	-	-	-	31	-
2.75%	904	-	947	-	112	-	188	-
2.80%	631	-	3,812	-	197	-	-	-
2.85%	108	-	145	-	-	-	-	-
2.90%	381	-	487	-	-	-	-	-
2.95%	342	-	427	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	62	-	95	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,993,029	$71	$4,384,911	$90,191	$380,680	$490,313	$528,418	$1,040,178

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2

0.40%	$109	$2,410	$741	$-	$39	$1,228	$1,047	$218
0.60%	-	195	526	-	-	194	388	-
0.65%	8	2,100	176	-	1,014	2,881	-	699
0.75%	423	6,737	4,855	-	2,325	6,542	-	3,547
0.80%	-	540	37	12,679	-	53	-	1,334
0.85%	2,249	7,639	3,314	-	3,459	9,830	-	2,418
0.95%	5,007	4,495	570	-	4,474	-	-	252
1.05%	2,777	956	985	-	6,070	163	-	2,282
1.10%	6,874	32,369	26,385	-	26,241	61,813	-	35,333
1.15%	127,588	250,250	140,597	-	616,101	430,841	-	267,677
1.20%	151	230	429	-	3,257	4,400	-	1,791
1.25%	26,313	23,415	6,970	-	146,060	23,497	-	28,838
1.30%	52,075	642,117	275,753	3,495,831	120,151	474,729	-	389,982
1.35%	51,363	81,410	30,833	-	246,735	92,737	-	68,333
1.40%	5,038	48,649	26,856	1,446,766	56,412	39,591	-	38,758
1.45%	24,475	66,490	27,684	-	111,906	32,960	-	28,846
1.50%	47,256	231,429	116,504	-	189,870	161,997	-	211,902
1.55%	84,046	206,727	106,368	-	662,790	390,132	-	266,054
1.60%	20,947	79,425	71,862	-	67,146	29,096	-	65,232
1.65%	14,924	57,591	27,829	-	86,048	88,279	-	58,557
1.70%	18,336	9,753	15,512	-	51,837	35,581	-	42,259
1.75%	100,425	659,696	372,407	-	509,954	1,008,155	-	581,056
1.80%	12,105	44,692	38,628	-	114,469	79,709	-	63,929
1.85%	12,063	164,123	89,284	-	105,224	92,155	-	90,459
1.90%	8,520	16,000	11,896	-	31,629	9,643	-	15,602
1.95%	22,759	176,029	77,278	-	115,035	183,417	-	137,177
2.00%	11,758	55,750	27,151	-	72,044	129,796	-	70,905
2.05%	11,481	75,491	31,719	-	31,269	26,556	-	28,922
2.10%	7,513	31,436	29,827	-	45,251	64,712	-	31,054
2.15%	5,528	10,981	11,894	-	51,311	86,440	-	34,548
2.20%	13,817	82,344	45,859	-	50,231	67,110	-	67,494
2.25%	400	8,276	5,032	-	13,544	13,601	-	7,507
2.30%	8,439	59,230	48,803	-	29,737	41,759	-	25,965
2.35%	663	28,483	9,144	-	22,733	76,496	-	33,573
2.40%	1,488	7,718	7,456	-	16,730	28,000	-	21,464
2.45%	43	18,537	16,594	-	4,449	15,537	-	6,233
2.50%	308	20,304	23,598	-	4,748	7,227	-	10,190
2.55%	3,789	6,253	4,386	-	1,528	8,453	-	5,119
2.60%	-	4,756	864	-	1,799	2,793	-	1,278
2.65%	226	4,695	4,542	-	1,718	1,181	-	3,601
2.70%	-	422	1,395	-	251	5,394	-	3,051
2.75%	-	368	1,132	-	190	1,179	-	950
2.80%	225	5,787	328	-	763	1,081	-	454
2.85%	-	-	-	-	-	436	-	75
2.90%	-	-	-	-	-	740	-	169
2.95%	28	57	40	-	23	708	-	245
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	139	-	46
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$711,537	$3,236,355	$1,744,043	$4,955,276	$3,626,565	$3,838,961	$1,435	$2,755,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.40%	$-	$89	$21	$-	$559	$1,382	$732	$315
0.60%	-	113	121	-	781	-	148	-
0.65%	-	107	-	-	-	-	-	-
0.75%	-	2,929	-	-	-	-	-	-
0.80%	5,343	-	-	-	-	-	-	-
0.85%	-	4,569	-	-	-	-	-	-
0.95%	-	7,942	-	-	-	-	-	-
1.05%	-	1,256	-	-	-	-	-	-
1.10%	-	4,355	-	-	214	652	-	-
1.15%	-	212,729	-	-	166,053	47,916	111,523	56,354
1.20%	-	979	-	-	-	-	-	-
1.25%	-	24,866	-	-	-	-	-	-
1.30%	559,848	94,236	-	-	3,124,702	1,584,565	2,028,520	1,104,233
1.35%	-	66,288	-	-	73,529	13,630	11,029	3,169
1.40%	257,394	9,151	-	-	-	10	169	-
1.45%	-	35,453	-	-	4,771	-	-	-
1.50%	-	126,829	-	-	739,268	388,335	357,288	250,788
1.55%	-	152,680	-	-	19,444	3,884	660	1,057
1.60%	-	100,747	6,817	1,042	75,057	40,509	30,260	29,664
1.65%	-	32,113	-	-	73,068	52,379	40,708	23,522
1.70%	-	12,992	-	-	1,399	-	-	-
1.75%	-	188,158	-	-	1,581,615	633,511	1,002,143	551,162
1.80%	-	34,600	532	42	164,700	67,513	49,638	30,396
1.85%	-	53,142	-	-	538,121	208,136	271,126	168,072
1.90%	-	9,653	-	-	-	-	-	-
1.95%	-	76,895	-	-	499,954	260,564	275,089	126,929
2.00%	-	20,034	-	-	18,769	12,603	5,312	12,681
2.05%	-	10,346	-	-	42,706	53,067	39,169	14,832
2.10%	-	19,524	-	-	27,657	14,505	18,423	8,657
2.15%	-	7,026	-	-	20,788	3,063	18,010	3,115
2.20%	-	53,664	-	-	177,317	161,669	123,976	34,112
2.25%	-	5,547	-	-	16,657	16,345	10,788	355
2.30%	-	15,951	-	-	144,723	30,086	49,795	6,848
2.35%	-	422	-	-	1,135	-	-	-
2.40%	-	6,448	-	-	72,741	76,581	55,871	14,764
2.45%	-	2,338	-	-	26,332	2,592	5,290	1,547
2.50%	-	577	-	-	65,633	25,141	23,922	17,068
2.55%	-	3,958	-	-	-	10,081	-	99
2.60%	-	69	-	-	-	-	-	-
2.65%	-	124	-	-	-	17,608	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	181	-	-	85	3,019	-	1
2.80%	-	1,924	-	-	-	-	-	-
2.85%	-	86	-	-	-	26	-	26
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$822,585	$1,401,090	$7,491	$1,084	$7,677,778	$3,729,372	$4,529,589	$2,459,766

	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB

0.40%	$119	$1,954	$-	$-	$-	$103	$153	$1,858
0.60%	30	196	-	-	-	88	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	266	-	-	-	-	-	-
1.15%	5,839	30,550	-	-	11,331	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	143	3,623	-	-	-	-	-	-
1.30%	43,661	229,908	16,605	2,738	10,379	-	-	-
1.35%	4,152	26,436	166	555	654	-	-	-
1.40%	1,722	12,799	-	-	-	-	-	-
1.45%	638	5,634	-	-	-	-	-	-
1.50%	40,576	233,221	16,004	16,016	11,020	-	-	-
1.55%	2,517	19,456	-	-	-	-	-	-
1.60%	27,653	109,258	35,129	3,452	9,975	-	-	-
1.65%	4,912	30,950	320	17,009	1,160	-	-	-
1.70%	14	991	-	-	-	-	-	-
1.75%	43,441	276,230	32,335	37,403	18,759	-	-	-
1.80%	4,360	22,244	3,347	1,425	285	-	-	-
1.85%	12,018	60,716	2,670	595	647	-	-	-
1.90%	426	609	-	-	-	-	-	-
1.95%	27,350	204,319	15,759	11,434	15,160	-	-	-
2.00%	3,416	10,819	29	-	-	-	-	-
2.05%	4,573	22,321	586	1	1	-	-	-
2.10%	2,121	19,605	811	1,986	684	-	-	-
2.15%	374	4,105	289	161	-	-	-	-
2.20%	13,992	67,524	5,955	4,188	5,267	-	-	-
2.25%	549	16,064	-	-	1,726	-	-	-
2.30%	2,813	35,821	941	9,725	1,538	-	-	-
2.35%	41	2,203	-	-	-	-	-	-
2.40%	4,092	47,754	1,459	5,651	1,460	-	-	-
2.45%	1,189	4,061	631	-	230	-	-	-
2.50%	1,719	16,868	-	280	646	-	-	-
2.55%	510	4,279	343	-	-	-	-	-
2.60%	12	30	-	-	-	-	-	-
2.65%	70	274	5,378	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	79	1,377	-	-	-	-	-	-
2.80%	215	-	-	-	-	-	-	-
2.85%	-	92	-	-	6,150	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$255,336	$1,522,557	$138,757	$112,619	$97,072	$191	$153	$1,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$734	$303	$-	$-	$-	$-	$1,136
0.60%	-	189	-	-	-	-	-	-
0.65%	-	-	651	-	-	-	-	1,788
0.75%	-	-	1,279	-	-	-	-	13,741
0.80%	-	-	553	1,221	-	437	-	587
0.85%	-	-	945	-	-	-	-	7,012
0.95%	1,850	-	1,697	-	-	-	7,842	9,666
1.05%	3,182	-	2,117	-	-	-	5,287	4,160
1.10%	280	-	15,341	-	-	-	-	38,863
1.15%	13,141	-	89,514	-	-	-	10,826	367,269
1.20%	215	-	73	-	-	-	-	1,541
1.25%	13,109	-	13,076	-	-	-	6,398	43,788
1.30%	2,724	-	267,817	341,837	921	170,869	-	857,322
1.35%	-	-	33,660	-	-	-	548	88,645
1.40%	199	-	19,813	131,646	94	51,015	3,561	71,906
1.45%	4,928	-	9,940	-	-	-	1,664	45,389
1.50%	8,281	-	129,565	-	-	-	3,447	216,159
1.55%	12,753	-	86,875	-	-	-	16,513	311,351
1.60%	2,469	-	57,877	-	-	-	533	81,936
1.65%	-	-	29,330	-	-	-	71	103,943
1.70%	1,605	-	12,564	-	-	-	97	17,297
1.75%	7,916	-	266,795	-	-	-	3,807	793,425
1.80%	12,859	-	25,236	-	-	-	1,483	82,566
1.85%	1,024	-	72,908	-	-	-	3,789	132,243
1.90%	1,404	-	3,103	-	-	-	1,467	9,459
1.95%	1,493	-	92,963	-	-	-	-	201,791
2.00%	-	-	32,139	-	-	-	-	57,109
2.05%	2,997	-	28,951	-	-	-	1,163	33,538
2.10%	147	-	20,865	-	-	-	-	57,539
2.15%	1,677	-	9,476	-	-	-	-	19,277
2.20%	238	-	75,793	-	-	-	443	118,061
2.25%	44	-	3,652	-	-	-	-	7,433
2.30%	64	-	28,382	-	-	-	-	52,960
2.35%	-	-	4,601	-	-	-	-	17,012
2.40%	-	-	8,700	-	-	-	449	10,072
2.45%	-	-	7,089	-	-	-	-	18,745
2.50%	-	-	6,573	-	-	-	-	9,372
2.55%	-	-	18,195	-	-	-	-	5,112
2.60%	-	-	224	-	-	-	-	928
2.65%	-	-	2,113	-	-	-	-	3,494
2.70%	-	-	218	-	-	-	-	541
2.75%	-	-	4,095	-	-	-	-	-
2.80%	-	-	9,711	-	-	-	-	173
2.85%	-	-	83	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	57
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$94,599	$923	$1,494,855	$474,704	$1,015	$222,321	$69,388	$3,914,406

	ACVI	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS

0.40%	$-	$523	$1,031	$133	$862	$-	$2,544	$-
0.60%	-	68	-	-	-	-	501	-
0.65%	-	-	359	-	709	-	806	-
0.75%	-	-	5,181	-	4,581	-	5,513	-
0.80%	-	1,075	-	-	951	2,095	-	-
0.85%	-	-	6,369	-	10,643	-	9,483	-
0.95%	-	-	1,121	-	2,866	-	1,649	929
1.05%	-	-	1,488	-	6,171	-	8,414	-
1.10%	-	-	26,431	21	9,503	-	10,665	-
1.15%	-	-	167,523	1,656	158,707	-	161,451	4,799
1.20%	-	-	551	-	1,207	-	-	-
1.25%	-	-	18,931	17	15,224	-	18,496	1,728
1.30%	53	95,530	249,958	10,171	238,712	334,376	349,564	-
1.35%	-	-	54,012	770	41,698	-	63,474	-
1.40%	82	28,074	9,617	29	44,263	110,533	9,228	257
1.45%	-	-	23,532	234	37,310	-	25,331	334
1.50%	-	-	125,054	3,950	95,023	-	138,712	356
1.55%	-	-	135,508	1,306	142,788	-	112,582	2,114
1.60%	-	-	58,960	2,032	32,004	-	70,095	-
1.65%	-	-	40,566	671	22,874	-	39,652	-
1.70%	-	-	9,734	-	8,927	-	15,306	755
1.75%	-	-	367,796	5,151	275,139	-	313,807	3,376
1.80%	-	-	34,379	1,574	53,779	-	35,363	849
1.85%	-	-	61,546	1,515	37,098	-	95,586	172
1.90%	-	-	7,332	9	6,251	-	6,794	-
1.95%	-	-	108,892	6,135	61,497	-	120,141	779
2.00%	-	-	27,557	1,919	35,512	-	21,292	-
2.05%	-	-	34,454	309	17,100	-	25,211	-
2.10%	-	-	24,356	339	21,543	-	33,447	233
2.15%	-	-	13,669	108	20,411	-	8,772	-
2.20%	-	-	52,607	2,123	34,933	-	45,380	-
2.25%	-	-	4,036	-	2,555	-	3,169	103
2.30%	-	-	20,021	141	6,040	-	31,917	-
2.35%	-	-	7,351	62	16,966	-	4,459	-
2.40%	-	-	6,819	2,215	5,663	-	4,993	-
2.45%	-	-	3,360	70	3,179	-	7,853	-
2.50%	-	-	7,455	362	756	-	8,116	-
2.55%	-	-	4,241	-	4,391	-	2,617	-
2.60%	-	-	1,432	-	415	-	8,090	-
2.65%	-	-	4,106	-	473	-	2,555	-
2.70%	-	-	2,368	-	884	-	456	-
2.75%	-	-	206	180	84	-	822	-
2.80%	-	-	6,929	-	4,117	-	-	-
2.85%	-	-	209	-	40	-	-	-
2.90%	-	-	-	-	78	-	-	-
2.95%	-	-	34	-	97	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	30	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$135	$125,270	$1,737,081	$43,202	$1,484,054	$447,004	$1,824,306	$16,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	263	-	80	-	6,463	-	1,246	1,084
0.85%	-	-	-	-	-	-	-	-
0.95%	-	165	-	2,335	-	-	-	-
1.05%	-	-	-	825	-	-	-	-
1.10%	-	-	-	1,700	-	396	-	-
1.15%	-	3,303	-	76,646	-	24,080	-	-
1.20%	-	-	-	6,580	-	7,405	-	-
1.25%	-	1,628	-	25,739	-	9,979	-	-
1.30%	147,262	-	81,145	106	3,402,213	-	373,971	1,486,133
1.35%	-	-	-	14,678	-	7,716	-	-
1.40%	54,554	84	37,845	16,817	1,366,723	4,554	216,598	303,863
1.45%	-	707	-	15,467	-	2,157	-	-
1.50%	-	44	-	15,602	-	3,336	-	-
1.55%	-	5,112	-	84,231	-	28,590	-	-
1.60%	-	764	-	7,524	-	1,459	-	-
1.65%	-	-	-	20,273	-	2,346	-	-
1.70%	-	324	-	19,505	-	739	-	-
1.75%	-	335	-	66,888	-	9,983	-	-
1.80%	-	518	-	21,314	-	6,044	-	-
1.85%	-	1,657	-	5,575	-	2,181	-	-
1.90%	-	833	-	3,010	-	2,094	-	-
1.95%	-	83	-	3,750	-	3,450	-	-
2.00%	-	-	-	6,841	-	-	-	-
2.05%	-	1,133	-	4,240	-	1,485	-	-
2.10%	-	-	-	3,755	-	162	-	-
2.15%	-	-	-	5,075	-	1,031	-	-
2.20%	-	-	-	7,121	-	46	-	-
2.25%	-	226	-	1,238	-	1,306	-	-
2.30%	-	37	-	382	-	178	-	-
2.35%	-	-	-	301	-	88	-	-
2.40%	-	-	-	643	-	90	-	-
2.45%	-	-	-	656	-	114	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	195	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$202,079	$16,953	$119,070	$438,817	$4,775,399	$121,204	$591,815	$1,791,080

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.40%	$76	$1,300	$-	$-	$-	$-	$-	$-
0.60%	665	-	-	-	-	-	-	-
0.65%	-	1,806	-	-	-	-	-	-
0.75%	2,235	3,096	-	-	-	-	-	-
0.80%	2,046	-	612	-	480	-	1,687	-
0.85%	7,030	7,684	-	-	-	-	-	-
0.95%	1,656	1,596	-	-	-	-	-	-
1.05%	2,992	919	-	-	-	-	-	-
1.10%	5,499	38,941	-	72,099	-	204,092	-	1,655
1.15%	135,750	430,130	-	280,139	-	1,020,963	-	48,787
1.20%	758	2,514	-	1,184	-	3,300	-	101
1.25%	13,376	60,858	-	11,941	-	47,355	-	21,977
1.30%	240,568	587,524	61,639	789,560	145,832	1,722,815	122,239	37,342
1.35%	52,301	120,325	-	68,211	-	216,918	-	43,975
1.40%	43,955	21,577	15,821	21,692	9,300	21,647	17,206	633
1.45%	22,064	57,883	-	46,335	-	87,555	-	11,500
1.50%	101,117	344,121	-	184,022	-	413,454	-	91,918
1.55%	161,115	332,476	-	160,158	-	529,835	-	61,776
1.60%	46,398	180,821	-	34,702	-	67,380	-	24,242
1.65%	31,812	73,669	-	71,347	-	108,115	-	6,274
1.70%	10,191	21,691	-	11,056	-	15,728	-	6,846
1.75%	195,656	750,884	-	608,564	-	1,566,325	-	145,676
1.80%	27,186	101,321	-	32,043	-	52,485	-	12,978
1.85%	41,108	151,580	-	158,830	-	199,734	-	14,570
1.90%	2,061	17,871	-	8,087	-	33,764	-	7,552
1.95%	52,199	238,129	-	116,111	-	264,991	-	53,675
2.00%	24,349	78,081	-	86,050	-	147,307	-	6,468
2.05%	21,532	100,302	-	19,777	-	42,764	-	10,502
2.10%	47,987	50,374	-	30,650	-	60,694	-	13,369
2.15%	13,720	39,295	-	25,248	-	30,740	-	17,495
2.20%	63,065	86,859	-	61,204	-	133,368	-	6,594
2.25%	2,625	11,302	-	8,250	-	5,161	-	2,577
2.30%	13,266	32,927	-	23,908	-	47,349	-	20,897
2.35%	1,346	27,460	-	2,093	-	26,523	-	3,814
2.40%	6,893	12,869	-	8,327	-	9,450	-	8,545
2.45%	1,893	9,408	-	662	-	10,537	-	1,578
2.50%	1,773	7,404	-	19,423	-	13,127	-	3,924
2.55%	1,653	3,719	-	7,367	-	8,803	-	364
2.60%	70	746	-	1,147	-	-	-	16,949
2.65%	335	521	-	686	-	-	-	7
2.70%	-	1,321	-	-	-	1,184	-	-
2.75%	41	809	-	-	-	-	-	770
2.80%	1,802	346	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	40	-	-	-	1,697	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,402,164	$4,012,499	$78,072	$2,970,873	$155,612	$7,115,160	$141,132	$705,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP

0.40%	$-	$1,932	$-	$-	$1,454	$-	$2,187	$-
0.60%	-	825	-	-	602	-	725	-
0.65%	-	1,139	-	-	2,495	-	1,299	-
0.75%	-	4,893	-	-	16,528	-	3,142	-
0.80%	10,971	-	595	1,434	-	3,837	-	480
0.85%	-	7,391	-	-	21,752	-	12,047	-
0.95%	-	415	-	-	2,112	-	2,932	-
1.05%	-	2,721	-	-	3,144	-	5,317	-
1.10%	-	20,837	-	-	94,428	-	46,273	-
1.15%	-	229,256	-	-	773,471	-	586,562	-
1.20%	-	7,249	-	-	6,543	-	1,750	-
1.25%	-	24,929	-	-	52,408	-	59,421	-
1.30%	4,119,597	448,568	169,782	160,387	594,617	263,997	493,326	559,802
1.35%	-	72,967	-	-	166,134	-	183,282	-
1.40%	969,345	12,440	73,750	69,032	67,369	69,237	25,999	126,291
1.45%	-	37,338	-	-	101,041	-	75,093	-
1.50%	-	261,350	-	-	261,432	-	270,679	-
1.55%	-	166,200	-	-	603,646	-	450,933	-
1.60%	-	136,897	-	-	76,158	-	122,646	-
1.65%	-	60,198	-	-	157,233	-	103,043	-
1.70%	-	19,973	-	-	70,984	-	44,321	-
1.75%	-	515,851	-	-	1,463,943	-	833,300	-
1.80%	-	53,136	-	-	125,632	-	98,468	-
1.85%	-	131,173	-	-	165,547	-	153,735	-
1.90%	-	12,812	-	-	30,133	-	27,136	-
1.95%	-	209,846	-	-	204,546	-	229,921	-
2.00%	-	75,824	-	-	176,193	-	84,616	-
2.05%	-	78,236	-	-	35,733	-	62,971	-
2.10%	-	50,056	-	-	64,647	-	81,114	-
2.15%	-	16,396	-	-	110,911	-	52,441	-
2.20%	-	93,920	-	-	85,980	-	109,381	-
2.25%	-	4,210	-	-	23,735	-	12,165	-
2.30%	-	44,271	-	-	42,933	-	58,977	-
2.35%	-	7,788	-	-	100,967	-	30,918	-
2.40%	-	19,742	-	-	38,065	-	26,928	-
2.45%	-	11,749	-	-	16,110	-	10,190	-
2.50%	-	6,282	-	-	19,373	-	11,098	-
2.55%	-	28,002	-	-	11,008	-	4,632	-
2.60%	-	1,103	-	-	5,571	-	2,241	-
2.65%	-	3,193	-	-	3,222	-	8,943	-
2.70%	-	562	-	-	4,755	-	837	-
2.75%	-	5,770	-	-	2,336	-	419	-
2.80%	-	6,965	-	-	1,144	-	1,819	-
2.85%	-	174	-	-	297	-	84	-
2.90%	-	-	-	-	1,256	-	-	-
2.95%	-	29	-	-	691	-	40	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	158	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$5,099,913	$2,894,608	$244,127	$230,853	$5,808,437	$337,071	$4,393,351	$686,573

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$-	$545	$-	$528	$-	$312	$1,013
0.60%	-	-	-	-	2,463	-	-	1,017
0.65%	-	-	856	-	166	-	859	-
0.75%	-	-	1,395	-	6,277	-	2,445	-
0.80%	1,256	-	-	255	970	-	851	-
0.85%	-	-	5,236	-	1,451	-	6,833	-
0.95%	-	-	703	-	2,039	2,724	4,463	-
1.05%	-	-	1,903	-	2,998	3,498	2,711	-
1.10%	-	-	14,733	-	25,399	2,035	30,067	-
1.15%	-	7,137	140,524	-	289,931	129,908	269,724	-
1.20%	-	-	734	-	141	1,760	13,307	-
1.25%	-	6,173	12,158	-	45,750	46,437	28,468	-
1.30%	280,487	163	174,717	67,044	452,143	2,207	219,691	-
1.35%	-	-	39,309	-	181,212	34,892	79,636	-
1.40%	59,006	1,794	4,170	16,703	131,625	17,980	48,581	-
1.45%	-	845	28,986	-	55,423	30,075	40,760	-
1.50%	-	1,364	83,189	-	376,033	32,831	80,189	-
1.55%	-	3,270	114,105	-	256,799	204,649	255,081	-
1.60%	-	646	29,740	-	292,364	16,614	44,773	-
1.65%	-	-	22,607	-	125,387	26,186	52,089	-
1.70%	-	3,271	20,377	-	22,775	13,372	25,162	-
1.75%	-	477	266,511	-	621,724	73,056	430,704	-
1.80%	-	728	24,491	-	144,949	64,871	52,356	-
1.85%	-	310	50,762	-	95,940	12,351	42,798	-
1.90%	-	201	8,484	-	3,243	15,917	8,292	-
1.95%	-	470	77,854	-	208,918	18,280	70,909	-
2.00%	-	-	28,542	-	63,069	732	69,052	-
2.05%	-	-	14,709	-	35,896	15,268	13,292	-
2.10%	-	-	22,089	-	55,685	7,756	27,449	-
2.15%	-	-	7,467	-	26,181	7,304	38,311	-
2.20%	-	211	36,515	-	69,308	7,168	27,704	-
2.25%	-	42	1,993	-	32,173	1,988	6,765	-
2.30%	-	-	18,250	-	28,103	1,676	15,155	-
2.35%	-	-	14,851	-	1,385	1,266	33,025	-
2.40%	-	-	4,558	-	36,437	700	9,036	-
2.45%	-	-	4,689	-	5,700	1,111	7,088	-
2.50%	-	-	9,154	-	786	242	7,259	-
2.55%	-	-	1,541	-	41,978	19	2,670	-
2.60%	-	-	2,141	-	877	-	2,533	-
2.65%	-	-	2,055	-	3,883	650	409	-
2.70%	-	-	1,500	-	-	-	2,623	-
2.75%	-	-	68	-	19,483	-	449	-
2.80%	-	-	224	-	3,085	-	289	-
2.85%	-	-	82	-	225	-	89	-
2.90%	-	-	-	-	-	-	341	-
2.95%	-	-	-	-	-	-	242	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	46	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$340,749	$27,102	$1,294,517	$84,002	$3,770,902	$795,523	$2,074,888	$2,030

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB

0.40%	$-	$-	$142	$229	$423	$244	$59	$20
0.60%	-	-	2,925	-	324	715	1	-
0.65%	-	-	117	52	-	-	-	1,384
0.75%	-	28	979	1,114	-	-	-	6,727
0.80%	254	200	640	55	-	-	-	292
0.85%	-	-	2,125	789	-	-	-	5,790
0.95%	158	2,055	1,291	266	-	-	-	4,815
1.05%	455	697	1,778	302	-	-	-	772
1.10%	1,629	12,919	5,688	3,049	-	-	-	33,783
1.15%	24,442	106,630	119,607	40,135	-	-	-	251,059
1.20%	72	655	342	-	-	-	-	3,106
1.25%	2,371	16,587	10,350	10,434	-	-	-	18,123
1.30%	19,749	26,096	204,670	117,547	-	-	-	259,815
1.35%	7,337	24,713	48,030	23,881	-	-	-	62,692
1.40%	7,791	11,863	46,962	9,560	-	-	-	122,191
1.45%	3,111	20,968	37,881	25,325	-	-	-	43,130
1.50%	6,164	28,492	119,815	162,959	-	-	-	53,288
1.55%	38,842	112,473	77,924	66,292	-	-	-	221,911
1.60%	1,861	13,919	137,100	126,101	-	-	-	22,791
1.65%	2,385	12,261	35,517	18,211	-	-	-	95,008
1.70%	1,254	17,573	6,636	2,684	-	-	-	28,933
1.75%	22,922	126,326	193,813	244,732	-	-	-	432,826
1.80%	4,710	21,209	80,068	42,241	-	-	-	65,371
1.85%	1,808	13,714	36,844	30,900	-	-	-	41,452
1.90%	1,688	7,907	1,052	2	-	-	-	15,000
1.95%	5,626	19,601	81,947	129,214	-	-	-	66,099
2.00%	2,293	17,725	13,843	16,912	-	-	-	65,389
2.05%	336	2,511	12,945	22,839	-	-	-	21,190
2.10%	3,059	10,713	9,384	13,042	-	-	-	19,575
2.15%	2,017	8,200	8,732	4,381	-	-	-	31,628
2.20%	227	8,267	41,854	82,196	-	-	-	27,012
2.25%	90	2,779	4,001	3,873	-	-	-	9,523
2.30%	1,156	8,134	11,656	43,198	-	-	-	16,899
2.35%	136	14,990	286	3,297	-	-	-	39,661
2.40%	73	1,004	5,215	17,945	-	-	-	8,867
2.45%	563	2,976	649	834	-	-	-	6,242
2.50%	113	6,600	536	3,517	-	-	-	4,019
2.55%	-	1,083	2,292	6,142	-	-	-	774
2.60%	-	2,066	570	-	-	-	-	2,882
2.65%	185	153	1,079	3,274	-	-	-	2,558
2.70%	-	1,168	-	-	-	-	-	838
2.75%	-	566	1	13	-	-	-	3,389
2.80%	-	516	-	-	-	-	-	15,309
2.85%	-	-	37	-	-	-	-	53
2.90%	-	-	-	-	-	-	-	509
2.95%	-	-	-	-	-	-	-	168
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$164,877	$686,337	$1,367,323	$1,277,537	$747	$959	$60	$2,132,863

	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVIGS	OVMS	OVB

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	326	165	-	438	407
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	401	10,382	-	-	-
1.05%	-	-	-	16	2,123	-	-	-
1.10%	-	-	-	913	4,320	1	-	-
1.15%	-	-	-	5,331	66,846	2,082	-	-
1.20%	-	-	-	71	-	-	-	-
1.25%	-	-	-	3,656	6,249	137	-	-
1.30%	107	-	-	6,012	69,963	10,950	322,521	230,744
1.35%	-	-	-	1,332	28,714	120	-	-
1.40%	93	-	197	7,472	19,314	1,379	146,533	136,663
1.45%	-	-	-	1,010	7,494	1,772	-	-
1.50%	-	55	-	1,617	7,971	5,398	-	-
1.55%	-	-	-	9,186	44,901	1,975	-	-
1.60%	-	-	-	647	5,429	2,228	-	-
1.65%	-	-	-	42	4,401	622	-	-
1.70%	-	-	-	589	10,031	8	-	-
1.75%	-	40	-	7,559	43,295	7,683	-	-
1.80%	-	78	-	737	4,085	657	-	-
1.85%	-	-	-	554	3,553	1,230	-	-
1.90%	-	-	-	-	9,002	84	-	-
1.95%	-	-	-	949	4,104	9,724	-	-
2.00%	-	-	-	223	6,341	173	-	-
2.05%	-	-	-	201	3,192	1,066	-	-
2.10%	-	-	-	535	2,429	502	-	-
2.15%	-	-	-	633	4,786	121	-	-
2.20%	-	-	-	2,425	1,410	1,317	-	-
2.25%	-	-	-	182	939	46	-	-
2.30%	-	-	-	2,575	1,891	3,110	-	-
2.35%	-	-	-	335	3,493	-	-	-
2.40%	-	-	-	701	1,055	2,991	-	-
2.45%	-	-	-	235	-	-	-	-
2.50%	-	-	-	128	-	242	-	-
2.55%	-	-	-	-	-	114	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	196	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	38	371	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$200	$173	$197	$56,631	$378,445	$55,732	$469,492	$367,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.40%	$129	$-	$987	$459	$546	$-	$270	$-
0.60%	2,903	-	2,670	668	-	-	-	-
0.65%	-	-	-	-	2,294	-	510	-
0.75%	-	1,096	-	-	4,888	-	810	-
0.80%	2,365	-	-	150	-	725	-	420
0.85%	-	882	-	-	8,296	-	2,524	-
0.95%	-	7,368	-	-	2,421	-	2,794	-
1.05%	-	5,938	-	-	2,933	-	3,886	-
1.10%	-	3,595	-	-	50,576	-	10,299	-
1.15%	-	158,568	-	-	429,931	-	128,861	-
1.20%	-	1,029	-	-	4,752	-	93	-
1.25%	-	48,722	-	-	37,834	-	14,880	-
1.30%	1,340,516	87,677	-	133,546	197,964	80,028	134,946	111,874
1.35%	-	64,390	-	-	108,987	-	54,116	-
1.40%	618,206	10,804	-	33,613	44,598	23,711	6,086	19,496
1.45%	-	34,877	-	-	41,145	-	22,694	-
1.50%	-	101,272	-	-	153,347	-	84,288	-
1.55%	-	122,143	-	-	441,110	-	139,280	-
1.60%	-	44,907	-	-	60,696	-	31,914	-
1.65%	-	21,924	-	-	85,468	-	24,262	-
1.70%	-	7,045	-	-	47,044	-	7,616	-
1.75%	-	119,564	-	-	917,416	-	229,312	-
1.80%	-	29,202	-	-	85,402	-	27,564	-
1.85%	-	19,158	-	-	87,825	-	46,335	-
1.90%	-	2,884	-	-	10,681	-	9,929	-
1.95%	-	48,864	-	-	132,522	-	72,233	-
2.00%	-	6,711	-	-	127,309	-	18,170	-
2.05%	-	10,340	-	-	33,918	-	18,474	-
2.10%	-	14,379	-	-	52,050	-	38,751	-
2.15%	-	3,207	-	-	88,004	-	7,795	-
2.20%	-	35,132	-	-	53,993	-	34,721	-
2.25%	-	702	-	-	14,664	-	1,799	-
2.30%	-	8,996	-	-	37,481	-	23,550	-
2.35%	-	865	-	-	83,876	-	7,867	-
2.40%	-	8,499	-	-	29,767	-	5,232	-
2.45%	-	269	-	-	13,592	-	4,404	-
2.50%	-	1,500	-	-	13,808	-	2,970	-
2.55%	-	2,585	-	-	14,324	-	15,023	-
2.60%	-	2,726	-	-	5,387	-	6,394	-
2.65%	-	190	-	-	2,825	-	3,343	-
2.70%	-	-	-	-	4,446	-	-	-
2.75%	-	245	-	-	2,857	-	1,125	-
2.80%	-	-	-	-	1,402	-	1,970	-
2.85%	-	-	-	-	244	-	-	-
2.90%	-	-	-	-	817	-	-	-
2.95%	-	-	-	-	646	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	142	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,964,119	$1,038,255	$3,657	$168,436	$3,540,228	$104,464	$1,247,090	$131,790

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD

0.40%	$-	$-	$413	$55	$5,869	$7,797	$227	$117
0.60%	-	-	748	-	3,139	2,020	8	381
0.65%	-	-	15	-	4,079	4,525	-	-
0.75%	-	-	3,387	1,200	16,636	14,803	-	-
0.80%	492	-	-	63	383	-	-	-
0.85%	-	157	1,153	1,358	29,642	19,733	-	-
0.95%	-	713	-	-	5,284	1,488	-	-
1.05%	-	716	-	249	6,393	2,290	-	-
1.10%	-	269	1,286	3,197	65,340	8,379	-	-
1.15%	-	30,796	41,964	45,920	480,301	239,476	-	688
1.20%	-	273	-	-	1,954	95	-	-
1.25%	-	4,033	986	4,426	37,165	14,262	-	16
1.30%	11,620	-	68,325	71,598	1,325,233	1,078,090	-	8,665
1.35%	-	7,768	19,695	13,270	136,376	105,974	-	66
1.40%	5,864	2,489	4,915	6,496	69,869	33,301	-	-
1.45%	-	4,741	3,480	4,520	65,915	33,500	-	26
1.50%	-	3,856	105,323	34,972	423,632	387,148	-	1,869
1.55%	-	28,421	23,029	25,720	378,430	85,670	-	619
1.60%	-	18,659	120,657	34,203	225,741	313,760	-	1,525
1.65%	-	3,383	14,627	7,223	108,040	64,147	-	243
1.70%	-	707	1,779	389	25,201	2,024	-	-
1.75%	-	14,626	148,257	61,868	1,432,438	1,038,731	-	1,194
1.80%	-	9,251	38,057	10,025	125,951	95,107	-	521
1.85%	-	1,071	15,988	4,980	291,008	242,092	-	10,765
1.90%	-	1,710	-	147	14,524	3,058	-	-
1.95%	-	4,101	52,267	17,057	370,868	264,198	-	2,579
2.00%	-	2,235	32,794	3,276	103,413	28,417	-	-
2.05%	-	212	16,850	8,095	71,853	81,610	-	139
2.10%	-	902	26,681	6,439	70,951	56,885	-	139
2.15%	-	659	2,948	2,308	51,617	27,796	-	97
2.20%	-	957	42,496	15,982	141,781	173,226	-	542
2.25%	-	443	3,827	1,459	15,517	3,926	-	-
2.30%	-	44	13,079	5,990	86,849	105,335	-	22
2.35%	-	-	196	-	44,404	5,930	-	-
2.40%	-	122	7,257	1,884	22,773	16,936	-	1,630
2.45%	-	524	465	843	12,772	8,082	-	25
2.50%	-	-	826	249	11,035	10,019	-	1
2.55%	-	-	6,830	1,974	12,895	13,721	-	-
2.60%	-	-	391	-	1,598	3,090	-	-
2.65%	-	-	15	-	2,618	1,470	-	-
2.70%	-	-	-	-	2,479	568	-	-
2.75%	-	37	-	123	1,009	311	-	-
2.80%	-	-	-	-	689	728	-	-
2.85%	-	-	-	-	847	518	-	-
2.90%	-	-	-	-	360	-	-	-
2.95%	-	-	-	-	269	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	62	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$17,976	$143,875	$821,006	$397,558	$6,305,202	$4,600,236	$235	$31,869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PMVHYD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS

0.40%	$801	$-	$-	$-	$-	$-	$742	$429
0.60%	87	-	-	-	-	-	124	231
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	490	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	760	1,006	-	-	-
1.05%	-	168	-	15	1,723	-	-	-
1.10%	-	82	-	126	770	-	-	32
1.15%	-	7,087	744	7,328	12,847	347	-	16,911
1.20%	-	19	-	-	3	-	-	-
1.25%	-	1,766	506	4,401	2,823	4,072	-	352
1.30%	-	-	-	-	5,393	-	-	32,312
1.35%	-	950	-	88	1,999	1,708	-	1,808
1.40%	-	378	433	753	3,889	-	-	224
1.45%	-	1,212	343	990	1,145	-	-	98
1.50%	-	1,035	674	290	3,451	-	-	11,624
1.55%	-	11,703	252	4,330	18,237	73	-	818
1.60%	-	-	40	4,971	1,091	-	-	12,759
1.65%	-	207	-	133	1,853	-	-	364
1.70%	-	525	-	856	6,635	-	-	-
1.75%	-	8,702	506	346	8,612	-	-	22,180
1.80%	-	1,034	198	4,842	2,827	-	-	1,044
1.85%	-	450	368	864	2,604	-	-	2,025
1.90%	-	689	-	376	2,873	-	-	-
1.95%	-	1,369	-	-	2,430	-	-	14,928
2.00%	-	-	-	-	2,291	-	-	653
2.05%	-	307	693	12	1,972	-	-	2,636
2.10%	-	2,245	-	-	1,452	-	-	881
2.15%	-	-	-	-	2,379	-	-	630
2.20%	-	-	-	15	2,100	-	-	12,137
2.25%	-	195	-	54	260	-	-	673
2.30%	-	12	-	158	181	-	-	81
2.35%	-	-	-	-	2,929	-	-	-
2.40%	-	-	-	-	710	-	-	3,879
2.45%	-	155	-	-	152	-	-	243
2.50%	-	-	-	-	56	-	-	170
2.55%	-	-	-	-	-	-	-	66
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$888	$40,290	$4,757	$31,708	$97,183	$6,200	$866	$140,188

	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV

0.40%	$248	$123	$-	$-	$-	$16,815	$2,874	$11,893
0.60%	766	750	-	-	-	5,615	1,491	4,219
0.65%	119	-	-	-	-	-	-	-
0.75%	8,029	1,915	-	-	1,824	-	-	-
0.80%	2,396	40	58	1,525	1,930	-	-	-
0.85%	16,434	2,067	-	-	140	-	-	-
0.95%	7,718	-	-	-	-	-	-	-
1.05%	3,702	11	-	-	292	-	-	-
1.10%	6,094	491	-	-	4,095	-	-	-
1.15%	188,043	47,006	-	-	13,845	-	-	-
1.20%	788	-	-	-	4	-	-	-
1.25%	16,207	563	-	-	1,749	-	-	-
1.30%	581,910	119,481	101,257	254,190	377,223	-	-	-
1.35%	68,063	11,140	-	-	6,341	-	-	-
1.40%	128,111	9,576	54,399	97,487	99,901	-	-	-
1.45%	19,905	672	-	-	2,752	-	-	-
1.50%	213,910	46,066	-	-	16,403	-	-	-
1.55%	168,218	41,969	-	-	25,797	-	-	-
1.60%	130,592	37,422	-	-	8,195	-	-	-
1.65%	84,716	7,630	-	-	7,548	-	-	-
1.70%	29,077	2,694	-	-	41	-	-	-
1.75%	295,210	60,945	-	-	14,304	-	-	-
1.80%	64,851	8,799	-	-	17,555	-	-	-
1.85%	111,220	16,396	-	-	7,953	-	-	-
1.90%	13,408	126	-	-	-	-	-	-
1.95%	125,142	27,823	-	-	8,954	-	-	-
2.00%	33,244	4,112	-	-	2,493	-	-	-
2.05%	51,812	19,686	-	-	6,922	-	-	-
2.10%	53,814	34,731	-	-	8,852	-	-	-
2.15%	7,867	1,616	-	-	1,246	-	-	-
2.20%	84,398	30,945	-	-	35,431	-	-	-
2.25%	2,731	990	-	-	377	-	-	-
2.30%	26,421	7,789	-	-	2,011	-	-	-
2.35%	3,800	-	-	-	1,210	-	-	-
2.40%	27,514	3,651	-	-	7,390	-	-	-
2.45%	864	452	-	-	1,852	-	-	-
2.50%	3,302	329	-	-	-	-	-	-
2.55%	15,295	3,233	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	6,781	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	371	91	-	-	8,563	-	-	-
2.80%	6,121	-	-	-	565	-	-	-
2.85%	613	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,609,825	$551,330	$155,714	$353,202	$693,758	$22,430	$4,365	$16,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP

0.40%	$1,167	$319	$2,674	$43	$11,934	$118,692	$199,047	$29,925
0.60%	3,878	2,401	1,433	12	94	4,237	1,173	560
0.65%	51	-	97	-	-	-	-	-
0.75%	5,264	1,023	605	-	-	-	-	-
0.80%	1,325	-	-	-	-	-	-	-
0.85%	1,163	2,077	257	-	-	-	-	-
0.95%	540	-	-	-	-	-	-	-
1.05%	1,552	-	-	-	-	-	-	-
1.10%	10,004	1,264	547	-	-	-	-	-
1.15%	139,447	90,063	27,510	-	-	-	-	-
1.20%	19	66	-	-	-	-	-	-
1.25%	39,925	6,713	1,717	-	-	-	-	-
1.30%	418,377	239,020	105,251	-	-	-	-	-
1.35%	96,300	32,005	24,843	-	-	-	-	-
1.40%	43,577	36,428	5,268	-	-	-	-	-
1.45%	32,733	27,790	4,323	-	-	-	-	-
1.50%	552,351	136,240	92,877	-	-	-	-	-
1.55%	147,127	59,618	14,671	-	-	-	-	-
1.60%	455,994	190,942	87,189	-	-	-	-	-
1.65%	59,486	27,209	12,210	-	-	-	-	-
1.70%	7,544	1,116	1,089	-	-	-	-	-
1.75%	761,432	183,509	155,407	-	-	-	-	-
1.80%	191,774	46,962	18,340	-	-	-	-	-
1.85%	51,146	73,898	22,240	-	-	-	-	-
1.90%	2,777	16,831	2,415	-	-	-	-	-
1.95%	371,998	91,080	60,250	-	-	-	-	-
2.00%	84,426	26,540	5,890	-	-	-	-	-
2.05%	54,124	37,690	20,853	-	-	-	-	-
2.10%	87,781	13,502	8,626	-	-	-	-	-
2.15%	37,361	5,254	2,201	-	-	-	-	-
2.20%	250,688	75,178	31,283	-	-	-	-	-
2.25%	16,974	5,817	736	-	-	-	-	-
2.30%	50,346	20,519	18,929	-	-	-	-	-
2.35%	2,249	4,987	441	-	-	-	-	-
2.40%	57,089	21,889	8,814	-	-	-	-	-
2.45%	4,076	1,843	902	-	-	-	-	-
2.50%	4,265	1,976	2,207	-	-	-	-	-
2.55%	14,666	21,931	2,409	-	-	-	-	-
2.60%	436	520	-	-	-	-	-	-
2.65%	8,461	2,140	1,754	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	579	2,853	252	-	-	-	-	-
2.80%	179	1,465	-	-	-	-	-	-
2.85%	633	-	230	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,071,284	$1,510,678	$746,740	$55	$12,028	$122,929	$200,220	$30,485

	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	OVGS3	OVGS4

0.40%	$-	$-	$427	$-	$-	$-	$-	$-
0.60%	-	-	762	-	-	-	-	-
0.65%	-	-	161	-	-	-	-	-
0.75%	-	-	467	-	-	-	-	522
0.80%	-	-	227	-	-	-	527	-
0.85%	-	-	3,447	-	-	-	-	420
0.95%	-	-	651	-	-	-	-	3,512
1.05%	-	-	881	-	-	-	-	2,770
1.10%	-	-	13,322	87	-	-	-	2,012
1.15%	-	-	49,127	-	351	71	-	72,114
1.20%	-	-	-	-	-	-	-	423
1.25%	-	-	5,415	-	3,446	-	-	12,035
1.30%	12	3,840	183,352	-	-	-	203,036	34,390
1.35%	-	-	21,473	-	-	-	-	32,564
1.40%	549	277	13,610	-	-	199	41,814	4,737
1.45%	-	-	7,415	-	-	-	-	17,537
1.50%	-	-	79,714	-	-	-	-	37,550
1.55%	-	-	69,727	-	-	-	-	51,626
1.60%	-	-	45,883	-	-	374	-	17,712
1.65%	-	-	18,557	-	-	-	-	12,221
1.70%	-	-	1,223	-	-	-	-	2,511
1.75%	-	-	182,630	-	-	36	-	52,991
1.80%	-	-	15,218	-	-	-	-	11,215
1.85%	-	-	35,939	-	-	-	-	8,209
1.90%	-	-	2,508	-	-	-	-	1,195
1.95%	-	-	53,902	-	-	-	-	15,323
2.00%	-	-	12,428	-	-	-	-	5,071
2.05%	-	-	12,982	-	-	-	-	3,360
2.10%	-	-	23,694	-	-	-	-	7,550
2.15%	-	-	2,043	-	-	-	-	1,216
2.20%	-	-	29,964	-	-	-	-	15,393
2.25%	-	-	2,835	-	-	-	-	166
2.30%	-	-	15,426	-	-	-	-	3,846
2.35%	-	-	2,095	-	-	-	-	827
2.40%	-	-	8,278	-	-	-	-	849
2.45%	-	-	1,860	-	-	-	-	41
2.50%	-	-	1,908	-	-	-	-	215
2.55%	-	-	3,151	-	-	-	-	907
2.60%	-	-	4,442	-	-	-	-	1,310
2.65%	-	-	521	-	-	-	-	87
2.70%	-	-	179	-	-	-	-	-
2.75%	-	-	251	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$561	$4,117	$928,095	$87	$3,797	$680	$245,377	$434,427

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3	NVMIG3

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	8	-	-	-	-
0.65%	-	-	56	-	-	-	-	-
0.75%	-	-	729	134	-	341	-	-
0.80%	129	107	242	472	287	-	340	497
0.85%	-	-	912	762	-	622	-	-
0.95%	76	952	681	1,343	-	342	-	-
1.05%	219	377	878	489	-	223	-	-
1.10%	838	6,443	2,942	1,177	-	979	-	-
1.15%	13,399	50,827	63,943	52,381	-	30,849	-	-
1.20%	97	270	164	34	-	72	-	-
1.25%	1,267	6,266	6,482	5,084	-	3,562	-	-
1.30%	10,462	13,297	95,893	54,786	51,814	13,164	63,634	98,610
1.35%	3,857	13,347	23,815	11,611	-	9,748	-	-
1.40%	3,703	4,690	24,029	15,934	10,022	1,338	36,338	44,587
1.45%	2,342	10,965	20,251	9,992	-	7,767	-	-
1.50%	2,938	12,952	49,962	37,463	-	29,152	-	-
1.55%	19,254	57,143	39,637	47,356	-	23,465	-	-
1.60%	1,060	3,858	62,821	28,203	-	23,200	-	-
1.65%	1,727	7,428	17,831	10,120	-	8,114	-	-
1.70%	757	8,563	3,421	2,485	-	1,247	-	-
1.75%	11,283	69,944	86,932	48,659	-	40,329	-	-
1.80%	3,024	10,596	37,781	23,488	-	6,464	-	-
1.85%	1,078	6,418	15,838	22,402	-	6,220	-	-
1.90%	1,067	3,313	533	1,716	-	837	-	-
1.95%	2,887	10,825	24,336	9,645	-	14,081	-	-
2.00%	1,766	11,130	8,069	5,500	-	3,390	-	-
2.05%	158	889	5,512	2,615	-	4,666	-	-
2.10%	2,058	5,890	4,550	3,074	-	13,203	-	-
2.15%	1,203	4,266	3,640	1,984	-	1,965	-	-
2.20%	170	4,267	19,151	15,750	-	17,851	-	-
2.25%	47	1,506	1,658	467	-	1,066	-	-
2.30%	566	4,277	4,844	6,231	-	3,622	-	-
2.35%	61	9,982	137	445	-	524	-	-
2.40%	199	686	449	95	-	211	-	-
2.45%	309	1,555	95	1,032	-	1,281	-	-
2.50%	55	5,701	656	-	-	349	-	-
2.55%	-	599	1,219	625	-	2,336	-	-
2.60%	-	1,108	273	-	-	986	-	-
2.65%	90	89	866	159	-	1,648	-	-
2.70%	-	648	-	-	-	-	-	-
2.75%	-	321	-	11	-	-	-	-
2.80%	-	319	-	-	-	319	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$88,146	$351,871	$631,228	$423,732	$62,123	$275,533	$100,312	$143,694

	GVDIV3	GVDIV6	ACVVS1

0.40%	$-	$89	$-
0.60%	-	-	-
0.65%	-	128	-
0.75%	-	991	-
0.80%	59	-	-
0.85%	-	679	-
0.95%	-	827	-
1.05%	-	438	-
1.10%	-	7,010	-
1.15%	-	41,903	-
1.20%	-	380	-
1.25%	-	2,741	-
1.30%	13,868	33,061	9
1.35%	-	7,918	-
1.40%	7,073	1,664	-
1.45%	-	4,206	-
1.50%	-	17,967	-
1.55%	-	33,617	-
1.60%	-	5,663	-
1.65%	-	7,610	-
1.70%	-	4,484	-
1.75%	-	77,691	-
1.80%	-	3,800	-
1.85%	-	7,895	-
1.90%	-	3,432	-
1.95%	-	15,662	-
2.00%	-	7,592	-
2.05%	-	5,124	-
2.10%	-	3,803	-
2.15%	-	2,240	-
2.20%	-	7,193	-
2.25%	-	943	-
2.30%	-	4,794	-
2.35%	-	3,288	-
2.40%	-	1,258	-
2.45%	-	1,155	-
2.50%	-	3,303	-
2.55%	-	478	-
2.60%	-	431	-
2.65%	-	787	-
2.70%	-	52	-
2.75%	-	-	-
2.80%	-	401	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-

	$21,000	$322,698	$9

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $971,905,312 and $927,915,455, respectively, and total transfers from the Account to the fixed account were $173,561,568 and $227,209,766, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $14,025,741 and $15,596,840 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

For guaranteed minimum death benefits, the Company contributed $3,350,109 and $4,697,906 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,518,850 and $5,377,846 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$45,160,449,892	$-	$-	$45,160,449,892

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$17,583	$86,428
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	139,796	41,072
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	8,188,453	552,852
VP Inflation Protection Fund - Class I ( ACVIP1 )	160,406	6,368
Growth Fund - Class 1 ( AFGF )	811,793	845,136
High-Income Bond Fund - Class 1 ( AFHY )	2,005,277	2,157,026
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	388,093,058	6,041,832
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	55,196	101,791
Global Allocation V.I. Fund - Class III ( MLVGA3 )	121,171,977	4,416,561
Money Market Portfolio(TM) ( CHSMM )	5,426,066	6,243,835
VIP Value Series: Service Class ( DWVVLS )	379,707	26,704
VIP Small Cap Value Series: Service Class ( DWVSVS )	22,616,910	4,589,521
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,285,343	28,616,018
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,750,224	34,892,690
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	4,156,433	5,401,576
Floating-Rate Income Fund ( ETVFR )	31,831,073	10,583,751
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	507,391	20,288
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,519,031	663,604
VA International Equity Fund ( HVIE )	3,316,241	1,552,933
VA Situs Fund ( HVSIT )	8,606,741	8,792,898
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	7,323,175	884,126
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	2,364,486	6,032,584
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	164,704	1,410
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	3,044,909	4,019,881
Balanced Portfolio: Service Shares ( JABS )	985,952	1,771,207
Enterprise Portfolio: Service Shares ( JAMGS )	114,717	705
Forty Portfolio: Service Shares ( JACAS )	52,771,346	28,613,943
Global Technology Portfolio: Service Shares ( JAGTS )	17,127,328	8,369,418
Overseas Portfolio: Service Shares ( JAIGS )	16,499,273	11,254,260
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	14,946,361	645,974
Investors Growth Stock Series - Service Class ( MIGSC )	602,669	1,688,104
New Discovery Series - Service Class ( MNDSC )	11,893,111	7,748,880
Utilities Series - Service Class ( MVUSC )	95,391	2,627
Value Series - Service Class ( MVFSC )	24,249,325	45,825,809
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	36,959,297	6,347,749
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	1,808,514	451,980
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	2,956,002	4,240,768
Emerging Markets Debt Portfolio - Class I ( MSEM )	152,584	393,909
Emerging Markets Debt Portfolio - Class II ( MSEMB )	206,967	129,489
Global Real Estate Portfolio - Class II ( VKVGR2 )	218,172	44,186
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,165	6,940
U.S. Real Estate Portfolio - Class II ( MSVREB )	52	1,339
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	187,293,937	72,388
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	21,687,304	32,571
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	8,772,566	7,202,504
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,565,593	25,832,498
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	249,015,276	78,223,014
American Funds NVIT Bond Fund - Class II ( GVABD2 )	296,409,710	85,272,929
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	31,719,598	12,989,267
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	43,302,760	17,460,707
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	266,197,617	118,391,597
Federated NVIT High Income Bond Fund - Class I ( HIBF )	110,745,485	45,825,794
NVIT Emerging Markets Fund - Class I ( GEM )	14,550,419	2,279,913
NVIT Emerging Markets Fund - Class II ( GEM2 )	66,772,934	5,298,807
NVIT International Equity Fund - Class I ( GIG )	25,080,001	1,817,809
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	13,028,107	3,076,829
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	14,245,298	12,485,879
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	6,953,973	10,065,967
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	932,380	2,262,872
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	3,604,639	46,913,066
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	20,559,427	4,740,172
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	240,086,260	34,695,101
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	195,797,694	158,799,934
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	93,906,133	78,929,396
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	167,449,864	139,290,482
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	60,009,031	43,126,246
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	83,916,878	42,334,397
NVIT Core Bond Fund - Class I ( NVCBD1 )	2,065,977	978,659
NVIT Core Bond Fund - Class II ( NVCBD2 )	12,890,180	23,833,853
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	19,224,073	6,246,639
NVIT Nationwide Fund - Class I ( TRF )	2,087,321	16,594,015
NVIT Nationwide Fund - Class II ( TRF2 )	6,191,612	39,061,438
NVIT Government Bond Fund - Class I ( GBF )	36,320,388	77,606,140
American Century NVIT Growth Fund - Class I ( CAF )	904,151	4,093,263
American Century NVIT Growth Fund -Class II ( CAF2 )	14,541,508	4,935,657

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT International Index Fund - Class II ( GVIX2 )	63,670	673
NVIT International Index Fund - Class VIII ( GVIX8 )	12,976,068	2,492,700
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	14,895,108	42,885,680
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	164,307,913	10,864,954
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	76,556,305	68,107,416
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	81,338,048	92,550,857
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	53,615,949	272,957,270
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,771,563	193,004,830
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	66,241,114	58,230,216
NVIT Mid Cap Index Fund - Class I ( MCIF )	24,495,465	12,472,954
NVIT Money Market Fund - Class I ( SAM )	205,465,313	205,124,603
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	37,489,780	3,195,103
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	16,206,746	29,358,804
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	5,105,556	538,213
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	75,181,081	8,929,904
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,949,769	2,969,087
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	13,241,467	19,448,194
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,608,539	1,509,179
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,151,768	10,366,499
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	23,473,740	25,522,273
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	21,934,034	22,881,945
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	23,223	1,106
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	82,512,861	42,801,095
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,480,908	1,831,762
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	9,326,509	5,284,410
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,024,364	7,881,194
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	8,648,258	6,902,283
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	12,099,475	10,166,093
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	10,455,152	7,771,661
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	42,385,255	16,397,654
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,816,990	15,287,282
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	41,860,896	47,377,486
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	29,879,344	42,311,469
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	34,032,543	31,726,462
Invesco NVIT Comstock Value Fund - Class I ( EIF )	237,495	12,171
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	13,865,409	23,248,420
NVIT Real Estate Fund - Class I ( NVRE1 )	20,530,547	6,486,026
NVIT Real Estate Fund - Class II ( NVRE2 )	54,377,019	10,023,152
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	1,510,531	104,550
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	158,224	1,054
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	562,981,035	639,817
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	291,195,915	3,499,750
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	348,186,867	1,393,133
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	190,703,100	345,816
NVIT Small Cap Index Fund Class II ( NVSIX2 )	15,935,902	1,091,168
NVIT S&P 500 Index Fund Class II ( GVEX2 )	120,072,862	4,600,136
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	6,754,832	779,937
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,400,451	1,525,888
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	7,764,471	342,813
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	113,050	2,371
Real Return Portfolio - Advisor Class ( PMVRA )	25,546	5,220
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	168,748	43,836
VPS Growth and Income Portfolio - Class B ( ALVGIB )	394,445	1,694,135
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	91,420	11,891
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	23,740,221	16,250,899
VP Balanced Fund - Class I ( ACVB )	5,302,391	4,219,168
VP Capital Appreciation Fund - Class I ( ACVCA )	19,231	17,098
VP Income & Growth Fund - Class I ( ACVIG )	2,178,265	3,513,904
VP Income & Growth Fund - Class II ( ACVIG2 )	599,992	1,005,910
VP Inflation Protection Fund - Class II ( ACVIP2 )	38,162,394	37,571,723
VP International Fund - Class I ( ACVI )	39,736	41,644
VP International Fund - Class III ( ACVI3 )	5,127	5,083
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,789,025	3,010,406
VP Mid Cap Value Fund - Class II ( ACVMV2 )	34,158,661	14,203,383
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	10,849,500	1,623,287
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	9,780,343	25,669,585
Appreciation Portfolio - Initial Shares ( DCAP )	2,341,114	7,066,157
Appreciation Portfolio - Service Shares ( DCAPS )	13,276,145	19,058,023
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	114,840	298,791
Growth and Income Portfolio - Initial Shares ( DGI )	608,857	2,208,999
Managed Tail Risk Fund II: Service Shares ( FCA2S )	293,705	361,928
Quality Bond Fund II - Primary Shares ( FQB )	857,666	1,681,527
Quality Bond Fund II - Service Shares ( FQBS )	2,137,470	5,931,907
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,470	79,473
Equity-Income Portfolio - Initial Class ( FEIP )	14,869,350	45,746,719
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	281,377	1,893,844
High Income Portfolio - Initial Class ( FHIP )	2,410,840	5,955,353
VIP Asset Manager Portfolio - Initial Class ( FAMP )	8,467,210	18,080,069
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	23,287,375	16,145,307
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	33,458,414	17,301,677
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,347,011	1,484,494
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	26,066,473	10,301,581
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	2,373,426	1,752,729
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	26,186,688	27,955,899
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,470,970	1,679,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	13,700,286	4,781,467
VIP Growth Portfolio - Initial Class ( FGP )	1,759,503	45,631,446
VIP Growth Portfolio - Service Class 2 ( FG2 )	71,386,354	18,601,937
VIP High Income Portfolio - Initial Class R ( FHIPR )	2,928,573	4,558,564
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	3,882,189	5,334,082
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	26,560,308	54,441,268
VIP Mid Cap Portfolio - Service Class ( FMCS )	1,836,290	5,714,257
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	18,010,797	34,008,120
VIP Overseas Portfolio - Initial Class ( FOP )	704,210	7,237,537
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,431,920	3,345,060
VIP Overseas Portfolio - Service Class 2 ( FO2 )	21,931	497,335
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	13,069,811	8,473,984
VIP Value Strategies Portfolio - Service Class ( FVSS )	326,741	2,100,044
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	78,264,321	10,364,510
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,346,290	10,137,858
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	16,699,251	30,800,240
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	284,036	23,239
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	18,138,402	2,941,165
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	71,470,096	11,444,487
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	145,857,480	3,749,749
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	34,014,386	4,862,835
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	282,004	2,461
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	914,915	418,215
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	14,057	1,782
Short Duration Bond Portfolio - I Class Shares ( AMTB )	8,602,990	38,378,700
Growth Portfolio - I Class Shares ( AMTG )	1,555	3,307
International Portfolio - S Class Shares ( AMINS )	56,410	13,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		170	1,045
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		1,369,933	1,742,138
Socially Responsive Portfolio - I Class Shares ( AMSRS )		809,208	6,862,880
International Growth Fund/VA- Service Shares ( OVIGS )		10,603,656	65,401
Capital Income Fund/VA - Non-Service Shares ( OVMS )		896,317	4,986,025
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,275,960	4,186,606
Global Securities Fund/VA - Non-Service Shares ( OVGS )		65,392,621	20,083,242
Global Securities Fund/VA - Service Class ( OVGSS )		103,045,068	5,835,631
International Growth Fund/VA - Non-Service Shares ( OVIG )		405,156	14,698
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,808,992	1,597,034
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,729,115	44,440,485
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		4,376,296	3,623,232
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		35,001,931	14,120,130
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )		944,338	3,316,181
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		471,617	370,317
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		1,937,219	2,241,067
All Asset Portfolio - Advisor Class ( PMVAAD )		12,789,917	7,818,789
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		3,066,817	10,612,151
Low Duration Portfolio - Advisor Class ( PMVLAD )		55,186,135	34,463,307
Total Return Portfolio - Advisor Class ( PMVTRD )		45,470,386	22,272,244
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )		85,442	976
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )		6,124,416	868,847
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )		908,449	837,177
VT Growth & Income Fund: Class IB ( PVGIB )		117,841	679,640
VT International Equity Fund: Class IB ( PVTIGB )		3,018	53,704
VT Voyager Fund: Class IB ( PVTVB )		622,845	696,776
VI American Franchise Fund - Series II Shares ( ACEG2 )		1,547,445	3,063,819
Diversified Stock Fund Class A Shares ( VYDS )		6,699	38,899
Small-Cap Portfolio - Investment Class ( ROCSC )		321,662	12,397
Variable Fund - Multi-Hedge Strategies ( RVARS )		12,599,698	2,286,339
Blue Chip Growth Portfolio - II ( TRBCG2 )		40,120	41,241
Equity Income Portfolio - II ( TREI2 )		65,972	65,228
Health Sciences Portfolio - II ( TRHS2 )		77,774,035	25,271,213
Limited-Term Bond Portfolio - II ( TRLT2 )		2,510	2,515
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )		20,353,223	14,266,095
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )		3,398,396	3,376,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )		4,498,507	5,205,049
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )		71,234	9,142,314
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )		5,715,509	193,337
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )		433,264	15,047
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )		2,894,400	271,819
Variable Insurance Portfolios - Asset Strategy ( WRASP )		95,844,854	12,453,790
Variable Insurance Portfolios - High Income ( WRHIP )		59,456,134	44,829,536
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		22,014,827	1,655,119
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )		40,992	150
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		890,005	433,337
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		4,524,619	1,055,665
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		8,349,436	2,683,839
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		1,037,554	701,786
Advantage VT Discovery Fund ( SVDF )		5,065	8,998
Advantage VT Opportunity Fund - Class 2 ( SVOF )		42,621	72,286
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		24,230,125	7,923,555
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		1,029	1,762
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )		4,144	3,799
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		8,453	10,981
Global Securities Fund/VA - Class 3 (obsolete) ( OVGS3 )		445,193	58,319,992
Global Securities Fund/VA - Class 4 (obsolete) ( OVGS4 )		4,476,019	92,521,258
Templeton Developing Markets Securities Fund - Class 3 (obsolete) ( FTVDM3 )		262,621	18,845,200
Templeton Foreign Securities Fund - Class 3 (obsolete) ( TIF3 )		697,051	72,805,385
Templeton Global Bond Securities Fund - Class 3 (obsolete) ( FTVGI3 )		2,438,693	131,186,697
Federated NVIT High Income Bond Fund - Class III (obsolete) ( HIBF3 )		7,711,857	96,267,783
NVIT Emerging Markets Fund - Class III (obsolete) ( GEM3 )		253,986	16,145,135
NVIT Emerging Markets Fund - Class VI (obsolete) ( GEM6 )		4,026,696	58,282,883
NVIT International Equity Fund - Class III (obsolete) ( GIG3 )		740,167	25,084,671
NVIT Multi-Manager International Growth Fund - Class III (obsolete) ( NVMIG3 )		394,691	35,249,701
NVIT Multi-Manager International Value Fund - Class III (obsolete) ( GVDIV3 )		206,523	5,212,316
NVIT Multi-Manager International Value Fund - Class VI (obsolete) ( GVDIV6 )		2,465,326	67,431,763
VP Vista(SM) Fund - Class I (obsolete) ( ACVVS1 )		296	2,664

	Total	$7,607,287,843	$4,374,095,105

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2014	0.95% to 1.05%	26,168	$19.89 to $ 19.66	$516,473	0.00%	6.56% to 6.45%
2013	0.95% to 1.05%	29,458	18.67 to 18.47	545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.40% to 0.60%	10,220	10.98 to 10.95	112,134	0.89%	4.03% to 3.82%
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	1.10% to 2.65%	1,392,186	11.60 to 11.12	15,847,152	0.40%	3.06% to 1.45%
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.40% to 0.60%	21,218	9.38 to 9.35	198,937	1.58%	3.16% to 2.96%
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2014	1.30%	106,861	117.92	12,601,077	1.44%	7.37%
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
High-Income Bond Fund - Class 1 (AFHY)
2014	1.30%	21,295	57.09	1,215,827	4.36%	-0.51%
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2014	0.40% to 2.75%	65,640,615	11.38 to 10.94	798,451,750	0.07%	2.50% to 0.08%
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2014	1.30%	25,113	35.65	895,197	1.33%	3.87%
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.40% to 2.85%	22,411,842	16.15 to 14.02	336,749,454	2.54%	1.52% to -0.97%
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
Money Market Portfolio(TM) (CHSMM)
2014	0.75% to 1.55%	884,847	9.75 to 9.76	8,890,073	0.01%	-0.74% to -1.54%
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
VIP Value Series: Service Class (DWVVLS)
2014	0.40% to 0.60%	47,661	13.22 to 13.18	629,639	1.24%	13.25% to 13.02%
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.40% to 2.75%	1,869,070	12.95 to 12.44	23,690,053	0.26%	5.20% to 2.71%
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.80% to 1.40%	5,106,390	41.17 to 47.01	243,861,596	1.74%	12.52% to 11.84%
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2014	0.40% to 2.80%	7,085,178	16.00 to 19.37	169,352,638	1.48%	12.65% to 9.94%
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.80% to 1.40%	1,151,261	$32.19 to $ 37.39	$45,614,538	1.06%	12.55% to 11.86%
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
Floating-Rate Income Fund (ETVFR)
2014	0.40% to 2.75%	2,099,789	10.15 to 9.81	20,901,456	3.22%	0.17% to -1.86%	****
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2014	0.40% to 0.60%	57,644	11.60 to 11.56	667,305	2.50%	29.28% to 29.02%
2013	0.40% to 0.60%	14,671	8.97 to 8.96	131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.40% to 2.85%	571,852	10.84 to 11.27	6,651,026	0.04%	3.53% to 0.98%
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2014	0.40% to 2.65%	1,319,092	11.76 to 10.69	14,796,809	2.13%	-7.06% to -9.16%
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2014	0.40% to 2.55%	2,049,869	17.47 to 15.95	34,123,200	0.51%	-2.46% to -4.56%
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.40% to 2.75%	984,626	13.30 to 12.48	12,646,474	0.00%	3.75% to 1.30%
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.75% to 2.75%	1,552,810	14.17 to 13.42	21,539,179	0.00%	6.88% to 4.73%
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.40% to 0.60%	20,089	10.46 to 10.42	209,848	0.00%	5.49% to 5.28%
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.80% to 1.40%	629,150	26.96 to 25.28	16,042,419	0.79%	14.19% to 13.50%
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
Balanced Portfolio: Service Shares (JABS)
2014	0.95% to 2.20%	481,380	23.08 to 21.63	11,224,356	1.50%	7.21% to 5.86%
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
Enterprise Portfolio: Service Shares (JAMGS)
2014	0.40% to 0.60%	9,705	13.64 to 13.59	132,135	0.02%	11.79% to 11.57%
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Forty Portfolio: Service Shares (JACAS)
2014	0.40% to 2.80%	6,633,166	14.32 to 23.70	149,619,507	0.03%	8.03% to 5.43%
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.40% to 2.75%	3,355,733	13.79 to 13.81	36,917,587	0.00%	8.91% to 6.34%
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.75% to 2.80%	3,311,550	$9.86 to $ 23.77	$63,697,356	5.76%	-12.76% to -14.56%
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.40% to 2.85%	1,378,884	9.41 to 9.35	12,697,617	4.80%	-5.02% to -6.46%	****
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	0.95% to 2.55%	315,243	21.12 to 21.19	7,570,883	0.28%	10.06% to 8.28%
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
New Discovery Series - Service Class (MNDSC)
2014	0.40% to 2.65%	1,676,490	13.34 to 12.55	21,619,518	0.00%	-7.86% to -9.95%
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2014	0.40% to 0.60%	9,548	11.82 to 11.78	112,560	2.41%	12.02% to 11.79%
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****
Value Series - Service Class (MVFSC)
2014	0.40% to 3.05%	14,263,480	15.88 to 21.53	384,539,770	1.32%	9.76% to 6.84%
2013	0.40% to 3.05%	15,568,092	14.46 to 20.15	386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.40% to 2.80%	11,397,673	15.64 to 13.96	168,757,596	1.84%	0.73% to -1.70%
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.80% to 1.40%	197,375	13.54 to 12.85	2,562,783	2.72%	6.99% to 6.35%
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	0.95% to 2.55%	1,156,982	13.98 to 11.48	15,005,462	3.00%	6.54% to 4.82%
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.80% to 1.40%	85,072	28.61 to 25.73	2,214,822	5.47%	2.10% to 1.49%
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.40% to 2.05%	44,687	9.31 to 20.82	815,841	5.10%	2.48% to 0.78%
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.40% to 2.55%	25,692	10.43 to 10.41	275,172	0.77%	13.40% to 10.95%
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.40% to 2.85%	18,774,801	$9.99 to $ 9.87	$186,508,714	2.13%	-0.13% to -1.28%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	1.15% to 2.75%	2,143,787	10.15 to 10.07	21,714,913	2.24%	1.48% to 0.71%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.80% to 1.40%	2,467,526	23.45 to 22.66	56,170,444	1.99%	12.21% to 11.54%
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	0.40% to 2.85%	7,970,170	23.74 to 20.62	177,443,963	1.84%	12.50% to 9.73%
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.40% to 3.10%	366,259,790	20.04 to 12.52	5,277,274,067	0.96%	4.57% to 1.74%
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.40% to 3.10%	152,420,112	11.78 to 10.04	1,761,545,398	1.28%	4.56% to 1.72%
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.40% to 2.85%	14,633,884	13.94 to 13.54	221,909,548	0.73%	1.43% to -1.07%
2013	0.40% to 2.95%	13,261,501	13.74 to 13.58	200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.40% to 2.85%	25,379,860	14.39 to 12.95	367,777,799	0.46%	7.63% to 4.99%
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.40% to 3.10%	152,683,209	15.20 to 11.71	2,022,271,032	0.81%	9.79% to 6.81%
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.40% to 2.75%	3,331,749	9.91 to 16.04	66,619,379	5.02%	-0.94% to -0.27%	****
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.40% to 1.40%	578,521	9.35 to 20.95	12,154,794	1.23%	-5.88% to -6.83%
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	0.75% to 2.80%	2,054,838	9.68 to 24.80	59,811,178	1.26%	-3.23% to -8.37%	****
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
NVIT International Equity Fund - Class I (GIG)
2014	0.40% to 1.40%	1,638,422	11.13 to 13.55	22,381,242	2.55%	-0.85% to -1.84%
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.40% to 2.75%	4,306,729	$9.86 to $8.10	$37,716,834	3.65%	-1.12% to -3.45%
2013	0.40% to 2.75%	3,288,584	9.97 to 8.39	29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to - 12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.80% to 1.40%	6,161,181	13.76 to 13.22	81,826,962	0.87%	5.75% to 5.11%
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2014	0.40% to 2.65%	2,346,283	13.85 to 12.01	30,361,971	0.75%	6.13% to 3.74%
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.80% to 1.40%	175,685	15.77 to 15.15	2,677,715	0.81%	9.72% to 9.05%
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.40% to 3.05%	10,053,530	16.89 to 13.44	149,785,781	0.79%	10.07% to 7.14%
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.75% to 2.75%	4,780,265	20.97 to 11.64	59,819,242	2.25%	3.71% to 1.62%
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.40% to 3.10%	170,119,173	14.19 to 11.23	2,131,595,271	2.37%	3.88% to 1.06%
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.40% to 3.00%	230,201,524	14.78 to 11.52	2,934,450,319	2.44%	4.28% to 1.56%
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.65% to 2.85%	62,574,511	13.43 to 10.77	737,227,944	2.19%	2.66% to 0.39%
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.40% to 3.40%	229,287,740	14.48 to 11.11	2,900,569,131	2.39%	4.15% to 1.01%
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.75% to 3.05%	31,438,275	14.55 to 11.42	397,258,417	2.42%	3.78% to 1.37%
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.40% to 2.95%	69,676,994	$13.84 to $11.18	$859,787,324	2.36%	3.67% to 1.01%
2013	0.40% to 2.95%	68,643,015	13.35 to 11.07	826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.80% to 1.40%	271,564	12.99 to 12.48	3,406,018	3.45%	4.21% to 3.58%
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
NVIT Core Bond Fund - Class II (NVCBD2)
2014	0.40% to 3.05%	8,368,425	13.31 to 10.95	101,507,614	2.38%	4.26% to 1.49%
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.40% to 2.70%	4,904,620	14.50 to 12.15	64,579,296	2.30%	4.46% to 2.05%
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
NVIT Nationwide Fund - Class I (TRF)
2014	0.80% to 1.40%	1,636,013	33.40 to 36.29	135,171,460	1.15%	11.25% to 10.58%
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
NVIT Nationwide Fund - Class II (TRF2)
2014	0.40% to 3.05%	6,491,200	14.04 to 16.86	140,987,217	0.87%	11.37% to 8.41%
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
NVIT Government Bond Fund - Class I (GBF)
2014	0.40% to 3.05%	16,944,271	12.41 to 10.63	271,504,303	1.93%	4.15% to 1.38%
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.40% to 1.40%	1,270,746	13.20 to 26.25	36,871,450	0.35%	10.88% to 9.77%
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.40% to 2.75%	3,719,227	14.76 to 13.52	52,518,246	0.49%	10.60% to 7.99%
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2014	0.40%	5,529	10.39	57,426	3.50%	-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.65% to 2.65%	4,101,560	8.92 to 8.73	39,378,317	3.12%	-6.80% to -8.67%
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.40% to 3.05%	9,151,603	21.56 to 18.63	212,106,942	1.59%	4.57% to 1.78%
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.40% to 2.95%	79,083,321	$16.36 to $14.12	$1,215,729,285	1.79%	4.17% to 1.50%
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.40% to 3.00%	84,721,057	18.69 to 16.08	1,487,768,339	1.71%	4.79% to 2.06%
2013	0.40% to 3.00%	85,633,495	17.83 to 15.76	1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.60% to 2.75%	47,834,340	13.07 to 11.87	667,796,025	1.80%	3.27% to 1.03%
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.40% to 3.00%	143,660,270	13.62 to 15.35	2,678,450,645	1.66%	4.76% to 2.03%
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.40% to 3.05%	46,994,555	13.65 to 17.27	1,026,988,892	1.61%	4.54% to 1.76%
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.40% to 3.00%	52,322,609	13.27 to 13.51	858,154,256	1.80%	4.32% to 1.60%
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.40% to 2.75%	4,963,956	18.66 to 26.71	152,227,565	1.10%	8.98% to 6.41%
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
NVIT Money Market Fund - Class I (SAM)
2014	0.40% to 2.90%	52,507,000	9.93 to 8.20	618,897,252	0.00%	-0.40% to -2.90%
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.80% to 1.40%	3,252,855	9.74 to 9.70	31,573,613	1.05%	-2.58% to -2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.40% to 3.05%	13,009,367	12.25 to 9.62	138,699,946	2.12%	-1.75% to -4.36%
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.80% to 1.40%	451,831	9.06 to 9.02	4,077,594	1.77%	-9.42% to -9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.40% to 2.85%	3,915,281	9.07 to 13.14	59,443,203	2.68%	-9.34% to -12.25%	****
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.80% to 1.40%	708,684	15.20 to 14.60	10,408,893	0.47%	9.55% to 8.89%
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.40% to 3.05%	8,723,839	$15.50 to $ 12.85	$124,086,141	0.24%	9.71% to 6.79%
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.80% to 1.40%	296,761	16.82 to 16.35	4,868,741	1.21%	9.63% to 8.97%
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.40% to 2.75%	5,883,975	15.50 to 12.45	79,361,366	1.09%	9.80% to 7.21%
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.80% to 1.40%	12,805,808	15.26 to 14.66	188,821,261	0.00%	3.20% to 2.58%
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.40% to 3.05%	8,653,958	15.10 to 12.87	123,447,811	0.00%	3.31% to 0.56%
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.40%	1,719	13.85	23,808	1.99%	16.68%
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.65% to 3.05%	18,226,226	18.22 to 15.48	315,118,479	1.36%	16.26% to 13.45%
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.80% to 1.40%	608,105	11.46 to 10.49	6,466,067	0.00%	1.99% to 1.37%
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.40% to 2.80%	1,159,126	14.41 to 17.52	25,535,194	0.00%	2.13% to -0.33%
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.40% to 1.40%	1,020,116	13.34 to 34.85	35,935,394	0.51%	6.59% to 5.52%
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.40% to 2.75%	1,133,233	18.92 to 25.82	37,480,517	0.29%	6.34% to 3.83%
2013	0.40% to 2.70%	1,171,234	17.80 to 28.23	36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.40% to 1.40%	1,418,968	12.98 to 53.60	75,492,828	0.16%	0.41% to -0.60%
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.40% to 2.65%	1,594,729	$16.24 to $ 26.00	$47,011,896	0.00%	0.15% to -2.11%
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.40% to 2.80%	13,686,203	13.35 to 12.62	213,806,609	3.24%	3.47% to 0.97%
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.40% to 2.80%	11,240,208	11.23 to 9.52	116,324,594	1.04%	0.09% to -2.32%
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.80% to 1.40%	16,100,387	23.43 to 22.64	366,069,572	0.71%	7.93% to 7.28%
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	0.40% to 2.80%	10,506,727	23.63 to 20.58	233,232,813	0.45%	8.13% to 5.52%
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.40% to 3.05%	15,012,122	15.65 to 13.43	220,101,327	3.59%	-8.51% to -10.95%
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.40% to 0.60%	34,050	13.03 to 12.99	443,482	2.30%	8.73% to 8.51%
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2014	0.40% to 3.05%	7,305,999	15.96 to 19.06	180,247,716	1.28%	8.49% to 5.60%
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.80% to 1.40%	4,693,279	14.93 to 14.34	67,636,763	2.95%	27.85% to 27.08%
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.40% to 2.85%	8,086,103	30.43 to 12.75	112,777,865	3.07%	28.09% to 24.94%
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.40% to 1.80%	125,679	11.38 to 11.11	1,401,443	3.20%	1.45% to 0.03%
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	1.60% to 1.80%	13,188	11.48 to 11.45	151,431	1.86%	1.48% to 1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.40% to 2.75%	69,392,456	11.10 to 10.66	755,595,648	3.76%	0.61% to -1.76%
2013	0.40% to 2.30%	20,316,134	11.03 to 10.89	222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	0.40% to 2.85%	34,616,610	11.09 to 10.64	376,761,705	3.64%	1.85% to -0.65%
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.40% to 2.50%	43,498,040	$10.96 to $ 10.58	$467,813,783	1.87%	1.33% to -0.81%
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.40% to 2.85%	24,393,200	10.94 to 10.50	262,077,939	2.20%	2.05% to -0.46%
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.40% to 2.80%	1,861,847	13.17 to 12.64	24,010,339	1.25%	4.13% to 1.62%
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.40% to 2.85%	12,997,434	13.26 to 12.72	168,655,614	2.77%	12.62% to 9.85%
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2014	1.30% to 2.55%	1,045,776	10.91 to 10.62	11,316,209	1.13%	1.36% to 0.07%
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2014	1.30% to 2.50%	650,405	11.67 to 11.37	7,507,452	1.02%	-0.43% to -1.64%
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2014	1.15% to 2.85%	835,495	11.54 to 10.39	9,509,888	1.41%	1.32% to -0.42%
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2014	0.40% to 0.60%	10,527	10.82 to 10.78	113,773	1.56%	10.71% to 10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2014	0.40%	5,579	9.19	51,261	1.15%	2.58%
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.40%	41,081	12.75	523,746	2.22%	6.68%
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	0.95% to 2.25%	261,769	20.91 to 22.23	6,282,093	1.08%	8.25% to 6.83%
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.40% to 0.60%	18,476	13.40 to 13.35	247,443	0.75%	8.76% to 8.54%
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.40% to 2.85%	2,879,983	18.75 to 27.23	97,393,192	0.46%	8.51% to 5.84%
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
VP Balanced Fund - Class I (ACVB)
2014	0.80% to 1.40%	1,071,298	30.46 to 31.65	36,439,627	1.53%	8.97% to 8.32%
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.80% to 1.40%	888,260	21.24 to 19.20	17,283,590	2.02%	11.60% to 10.93%
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
VP Income & Growth Fund - Class II (ACVIG2)
2014	0.95% to 2.40%	223,567	21.71 to 21.93	5,305,520	1.77%	11.26% to 9.64%
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.40% to 2.80%	18,201,387	$12.58 to $ 11.61	$246,972,854	1.30%	2.89% to 0.41%
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.40% to 1.40%	517,561	13.47 to 19.78	10,187,275	1.18%	15.96% to 14.79%
2013	0.40% to 1.40%	559,245	11.62 to 17.23	9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	0.40% to 2.85%	5,721,471	20.59 to 20.35	131,436,311	1.02%	15.77% to 12.93%
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	0.40% to 2.75%	882,717	10.96 to 10.78	9,590,077	0.00%	9.56% to 7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.40% to 3.05%	3,031,376	19.24 to 26.19	92,837,743	0.62%	4.70% to 1.92%
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.80% to 1.40%	1,396,574	25.25 to 22.71	32,171,783	1.81%	7.23% to 6.58%
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
Appreciation Portfolio - Service Shares (DCAPS)
2014	0.40% to 2.75%	5,545,660	15.48 to 17.81	119,292,371	1.60%	7.40% to 4.86%
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2014	0.95% to 2.25%	58,484	16.52 to 18.22	1,155,794	0.00%	0.36% to -0.96%
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.80% to 1.40%	686,816	24.39 to 21.86	15,222,758	0.77%	9.19% to 8.53%
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	0.95% to 2.25%	58,869	14.62 to 14.86	957,834	1.85%	-2.27% to -3.55%
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.80% to 1.40%	547,230	16.74 to 15.50	8,560,284	3.72%	2.96% to 2.34%
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
Quality Bond Fund II - Service Shares (FQBS)
2014	0.95% to 2.45%	1,947,824	14.75 to 12.34	27,031,892	3.60%	2.53% to 0.98%
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.80% to 1.40%	5,488,782	$36.50 to $ 43.45	$348,405,495	2.74%	7.85% to 7.20%
2013	0.80% to 1.40%	6,152,207	33.84 to 40.53	363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.10% to 2.35%	247,059	32.69 to 28.10	7,757,929	0.74%	5.34% to 4.01%
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
High Income Portfolio - Initial Class (FHIP)
2014	0.80% to 1.40%	1,237,260	21.97 to 22.57	40,224,920	5.41%	0.35% to -0.26%
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.80% to 1.40%	2,990,233	30.44 to 28.43	127,946,744	1.44%	4.99% to 4.35%
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.40% to 2.80%	4,822,302	16.27 to 15.04	80,742,354	0.69%	-13.11% to -15.21%
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.40% to 2.80%	12,097,661	14.15 to 18.14	271,851,252	2.75%	8.05% to 5.44%
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.80% to 1.40%	408,253	14.85 to 14.09	5,797,136	1.51%	3.51% to 2.89%
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.10% to 2.65%	13,432,500	15.77 to 13.54	203,616,057	1.44%	3.06% to 1.45%
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.80% to 1.40%	854,239	14.71 to 13.96	12,027,623	1.60%	3.83% to 3.20%
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.10% to 2.70%	30,591,200	16.35 to 13.97	482,318,111	1.42%	3.44% to 1.77%
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.80% to 1.40%	751,039	14.92 to 14.16	10,723,551	1.45%	4.02% to 3.39%
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.10% to 2.75%	2,999,411	$17.06 to $ 14.50	$48,507,447	1.49%	3.59% to 1.86%
2013	1.10% to 2.60%	2,483,236	16.47 to 14.43	39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
VIP Growth Portfolio - Initial Class (FGP)
2014	0.80% to 1.40%	4,557,714	33.32 to 41.44	377,412,725	0.18%	10.41% to 9.74%
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.40% to 2.85%	9,433,261	14.59 to 19.00	224,047,429	0.00%	10.57% to 7.85%
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.80% to 1.40%	1,207,106	14.59 to 13.92	16,905,415	5.42%	0.37% to -0.24%
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.80% to 1.40%	1,212,588	15.25 to 14.21	17,391,597	2.10%	4.91% to 4.27%
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2014	0.40% to 3.05%	25,450,183	13.51 to 11.47	357,562,721	1.91%	5.20% to 2.40%
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.80% to 1.40%	1,445,012	17.28 to 16.40	23,883,198	0.15%	5.35% to 4.71%
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	0.40% to 2.85%	7,982,432	15.99 to 30.57	287,027,074	0.02%	5.61% to 3.01%
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.80% to 1.40%	1,559,134	24.08 to 23.32	45,698,046	1.27%	-8.81% to -9.36%
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	0.80% to 1.40%	1,359,984	18.26 to 16.91	23,251,418	1.30%	-8.83% to -9.38%
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	1.15% to 2.25%	73,649	22.98 to 20.12	1,645,886	1.00%	-9.35% to -10.36%
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	0.40% to 2.85%	5,519,852	$9.51 to $ 12.69	$79,903,490	1.16%	-8.68% to -10.92%
2013	0.40% to 2.80%	5,200,723	10.41 to 14.32	83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.80% to 1.40%	253,492	24.06 to 22.28	5,708,953	0.82%	5.84% to 5.20%
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.40% to 2.85%	17,836,972	19.65 to 13.38	267,043,861	4.88%	4.20% to 1.63%
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	0.95% to 2.65%	2,031,340	22.32 to 21.93	51,130,465	1.32%	7.69% to 5.84%
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.40% to 3.05%	3,991,805	17.95 to 24.73	126,677,957	0.61%	0.17% to -2.50%
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.40% to 0.60%	44,952	12.10 to 12.06	543,337	2.39%	5.29% to 5.07%
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.80% to 2.65%	1,514,448	9.38 to 9.26	14,138,286	1.56%	-6.21% to -7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.75% to 2.80%	2,504,890	8.69 to 17.81	54,170,708	2.75%	-13.09% to -13.62%	****
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.40% to 2.85%	14,019,187	9.95 to 9.89	136,868,159	7.06%	1.43% to -1.08%	****
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.40% to 2.75%	7,315,810	20.15 to 11.47	90,348,947	2.69%	2.44% to 0.02%
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2014	0.40% to 0.60%	27,378	10.14 to 10.10	277,202	5.99%	1.45% to 1.25%
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2014	0.40% to 0.60%	57,693	10.19 to 10.15	587,183	3.84%	-0.42% to -0.62%
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2014	0.40% to 0.60%	1,553	13.21 to 13.17	20,519	0.62%	6.26% to 6.05%
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.40% to 2.95%	10,327,433	10.63 to 8.72	119,826,653	1.57%	0.21% to -2.36%
2013	0.40% to 2.95%	13,156,674	10.61 to 8.93	150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2014	1.50% to 2.00%	3,270	$13.46 to $ 12.82	$43,160	0.21%	-4.73% to -5.21%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.80% to 2.50%	186,362	13.29 to 17.89	3,694,111	0.00%	2.64% to 0.88%
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.80% to 2.65%	1,041,973	21.82 to 21.40	25,709,625	0.36%	9.50% to 7.46%
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
International Growth Fund/VA-Service Shares (OVIGS)
2014	1.10% to 2.55%	1,107,744	9.05 to 8.96	9,982,341	0.24%	-9.54% to -10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.80% to 1.40%	1,097,053	24.74 to 25.17	34,056,066	2.05%	7.33% to 6.68%
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.80% to 1.40%	1,314,492	16.05 to 15.61	26,398,467	5.25%	6.41% to 5.76%
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.40% to 1.40%	2,845,391	11.74 to 51.50	155,455,199	1.23%	1.88% to 0.86%
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.75% to 2.75%	3,464,478	10.14 to 24.02	100,955,252	1.18%	1.42% to -0.75%	****
2013	0.95% to 2.25%	244,473	24.50 to 27.33	7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.40% to 0.60%	76,193	10.67 to 10.64	811,521	1.18%	-7.59% to -7.78%
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.40% to 1.40%	925,786	13.33 to 14.82	13,839,721	0.81%	10.26% to 9.15%
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	0.40% to 3.05%	9,304,134	15.59 to 18.01	214,327,255	0.58%	9.96% to 7.03%
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.80% to 1.40%	484,310	17.83 to 16.92	8,257,676	0.92%	11.04% to 10.37%
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	0.40% to 2.80%	2,686,320	$19.50 to $ 27.67	$92,701,568	0.63%	11.21% to 8.53%
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.80% to 1.40%	1,096,038	9.31 to 8.52	9,459,072	0.00%	4.94% to 4.30%
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.80% to 1.40%	131,093	10.27 to 10.14	1,331,560	4.53%	2.02% to 1.40%
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	0.85% to 2.75%	911,480	10.20 to 9.78	9,167,050	3.90%	1.62% to -0.33%
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.40% to 2.60%	4,859,868	9.71 to 10.05	50,089,678	5.16%	0.05% to -2.16%
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.40% to 2.75%	1,884,511	12.54 to 10.95	22,098,472	2.00%	-0.10% to -2.46%
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.40% to 3.05%	35,370,950	12.19 to 10.47	404,377,325	1.04%	0.35% to -2.32%
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.40% to 2.85%	28,020,955	11.11 to 10.14	298,250,943	2.12%	3.75% to 1.20%
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.40% to 0.60%	11,020	7.25 to 7.22	79,854	0.33%	-18.95% to -19.11%
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.40% to 2.50%	525,844	9.30 to 8.98	4,790,708	5.27%	1.00% to -1.13%
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.40% to 0.60%	6,985	10.40 to 10.37	72,550	4.92%	2.82% to 2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.05% to 2.45%	120,962	19.76 to 18.40	2,483,981	1.36%	9.57% to 8.02%
2013	1.05% to 2.30%	149,244	18.03 to 17.32	2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
VT International Equity Fund: Class IB (PVTIGB)
2014	1.15% to 2.05%	14,651	18.75 to 16.85	262,993	0.95%	-7.85% to -8.69%
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
VT Voyager Fund: Class IB (PVTVB)
2014	0.95% to 2.25%	96,479	22.03 to 20.71	2,194,180	0.80%	8.68% to 7.25%
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.80% to 2.50%	435,498	$14.40 to $ 13.75	$6,154,539	0.00%	7.30% to 5.46%
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2014	1.15% to 1.55%	23,756	21.25 to 20.29	497,599	0.89%	8.93% to 8.49%
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
Small-Cap Portfolio - Investment Class (ROCSC)
2014	0.40% to 0.60%	27,191	12.98 to 12.94	352,960	0.22%	2.83% to 2.62%
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.40% to 2.55%	1,396,728	10.39 to 10.02	14,238,125	0.00%	4.24% to 1.99%
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Health Sciences Portfolio - II (TRHS2)
2014	0.40% to 2.85%	7,927,446	29.82 to 26.55	223,976,343	0.00%	30.70% to 27.49%
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2014	0.40% to 2.75%	3,558,339	9.16 to 8.03	29,517,875	0.00%	-19.67% to -21.57%
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.80% to 1.40%	435,528	20.11 to 20.33	10,362,989	5.18%	1.37% to 0.75%
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.80% to 1.40%	937,328	28.40 to 25.45	24,198,355	0.53%	-1.21% to -1.81%
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.75% to 2.75%	1,659,729	8.61 to 8.15	34,873,233	0.10%	-19.71% to -21.33%
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	0.40% to 0.60%	637,519	11.21 to 11.18	7,144,816	1.73%	3.49% to 3.28%
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2014	0.40% to 0.60%	110,570	10.91 to 10.88	1,205,387	0.77%	2.65% to 2.44%
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	0.40% to 0.60%	449,506	11.11 to 11.08	4,992,354	0.81%	3.34% to 3.13%
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.40% to 2.85%	16,864,654	16.66 to 14.47	261,526,326	0.47%	-5.64% to -7.97%
2013	0.40% to 2.80%	13,405,643	17.66 to 15.76	223,555,413	1.21%	24.63% to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.40% to 2.80%	7,890,294	10.55 to 11.39	92,712,517	5.10%	1.50% to -0.95%
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.40% to 2.85%	4,185,462	14.08 to 13.18	57,044,940	0.00%	7.44% to 4.80%
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.40% to 0.60%	3,358	12.26 to 12.22	41,162	0.12%	4.44% to 4.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.40% to 0.60%	234,969	$13.67 to $ 13.53	$3,211,436	1.09%	2.98% to 2.77%
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.40% to 0.60%	2,132,566	15.03 to 14.87	32,040,936	1.03%	3.82% to 3.61%
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.40% to 0.60%	3,277,315	15.68 to 15.52	51,389,608	1.04%	4.20% to 3.99%
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.40% to 0.60%	526,562	14.40 to 14.25	7,582,097	0.98%	3.46% to 3.26%
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.40% to 2.75%	2,922,620	24.82 to 20.55	67,222,496	0.00%	-2.27% to -4.58%
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014	1.10%	631	11.53	7,278	0.35%	3.31%
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2014	1.15% to 1.25%	21,348	14.61 to 14.46	309,073	1.36%	4.37% to 4.27%
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2014	1.15% to 1.75%	2,235	19.91 to 19.38	43,856	0.00%	2.67% to 2.05%
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Global Securities Fund/VA - Class 3 (obsolete)(OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80% to 2.65%	1,142,861	$11.79 to $ 15.15	$19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40% to 2.80%	5,533,991	8.79 to 10.76	66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	$11.25 to $ 11.18	$2,195,392	0.10%	11.33% to 10.66%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%

2014	Reserves for annuity contracts in payout phase:			9,682,634
2014	Contract owners equity:			$45,160,288,424
2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File no. 033-67636) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on April 14, 2003 with the initial Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on April 14, 2003 with the initial Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm"
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document "nwfpa99h12b.htm"
(11)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(15)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm"
(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm"
(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm"
(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm"
(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, under document "wellsfargofpa.htm"
The following Fund Participation Agreements were previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h) and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset, dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h) and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
(25)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(26)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the registration statement (SEC File No. 033-67636) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 7,604 and 5,382 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact